       As filed with the Securities and Exchange Commission on February 27, 2004
                                                Securities Act File No. 33-23512
                                        Investment Company Act File No. 811-5629

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

            Registration Statement Under The Securities Act Of 1933     /X/

                          Pre-Effective Amendment No.                   / /

                        Post-Effective Amendment No. 59                 /X/

                                     and/or

        Registration Statement Under The Investment Company Act Of 1940 /X/

                               Amendment No. 59                         /X/
                        (Check appropriate box or boxes)

                               ING INVESTORS TRUST
                 (Exact Name of Registrant Specified in Charter)

                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

               Theresa K. Kelety                       With copies to:
                      ING                          Jeffrey S. Puretz, Esq.
         7337 E. Doubletree Ranch Road                     Dechert
              Scottsdale, AZ 85258                   1775 I Street, N.W.
    (Name and Address of Agent for Service)         Washington, DC 20006

                                   ----------

 It is proposed that this filing will become effective (check appropriate box):

/ /   Immediately upon filing pursuant to paragraph (b)     / /   on (date) pursuant to paragraph (b)

/ /   60 days after filing pursuant to paragraph (a)(1)     /X/   on April 30, 2004 pursuant to paragraph (a)(1)

/ /   75 days after filing pursuant to paragraph (a)(2)     / /   on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ / This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

                              ING IVESTORS TRUST

                      CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

*    Cover Sheet

*    Contents of Registration Statement

*    Explanatory Note

*    ING Investors Trust Adviser Class Prospectus - Book 1

*    ING Investors Trust Adviser Class Prospectus - Book 2

*    ING Investors Trust Institutional Class Prospectus - Book 1

*    ING Investors Trust Institutional Class Prospectus - Book 2

*    ING Investors Trust Retirement Class Prospectus - Book 1

*    ING Investors Trust Retirement Class Prospectus - Book 2

*    ING Investors Trust Service Class Prospectus - Book 1

*    ING Investors Trust Service Class Prospectus - Book 2

*    ING Investors Trust American Funds Prospectus

* ING Investors Trust Adviser Class, Institutional Class and Service Class Statement of Additional Information

*    ING Investors Trust Retirement Class Statement of Additional Information

*    ING Investors Trust American Funds Statement of Additional Information

*    Part C

*    Signature Page

*    Exhibits

                            EXPLANATORY NOTE

This Post-Effective Amendment No. 58 (the "Amendment"), filed in reliance on Rule 485(a)(1) under the Securities Act of 1933, as amended (the "1933 Act"), to the Registration Statement on Form N-1A for ING Investors Trust (the "Registrant") is being filed for the purpose of updating the disclosure in compliance with annual updating requirements pursuant to section 10(a)(3) of
the 1933 Act.    This Registration incorporates by reference:

1) The Registrant's Lifestyle Portfolios Prospectus dated May 3, 2004, which was included in Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A, which was filed with the U.S. Securities and Exchange Commission ("SEC") on January 30, 2004.

2) The Registrant's Lifestyle Portfolios Statement of Additional Information ("SAI"), which was included in Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A, which was filed with the SEC on January 30, 2004.

3) The Registrant's Evergreen Portfolios Prospectus dated May 3, 2004, which was included in Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A, which was filed with the SEC on January 30, 2004.

4) The Registrant's Evergreen Portfolios SAI dated May 3, 2004, which was included in Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A, which was filed with the SEC on January 30, 2004.

ING INVESTORS TRUST




PROSPECTUS

MAY 1, 2004

ADVISER CLASS

                                 MONEY MARKET FUND
                                 ING Liquid Assets Portfolio

                                 BOND FUNDS
                                 ING Limited Maturity Bond Portfolio
                                 ING PIMCO Core Bond Portfolio

                                 ING PIMCO High Yield Portfolio


                                 BALANCED FUNDS
                                 ING MFS Total Return Portfolio

                                 STOCK FUNDS

                                 ING Eagle Asset Capital Appreciation Portfolio

                                 ING Janus Special Equity Portfolio

                                 ING JPMorgan Small Cap Equity Portfolio
                                 ING Legg Mason Value Portfolio

                                 ING Marsico Growth Portfolio
                                 ING MFS Mid Cap Growth Portfolio
                                 ING MFS Research Portfolio


                                 INTERNATIONAL/GLOBAL FUNDS

                                 ING International Portfolio

                                 ING Julius Baer Foreign Portfolio


NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL
JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS
OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT IS: NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR OBJECTIVES.

THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THE PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS





                                                                            PAGE
INTRODUCTION
ING Investors Trust
Investment Adviser
Portfolios and Portfolio Managers
Class of Shares
Investing through your Variable Contract or Qualified Plan
Why Reading this Prospectus is Important

DESCRIPTION OF THE PORTFOLIOS
  ING Eagle Asset Capital Appreciation
  ING International
  ING Janus Special Equity
  ING Julius Baer Foreign
  ING JPMorgan Small Cap Equity
  ING Legg Mason Value
  ING Limited Maturity Bond
  ING Liquid Assets
  ING Marsico Growth
  ING MFS Mid Cap Growth
  ING MFS Research
  ING MFS Total Return
  ING PIMCO Core Bond
  ING PIMCO High Yield

PORTFOLIO FEES AND EXPENSES
SUMMARY OF PRINCIPAL RISKS

MORE INFORMATION
  Percentage and Rating Limitation
  A Word about Portfolio Diversity
  Additional Information about the Portfolios
  Non-Fundamental Investment Policies
  Temporary Defensive Positions
  Independent Auditors
  Administrative Services
  Portfolio Distribution
  Classes of Shares
    Service Fees
  Interests of the Holders of Variable Insurance
    Contracts and Policies and Qualified Retirement
  Plans

OVERALL MANAGEMENT OF THE TRUST
  The Adviser
  Management Fee

SHARE PRICE

TAXES AND DISTRIBUTIONS

FINANCIAL HIGHLIGHTS

TO OBTAIN MORE INFORMATION                                                  Back

ING INVESTORS TRUST TRUSTEES                                                Back


     AN INVESTMENT IN ANY PORTFOLIO OF THE TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

                                  INTRODUCTION

ING INVESTORS       ING Investors Trust (the "Trust") is an open-end
TRUST               management investment company. The Trust consists of a group of mutual fund portfolios (referred to individually as a "Portfolio" and collectively, as the "Portfolios"). Not all of the Portfolios are offered in this prospectus
                    ("Prospectus").

INVESTMENT          Directed Services, Inc. ("DSI" or the "Adviser")
ADVISER             is the investment adviser of each Portfolio, and each
                    Portfolio has a sub-adviser referred to herein as a "Portfolio Manager". DSI is a wholly owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management.

PORTFOLIOS AND      ING Eagle Asset Capital Appreciation Portfolio -- Eagle
PORTFOLIO MANAGERS    Asset Management, Inc.
                    ING International Portfolio - Aeltus Investment Management,
                      Inc.

                    ING Janus Special Equity Portfolio -- Janus Capital
                      Management LLC

                    ING Julius Baer Foreign Portfolio -- Julius Baer Investment
                      Management Inc.
                    ING JPMorgan Small Cap Equity Portfolio - J.P. Morgan
                      Investment Management Inc.
                    ING Legg Mason Value Portfolio - Legg Mason Funds
                      Management, Inc.
                    ING Limited Maturity Bond Portfolio -- Aeltus Investment
                      Management, Inc.
                    ING Liquid Assets Portfolio -- Aeltus Investment Management,
                      Inc.

                    ING Marsico Growth Portfolio -- Marsico Capital Management,
                      LLC
                    ING MFS Mid Cap Growth Portfolio -- Massachusetts Financial
                      Services Company
                    ING MFS Research Portfolio -- Massachusetts Financial
                      Services Company
                    ING MFS Total Return Portfolio -- Massachusetts Financial
                      Services Company
                    ING PIMCO Core Bond Portfolio -- Pacific Investment
                      Management Company LLC

                    ING PIMCO High Yield Portfolio -- Pacific Investment
                      Management Company LLC

CLASS OF SHARES     Pursuant to a multiple class plan (the "Plan"), each
                    Portfolio, except ING Liquid Assets Portfolio, offers four classes of shares. This Prospectus relates only to the Adviser (Class A) shares. For more information about Class A shares, please refer to the section of this Prospectus entitled "Classes of Shares."

INVESTING           Shares of the Portfolios of the Trust may be offered to
THROUGH YOUR        segregated asset accounts ("Separate Accounts") of
VARIABLE            insurance companies as investment options under variable
CONTRACT OR         annuity contracts and variable life insurance policies
QUALIFIED PLAN      ("Variable Contracts"). Shares be offered to qualified
                    pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates. Class S shares, which are not offered in this Prospectus, also may be made available to investment companies, including series of the Trust under fund-of-funds arrangements.

WHY READING         This Prospectus explains the investment objective, strategy
THIS PROSPECTUS     and risks of each of the Portfolios IS of the Trust offered
IMPORTANT           in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you.
                    You should keep this Prospectus for future reference.

                          DESCRIPTION OF THE PORTFOLIOS

ING EAGLE ASSET CAPITAL APPREICATION PORTFOLIO
(FORMERLY, ING EAGLE ASSET VALUE EQUITY PORTFOLIO)


PORTFOLIO           Eagle Asset Management, Inc. ("Eagle Asset")
MANAGER

INVESTMENT          Capital appreciation. Dividend income is a secondary
OBJECTIVE           objective.


PRINCIPAL           The Portfolio normally invests at least 80% of its assets in
INVESTMENT          equity securities of domestic and foreign issuers that meet
STRATEGY            quantitative standards relating to financial soundness and high intrinsic value relative to price. The equity securities in which the Portfolio invests include, common stocks, securities convertible into common stocks, options on equities and rights and warrants.

                    Eagle Asset picks stocks from the 500 largest names in the Russell 1000(R) Index (by market capitalization). It focuses on securities with solid fundamentals, predictable growth and reasonable valuations relative to their peers. Unpredictable businesses, high multiple stocks, companies with unproven business models and businesses with competitive advantage(s) are typically eliminated from consideration. This initial screening leaves a universe of about 150 above-average growth, predictable businesses that are the focus of an intense research process.

                    The team then develops an earnings model for each company in the resulting universe with each Co-Portfolio Manger responsible for their stocks in his/her sector of expertise. The research process concentrates on determining sustainable long-term growth prospects. Finally, the team uses a quantitative relative valuation model to rank each stock based on the five year expected growth rate and relative valuation, and seeks to hold those stocks with the highest potential return.


                    The Portfolio may invest up to 25% of its total assets in foreign issuers. The Portfolio may write covered put and call options and may purchase protective puts. It may also purchase uncovered puts and calls that expose up to 55% of the Portfolio's total assets, and may enter into financial futures contracts and options thereon and currency hedging transactions.


PRINCIPAL RISKS     As with any mutual fund, you could lose money on your
                    investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results.

                    The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                        DERIVATIVES RISK
                                     FOREIGN INVESTMENT RISK
                                          MANAGER RISK
                                     MARKET AND COMPANY RISK


                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]


                    ING EAGLE ASSET CAPITAL APPRECIATION -- ANNUAL TOTAL RETURN*



                    1995           35.01
                    1996           10.45
                    1997           27.09
                    1998             1.4
                    1999            0.36
                    2000            8.61
                    2001           -4.57
                    2002          -17.18
                    2003             ___%



                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), the Russell 1000(R) Index, and the Russell 1000(R) Value Index. The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. The Russell 1000(R) Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Portfolio Manager has determined that the Russell 1000(R) Index is the more appropriate index to use as an additional comparative index than the Russell 1000(R) Index since it more closely reflects the performance of the securities in which the Portfolio invests. In the future, the S&P 500 Index and the Russell 1000(R) Index will be the Portfolio's only comparative indices.


                                    AVERAGE ANNUAL TOTAL RETURN*


                                                     1 YEAR     5 YEAR     INCEPTION
                    Class A Shares                    ___%       ___%        ___%
                    Class S Shares                    ___%       ___%        ___%
                    S&P 500 Index                     ___%       ___%        ___%(1)
                    Russell 1000(R)Index              ___%       ___%        ___%(1)
                    Russell 1000(R)Value Index        ___%       ___%        ___%(1)



                    BEST QUARTER        Quarter Ended     ___       ___%

                    WORST QUARTER       Quarter Ended     ___       ___%

                    * The performance information presented above is as of December 31 for each year. The bar chart figures shown for 2003 provide performance for Class A shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations on January 3, 1995, revised to reflect the higher expenses of Class A shares. The performance table above reflects the returns for both Class S and Class A shares; the Class S returns are also revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

                    (1) Index return is for the period beginning January 1,
                        1995.

MORE ON THE         Eagle Asset has managed the Portfolio since its inception.
PORTFOLIO MANAGER   Eagle Asset is in the business of managing institutional
                    client accounts and individual accounts on a discretionary basis. Eagle Asset is a subsidiary of Raymond James
                    Financial, Inc., a publicly traded company whose shares are listed on the New York Stock Exchange. As of December 31,
                    2003, Eagle Asset had approximately $8.15 billion in client assets under management. The address of Eagle Asset is 880
                    Carillon Parkway, St. Petersburg, Florida 33716.

                    Eagle Asset's Conservative Large Cap Equity team is responsible for the day-to-day investment decisions of the Portfolio. This team consists of the following four Co-Portfolio Managers:



                    NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
                    ----                       ---------------------------------------
                    Richard Skeppstrom         Mr. Skeppstrom is a Managing Director and joined Eagle Asset in
                                               April 2001 after serving as Senior Portfolio Manager for Evergreen
                                               Investment Management's large cap core program for six years.

                    John Jordan II             Mr. Jordan joined Eagle Asset in April 2001 after serving as Co-Portfolio
                                               Manager of Evergreen Investment Management's large cap core program for two years.

                    Craig Dauer                Mr. Dauer joined Eagle Asset in April 2001 after serving as Co-Portfolio
                                               Manager of Evergreen Investment Management's large cap core program for two years.

                    Robert Marshall            Mr. Marshall joined Eagle Asset in September 2002 after serving as
                                               Director/Senior  Vice President of equity research at Wachovia Securities for seven years.

ING INTERNATIONAL PORTFOLIO


PORTFOLIO           Aeltus Investment Management, Inc. ("ING Aeltus")
MANAGER


INVESTMENT          Long-term growth of capital
OBJECTIVE

PRINCIPAL           Under normal conditions, the Portfolio invests at least 80%
INVESTMENT          of its net assets and borrowings for investment purposes in
STRATEGY            equity securities of issuers located in countries outside of the United States. The term equity securities may include common and preferred stocks, warrants, and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Portfolio Manager believes they present attractive investment opportunities. The Portfolio also may invest up to 20% of its assets in securities of U.S. issuers, including investment-grade securities.

                    The Portfolio Manager primarily uses "bottom-up" fundamental analysis to identify stocks that it believes offer good value relative to their peers in the same industry, sector or region. The Portfolio Manager also uses "top-down" analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Portfolio Manager focuses on various factors, including valuation of the companies, catalysts to stock price appreciation, and quality of management and financial measures, especially cash flow and the cash flow return on capital.

                    The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in small- and medium-sized companies.

                    The Portfolio Manager will invest at least 65% of the Portfolio in assets of companies which, based upon a fundamental analysis of a company's earning prospects, it believes will experience faster earnings per share growth than that of other companies located in one or more of the same market, sector, or industry.

                    The Portfolio may invest in debt securities and in derivatives, including options and futures contracts, options on futures and forward contracts. The Portfolio may also engage in forward foreign currency contracts, and interest rate futures contracts.


                    The Portfolio may lend up to 33 1/3% of its total assets.


                    When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.


PRINCIPAL RISKS     As with any mutual fund, you could lose money on your
                    investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results.

                    The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                              CALL RISK
                                         DEBT SECURITIES RISK
                                           DERIVATIVES RISK

                                        EMERGING MARKETS RISK
                                       FOREIGN INVESTMENT RISK
                                          INTEREST RATE RISK
                                            LIQUIDITY RISK
                                             MANAGER RISK
                                       MARKET AND COMPANY RISK
                                          MARKET TRENDS RISK
                                            MATURITY RISK
                                         MID-CAP COMPANY RISK

                                       SECURITIES LENDING RISK

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]


                             ING INTERNATIONAL -- ANNUAL TOTAL RETURN*(1)



                    2002       -16.28
                    2003         ___%



                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE Index"). The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. It is not possible to invest directly in the MSCI EAFE Index.

                                  AVERAGE ANNUAL TOTAL RETURN*(1)



                                                             1 YEAR    INCEPTION
                    Class A Shares                             ___%      ___%
                    Class S Shares                             ___%      ___%
                    MSCI EAFE Index                            ___%      ___%(2)



                    BEST QUARTER        Quarter Ended             ___       ___%

                    WORST QUARTER       Quarter Ended 9/30/02     ___       ___%



                    * The performance information presented above is as of December 31 for each year. The bar chart figures shown for 2003 provide performance for Class A shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations December 17, 2001, revised to reflect the higher expenses of Class A shares. The performance table above reflects the returns for both Class S and Class A shares; the Class S returns are also revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

                    (1) ING Aeltus has managed the Portfolio since September 2,
                        2003. Prior to September 2, 2003, ING Investments, LLC managed the Portfolio.

                    (2) Index return is for the period beginning January 1,
                        2002.

MORE ON THE         Prior to September 2, 2003, ING Investments, LLC served as
PORTFOLIO           the Portfolio Manager to the  Portfolio. Since September
MANAGER             2, 2003, ING Aeltus, a Connecticut corporation, serves as
                    the Portfolio Manager to the Portfolio. ING Aeltus also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

                    Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC and is an indirect wholly owned subsidiary of ING Groep, N.V. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

                    As of December 31, 2003, ING Aeltus managed over $53.8 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

                    The following persons at ING Aeltus are primarily responsible for the day-to-day investment decisions of the
                    Portfolio:



                    NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
                    ----                       ---------------------------------------
                    Richard T. Saler           Senior Vice President and Director of International Equity Investment
                                               Strategy of ING Aeltus. From 1986 until July 2000, Mr. Saler was
                                               Senior Vice President and Director of International Equity Strategy at
                                               Lexington Management Corporation ("Lexington"), which was acquired by
                                               ING Investments' parent company in July 2000.

                    Phillip A. Schwartz        Senior Vice President and Director of International Equity Investment
                                               Strategy of ING Aeltus. Prior to joining ING's asset management operations in July 2000, Mr. Schwartz was Senior Vice President and
                                               Director of International Equity Investment Strategy at Lexington, which was acquired by ING Investments' parent company in July 2000. Prior to
                                               1993, Mr. Schwartz was a Vice President of European Research Sales with
                                               Cheuvreux de Virieu in Paris and New York.

ING JANUS SPECIAL EQUITY PORTFOLIO


PORTFOLIO
MANAGER             Janus Capital Management LLC ("Janus Capital")

INVESTMENT
OBJECTIVE           Capital appreciation

PRINCIPAL           The Portfolio invests, under normal circumstances, at least
INVESTMENT          80% of its net assets (plus borrowings for investment
STRATEGY            purposes) in equity securities with the potential for long-
                    term growth of capital. The Portfolio Manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The Portfolio Manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

                    The Portfolio Manager applies a "bottom up" approach in choosing investments. In other words, the Portfolio Manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The Portfolio Manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Portfolio Manager chooses investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

                    The Portfolio is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified portfolio. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

                    The Portfolio may also invest in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets), high-yield bonds (up to 20%) of any quality, index/structured securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return, securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%) and from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.

                    CASH AND CASH EQUIVALENTS. When the Portfolio Manager believes that market conditions are unfavorable for profitable investing or when it is otherwise unable to locate attractive investment opportunities for the Portfolio, the Portfolio's cash or similar investments may increase. The Portfolio Manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds. Cash equivalent investments may include a money market fund managed by the Portfolio Manager.

                    PORTFOLIO TURNOVER. The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

PRINCIPAL RISKS     As with any mutual fund, you could lose money on your
                    investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results.

                    The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                          DEBT SECURITIES RISK
                                            DERIVATIVES RISK
                                          DIVERSIFICATION RISK
                                        FOREIGN INVESTMENT RISK

                                            HIGH YIELD RISK

                                           INTEREST RATE RISK
                                             LIQUIDITY RISK
                                              MANAGER RISK
                                        MARKET AND COMPANY RISK
                                             MATURITY RISK
                                              SECTOR RISK
                                           SMALL COMPANY RISK
                                        SPECIAL SITUATIONS RISK


                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

                          ING JANUS SPECIAL EQUITY -- ANNUAL TOTAL RETURN*


                    2001                   -5.17
                    2002                  -26.06
                    2003                     ___%



                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ('S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks.


                                    AVERAGE ANNUAL TOTAL RETURN*


                                                            1 YEAR     INCEPTION
                    Class A Shares                            ___%       ___%
                    Class S Shares                            ___%       ___%
                    S&P 500 Index                             ___%       ___%(1)



                    BEST QUARTER                 Quarter Ended     ___       ___%

                    WORST QUARTER                Quarter Ended     ___       ___%



                    * The performance information presented above is as of December 31 for each year. The figures shown for 2003 provide performance for Class A shares of the Portfolio which commenced operations September 9, 2002. The figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations October 2, 2000, revised to reflect the higher expenses of Class A shares. The performance table above reflects the returns for both Class S and Class A shares; the Class S returns are also revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.


                    (1) Index return is for the period beginning October 1,
                        2000.


MORE ON THE         Janus Capital Management, LLC and its predecessor firm
PORTFOLIO MANAGER   ("Janus Capital") have managed the  Portfolio since its
                    inception. Janus Capital has been an investment adviser since 1969, and provides advisory services to managed accounts and investment companies. As of December 31, 2003, Janus Capital managed approximately $151.5 billion in assets. The address of Janus Capital is 151 Detroit Street,
                    Denver, Colorado 80206.

                    Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCG") and owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation. JCG is a publicly traded company with principal operations in financial asset management businesses.


                    The following person at Janus Capital is primarily responsible for the day-to-day investment decisions of the
                    Portfolio:

                    NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
                    ----                       ---------------------------------------
                    David C. Decker            Vice President and portfolio manager of the Portfolio since its inception.

                                               Mr. Decker joined Janus Capital in 1992 and has managed various other mutual funds and private accounts since that time. Mr. Decker holds a
                                               Master's of Business Administration degree in Finance from the Fuqua
                                               School of Business at Duke University and a Bachelor of Arts degree in
                                               Economics and Political Science from Tufts University. Mr. Decker has earned the right to use the Chartered Financial Analyst designation.

ING JULIUS BAER FOREIGN PORTFOLIO
(FORMERLY, ING JPMORGAN FLEMING INTERNATIONAL ENHANCED EAFE PORTFOLIO)

PORTFOLIO
MANAGER             Julius Baer Investment Management Inc.

INVESTMENT
OBJECTIVE           Seeks long-term growth of capital

PRINCIPAL           Under  normal  conditions,  the  Portfolio  invests in a
INVESTMENT          wide variety of international equity securities issued
STRATEGY            throughout the world, normally excluding the United States.
                    The Portfolio normally invests at least 80% of its assets in equity securities tied economically to countries outside the United States. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The equity securities in which the Portfolio may invest include common stock, convertible securities, rights, warrants, and exchange traded funds.

                    In selecting investments for the Portfolio, the Portfolio Manager focuses on securities located in at least five different foreign countries, although the Portfolio may at times invest all of its assets in fewer than five countries.

                    The Portfolio Manager manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in "growth" or "value" securities. The Portfolio Manager chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Portfolio Manager considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The Portfolio invests primarily in securities of larger companies, but the Portfolio may also invest in small- and mid-sized companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.

                    The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as emerging markets. It presently does not anticipate investing more than 25% of its total assets in such securities. The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10%) high risk and high yield, non-investment grade instruments commonly known as junk bonds.

                    The Portfolio Manager may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities they believe are more promising.

                    The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its net assets.

                    The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL RISKS     As with any mutual fund, you could lose money on your
                    investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results.

                    The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                     CONVERTIBLE SECURITIES RISK
                                        DEBT SECURITIES RISK
                                          DERIVATIVES RISK
                                        EMERGING MARKETS RISK
                                      EXCHANGE TRADED FUND RISK
                                       FOREIGN INVESTMENT RISK
                                        HIGH-YIELD BOND RISK
                                           LIQUIDITY RISK
                                       MARKET AND COMPANY RISK
                                        PRICE VOLATILITY RISK
                                       SECURITIES LENDING RISK
                                         SMALL COMPANY RISK

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. Please note that there may be other risks that not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.


[CHART]


                     ING JULIUS BAER FOREIGN PORTFOLIO- ANNUAL TOTAL RETURN*(1)



                    2003       ___%

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE Index"). The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. It is not possible to invest directly in the index.

                                  AVERAGE ANNUAL TOTAL RETURN*(1)



                                                                        9/9/02
                                                             1 YEAR    INCEPTION
                    Class A Shares                             ___%      ___%
                    MSCI EAFE Index                            ___%      ___%(2)



                    BEST QUARTER                Quarter Ended     ___       ___%

                    WORST QUARTER               Quarter Ended     ___       ___%



                    * The performance information presented above is for December 31 of each year.

                    (1) Julius Baer Investment Management Inc. has managed the
                        Portfolio since September 2, 2003. J.P. Morgan Investment Management Inc. managed the Portfolio from May 1, 2002 until September 1, 2003.

                    (2) Index return is for the period beginning September 1,
                        2002.

MORE ON THE         Julius Baer Investment Management Inc. (JBIM) serves as the
PORTFOLIO           Portfolio Manager to the Portfolio. JBIM is a registered
MANAGER             investment adviser wholly owned by Julius Baer Securities, which in turn is wholly owned by Julius Baer Holding AG.
                    JBIM specializes in the management of international and global equities, fixed income securities and alternative investments. As of December 31, 2003, JBIM managed over
                    $12.79 billion in assets. JBIM is located at 330 Madison
                    Avenue, New York, New York 10017.

                    The following persons at JBIM are primarily responsible for the day-to-day investment decisions of the Portfolio:



                    NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
                    ----                       ---------------------------------------
                    Rudolph-Riad Younes, CFA   Senior Vice President and Head of International Equity; has been with the Julius Baer organization since September 1993.

                    Richard Pell               Senior Vice President and Chief Investment Officer; has been with the
                                               Julius Baer organization since January 1995.

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO

PORTFOLIO
MANAGER             J.P. Morgan Investment Management Inc.


INVESTMENT
OBJECTIVE           Capital growth over the long term


PRINCIPAL           Under normal market conditions, the Portfolio invests at
INVESTMENT          least 80% of its total assets in equity securities of
STRATEGY            small-cap companies. Small-cap companies are companies with market capitalization equal to those within a universe of Standard & Poor's SmallCap 600 Index stocks. Market capitalization is the total market value of a company's shares.


                    The Portfolio focuses on companies with high quality management, a leading or dominant position in a major product line, new or innovative products, services or processes, a strong financial position and a relatively high rate of return of invested capital available for financing future growth without borrowing extensively from outside sources.

                    The Portfolio Manager uses a disciplined stock selection process, which focuses on identifying attractively valued companies with positive business fundamentals. The Portfolio combines growth and value investing.

                    The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The Portfolio may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

                    Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

                    The Portfolio's equity holdings may include real estate investment trusts ("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

                    The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income or gain.

                    The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

                    The Portfolio is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified portfolio. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.


PRINCIPAL RISKS     As with any mutual fund, you could lose money on your
                    investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results.

                    The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                     CONVERTIBLE SECURITIES RISK
                                           DERIVATIVES RISK
                                         DIVERSIFICATION RISK
                                       FOREIGN INVESTMENT RISK
                                        GROWTH INVESTING RISK

                                             MANAGER RISK
                                       MARKET AND COMPANY RISK
                                         MID-CAP COMPANY RISK
                                              REIT RISK
                                          SMALL COMPANY RISK
                                         VALUE INVESTING RISK


                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.


[CHART]


                      ING JPMORGAN SMALL CAP EQUITY PORTFOLIO -- ANNUAL TOTAL
                                              RETURN*



                    2003       ___%



                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's SmallCap 600 Index ("S&P Small Cap 600 Index"). The S&P SmallCap 600 Index is an unmanaged market-value weighted index consisting of 600 domestic stocks, representing all major industries in the small-capitalization of the U.S. stock market.

                                  AVERAGE ANNUAL TOTAL RETURN*(1)



                                                                        9/9/02
                                                             1 YEAR    INCEPTION
                    Class A Shares                             ___%      ___%
                    S&P SmallCap 600 Index                     ___%      ___%(1)



                    BEST QUARTER                Quarter Ended     ___       ___%

                    WORST QUARTER               Quarter Ended     ___       ___%



                    * The performance information presented above is for December 31 of each year.

                    (1) Index return is for the period beginning September 1,
                        2002.

MORE ON THE         J.P. Morgan Investment Management Inc. serves as the
PORTFOLIO           Portfolio Manager to the Portfolio. J.P. Morgan Investment
MANAGER             Management Inc. is an indirect subsidiary of J.P. Morgan
                    Chase & Co., a bank holding company. J.P. Morgan Investment
                    Management Inc. also provides discretionary investment services to institutional clients and is located at 522
                    Fifth Avenue, New York, New York 10036. As of December 31,
                    2003, J.P. Morgan Investment Management Inc. and its affiliates had approximately $559 billion in assets under management.

                    The following persons at J.P. Morgan Investment Management Inc. are primarily responsible for the day-to-day investment decisions of the Portfolio:



                    NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
                    ----                       ---------------------------------------
                    Juliet Ellis               Managing Director and Senior Portfolio Manager

                                               Ms. Ellis has worked at J.P. Morgan Investment Management Inc.
                                               since 1987 as an analyst and portfolio manager.

                    Hal Clark                  Mr. Clark is a Vice President and portfolio manager at J.P.
                                               Morgan Investment Management Inc. An employee since 1999, Mr. Clark is responsible for client communications and portfolio analysis.
                                               From 2000 to 2001, he was a large-cap analyst covering the healthcare, software, and consumer sectors. Prior to this, Mr. Clark was an investment banking associate (1999) and an investment banking MBA intern
                                               (1998).

ING LEGG MASON VALUE PORTFOLIO
(FORMERLY, ING JANUS GROWTH AND INCOME PORTFOLIO)

PORTFOLIO
MANAGER             Legg Mason Funds Management, Inc. ("Legg Mason")

INVESTMENT
OBJECTIVE           Long-term growth of capital

PRINCIPAL           The Portfolio invests primarily in equity securities that,
INVESTMENT          in the Portfolio Manger's opinion, offer the potential for
STRATEGY            capital growth. The Portfolio Manager follows a value
                    discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the manger's assessment of their intrinsic value. Intrinsic value, according to the Portfolio Manager, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business.
                    Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, changes in government policy or geopolitical dynamics, and more. It should be noted that in this description of the criteria for selecting securities the word "value" is used in its natural sense rather than in the context often seen in current industry literature of "value" and "growth".
                    Thus the adviser may invest in securities which some analysts consider to be "value stocks" or "growth stocks." The manager takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. The Portfolio generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

                    The Portfolio Manager may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the manager to offer the potential for long-term growth of capital, when an investment opportunity arises that the manager believes is more compelling, or to realize gains or limit potential losses.

                    The Portfolio may also invest in debt securities of companies having one or more of the above characteristics. The Portfolio may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as "JUNK BONDS."

                    For temporary defensive purposes, or when cash is temporarily available, the Portfolio may invest without limit in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Portfolio invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

PRINCIPAL RISKS     As with any mutual fund, you could lose money on your
                    investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results.

                    The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                              CALL RISK
                                     CONVERTIBLE SECURITIES RISK
                                         DEBT SECURITIES RISK
                                       FOREIGN SECURITIES RISK
                                         HIGH YIELD BOND RISK
                                          INTEREST RATE RISK
                                          INVESTMENT MODELS
                                       MARKET AND COMPANY RISK
                                           VALUE STYLE RISK

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.


[CHART]


                     ING LEGG MASON VALUE PORTFOLIO -- ANNUAL TOTAL RETURN*(1)



                    2001                   -9.65
                    2002                  -19.53
                    2003                     ___%



                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks.

                                    AVERAGE ANNUAL TOTAL RETURN*(1)



                                                              1 YEAR   INCEPTION
                    Class A Shares                              ___%     ___%
                    Class S Shares                              ___%     ___%
                    S&P 500 Index                               ___%     ___%(2)



                    BEST QUARTER                  Quarter Ended 12/31/01    ___%

                    WORST QUARTER                 Quarter Ended 9/30/02     ___%

                    * The performance information presented above is as of December 31 for each year. The bar chart figures shown for 2003 provide performance for Class A shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations October 2, 2000 revised to reflect the higher expenses of Class A shares. The performance table above reflects the returns for both Class S and Class A shares; the Class S returns are also revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

                    (1) Legg Mason Funds Management, Inc. has managed the
                        Portfolio since May 3, 2004. Janus Capital Management LLC managed the Portfolio from September 9, 2002 through May 2, 2004.

                    (2) Index return is for the period beginning October 1,
                        2000.

MORE ON THE         Prior to May 3, 2004, Janus Capital Management LLC served
PORTFOLIO           as Portfolio Manager to the Portfolio. Since May 3, 2004,
MANAGER             Legg Mason serves as the Portfolio's Portfolio Manager.
                    Founded in 1982, Legg Mason is a wholly owned subsidiary of Legg Mason, Inc. and is a specialist in the management of U.S. large-cap equities.

                    As of December 31, 2003, Legg Mason managed approximately $35 billion in assets under management.

                    The following person at Legg Mason is primarily responsible for the day-to-day investment decisions of the Portfolio:



                    NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
                    ----                       ---------------------------------------
                    Bill Miller                Bill Miller is the portfolio manager and the CEO of Legg Mason Funds
                                               Management, Inc. He joined Legg Mason in 1981. Prior to joining Legg
                                               Mason, he was Treasurer with the J.E. Baker Company, a major manufacturer of products for the steel and cement industries. Mr. Miller has a bachelor's degree in economics from Washington & Lee University, pursued graduate studies in philosophy at John Hopkins University, and is a
                                               Chartered Financial Analyst.

ING LIMITED MATURITY BOND PORTFOLIO


PORTFOLIO
MANAGER             Aeltus Investment Management, Inc. ("ING Aeltus")


INVESTMENT          Highest current income consistent with low risk to principal
OBJECTIVE           and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

PRINCIPAL           The Portfolio seeks to achieve its investment objective by
INVESTMENT          investing under normal circumstances at least 80% of its net
STRATEGY            assets (plus borrowing for investment purposes) in a
                    diversified portfolio of bonds that are primarily limited maturity debt securities. These short-to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rising interest rates may be shortened to one year or less.

                    The Portfolio Manager utilizes the following decision making process to achieve the Portfolio's objectives:


                         - ACTIVE DURATION MANAGEMENT. The average duration of the Portfolio is actively managed relative to the benchmark's average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark;

                         - YIELD CURVE ANALYSIS. The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates;

                         - SECTOR SELECTION. Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Portfolio Manager may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities, etc.); and


                         - SECURITY SELECTION. The Portfolio Manager emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.

                    The Portfolio invests in non-government securities only if rated Baa3 or better by Moody's Investors Service, Inc. ("Moody's") or BBB- or better by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, the Portfolio Manager determines at the time of investment that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P (A-1+, A-1 or A-2), or determined to be of comparable quality by the Portfolio Manager. For a description of bond ratings, please refer to the Statement of Additional Information.


                    Various instruments are eligible for investment including, corporate securities, mortgage-backed securities, asset-backed securities, variable and floating rate securities, debt securities with special features such as puts, or maturity extension arrangements, U.S. treasury securities and U.S. government agency securities, money market securities such as commercial paper, certificates of deposit and bankers' acceptances, repurchase agreements and reverse repurchase agreements, U.S. dollar-denominated foreign securities, shares of other investment companies, futures contracts, options and options on futures contracts, which could be used for hedging the risk of interest rate changes, sovereign debt, (up to 10% of total assets) supranational organizations, real estate investment trusts (REITs), dollar rolls, credit-linked notes, structured securities, swaps, trust-preferred securities, forward currency contracts, options on foreign currencies, OTC options, Guaranteed Investment Contracts, zero-coupon and pay-in-kind bonds, stripped mortgage-backed securities, collateralized mortgage obligations, GNMA certificates, and derivatives. In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits.

                    The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes. The Portfolio may also lend its securities.


                    When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

                    The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.


PRINCIPAL RISKS     As with any mutual fund, you could lose money on your
                    investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results.

                    The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                   ACTIVE OR FREQUENT TRADING RISK
                                              CALL RISK
                                        DEBT SECURITIES RISK
                                          DERIVATIVES RISK
                                       FOREIGN INVESTMENT RISK
                                             INCOME RISK
                                         INTEREST RATE RISK
                                            MANAGER RISK
                                            MORTGAGE RISK
                                              REIT RISK
                                             SECTOR RISK

                                       SECURITIES LENDING RISK

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The
                    Portfolio's past performance is not an indication of future performance.


                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Class A shares, from year-to-year.

[CHART]

                       ING LIMITED MATURITY BOND -- ANNUAL TOTAL RETURN *(1)


                    1993                 6.04
                    1994                -1.34
                    1995                11.55
                    1996                 4.16
                    1997                 6.51
                    1998                 6.70
                    1999                 0.98
                    2000                 7.57
                    2001                 8.68
                    2002                 7.08
                    2003                  ___%



                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Lehman Government/Credit Bond 1-3 Year Index and the Lehman Brothers 1-5 Year U.S. Government Credit Bond Index. The Lehman Government/Credit Bond 1-3 Year Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one to three years, and the Lehman Government/Credit Bond 1-5 Year Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one to five years. The Lehman Government/Credit Bond 1-3 Year Index is intended to be the comparative index for the Portfolio. The change in the comparative index was made as the Lehman Government/Credit 1-3 Year Index is a better representation of the investment style of the Portfolio and more accurately reflects the expected performance of the Portfolio. In the future, it will be the only benchmark compared to the Portfolio.

                                     AVERAGE ANNUAL RETURN*(1)



                                                   1 YEAR     5 YEAR     10 YEAR
                    Class S Shares                  ___%       ___%        ___%
                    Lehman Government/
                    Credit Bond 1-3 Year Index      ___%       ___%        ___%
                    Lehman Government/
                    Credit Bond 1-5 Year Index      ___%       ___%        ___%



                    BEST QUARTER                Quarter Ended     ___       ___%

                    WORST QUARTER               Quarter Ended     ___       ___%



                    * The performance information above is as of December 31 for each year for Class S shares. Class A had not commenced operations in 2003 and therefore does not have a full calendar year of performance for 2003. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations January 24, 1989, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

                    (1) ING Aeltus has managed the Portfolio since September 2,
                        2003. ING Investment Management, LLC managed the Portfolio from January 2, 1998 through September 1, 2003. Performance prior to January 2, 1998 is attributable to different portfolio managers. The Portfolio commenced operations on January 24, 1989.

MORE ON THE         Prior to September 2, 2003, ING Investment Management, LLC
PORTFOLIO           served as Portfolio Manager to the Portfolio. Since
MANAGER             September 2, 2003, ING Aeltus, a Connecticut corporation,
                    serves as the Portfolio Manager to the Portfolio. ING Aeltus also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately held managed accounts.

                    Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC and is an indirect wholly owned subsidiary of ING Groep, N.V. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

                    As of December 31, 2003, ING Aeltus managed over $53.8 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

                    The Portfolio is managed by a team of investment professionals led by Mr. James B. Kauffman. Mr. Kauffman has been employed by ING's investment management operations since 1996 and has over 18 years of investment experience.

ING LIQUID ASSETS PORTFOLIO


PORTFOLIO
MANAGER             Aeltus Investment Management, Inc. ("ING Aeltus")


INVESTMENT          High level of current income consistent with the
OBJECTIVE           preservation of capital and liquidity

PRINCIPAL           The Portfolio Manager strives to maintain a stable $1 per
INVESTMENT          share net asset value and its investment strategy focuses on
STRATEGY            safety of principal, liquidity and yield, in order of
                    importance, to achieve this goal. The Portfolio Manager implements its strategy through a four-step investment process also designed to ensure adherence to regulatory requirements.


                    Step One:    The Portfolio Manager actively maintains a
                                 formal approved list of high quality companies;

                    Step Two:    Securities of approved list issuers that meet
                                 maturity guidelines and are rated in one of the two highest ratings categories (or determined to be of comparable quality by the Portfolio
                                 Manager) are eligible for investment;

                    Step Three:  Eligible  securities are reviewed to ensure
                                 that an investment in such securities would not cause the Portfolio to exceed its diversification limits; and

                    Step Four:   The Portfolio Manager makes yield curve
                                 positioning decisions based on liquidity requirements, yield curve analysis and market expectations of future interest rates.


                    Money market funds are highly regulated by Rule 2a-7 under the Investment Company Act of 1940, which sets forth specific maturity, quality and diversification guidelines. The Portfolio must adhere to procedures adopted by the Board of Trustees pursuant to Rule 2a-7 and to Rule 2a-7 itself. Some of these limitations include:


                         - QUALITY. At least 95% of the Portfolio's investments must be rated in the highest short-term ratings category (or determined to be of comparable quality by the Portfolio Manager) and the Portfolio Manager must make an independent determination that each investment represents minimal credit risk to the Portfolio;

                         - MATURITY. The average maturity of the Portfolio's securities may not exceed 90 days and the maturity of any individual security may not exceed 397 days; and


                         - DIVERSIFICATION. At the time of purchase, no more than 5% of total assets may be invested in the securities of a single issuer. In addition, no more than 10% of total assets may be subject to demand features or guarantees from a single institution. The 10% demand feature and guarantee restriction is applicable to 75% of total assets subject to certain exceptions.

                    The Portfolio may invest in U.S. dollar-denominated money market instruments including:


                         -  U.S. Treasury and U.S. government agency securities;
                         -  fully collateralized repurchase agreements;
                         - bank obligations, including certificates of deposit, time deposits, and bankers' acceptances;
                         -  commercial paper;
                         -  asset-backed securities;
                         - variable or floating rate securities, including variable rate demand obligations;
                         - short-term corporate debt securities other than commercial paper;
                         -  U.S. dollar-denominated foreign securities;
                         - shares of other investment companies (not to exceed 10%);
                         -  credit-linked notes

                         -  reverse repurchase agreements;
                         -  structured securities; and
                         -  Guaranteed Investment Contracts.


                    Some of the securities purchased may be considered illiquid and thus subject to a restriction of 10% of total assets.


                    The Portfolio may lend up to 33 1/3% of its total assets. The Portfolio may also borrow up to 10% of its net assets (up to 25% to meet redemptions).

PRINCIPAL RISKS     As with any mutual fund, you could lose money on your
                    investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results.

                    The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                            CREDIT RISK
                                            INCOME RISK
                                         INTEREST RATE RISK
                                            MANAGER RISK

                                      SECURITIES LENDING RISK


                    AN INVESTMENT IN THE LIQUID ASSETS PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO, AND THE PORTFOLIO MANAGER CANNOT ASSURE YOU THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE.


                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]


                            ING LIQUID ASSETS -- ANNUAL TOTAL RETURN* (1)



                    1993           2.49
                    1994           3.54
                    1995           5.35
                    1996           4.85
                    1997           4.91
                    1998           4.89
                    1999           4.58
                    2000           5.89
                    2001           3.69
                    2002           1.28
                    2003            ___%



                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the iMoneyNet First Tier Retail Index and the Merrill Lynch 3-Month U.S. Treasury Bill Index. The iMoneyNet First Tier Retail Index is an unmanaged index that includes the most broadly based money market funds and the Merrill Lynch 3-Month U.S. Treasury Bill Index is an index comprised of U.S. Treasury Bills with initial maturities of three months. The iMoneyNet First Tier Retail Index is intended to be the comparative index for the Portfolio. The change in the comparative index was implemented because the iMoneyNet First Tier Retail Index is a more suitable measure of the Portfolio's performance in that it will be used to compare the Portfolio against other money market funds in its peer group. In the future, it will be the only benchmark compared to the Portfolio.

                                  AVERAGE ANNUAL RETURN*(1)



                                                   1 YEAR     5 YEAR     10 YEAR
                    Class A Shares                  ___%       ___%        ___%
                    Class S Shares                  ___%       ___%        ___%
                    iMoneyNet First Tier
                    Retail Index                    ___%       ___%        ___%
                    Merrill Lynch 3-Month           ___%       ___%        ___%
                    U.S. Treasury Bill Index        ___%       ___%        ___%



                    BEST QUARTER                Quarter Ended     ___       ___%

                    WORST QUARTER               Quarter Ended     ___       ___%



                    * The performance information presented above is as of December 31 for each year. The bar chart figures shown for 2003 provide performance for Class A shares of the Portfolio, which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations on January 24, 1989, revised to reflect the higher expenses of Class A shares. The performance table above reflects the returns for both Class S and Class A shares; the Class S returns are also revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

                    (1) ING Aeltus has managed the Portfolio since September 2,
                        2003. ING Investment Management LLC managed the Portfolio from January 2, 1998 through September 1, 2003.

                    The Portfolio's 7-day yield as of December 31, 2003 was 0.47%. Call toll free 1-800-366-0066 for the Portfolio's current 7-day yield.

MORE ON THE         Prior to September 2, 2003, ING Investment Management LLC
PORTFOLIO           served as Portfolio Manager to the Portfolio. Since
MANAGER             September 2, 2003, Aeltus Investment Management, Inc. ("ING
                    Aeltus"), a Connecticut corporation, serves as the Portfolio Manager to the Portfolio. ING Aeltus also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

                    Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC and is an indirect wholly owned subsidiary of ING Groep, N.V. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

                    As of December 31, 2003, ING Aeltus managed over $53.8 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

                    The Portfolio is managed by a team of four investment professionals led by Ms. Jennifer J. Thompson, CFA. Ms. Thompson has been employed by ING's investment management operations as a portfolio manager since 1998. From 1992 to 1998, Ms. Thompson was employed as an analyst at Fidelity Investments.

ING MARSICO GROWTH PORTFOLIO




PORTFOLIO           Marsico Capital Management, LLC ("Marsico")
MANAGER

INVESTMENT          Capital appreciation
OBJECTIVE


PRINCIPAL           The Portfolio invests primarily in equity securities
INVESTMENT          selected for their growth potential. The Portfolio may
STRATEGY            invest in companies of any size, from larger,
                    well-established companies to smaller, emerging growth companies. Marsico's investment approach generally combines
                    "top-down" analysis of economic and social trends with "bottom-up" stock selection. Top-down analysis takes into consideration macro-economic factors such as interest rates, inflation, the regulatory environment and the global competitive landscape, as well as the most attractive global investment opportunities, industry consolidation, and the sustainability of economic trends. As the result of the "top-down" analysis, the Portfolio Manager identifies sectors, industries, and companies which should benefit from the overall trends the Portfolio Manager has observed.
                    Bottom-up analysis emphasizes investments in individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Portfolio Manager focuses on a number of different attributes, including the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., strong balance sheets, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; apparent commitment to shareholder interest; and reasonable valuations in the context of projected growth rates.


                    If the Portfolio Manager is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments. The Portfolio may also invest in:


                         - foreign securities (including in emerging or developing markets);
                         - forward foreign currency contracts, futures and options;
                         -  debt securities;
                         -  high-yield bonds (up to 35%) of any quality; and
                         - from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.


                    When the Portfolio Manager believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual--they represent the assets that remain after the Portfolio Manager has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Portfolio Manager considers it advantageous to purchase or sell securities. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.


PRINCIPAL RISKS     As with any mutual fund, you could lose money on your
                    investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results.

                    The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                    ACTIVE OR FREQUENT TRADING RISK
                                          DEBT SECURITIES RISK

                                           DERIVATIVES RISK

                                        EMERGING MARKETS RISK

                                       FOREIGN INVESTMENT RISK
                                        GROWTH INVESTING RISK
                                         HIGH-YIELD BOND RISK
                                             MANAGER RISK
                                       MARKET AND COMPANY RISK
                                             SECTOR RISK


                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.


                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

                           ING MARSICO GROWTH -- ANNUAL TOTAL RETURN* (1)


                    1999            77.86
                    2000           -22.11
                    2001           -30.33
                    2002           -29.67
                    2003              ___%



                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks.

                                    AVERAGE ANNUAL TOTAL RETURN*(1)



                                                            1 YEAR  INCEPTION(1)
                    Class A Shares                            ___%     ___%
                    Class S Shares                            ___%     ___%
                    S&P 500 Index                             ___%     ___%(2)



                    BEST QUARTER                Quarter Ended     ___       ___%

                    WORST QUARTER               Quarter Ended     ___       ___%

                    * The performance information presented above is as of December 31 for each year. The bar chart figures shown for 2003 provide performance for Class A shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations August 14, 1998, revised to reflect the higher expenses of Class A shares. The performance table above reflects the returns for both Class S and Class A shares; the Class S returns are also revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

                    (1) Marsico has managed the Portfolio since December 13,
                        2002. Performance prior to this date is attributable to different portfolio managers.

                    (2) Index return is for the period beginning August 1, 1998.

MORE ON THE         Marsico is located at 1200 Seventeenth Street, Suite 1300,
PORTFOLIO           Denver, Colorado 80202. Marsico is a registered investment
MANAGER             adviser formed in 1997 that became a wholly-owned indirect subsidiary of Bank of America Corporation in January 2001.
                    Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. As of December 31, 2003, Marsico managed approximately $30.2 billion in assets.


                    The following persons at Marsico are primarily responsible for the day-to-day investment decisions of the Portfolio:


                    NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
                    ----                       ---------------------------------------
                    Thomas F. Marsico            Mr. Marsico is the Chief Investment Officer of "Marsico". Mr. Marsico
                                                 has over 20 years of experience as a securities analyst and a portfolio manager. Prior to forming Marsico Capital, Mr. Marsico served as the portfolio manager of the Janus Twenty Fund from January 31, 1988 through
                                                 August 11, 1997 and served in the same capacity for the Janus Growth and
                                                 Income Fund from May 31, 1991 (the Fund's inception date) through August
                                                 11, 1997.

                    James A. Hillary             Mr. Hillary co-manages the ING Marsico Growth Portfolio with Mr. Marsico.
                                                 He has 15 years of experience as a securities analyst and portfolio manager, and was a founding member of Marsico. Prior to joining Marsico in 1997, Mr. Hillary was a portfolio manager at W.H. Reaves, a New
                                                 Jersey-based money management firm. He holds a Bachelor's degree from
                                                 Rutgers University and a law degree from Fordham University.

ING MFS MID CAP GROWTH PORTFOLIO




PORTFOLIO
MANAGER             Massachusetts Financial Services Company ("MFS")

INVESTMENT
OBJECTIVE           Long-term growth of capital

PRINCIPAL           The Portfolio normally invests at least 80% of its assets in
INVESTMENT          common stocks and related securities (such as preferred
STRATEGY            stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies") which the Portfolio Manager believes have above-average growth potential.


                    The Portfolio Manager defines mid-cap companies as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell Midcap(R) Growth Index at the time of the Portfolio's investment. The Russell Midcap(R) Growth Index is a widely recognized, unmanaged index that consists of the 800 smallest companies in the Russell 1000(R) Index, which contains the 1,000 largest companies in the United States. Companies whose capitalization falls below $250 million or exceeds the top of the Russell Midcap(R) Growth Index range after purchase continue to be considered mid-cap companies for purposes of the Portfolio's 80% investment policy. As of December 31, 2003, the top of the Russell Midcap(R) Growth Index was approximately $17.0 billion. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.


                    The Portfolio uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager and its group of equity research analysts.

                    The Portfolio may invest up to 20% of net assets in foreign securities (including ADRs and emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts and forward foreign currency contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio may also invest in options on securities, stock indexes and futures contracts.


                    The Portfolio may also invest in debt securities and up to 10% of its net assets in high-yield bonds or "junk bonds," which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Portfolio Manager to be comparable to lower rated bonds.


                    The Portfolio may establish "short positions" in specific securities or indices through short sales. In a short sale, the Portfolio borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The Portfolio must replace the security at its market value at the time of replacement.

                    When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

                    The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL RISKS     As with any mutual fund, you could lose money on your
                    investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results.

                    The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                   ACTIVE OR FREQUENT TRADING RISK
                                     CONVERTIBLE SECURITIES RISK
                                         DEBT SECURITIES RISK

                                           DERIVATIVES RISK

                                        EMERGING MARKETS RISK
                                       FOREIGN INVESTMENT RISK
                                        GROWTH INVESTING RISK

                                         HIGH YIELD BOND RISK

                                             MANAGER RISK
                                       MARKET AND COMPANY RISK
                                         MID-CAP COMPANY RISK
                                         OTC INVESTMENT RISK


                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]


                            ING MFS MID CAP GROWTH -- ANNUAL TOTAL RETURN*



                    1999                  78.78
                    2000                   8.02
                    2001                 -23.73
                    2002                 -48.88
                    2003                    ___%

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Russell Midcap Growth(R) Index and Russell 2000(R) Index. The Russell Midcap Growth(R) Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. The Russell 2000(R) Index represents the 2,000 smallest companies in the Russell 3000(R) Index, which contains the 3,000 largest U.S. companies, based on total market capitalization.

                                    AVERAGE ANNUAL TOTAL RETURN*



                                                             1 YEAR    INCEPTION
                    Class A Shares                             ___%      ___%
                    Class S Shares                             ___%      ___%
                    Russell Midcap Growth(R)Index              ___%      ___%(1)
                    Russell 2000(R)Index                       ___%      ___%(1)



                    BEST QUARTER                Quarter Ended     ___       ___%

                    WORST QUARTER               Quarter Ended     ___       ___%



                    * The performance information presented above is as of December 31 for each year. The bar chart figures shown for 2003 provide performance for Class A shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations August 14, 1998 revised to reflect the higher expenses of Class A shares. The performance table above reflects the returns for both Class S and Class A shares; the Class S returns are also revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.


                          (1) Index return is for the period beginning August 1,
                              1998.


MORE ON THE         MFS has managed the Portfolio since its inception. MFS is
PORTFOLIO           the oldest U.S. mutual fund organization. MFS and its
MANAGER             predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services
                    Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). Net assets under management of the MFS organization were approximately
                    $140.3 billion as of December 31, 2003. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

                    The Portfolio is managed by a team of portfolio managers comprised of David E. Sette-Ducati, an MFS Senior Vice President, and Eric B. Fischman. Messrs. Sette-Ducati and Fischman have been employed in the MFS investment management area since 2000 and 2002, respectively.


                    Prior to joining MFS, Mr. Fischman was an equity research analyst for State Street Research and for Dreyfus Corporation.

ING MFS RESEARCH PORTFOLIO




PORTFOLIO           Massachusetts Financial Services Company ("MFS")
MANAGER

INVESTMENT          Long-term growth of capital and future income
OBJECTIVE

PRINCIPAL           The Portfolio normally invests at least 80% of its assets in
INVESTMENT          common stocks and related securities (such as preferred
STRATEGY            stocks, convertible securities and depositary receipts). The
                    Portfolio focuses on companies that the Portfolio Manager believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The Portfolio may invest in companies of any size. The Portfolio's investments may include securities traded on securities exchanges or in the over-the-counter markets.

                    A team of equity research analysts selects portfolio securities for the Portfolio. This team includes investment analysts employed by the Portfolio Manager and its affiliates. The team allocates the Portfolio's assets among various industries. Individual analysts then select what they view as the securities best suited to achieve the Portfolio's investment objective within their assigned industry responsibility.

                    The Portfolio may invest up to 20% of net assets in foreign equity securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

                    The Portfolio may also invest up to 10% of net assets in high-yield bonds or "junk bonds," which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Portfolio Manager to be comparable to lower rated bonds.

                    The Portfolio may also loan securities.

                    The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.


PRINCIPAL RISKS     As with any mutual fund, you could lose money on your
                    investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results.

                    The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                   ACTIVE OR FREQUENT TRADING RISK
                                     CONVERTIBLE SECURITIES RISK

                                          DERIVATIVES RISK
                                        EMERGING MARKETS RISK

                                       FOREIGN INVESTMENT RISK

                                        HIGH YIELD BOND RISK

                                            MANAGER RISK
                                       MARKET AND COMPANY RISK
                                         OTC INVESTMENT RISK

                                       SECURITIES LENDING RISK

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]


                             ING MFS RESEARCH -- ANNUAL TOTAL RETURN*



                    1999                24.04
                    2000                -4.68
                    2001               -21.58
                    2002               -24.98
                    2003                  ___%






                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Russell Midcap(R) Index. The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. The Russell Midcap(R) Index consists of the 800 smallest companies in the Russell 1000(R) Index.

                                   AVERAGE ANNUAL TOTOAL RETURN*



                                                               1 YEAR  INCEPTION
                    Class A Shares                               ___%    ___%
                    Class S Shares                               ___%    ___%
                    S&P 500 Index                                ___%    ___%(1)
                    Russell Midcap(R)Index                       ___%    ___%(1)



                    BEST QUARTER               Quarter Ended     ___       ___ %

                    WORST QUARTER              Quarter Ended     ___       ___ %



                    * The performance information presented above is as of December 31 for each year. The bar chart figures shown for 2003 provide performance for Class A shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations August 14, 1998, revised to reflect the higher expenses of Class A shares The performance table above reflects the returns for both Class S and Class A shares; the Class S returns are also revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.


                    (1) Index return is for the period beginning August 1, 1998.


MORE ON  THE        MFS has managed the Portfolio since its inception. MFS is
PORTFOLIO           the oldest U.S. mutual fund organization. MFS and its
MANAGER             predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services
                    Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). Net assets under management of the MFS organization were approximately
                    $140.3 billion as of December 31, 2003. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.


                    The Portfolio is managed by a team of equity analysts.

ING MFS TOTAL RETURN PORTFOLIO




PORTFOLIO
MANAGER             Massachusetts Financial Services Company ("MFS")

INVESTMENT          Above-average income (compared to a portfolio entirely
OBJECTIVE           invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

PRINCIPAL           The Portfolio is a "balanced fund," and invests in a
INVESTMENT          combination of equity and fixed income securities. Under
STRATEGY            normal market conditions, the Portfolio invests:


                         - at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities) such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and


                         - at least 25%, but not more than 60%, of its net assets in non-convertible fixed income securities.

                    The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Portfolio Manager's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. The percentage limits described above are measured at the time of investment.

                    EQUITY PORTION. The Portfolio Manager uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager and its group of equity research analysts.

                    While the Portfolio may invest in all types of equity securities, the Portfolio Manager generally purchases equity securities of companies that the Portfolio Manager believes are undervalued in the market relative to their long-term potential. The Portfolio Manager deems equity securities of companies to be undervalued if they are temporarily out of favor in the market due to any of the following:


                         -  a decline in the market;

                         -  poor economic conditions;

                         - developments that have affected or may affect the issuer of the securities or the issuer's industry; and

                         -  the market has overlooked them.

                    Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The Portfolio focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

                    As noted above, the Portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:


                         -  a fixed income stream; and

                         - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

                    FIXED INCOME PORTION. The Portfolio invests in securities that pay a fixed interest rate, including:


                         - U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by the U.S. government or one of its agencies or instrumentalities;
                         - mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the Portfolio to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the Portfolio invests in a pool that includes your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the Portfolio; and

                         - corporate bonds, which are bonds or other debt obligations issued by corporations or other similar entities, including lower rated securities commonly referred to as junk bonds.

                    In selecting fixed income investments for the Portfolio, the Portfolio Manager considers the views of its group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used as a tool in making or adjusting the Portfolio's asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed income securities, the Portfolio Manager does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

                    The Portfolio may invest up to 20% of its assets in foreign securities, and up to 20% of its assets in lower rated nonconvertible fixed income securities and comparable unrated securities. The Portfolio may invest with no limitation in zero-coupon bonds, loan participations, mortgage pass-through securities and American Depositary Receipts.

                    The Portfolio may also invest in options, futures contracts, interest rate swaps and foreign currency transactions.

                    The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.


PRINCIPAL           As with any mutual fund, you could lose money on your
RISKS               investment in the Portfolio. The share price of the
                    Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results.

                    The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.





                                   ACTIVE OR FREQUENT TRADING RISK
                                           ALLOCATION RISK
                                              CALL RISK
                                     CONVERTIBLE SECURITIES RISK
                                             CREDIT RISK

                                          DERIVATIVES RISK
                                        EMERGING MARKETS RISK

                                       FOREIGN INVESTMENT RISK
                                        HIGH-YIELD BOND RISK
                                             INCOME RISK
                                         INTEREST RATE RISK
                                           LIQUIDITY RISK
                                            MANAGER RISK
                                       MARKET AND COMPANY RISK
                                            MATURITY RISK
                                            MORTGAGE RISK
                                             SECTOR RISK
                                     UNDERVALUED SECURITIES RISK


                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]


                           ING MFS TOTAL RETURN -- ANNUAL TOTAL RETURN*



                    1999                 3.22
                    2000                16.33
                    2001                 0.34
                    2002                -5.24
                    2003                  ___%






                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), the Lehman Brothers Aggregate Bond Index ("LBAB Index") and the 60% S&P 500/40% LBAB Index ("Composite Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The LBAB Index and the Composite Index are included to provide additional comparison information.



                                    AVERAGE ANNUAL TOTAL RETURN*



                                                            1 YEAR  INCEPTION(1)
                    Class A Shares                            ___%     ___%
                    Class S Shares                            ___%     ___%
                    S&P 500 Index                             ___%     ___%(1)
                    LBAB Index                                ___%     ___%(1)
                    Composite Index                           ___%     ___%(1)



                    BEST QUARTER                Quarter Ended     ___       ___%

                    WORST QUARTER               Quarter Ended     ___       ___%



                    * The performance information presented above is as of December 31 for each year. The bar chart figures shown for 2003 provide performance for Class A shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations August 14, 1998, revised to reflect the higher expenses of Class A shares. The performance table above reflects the returns for both Class S and Class A shares; the Class S returns are also revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

                    (1) Index return is for the period beginning August 1, 1998.






MORE ON THE         MFS has managed the Portfolio since its inception. MFS is
PORTFOLIO           the oldest U.S. mutual fund organization. MFS and its
MANAGER             predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services
                    Holding, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc.,
                    (a diversified financial services organization). Net assets under management of the MFS organization were approximately
                    $140.3 billion as of December 31, 2003. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

                    The Portfolio is managed by a team of portfolio managers at MFS led by David M. Calabro and comprised of Kenneth J. Enright, Steven R. Gorham, Constantinos G. Mokas, and Lisa
                    B. Nurme, each an MFS Senior Vice President and a portfolio manager of the Portfolio's equity portion, and Brooks Taylor, an MFS Vice President and also a portfolio manager of the series' equity portion, along with Michael W. Roberge, an MFS Senior Vice President, and William J. Adams, an MFS Vice President, and each a portfolio manger of the Portfolio's fixed income securities. These individuals have been employed in the MFS investment management area since:
                    Mr. Calabro - 1992; Mr. Enright - 1986; Mr. Gorham - 1992; Mr. Mokas - 1990; Ms. Nurme - 1987; Mr. Roberge and Mr. Taylor - 1996; and Mr. Adams - 1997.

ING PIMCO CORE BOND PORTFOLIO




PORTFOLIO           Pacific Investment Management Company LLC ("PIMCO")
MANAGER

INVESTMENT          Maximum total return, consistent with preservation of
OBJECTIVE           capital and prudent investment management.

PRINCIPAL           The Portfolio seeks to achieve its investment objective by
INVESTMENT          investing under normal circumstances at least 80% of its net
STRATEGY            assets (plus borrowings for investment purposes) in a
                    diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Portfolio Manager's forecast for interest rates.


                    The instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible, securities, preferred stock, corporate commercial paper, Yankees and Euros; mortgaged-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or "indexed" securities; event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; money-market instruments; collateralized debt securities; and collateralized debt obligations. The Portfolio may invest in derivatives based on fixed income instruments.


                    The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B at the time of investment or higher by Moody's or S&P or, if unrated, determined by the Portfolio Manager to be of comparable quality. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers, including Yankees and Euros. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

                    The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indexes, interest rates and foreign currencies. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


PRINCIPAL           As with any mutual fund, you could lose money on your
RISKS               investment in the Portfolio. The share price of the
                    Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results.

                    The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                            CURRENCY RISK
                                        DEBT SECURITIES RISK

                                          DERIVATIVES RISK

                                       FOREIGN INVESTMENT RISK

                                        HIGH-YIELD BOND RISK

                                         INTEREST RATE RISK
                                           LEVERAGING RISK
                                           LIQUIDITY RISK
                                            MANAGER RISK
                                       MARKET AND COMPANY RISK


                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]


                            ING PIMCO CORE BOND -- ANNUAL TOTAL RETURN*(1)



                    1999                -8.76
                    2000                 0.79
                    2001                 2.31
                    2002                 8.51
                    2003                  ___%





                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of a broad measure of market performance -- the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the Index.

                                   AVERAGE ANNUAL TOTAL RETURN(1)*



                                                              1 YEAR  INCEPTION
                    Class A Shares                              ___%     ___%
                    Class S Shares                              ___%     ___%

                    Lehman Brothers Aggregate Bond Index        ___%     ___%(2)



                    BEST QUARTER                Quarter Ended     ___       ___%

                    WORST QUARTER               Quarter Ended     ___       ___%



                    * The performance information presented above is as of December 31 for each year. The bar chart figures shown for 2003 provide performance for Class A shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations August 14, 1998, revised to reflect the higher expenses of Class A shares. The performance table above reflects the returns for both Class S and Class A shares; the Class S returns are also revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.


                    (1) PIMCO has managed the Portfolio since May 1, 2001. Prior to May 1, 2001 a different portfolio manager managed the Portfolio, and the Portfolio's strategy to invest in bonds of global issuers was different.


                    (2) Index return is for the period beginning August 1, 1998.

MORE ON THE         PIMCO's address is 840 Newport Center Drive, Suite 300,
PORTFOLIO           Newport Beach, California 92660. Organized in 1971, PIMCO
MANAGER             provides investment management and advisory services to
                    private accounts of institutional and individual clients and to mutual funds. As of December 31, 2003, PIMCO had approximately $373.8 billion in assets under management.

                    PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of ADAM LP. Allianz AG is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in ADAM LP and is a California-based insurance company.


                    A portfolio management team led by William H. Gross, Managing Director, Chief Investment Officer and founding partner of PIMCO, manages the Core Bond Portfolio. The portfolio management team develops and implements investment strategy for the Portfolio.

ING PIMCO HIGH YIELD PORTFOLIO

PORTFOLIO           Pacific Investment Management Company LLC ("PIMCO")
MANAGER

INVESTMENT          Seeks maximum total return, consistent with preservation of
OBJECTIVE           capital and prudent investment management

PRINCIPAL           The Portfolio seeks to achieve its investment objective by
INVESTMENT          investing under normal circumstances at least 80% of its
STRATEGY            assets in a diversified portfolio of high yield securities
                    ("junk bonds") rated below investment grade but rated at least B- by Moody's Investors Service, Inc., Standard and
                    Poor's Rating Service, or Fitch, or if unrated, determined by PIMCO to be of comparable quality. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

                    The remainder of the Portfolio's assets may be invested in investment grade fixed income instruments. The average portfolio duration of the Portfolio normally varies within a two-to six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 15% of its total assets in non-US dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will hedge at least 75% of its exposure to the Euro to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio also may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies.

                    Consistent with its investment strategy and policies, the Portfolio may invest in fixed income instruments which include, but are not limited to: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits, and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; and obligations of international agencies or supranational entities. The Portfolio may invest in derivates based on fixed income instruments.

                    The Portfolio may invest up to 25% of its total assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may invest all of its assets in mortage-or asset-backed securities. The Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions to earn income. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital improvements, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

                    The Portfolio may change any of these investment policies (including its objective, which is non-fundamental) without shareholder approval.

PRINCIPAL RISKS     As with any mutual fund, you could lose money on your
                    investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results.

                    The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                             CREDIT RISK
                                            CURRENCY RISK
                                          DERIVATIVES RISK
                                        EMERGING MARKETS RISK
                                       EQUITY SECURITIES RISK
                                       FOREIGN INVESTMENT RISK
                                        HIGH-YIELD BOND RISK
                                         INTEREST RATE RISK
                                           LEVERAGING RISK
                                           LIQUIDITY RISK
                                            MANAGER RISK
                                       MARKET AND COMPANY RISK
                                            MORTGAGE RISK
                                       PORTFOLIO TURNOVER RISK

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of the date of this Prospectus, annual performance information is not provided.

MORE ON THE         PIMCO's address is 840 Newport Center Drive, Suite 300,
PORTFOLIO           Newport Beach, California 92660. Organized in 1971, PIMCO
MANAGER             provides investment management and advisory services to
                    private accounts of institutional and individual clients and to mutual funds. As of December 31, 2003, PIMCO had approximately $373.8 billion in assets under management.

                    PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of ADAM LP. Allianz AG is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in ADAM LP and is a California-based insurance company.

                    A portfolio management team led by Raymond G. Kennedy, Managing Director, PIMCO, manages the ING PIMCO High Yield Portfolio. Mr. Kennedy is a portfolio manager and a senior member of PIMCO's investment strategy group, and joined PIMCO as a credit analyst in 1996. The portfolio management team develops and implements investment strategies for the Portfolio.

                           PORTFOLIO FEES AND EXPENSES


The table that follows shows the estimated operating expenses paid each year by a Portfolio. These estimated expenses are based on the expenses paid by the Portfolios in the year 2003 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Trust's Portfolios are not fixed or specified under the terms of your Variable Contract.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.


                                 CLASS A SHARES
                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                                                                    FEE
                                     DISTRIBUTION                                   TOTAL         WAIVER/        TOTAL NET
                      MANAGEMENT       (12b-1)      SHAREHOLDER       OTHER       OPERATING       EXPENSE        OPERATING
                         FEE           FEE (2)      SERVICES FEE    EXPENSES(3)    EXPENSES     REIMBURSEMENT    EXPENSES
----------------------------------------------------------------------------------------------------------------------------
ING Eagle Capital        ____%           0.25%         0.25%          ____%         ____%           0.10%          ____%
Appreciation
Portfolio

ING International        ____%           0.25%         0.25%          ____%         ____%           0.10%          ____%
Portfolio

ING Legg Mason           ____%           0.25%         0.25%          ____%         ____%           0.10%          ____%
Value Portfolio

ING Janus Special        ____%           0.25%         0.25%          ____%         ____%           0.10%          ____%
Equity Portfolio

ING Julius Baer          ____%           0.25%         0.25%          ____%         ____%           0.10%          ____%
Foreign Portfolio

ING JPMorgan Small                       0.25%         0.25%                                        0.10%
Cap Equity               ____%                                        ____%         ____%                          ____%
Portfolio

ING Limited                              0.25%         0.25%                                        0.10%
Maturity Bond            ____%                                        ____%         ____%                          ____%
Portfolio

ING Liquid Assets        ____%           0.25%         0.25%          ____%         ____%           0.10%          ____%
Portfolio

ING Marsico Growth       ____%           0.25%         0.25%          ____%         ____%           0.10%          ____%
Portfolio

ING MFS Mid Cap          ____%           0.25%         0.25%          ____%         ____%           0.10%          ____%
Growth Portfolio

ING MFS Research         ____%           0.25%         0.25%          ____%         ____%           0.10%          ____%
Portfolio

ING MFS Total            ____%           0.25%         0.25%          ____%         ____%           0.10%          ____%
Return Portfolio

ING PIMCO Core           ____%           0.25%         0.25%          ____%         ____%           0.10%          ____%
Bond Portfolio

                                                                                                    FEE
                                     DISTRIBUTION                                   TOTAL         WAIVER/        TOTAL NET
                      MANAGEMENT       (12b-1)      SHAREHOLDER       OTHER       OPERATING       EXPENSE        OPERATING
                         FEE           FEE (2)      SERVICES FEE    EXPENSES(3)    EXPENSES     REIMBURSEMENT    EXPENSES
----------------------------------------------------------------------------------------------------------------------------
ING PIMCO High           ____%           0.25%         0.25%          ____%         ____%           0.10%          ____%
Yield Portfolio


(1) This table shows the estimated operating expenses for Class A shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.


(2) Directed Services, Inc. ("DSI") has agreed to waive 0.10% of the distribution fee for Class A shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least December 31, 2004. There is no guarantee that this waiver will continue after this date.

(3) The Management Agreement between the Trust and" DSI, provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(4) "Other Expenses" for the PIMCO High Yield Portfolio is estimated because it did not have a full calendar year of operations as of December 31, 2003.

(5) DSI has voluntarily agreed to waive a portion of its management fee for the MFS Mid Cap Growth, MFS Research and MFS Total Return Portfolios. Including these waivers, the "Total Net Operating Expenses" for each Portfolio for the year ended December 31, 2003, would have been ___%, ___% and ___% respectively. This arrangement may be discontinued by DSI at any time.

(6) A portion of the brokerage commissions that the ING Eagle Asset Capital Appreciation, ING Legg Mason Value, ING Janus Special Equity, ING JPMorgan Small Cap Equity, ING Marsico Growth, ING MFS Mid Cap Growth, ING MFS Research and ING MFS Total Return Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS Management Voluntary Fee Waiver, the "Total Net Operating Expenses" for each Portfolio for the year ended December 31, 2003 would have been ___%, ___%, ___%, ___%, ___%, ___%, ___%, and __%, respectively. This arrangement may be discontinued at any time.


EXAMPLE This example is intended to help you compare the cost of investing in Class A of the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class A shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class A operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR               3 YEARS              5 YEARS              10 YEARS
     --------------------------------------------------------------------------------------------------------------------
     ING Eagle Asset Capital
     Appreciation Portfolio

     ING International Portfolio

     ING Legg Mason Value
     Portfolio

     ING Janus Special Equity
     Portfolio

     ING Julius Baer Portfolio

     ING JPMorgan Small Cap
     Equity Portfolio

     ING Limited Maturity Bond
     Portfolio

     ING Liquid Assets Portfolio

     ING Marsico Growth Portfolio

     ING MFS Mid Cap Growth
     Portfolio

     ING MFS Research Portfolio

     ING MFS Total Return
     Portfolio

     ING PIMCO Core Bond Portfolio

     ING PIMCO High Yield
     Portfolio



The Example table numbers reflect the contractual fee waiver for the one-year period and the first year of the three-, five-, and ten-year periods.


                           SUMMARY OF PRINCIPAL RISKS

THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTIONS OF THE PORTFOLIOS AND ARE DESCRIBED IN THIS SECTION. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENT MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ACTIVE OR FREQUENT TRADING RISK. A Portfolio may engage in active and frequent trading. Frequent trading increases transaction costs, which may generate expenses and could detract from a Portfolio's performance.

ALLOCATION RISK. A Portfolio will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by a Portfolio Manager. A Portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. Forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

CLOSED-END INVESTMENT COMPANY RISK. When a Portfolio invests in closed-end investment companies, the Portfolio indirectly pays a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

CONVERTIBLE SECURITIES RISK. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.

DEBT SECURITIES RISK. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than market price of shorter term securities.

DERIVATIVES RISK. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect a Portfolio from adverse movements in securities prices and interest rates or as an investment strategy to help attain a portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the portfolio manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (1940
Act), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.


EMERGING MARKETS RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.


EXCHANGE TRADED FUND RISK. An investment in an exchange traded fund, or ETF, carries substantially the same primary risks as an investment in a conventional Portfolio (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. In addition, ETFs are subject to the following risks that do not apply to conventional funds:

     - the market price of an ETF's shares may trade at a discount to their net asset value;

     - an active trading market for an ETF's shares may not develop or be maintained; or

     - trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.


FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. The market may not favor growth-oriented stocks or may not favor equities at all.


HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INCOME RISK. A portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INTEREST RATE RISK. The prices of debt securities generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.


INVESTMENT BY FUND OF FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund of funds. From time to time, the Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds of funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser or Portfolio Manager will monitor transactions by the funds of funds and will attempt to minimize any adverse effects on the Portfolio and funds of funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT MODELS RISK. The proprietary models used by the manager to evaluate securities or securities markets are based on the manager's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.


LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if a Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a portfolio's assets.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of a Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A Portfolio Manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no assurance that these will achieve the Portfolio's objective, and a Portfolio Manager could do a poor job in executing an investment strategy. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

MARKET TRENDS RISK. From time to time, the stock market may not favor the type or style of securities in which a Portfolio invests.

MATURITY RISK. Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

MORTGAGE RISK. A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter
(OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

To the extent that a Portfolio invests significantly in one geographic region or country, a Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more geographically diversified fund.


PORTFOLIO TURNOVER RISK. Changes to the investment of the Portfolio may be made regardless of the length of time particular investments have been held. The Portfolio anticipates that its annual portfolio turnover rate will not exceed 100%. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer, and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REIT RISK. Investing in Real Estate Investment Trusts or "REITs" may subject a portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

SECTOR RISK. A Portfolio may, at times, invest significant assets in securities of issuers in one or more market sectors, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a Portfolio than it would on a portfolio that has securities representing a broader range of investments.


SECURITIES LENDING RISK. There is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.


SHORT SALES RISK. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Portfolio Manager believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.

SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly.

SPECIAL SITUATIONS RISK. A "special situation" arises when, in a portfolio manager's opinion, securities of a particular company will appreciate in value due to a specific development with respect to that issuer. Investments in special situation companies may not appreciate if an anticipated development does not occur or does not produce the anticipated result.

UNDERVALUED SECURITIES RISK. Prices of securities react to the economic condition of the company that issued the security. A Portfolio's equity investments in an issuer may rise or fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. A Portfolio Manager invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

VALUE INVESTING RISK. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented stocks and may not favor equities at all.

                                MORE INFORMATION


PERCENTAGE AND      Unless otherwise stated, the percentage limitations in this
RATING LIMITATION   Prospectus apply at the time of investment.


A WORD ABOUT        Each Portfolio in this Prospectus, unless specifically noted
PORTFOLIO           under the portfolio's principal investment strategy, is
DIVERSITY           diversified, as defined in the Investment Company Act of
                    1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under a Portfolio's principal investment strategy, is fundamental.
                    In addition, investment restrictions are fundamental if so designated in this Prospectus or Statement of Additional
                    Information. This means they may not be modified or changed without a vote of the shareholders.

ADDITIONAL          The Statement of Additional Information is made a part of
INFORMATION         this Prospectus. It identifies investment restrictions, more
ABOUT THE           detailed risk descriptions, a description of how the bond
PORTFOLIOS          rating system works and other information that may be
                    helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange
                    Commission's website: http://www.sec.gov.

NON- FUNDAMENTAL    Certain Portfolios have adopted non-fundamental investment
INVESTMENT          policies to invest the assets of the Portfolio in securities
POLICIES            that are consistent with the Portfolio's name. For more
                    information about these policies, please consult the Statement of Additional Information.

TEMPORARY           A Portfolio Manager may depart from a Portfolio's principal
DEFENSIVE POSITIONS investment strategies by temporarily investing for defensive purposes when a Portfolio Manager believes that adverse market, economic, political or other conditions may affect a Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash items, debt securities that are high quality or higher than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a Portfolio may engage, unless specifically noted under a Portfolio's principal investment strategy, are identified and discussed, together with their risks, in the Statement of Additional Information.


INDEPENDENT         KPMG LLP, located at 99 High Street, Boston, MA 02110.
AUDITORS


ADMINISTRATIVE      In addition to advisory services, DSI provides
SERVICES            administrative and other services necessary for the ordinary operation of the Portfolios. DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services.
                    DSI also acts as liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the portfolios offer their shares. DSI also ensures that the Portfolios operate in compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a Portfolio, interest on borrowing, fees and expenses of the independent trustees, including the cost of the Trustees and Officers Errors and Omissions Liability
                    Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

                    The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the portfolio managers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio, including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by the Manager.

                    DSI has entered into a Sub-Administration Agreement with ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSI, under which ING Funds Services will provide the Portfolios with certain administrative services. The administrative services performed by ING Funds Services on behalf of DSI include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the Portfolios operate in compliance with applicable legal requirements and monitoring the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

PORTFOLIO           DSI is the principal underwriter and distributor of each
DISTRIBUTION        Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania
                    19380.

                    DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

CLASSES OF SHARES   The Portfolios' shares are classified into Adviser Class
                    (Class A), Institutional Class (Class I), Service Class
                    (Class S), and Retirement Class (Class R). ING Liquid Assets
                    Portfolio does not offer Class R shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only Class A shares are offered by this Prospectus.

RULE 12b-1          The Trust has adopted a Rule 12b-1 Distribution Plan (the
DISTRIBUTION FEES   "12b-1 Plan") for the Class A shares of each Portfolio of
                    the Trust. The 12b-1 Plan allows the Trust to make payments quarterly at an annual rate of up to 0.25% to DSI, as the Distributor, to pay or reimburse certain distribution-related expenses. DSI has agreed to waive 0.10% of the distribution fee for Class A shares. The expense waiver will continue through at least December 31, 2004, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Distribution related expenses that may be paid under the 12b-1 plan include, but are not limited to, the costs of the following:


                    (a) printing and mailing Trust prospectuses, statements of additional information, any supplements thereto and reports for prospective variable contract owners or other investors;

                    (b) expenses relating to the development, preparation,
                        printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Trust and materials intended for use within a sponsoring insurance company, or for broker-dealer only use or retail use;

                    (c) holding seminars and sales meetings designed to promote
                        Trust shares;

                    (d) obtaining information and providing explanations to
                        variable contract owners or other investors regarding a portfolio's investment objectives and policies and other information about the Trust and the portfolios including the performance of the portfolio's Class A Shares;

                    (e) training sales personnel regarding the Trust;

                    (f) compensating sales personnel in connection with the
                        allocation of cash values and premiums under the Variable Contracts to the Trust; and

                    (g) financing any other activity that the Trust's Board of
                        Trustees determines is primarily intended to result in the sale of the portfolios' Class A Shares.


SERVICE FEES        The Trust has entered into a Shareholder Services Agreement
                    (the "Agreement") for the Class A shares of each Portfolio of the Trust. The Agreement allows DSI, the Distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class A shares and their beneficial shareholders, including variable contract owners with interests in the Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the portfolios and delivering portfolio documents. Under the Agreement, each portfolio makes payments to DSI at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class A shares.

INTERESTS OF THE    Each Portfolio is available to serve as an investment option
HOLDERS OF VARIABLE offered through variable annuity contracts and variable life INSURANCE CONTRACTS contracts available to Qualified Plans. The Portfolios also
AND POLICIES AND    may be made available to certain investment advisers and
QUALIFIED           their affiliates, other investment companies and other
RETIREMENT          investors permitted under the federal tax regulations,
                    revenue ruling or private letter ruling issued by the Internal Revenue Service. The Portfolios currently do not foresee any PLANS disadvantages to investors if the Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of variable annuity contracts, variable life insurance policies, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The
                    Board of Trustees intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts form the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified
                    Plan status.


                         OVERALL MANAGEMENT OF THE TRUST


THE ADVISER         Directed Services, Inc. ("DSI"), A New York corporation, is the adviser to the Trust. As of December 31, 2003, DSI managed approximately $13 billion in registered investment company assets. DSI is registered with the "SEC" as an investment adviser and a broker-dealer.


                    DSI, subject to the supervision of the Board of Trustees of the Trust, (the "Board"), acts as a "manager-of-managers" for the Trust. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, DSI delegates to each Portfolio Manager the responsibility for investment management, subject to DSI's oversight. DSI monitors the investment activities of the Portfolio Managers. From time to time, DSI also recommends the appointment of additional or replacement Portfolio Managers to the Board of the Trust. On May 24, 2002, the Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board, to replace a non-affiliated Portfolio Manager for a Portfolio, as well as change the terms of a contract with a non-affiliated Portfolio Manager without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a Portfolio Manager of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

                    DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios.


MANAGEMENT FEE      The Trust pays DSI a management fee, payable monthly, based on the average daily net assets of a Portfolio (or the combined net assets of two or more Portfolios).

                    The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:

                                                                    FEE PAID TO DSI DURING 2003
                    ----------------------------------------------------------------------------------------
                      PORTFOLIO                                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)+
                    ----------------------------------------------------------------------------------------
                    ING Eagle Asset Capital Appreciation Portfolio                     %
                    ING International Portfolio                                        %
                    ING Legg Mason Value Portfolio                                     %
                    ING Janus Special Equity Portfolio                                 %
                    ING Julius Baer Foreign Portfolio                                  %
                    ING JPMorgan Small Cap Equity Portfolio                            %
                    ING Limited Maturity Bond Portfolio                                %
                    ING Liquid Assets Portfolio                                        %
                    ING Marsico Growth Portfolio*                                      %
                    ING MFS Mid Cap Growth Portfolio**                                 %
                    ING MFS Research Portfolio**                                       %
                    ING MFS Total Return Portfolio**                                   %
                    ING PIMCO Core Bond Portfolio                                      %
                    ING PIMCO High Yield Portfolio                                     %



                    + DSI pays each Portfolio Manager a portfolio management fee for its services on a monthly basis.

                    * DSI voluntarily waived 0.05% of its management fee for the Marsico Growth Portfolio for assets in excess of $___ billion through December 31, 2003.

                    ** For the year ended December 31, 2003, DSI voluntarily waived a portion of its management fee for the MFS Mid Cap Growth, MFS Research and MFS Total Return Portfolios equal to __% for each MFS Portfolio.

                                   SHARE PRICE

The net asset value (NAV) per share for each class of each Portfolio is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Portfolios do not price shares, the NAV of a Portfolio that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

The Liquid Assets Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Portfolio's Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio, there can be no assurance that the Portfolio's NAV can be maintained at $1.00 per share.

                             TAXES AND DISTRIBUTIONS


The Portfolios distribute their net investment income, if any, on their outstanding shares annually, except that net investment income of the ING Liquid Assets Portfolio is declared as a dividend daily and paid monthly and ING Limited Maturity Bond Portfolio may declare a dividend monthly or quarterly. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by any Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio other than the ING Liquid Assets Portfolio will reduce the per share net asset value by the per share amount paid.

The Portfolios intend to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

                              FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand each of the Portfolio's financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the year ended December 31, 2003, the information has been audited by KPMG LLP, independent auditors, whose report, along with a Portfolio's financial statements, are included in the annual report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by other independent auditors.

Because the Class A shares of the ING Limited Maturity Bond had not commenced operations as of December 31, 2003 (the Portfolios' fiscal year end), audited financial highlights are not available, therefore the ING Limited Maturity Bond's Class S shares' audited financial highlights are presented. Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

Because ING PIMCO High Yield Portfolio had not commenced operations as of December 31, 2003, audited financial highlights are not available.



ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO



                                                              PERIOD        PERIOD
                                                              ENDED         ENDED
-------------------------------------------------------------------------------------
                                                             12/31/03     12/31/02*#
-------------------------------------------------------------------------------------
Net asset value, beginning of year                           $
                                                             ------------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income
Net realized and unrealized loss on investments
                                                             ------------------------
Total from investment operations
                                                             ------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income
                                                             ------------------------
Net asset value, end of year                                 $
=====================================================================================
Total return                                                 %++
=====================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                           $
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                   %+
   After directed brokerage reimbursement                    %+
Ratio of net investment income to average net assets:
   Before directed brokerage reimbursement                   %+
   After directed brokerage reimbursement                    %+
 Portfolio turnover rate                                     %
-------------------------------------------------------------------------------------


     *  Commenced operations on September 9, 2002.
     +  Annualized
     ++ Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING INTERNATIONAL PORTFOLIO


                                                              PERIOD        PERIOD
                                                              ENDED         ENDED
-------------------------------------------------------------------------------------
                                                             12/31/03     12/31/02*#
-------------------------------------------------------------------------------------
Net asset value, beginning of year                           $
                                                             ------------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment loss
Net realized and unrealized loss on investments
     and foreign currencies
                                                             ------------------------
Total from investment operations
                                                             ------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income
Distributions from capital gains
                                                             ------------------------
Total distributions
                                                             ------------------------
Net asset value, end of year                                 $
=====================================================================================
Total return                                                 %++
=====================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                           $
Ratio of operating expenses to average net assets            +
Ratio of net investment loss to average net assets           +
Portfolio turnover rate                                      %
-------------------------------------------------------------------------------------


     *  Commenced operations on September 9, 2002.
     +  Annualized
     ++ Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING JANUS SPECIAL EQUITY PORTFOLIO



                                                              PERIOD        PERIOD
                                                              ENDED         ENDED
-------------------------------------------------------------------------------------
                                                             12/31/03     12/31/02*#
-------------------------------------------------------------------------------------
Net asset value, beginning of year                           $
                                                             ------------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment loss
Net realized and unrealized loss on investments
                                                             ------------------------
Total from investment operations
                                                             ------------------------
Net asset value, end of year                                 $
=====================================================================================
Total return                                                 %++
=====================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                           $
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                   %+
   After directed brokerage reimbursement                    %+
Ratio of net investment loss to average net assets:
   Before directed brokerage reimbursement                   %+
   After directed brokerage reimbursement                    %+
 Portfolio turnover rate                                     %
-------------------------------------------------------------------------------------



     *  Commenced operations on September 9, 2002.
     +  Annualized
     ++ Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING JULIUS BAER FOREIGN PORTFOLIO*



                                                               YEAR          YEAR
                                                               ENDED         ENDED
-------------------------------------------------------------------------------------
                                                             12/31/03     12/31/02**#
-------------------------------------------------------------------------------------
Net asset value, beginning of period                         $
                                                             ------------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment loss
Net realized and unrealized loss
on investments and foreign currencies
                                                             ------------------------
Total from investment operations

LESS DISTRIBUTIONS:
                                                             ------------------------
Dividends from net investment income
                                                             ------------------------
Net asset value, end of period                               $
=====================================================================================
Total return                                                 ++
=====================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                         $
Ratio of operating expenses to average net assets            %+
Ratio of net investment loss to average net assets           %+
Portfolio turnover rate                                      %
-------------------------------------------------------------------------------------



     * From May 1, 2002 through September 2, 2003, the Portfolio was known as the ING JPMorgan Fleming International Enhanced EAFE Portfolio
     ** The Portfolio commenced operations on September 9, 2002.

     +  Annualized
     ++ Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO


                                                               YEAR          YEAR
                                                               ENDED         ENDED
-------------------------------------------------------------------------------------
                                                             12/31/03     12/31/02*#
-------------------------------------------------------------------------------------
Net asset value, beginning of period                         $
                                                             ------------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment loss
Net realized and unrealized loss on investments
                                                             ------------------------
Total from investment operations
                                                             ------------------------
Net asset value, end of period                               $
=====================================================================================
Total return                                                 %++
=====================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                         $
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                   %+
   After directed brokerage reimbursement                    %+
Ratio of net investment loss to average net assets:
     Before directed brokerage reimbursement                 %+
     After directed brokerage reimbursement                  %+
Portfolio turnover rate                                      %
-------------------------------------------------------------------------------------


     *  The Portfolio commenced operations on September 9, 2002.
     +  Annualized
     ++ Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING LEGG MASON VALUE PORTFOLIO *



                                                              PERIOD        PERIOD
                                                              ENDED         ENDED
-------------------------------------------------------------------------------------
                                                             12/31/03     12/31/02**#
-------------------------------------------------------------------------------------
Net asset value, beginning of year                           $
                                                             ------------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income
Net realized and unrealized loss on investments
     and foreign currencies
                                                             ------------------------
Total from investment operations
                                                             ------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income
                                                             ------------------------
Net asset value, end of year                                 $
=====================================================================================
Total return                                                 %++
=====================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                           $
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                   %+
After directed brokerage reimbursement                       %+
Ratio of net investment income to average net assets:
   Before directed brokerage reimbursement                   %+
   After directed brokerage reimbursement                    %+
 Portfolio turnover rate                                     %
-------------------------------------------------------------------------------------



     * On May 3, 2004, Legg Mason Funds Management Inc. became the Portfolio Manager and the Portfolio has been renamed the ING Legg Mason Value Portfolio. From September 9, 2002 through April 30, 2004, Janus Capital Management served as Portfolio Manager and this Portfolio was known as the ING Janus Growth and Income Portfolio. On January 30, 2002 there was a name change from Growth and Income Portfolio to Janus Growth and Income Portfolio.
     ** Class A shares commenced operations on September 9, 2002.
     +  Annualized
     ++ Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.



ING LIMITED MATURITY BOND PORTFOLIO*



                                                               YEAR          YEAR        YEAR         YEAR         YEAR
                                                               ENDED        ENDED        ENDED        ENDED        ENDED
---------------------------------------------------------------------------------------------------------------------------
                                                             12/31/03      12/31/02#    12/31/01     12/31/00      12/31/99
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                       $   11.02     $   10.53    $   10.42     $   10.68
                                                             --------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                         0.46            41         0.55          0.48
Net realized and unrealized gain/(loss) on investments                        0.34          0.52         0.26         (0.36)
                                                             --------------------------------------------------------------
Total from investment operations                                              0.80          0.93         0.81          0.12
                                                             --------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                         (0.33)        (0.44)       (0.70)        (0.38)
                                                             --------------------------------------------------------------
Distributions from capital gains                                             (0.05)           --           --            --
                                                             --------------------------------------------------------------
Total distributions                                                          (0.38)        (0.44)       (0.70)        (0.38)
                                                             --------------------------------------------------------------
Net asset value, end of year                                             $   11.44     $   11.02    $   10.53     $   10.42
===========================================================================================================================
Total return                                                                  7.24%         8.84%        7.73%         1.13%
===========================================================================================================================
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's)                                       $ 611,262     $ 462,492    $ 251,060     $ 207,109
---------------------------------------------------------------------------------------------------------------------------

Ratio of operating expenses to average net assets                             0.53%         0.53%        0.55%         0.57%

Ration of operating expenses to average net assets,
  including interest expense                                                    --          0.54%        0.56%           --
Ratio of net investment income to average net assets                          4.03%         4.98%        6.11%         5.29%
Portfolio turnover rate                                                        169%          117%         153%          128%
---------------------------------------------------------------------------------------------------------------------------



     * On January 2, 1998, ING Investment Management, LLC ("IIM") became the Portfolio Manager of the Portfolio.
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING LIQUID ASSETS PORTFOLIO


                                                              PERIOD        PERIOD
                                                              ENDED         ENDED
-------------------------------------------------------------------------------------
                                                             12/31/03     12/31/02*#
-------------------------------------------------------------------------------------
Net asset value, beginning of year                           $
                                                             ------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
                                                             ------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income
                                                             ------------------------
Net asset value, end of year                                 $
=====================================================================================
Total return                                                 %++
=====================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                           $
Ratio of operating expenses to average net assets            %+
Ratio of net investment income to average net assets         %+
-------------------------------------------------------------------------------------


     *  Commenced operations on September 9, 2002.
     +  Annualized
     ++ Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING MARSICO GROWTH PORTFOLIO**


                                                              PERIOD        PERIOD
                                                              ENDED         ENDED
-------------------------------------------------------------------------------------
                                                             12/31/03     12/31/02*#
-------------------------------------------------------------------------------------
Net asset value, beginning of year                           $
                                                             ------------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment loss
Net realized and unrealized loss on investments
  and foreign currencies
                                                             ------------------------
Total from investment operations
                                                             ------------------------
Net asset value, end of year                                 $
=====================================================================================
Total return                                                 %++
=====================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                           $
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                   %+
   After directed brokerage reimbursement                    %+
Ratio of net investment loss to average net assets:
   Before directed brokerage reimbursement                   %+
   After directed brokerage reimbursement                    %+
Portfolio turnover rate                                      %
-------------------------------------------------------------------------------------


     *  Commenced operations on September 9, 2002.
     ** Since December 14, 2002, Marsico Capital Management LLC has served as
        Portfolio Manager for the Portfolio. Prior to that date, the Portfolio had been advised by other Portfolio Managers.
     +  Annualized
     ++ Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING MFS MID CAP GROWTH PORTFOLIO


                                                              PERIOD        PERIOD
                                                              ENDED         ENDED
-------------------------------------------------------------------------------------
                                                             12/31/03     12/31/02*#
-------------------------------------------------------------------------------------
Net asset value, beginning of year                           $
                                                             ------------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment loss
Net realized and unrealized loss on investments
  and foreign currencies
                                                             ------------------------
Total from investment operations
                                                             ------------------------
Net asset value, end of year                                 $
=====================================================================================
Total return                                                 %++
=====================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                           $
Ratio of operating expenses to average net assets:
  Before directed brokerage and sub-advisory
    expense reimbursement                                    %+
  After directed brokerage and sub-advisory
    expense reimbursement                                    %+
Ratio of net investment loss to average net assets:
  Before directed brokerage and sub-advisory
    expense reimbursement                                    %+
  After directed brokerage and sub-advisory
    expense reimbursement                                    %+
Portfolio turnover rate                                      %
-------------------------------------------------------------------------------------


     *  Commenced operations on September 9, 2002.
     +  Annualized
     ++ Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING MFS RESEARCH PORTFOLIO


                                                              PERIOD        PERIOD
                                                              ENDED         ENDED
-------------------------------------------------------------------------------------
                                                             12/31/03     12/31/02*#
-------------------------------------------------------------------------------------
Net asset value, beginning of year                           $
                                                             ------------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income
Net realized and unrealized loss on investments
     and foreign currencies
                                                             ------------------------
Total from investment operations
                                                             ------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income
                                                             ------------------------
Net asset value, end of year                                 $
=====================================================================================
Total return                                                 %++
=====================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                         $
Ratio of operating expenses to average net assets:
 Before directed brokerage and sub-advisory
   expense reimbursement                                     %+
 After directed brokerage and sub-advisory
   expense reimbursement                                     %+
Ratio of net investment income to average net assets:
 Before directed brokerage and sub-advisory
   expense reimbursement                                     %+
 After directed brokerage and sub-advisory
   expense reimbursement                                     %+
Portfolio turnover rate                                      %
-------------------------------------------------------------------------------------


     *  Commenced operations on September 9, 2002.
     +  Annualized
     ++ Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING MFS TOTAL RETURN PORTFOLIO


                                                              PERIOD        PERIOD
                                                              ENDED         ENDED
-------------------------------------------------------------------------------------
                                                             12/31/03     12/31/02*#
-------------------------------------------------------------------------------------
Net asset value, beginning of year                           $
                                                             ------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
Net realized and unrealized gain on investments
     and foreign currencies
                                                             ------------------------
Total from investment operations
                                                             ------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income
                                                             ------------------------
Distributions from capital gains Total distributions
                                                             ------------------------
Net asset value, end of year                                 $
=====================================================================================
Total return                                                 %++
=====================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                           $
Ratio of operating expenses to average net assets:
 Before directed brokerage and sub-advisory
   expense reimbursement                                     %+
 After directed brokerage and sub-advisory
   expense reimbursement                                     %+
Ratio of net investment income to average net assets:
 Before directed brokerage and sub-advisory
   expense reimbursement                                     %+
 After directed brokerage and sub-advisory
     expense reimbursement                                   %+
Portfolio turnover rate                                      %
-------------------------------------------------------------------------------------


     *  Commenced operations on September 9, 2002.
     +  Annualized
     ++ Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING PIMCO CORE BOND PORTFOLIO


                                                              PERIOD        PERIOD
                                                              ENDED         ENDED
-------------------------------------------------------------------------------------
                                                             12/31/03     12/31/02*#
-------------------------------------------------------------------------------------
Net asset value, beginning of year                           $
                                                             ------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
Net realized and unrealized gain on investments
     and foreign currencies
                                                             ------------------------
Total from investment operations
                                                             ------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income
                                                             ------------------------
Distributions from capital gains Total distributions
                                                             ------------------------

Net asset value, end of year                                 $
=====================================================================================
Total return                                                 %++
=====================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                         $
Ratio of operating expenses to average net assets            %+
Ratio of net investment income to average net assets         %+
Portfolio turnover rate                                      %
-------------------------------------------------------------------------------------


     *  Commenced operations on September 9, 2002.
     +  Annualized
     ++ Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

TO OBTAIN MORE INFORMATION


A Statement of Additional Information, dated May 1, 2004, has been filed with the Securities and Exchange Commission ("SEC"), and is made part of this Prospectus by reference.

Additional Information about the Portfolios' Investment is available in the Portfolios' annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year.

To obtain a free copy of these documents or to make inquiries about the Portfolios, please write the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona or call (800) 366-0066

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at
(202) - 942 - 8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov; or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


THE ING INVESTORS TRUST TRUSTEES

Paul S. Doherty

J. Michael Earley

R. Barbara Gitenstein

Walter H. May

Thomas J. McInerney

Jock Patton

David W. C. Putnam

Blaine E. Rieke

John G. Turner

Roger B. Vincent

Richard A. Wedemeyer


[ING INVESTORS TRUST LOGO]



05/01/04                                                   SEC File No. 811-5629

ING INVESTORS TRUST


PROSPECTUS

MAY 1, 2004

ADVISER CLASS

                              BALANCED FUNDS
                                ING T. Rowe Price Capital Appreciation Portfolio ING UBS U.S. Balanced Portfolio




                              STOCK FUNDS
                                ING AIM Mid Cap Growth Portfolio
                                ING Alliance Mid Cap Growth Portfolio
                                ING Capital Guardian Large Cap Value Portfolio ING Capital Guardian Small Cap Portfolio
                                ING FMR(SM) Diversified Mid Cap Portfolio
                                ING Goldman Sachs Internet Tollkeeper(SM)
                                ING Hard Assets Portfolio
                                ING Jennison Equity Opportunities Portfolio
                                ING Mercury Focus Value Portfolio
                                ING Mercury Fundamental Growth Portfolio
                                ING Salomon Brothers All Cap Portfolio
                                ING Salomon Brothers Investors Portfolio
                                ING T. Rowe Price Equity Income Portfolio
                                ING Van Kampen Equity Growth Portfolio
                                ING Van Kampen Growth and Income Portfolio
                                ING Van Kampen Real Estate Portfolio


                                INTERNATIONAL/GLOBAL FUNDS

                                ING Capital Guardian Managed Global Portfolio ING Developing World Portfolio
                                ING Van Kampen Global Franchise Portfolio

                              Goldman Sachs Internet Tollkeeper(SM) is a service mark of Goldman Sachs & Co.




NOT ALL PORTFOLIOS MAY BE AVAILABLE
IN ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS




                                                                      [ING LOGO]



THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT IS: NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR OBJECTIVE.

THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS


                                                               PAGE
INTRODUCTION
ING Investors Trust
Investment Adviser
Portfolios and Portfolio Managers
Class of Shares
Investing through your Variable Contract or Qualified Plan
Why Reading this Prospectus is Important

DESCRIPTION OF THE PORTFOLIOS
    ING AIM Mid Cap Growth
    ING Alliance Mid Cap Growth
    ING Capital Guardian Large Cap Value
    ING Capital Guardian Managed Global
    ING Capital Guardian Small Cap
    ING Developing World
    ING FMR(SM) Diversified Mid Cap
    ING Goldman Sachs Internet Tollkeeper(SM)
    ING Hard Assets
    ING Jennison Equity Opportunities
    ING Mercury Focus Value
    ING Mercury Fundamental Growth
    ING Salomon Brothers All Cap
    ING Salomon Brothers Investors
    ING T. Rowe Price Capital Appreciation
    ING T. Rowe Price Equity Income
    ING UBS U.S. Balanced
    ING Van Kampen Equity Growth
    ING Van Kampen Global Franchise
    ING Van Kampen Growth and Income
    ING Van Kampen Real Estate

PORTFOLIO FEES AND EXPENSES

SUMMARY OF PRINCIPAL RISKS

MORE INFORMATION
    Percentage and Rating Limitations
    A Word about Portfolio Diversity
    Additional Information about the Portfolios
    Non-Fundamental Investment Policies
    Temporary Defensive Positions
    Independent Auditors
    Administrative Services
    Portfolio Distribution
    Classes of Shares
      Rule 12b-1 Distribution Fees
      Service Fees
    Interests of the Holders of the Variable Insurance
      Contracts And Policies and Qualified Retirement Plans

OVERALL MANAGEMENT OF THE TRUST
    The Adviser
    Management Fee

SHARE PRICE

TAXES AND DISTRIBUTIONS

FINANCIAL HIGHLIGHTS

TO OBTAIN MORE INFORMATION                                     BACK

ING INVESTORS TRUST TRUSTEES                                   BACK


AN INVESTMENT IN ANY PORTFOLIO OF THE TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

                                  INTRODUCTION


ING INVESTORS TRUST

The ING Investors Trust (the "Trust") is an open-end management investment company. The Trust is a group of mutual funds (referred to individually as a "Portfolio" and collectively, as the "Portfolios"). Not all of the Portfolios are offered in this prospectus ("Prospectus").

INVESTMENT ADVISER

Directed Services, Inc. ("DSI" or the "Adviser") is the investment adviser of each Portfolio, and each Portfolio has a sub-adviser referred to herein as a "Portfolio Manager". DSI is a wholly owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management.


PORTFOLIOS AND PORTFOLIO MANAGERS


ING AIM Mid Cap Growth Portfolio -- A I M Capital Management, Inc.
ING Alliance Mid Cap Growth Portfolio -- Alliance Capital Management L.P.
ING Capital Guardian Large Cap Value Portfolio -- Capital Guardian Trust Company ING Capital Guardian Managed Global Portfolio -- Capital Guardian Trust Company ING Capital Guardian Small Cap Portfolio -- Capital Guardian Trust Company
ING Developing World Portfolio - ING Investment Management Advisors B.V.
ING FMR(SM) Diversified Mid Cap Portfolio -- Fidelity Management & Research
  Company
ING Goldman Sachs Internet Tollkeeper(SM)  Portfolio -- Goldman Sachs Asset
  Management, L.P.
ING Hard Assets Portfolio -- Baring International Investment Limited
ING Jennison Equity Opportunities Portfolio -- Jennison Associates LLC
ING Mercury Focus Value Portfolio -- Mercury Advisors
ING Mercury Fundamental Growth Portfolio -- Mercury Advisors
ING Salomon Brothers All Cap Portfolio -- Salomon Brothers Asset Management Inc. ING Salomon Brothers Investors Portfolio -- Salomon Brothers Asset Management
  Inc.
ING T. Rowe Price Capital Appreciation Portfolio -- T. Rowe Price Associates,
  Inc.
ING T. Rowe Price Equity Income Portfolio -- T. Rowe Price Associates, Inc.
ING UBS U.S. Balanced Portfolio -- UBS Global Asset Management (Americas) Inc. ING Van Kampen Equity Growth Portfolio -- Van Kampen
ING Van Kampen Global Franchise Portfolio -- Van Kampen
ING Van Kampen Growth and Income Portfolio -- Van Kampen
ING Van Kampen Real Estate Portfolio -- Van Kampen


CLASS OF SHARES


Pursuant to a multiple class plan, each Portfolio offers four classes of shares. This Prospectus relates only to the Adviser Class (Class A shares). For more information about share classes, please refer to the section of this Prospectus entitled "Classes of Shares."


INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN


Shares of the Portfolios of the Trust may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates. Class S shares, which are not offered in this Prospectus, also may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.


WHY READING THIS PROSPECTUS IS IMPORTANT


This Prospectus explains the investment objective, strategy, and risks of each of the Portfolios of the Trust offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

                          DESCRIPTION OF THE PORTFOLIOS


ING AIM MID CAP GROWTH PORTFOLIO


PORTFOLIO MANAGER

A I M Capital Management, Inc. ("AIM Capital")

INVESTMENT OBJECTIVE

Capital appreciation

PRINCIPAL INVESTMENT STRATEGY


The Portfolio seeks to meet its objective by investing, normally, at least 80% of its assets in securities of mid-capitalization companies. In complying with this 80% investment requirement, the Portfolio will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as debt securities and synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Portfolio considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap(R) Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000(R) Index. The Russell 1000(R) Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. These companies are considered representative of medium-sized companies. Under normal conditions, the top 10 holdings may comprise up to 40% of the Portfolio's total assets.


The Portfolio may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the Portfolio may also hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.


The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have favorable prospects for future growth. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.


The Portfolio may also loan up to 33 1/3% of its total assets.

In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the Portfolio may not achieve its investment objective.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the Portfolio does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS


The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK

                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                     [CHART]


          ING AIM MID CAP GROWTH PORTFOLIO -- ANNUAL TOTAL RETURN* (1)


1996     19.21
1997     22.98
1998      0.69
1999     56.01
2000    -12.58
2001    -21.29
2002    -31.79
2003        __%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell MidCap(R) Growth Index. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

                        AVERAGE ANNUAL TOTAL RETURN* (1)


                                       1 YEAR     5 YEAR     INCEPTION
Class A Returns                        ____%       ____%       ____%
Class S Returns                        ____%       ____%       ____%
Russell Midcap(R) Growth Index         ____%       ____%       ____%(2)


                                  BEST QUARTER


Quarter Ended
_____   %


                                  WORST QUARTER


Quarter Ended
_____   %



* The performance information presented above is as of December 31 for each year. The bar chart figures shown for 2003 provide performance for Class A shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations October 2, 1995, revised to reflect the higher expenses of Class A shares. The performance table above reflects the returns for both Class S and Class A shares; the Class S returns are also revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.


(1) AIM Capital has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

(2)  Index return is for the period beginning October 1, 1995.

MORE ON THE PORTFOLIO MANAGERS


AIM Capital has managed the Portfolio since March 1, 1999. AIM Capital is an indirect subsidiary of AMVESCAP, one of the world's largest independent investment companies. As of December 31, 2003, AIM Capital and its immediate parent, AIM Advisors, Inc., managed approximately $149 billion in assets. The address of AIM Capital is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


The following persons at AIM Capital are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Karl Farmer              Portfolio Manager

                         Mr. Farmer has been associated with AIM Capital and its affiliates since
                         1998. Prior to 1998, Mr. Farmer spent six years as a pension actuary with
                         William M. Mercer, Inc., focusing on retirement plans and other benefit programs.

Jay K. Rushin            Portfolio Manager

                         Mr. Rushin has been associated with AIM Capital and/or its affiliates -from
                         1998 to the present and 1994 to 1996. During the period of 1996 to 1998,
                         Mr. Rushin worked as an associate equity analyst at Prudential Securities.

ING ALLIANCE MID CAP GROWTH PORTFOLIO


PORTFOLIO MANAGER

Alliance Capital Management L.P. ("Alliance Capital")

INVESTMENT OBJECTIVE

Long-term total return

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests primarily in common stocks of middle capitalization companies. The Portfolio normally invests substantially all of its assets in high-quality common stocks that Alliance expects to increase in value. Under normal circumstances, the portfolio will invest at least 80% of its net assets in mid-capitalization companies. For purposes of this policy, net assets include any borrowings for investment purposes. The Portfolio also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. Government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The Portfolio may invest without limit in foreign securities. The Portfolio generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.


The Portfolio also may:

- write exchange-traded covered call options on up to 25% of its total assets;

- make secured loans on portfolio securities of up to 25% of its total assets;

- enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets; and


- enter into futures contracts on securities indexes and options on such futures contracts.


PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                           CONVERTIBLE SECURITIES RISK

                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.




The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.




                                     [CHART]


        ING ALLIANCE MID CAP GROWTH PORTFOLIO -- ANNUAL TOTAL RETURN* (1)



1999     25.37
2000    -17.24
2001    -13.86
2002    -30.14
2003        __%





The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell Midcap Growth Index. The Russell Midcap Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

                        AVERAGE ANNUAL TOTAL RETURN* (1)


                                       1 YEAR      INCEPTION
Class A Returns                        ____%       ____%
Class S Returns                        ____%       ____%
Russell Midcap Growth Index            ____%       ____%(2)


                                  BEST QUARTER


Quarter Ended
_____   _____%


                                  WORST QUARTER


Quarter Ended
_____   (_____)%



* The performance information presented above is as of December 31 for each year. The bar chart figures shown for 2003 provide performance for Class A shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations August 14, 1998, revised to reflect the higher expenses of Class A shares. The performance table above reflects the returns for both Class S and Class A shares; the Class S returns are also revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.


(1) Alliance Capital has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

(2)  Index return is for the period beginning August 1, 1998.

MORE ON THE PORTFOLIO MANAGER


Alliance Capital is a leading global investment management firms supervising clients accounts with assets totaling approximately $475 billion as of December 31, 2003. Alliance Capital provides investment management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance Capital is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios.

As of December 31, 2003, Alliance Holding owns approximately 31% of the units of limited partnership interest in Alliance Capital. AXA Financial, Inc. owns approximately 55% of the outstanding publicly traded Alliance Holding Units and approximately 1.9% of the outstanding Alliance Capital Units, which, including the general partnership interests, Alliance Capital and Alliance Holding, represents a 55.5% economic interest in Alliance Capital. AXA Financial, Inc. is a wholly owned subsidiary of AXA one of the largest global financial services organizations.


The following person at Alliance Capital is primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Catherine Wood           Senior Vice President and Portfolio Manager, Alliance Capital, and Chief
                         Investment Officer, Regent Investor Services, a division of Alliance
                         Capital.

                         Ms. Wood joined Alliance Capital in 2001 from Tupelo Capital Management where she was a general partner, co-managing global equity-oriented portfolios. Prior to that, Ms. Wood worked for 19 years with Jennison
                         Associates as a Director and Portfolio Manager, Equity Research Analyst and
                         Chief Economist.

ING CAPITAL GUARDIAN LARGE CAP VALUE PORTFOLIO


PORTFOLIO MANAGER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term growth of capital and income

PRINCIPAL INVESTMENT STRATEGY

The Portfolio Manager seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of companies with market capitalizations greater than $1 billion at the time of investment.

In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Portfolio may hold American Depositary Receipts, which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars, and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts and Global Depositary Receipts. The Portfolio may invest a portion of its assets in debt securities and cash equivalents. The Portfolio may also engage in hedging transactions including, put and call options on securities, financial futures contracts, including stock index futures, and interest rate and currency.

The Portfolio may also lend up to 33 1/3% of its total assets.




PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:


                                DERIVATIVES RISK

                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                     [CHART]


     ING CAPITAL GUARDIAN LARGE CAP VALUE PORTFOLIO -- ANNUAL TOTAL RETURN*


2001     -3.76
2002    -23.90
2003        __%




The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks.

                          AVERAGE ANNUAL TOTAL RETURN*


                                       1 YEAR      INCEPTION
Class A Returns                        ____%       ____%
Class S Returns                        ____%       ____%
S&P 500 Index                          ____%       ____%


                                  BEST QUARTER


Quarter Ended
_____   _____%


                                  WORST QUARTER


Quarter Ended
_____   (_____)%



* The performance information presented above is as of December 31 for each year. The bar chart figures shown for 2003 provide performance for Class A shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations February 1, 2000, revised to reflect the higher expenses of Class A shares. The performance table above reflects the returns for both Class S and Class A shares; the Class S returns are also revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.


MORE ON THE PORTFOLIO MANAGER


Capital Guardian, located at 333 South Hope Street, Los Angeles, CA 90071, has managed the Portfolio since inception. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $146 billion in assets as of December 31, 2003.


The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Karen A. Miller          Ms. Miller is a Senior Vice President and Director of Capital International
                         Research, Inc., with portfolio management responsibilities for Capital
                         Guardian Trust Company. She joined the Capital Guardian Organization in
                         1990 where she served in various portfolio management positions.

Michael R. Ericksen      Mr. Ericksen is a Senior Vice President and Portfolio Manager. He joined the Capital Guardian organization in 1987 where he served in various capacities.

David Fisher             Mr. Fisher is Chairman of the Board of Capital Guardian Group
                         International, Inc. and Capital Guardian. He joined the Capital Guardian organization in 1969 where he served in various portfolio management positions.

Theodore Samuels         Mr. Samuels is a Senior Vice President and Director for Capital Guardian,
                         as well as a Director of Capital International Research, Inc. He joined the
                         Capital Guardian organization in 1981 where he served in various portfolio management positions.

Eugene P. Stein          Mr. Stein is Executive Vice President, a Director, a portfolio manager, and
                         Chairman of the Investment Committee for Capital Guardian. He joined the
                         Capital Guardian organization in 1972 where he served in various portfolio manager positions.

Terry Berkemeier         Mr. Berkemeier is a Vice President of Capital International Research, Inc.
                         with U.S. equity portfolio management responsibility in Capital Guardian.
                         He joined the Capital Guardian organization in 1992.

Alan J. Wilson           Mr. Wilson is an Executive Vice President and U.S. Research Director for
                         Capital International Research, Inc. (CIRI). He is also an investment analyst for CIRI with portfolio management responsibilities, specializing in U.S. oil services and household products. He also serves as Vice
                         President and a Director of Capital Guardian Trust Company. Prior to
                         joining the organization in 1991, Mr. Wilson was a consultant with the
                         Texas Eastern Corporation.

ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO


PORTFOLIO MANAGER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Capital appreciation. Current income is only an incidental consideration.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks traded in securities markets throughout the world. The Portfolio may invest up to 100% of its total assets in securities traded in securities markets outside the United States. The Portfolio generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States.

In unusual market circumstances where the Portfolio Manager believes that foreign investing may be unduly risky, all of the Portfolio's assets may be invested in the United States. The Portfolio may hold a portion of its assets in debt securities, cash or money market instruments.

The Portfolio may invest in any type of company, large or small, with earnings that show a relatively strong growth trend, or in a company in which significant further growth is not anticipated but whose securities are thought to be undervalued. The Portfolio may also invest in small and relatively less well known companies.

The Portfolio may write covered put and call options on securities and indexes, purchase and sell futures contracts, and enter into foreign currency transactions. The Portfolio may also engage in short sales (up to 25% of total assets) and borrow up to 10% of total assets (up to 25% to meet redemptions).

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK

                                DERIVATIVES RISK

                              DIVERSIFICATION RISK

                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK

                                SHORT SALES RISK

                               SMALL COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                     [CHART]


    ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO -- ANNUAL TOTAL RETURN* (1)


1994    -13.34
1995      7.40
1996     12.10
1997     12.00
1998     29.12
1999     63.06
2000    -14.69
2001    -12.04
2002    -20.30
2003        __%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Morgan Stanley Capital International All Country World Free Index ("MSCI All Country World Free Index"). The MSCI All Country World Free Index is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets.

                          AVERAGE ANNUAL TOTAL RETURN*


                                       1 YEAR       5 YEAR     10 YEAR
Class A Returns                        ____%       ____%        ____%
Class S Returns                        ____%       ____%        ____%
MSCI All Country World Free Index      ____%       ____%        ____%


                                  BEST QUARTER


Quarter Ended
_____   _____%


                                  WORST QUARTER


Quarter Ended
_____   _____%



* The performance information presented above is as of December 31 for each year. The bar chart figures shown for 2003 provide performance for Class A shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations October 21, 1992, revised to reflect the higher expenses of Class A shares. The performance table above reflects the returns for both Class S and Class A shares; the Class S returns are also revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.


(1) Capital Guardian has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different portfolio manager.

MORE ON THE PORTFOLIO MANAGER


Capital Guardian, located at 333 South Hope Street, Los Angeles, CA 90071, began management of the Portfolio on February 1, 2000. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $146 billion in assets as of December 31, 2003.


The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
David I. Fisher          Mr. Fisher is Chairman of the Board of Capital Group International, Inc.
                         with portfolio management responsibilities for Capital Guardian Trust
                         Company, and he joined the Capital Guardian Trust organization in 1969.

Eugene P. Stein          Mr. Stein is an Executive Vice President of Capital Guardian Trust Company,
                         and joined the Capital Guardian Trust Company organization in 1972.

Christopher A. Reed      Mr. Reed is a Vice President of Capital International Research, Inc. with portfolio management responsibilities for Capital Guardian Trust Company, and joined the Capital Guardian Trust Company organization in 1993.

Michael R. Ericksen      Mr. Ericksen is a Senior Vice President and Portfolio Manager for Capital
                         Guardian Trust Company, and joined the Capital Guardian Trust Company organization in 1986.

Richard N. Havas         Mr. Havas is a Senior Vice President and a Portfolio Manager with research responsibilities for the Capital Guardian Trust Company, and joined the
                         Capital Guardian Trust Company organization in 1985.

Nancy J. Kyle            Ms. Kyle is a Senior Vice President of Capital Guardian Trust Company, and
                         joined the Capital Guardian Trust Company organization in 1990.

Lionel M. Sauvage        Mr. Sauvage is a Senior Vice President of Capital Guardian Trust Company,
                         and joined the Capital Guardian Trust Company organization in 1986.

Nilly Sikorsky           Ms. Sikorsky is Chairman of Capital International S.A. Vice Chairman of
                         Capital International Limited, a Director of the Capital Group Companies,
                         Inc. and Managing Director- Europe of Capital Group International, Inc. She
                         is a Portfolio Manager and joined Capital Guardian Trust Company in 1962.

Rudolf M. Staehelin      Mr. Staehelin is a Senior Vice President and Director of Capital
                         International Research, Inc. with portfolio management responsibilities for
                         Capital Guardian Trust Company, and joined the Capital Guardian Trust
                         Company organization in 1981.

ING CAPITAL GUARDIAN SMALL CAP PORTFOLIO


PORTFOLIO MANAGER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests at least 80% of its assets in equity securities of small capitalization ("small-cap") companies. The Portfolio Manager considers small cap companies to be companies that have total market capitalization within the range of companies included in the:


   -  Russell 2000(R) Index; and

   -  Standard & Poor's SmallCap 600 Index.

Both indexes are broad indexes of small capitalization stocks. As of December 31, 2003, the range of the market capitalizations of companies included in the Russell 2000(R) Index was $7.1 million to $2.0 billion, the range of the market capitalizations of companies included in the S&P SmallCap 600 Index was $68.6 million to $4.9 billion, and the combined range was $7.1 million to $4.9 billion. The Portfolio may invest up to 20% of its assets in companies outside this combined range, measured at the time of investment.


Equity securities in which the Portfolio may invest include common or preferred stocks, or securities convertible into or exchangeable for equity securities, such as warrants and rights.

The Portfolio invests primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market but may also invest in foreign companies. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth because of factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit volume growth rate.

The Portfolio may engage in derivatives, including interest rate and securities index futures contracts and options on such futures contracts. The Portfolio may also enter into currency-related transactions including, currency futures and forward contracts and options on currencies.

The Portfolio may also enter into short sales, lend its securities and borrow up to 10% of its net assets (up to 25% to meet redemptions).

The Portfolio may also invest a portion of its assets in money market instruments and repurchase agreements. When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                DERIVATIVES RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                               OTC INVESTMENT RISK
                               SMALL COMPANY RISK
                                SHORT SALES RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                     [CHART]


      ING CAPITAL GUARDIAN SMALL CAP PORTFOLIO -- ANNUAL TOTAL RETURN* (1)


1996     19.92
1997     10.15
1998     20.80
1999     50.38
2000    -18.29
2001     -1.71
2002    -25.54
2003        __%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell 2000(R) Index and the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600 Index"). The Russell 2000(R) Index is an unmanaged equity index representing the 2,000 smallest companies in the Russell 3000(R) Index, which contains the 3,000 largest U.S. companies based upon total market capitalization. The S&P SmallCap 600 Index is a market-value weighted index consisting of 600 domestic stocks chosen for market size, liquidity and industry group representation.


                        AVERAGE ANNUAL TOTAL RETURN* (1)


                                       1 YEAR       5 YEAR    INCEPTION
Class A Returns                          %            %           %
Class S Returns                          %            %           %
Russell 2000(R)Index                     %            %           %(1)
S&P SmallCap 600 Index                   %            %           %(1)


                                  BEST QUARTER


Quarter Ended
_____   %


                                  WORST QUARTER


Quarter Ended
_____   %



* The performance information presented above is as of December 31 for each year. The bar chart figures shown for 2003 provide performance for Class A shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations January 3, 1996, revised to reflect the higher expenses of Class A shares. The performance table above reflects the returns for both Class S and Class A shares; the Class S returns are also revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

(1) Capital Guardian has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different portfolio manager.

(2)  Index return is for the period beginning January 1, 1996.


MORE ON THE PORTFOLIO MANAGER


Capital Guardian, located at 333 South Hope Street, Los Angeles, CA 90071, began management of the Portfolio on February 1, 2000. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc., which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $146 billion in assets as of December 31, 2003.


The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Michael R. Ericksen      Mr. Ericksen is a Senior Vice President and portfolio manager for Capital
                         Guardian Trust Company, and joined the Capital Guardian Trust organization in 1986.

James S. Kang            Mr. Kang is a Vice President for Capital International Research, Inc. with research and portfolio management responsibilities with Capital Guardian
                         Trust Company, and joined the Capital Guardian Trust Company organization in 1987.

Robert G. Kirby          Mr. Kirby is a Chairman Emeritus and a portfolio manager of Capital
                         Guardian Trust Company, and was a founding officer of the Capital Guardian
                         Trust Company organization in 1968.

Karen A. Miller          Ms. Miller is a Senior Vice President and Director of Capital International
                         Research, Inc. with portfolio management responsibilities for Capital
                         Guardian Trust Company, and joined the Capital Guardian Trust Company organization in 1990.

Lawrence R. Solomon      Mr. Solomon is a Senior Vice President and Director of Capital
                         International Research, Inc. with portfolio management responsibilities for
                         Capital Guardian Trust Company, and joined the Capital Guardian Trust
                         Company organization in 1984.

Kathryn M. Peters        Ms. Peters is a Vice President and U.S. Small Capitalization Equity
                         portfolio manager for Capital International Research, Inc. Prior to joining the organization in 2001, Ms. Peters was a portfolio manager and principal with Montgomery Asset Management, LLC.

ING DEVELOPING WORLD PORTFOLIO


PORTFOLIO MANAGER


ING Investment Management Advisors B.V. ("IIMA")


INVESTMENT OBJECTIVE

Capital appreciation

PRINCIPAL INVESTMENT STRATEGY


The Portfolio normally invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio Manager defines emerging country securities as those included in the MSCI Emerging Markets Free Index, which currently includes 26 countries, divided over three main sub-regions:
Asia, Latin America and EMEA (emerging Europe, Middle East and Africa).

The Portfolio may invest up to 20% of its assets in securities of U.S. and other developed market issuers, including investment-grade debt securities of U.S. issuers. Under normal conditions, the Portfolio invests at least 75% of its total assets in common and preferred stocks, American and Global Depositary Receipts, warrants and convertible securities. The Portfolio may invest in small and medium-sized companies.

In selecting securities located in emerging market countries, the Portfolio Manager uses a bottom-up fundamental analysis to identify companies which it believes have good earnings growth prospects and that can be bought at a price which seems reasonable. To help in this process, the Portfolio Manager scores the emerging markets stocks on a wide range of quantitative and qualitative measures, with particular attention paid to long-term and short-term earnings growth prospects and valuation measures. The Portfolio Manager seeks securities of emerging markets issuers which are relatively liquid and covered by professional securities analysts.

In selecting stocks in developed markets, the Portfolio Manager seeks the most attractive opportunities in such markets. For such securities, the Portfolio Manager uses a bottom-up analysis to choose companies which offer good value relative to their peers in the same industry, sector or region. The Portfolio Manager also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors to estimate regional market risks. In conducting its fundamental analysis, the Portfolio Manager focuses on various matters, including valuation of the companies, potential catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                              EMERGING MARKET RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                             SECURITIES LENDING RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                     [CHART]


           ING DEVELOPING WORLD PORTFOLIO -- ANNUAL TOTAL RETURN* (1)


1999     61.42
2000    -33.89
2001     -5.39
2002    -10.84
2003        __%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Morgan Stanley Capital International Emerging Markets Free Index ("MSCI Emerging Markets Free Index"). The MSCI Emerging Markets Free Index is an unmanaged index that is comprised of equity securities in emerging markets.

                        AVERAGE ANNUAL TOTAL RETURN* (1)


                                       1 YEAR    INCEPTION
Class A Returns                          %           %
Class S Returns                          %           %
MSCI Emerging Markets Free Index         %           %(2)


                                  BEST QUARTER


Quarter Ended
             %


                                  WORST QUARTER


Quarter Ended
             %



* The performance information presented above is as of December 31 for each year. The bar chart figures shown for 2003 provide performance for Class A shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations February 18, 1998, revised to reflect the higher expenses of Class A shares. The performance table above reflects the returns for both Class S and Class A shares; the Class S returns are also revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

(1) IIMA has managed the Portfolio since March 1, 2004. (1) Baring International managed the Portfolio from March 1, 1999 through February 29, 2004. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

(2)  Index return is for the period beginning February 1, 1998.


MORE ON THE PORTFOLIO MANAGER


IIMA is a Netherlands corporation organized in 1896 that became an investment advisory company in 1991. Its principal office is located at Prinses Beatrixlaan 15, 2595AK The Hague, the Netherlands. Prior to March 1, 2004, Baring International Investment Limited served as the Portfolio Manager to the Portfolio.

The following persons at IIMA are primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Jan Wim Derks            Mr. Derks has served as a member of IIMA's emerging markets portfolio management team (the "Management Team") since October 2000. He also serves as Director of Global Emerging Markets Equities at ING Investment
                         Management, Inc. - Europe ("IIM-Europe"). Prior to joining IIM-Europe in
                         1997, Mr. Derks managed a Latin American equity fund with ABN AMRO.

Eric Conrads             Mr. Conrads joined ING in 1996 after participating in a financial trainee program in Tokyo. Since 1997 he has managed the BBL Latin America Equity
                         Fund and in 2001 he took over the management of the ING Latin America
                         Equity Funds. In early 2003 , Mr. Conrads joined the Global Emerging
                         Markets Team at IIM-Europe while also continuing his responsibilities managing ING's Latin American regional funds.

Bratin Sanyal            Mr. Sanyal has served as a member of the Management Team since December
                         1998. He serves as the Senior Portfolio Manager - Global Emerging Markets
                         Equities at IIM-Europe. Mr. Sanyal has held several positions with
                         IIM-Europe, most recently as an Asian equity fund manager. Mr. Sanyal joined IIM - Europe in 1995.

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO


PORTFOLIO MANAGER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Long-term growth of capital


PRINCIPAL INVESTMENT STRATEGY

The Portfolio Manager normally invests the Portfolio's assets primarily in common stocks.

The Portfolio Manager normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Portfolio Manager generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap(R) Index or the Standard & Poor's MidCap(R) 400 Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Portfolio Manager may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.


The Portfolio Manager may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.


The Portfolio Manager may invest up to 25% of the Portfolio's assets in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers. The Portfolio Manager is not constrained by any particular investment style. At any given time, the Portfolio Manager may tend to buy "growth" stocks or "value" stocks, or a combination of both types.

The Portfolio Manager relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. In buying and selling securities for the Portfolio, the Portfolio Manager invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.


PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK

                               SMALL COMPANY RISK
                              VALUE INVESTING RISK

In response to market, economic, political or other conditions, the Portfolio Manager may temporarily use a different investment strategy for defensive purposes. If the Portfolio Manager does so, different factors could affect the Portfolio's performance and the Portfolio may not achieve its investment objective.


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                     [CHART]


       ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO -- ANNUAL TOTAL RETURN*


2001     -6.78
2002    -19.46
2003        __%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of two indices - Standard & Poor's(R) MidCap 400 Index ("S&P MidCap 400 Index") and the Russell Midcap(R) Index. The S&P MidCap 400 Index is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity, and industry group representation. The Russell Midcap(R) Index is an unmanaged index consisting of the 800 smallest companies in the Russell 1000(R) Index. The Russell 1000(R) Index contains the 1,000 largest companies in the United States. The S&P MidCap 400 Index is intended to be the comparative index. The Portfolio Manager has determined that the S&P MidCap 400 Index is the more appropriate index than the Russell Midcap(R) Index for use as a comparative index since it more closely reflects the performance of the securities in which the Portfolio invests.

                          AVERAGE ANNUAL TOTAL RETURN*



                                                  10/2/00
                                       1 YEAR    INCEPTION
Class A Shares                          ____%       ____%
Class S Shares                          ____%       ____%
S&P MidCap 400 Index                    ____%       ____%(1)
Russell Midcap Index                    ____%       ____%(1)



                                  BEST QUARTER

Quarter Ended
_____   _____%

                                  WORST QUARTER

Quarter Ended
_____   _____%



* The performance information presented above is as of December 31 for each year. The bar chart figures shown for 2003 provide performance for Class A shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations October 2, 2000, revised to reflect the higher expenses of Class A shares. The performance table above reflects the returns for both Class S and Class A shares; the Class S returns are also revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

(1)  Index return is for the period beginning October 1, 2000.


MORE ON THE PORTFOLIO MANAGER


FMR has managed the Portfolio since its inception. FMR Corp., organized in 1972, is the ultimate parent company of FMR. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward
C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

As of December 31, 2003, FMR and its wholly-owned subsidiaries had approximately $699 billion in total assets under management. The address of FMR is 82 Devonshire Street, Boston, MA 02109.


The following person at FMR is primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Tom Allen                Vice President of FMR and Portfolio Manager of the Portfolio since February
                         2004.

                         Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and manager.

ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM)  PORTFOLIO


PORTFOLIO MANAGER

Goldman Sachs Asset Management, L.P. ("GSAM")

INVESTMENT OBJECTIVE

Long-term growth of capital

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of investment) in equity investments in "Internet Tollkeeper" companies, which are companies in the media, telecommunications, technology and internet sectors, which provide access, infrastructure, content and services to internet companies and internet users. In general, the Portfolio Manager defines a tollkeeper company as a company with predictable, sustainable or recurring revenue streams. The Portfolio Manager anticipates that tollkeeper companies may increase revenue by increasing "traffic," or customers and sales, and raising "tolls," or prices. The Portfolio Manager does not define companies that merely have an internet site or sell some products over the internet as Internet Tollkeepers although the Portfolio may invest in such companies as part of the Portfolio's 20% basket of securities which are not or may not be defined as Internet Tollkeepers.


Examples of Internet Tollkeeper companies may include:

   - Access providers that enable individuals and businesses to connect to the internet through, for example, cable systems or the telephone network;

   - Infrastructure companies that provide items such as servers, routers, software and storage necessary for companies to participate in the internet;


   - Media content providers that own copyrights, distribution networks and/or programming who may benefit from increased advertising by internet companies, and/or copyright owners that stand to benefit from having new distribution channels; and


   - Service providers that may facilitate transactions, communications, security, computer programming and back-office functions for internet businesses.

Because the Portfolio concentrates its investments in Internet Tollkeeper companies, the Portfolio's performance may be substantially different from the returns of the broader stock market and of "pure" internet mutual funds.


The Portfolio may participate significantly in the initial public offering ("IPO") market. The Portfolio may also invest up to 20% of its total assets in companies whose rapid adoption of an internet strategy is expected to improve their cost structure, revenue opportunities or competitive advantage and internet-based companies that the Portfolio Manager believes exhibit a sustainable business model.


The equity securities in which the Portfolio may invest include common stock, preferred stock, convertible securities, and warrants and rights, although the Portfolio invests primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in emerging markets or countries and securities quoted in foreign currencies. The Portfolio may maintain a portion of its assets in debt securities, asset-backed securities and cash equivalents. The Portfolio may invest up to 10% of its total assets in high-yield debt securities. The Portfolio may also invest in foreign currency hedging purchase and sale transactions, write covered put and call options on securities or securities indexes, enter into financial futures contracts or options on such contracts and sell portfolio securities short.


The Portfolio Manager may temporarily change its usual strategies if it believes economic conditions make it necessary to try to protect the Portfolio from potential loss. In this case, the Portfolio may invest more significantly in U.S. government securities, repurchase agreements collateralized by U.S. government securities, CD's, bankers' acceptances, repurchase agreements, commercial paper, bank instruments, and non-convertible preferred stocks or corporate bonds with a remaining maturity of less than one year, which may prevent the Portfolio from achieving its investment goal.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                   CREDIT RISK

                                DERIVATIVES RISK

                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                               INTEREST RATE RISK
                                  INTERNET RISK
                                    IPO RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              PRICE VOLATILITY RISK
                                   SECTOR RISK
                                SHORT SALES RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                     [CHART]


    ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM) PORTFOLIO -- ANNUAL TOTAL RETURN*



2002    -38.19
2003        __%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of three broadly based market indices - the Standard & Poor's 500 Index ("S&P 500 Index"), the NASDAQ Composite Index and the Goldman Sachs Internet Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small-Cap stocks. The Goldman Sachs Internet Index is a capitalization-weighted index of selected internet companies.

                          AVERAGE ANNUAL TOTAL RETURN*


                                       1 YEAR    INCEPTION
Class A Returns                           %          %
Class S Returns                           %          %
S&P 500 Index                             %          %
NASDAQ Composite Index                    %          %(1)
Goldman Sachs Internet Index              %          %(1)


                                  BEST QUARTER


Quarter Ended
_____   _____%


                                  WORST QUARTER


Quarter Ended
_____   _____%



* The performance information presented above is as of December 31 for each year. The bar chart figures shown for 2003 provide performance for Class A shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations May 1, 2001, revised to reflect the higher expenses of Class A shares. The performance table above reflects the returns for both Class S and Class A shares; the Class S returns are also revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

(1)  Index return is for the period beginning September 1, 2002.


MORE ON THE PORTFOLIO MANAGER


Goldman Sachs Asset Management, L.P. ("GSAM"), a wholly owned subsidiary of The Goldman Sachs Group, Inc., serves as the Portfolio Manager to the Portfolio. Prior to the end of April 2003, Goldman Sachs Asset Management, a business unit of the Investment Management Division ("IMD") of Goldman, Sachs & Co., ("Goldman Sachs") served as the Portfolio's Portfolio Manager. On or about April 26, 2003, GSAM assumed Goldman Sachs' portfolio management responsibilities for the Portfolio. As of December 31, 2003, Goldman Sachs, along with units of IMD, had assets under management of approximately $347.7 billion. The address of GSAM is 32 Old Slip, New York, New York 10005.


The Portfolio is managed by a team of portfolio managers at GSAM. The following persons are primarily responsible for the day-to-day investment decisions of the
Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Steven M. Barry          Mr. Barry is a managing director, Co-chief Investment Officer and senior portfolio manager of GSAM. He joined GSAM as a portfolio manager in 1999.
                         From 1988 to 1999, Mr. Barry was a portfolio manager at Alliance Capital
                         Management.

Kenneth T. Berents       Mr. Berents is a managing director, co-chairman of the investment committee and senior portfolio manager of GSAM. He joined GSAM as a portfolio manager in 2000. From 1992 to 1999, Mr. Berents was Director of Research and head of the Investment Committee at Wheat First Union.

Herbert E. Ehlers        Mr. Ehlers is a managing director, chief investment officer, and senior portfolio manager of GSAM. He joined GSAM as a senior portfolio manager and chief investment officer of the Growth team in 1997. From 1981 to 1997, Mr.
                         Ehlers was the chief investment officer and chairman of Liberty Investment
                         Management, Inc. ("Liberty"), and its

                         predecessor firm, Eagle Asset Management ("Eagle").

Gregory H. Ekizian       Mr. Ekizian is a managing director, Co-chief Investment Officer and senior portfolio manager of GSAM. He joined GSAM as a portfolio manager and co-chair of the growth investment committee in 1997. From 1990 to 1997, Mr.
                         Ekizian was a portfolio manager at Liberty and its predecessor firm, Eagle.

Scott Kolar              Mr. Kolar is a vice president and a portfolio manager of GSAM. He joined
                         GSAM as an equity analyst in 1997 and became a portfolio manager in 1999.
                         From 1994 to 1997, Mr. Kolar was an equity analyst and information systems specialist at Liberty.

Wilson K. Magee, Jr.     Mr. Magee is a vice president and portfolio manager of GSAM. Mr. Magee joined GSAM as a portfolio manager in 2003. From 1997 to 2002, he was a portfolio manager for Grantham Mayo Van Otterloo & Co.

Ernest C. Segundo, Jr.   Mr. Segundo is a vice president, co-chairman of the investment committee and senior portfolio manager of GSAM. He joined GSAM as a portfolio manager in 1997. From 1992 to 1997, Mr. Segundo was a portfolio manager at Liberty and its predecessor firm, Eagle.

Andrew F. Pyne           Mr. Pyne is a managing director and senior portfolio manager of GSAM. He joined GSAM as a product manager in 1997 and became a portfolio manager in
                         August 2001. From 1992 to 1997, Mr. Pyne was a product manager at Van
                         Kampen Investments.

Mark Shattan             Mr. Shattan is a vice president and portfolio manager of GSAM. Mr. Shattan joined GSAM as an equity analyst in 1999 and became a portfolio manager in
                         2002. From 1997 to 1999, he was an equity research analyst at Salomon Smith
                         Barney.

David G. Shell           Mr. Shell is a managing director, Co-chief Investment Officer and senior portfolio manager of GSAM. He joined GSAM as a portfolio manager in 1997.
                         From 1987 to 1997, Mr. Shell was a portfolio manager at Liberty and its predecessor firm, Eagle.

ING HARD ASSETS PORTFOLIO


PORTFOLIO MANAGER

Baring International Investment Limited ("Baring International")

INVESTMENT OBJECTIVE

Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in the equities of producers of commodities.

Hard asset securities in which the Portfolio may invest include equity securities and debt securities of hard asset companies. Equity securities in which the Portfolio invests can include common and preferred stocks and American and Global Depositary Receipts but also include other types of equity and equity derivative securities. The Portfolio may also invest in structured notes, whose value is linked to the price of a hard asset commodity or a commodity index. Hard asset companies are companies that are directly or indirectly engaged significantly in the exploration, development, production or distribution of one or more of the following:


   -  precious metals;
   -  ferrous and non-ferrous metals;
   -  integrated oil;
   -  gas/other hydrocarbons;
   -  forest products;
   -  agricultural commodities; and
   -  other basic materials that can be priced by a market.


The Portfolio may invest up to a maximum of 50% of its net assets in any of the above sectors. The Portfolio's investment strategy is based on the belief that hard asset securities can protect against eroding monetary values or a rise in activity which consumes more of these commodities.

The Portfolio also may invest in:


   -  securities of foreign issuers, including up to 35% in South Africa;
   -  companies not engaged in natural resources/hard asset activities;
   -  investment-grade corporate debt;
   -  U.S. government or foreign obligations;
   -  money market instruments;
   -  repurchase agreements;
   - special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country; and
   -  derivatives.


The Portfolio may also invest directly in commodities, including gold bullion and coins. Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter, and include:


   -  common stock;
   -  preferred stock;
   -  rights;
   -  warrants;
   -  "when-issued" securities;
   -  direct equity interests in trusts;
   -  joint ventures;
   -  "partly paid" securities;
   -  partnerships; and
   -  restricted securities.


The Portfolio may also engage in short sales (up to 25% of net assets).

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies.

Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                          BORROWING AND LEVERAGING RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                              DIVERSIFICATION RISK

                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                                 HARD ASSET RISK
                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               OTC INVESTMENT RISK
                     RESTRICTED AND ILLIQUID SECURITIES RISK
                                   SECTOR RISK
                                SHORT SALES RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.


The Portfolio invests at least 80% of its assets in the equities of producers of commodities.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                     [CHART]


              ING HARD ASSETS PORTFOLIO -- ANNUAL TOTAL RETURN* (1)


1994      2.38
1995     10.52
1996     32.97
1997      6.06
1998    -29.69
1999     23.17
2000     -4.87
2001    -12.25
2002      0.65
2003        __%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of three broadly based market indexes - the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), Goldman Sachs Natural Resources Index ("GSR Index"), and the Russell 2000(R) Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The GSR Index is a modified cap-weighted index which includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations. The Russell 2000(R) Index represents the 2,000 smallest companies in the Russell 3000(R) Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. The S&P 500 Index and the GSR Index are intended to be the comparative indices. The Portfolio Manager has determined that the GSR Index is a more appropriate index than the Russell 2000(R) Index for use as an additional comparative index since it more closely reflects the performance of the securities in which the Portfolio invests.

                          AVERAGE ANNUAL TOTAL RETURN*



                                       1 YEAR     5 YEAR    10 YEAR
Class A Returns                         ____%     ____%      ____%
Class S Returns                         ____%     ____%      ____%
GSR Index                               ____%     ____%      ____%(2)
Russell 2000(R) Index                   ____%     ____%      ____%



BEST QUARTER

Quarter Ended
_____   _____%

WORST QUARTER

Quarter Ended
_____   _____%



* The performance information presented above is as of December 31 for each year. The bar chart figures shown for 2003 provide performance for Class A shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations January 24, 1989, revised to reflect the higher expenses of Class A shares. The performance table above reflects the returns for both Class S and Class A shares; the Class S returns are also revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

(1) Baring International has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

(2) The GSR Index did not begin compiling information data until 1996, therefore 10-year performance can not be provided.


MORE ON THE PORTFOLIO MANAGER


Baring International is a subsidiary of Baring Asset Management Holdings Limited ("Baring Asset Management"). Baring Asset Management is the parent of the worldwide group of investment management companies that operate under the collective name "Baring Asset Management" and is owned by ING Groep N.V., a publicly traded company based in the Netherlands with worldwide insurance and banking subsidiaries. The address of Baring International is 155 Bishopsgate, London, United Kingdom.

Baring Asset Management provides global investment management services to U.S. investment companies and maintains major investment offices in Boston, London, Hong Kong and Tokyo. Baring Asset Management's predecessor corporation was founded in 1762. Baring Asset Management provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of December 31, 2003, Baring Asset Management managed approximately $35.2 billion of assets.


The following person at Baring International is primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------

John Payne               Investment Manager

                         Mr. Payne has been an investment professional with Baring International and its ING affiliates since 1993 and has 18 years of investment experience.

ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO


PORTFOLIO MANAGER

Jennison Associates LLC ("Jennison")

INVESTMENT OBJECTIVE

Long-term capital growth

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in attractively valued equity securities of companies with current or emerging earnings growth the Portfolio Manager believes to be not fully appreciated or recognized by the market.

The Portfolio also may invest in preferred stocks, convertible securities and debt instruments that are consistent with its investment objective. The Portfolio also may invest up to 25% of its assets in foreign securities.

The Portfolio Manager uses a bottom-up research-based multi-cap opportunistic approach that seeks to identify attractively valued equity securities with favorable earnings prospects. The Portfolio Manager looks for investments that offer attractive reward to risk relationships as well as catalysts for fundamental change that could create strong return potential. Stocks can be poised for potential appreciation due to potential catalysts such as:

   -  Industry cycle turns;
   -  Corporate restructuring;
   -  New product development;

   -  Management focus on increasing shareholder value; and

   -  Improving balance sheets and cash flow.

The Portfolio Manager usually sells or reduces a particular security when it believes:

   -  a stock's long-term price objective has been achieved;

   -  a more attractive security has been identified;

   -  the reward to risk relationship of a stock is no longer favorable; and

   -  negative industry and/or company fundamentals have developed.

In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities.

The Portfolio may invest in options and futures contracts and may invest up to 25% of its total assets in real estate investment trusts.

The Portfolio may also loan up to 33 1/3% of its total assets.

PRINCIPAL RISKS


The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:


                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK

                               SMALL COMPANY RISK
                              VALUE INVESTING RISK
                                    REIT RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                     [CHART]


     ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO -- ANNUAL TOTAL RETURN* (1)


1994     -1.74
1995     29.96
1996     20.08
1997     28.76
1998     12.51
1999     24.45
2000    -15.35
2001    -13.11
2002    -29.36
2003        __%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks.

                        AVERAGE ANNUAL TOTAL RETURN* (1)


                                       1 YEAR     5 YEAR    10 YEAR
Class A Returns                           %          %         %
Class S Returns                           %          %         %
S&P 500 Index                             %          %         %


                                  BEST QUARTER


Quarter Ended
_____   %

                                  WORST QUARTER

Quarter Ended
_____   %



* The performance information presented above is as of December 31 for each year. The bar chart figures shown for 2003 provide performance for Class A shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations May 4, 1992, revised to reflect the higher expenses of Class A shares. The performance table above reflects the returns for both Class S and Class A shares; the Class S returns are also revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

(1) Jennison has managed the Portfolio since July 31, 2002. Performance prior to July 31, 2002 is attributable to different portfolio managers.


MORE ON THE PORTFOLIO  MANAGER


Jennison is a registered investment adviser and wholly-owned subsidiary of Prudential Investment Management, Inc. ("PIM"). PIM is a wholly owned subsidiary of Prudential Asset Management Holding Company, Inc., which is a wholly owned subsidiary of Prudential Financial, Inc. The address of Jennison is 466 Lexington Avenue, New York, New York 10017. As of December 31, 2003, Jennison managed approximately $___ billion in assets.


The following persons at Jennison are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Mark G. DeFranco         Senior Vice President of Jennison

                         Mr. DeFranco has been associated with Jennison since 1998. Prior to joining
                         Jennison, he served as an analyst and portfolio manager with Pomboy
                         Capital, as an analyst at Comstock Partners and as a member of the equity research sales division of Salomon Brothers.

Brian M. Gillott         Senior Vice President of Jennison

                         Prior to joining Jennison in 1998, Mr. Gillott served as an analyst with
                         Soros Fund Management and as an analyst at Goldman Sachs & Co.

ING MERCURY FOCUS VALUE PORTFOLIO


PORTFOLIO MANAGER

Mercury Advisors

INVESTMENT OBJECTIVE

Long-term growth of capital

PRINCIPAL INVESTMENT STRATEGY


The Portfolio tries to achieve its investment objective by investing primarily in a diversified portfolio consisting of equity securities that the Portfolio Manager believes are undervalued relative to its assessment of the current or prospective condition other issuer.


The Portfolio may invest in securities that are selling at a substantial discount to their intrinsic value, as measured by such factors as price-to-book ratio, price-to-earnings ratio and cash flow. The Portfolio may also invest in securities that are undervalued relative to prevailing market ratios. The Portfolio may invest in securities of companies or institutions that are experiencing poor operating conditions. Some of the characteristics of companies in which the Portfolio invests may include:


   -  depressed earnings;
   -  special competition;
   -  product obsolescence;
   -  relatively low price-to-earnings and price-to-book ratios; and
   -  stock out of favor.


The Portfolio may invest in debt securities of any maturity. The Portfolio has established no rating criteria for the fixed income securities in which it invests and the fixed income securities in which it invests may not be rated at all for creditworthiness.

Although not principal strategies, the Portfolio may also use the following investment strategies:


The Portfolio may invest in fixed income securities, including, high-yield debt securities that are rated below investment grade, commonly called "junk bonds."


The Portfolio may invest in junk bonds rated Caa or lower by Moody's Investors Service, Inc. or CCC or lower by Standard & Poor's Corporation. Although junk bonds may have a higher yield than debt securities with higher credit ratings, they are high risk investments that may not pay interest or return principal as scheduled. Junk bonds are generally less liquid and experience more price volatility than higher rated fixed income securities. As a matter of operating policy, the Portfolio does not intend to invest in excess of 10% of the total asset value of the Portfolio at time of purchase in junk bonds.

The Portfolio will not invest more than 10% of its total assets at the time of purchase in the equity and fixed income securities of foreign issuers. The Portfolio may also invest in debt securities issued or guaranteed by foreign government entities, commonly known as "sovereign debt securities."

The Portfolio will normally invest a portion of its investments in short-term debt securities and cash or cash equivalents (including repurchase agreements) when the Portfolio Manager is unable to find attractive equity or long-term debt securities or when the Portfolio Manager believes it is advisable to reduce exposure to these markets temporarily. Investment in these securities may also be used to meet redemptions. Short-term investments may limit the potential for an increase in the value of your shares or for the Portfolio to achieve its investment objective.

The Portfolio may invest up to 15% of its net assets in illiquid securities. These securities, which cannot easily be resold, may include securities for which there is no readily available market. Other possibly illiquid securities in which the Portfolio may invest are securities that have contractual or legal restrictions on resale, known as "restricted securities," including Rule 144A securities that can be resold to qualified institutional buyers but not to the general public.

The Portfolio may borrow amounts up to 20% of its total assets, taken at market value, only from banks as a temporary measure for extraordinary or emergency purposes such as the settlement of a trade or the redemption of Portfolio shares.

The Portfolio may write (I.E., sell) covered call options not exceeding 10% of its total assets, taken at market value. The Portfolio may also enter into closing transactions with respect to these options. A call option is considered covered when the Portfolio, as writer of the option, owns the underlying securities.

The Portfolio may also loan up to 33 1/3% of its total assets.

PRINCIPAL RISKS


The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:


                           BORROWING AND LEVERAGE RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                     RESTRICTED AND ILLIQUID SECURITIES RISK
                               SOVEREIGN DEBT RISK
                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                     [CHART]


           ING MERCURY FOCUS VALUE PORTFOLIO -- ANNUAL TOTAL RETURN *


2003       __%


The table below provides some indication of the risks of investing the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Portfolio Manager has determined that both indices will be used for comparative purposes.


                          AVERAGE ANNUAL TOTAL RETURN*


                                                   09/09/02
                                       1 YEAR     INCEPTION
Class A Returns                         ____%      ____%
S&P 500 Index                           ____%      ____%



BEST QUARTER

Quarter Ended
_____   _____%

WORST QUARTER

Quarter Ended
_____   _____%



* The performance information presented above is as of December 31 for each year.


MORE ON THE PORTFOLIO MANAGER

Fund Asset Management L.P. ("FAM") serves as the portfolio manager to the Portfolio. FAM does business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Mercury Advisors."


FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. FAM and its affiliates had approximately $500 billion in investment company and other portfolio assets under management as of December 31, 2003.


The following persons at FAM are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Robert J. Martorelli     Senior Portfolio Manager

                         Mr. Martorelli joined Mercury Advisors in 1985 as a Fund Analyst and has served as a portfolio manager since 1986.

Kevin Rendino            Senior Portfolio Manager

                         Mr. Rendino joined Mercury Advisors in 1990 as a Research

                         Associate and was subsequently named Senior Analyst before becoming a
                         Portfolio Manager.

ING MERCURY FUNDAMENTAL GROWTH PORTFOLIO


PORTFOLIO MANAGER

Mercury Advisors

INVESTMENT OBJECTIVE

Long-term growth of capital

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests in a diversified portfolio consisting primarily of common stocks. The Portfolio will generally invest at least 65% of its total assets in the following equity securities: common stock, convertible preferred stock, securities convertible into common stock and rights and warrants to subscribe to common stock.

In selecting securities, the Portfolio Manager emphasizes common stocks of companies that have above-average rates of earnings growth. The Portfolio Manager believes that the common stocks of companies with above-average rates of earnings growth frequently have the prospect of having above-average increases in price. On the other hand, such companies tend to have higher stock market valuations. As a result, their shares may be more vulnerable to price declines from unexpected adverse developments. The common stocks of these companies also tend to have higher prices relative to stocks of companies that do not have above-average rates of earnings growth.

Some, but not all, of the factors that may cause a company to have an above-average rate of earnings growth include: above-average growth rates in sales, improvement in its profit margin, providing proprietary or niche products or services, leading market share and strong industry growth.

The Portfolio may invest in companies of any size, but emphasizes common stocks of companies having a medium to large stock market capitalization (currently approximately $2 billion or more).

The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies. Securities of foreign companies may be in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities representing interests in securities of foreign companies. The Portfolio's restriction limiting investments in foreign securities to 10% of total assets does not include ADRs. The Portfolio may also engage in derivatives for hedging purposes and lend portfolio securities.

The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or government and money market securities when the Portfolio Manager is unable to find enough attractive equity investments and to reduce exposure to equities when the Portfolio Manager believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK
                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.


                                     [CHART]


        ING MERCURY FUNDAMENTAL GROWTH PORTFOLIO -- ANNUAL TOTAL RETURN *


2003       __%


The table below provides some indication of the risks of investing the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S.

stocks. The Portfolio Manager has determined that both indices will be used for comparative purposes.

                          AVERAGE ANNUAL TOTAL RETURN*



                                       1 YEAR     09/09/02
Class A Returns                         ____%       ____%
S&P 500 Index                           ____%       ____%



BEST QUARTER

Quarter Ended
_____   _____%

WORST QUARTER

Quarter Ended
_____   _____%



* The performance information presented above is as of December 31 for each year.


MORE ON THE PORTFOLIO MANAGER


Fund Asset Management L.P. ("FAM") serves as the Portfolio Manager to the Portfolio. FAM does business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Mercury Advisors."

FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. FAM and its affiliates had approximately $500 billion in investment company and other portfolio assets under management as of December 31, 2003.


The following persons at FAM are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Lawrence R. Fuller       Managing Director and Senior Portfolio Manager of Mercury Advisors since
                         1997. From 1992-1997, Mr. Fuller served as a Vice President of Mercury
                         Advisors.

Thomas Burke, CFA        Director and Associate Portfolio Manager of Mercury Advisors since 1993.

ING SALOMON BROTHERS ALL CAP PORTFOLIO


PORTFOLIO MANAGER

Salomon Brothers Asset Management Inc. ("SaBAM")

INVESTMENT OBJECTIVE

Capital appreciation through investment in securities which the Portfolio Manager believes have above-average capital appreciation potential.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the Portfolio Manager believes are undervalued in the marketplace. While the Portfolio Manager selects investments primarily for their capital appreciation potential, consideration may also be given to a company's dividend record and the potential for an improved dividend return. The Portfolio generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the Portfolio Manager believes smaller companies offer more attractive value opportunities. The Portfolio may invest in non-dividend paying common stocks. The Portfolio may also invest in foreign securities.


The Portfolio Manager employs a two-step stock selection process in its search for undervalued stocks of temporarily out of favor companies. First, the Portfolio Manager uses proprietary models and fundamental research to try to identify stocks that are underpriced in the market relative to their fundamental value. Next, the Portfolio Manager looks for a positive catalyst in the company's near term outlook which the Portfolio Manager believes will accelerate earnings or improve the value of the company's assets. The Portfolio Manager also emphasizes companies in those sectors of the economy, which it believes are undervalued relative to other sectors.

When evaluating an individual stock, the Portfolio Manager looks for:


   -  Low market valuations measured by its valuation models; and


   -  Positive changes in earnings prospects because of factors such as:

          *  New, improved or unique products and services;

          *  New or rapidly expanding markets for the company's products;

          *  New management;

          * Changes in the economic, financial, regulatory or political environment particularly affecting the company;

          *  Effective research, product development and marketing; and

          *  A business strategy not yet recognized by the marketplace.

The Portfolio may also invest a portion of its assets in debt securities and cash equivalents. The Portfolio may borrow up to 15% of its total assets and may lend portfolio securities to generate income. The Portfolio may also invest in derivatives to seek income or gain or for hedging purposes.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of poor earnings or losses by an issuer.

When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which may affect the Portfolio's performance.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK

                                DERIVATIVES RISK

                              DIVERSIFICATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK
                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                     [CHART]


         ING SALOMON BROTHERS ALL CAP PORTFOLIO -- ANNUAL TOTAL RETURN *


2001      1.76
2002    -25.68
2003        __%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell 3000(R) Index. The Russell 3000(R) Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


                          AVERAGE ANNUAL TOTAL RETURN*


                                       1 YEAR     INCEPTION
Class A Return                            %           %
Class S Return                            %           %
Russell 3000 Index                        %(1)        %(1)


                                  BEST QUARTER


Quarter Ended
_____   _____%

                                  WORST QUARTER

Quarter Ended
_____   _____%



* The performance information presented above is as of December 31 for each year. The bar chart figures shown for 2003 provide performance for Class A shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations February 1, 2000, revised to reflect the higher expenses of Class A shares. The performance table above reflects the returns for both Class S and Class A shares; the Class S returns are also revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

(1)  Index return is for the period beginning September 1, 2002.


MORE ON THE PORTFOLIO MANAGER


SaBAM is a full-service, global investment management organization and is wholly-owned by Salomon Smith Barney Holdings Inc., which is a subsidiary of Citigroup Inc. SaBAM was registered as a U.S. investment adviser in 1989. As of December 31, 2003, SaBAM managed approximately $___ billion in assets, including a wide spectrum of equity and fixed income products for both institutional and private investors, including corporations, pension funds, public funds, central banks, insurance companies, supranational organizations, endowments and foundations. The headquarters of SaBAM is located at 399 Park Avenue, New York, New York 10022. Additionally, the firm maintains investment management offices in Frankfurt, London, Hong Kong and Tokyo.


The following persons at SaBAM are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
John G. Goode            Managing Director, SaBAM

                         Mr. Goode has been employed by Citigroup Inc. or its predecessor firms since 1969.

Peter J. Hable           Managing Director, SaBAM

                         Mr. Hable has been employed by Citigroup Inc. and its predecessor firms since 1983.

ING SALOMON BROTHERS INVESTORS PORTFOLIO


PORTFOLIO MANAGER

Salomon Brothers Asset Management Inc. ("SaBAM")

INVESTMENT OBJECTIVE

Long-term growth of capital. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests primarily in equity securities of U.S. companies. The Portfolio may also invest in other equity securities. To a lesser degree, the Portfolio invests in income producing securities such as debt securities, and may also invest in securities of foreign issuers.


The Portfolio Manager emphasizes individual security selection while spreading the Portfolio's investments across industries, which may help to reduce risk. The Portfolio Manager focuses on established large capitalization companies, defined by the Portfolio Manager as companies with over $5 billion in market capitalization, seeking to identify those companies with solid growth potential at reasonable values. The Portfolio Manager employs fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position.


The Portfolio Manager looks for companies that are undervalued or expected to grow, and focuses on companies that meet one or more of the following criteria:

- Share prices that appear to be temporarily oversold or do not reflect positive company developments;
- Share prices that appear to undervalue the company's assets, particularly on a sum-of-the-parts basis;
- Special situations including corporate events, changes in management, regulatory changes or turnaround situations; and
- Company specific items such as competitive market position, competitive products and services, experience management team and stable financial condition.


Investment ideas are subjected to extensive, fundamental analysis, focusing on four key criteria:


   -  Operating characteristics;
   -  Quality of management;
   -  Financial character; and
   -  Valuation.


Only companies that pass the Portfolio Manager's strict in-depth research and debate are eligible for purchase. The Portfolio Manager's bottom-up approach focuses on creating an information advantage through a thorough understanding of company fundamentals. From time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.

The Portfolio may invest a portion of its assets in debts securities, including high-yield debt securities, and in cash equivalents. The Portfolio may borrow up to 5% of its total assets and lend up to 33 1/3% of its total assets.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                   CREDIT RISK

                              DEBT SECURITIES RISK
                              GROWTH INVESTING RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                   SECTOR RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio Manager may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.




                                     [CHART]

         ING SALOMON BROTHERS INVESTORS PORTFOLIO - ANNUAL TOTAL RETURN*

2001     -4.41
2002    -23.10
2003        __%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500/Barra Value Index ("S&P 500/Barra Value Index") and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500/Barra Value Index is an unmanaged index designed to track a value investing style consisting of those S&P 500 Index companies that have higher Book-to-Price risk index factor exposures and, as a consequence, higher Book-to-Price ratios. This index tends to be more heavily weighted in the energy and financial sectors than the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Portfolio Manager has determined that both indices will be used for comparative purposes.

                          AVERAGE ANNUAL TOTAL RETURN*



                                       1 YEAR     INCEPTION
Class A Return                          ____%        ____%
Class S Return                          ____%        ____%
S&P 500/Barra Value Index               ____%        ____%
S&P 500 Index                           ____%        ____%



BEST QUARTER

Quarter Ended
_____   _____%

WORST QUARTER

Quarter Ended
_____   _____%



* The performance information presented above is as of December 31 for each year. The bar chart figures shown for 2003 provide performance for Class A shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations February 1, 2000, revised to reflect the higher expenses of Class A shares. The performance table above reflects the returns for both Class S and Class A shares; the Class S returns are also revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.


MORE ON THE PORTFOLIO  MANAGER


SaBAM is a full-service, global investment management organization and is wholly owned by Salomon Smith Barney Holdings Inc., which is a subsidiary of Citigroup Inc. SaBAM has been registered as a U.S. investment advisor since 1989. As of December 31, 2003, SaBAM managed approximately $___ billion in assets, including a wide spectrum of equity and fixed income products for both institutional and private investors, including corporations, pension funds, public funds, central banks, insurance companies, supranational organizations, endowments and foundations. The headquarters of SaBAM is located at 399 Park Avenue, New York, New York 10022. Additionally, the firm maintains investment management offices in Frankfurt, London, Hong Kong and Tokyo.


The following persons at SaBAM are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
John Cunningham          Senior Portfolio Manager and Managing Director

                         Mr. Cunningham joined SaBAM in 1995 and has 15 years experience in the industry. Prior to becoming a Portfolio Manager, Mr. Cunningham was an investment banker in the Global Power Group at Salomon Brothers Inc. Mr.
                         Cunningham has served in various investment management positions during his tenure at SaBAM.

Mark McAllister          Director and Equity Analyst with SaBAM

                         Executive Vice President and Portfolio Manager at JLW Capital Management
                         Inc. from March 1998 to May 1999. Prior to March 1998, Mr. McAllister was a
                         Vice President and Equity Analyst at Cohen & Steers Capital Management.

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO


PORTFOLIO MANAGER

T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk

PRINCIPAL INVESTMENT STRATEGY

The Portfolio pursues an active asset allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and money market instruments. The Portfolio invests primarily in the common stocks of established companies the Portfolio Manager believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures, and options, in pursuit of its asset allocation strategy. The Portfolio may invest up to 25% of its assets in foreign equity securities.

The Portfolio's common stocks generally fall into one of two categories:


   - the larger category is composed of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets, earnings, or other factors; and


   - the smaller category is composed of opportunistic investments whose prices are expected by the Portfolio Manager to rise in the short term but not necessarily over the long term.

Since the Portfolio Manager attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Portfolio Manager may establish relatively large positions in companies it finds particularly attractive.

The Portfolio may invest up to 25% of its net assets in foreign equity securities. The Portfolio's approach differs from that of many other stock funds. The Portfolio Manager works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Portfolio Manager searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the Portfolio Manager's ability to find companies that meet valuation criteria rather than its market outlook.


Futures and options may be bought or sold for any number of reasons, including: to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; as a cash management tool; in an effort to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies. Investments in futures and options are subject to additional volatility and potential losses.


In pursuing its investment objective, the Portfolio Manager has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio Manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

DEBT SECURITIES. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's overall investment portfolio. These securities may be purchased to gain additional exposure to a company for their income or other features. The Portfolio may purchase debt securities of any maturity and credit quality. The Portfolio Manager may invest up to 15% of the Portfolio's assets in debt securities that are rated below investment-grade or, if not rated, of equivalent quality and restricted securities. There is no limit on the Portfolio's investments in convertible securities. For a description of bond ratings, please refer to the Statement of Additional Information.

MONEY MARKET INSTRUMENTS. If there are remaining assets available for investment, the Portfolio Manager may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year:


   (1) shares of the T. Rowe Price Reserve Investment Funds, Inc. and Government Reserve Investment Funds, internally managed money market funds of T. Rowe Price;

   (2) U.S. government obligations;

   (3) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation;

   (4) commercial paper rated at the date of purchase in the two highest rating categories by at least one rating agency; and

   (5) repurchase agreements.


The Portfolio may lend its securities and may also borrow securities.

When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                                 ALLOCATION RISK
                                   CREDIT RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.




                                     [CHART]


  ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO -- ANNUAL TOTAL RETURN* (1)


1994    -7.41
1995    20.62
1996    16.19
1997    15.10
1998     5.73
1999     6.76
2000    21.79
2001     9.76
2002     0.33
2003       __%




The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index ("S&P 500 Index") and the Lehman Brothers Government/Corporate Bond Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Lehman Brothers Government/Corporate Bond Index is a broad market weighted index which encompasses U.S. Treasury and Agency securities, corporate investment grade bonds and mortgage-backed securities.

                        AVERAGE ANNUAL TOTAL RETURN* (1)


                             1 YEAR    5 YEAR    10 YEAR
Class A Shares                  %         %         %
Class S Shares                  %         %         %
S&P 500 Index                   %         %         %
Lehman Brothers
  Government/Corporate
 Bond Index                     %         %         %
  60% S&P 500/40%
  Lehman Index                  %         %         %


                                  BEST QUARTER


Quarter Ended
_____   _____%

                                  WORST QUARTER

Quarter Ended
_____   _____%



* The performance information presented above is as of December 31 for each year. The bar chart figures shown for 2003 provide performance for Class A shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations January 24, 1989, revised to reflect the higher expenses of Class A shares. The performance table above reflects the returns for both Class S and Class A shares; the Class S returns are also revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

(1) T. Rowe Price has managed the Portfolio since January 1, 1995. Performance prior to January 1, 1995 is attributable to a different portfolio manager.


MORE ON THE PORTFOLIO MANAGER


T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. As of December 31, 2003, the firm and its affiliates managed over $190 billion in assets. The address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202.


The Portfolio is managed by an Investment Advisory Committee. Stephen W. Boesel, Committee Chair, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Portfolio's investment program. Mr. Boesel has been Chairman of the Committee since August 1, 2001. He has been managing investments since joining T. Rowe Price in 1973.

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO


PORTFOLIO MANAGER

T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Substantial dividend income as well as long-term growth of capital

PRINCIPAL INVESTMENT  STRATEGY

The Portfolio normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

The Portfolio Manager typically employs a "value" approach in selecting investments. The Portfolio Manager's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Portfolio Manager generally looks for companies with the following:


   -  an established operating history;
   - above-average dividend yield relative to the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index");
   -  low price/earnings ratio relative to the S&P 500 Index;
   -  a sound balance sheet and other positive financial characteristics; and
   - low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.



While most of the Portfolio's assets will be invested in U.S. common stocks, it may also invest in other securities, including convertible securities, warrants, preferred stocks, foreign securities, debt securities, including high-yield debt securities and futures and options in keeping with its objectives. In pursuing its investment objective, the Portfolio Manager has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio Manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Funds Inc. and Government Reserve Investment Funds, Inc., internally managed money market funds of T. Rowe Price.


The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other circumstance that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK

The Portfolio's emphasis on stocks of established companies paying high dividends and its potential investments in fixed income securities may limit its potential for appreciation in a broad market advance. Such securities may also be hurt when interest rates rise sharply. Also, a company in which the Portfolio invests may reduce or eliminate its dividend.


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                     [CHART]


       ING T. ROWE PRICE EQUITY INCOME PORTFOLIO - ANNUAL TOTAL RETURN*(1)


1994     -1.33
1995     18.75
1996      8.61
1997     17.26
1998      8.10
1999     -0.87
2000     12.76
2001      1.21
2002    -13.32
2003        __%




The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks.

                        AVERAGE ANNUAL TOTAL RETURN* (1)


                             1 YEAR    5 YEAR    10 YEAR
Class A Returns                 %         %         %
Class S Returns                 %         %         %
S&P 500 Index                   %         %         %


                                  BEST QUARTER


Quarter Ended
_____   _____%

                                  WORST QUARTER

Quarter Ended
_____   _____%



* The performance information presented above is as of December 31 for each year. The bar chart figures shown for 2003 provide performance for Class A shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations January 24, 1989, revised to reflect the higher expenses of Class A shares. The performance table above reflects the returns for both Class S and Class A shares; the Class S returns are also revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.


(1) T. Rowe Price has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to different portfolio managers.

MORE ON THE PORTFOLIO MANAGER


T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. As of December 31, 2003, the firm and its affiliates managed over $ 190 billion in assets. The address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202.


The Portfolio is managed by an Investment Advisory Committee. Brian Rogers, as Committee Chair, has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Rogers has been Chairman of the Committee since March 1999. He joined T. Rowe Price in 1982.

ING UBS U.S. BALANCED PORTFOLIO


PORTFOLIO MANAGER

UBS Global Asset Management (Americas) Inc. ("UBS")

INVESTMENT OBJECTIVE

Maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio Manager allocates the Portfolio's assets among the following classes, or types of investments: stocks, bonds, and short-term money market debt obligations. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments that are not in the bond class.


The Portfolio Manager uses its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The Portfolio Manager may invest the Portfolio's assets in these classes by investing in other funds. Within the equity portion of the Portfolio, the Portfolio Manager selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the Portfolio Manager's assessment of what a security is worth. The Portfolio Manager bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Portfolio Manager then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

In selecting fixed income securities, the Portfolio Manager uses an internally developed valuation model that quantifies return expectations for all major domestic bond markets. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Portfolio Manager considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will have an initial maturity of more than one year, and will generally be of investment-grade quality and possess a minimum rating of BBB by S&P or Baa by Moody's or, if unrated, determined to be of comparable quality by the Portfolio Manager.

The Portfolio Manager's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings. The Portfolio Manager manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risk.

The Portfolio Manager may, but is not required to, use various techniques, such as buying and selling futures contracts, swaps and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices, interest rates, or other factors that affect security values. If the Portfolio Manager's strategies do not work as intended, the Portfolio may not achieve its objective.


PORTFOLIO TURNOVER. The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                 ALLOCATION RISK
                                    CALL RISK
                                   CREDIT RISK

                                DERIVATIVES RISK

                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK

In response to market, economic, political or other conditions, the Portfolio Manager may temporarily use a different investment strategy for defensive purposes. If the Portfolio Manager does so, different factors could affect the Portfolio's performance and the Portfolio may not achieve its investment objective.


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risk of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.

                                     [CHART]


           ING UBS U.S. BALANCED PORTFOLIO -- ANNUAL TOTAL RETURN*(1)


2001     -6.66
2002    -14.90
2003        __%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Wilshire 5000 Index and the Lehman U.S. Aggregate Bond Index. The Wilshire 5000 Index is an unmanaged index comprised of all U.S. headquartered equity securities with readily available price data. Over 7,000 capitalization weighted security returns are used to adjust the index. The Lehman U.S. Aggregate Bond Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year.

                         AVERAGE ANNUAL TOTAL RETURN*(1)


                                                1 YEAR     INCEPTION
Class A Returns                                    %           %
Class S Returns                                    %           %
 Wilshire 5000 Index                               %           %
 Lehman U.S. Aggregate Bond Index                  %           %
 70% Wilshire 5000/30% Lehman Index                %           %


                                  BEST QUARTER


Quarter Ended
_____   %

                                  WORST QUARTER

Quarter Ended
_____   %



* The performance information presented above is as of December 31 for each year. Class A shares commenced operations on May 1, 2003 and therefore do not have a full calendar year of performance. The bar chart above reflects the Portfolio's Class S shares, which commenced operations on October 2, 2000. The performance table above reflects returns for both Class S and Class A shares; The Class S shares returns are revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

(1) UBS has managed the Portfolio since May 1, 2003. Performance prior to this date is attributable to a different portfolio manager.


MORE ON THE PORTFOLIO MANAGER


UBS is the Portfolio Manager. UBS is a registered investment adviser located at One North Wacker Drive, Chicago, Illinois 60606. As of December 31, 2003, UBS had approximately $39.3 billion in assets under management.

UBS is an indirect wholly-owned subsidiary of UBS AG ("UBS AG"), and a member of the UBS Global Asset Management Division. UBS AG is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.

Investment decisions for the Portfolio are made by an investment management team at UBS.

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO


PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation




PRINCIPAL INVESTMENT STRATEGY


The Portfolio Manager seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of large-capitalization U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. The Portfolio invests primarily in companies with market capitalizations of $10 billion or more that the Portfolio Manager believes exhibit strong free cash flow and earnings growth. The Portfolio Manager emphasizes individual security selection. Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities (plus borrowings for investment purposes).

The Portfolio Manager focuses on companies that it believes to have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The Portfolio Manager studies company developments, including business strategy, management focus and financial results, to identify companies with earnings growth and business momentum. Valuation is viewed in the context of prospects for sustainable earnings growth and the potential for unexpected positive earnings in relation to consensus expectations. The Portfolio Manager generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.


When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance and illustrate the variability of the Portfolio's returns. The Portfolio's pas performance is not an indication of the future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.


                                     [CHART]


         ING VAN KAMPEN EQUITY GROWTH PORTFOLIO -- ANNUAL TOTAL RETURN*


2003    __%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks.

                          AVERAGE ANNUAL TOTAL RETURN*



                       1 YEAR       09/09/02
Class A Returns        ____%         ____%
S&P 500 Index          ____%         ____%



BEST QUARTER

Quarter Ended
_____   _____%

WORST QUARTER

Quarter Ended
_____   _____%



* The performance information presented above is as of December 31 for each year.


MORE ON THE PORTFOLIO MANAGER


Morgan Stanley Investment Management Inc. ("MSIM Inc."), doing business in certain instances (including in its roles as Portfolio Manager to the Portfolio) under the name "Van Kampen," is a registered investment adviser, located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2003, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $421 billion.


The Portfolio is managed by Van Kampen's Large Cap Growth team. Current members of the team include William Auslander, Managing Director, and Jeffrey Alvino, Executive Director.

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO


PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY


The Portfolio Manager seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Portfolio may invest in securities of companies of any size. The Portfolio Manager emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities of issuers from at least three different countries, which may include the United States.

The Portfolio Manager seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Portfolio Manager's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.


The Portfolio Manager relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Portfolio Manager believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Portfolio Manager generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.

The Portfolio may also invest in derivatives for hedging current and other risks for potential gains. Such derivatives may include forward contracts, futures contracts, options, swaps and structured notes. The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may fail to produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                  CURRENCY RISK

                                DERIVATIVES RISK

                              DIVERSIFICATION RISK

                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK

                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.


                                     [CHART]


        ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO -- ANNUAL TOTAL RETURN*


2003    __%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Morgan Stanley Capital International World Index (SM) ("MSCI World Index (SM)"). The MSCI World Index(SM) is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of April 2002 the MSCI World Index (SM) consisted of the following 23 developed market country indices:
Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

                          AVERAGE ANNUAL TOTAL RETURN*



                                 1 YEAR      09/09/02
Class A Returns                   ____%        ____%
MSCI World Index (SM)             ____%        ____%



BEST QUARTER

Quarter Ended
_____   _____%

WORST QUARTER

Quarter Ended
_____   _____%



* The performance information presented above is as of December 31 for each year.

MORE ON THE PORTFOLIO MANAGER

Morgan Stanley Investment Management Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Van Kampen," is a registered investment adviser, located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. MSIM Inc. has entered into a sub-portfolio management agreement with a MSIM Inc.-affiliated entity, Morgan Stanley Investment Limited ("MSIML") so that MSIM may utilize MSIML's services and delegate some of its portfolio management responsibilities to MSIML. As of December 31, 2003, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $421 billion.


The Portfolio is managed by the Global Franchise team. Hassan Elmasry, Managing Director, and Paras Dodhia, Senior Associate, are current members of the team.

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO


PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Long-term growth of capital and income

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Portfolio Manager seeks to achieve the Portfolio's investment objective by investing primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's ("S&P") or by Moody's Investors Service, Inc. ("Moody's"). A more complete description of security ratings is contained in the Statement of Additional Information.

In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth of capital and income. Although the Portfolio may invest in companies of any size, the Portfolio Manager may focus on larger capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Portfolio Manager indicate that it is desirable to do so. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                     [CHART]

      ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO -- ANNUAL TOTAL RETURN*(1)

1994      0.44
1995     30.86
1996     20.47
1997     29.63
1998     13.96
1999     15.71
2000     -2.26
2001    -12.08
2002    -14.88
2003        __%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index ("S&P 500 Index") and the Russell 1000(R) Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Russell 1000(R) Index is an unmanaged index consisting of the 1000 largest companies in the Russell 3000(R) Index.


                        AVERAGE ANNUAL TOTAL RETURN* (1)


                                    1 YEAR     5 YEAR    INCEPTION
Class A Returns                        %          %          %
Class S Returns                        %          %          %
S&P 500 Index                          %          %          %(2)
Russell 1000(R) Index                  %          %          %(2)


                                  BEST QUARTER


Quarter Ended
_____   %

                                  WORST QUARTER

Quarter Ended
_____   %



* The performance information presented above is as of December 31 for each year. The bar chart figures shown for 2003 provide performance for Class A shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations October 4, 1993, revised to reflect the higher expenses of Class A shares. The performance table above reflects the returns for both Class S and Class A shares; the Class S returns are also revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.


(1) Van Kampen has managed the Portfolio since January 30, 2002. Performance prior to January 30, 2002 is attributable to a different portfolio manager.

(2)  Index return is for the period beginning October 1, 1993.

MORE ON THE PORTFOLIO MANAGER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Van Kampen," is a registered investment adviser, located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2003, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $[ ] billion.

The Portfolio is managed by Van Kampen's Equity Income team. Current members of the team include James A. Gilligan, Managing Director; Thomas Bastian, Vice President; Sergio Marcheli, Vice President; James O. Roeder, Executive Director; and Vincent Vizachero, Associate.

ING VAN KAMPEN REAL ESTATE PORTFOLIO


PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Capital appreciation. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ").


The Portfolio Manager selects securities generally for long-term investment. The Portfolio invests the majority of its assets in companies in the United States real estate industry. A company is considered to be in the United States real estate industry if it meets the following tests: (1) a company is considered to be from the Unites States if its securities are traded on a recognized stock exchange in the United States, if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the United States or if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.


The Portfolio may invest more than 25% of its assets in any of the above sectors.

The Portfolio focuses on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions.

The Portfolio also may invest in:


   - equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry;
   - financial institutions which issue or service mortgages, not to exceed 25% of total assets;
   - securities of companies unrelated to the real estate industry but which have significant real estate holdings believed to be undervalued;
   - high-yield debt securities and convertible bonds, not to exceed 20% of total assets;
   -  mortgage- and asset-backed securities; and
   -  covered options on securities and stock indexes.


The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                DERIVATIVES RISK

                              DIVERSIFICATION RISK
                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                    REIT RISK
                                   SECTOR RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.




                                     [CHART]


        ING VAN KAMPEN REAL ESTATE PORTFOLIO -- ANNUAL TOTAL RETURN* (1)



1994      6.18
1995     16.42
1996     35.10
1997     22.61
1998    -13.58
1999     -3.95
2000     30.79
2001      7.98
2002      0.05
2003        __%





The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Wilshire Real Estate Securities Index. The Wilshire Real Estate Securities Index consists of real estate investment trusts (REITs) and real estate operating companies (REOCs).

                        AVERAGE ANNUAL TOTAL RETURN* (1)


                         1 YEAR    5 YEAR    10 YEAR
Class A Returns             %         %         %
Class S Returns             %         %         %
Wilshire Real Estate
  Securities Index          %         %         %


                                  BEST QUARTER


Quarter Ended
_____   %

                                  WORST QUARTER

Quarter Ended
_____   %



* The performance information presented above is as of December 31 for each year. The bar chart figures shown for 2003 provide performance for Class A shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations January 24, 1989, revised to reflect the higher expenses of Class A shares. The performance table above reflects the returns for both Class S and Class A shares; the Class S returns are also revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.


(1) On December 17, 2001, Van Kampen became the Portfolio Manager of the Portfolio. Performance prior to December 17, 2001 is attributable to different portfolio managers.


MORE ON THE PORTFOLIO MANAGER

Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Van Kampen," is a registered investment adviser, located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2003, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $421 billion.


The Portfolio is managed by Van Kampen's Real Estate team. Current members of the team include Theodore R. Bigman, Managing Director, and Douglas A. Funke, Managing Director.

                           PORTFOLIO FEES AND EXPENSES


The table that follows shows the estimated operating expenses paid each year by a Portfolio. These expenses are based on the expenses paid by the Portfolios in the year 2003 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) Not Applicable.


                                 CLASS A SHARES
                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                                                                                                          TOTAL
                                      DISTRIBUTION                                    TOTAL          FEE WAIVER/           NET
                         MANAGEMENT     (12b-1)     SHAREHOLDER        OTHER        OPERATING          EXPENSE          OPERATING
                            FEE         FEE (2)     SERVICES FEE    EXPENSES(3)      EXPENSES       REIMBURSEMENT       EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
ING AIM Mid Cap
Growth Portfolio            ____%         0.25%         0.25%           ____%          ____%             0.10%            ____%(4)

ING Alliance Mid
Cap Growth Portfolio        ____%         0.25%         0.25%           ____%          ____%             0.10%            ____%(4)

ING Capital
Guardian Large Cap
Value Portfolio             ____%         0.25%         0.25%           ____%          ____%             0.10%            ____%(4)

ING Capital
Guardian Managed
Global Portfolio            ____%         0.25%         0.25%           ____%          ____%             0.10%            ____% (4)

ING Capital
Guardian Small Cap
Portfolio                   ____%         0.25%         0.25%           ____%          ____%             0.10%            ____% (4)

ING Developing
World Portfolio             ____%         0.25%         0.25%           ____%          ____%             0.10%            ____%

ING FMR(SM)
Diversified Mid Cap
Portfolio                   ____%         0.25%         0.25%           ____%          ____%             0.10%            ____%

ING Goldman Sachs
Internet
Tollkeeper(SM)
Portfolio                   ____%         0.25%         0.25%           ____%          ____%             0.10%            ____%

ING Hard Assets
Portfolio                   ____%         0.25%         0.25%           ____%          ____%             0.10%            ____%

ING Jennison Equity
Opportunities
Portfolio                   ____%         0.25%         0.25%           ____%          ____%             0.10%            ____%(4)

                                                                                                                          TOTAL
                                      DISTRIBUTION                                    TOTAL          FEE WAIVER/           NET
                         MANAGEMENT     (12b-1)     SHAREHOLDER        OTHER        OPERATING          EXPENSE          OPERATING
                            FEE         FEE (2)     SERVICES FEE    EXPENSES(3)      EXPENSES       REIMBURSEMENT       EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
ING Mercury Focus
Value Portfolio             ____%         0.25%         0.25%           ____%          ____%             0.10%            ____%

ING Mercury
Fundamental Growth
Portfolio                   ____%         0.25%         0.25%           ____%          ____%             0.10%            ____%

ING Salomon
Brothers All Cap
Portfolio                   ____%         0.25%         0.25%           ____%          ____%             0.10%            ____%(4)

ING Salomon
Brothers Investors
Portfolio                   ____%         0.25%         0.25%           ____%          ____%             0.10%            ____%

ING T. Rowe Price
Capital
Appreciation
Portfolio                   ____%         0.25%         0.25%           ____%          ____%             0.10%            ____%(4)

ING T. Rowe Price
Equity  Income
Portfolio                   ____%         0.25%         0.25%           ____%          ____%             0.10%            ____%(4)

ING UBS U.S.
Balanced Portfolio          ____%         0.25%         0.25%           ____%          ____%             0.10%            ____%

ING Van Kampen
Equity Growth
Portfolio                   ____%         0.25%         0.25%           ____%          ____%             0.10%            ____%

ING Van Kampen
Global Franchise
Portfolio                   ____%         0.25%         0.25%           ____%          ____%             0.10%            ____%

ING Van Kampen
Growth and Income
Portfolio                   ____%         0.25%         0.25%           ____%          ____%             0.10%            ____%(4)

ING Van Kampen Real
Estate Portfolio            ____%         0.25%         0.25%           ____%          ____%             0.10%            ____%


(1) This table shows the estimated operating expenses for Class A shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.


(2) Directed Services, Inc. ("DSI") has agreed to waive 0.10% of the distribution fee for Class A shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least December 31, 2004. There is no guarantee that this waiver will continue after this date.

(3) The Management Agreement between the Trust and DSI provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI or the Trust, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(4) A portion of the brokerage commissions that the ING AIM Mid Cap Growth, ING Alliance Mid Cap Growth, ING Capital Guardian Large Cap Value, ING Capital Guardian Managed Global, ING Capital Guardian Small Cap, ING Jennison Equity Opportunities, ING Salomon Brothers All Cap, ING T. Rowe Price Capital Appreciation, ING T. Rowe Price Equity Income and ING Van Kampen Growth and Income Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions, the "Total Net Operating Expenses" for each Portfolio for the year ended December 31, 2003 would have been __%, ____%, ____%, _____%, ____%,
____%, _____%, ____%, ____%, and ____%, respectively. This arrangement may be discontinued at any time.

EXAMPLE This Example is intended to help you compare the cost of investing in Class A of the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class A shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class A operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                  1 YEAR         3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------------------------------------------
ING AIM Mid Cap Growth Portfolio                                     $              $            $             $
ING Alliance Mid Cap Growth Portfolio                                $              $            $             $
ING Capital Guardian Large Cap Value Portfolio                       $              $            $             $
ING Capital Guardian Managed Global Portfolio                        $              $            $             $
ING Capital Guardian Small Cap Portfolio                             $              $            $             $
ING Developing World Portfolio                                       $              $            $             $
ING FMR(SM) Diversified Mid Cap Portfolio                            $              $            $             $
ING Goldman Sachs Internet Tollkeeper(SM) Portfolio                  $              $            $             $
ING Hard Assets Portfolio                                            $              $            $             $
ING Jennison Equity Opportunities Portfolio                          $              $            $             $
ING Mercury Focus Value Portfolio                                    $              $            $             $
ING Mercury Fundamental Growth Portfolio                             $              $            $             $
ING Salomon Brothers All Cap Portfolio                               $              $            $             $
ING Salomon Brothers Investors Portfolio                             $              $            $             $
ING T. Rowe Price Capital Appreciation Portfolio                     $              $            $             $
ING T. Rowe Price Equity Income Portfolio                            $              $            $             $
ING UBS U.S. Balanced Portfolio                                      $              $            $             $
ING Van Kampen Equity Growth Portfolio                               $              $            $             $
ING Van Kampen Global Franchise Portfolio                            $              $            $             $
ING Van Kampen Growth and Income Portfolio                           $              $            $             $
ING Van Kampen Real Estate Portfolio                                 $              $            $             $



The Example numbers reflect the contractual fee waiver for the one-year period and the contractual fee waiver for the one-year period and the first year of the three-, five- and ten- year periods.

                           SUMMARY OF PRINCIPAL RISKS

THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTIONS OF THE PORTFOLIOS AND ARE DESCRIBED IN THIS SECTION. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENT MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ACTIVE OR FREQUENT TRADING RISK. A Portfolio may engage in active and frequent trading. Frequent trading increases transaction costs, which may generate expenses and could detract from a Portfolio's performance.

ALLOCATION RISK. A Portfolio will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by a Portfolio Manager. A Portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

BORROWING AND LEVERAGE RISK. A Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. Forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

CLOSED-END INVESTMENT COMPANY RISK. When a Portfolio invests in closed-end investment companies, the Portfolio indirectly pays a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

CONVERTIBLE SECURITIES RISK. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.

DEBT SECURITIES RISK. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than market price of shorter term securities.


DERIVATIVES RISK. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect a portfolio from adverse movements in securities prices and interest rates or as an investment strategy to help attain a Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the portfolio manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (1940
Act), which means that the portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.


EMERGING MARKETS RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. The market may not favor growth-oriented stocks or may not favor equities at all.

HARD ASSET RISK. The production and marketing of hard assets (commodities) may be affected by actions and changes in governments. Securities of hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs.


HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INCOME RISK. A portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INDUSTRY CONCENTRATION RISK. When a Portfolio invests primarily in securities of companies in a particular market sector, the Portfolio may be subject to greater risks and market fluctuations than other portfolios that are more diversified by market sector.

INTEREST RATE RISK. The prices of debt securities generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

INTERNET RISK. The risk that the stock prices of Internet and Internet-related companies will experience significant price movements as a result of intense worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.


INVESTMENT BY FUND OF FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund of funds. From time to time, the Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds of funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser or Portfolio Manager will monitor transactions by the funds of funds and will attempt to minimize any adverse effects on the Portfolio and funds of funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.


IPO RISK. Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on a Portfolio during the start-up phase when the Portfolio's asset base is relatively small. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant.

LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Portfolio's assets .

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A Portfolio Manager will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective, and a Portfolio Manager could do a poor job in executing an investment strategy. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

MARKET TRENDS RISK. From time to time, the stock market may not favor the type or style of securities in which a Portfolio invests.

MATURITY RISK. Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

MORTGAGE RISK. A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter
(OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

To the extent that a Portfolio invests significantly in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more geographically diversified fund.


PRICE VOLATILITY RISK. The value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer, and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REIT RISK. Investing in Real Estate Investment Trusts or "REITs" may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

RESTRICTED AND ILLIQUID SECURITIES RISK. Certain Portfolios may invest in restricted and illiquid securities. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Portfolio Manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

SECTOR RISK. A sector is a group of selected industries, such as technology. A portfolio may, at times, invest significant assets in securities of issuers in one or more market sectors, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a Portfolio than it would on a Portfolio that has securities representing a broader range of investments.

SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio.

SHORT SALES RISK. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Portfolio Manager believes that the price of a security may decline, causing the value of a security owned by the portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.

SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly.

SOVEREIGN DEBT RISK. A Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

SPECIAL SITUATIONS RISK. A " special situation" arises when, in a Portfolio Manager's opinion, securities of a particular company will appreciate in value due to a specific development with respect to that issuer. Investments in special situation companies may not appreciate if an anticipated development does not occur or does not produce the anticipated result.

UNDERVALUED SECURITIES RISK. Prices of securities react to the economic condition of the company that issued the security. A Portfolio's equity investments in an issuer may rise or fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. A Portfolio Manager invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

VALUE INVESTING RISK. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented stocks and may not favor equities at all.

                                MORE INFORMATION

PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Portfolio in this Prospectus, unless specifically noted under the Portfolio's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategy, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or Statement of Additional Information. This means they may not be modified or changed without a vote of the shareholders.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO

The Statement of Additional Information is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066 or downloading it from the Securities and Exchange Commission's website: http://www.sec.gov.

NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

A Portfolio Manager may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Portfolio Manager believes that adverse market, economic, political, or other conditions may affect a Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash items, debt securities that are high quality or higher than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a Portfolio may engage, unless specifically noted under a Portfolio's principal investment strategy, are identified and discussed, together with their risks, in the Statement of Additional Information.

INDEPENDENT AUDITORS


KPMG LLP, located at 99 High Street, Boston, MA 02110.


ADMINISTRATIVE SERVICES


In addition to advisory services, DSI provides administrative and other services necessary for the ordinary operation of the Portfolios. DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. DSI also ensures that the Portfolios operate in compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a Portfolio, interest on borrowing, fees and expenses of the independent trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Portfolio Managers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio, including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.


DSI has entered into a Sub-Administration Agreement with ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSI, under which ING Funds Services will provide the Portfolios with certain administrative services. The administrative services performed by ING Funds Services on behalf of DSI include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the Portfolios operate in compliance with applicable legal requirements and monitoring the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

PORTFOLIO DISTRIBUTION


DSI is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.


DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


CLASSES OF SHARES

The Portfolios' shares are classified into Adviser Class (Class A), Institutional Class (Class I), Service Class (Class S), and Retirement Class (Class R) shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class A shares are offered by this Prospectus.

RULE 12b-1 DISTRIBUTION FEES The Trust has adopted a Rule 12b-1 Distribution Plan (the "12b-1 Plan") for the Class A shares of each Portfolio of the Trust. The 12b-1 Plan allows the Trust to make payments quarterly at an annual rate of up to 0.25% to DSI, as the Distributor, to pay or reimburse certain distribution-related expenses. DSI has agreed to waive 0.10% of the distribution fee for Class A shares. The expense waiver will continue through at least December 31, 2004, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.15% (not to exceed 0.25% under the current 12b-1
Plan) in the future. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Distribution related expenses that may be paid under the 12b-1 plan include, but are not limited to, the costs of the following:


(a) printing and mailing Trust prospectuses, statements of additional information, any supplements thereto and reports for prospective variable contract owners or other investors;

(b) expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Trust and materials intended for use within a sponsoring insurance company, or for broker-dealer only use or retail use;

(c)  holding seminars and sales meetings designed to promote Trust shares;

(d) obtaining information and providing explanations to variable contract owners or other investors regarding a Portfolio's investment objectives and policies and other information about the Trust and the Portfolios including the performance of the Portfolio's Class A Shares;

(e)  training sales personnel regarding the Trust

(f) compensating sales personnel in connection with the allocation of cash values and premiums under the Variable Contracts to the Trust; and

(g) financing any other activity that the Trust's Board of Trustees determines is primarily intended to result in the sale of the Portfolios' Class A Shares.




SERVICE FEES

The Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Class A shares of each portfolio of the Trust. The Agreement allows DSI, the Distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class A shares and their beneficial shareholders, including variable contract owners with interests in the Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the Portfolios and delivering Portfolio documents. Under the Agreement, each Portfolio makes payments to DSI at an annual rate of up to 0.25% of the portfolio's average daily net assets attributable to its Class A shares.


Effective August 1, 2002, in connection with the implementation of the Multiple Class Plan, the management fee for those Portfolios that commenced operations prior to May 1, 2002 was reduced by 0.25%, the same amount as the new service fee.

INTERESTS OF HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS

Each Portfolio is available to serve as an investment option offered through variable annuity contracts and variable life contracts available to Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. The Portfolios currently do not foresee any disadvantages to investors if the Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of variable annuity contracts, variable life insurance policies, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts form the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

                         OVERALL MANAGEMENT OF THE TRUST

THE ADVISER


Directed Services, Inc. ("DSI"), a New York corporation, is the adviser to the Trust. As of December 31, 2003, DSI managed approximately $13 billion in registered investment company assets. DSI is registered with the U.S. Securities and Exchange Commission ("SEC") as an investment adviser and a broker-dealer.

DSI, subject to the supervision of the Board of Trustees of the Trust (the "Board"), acts as a "manager-of-managers" for the Trust. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, DSI delegates to each Portfolio Manager the responsibility for investment management, subject to DSI's oversight. DSI monitors the investment activities of the Portfolio Managers. From time to time, DSI also recommends the appointment of additional or replacement Portfolio Managers to the Board of the Trust. On May 24, 2002, the Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board to replace existing Portfolio Managers with a non-affiliated Portfolio Manager for the Portfolios, as well as change the terms of a contract with a non-affiliated Portfolio Manager without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a Portfolio Manager of a Portfolio. In this event, the name of the Portfolio and its investment strategies may also change.


DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios.


MANAGEMENT FEE

The Trust pays DSI a management fee, payable monthly, based on the average daily net assets of a Portfolio (or the combined net assets of two or more Portfolios).

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:



                                                         FEE PAID TO ADVISER DURING 2003
PORTFOLIO                                           (AS A PERCENTAGE OF AVERAGE NET ASSETS)+
--------------------------------------------------------------------------------------------
ING AIM Mid Cap Growth Portfolio                                           %
ING Alliance Mid Cap Growth Portfolio                                      %
ING Capital Guardian Large Cap Value Portfolio                             %
ING Capital Guardian Managed Global Portfolio                              %
ING Capital Guardian Small Cap Portfolio                                   %
ING Developing World Portfolio                                             %
ING FMR(SM) Diversified Mid Cap Portfolio                                  %
ING Goldman Sachs Internet Tollkeeper(SM) Portfolio                        %
ING Hard Assets Portfolio                                                  %
ING Jennison Equity Opportunities Portfolio                                %
ING Mercury Focus Value Portfolio **                                       %
ING Mercury Fundamental Growth Portfolio **                                %
ING Salomon Brothers All Cap Portfolio                                     %
ING Salomon Brothers Investors Portfolio                                   %
ING T. Rowe Price Capital Appreciation Portfolio                           %
ING T. Rowe Price Equity Income Portfolio                                  %
ING UBS U.S. Balanced Portfolio                                            %
ING Van Kampen Equity Growth Portfolio **                                  %
ING Van Kampen Global Franchise Portfolio **                               %
ING Van Kampen Growth and Income Portfolio                                 %
ING Van Kampen Real Estate Portfolio                                       %



+ DSI pays each Portfolio Manager a portfolio management fee for its services on a monthly basis.

* DSI voluntarily waived ____% of the management fee for assets of Van Kampen Growth and Income Portfolio in excess of $____ million through December 31, 2003.


                                   SHARE PRICE

The net asset value (NAV) per share for each class of each Portfolio is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Portfolios do not price shares, the NAV of a Portfolio that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less at the time of purchase are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.


                             TAXES AND DISTRIBUTIONS


The Portfolios distribute their net investment income, if any, on their outstanding shares annually. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by any Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio will reduce the per share net asset value by the per share amount paid.

The Portfolios intend to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

                              FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand each of the Portfolio's financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the year ended December 31, 2003, the information has been audited by KPMG LLP, independent auditors, whose report, along with a Portfolio's financial statements, are included in the annual report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by other independent auditors.


Because the Class A shares of the UBS U.S. Balanced Portfolio had not commenced operations as of the date of this Prospectus, audited financial highlights are not available.

ING AIM MID CAP GROWTH PORTFOLIO


                                                             PERIOD        PERIOD
                                                             ENDED         ENDED
----------------------------------------------------------------------------------
                                                           12/31/03*#     12/31/02
----------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           -----------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment loss                                          (____)
Net realized and unrealized loss on investments              (____)
                                                           -----------------------
Total from investment operations                             (____)
                                                           -----------------------
Net asset value, end of year                                $_____
==================================================================================
Total return                                                 (____)%++
==================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $_____
Ratio of operating expenses to average net assets:
    Before directed brokerage reimbursement                  _____%+
    After directed brokerage reimbursement                   _____%+
Ratio of net investment loss to average net assets:
    Before directed brokerage reimbursement                  (____)%+
    After directed brokerage reimbursement                   (____)%+
Portfolio turnover rate                                      _____%
----------------------------------------------------------------------------------


     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING ALLIANCE MID CAP GROWTH PORTFOLIO


                                                             PERIOD        PERIOD
                                                             ENDED         ENDED
----------------------------------------------------------------------------------
                                                           12/31/03*#     12/31/02
----------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           -----------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss                                          (____)
Net realized and unrealized gain on investments
                                                           -----------------------
Total from investment operations
                                                           -----------------------
Net asset value, end of year                                 $
==================================================================================
Total return                                                      %++
==================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                           $
Ratio of operating expenses to average net assets:
    Before directed brokerage reimbursement                  _____%+
    After directed brokerage reimbursement                   _____%+
Ratio of net investment loss to average net assets:
    Before directed brokerage reimbursement                  (____)%+
    After directed brokerage reimbursement                   (____)%+
Portfolio turnover rate                                      _____%
----------------------------------------------------------------------------------


     *   Commenced operations on September 9, 2002.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING CAPITAL GUARDIAN LARGE CAP VALUE PORTFOLIO


                                                             PERIOD        PERIOD
                                                             ENDED         ENDED
----------------------------------------------------------------------------------
                                                           12/31/03*#     12/31/02
----------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           -----------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
Net realized and unrealized gain on investments
    and foreign currencies
                                                           -----------------------
Total from investment operations
                                                           -----------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (____)

Net asset value, end of year                                $
==================================================================================
Total return                                                 _____%++
==================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $_____
Ratio of operating expenses to average net assets:
    Before directed brokerage reimbursement                  _____%+
    After directed brokerage reimbursement                   _____%+
Ratio of net investment income to average net assets:
    Before directed brokerage reimbursement                  _____%+
    After directed brokerage reimbursement                   _____%+
  Portfolio turnover rate                                    _____%
----------------------------------------------------------------------------------


     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO


                                                             PERIOD        PERIOD
                                                             ENDED         ENDED
----------------------------------------------------------------------------------
                                                           12/31/03*#     12/31/02
----------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           -----------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss                                          (0.00)(1)
Net realized and unrealized gain on investments
    and foreign currencies
                                                           -----------------------
Total from investment operations
                                                           -----------------------
Net asset value, end of year                                $
==================================================================================
Total return                                                      %++
==================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $
Ratio of operating expenses to average net assets:
    Before directed brokerage reimbursement                  _____%+
    After directed brokerage reimbursement                   _____%+
Ratio of net investment loss to average net assets:
    Before directed brokerage reimbursement                  _____%+
    After directed brokerage reimbursement                   _____%+
Portfolio turnover rate                                      _____%
----------------------------------------------------------------------------------


     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
     (1)  Amount is less than 0.01.

ING CAPITAL GUARDIAN SMALL CAP PORTFOLIO


                                                             PERIOD        PERIOD
                                                             ENDED         ENDED
----------------------------------------------------------------------------------
                                                           12/31/03*#     12/31/02
----------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           -----------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income
Net realized and unrealized loss on investments              (____)
                                                           -----------------------
Total from investment operations                             (____)
                                                           -----------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (0.00)(1)
                                                           -----------------------
Net asset value, end of year                                $
==================================================================================
Total return                                                      %++
==================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $
Ratio of operating expenses to average net assets:
    Before directed brokerage reimbursement                  _____%+
    After directed brokerage reimbursement                   _____%+
Ratio of net investment income to average net assets:
    Before directed brokerage reimbursement                  _____%+
    After directed brokerage reimbursement                   _____%+
Portfolio turnover rate                                      _____%
----------------------------------------------------------------------------------


     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
     (1)  Amount is less than 0.01.

ING DEVELOPING WORLD PORTFOLIO


                                                             PERIOD        PERIOD
                                                             ENDED         ENDED
----------------------------------------------------------------------------------
                                                           12/31/03*#     12/31/02
----------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           -----------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment loss                                          (____)
Net realized and unrealized loss on investments
    and foreign currencies                                   (____)
                                                           -----------------------
Total from investment operations                             (____)
                                                           -----------------------
Net asset value, end of year                                $
==================================================================================
Total return                                                 (___)%++
==================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $
Ratio of operating expenses to average net assets            _____%+
Ratio of net investment loss to average net assets           _____%+
Portfolio turnover rate                                      _____%
----------------------------------------------------------------------------------


     *   Commenced operations on September 9, 2002.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO

                                                             PERIOD        PERIOD
                                                             ENDED         ENDED
----------------------------------------------------------------------------------
                                                           12/31/03*#     12/31/02
----------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           -----------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income
Net realized and unrealized loss on investments              (____)
                                                           -----------------------
Total from investment operations                             (____)
                                                           -----------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (____)
                                                           -----------------------
Net asset value, end of year                                $
==================================================================================
Total return                                                 (____)%++
==================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $_____
Ratio of operating expenses to average net assets            _____%+
Ratio of net investment income to average net assets         _____%+
Portfolio turnover rate                                      _____%
----------------------------------------------------------------------------------


     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM) PORTFOLIO


                                                             PERIOD        PERIOD
                                                             ENDED         ENDED
----------------------------------------------------------------------------------
                                                           12/31/03*#     12/31/02
----------------------------------------------------------------------------------
Net asset value, beginning of year                          $_____
                                                           -----------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                          (____)
Net realized and unrealized gain on investments
                                                           -----------------------
Total from investment operations
                                                           -----------------------
Net asset value, end of year                                $
==================================================================================
Total return                                                 _____%++
==================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $
Ratio of operating expenses to average net assets            _____%+
Ratio of net investment loss to average net assets           _____%+
Portfolio turnover rate                                      _____%
----------------------------------------------------------------------------------


     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING HARD ASSETS PORTFOLIO


                                                             PERIOD        PERIOD
                                                             ENDED         ENDED
----------------------------------------------------------------------------------
                                                           12/31/03*#     12/31/02
----------------------------------------------------------------------------------
Net asset value, beginning of year                          $_____
                                                           -----------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income                                        _____
Net realized and unrealized loss on investments
    and foreign currencies                                   (____)
                                                           -----------------------
Total from investment operations                             (____)
                                                           -----------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (____)
                                                           -----------------------
Net asset value, end of year                                $_____
==================================================================================
Total return                                                 (____)%++
==================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $
Ratio of operating expenses to average net assets            _____%+
Ratio of net investment income to average net assets         _____%+
Portfolio turnover rate                                      _____%
----------------------------------------------------------------------------------


     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO


                                                             PERIOD        PERIOD
                                                             ENDED         ENDED
----------------------------------------------------------------------------------
                                                           12/31/03*#     12/31/02
----------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           -----------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income
Net realized and unrealized loss on investments              (____)
                                                           -----------------------
Total from investment operations                             (____)
                                                           -----------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (____)(1)
                                                           -----------------------
Net asset value, end of year                                $_____
==================================================================================
Total return                                                 (____)%++
==================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $_____
Ratio of operating expenses to average net assets:
    Before directed brokerage reimbursement                  _____%+
    After directed brokerage reimbursement                   _____%+
Ratio of net investment income to average net assets:
    Before directed brokerage reimbursement                  _____%+
    After directed brokerage reimbursement                   _____%+
Portfolio turnover rate                                      _____%
----------------------------------------------------------------------------------


     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
     (1)  Amount is less than 0.01.

ING MERCURY FOCUS VALUE PORTFOLIO


                                                             PERIOD        PERIOD
                                                             ENDED         ENDED
----------------------------------------------------------------------------------
                                                           12/31/03*#     12/31/02
----------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           -----------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                          (____)
Net realized and unrealized gain on investments
                                                           -----------------------
Total from investment operations
                                                           -----------------------
Net asset value, end of year                                $
==================================================================================
Total return                                                      %++
==================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $
Ratio of operating expenses to average net assets            _____%+
Ratio of net investment loss to average net assets           _____%+
Portfolio turnover rate                                      _____%
----------------------------------------------------------------------------------


     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING MERCURY FUNDAMENTAL GROWTH PORTFOLIO


                                                             PERIOD        PERIOD
                                                             ENDED         ENDED
                                                           12/31/03*#     12/31/02
----------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           -----------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment loss                                          (____)
Net realized and unrealized loss on investments              (____)
                                                           -----------------------
Total from investment operations                             (____)
                                                           -----------------------
Net asset value, end of year                                $_____
==================================================================================
Total return                                                 _____%++
==================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $_____
Ratio of operating expenses to average net assets            _____%+
Ratio of net investment loss to average net assets           _____%+
Portfolio turnover rate                                      _____%
----------------------------------------------------------------------------------


     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING SALOMON BROTHERS ALL CAP PORTFOLIO


                                                             PERIOD        PERIOD
                                                             ENDED         ENDED
----------------------------------------------------------------------------------
                                                           12/31/03*#     12/31/02
----------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           -----------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income
Net realized and unrealized loss on investments              (____)
                                                           -----------------------
Total from investment operations                             (____)
                                                           -----------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (____)
                                                           -----------------------
Net asset value, end of year                                $
==================================================================================
Total return                                                      %++
==================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $
Ratio of operating expenses to average net assets:
    Before directed brokerage reimbursement                       %+
    After directed brokerage reimbursement                        %+
Ratio of net investment income to average net assets:
    Before directed brokerage reimbursement                       %+
    After directed brokerage reimbursement                        %+
Portfolio turnover rate                                           %
----------------------------------------------------------------------------------


     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING SALOMON BROTHERS INVESTORS PORTFOLIO

                                                             PERIOD        PERIOD
                                                             ENDED         ENDED
----------------------------------------------------------------------------------
                                                           12/31/03*#     12/31/02
----------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           -----------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income
Net realized and unrealized loss on investments              (____)
                                                           -----------------------
Total from investment operations                             (____)
                                                           -----------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (____)
                                                           -----------------------
Net asset value, end of year                                $_____
==================================================================================
Total return                                                 (____)%++
==================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $
Ratio of operating expenses to average net assets                 %+
Ratio of net investment income to average net assets              %+
Portfolio turnover rate                                           %
----------------------------------------------------------------------------------


     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO


                                                             PERIOD        PERIOD
                                                             ENDED         ENDED
----------------------------------------------------------------------------------
                                                           12/31/03*#     12/31/02
----------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           -----------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income
Net realized and unrealized gain on investments
    and foreign currencies
                                                           -----------------------
Total from investment operations
                                                           -----------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (____)
Distributions from capital gains                             (____)
                                                           -----------------------
Total distributions                                          (____)
                                                           -----------------------
Net asset value, end of year                                $_____
==================================================================================
Total return                                                 _____%++
==================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $_____
Ratio of operating expenses to average net assets:
    Before directed brokerage reimbursement                  _____%+
    After directed brokerage reimbursement                   _____%+
Ratio of net investment income to average net assets:
    Before directed brokerage reimbursement                  _____%+
    After directed brokerage reimbursement                   _____%+
Portfolio turnover rate                                      _____%
----------------------------------------------------------------------------------


     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO


                                                             PERIOD        PERIOD
                                                             ENDED         ENDED
----------------------------------------------------------------------------------
                                                           12/31/03*#     12/31/02
----------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           -----------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income                                        _____
Net realized and unrealized loss on investments              (____)
                                                           -----------------------
Total from investment operations                             (____)
                                                           -----------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (____)
Distributions from capital gains                             (____)
                                                           -----------------------
Total distributions                                          (____)
                                                           -----------------------
Net asset value, end of year                                $_____
==================================================================================
Total return                                                 (____)%++
==================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $_____
Ratio of operating expenses to average net assets:
    Before directed brokerage reimbursement                  _____%+
    After directed brokerage reimbursement                   _____%+
Ratio of net investment income to average net assets:
    Before directed brokerage reimbursement                  _____%+
    After directed brokerage reimbursement                   _____%+
Portfolio turnover rate                                      _____%
----------------------------------------------------------------------------------


     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING U.S. BALANCED PORTFOLIO



                                                             PERIOD
                                                             ENDED
----------------------------------------------------------------------
                                                           12/31/03*#
----------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           -----------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income                                        _____
Net realized and unrealized loss on investments              (____)
                                                           -----------
Total from investment operations                             (____)
                                                           -----------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (____)
Distributions from capital gains                             (____)
                                                           -----------
Total distributions                                          (____)
                                                           -----------
Net asset value, end of year                                $_____
======================================================================
Total return                                                 (____)%++
======================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $_____
Ratio of operating expenses to average net assets:
    Before directed brokerage reimbursement                  _____%+
    After directed brokerage reimbursement                   _____%+
Ratio of net investment income to average net assets:
    Before directed brokerage reimbursement                  _____%+
    After directed brokerage reimbursement                   _____%+
 Portfolio turnover rate                                     _____%
----------------------------------------------------------------------



     *    Commenced operations on September 9, 2002.
     +    Annualized

     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING VAN KAMPEN EQUITY GROWTH PORTFOLIO


                                                             PERIOD        PERIOD
                                                             ENDED         ENDED
----------------------------------------------------------------------------------
                                                           12/31/03*#     12/31/02
----------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           -----------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income
Net realized and unrealized loss on investments              (____)
                                                           -----------------------
Total from investment operations                             (____)
                                                           -----------------------
Net asset value, end of year                                $_____
==================================================================================
Total return                                                 (____)%++
==================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $_____
Ratio of operating expenses to average net assets            _____%+
Ratio of net investment income to average net assets         _____%+
Portfolio turnover rate                                      _____%
----------------------------------------------------------------------------------


     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO


                                                             PERIOD        PERIOD
                                                             ENDED         ENDED
----------------------------------------------------------------------------------
                                                           12/31/03*#     12/31/02
----------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           -----------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income
Net realized and unrealized loss on investments
  and foreign currencies                                     (____)
                                                           -----------------------
Total from investment operations                             (____)
                                                           -----------------------
Net asset value, end of year                                $_____
==================================================================================
Total return                                                 _____%++
==================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $
Ratio of operating expenses to average net assets            _____%+
Ratio of net investment income to average net assets         _____%+
Portfolio turnover rate                                           %
----------------------------------------------------------------------------------


     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO


                                                             PERIOD        PERIOD
                                                             ENDED         ENDED
----------------------------------------------------------------------------------
                                                           12/31/03*#     12/31/02
----------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           -----------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income
Net realized and unrealized loss on investments              (____)
                                                           -----------------------
Total from investment operations                             (____)
                                                           -----------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (____)
                                                           -----------------------
Net asset value, end of year                                $
==================================================================================
Total return                                                      %++
==================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $
Ratio of operating expenses to average net assets:
    Before directed brokerage reimbursement                       %+
    After directed brokerage reimbursement                        %+
Ratio of net investment income to average net assets:
    Before directed brokerage reimbursement                       %+
    After directed brokerage reimbursement                        %+

Portfolio turnover rate                                           %
----------------------------------------------------------------------------------


     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING VAN KAMPEN REAL ESTATE PORTFOLIO


                                                             PERIOD        PERIOD
                                                             ENDED         ENDED
----------------------------------------------------------------------------------
                                                           12/31/03*#     12/31/02
----------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           -----------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income
Net realized and unrealized loss on investments              (____)
                                                           -----------------------
Total from investment operations                             (____)
                                                           -----------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (____)
Distributions from capital gains                             (____)
                                                           -----------------------
Total distributions                                          (____)
                                                           -----------------------
Net asset value, end of year                                $_____
==================================================================================
Total return                                                 (____)%++
==================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $_____
Ratio of operating expenses to average net assets            _____%+
Ratio of net investment income to average net assets         _____%+
Portfolio turnover rate                                      _____%
----------------------------------------------------------------------------------


     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

TO OBTAIN MORE INFORMATION


A Statement of Additional Information, dated May 1, 2004, has been filed with the Securities and Exchange Commission ("SEC"), and is made a part of this Prospectus by reference.

Additional information about the Portfolios' is available in the Portfolios' annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year.

To obtain a free copy of these documents or to make inquiries about the Portfolios, please write the Trust at 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258 or call (800) 366-0066.

Information about the ING Investor's Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the ING Investor's Trust are available on the EDGAR Database on the SEC's internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


THE  ING INVESTORS TRUST
TRUSTEES

Paul S. Doherty

J. Michael Earley

R. Barbara Gitenstein

Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam

Blaine E. Rieke

John G. Turner

Roger B. Vincent

Richard A. Wedemeyer


[ING LOGO]


05/01/04                                                   SEC FILE NO. 811-5629

ING INVESTORS TRUST




PROSPECTUS


MAY 1, 2004

INSTITUTIONAL CLASS

                                 MONEY MARKET FUND
                                 ING Liquid Assets Portfolio

                                 BOND FUNDS

                                 ING Limited Maturity Bond Portfolio
                                 ING PIMCO Core Bond Portfolio


                                 BALANCED FUNDS
                                 ING MFS   Total Return Portfolio

                                 STOCK FUNDS

                                 ING Eagle Asset Capital Appreciation Portfolio ING Janus Special Equity Portfolio
                                 ING JPMorgan Small Cap Equity Portfolio
                                 ING Legg Mason Value Portfolio Portfolio
                                 ING Marsico Growth Portfolio
                                 ING MFS Mid Cap Growth Portfolio
                                 ING MFS Research Portfolio
                                 ING Stock Index Portfolio

                                 INTERNATIONAL/GLOBAL FUNDS
                                 ING International Portfolio
                                 ING Julius Baer Foreign Portfolio


NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

                                                                      [ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT IS: NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR OBJECTIVE.

THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS





                                                                         PAGE
INTRODUCTION
ING Investors Trust
Investment Adviser
Portfolios and Portfolio Managers
Class of Shares
Investing through your Variable Contract
    or Qualified Plan
Why Reading this Prospectus is Important

DESCRIPTION OF THE PORTFOLIOS
    ING Eagle Asset Capital Appreciation
    ING International
    ING Janus Special Equity
    ING Julius Baer Foreign
    ING JPMorgan Small Cap Equity
    ING Legg Mason Value Portfolio
    ING Limited Maturity Bond
    ING Liquid Assets
    ING Marsico Growth
    ING MFS Mid Cap Growth
    ING MFS Research
    ING MFS Total Return
    ING PIMCO Core Bond
    ING Stock Index

PORTFOLIO FEES AND EXPENSES
SUMMARY OF PRINCIPAL RISKS

MORE INFORMATION
    Percentage and Rating Limitation
    A Word about Portfolio Diversity
    Additional Information about the
       Portfolios
    Non-Fundamental Investment Policies
    Temporary Defensive Positions
    Independent Auditors
    Administrative Services
    Portfolio Distribution
    Classes of Shares
       Service Fees
    Interests of the Holders of Variable Insurance Contracts and Policies and Qualified Retirement
       Plans

OVERALL MANAGEMENT OF THE TRUST
    The Adviser
    Management Fee

SHARE PRICE
TAXES AND DISTRIBUTIONS                                                     1
FINANCIAL HIGHLIGHTS
TO OBTAIN MORE INFORMATION                                               Back
ING INVESTORS TRUST TRUSTEES                                             Back


  AN INVESTMENT IN ANY PORTFOLIO OF THE TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

                          DESCRIPTION OF THE PORTFOLIOS

ING INVESTORS TRUST


ING Investors Trust (the "Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (referred to individually as a "Portfolio" and collectively, as the "Portfolios"). Not all of the Portfolios are offered in this Prospectus ("Prospectus").


INVESTMENT ADVISER


Directed Services, Inc. ("DSI" or the "Adviser") is the investment adviser of each Portfolio, and each Portfolio has a sub-adviser referred to herein as a "Portfolio Manager". DSI is a wholly owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management.

PORTFOLIOS AND PORTFOLIO MANAGERS

ING Eagle Asset Capital Appreciation Portfolio -- Eagle Asset Management, Inc. ING International Portfolio - Aeltus Investment Management, Inc.
ING Janus Special Equity Portfolio -- Janus Capital Management LLC
ING Julius Baer Foreign Portfolio - Julius Baer Investment Management Inc.
ING JPMorgan Small Cap Equity Portfolio -- J.P. Morgan Investment Management
Inc.
ING Legg Mason Value Portfolio - Legg Mason Funds Management, Inc.
ING Limited Maturity Bond Portfolio - Aeltus Investment Management, Inc.
ING Liquid Assets Portfolio -- Aeltus Investment Management, Inc.
ING Marsico Growth Portfolio -- Marsico Capital Management, LLC
ING MFS Mid Cap Growth Portfolio -- Massachusetts Financial Services Company ING MFS Research Portfolio -- Massachusetts Financial Services Company
ING MFS Total Return Portfolio -- Massachusetts Financial Services Company
ING PIMCO Core Bond Portfolio -- Pacific Investment Management Company LLC
ING Stock Index Portfolio - Aeltus Investment Management, Inc.


CLASS OF SHARES


Pursuant to a multiple class plan (the "Plan"), each Portfolio (except ING Liquid Assets) offers four classes of shares. This Prospectus relates only to the Institutional Class (Class I) shares. For more information about Class I shares, please refer to the section of this Prospectus entitled "Classes of Shares."


INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN


Shares of the Portfolios of the Trust may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates. Class S shares, which are not offered in this Prospectus, also may be made available to other investment companies, including series of the Trust under fund of funds arrangements.


WHY READING THIS PROSPECTUS IS IMPORTANT


This Prospectus explains the investment objective, strategy and risks of each of the Portfolios of the Trust offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(FORMERLY, ING EAGLE ASSET VALUE EQUITY PORTFOLIO)


PORTFOLIO MANAGER

Eagle Asset Management, Inc. ("Eagle Asset")

INVESTMENT OBJECTIVE

Capital appreciation. Dividend income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio normally invests at least 80% of its assets in equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price. The equity securities in which the Portfolio invests include, common stocks, securities convertible into common stocks, options on equities and rights and warrants.

Eagle Asset picks stocks from the 500 largest names in the Russell 1000 Index (by market capitalization). It focuses on securities with solid fundamentals, predictable growth and reasonable valuations relative to their peers. Unpredictable businesses, high multiple stocks, companies with unproven business models and businesses with competitive advantage(s) are typically eliminated from consideration. This initial screening leaves a universe of about 150 above-average growth, predictable businesses that are the focus of an intense research process.

The team then develops an earnings model for each company in the resulting universe with each Co-Portfolio Manger responsible for their stocks in his/her sector of expertise. The research process concentrates on determining sustainable long-term growth prospects. Finally, the team uses a quantitative relative valuation model to rank each stock based on the five year expected growth rate and relative valuation, and seeks to hold those stocks with the highest potential return.

The Portfolio may invest up to 25% of its total assets in foreign issuers. The Portfolio may write covered put and call options and may purchase protective puts. It may also purchase uncovered puts and calls that expose up to 55% of the Portfolio's total assets, and may enter into financial futures contracts and options thereon and currency hedging transactions.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                 DERIVATIVE RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's Class S shares' past performance is not an indication of future performance.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.


[CHART]

              ING EAGLE ASSET VALUE EQUITY -- ANNUAL TOTAL RETURN*

1995                  35.21
1996                  10.62
1997                  27.28
1998                   1.55
1999                   0.51
2000                   8.77
2001                  -4.43
2002                 -17.05
2003                     __%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), and the Russell 1000(R) Index, and the Russell 1000(R) Value Index. The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. The Russell 1000(R) Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Portfolio Manager has determined that the Russell 1000(R) Index is the more appropriate index to use as an additional comparative index than the Russell 1000(R) since it more closely reflects the performance of the securities in which the Portfolio invests. In the future, the S&P 500 Index and the Russell 1000(R) Index will be the Portfolio's only comparative indices.



                          AVERAGE ANNUAL TOTAL RETURN*



                                                   1/3/95
                                 1 YEAR  5 YEAR  (INCEPTION)
Class S Return                    ____%   ____%    ____%
S&P 500 Index                     ____%   ____%    ____%(1)
Russell 1000(R) Index             ____%   ____%    ____%(1)
Russell 1000(R) Value Index       ____%   ____%    ____%(1)


                                  BEST QUARTER


Quarter Ended
____    ____%


                                  WORST QUARTER


Quarter Ended
____    ____%

* Class I had not commenced operations in 2003 and therefore does not have a full calendar of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on January 3, 1995. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(1)  Index return is for the period beginning January 1, 1995.

MORE ON THE PORTFOLIO MANAGER


Eagle Asset has managed the Portfolio since its inception. Eagle Asset is in the business of managing institutional client accounts and individual accounts on a discretionary basis. Eagle Asset is a subsidiary of Raymond James Financial, Inc., a publicly traded company whose shares are listed on the New York Stock Exchange. As of December 31, 2003, Eagle Asset had approximately $8.15 billion in client assets under management. The address of Eagle Asset is 880 Carillon Parkway, St. Petersburg, Florida 33716.

Eagle Asset's Conservative Large Cap Equity team is responsible for the day-to-day investment decisions of the Portfolio. This team consists of the following four Co-Portfolio Managers:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Richard Skeppstrom       Mr. Skeppstrom is a Managing Director and joined Eagle
                         Asset in April 2001 after serving as Senior Portfolio
                         Manager for Evergreen Investment Management's large cap
                         core program for six years.

John Jordan II           Mr. Jordan joined Eagle Asset in April 2001 after
                         serving as Co-Portfolio Manager of Evergreen
                         Investment Management's large cap core program for two
                         years.

Craig Dauer              Mr. Dauer joined Eagle Asset in April 2001 after
                         serving as Co-Portfolio Manager of Evergreen Investment
                         Management's large cap core program for two years.

Robert Marshall          Mr. Marshall joined Eagle Asset in September 2002 after
                         serving as Director/Senior Vice President of equity
                         research at Wachovia Securities for seven years.

ING INTERNATIONAL PORTFOLIO




PORTFOLIO MANAGER


Aeltus Investment Management Inc. ("ING Aeltus")


INVESTMENT OBJECTIVE

Long-term growth of capital


PRINCIPAL INVESTMENT STRATEGY

Under normal conditions, the Portfolio invests at least 80% of its net assets and borrowings for investment purposes in equity securities of issuers located in countries outside of the United States. The term equity securities may include common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Portfolio Manager believes they present attractive investment opportunities. The Portfolio also may invest up to 20% of its assets in securities of U.S. issuers, including investment-grade debt securities.

The Portfolio Manager primarily uses "bottom-up" fundamental analysis to identify stocks that it believes offer good value relative to their peers in the same industry, sector or region. The Portfolio Manager also uses "top-down" analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Portfolio Manager focuses on various factors, including valuation of the companies, catalysts to stock price appreciation, and quality of management and financial measures, especially cash flow and the cash flow return on capital.

The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in small- and medium-sized companies.

The Portfolio Manager will invest at least 65% of the Portfolio in assets of companies which, based upon a fundamental analysis of a company's earning prospects, it believes will experience faster earnings per share growth than that of other companies located in one or more of the same market, sector, or industry.

The Portfolio may invest in debt securities and in derivatives, including options and futures contracts, options on futures and forward contracts. The Portfolio may also engage in forward foreign currency contracts, and interest rate futures contracts.

The Portfolio may lend up to 33 1/3% of its total assets.

When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                    CALL RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               MARKET TRENDS RISK
                                  MATURITY RISK
                              MID-CAP COMPANY RISK

                             SECURITIES LENDING RISK



Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's Class S shares' past performance is not an indication of future performance.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.


[CHART]


                  ING INTERNATIONAL -- ANNUAL TOTAL RETURN*(1)


2002                     -16.15
2003                         __%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Morgan Stanley Capital International Europe, Australia, and Far East Index ("MCSI EAFE Index"). The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia, and the Far East. It is not possible to invest directly in the index.

                         AVERAGE ANNUAL TOTAL RETURN*(1)



                                          12/17/01
                                 1 YEAR  (INCEPTION)
Class S Return                    ____%    ____%
MSCI EAFE Index                   ____%    ____%(2)


                                  BEST QUARTER


Quarter Ended
____    ____%


                                  WORST QUARTER


Quarter End
____    ____%

* Class I had not commenced operations in 2003 and therefore does not have a full calendar of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced December 17, 2001. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(1) ING Aeltus has managed the Portfolio since September 2, 2003. Prior to September 2, 2003, ING Investments, LLC managed the Portfolio.

(2)  Index return is for the period beginning January 1, 2001.


MORE ON THE PORTFOLIO MANAGER


Prior to September 2, 2003, ING Investments, LLC served as Portfolio Manager to the Portfolio. Since September 2, 2003, ING Aeltus, a Connecticut corporation, serves as the Portfolio Manager to the Portfolio. ING Aeltus also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC and is an indirect wholly owned subsidiary of ING Groep, N.V. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2003, ING Aeltus managed over $53.8 billion in assets. Its principal office is located at 10 Sate House Square, Hartford, Connecticut 06103-3602.

The following persons at ING Aeltus are primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Richard T. Saler         Senior Vice President and Director of International
                         Equity Investment Strategy of ING Aeltus. From 1986
                         until July 2000, Mr. Saler was Senior Vice President
                         and Director of International Equity Strategy at
                         Lexington Management Corporation ("Lexington"), which
                         was acquired by ING Investments' parent company in July
                         2000.

Phillip A. Schwartz      Senior Vice President and Director of International
                         Equity Investment Strategy of ING Aeltus. Prior to
                         joining ING's asset management operations in July 2000,
                         Mr. Schwartz was Senior Vice

                         President and Director of International Equity
                         Investment Strategy at Lexington, which was acquired by ING Aeltus' parent company in July 2000. Prior to 1993,
                         Mr. Schwartz was a Vice President of European Research
                         Sales with Cheuvreux de Virieu in Paris and New York.

ING JANUS SPECIAL EQUITY PORTFOLIO




PORTFOLIO MANAGER

Janus Capital Management LLC ("Janus Capital")

INVESTMENT OBJECTIVE

Capital appreciation




PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long- term growth of capital. The Portfolio Manager emphasizes in investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The Portfolio Manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

The Portfolio Manager applies a "bottom up" approach in choosing investments. In other words, the Portfolio Manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The Portfolio Manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Portfolio Manager chooses investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

The Portfolio is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified portfolio. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

The Portfolio may also invest in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets), high-yield bonds (up to 20%) of any quality, index/structured securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return, securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%) and from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.

CASH AND CASH EQUIVALENTS. When the Portfolio Manager believes that market conditions are unfavorable for profitable investing or when it is otherwise unable to locate attractive investment opportunities for the Portfolio, the Portfolio's cash or similar investments may increase. The Portfolio Manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds. Cash equivalent investments may include a money market fund managed by the Portfolio Manager.

PORTFOLIO TURNOVER. The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK

                              DIVERSIFICATION RISK

                             FOREIGN INVESTMENT RISK

                                 HIGH YIELD RISK

                               INTEREST RATE RISK
                                 LIQUIDITY RISK

                                  MANAGER RISK

                             MARKET AND COMPANY RISK
                                  MATURITY RISK
                                   SECTOR RISK
                               SMALL COMPANY RISK
                             SPECIAL SITUATIONS RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.


[CHART]

                ING JANUS SPECIAL EQUITY -- ANNUAL TOTAL RETURN*

2001                  -5.03
2002                 -25.95
2003                     __%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks.





                          AVERAGE ANNUAL TOTAL RETURN*


                                          10/2/00
                                 1 YEAR  (INCEPTION)
Class S Return                    ____%    ____%
S&P 500 Index                     ____%    ____%(1)


                                  BEST QUARTER


Quarter Ended
____    ____%


                                  WORST QUARTER


Quarter Ended
____    ____%

* Class I had not commenced operations in 2003 and therefore does not have a full calendar of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(1)  Index return is for the period beginning October 1, 2000.

MORE ON THE PORTFOLIO MANAGER


Janus Capital Management LLC and its predecessor firm ("Janus Capital") have managed the Portfolio since its inception. Janus Capital has been an investment adviser since 1969, and provides advisory services to managed accounts and investment companies. As of December 31, 2003, Janus Capital managed approximately $151.5 billion in assets. The address of Janus Capital is 151 Detroit Street, Denver, Colorado 80206.

Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCG") which owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation. JCG is a publicly traded company with principal operations in financial asset management businesses.


The following person at Janus Capital is primarily responsible for the day-to-day investment decisions of the Portfolio:





NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
David C. Decker          Vice President and Portfolio Manager of the Portfolio
                         since its inception.

                         Mr. Decker joined Janus Capital in 1992 and has managed various other mutual funds and private accounts since that time. Mr. Decker holds a Master's of Business
                         Administration degree in Finance from the Fuqua School of Business at Duke University and a Bachelor of Arts degree in Economics and Political Science from Tufts
                         University. Mr. Decker has earned the right to use the Chartered Financial Analyst designation.

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO


PORTFOLIO MANAGER


J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE

Capital growth over the long term

PRINCIPAL INVESTMENT STRATEGY


Under normal market conditions, the Portfolio invests at least 80% of its total assets in equity securities of small-cap companies. Small-cap companies are companies with market capitalization equal to those within a universe of the S&P SmallCap 600 Index stocks. Market capitalization is the total market value of a company's shares.


The Portfolio focuses on companies with high quality management, a leading or dominant position in a major product line, new or innovative products, services or processes, a strong financial position and a relatively high rate of return of invested capital available for financing future growth without borrowing extensively from outside sources.

The Portfolio Manager uses a disciplined stock selection process, which focuses on identifying attractively valued companies with positive business fundamentals. The Portfolio combines growth and value investing.

The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The Portfolio may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

The Portfolio's equity holdings may include real estate investment trusts ("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income or gain.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

The Portfolio is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified portfolio. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

PRINCIPAL RISKS


The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following risks:


                           CONVERTIBLE SECURITIES RISK

                                DERIVATIVES RISK

                              DIVERSIFICATION RISK
                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                                    REIT RISK
                               SMALL COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.


[CHART]


         ING JPMORGAN SMALL CAP EQUITY PORTFOLIO - ANNUAL TOTAL RETURN*


2003                     __%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the S&P SmallCap 600 Index ("Standard & Poor's SmallCap 600 Index"). The S&P SmallCap 600 Index is an unmanaged market-value weighted index consisting of 600 domestic stocks, representing all major industries in the small-capitalization of the U.S. stock market.


                         AVERAGE ANNUAL TOTAL RETURN*(1)

                                           5/1/02
                                 1 YEAR  (INCEPTION)
Class S Return                    ____%     ____%
S&P SmallCap 600 Index            ____%     ____%

                                  BEST QUARTER


Quarter Ended
____    ____%


                                  WORST QUARTER


Quarter Ended
____    ____%

* Class I had not commenced operations in 2003 and therefore does not have a full calendar of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on January 24, 1989. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(1)  J.P. Morgan Investment Management has managed the Portfolio since May 1,
     2002.


MORE ON THE PORTFOLIO MANAGER


J.P. Morgan Investment Management Inc. serves as the Portfolio Manager to the Portfolio. J.P. Morgan Investment Management Inc. is an indirect subsidiary of J.P. Morgan Chase & Co., a bank holding company. J.P. Morgan Investment Management Inc. also provides discretionary investment services to institutional clients and is located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2003, J.P. Morgan Investment Management Inc. and its affiliates had approximately $559 billion in assets under management.

The following persons at J.P. Morgan Investment Management Inc. are primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Juliet Ellis             Managing Director and Senior Portfolio Manager

                         Ms. Ellis has worked at J.P. Morgan Investment
                         Management Inc. since 1987 as an analyst and portfolio manager.

Hal Clark                Mr. Clark is a Vice President and portfolio manager at
                         J.P. Morgan Investment Management Inc.). An employee
                         since 1999, Mr. Clark is responsible for client
                         communications and portfolio analysis. From 2000 to
                         2001, he was a large-cap analyst covering the
                         healthcare, software, and consumer sectors. Prior to
                         this, Mr. Clark was an investment banking associate
                         (1999) and an investment banking MBA intern (1998).

ING JULIUS BAER FOREIGN PORTFOLIO
(FORMERLY, ING JPMORGAN FLEMING INTERNATIONAL ENHANCED EAFE PORTFOLIO)

PORTFOLIO MANAGER

Julius Baer Investment Management Inc.

INVESTMENT OBJECTIVE

Seeks long-term growth of capital

PRINCIPAL INVESTMENT STRATEGY

Under normal conditions, the Portfolio invests in a wide variety of international equity securities issued throughout the world, normally excluding the United States. The Portfolio normally invests at least 80% of its assets in equity securities tied economically to countries outside the United States. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The equity securities in which the Portfolio may invest include common stock, convertible securities, rights, warrants, and exchange traded funds.

In selecting investments for the Portfolio, the Portfolio Manager focuses on securities located in at least five different foreign countries, although the Portfolio may at times invest all of its assets in fewer than five countries.

The Portfolio Manager manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in "growth" or "value" securities. The Portfolio Manager chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Portfolio Manager considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The Portfolio invests primarily in securities of larger companies, but the Portfolio may also invest in small- and mid-sized companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.

The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as emerging markets. It presently does not anticipate investing more than 25% of its total assets in such securities. The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10%) high risk and high yield, non-investment grade instruments commonly known as junk bonds.

The Portfolio Manager may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities they believe are more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its net assets.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following risks:

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                            EXCHANGE TRADED FUND RISK
                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                                 LIQUIDITY RISK
                             MARKET AND COMPANY RISK
                              PRICE VOLATILITY RISK
                             SECURITIES LENDING RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.


[CHART]

           ING JULIUS BAER FOREIGN PORTFOLIO -- ANNUAL TOTAL RETURN(1)

2003    __%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE Index"). The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. It is not possible to invest directly in the index.

                         AVERAGE ANNUAL TOTAL RETURN*(1)


                                           5/1/02
                                1 YEAR   (INCEPTION)
Class S Return                    ____%     ____%
MSCI EAFE Index                   ____%     ____%


                                  BEST QUARTER


Quarter Ended
____    ____%


                                  WORST QUARTER


Quarter Ended
____    ____%

* Class I had not commenced operations in 2003 and therefore does not have a full calendar of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(1) Julius Baer Investment Management Inc. has managed the Portfolio since September 2, 2003. J.P. Morgan Investment Management Inc. managed the Portfolio from May 1, 2002 until September 1, 2003.

MORE ON THE PORTFOLIO MANAGER

Julius Baer Investment Management Inc. (JBIM) serves as the Portfolio Manager to the Portfolio. JBIM is a registered investment adviser wholly owned by Julius Baer Securities, which in turn is wholly owned by Julius Baer Holding AG. JBIM specializes in the management of international and global equities, fixed income securities and alternative investments. As of December 31, 2003, JBIM managed over $12.79 billion in assets. JBIM is located at 330 Madison Avenue, New York, New York 10017.

The following persons at JBIM are primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Rudolph-Riad Younes, CFA      Senior Vice President and Head of International
                              Equity; has been with the Julius Baer organization
                              since September 1993.

Richard Pell                  Senior Vice President and Chief Investment
                              Officer; has been with the Julius Baer
                              organization since January 1995.

ING LEGG MASON VALUE PORTFOLIO
(FORMERLY, ING JANUS GROWTH AND INCOME PORTFOLIO)

PORTFOLIO MANAGER

Legg Mason Funds Management, Inc. ("Legg Mason")

INVESTMENT OBJECTIVE

Long-term growth of capital

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities that, in the Portfolio Manger's opinion, offer the potential for capital growth. The Portfolio Manager follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the manger's assessment of their intrinsic value. Intrinsic value, according to the Portfolio Manager, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, changes in government policy or geopolitical dynamics, and more. It should be noted that in this description of the criteria for selecting securities the word "value" is used in its natural sense rather than in the context often seen in current industry literature of "value" and "growth". Thus the adviser may invest in securities which some analysts consider to be "value stocks" or "growth stocks." The manager takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. The Portfolio generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The Portfolio Manager may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the manager to offer the potential for long-term growth of capital, when an investment opportunity arises that the manager believes is more compelling, or to realize gains or limit potential losses.

The Portfolio may also invest in debt securities of companies having one or more of the above characteristics. The Portfolio may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as "JUNK BONDS."

For temporary defensive purposes, or when cash is temporarily available, the Portfolio may invest without limit in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Portfolio invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                             FOREIGN SECURITIES RISK
                              HIGH YIELD BOND RISK
                               INTEREST RATE RISK
                                INVESTMENT MODELS
                             MARKET AND COMPANY RISK
                                VALUE STYLE RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's Class S shares' investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.


[CHART]


            ING LEGG MASON VALUE PORTFOLIO -- ANNUAL TOTAL RETURN*(1)



2001                  -9.51
2002                 -19.41
2003                     __%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks.

                         AVERAGE ANNUAL TOTAL RETURN*(1)



                                          10/2/00
                                 1 YEAR  (INCEPTION)
Class S Return                    ____%    ____%
S&P 500 Index                     ____%    ____%(2)



                                  BEST QUARTER

Quarter Ended
____    ____%

                                  WORST QUARTER

Quarter Ended
____    ____%

* Class I had not commenced operations in 2003 and therefore does not have a full calendar of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(1) Legg Mason Funds Management, Inc. has managed the Portfolio since May 3, 2004. Janus Capital Management LLC managed the Portfolio from September 9, 2002 through May 2, 2004.

(2)  Index return is for the period beginning October 1, 2000.

MORE ON THE PORTFOLIO MANAGER

Prior to May 3, 2004, Janus Capital Management LLC served as Portfolio Manager to the Portfolio. Since May 3, 2004, Legg Mason serves as the Portfolio's Portfolio Manager. Founded in 1982, Legg Mason is a wholly owned subsidiary of Legg Mason, Inc. and is a specialist in the management of U.S. large-cap equities.

As of December 31, 2003, Legg Mason managed approximately $35 billion in assets under management.

The following person at Legg Mason is primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Bill Miller              Bill Miller is the portfolio manager and the CEO of
                         Legg Mason Funds Management, Inc. He joined Legg Mason
                         in 1981. Prior to joining Legg Mason, he was Treasurer
                         with the J.E. Baker Company, a major manufacturer of
                         products for the steel and cement industries. Mr.
                         Miller has a bachelor's degree in economics from
                         Washington & Lee University, pursued graduate studies
                         in philosophy at John Hopkins University, and is a
                         Chartered Financial Analyst.

ING LIMITED MATURITY BOND PORTFOLIO




PORTFOLIO MANAGER


Aeltus Investment Management, Inc. ("ING Aeltus")


INVESTMENT OBJECTIVE

Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. These short-to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rising interest rates may be shortened to one year or less.

The Portfolio Manager utilizes the following decision making process to achieve the Portfolio's objectives:


- ACTIVE DURATION MANAGEMENT. The average duration of the Portfolio is actively managed relative to the benchmark's average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark;

- YIELD CURVE ANALYSIS. The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates;

- SECTOR SELECTION. Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Portfolio Manager may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities, etc.); and


- SECURITY SELECTION. The Portfolio Manager emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.

The Portfolio invests in non-government securities only if rated Baa3 or better by Moody's Investors Service, Inc. ("Moody's") or BBB- or better by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, the Portfolio Manager determines at the time of investment that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P (A-1+, A-1 or A-2), or determined to be of comparable quality by the Portfolio Manager. For a description of bond ratings, please refer to the Statement of Additional Information.


Various instruments are eligible for investment including, corporate securities, mortgage-backed securities, asset-backed securities, variable and floating rate securities, debt securities with special features such as puts, or maturity extension arrangements, U.S. treasury securities and U.S. government agency securities, money market securities such as commercial paper, certificates of deposit and bankers' acceptances, repurchase agreements and reverse repurchase agreements, U.S. dollar-denominated foreign securities, shares of other investment companies, futures contracts, options and options on futures contracts, which could be used for hedging the risk of interest rate changes, sovereign debt, (up to 10% of total assets) supranational organizations, real estate investment trusts (REITs), dollar rolls, credit-linked notes, structured securities, swaps, trust-preferred securities, forward currency contracts, options on foreign currencies, OTC options, Guaranteed Investment Contracts, zero-coupon & pay-in-kind bonds, stripped mortgage-backed securities, collateralized mortgage-obligations, GNMA certificates, and derivatives.


In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits.


The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes. The Portfolio may also lend its securities.


When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                                    CALL RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                                  MORTGAGE RISK
                                    REIT RISK
                                   SECTOR RISK

                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's Class S shares' past performance is not an indication of future performance.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.


[CHART]

              ING LIMITED MATURITY BOND -- ANNUAL TOTAL RETURN*(1)


1994                    -1.19
1995                    11.72
1996                     4.32
1997                     6.67
1998                     6.86
1999                     1.13
2000                     7.73
2001                     8.84
2002                     7.24
2003                       __%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Lehman Government/Credit Bond 1-3 Year Index and the Lehman Brothers 1-5 Year U.S. Government Credit Bond Index. The Lehman Government/Credit Bond 1-3 Year Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one to three years. The Lehman Government/Credit Bond 1-5 Year Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one to five years. The Lehman Government/Credit Bond 1-3 Year Index is intended to be the comparative index for the Portfolio. The change in the comparative index was made as the Lehman Government/Credit 1-3 Year Index is a better representation of the investment style of the Portfolio and more accurately reflects the expected performance of the Portfolio. In the future, it will be the only benchmark compared to the Portfolio.

                            AVERAGE ANNUAL RETURN*(1)



                                 1 YEAR  5 YEAR   10 YEAR
Class S Shares                    ____%   ____%    ____%
Lehman Government/
Credit Bond 1-3 Year Index        ____%   ____%    ____%
Lehman Government/
Credit Bond 1-5 Year Index        ____%   ____%    ____%



                                  BEST QUARTER

Quarter Ended
____    ____%

                                  WORST QUARTER

Quarter Ended
____    ____%

* Class I had not commenced operations in 2003 and therefore does not have a full calendar of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on January 24, 1989. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(1) ING Aeltus has managed the Portfolio since September 2, 2003. ING Investment Management, LLC managed the Portfolio from January 2, 1998 through September 1, 2003. Performance prior to January 2, 1998 is attributable to different portfolio managers.


MORE ON THE PORTFOLIO MANAGER


Prior to September 2, 2003, ING Investment Management, LLC served as the Portfolio Manager to the Portfolio. Since September 2, 2003, ING Aeltus, a Connecticut corporation, serves as the Portfolio Manager to the Portfolio. ING Aeltus also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC and is an indirect wholly owned subsidiary of ING Groep, N.V. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2003, ING Aeltus managed over $53.8 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

The Portfolio is managed by a team of investment professionals led by Mr. James
B. Kauffmann. Mr. Kauffmann has been employed by ING's investment management operations since 1996 and has over 18 years of investment experience.

ING LIQUID ASSETS PORTFOLIO




PORTFOLIO MANAGER


Aeltus Investment Management, Inc. ("ING Aeltus")


INVESTMENT OBJECTIVE

High level of current income consistent with the preservation of capital and liquidity

PRINCIPAL INVESTMENT STRATEGY


The Portfolio Manager strives to maintain a stable $1 per share net asset value and its investment strategy focuses on safety of principal, liquidity and yield, in order of importance, to achieve this goal. The Portfolio Manager implements its strategy through a four-step investment process also designed to ensure adherence to regulatory requirements.

Step One:      The Portfolio Manager actively maintains a formal approved list of high quality companies;

Step Two:      Securities of approved list issuers that meet maturity guidelines and are rated in one of the two highest ratings categories (or determined to be of comparable quality by the Portfolio Manager) are eligible for investment;

Step Three:    Eligible securities are reviewed to ensure that an investment in such securities would not cause the Portfolio to exceed its diversification limits; and

Step Four:     The Portfolio Manager makes yield curve positioning decisions based on liquidity requirements, yield curve analysis and market expectations of future interest rates.


Money market funds are highly regulated by Rule 2a-7 under the Investment Company Act of 1940, which sets forth specific maturity, quality and diversification guidelines. The Portfolio must adhere to procedures adopted by the Board of Trustees pursuant to Rule 2a-7 and to Rule 2a-7 itself. Some of these limitations include:


- QUALITY. At least 95% of the Portfolio's investments must be rated in the highest short-term ratings category (or determined to be of comparable quality by the Portfolio Manager) and the Portfolio Manager must make an independent determination that each investment represents minimal credit risk to the Portfolio;

- MATURITY. The average maturity of the Portfolio's securities may not exceed 90 days and the maturity of any individual security may not exceed 397 days; and


- DIVERSIFICATION. At the time of purchase, no more than 5% of total assets may be invested in the securities of a single issuer. In addition, no more than 10% of total assets may be subject to demand features or guarantees from a single institution. The 10% demand feature and guarantee restriction is applicable to 75% of total assets subject to certain exceptions.

The Portfolio may invest in U.S. dollar-denominated money market instruments including:


     -    U.S. Treasury and U.S. government agency securities;
     -    fully collateralized repurchase agreements;
     - bank obligations, including certificates of deposit, time deposits, and bankers' acceptances;
     -    commercial paper;
     -    asset-backed securities;
     - variable or floating rate securities, including variable rate demand obligations;
     -    short-term corporate debt securities other than commercial paper;

     -    U.S. dollar-denominated foreign securities;
     -    shares of other investment companies (not to exceed 10%);
     -    credit-linked notes;
     -    reverse repurchase agreements;
     -    structured securities; and
     -    Guaranteed Investment Contracts.


Some of the securities purchased may be considered illiquid and thus subject to a restriction of 10% of total assets.


The Portfolio may lend up to 33 1/3% of its total assets. The Portfolio may also borrow up to 10% of its net assets (up to 25% to meet redemptions).


PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                   CREDIT RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK

                             SECURITIES LENDING RISK


AN INVESTMENT IN THE LIQUID ASSETS PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO, AND THE PORTFOLIO MANAGER CANNOT ASSURE YOU THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE.


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's Class S shares' past performance is not an indication of future performance.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.

[CHART]

                  ING LIQUID ASSETS -- ANNUAL TOTAL RETURN*(1)


1994                 3.70
1995                 5.51
1996                 5.01
1997                 5.07
1998                 5.13
1999                 4.74
2000                 6.05
2001                 3.85
2002                 1.43
2003                   __%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the iMoneyNet First Tier Retail Index and the Merrill Lynch 3-Month U.S. Treasury Bill Index. The iMoneyNet First Tier Retail Index is an unmanaged index that includes the most broadly based money market funds and the Merrill Lynch 3-Month U.S. Treasury Bill Index is an index comprised of U.S. Treasury Bills with initial maturities of three months. The iMoneyNet First Tier Retail Index is intended to be the comparative index for the Portfolio. The change in the comparative index was implemented because the iMoneyNet First Tier Retail Index is a more suitable measure of the Portfolio's performance in that it will be used to compare the Portfolio against other money market funds in its peer group. In the future, it will be the only benchmark compared to the Portfolio.

                            AVERAGE ANNUAL RETURN*(1)



                                 1 YEAR  5 YEAR   10 YEAR

Class S Shares                    ____%   ____%    ____%
iMoneyNet First Tier
Retail Index                      ____%   ____%    ____%
Merrill Lynch 3-Month
U.S. Treasury Bill Index          ____%   ____%    ____%



                                  BEST QUARTER

Quarter Ended
____    ____%

                                  WORST QUARTER

Quarter Ended
____    ____%

* Class I had not commenced operations in 2003 and therefore does not have a full calendar of performance for 2003. . The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on January 24, 1989. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(1) ING Aeltus has managed the Portfolio since September 2, 2003. ING Investment Management, LLC managed the Portfolio from January 2, 1998 through September 1, 2003. Performance prior to January 2, 1998 is attributable to different portfolio managers.

As Class I shares had not commenced operations as of December 31, 2003, the Portfolio's Class S shares' 7-day yield as of December 31, 2003 was 0.62%. Call toll free 1-800-366-0066 for the Portfolio's current 7-day yield.


MORE ON THE PORTFOLIO MANAGER


Prior to September 2, 2003, ING Investment Management, LLC served as the Portfolio Manager to the Portfolio. Since September 2, 2003, ING Aeltus., a Connecticut corporation, serves as the Portfolio Manager to the Portfolio. ING Aeltus also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC and is an indirect wholly owned subsidiary of ING Groep, N.V. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2003, ING Aeltus managed over $53.8 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

The Portfolio is managed by a team of four investment professionals led by Ms. Jennifer J. Thompson, CFA. Ms. Thompson has been employed by ING's investment management operations as a portfolio manager since 1998. From 1992 to 1998, Ms. Thompson was employed as an analyst at Fidelity Investments.

ING MARSICO GROWTH PORTFOLIO




PORTFOLIO MANAGER

Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Capital appreciation

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests primarily in equity securities selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Marsico's investment approach generally combines "top-down" analysis of economic and social trends with "bottom-up" stock selection. Top-down analysis takes into consideration macro-economic factors such as interest rates, inflation, the regulatory environment and the global competitive landscape, as well as the most attractive global investment opportunities, industry consolidation, and the sustainability of economic trends. As the result of the "top-down" analysis, the Portfolio Manager identifies sectors, industries, and companies which should benefit from the overall trends the Portfolio Manager has observed. Bottom-up analysis emphasizes investments in individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Portfolio Manager focuses on a number of different attributes, including the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g. strong balance sheets, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; apparent commitment to shareholder interest; and reasonable valuations in the context of projected growth rates.


If the Portfolio Manager is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments. The Portfolio may also invest in:


     -    foreign securities (including in emerging or developing markets);
     -    forward foreign currency contracts, futures and options;
     -    debt securities;
     -    high-yield bonds (up to 35%) of any quality; and
     - from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.


When the Portfolio Manager believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual--they represent the assets that remain after the Portfolio Manager has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Portfolio Manager considers it advantageous to purchase or sell securities. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK

                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              HIGH-YIELD BOND RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                   SECTOR RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.


[CHART]

                  ING MARSICO GROWTH -- ANNUAL TOTAL RETURN*(1)

1999                        78.13
2000                       -21.99
2001                       -30.23
2002                       -29.57
2003                           __%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks.


                         AVERAGE ANNUAL TOTAL RETURN*(1)


                                 1 YEAR  INCEPTION
Class I Return                    ____%    ____%
Class S Return                    ____%    ____%
S&P 500 Index                     ____%    ____%(2)


                                  BEST QUARTER


Quarter Ended
____    ____%

                                  WORST QUARTER


Quarter Ended
____    ____%

* Class I commenced operations on May 1, 2003 and therefore does not have a full calendar year of performance for 2003 The performance information presented above is as of December 31 for each year. The bar chart above reflects the returns of the Portfolio's Class S shares, which commenced operations on August 14, 1998. The performance chart above reflects the returns for both Class S and Class I shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(1) Marsico has managed the Portfolio since December 13, 2002. Performance prior to this date is attributable to different portfolio managers.

(2)  Index return is for the period beginning August 1, 1998.

MORE ON PORTFOLIO MANAGER


Marsico is located at 1200 Seventeenth Street, Suite 1300, Denver, Colorado 80202. Marsico is a THE registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. As of December 31, 2003, Marsico managed approximately $30.2billion in assets.


The following persons at Marsico are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Thomas F. Marsico        Mr. Marsico is Chief Investment Officer of Marsico and
                         co-manages the investment program of the ING Marsico
                         Growth Portfolio.

                         Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager. Prior to forming Marsico Capital, Mr. Marsico served as the portfolio manager of the Janus Twenty Fund from January
                         31, 1988 through August 11, 1997 and served in the same capacity for the Janus Growth and Income Fund from May
                         31, 1991 (the Fund's inception date) through August 11,
                         1997.

James A. Hillary         Mr. Hillary co-manages the ING Marsico Growth Portfolio
                         with Mr. Marsico. He has 15 years of experience as a
                         securities analyst and portfolio manager, and was a
                         founding member of Marsico. Prior to joining Marsico in
                         1997, Mr. Hillary was a portfolio manager at W.H.
                         Reaves, a New Jersey-based money management firm. He
                         holds a Bachelor's degree from Rutgers University and a
                         law degree from Fordham University.

ING MFS MID CAP GROWTH PORTFOLIO




PORTFOLIO MANAGER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Long-term growth of capital

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium Manager market capitalizations (or "mid-cap companies") which the Portfolio believes have above-average growth potential.


The Portfolio Manager defines mid-cap companies as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell Midcap(R) Growth Index at the time of the Portfolio's investment. The Russell Midcap(R) Growth Index is a widely recognized, unmanaged index that consists of the 800 smallest companies in the Russell 1000(R) Index, which contains the 1,000 largest companies in the United States. Companies whose capitalization falls below $250 million or exceeds the top of the Russell Midcap(R) Growth Index range after purchase continue to be considered mid-cap companies for purposes of the Portfolio's 80% investment policy. As of December 31, 2003, the top of the Russell Midcap(R) Growth Index was approximately $17.0 billion. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

The Portfolio uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager and its group of equity research analysts.


The Portfolio may invest up to 20% of net assets in foreign securities (including ADRs and emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts and forward foreign currency contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio may also invest in options on securities, stock indexes and futures contracts.


The Portfolio may also invest in debt securities and up to 10% of its net assets in high-yield bonds or "junk bonds," which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Portfolio Manager to be comparable to lower rated bonds.


The Portfolio may establish "short positions" in specific securities or indices through short sales. In a short sale, the Portfolio borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The Portfolio must replace the security at its market value at the time of replacement.

When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                              EMERGING MARKET RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK

                              HIGH YIELD BOND RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                               OTC INVESTMENT RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under our Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.

[CHART]

                 ING MFS MID CAP GROWTH -- ANNUAL TOTAL RETURN*

1999                79.05
2000                 8.18
2001               -23.62
2002               -48.80
2003                   __%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell Midcap Growth(R) Index and Russell 2000(R) Index. The Russell Midcap Growth(R) Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. The Russell 2000(R) Index represents the 2,000 smallest companies in the Russell 3000(R) Index, which contains the 3,000 largest U.S. companies, based on total market capitalization.


                          AVERAGE ANNUAL TOTAL RETURN*


                                 1 YEAR  INCEPTION
Class I Return                    ____%    ___%
Class S Return                    ____%    ___%
Russell Midcap Growth(R) Index    ____%    ___%(1)
Russell 2000(R) Index             ____%    ___%(1)


                                  BEST QUARTER


Quarter Ended
____    ____%


                                  WORST QUARTER


Quarter Ended
____    ____%

* Class I commenced operations on May 1, 2003 and therefore does not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year. The bar chart above reflect the returns of the Portfolio's Class S shares, which commenced operations on August 14, 1998. The performance table above reflects the returns for both Class S and Class I shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(1)  Index return is for the period beginning August 1, 1998.

MORE ON THE PORTFOLIO MANAGER


MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). Net assets under management of the MFS organization were approximately $140.3 billion as of December 31, 2003. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Portfolio is managed by a team of portfolio managers comprised of David E. Sette-Ducati, an MFS Senior Vice President, and Eric B. Fischman. Messrs. Sette-Ducati and Fischman have been employed in the MFS investment management area since 2000 and 2002, respectively. Prior to joining MFS, Mr. Fischman was an equity research analyst for State Street Research and for Dreyfus Corporation.

ING MFS RESEARCH PORTFOLIO




PORTFOLIO MANAGER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Long-term growth of capital and future income

PRINCIPAL INVESTMENT STRATEGY

The portfolio normally invests at least 80% of its assets in common stocks and related securities (such as preferred stocks, convertible stock securities and depositary receipts). The Portfolio focuses on companies that the Portfolio Manager believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The Portfolio may invest in companies of any size. The Portfolio's investments may include securities traded on securities exchanges or in the over-the-counter markets.

A team of equity research analysts selects portfolio securities for the Portfolio. This team includes investment analysts employed by the Portfolio Manager and its affiliates. The team allocates the Portfolio's assets among various industries. Individual analysts then select what they view as the securities best suited to achieve the Portfolio's investment objective within their assigned industry responsibility.

The Portfolio may invest up to 20% of net assets in foreign equity securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

The Portfolio may also invest up to 10% of net assets in high-yield bonds or "junk bonds," which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Portfolio Manager to be comparable to lower rated bonds.

The Portfolio may also loan securities.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK


                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               OTC INVESTMENT RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.


[CHART]

                    ING MFS RESEARCH -- ANNUAL TOTAL RETURN*

1999                24.23
2000                -4.54
2001               -21.46
2002               -24.87
2003                   __%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Russell Midcap(R) Index. The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. The Russell Midcap(R) Index consists of the 800 smallest companies in the Russell 1000(R) Index.


                          AVERAGE ANNUAL TOTAL RETURN*


                           1 YEAR     INCEPTION
Class I Return              ____%       ____%
Class S Return              ____%       ____%(1)
S&P 500 Index               ____%       ____%(1)
Russell Midcap(R) Index     ____%       ____%


                                  BEST QUARTER


Quarter Ended
____    ____%


                                  WORST QUARTER


Quarter Ended
____    ____%

* Class I commenced operations on May 1, 2003 and therefore does not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year. The bar chart above reflects the returns of the Portfolio's Class S shares, which commenced operations on August 14, 1998. The performance table above reflects the returns for both Class S and Class I shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(1)  Index return is for the period beginning August 1, 1998.

MORE ON THE MANAGER


MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). Net assets under management of the MFS organization were approximately $140.3 billion as of December 31, 2003. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.


The Portfolio is managed by a team of equity analysts.

ING MFS TOTAL RETURN PORTFOLIO




PORTFOLIO MANAGER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio is a "balanced fund," and invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests:

     - at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities) such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and


     - at least 25%, but not more than 60%, of its net assets in non-convertible fixed income securities.

The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Portfolio Manager's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. The percentage limits described above are measured at the time of investment.

EQUITY PORTION. The Portfolio Manager uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager and its group of equity research analysts.

While the Portfolio may invest in all types of equity securities, the Portfolio Manager generally purchases equity securities of companies that the Portfolio Manager believes are undervalued in the market relative to their long-term potential. The Portfolio Manager deems equity securities of companies to be undervalued if they are temporarily out of favor in the market due to any of the following:


     -    a decline in the market;
     -    poor economic conditions;
     - developments that have affected or may affect the issuer of the securities or the issuer's industry; and
     -    the market has overlooked them.


Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The Portfolio focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

As noted above, the Portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:


     -    a fixed income stream; and

     - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

FIXED INCOME PORTION. The Portfolio invests in securities that pay a fixed interest rate, including:

     - U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by the U.S. government or one of its agencies or instrumentalities;

     - mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the Portfolio to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the Portfolio invests in a pool that includes your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the Portfolio; and


     - corporate bonds, which are bonds or other debt obligations issued by corporations or other similar entities, including lower rated securities commonly referred to as junk bonds.

In selecting fixed income investments for the Portfolio, the Portfolio Manager considers the views of its group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used as a tool in making or adjusting the Portfolio's asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed income securities, the Portfolio Manager does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

The Portfolio may invest up to 20% of its assets in foreign securities, and up to 20% of its assets in lower rated nonconvertible fixed income securities and comparable unrated securities. The Portfolio may invest with no limitation in zero-coupon bonds, loan participations, mortgage pass-through securities and American Depositary Receipts.

The Portfolio may also invest in options, futures contracts, interest rate swaps and foreign currency transactions.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                                 ALLOCATION RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK

                                DERIVATIVES RISK

                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK
                                  MORTGAGE RISK

                                   SECTOR RISK
                           UNDERVALUED SECURITIES RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

                ING MFS MID TOTAL RETURN -- ANNUAL TOTAL RETURN*

1999                 3.38
2000                16.50
2001                 0.49
2002                -5.10
2003                   __%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index Stock Price Index ("S&P 500 Index"), the Lehman Brothers Aggregate Bond Index ("LBAB Index") and the 60% S&P 500/40% LBAB Index ("Composite Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The LBAB Index and the Composite Index are included to provide additional comparison information.

                          AVERAGE ANNUAL TOTAL RETURN*



                       1 YEAR    INCEPTION
Class I Shares          ____%       ____%
Class S Shares          ____%       ____%
S&P 500 Index           ____%       ____%(1)
LBAB Index              ____%       ____%(1)
Composite Index         ____%       ____%(1)


                                  BEST QUARTER


Quarter Ended
____    ____%


                                  WORST QUARTER


Quarter Ended
____    ____%

     * Class I commenced operations on May 1, 2003 and therefore does not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year. The bar chart above reflects the returns of the Portfolio's Class S shares, which commenced operations on August 14, 1998. The performance table above reflects the returns for both Class S and Class I shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

     (1) Index return is for the period beginning August 1, 1998.


MORE ON THE MANAGER


MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). Net assets under management of the MFS organization were approximately $140.3 billion as of December 31, 2003. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Portfolio is managed by a team of portfolio managers at MFS led by David M. Calabro and comprised of Kenneth J. Enright, Steven R. Gorham, Constantinos G. Mokas, and Lisa B. Nurme, each an MFS Senior Vice President and a portfolio manager of the Portfolio's equity portion, and Brooks Taylor, an MFS Vice President and also a portfolio manager of the series' equity portion, along with Michael W. Roberge, an MFS Senior Vice President, and William J. Adams, an MFS Vice President, and each a portfolio manger of the Portfolio's fixed income securities. These individuals have been employed in the MFS investment management area since: Mr. Calabro - 1992; Mr. Enright - 1986; Mr. Gorham - 1992; Mr. Mokas - 1990; Ms. Nurme - 1987; Mr. Roberge and Mr. Taylor - 1996; and Mr. Adams - 1997.

ING PIMCO CORE BOND PORTFOLIO




PORTFOLIO MANAGER

Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE


Maximum total return, consistent with preservation of capital and prudent investment management


PRINCIPAL INVESTMENT STRATEGY


The portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within three- to six- year time frame based on the Portfolio Manager's forecast for interest rates.

The instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible, securities, preferred stock, corporate commercial paper, Yankees and Euros; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or "indexed" securities; event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; money market instruments; and collateralized debt obligations. The Portfolio may invest in derivatives based on fixed income instruments.


The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B at the time of investment or higher by Moody's or S&P or, if unrated, determined by the Portfolio Manager to be of comparable quality. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers, including Yankees and Euros. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indexes, interest rates and foreign currencies. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PRINCIPAL RISKS


The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                  CURRENCY RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK

                              HIGH-YIELD BOND RISK

                               INTEREST RATE RISK
                                 LEVERAGING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.


[CHART]

                 ING PIMCO CORE BOND -- ANNUAL TOTAL RETURN*(1)

1999                -8.62
2000                 0.94
2001                 2.46
2002                 8.68
2003                   __%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of a broad measure of market performance -- the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the Index.

                         AVERAGE ANNUAL TOTAL RETURN*(1)


                                                   8/14/98
                                        1 YEAR   (INCEPTION)
Class S Return                            ___%      ___%
Lehman Brothers Aggregate Bond Index      ___%      ___%(2)


                                  BEST QUARTER


Quarter Ended
____    ____%


                                  WORST QUARTER


Quarter Ended
____    ____%

* Class I had not commenced operations in 2003 and therefore does not have a full calendar of performance for 2003. The performance information presented above is as of December 31 for each year. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(1) PIMCO has managed the Portfolio since May 1, 2001. Prior to May 1, 2001 a different portfolio manager managed the Portfolio, and the Portfolio's strategy to invest in bonds of global issuers was different.

(2)  Index return is for the period beginning August 1, 1998.

MORE ON THE MANAGER


PIMCO's address is 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. Organized PORTFOLIO in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2003, PIMCO had approximately $ 373.8 billion in assets under management.

PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of ADAM LP. Allianz AG is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in ADAM LP and is a California-based insurance company.

A portfolio management team led by William H. Gross, Managing Director, Chief Investment Officer and founding partner of PIMCO, manages the ING PIMCO Core Bond Portfolio. The portfolio management team develops and implements investment strategy for the Portfolio.

ING STOCK INDEX PORTFOLIO

PORTFOLIO MANAGER

Aeltus Investment Management, Inc. ("ING Aeltus")

INVESTMENT OBJECTIVE

Seeks total return

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in equity securities of companies included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") or equity securities of companies that are representative of the S&P 500 Index (including derivatives). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio invests principally in common stock and employs a "passive management" approach designed to track the performance of the S&P 500 Index, which is denominated by stocks of large U.S. companies. The Portfolio usually attempts to replicate the target index by investing all, or substantially all, if its assets in stocks that make up the S&P 500 Index. The replication method implies that the Portfolio holds each security found in its target index in approximately the same proportion as represented in the index itself.

Under certain circumstances, the Portfolio may not hold all of the same securities as the S&P 500 Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the S&P 500 Index and to provide equity exposure to the Portfolio's cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the S&P 500 Index, the Portfolio does not always perform exactly like its target index. Unlike the S&P 500 Index, the Portfolio has operating expenses, and transaction costs and therefore, has a slight performance disadvantage over the S&P 500 Index. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio may change any of these investment policies (including its objective, which is non-fundamental) without shareholder approval.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                               INDEX STRATEGY RISK
                             MARKET AND COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of the date of this Prospectus, annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER

Founded in 1972, ING Aeltus, a Connecticut corporation, is a registered investment adviser with its principal office located at 10 State House Square, Hartford, Connecticut 06104-3602. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. ING Aeltus is an indirect wholly owned subsidiary of ING Groep N.V. As of December 31, 2003, ING Aeltus managed over $53.8 billion in assets.

The following person at ING Aeltus is primarily responsible for the day-to-day investment decisions for the Portfolio:



NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Rosalie Jing, CFA          Ms. Jing, Vice President, ING Aeltus, is the
                           portfolio manager. She has been with the firm
                           since 1989 and has worked in a number of portfolio
                           management roles, including management of index
                           portfolios for institutional clients. Ms. Jing is
                           a Chartered Financial Analyst.

                           PORTFOLIO FEES AND EXPENSES

The table that follows shows the estimated operating expenses paid each year by a Portfolio. These expenses are based on the expenses paid by the Portfolios in the year 2003 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract Prospectus, Prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Trust's Portfolios are not fixed or specified under the terms of your variable contract.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) Not Applicable.


                                 CLASS I SHARES
                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                                               OTHER            TOTAL OPERATING
                              MANAGEMENT FEE   DISTRIBUTION (12b-1) FEE      EXPENSES(2)           EXPENSES(4)
                              --------------   ------------------------      -----------        ---------------
ING Eagle Asset Capital
Appreciation Portfolio             ___%                 0.00%                   ___%                  ___%(5)

ING International Portfolio        ___%                 0.00%                   ___%                  ___%

ING Legg Mason Value               ___%                 0.00%                   ___%                  ___%(5)
Portfolio

ING Janus Special Equity
Portfolio                          ___%                 0.00%                   ___%                  ___%(5)

ING Julius Baer Foreign
Portfolio                          ___%                 0.00%                   ___%(3)               ___%

ING JPMorgan Small Cap
Equity Portfolio                   ___%                 0.00%                   ___%(3)               ___%(5)

ING Limited Maturity Bond
Portfolio                          ___%                 0.00%                   ___%                  ___%

ING Liquid Assets Portfolio        ___%                 0.00%                   ___%                  ___%

ING Marsico Growth
Portfolio                          ___%                 0.00%                   ___%                  ___%(5)

ING MFS Mid Cap Growth
Portfolio                          ___%(4)              0.00%                   ___%                  ___%(5)

ING MFS Research Portfolio         ___%(4)              0.00%                   ___%                  ___%(5)

ING MFS Total Return
Portfolio                          ___%(4)              0.00%                   ___%                  ___%(5)

ING PIMCO Core Bond
Portfolio                          ___%(4)              0.00%                   ___%                  ___%

ING Stock Index Portfolio          ___%                 0.00%                   ___%                  ___%


(1) This table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.

(2) The Management Agreement between the Trust and its Manager, DSI ("Manager"), provides for a "bundled fee" arrangement, under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.


(3) "Other Expenses" for the Stock Index Portfolio is estimated because they did not have a full calendar year of operations as of December 31, 2002.

(4) DSI has voluntarily agreed to waive a portion of its management fee for the ING MFS Mid Cap Growth, ING MFS Research and ING MFS Total Return Portfolios. Including these waivers, the "Total Operating Expenses" for each Portfolio for the year ended December 31, 2002, would have been 0.65%, 0.65%, and 0.65%, respectively. This arrangement may be discontinued by DSI at any time.

(5) A portion of the brokerage commissions that the ING Eagle Asset Capital Appreciation, ING Legg Mason Value, ING Janus Special Equity, ING JPMorgan Small Cap Equity, ING Marsico Growth, ING MFS Mid Cap Growth, ING MFS Research, and ING MFS Total Return Portfolios pay is used to reduce each Portfolio's expenses. Including those reductions and the MFS Voluntary Management fee waiver, the "Total Operating Expenses" for each Portfolio for the year ended December 31, 2003 would have been ___%, ___%, ___%, ___%, ___%, ___%, ___%, and
___%, respectively.


EXAMPLE. This example is intended to help you compare the cost of investing in Class I of the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class I operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                     1 YEAR           3 YEARS           5 YEARS          10 YEARS
       -----------------------------------------------------------------------------------------------
       ING Eagle Asset Capital
       Appreciation Portfolio

       ING International
       Portfolio

       ING Legg Mason Value
       Portfolio

       ING Janus Special
       Equity Portfolio

       ING Julius Baer Foreign
       Portfolio

       ING JPMorgan Small Cap
       Equity Portfolio

       ING Limited Maturity
       Bond Portfolio

       ING Liquid Assets
       Portfolio

       ING Marsico Growth
       Portfolio

       ING MFS Mid Cap Growth
       Portfolio

       ING MFS Research
       Portfolio

       ING MFS Total Return
       Portfolio

       ING PIMCO Core Bond
       Portfolio

       ING Stock Index
       Portfolio


                           SUMMARY OF PRINCIPAL RISKS

THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MAY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTIONS OF THE

PORTFOLIOS AND ARE DESCRIBED IN THIS SECTION. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENT MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ACTIVE OR FREQUENT TRADING RISK. A Portfolio may engage in active and frequent trading. Frequent trading increases transaction costs, which may generate expenses and could detract from a Portfolio's performance.

ALLOCATION RISK. A Portfolio will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by a Portfolio Manager. A Portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. Forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

CLOSED-END INVESTMENT COMPANY RISK. When a Portfolio invests in closed-end investment companies, the Portfolio indirectly pays a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

CONVERTIBLE SECURITIES RISK. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results.




CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.

DEBT SECURITIES RISK. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than market price of shorter term securities.


DERIVATIVES RISK. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect a Portfolio from adverse movements in securities prices and interest rates or as an investment strategy to help attain a portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the portfolio manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (1940
Act), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKETS RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.


EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

EXCHANGE TRADED FUND RISK. An investment in an exchange traded fund, or ETF carries substantially the same primary risks as an investment in a conventional Portfolio (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. In addition, ETFs are subject to the following risks that do not apply to conventional funds:

     - the market price of an ETF's shares may trade at a discount to their net asset value;
     - an active trading market for an ETF's shares may not develop or be maintained; or
     - trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.


FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. The market may not favor growth-oriented stocks or may not favor equities at all.


HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

INCOME RISK. A portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INDEX STRATEGY RISK. The Portfolio Manager uses an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between the Portfolio and the S&P 500 Index performance may be affected by the Portfolio's expenses, and the timing of purchases and redemptions of the Portfolio's shares.


INTEREST RATE RISK. The prices of debt securities generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.


INVESTMENT BY FUND OF FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund of funds. From time to time, the Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds of funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser or Portfolio Manager will monitor transactions by the funds of funds and will attempt to minimize any adverse effects on the Portfolio and funds of funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT MODELS RISK. The proprietary models used by the manager to evaluate securities or securities markets are based on the manager's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.


LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if a Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a portfolio's assets.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of a Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A Portfolio Manager will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective, and a Portfolio Manager could do a poor job in executing an investment strategy. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

MARKET TRENDS RISK. From time to time, the stock market may not favor the type or style of securities in which a Portfolio invests.

MATURITY RISK. Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

MORTGAGE RISK. A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because a Portfolio will have to reinvest that money at the lower prevailing interest rates.




OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter
(OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

To the extent that a Portfolio invests significantly in one geographic region or country, a Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more geographically diversified fund.


PRICE VOLATILITY RISK. The value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer, and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REIT RISK. Investing in Real Estate Investment Trusts or "REITs" may subject a portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.


SECTOR RISK. A Portfolio may, at times, invest significant assets in securities of issuers in one or more market sectors, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a Portfolio than it would on a portfolio that has securities representing a broader range of investments.

SECURITIES LENDING RISK. There is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.


SHORT SALES RISK. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Portfolio Manager believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.

SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly.

SPECIAL SITUATIONS RISK. A "special situation" arises when, in a portfolio manager's opinion, securities of a particular company will appreciate in value due to a specific development with respect to that issuer. Investments in special situation companies may not appreciate if an anticipated development does not occur or does not produce the anticipated result.

UNDERVALUED SECURITIES RISK. Prices of securities react to the economic condition of the company that issued the security. A Portfolio's equity investments in an issuer may rise or fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. A Portfolio Manager invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.


VALUE INVESTING RISK. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented stocks and may not favor equities at all.

                                MORE INFORMATION

PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Portfolio in this Prospectus, unless specifically noted under a Portfolio's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategy, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or Statement of Additional Information. This means they may not be modified or changed without a vote of the shareholders.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

The Statement of Additional Information is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website: http://www.sec.gov.

NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

A Portfolio Manager may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Portfolio Manager believes that adverse market, economic, political or other conditions may affect a Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash items, debt securities that are high quality or higher than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a Portfolio may engage, unless specifically noted under a Portfolio's principal investment strategy, are identified and discussed, together with their risks, in the Statement of Additional Information.

INDEPENDENT AUDITORS


KPMG LLP, located at 99 High Street, Boston, MA 02110.


ADMINISTRATIVE SERVICES

In addition to advisory services, DSI provides administrative and other services necessary for the ordinary operation of the Portfolios. DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. DSI also ensures that the Portfolios operate in compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a Portfolio, interest on borrowing, fees and expenses of the independent trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the portfolio managers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio, including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.


DSI has entered into a Sub-Administration Agreement with ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSI, under which ING Funds Services will provide the Portfolios with certain administrative services. The administrative services performed by ING Funds Services on behalf of DSI include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the Portfolios operate in compliance with applicable legal requirements and monitoring the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

PORTFOLIO DISTRIBUTION

DSI is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


CLASSES OF SHARES

The Portfolio's shares are classified into Adviser Class (Class A), Institutional Class (Class I), Service Class (Class S), and Retirement Class (Class R). ING Liquid Assets Portfolio does not offer Class R shares and ING Stock Index Portfolio only offers Class I shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered by this Prospectus. Class I shares are not subject to any sales loads, servicing fees or Rule 12b-1 distribution fees.

INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS

Each Portfolio is available to serve as an investment option offered through variable annuity contracts and variable life contracts available to Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. The Portfolios currently do not foresee any disadvantages to investors if the Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of variable annuity contracts, variable life insurance policies, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts form the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

                         OVERALL MANAGEMENT OF THE TRUST

THE ADVISER


Directed Services, Inc. ("DSI"), A New York corporation, is the adviser to the Trust. As of December 31, 2003, DSI managed approximately $13 billion in registered investment company assets. DSI is registered with the SEC as an investment adviser and a broker-dealer.


DSI, subject to the supervision of the Board of Trustees of the Trust, (the "Board"), acts as a "manager-of-managers" for the Trust. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, DSI delegates to each Portfolio Manager the responsibility for investment management, subject to DSI's oversight. DSI monitors the investment activities of the Portfolio Managers. From time to time, DSI also recommends the appointment of additional or replacement Portfolio Managers to the Board of the Trust. On May 24, 2002, the Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board, to replace a non-affiliated Portfolio Manager for a Portfolio, as well as change the terms of a contract with a non-affiliated Portfolio Manager without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a Portfolio Manager of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios.


MANAGEMENT FEE

The Trust pays DSI a management fee, payable monthly, based on the average daily net assets of a Portfolio (or the combined net assets of two or more Portfolios).

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:



                                                        FEE PAID TO DSI DURING 2003
    PORTFOLIO                                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)+
-----------------------------------------------------------------------------------------
  ING Eagle Asset Capital Appreciation Portfolio                   ___%
  ING International Portfolio                                      ___%
  ING Legg Mason Value Portfolio                                   ___%
  ING Janus Special Equity Portfolio                               ___%
  ING Julius Baer Foreign Portfolio                                ___%
  ING JPMorgan Small Cap Equity Portfolio***                       ___%
  ING Limited Maturity Bond Portfolio                              ___%
  ING Liquid Assets Portfolio                                      ___%
  ING Marsico Growth Portfolio*                                    ___%
  ING MFS Mid Cap Growth Portfolio**                               ___%
  ING MFS Research Portfolio**                                     ___%
  ING MFS Total Return Portfolio**                                 ___%
  ING PIMCO Core Bond Portfolio                                    ___%
  ING Stock Index Portfolio                                        ___%



+ DSI pays each Portfolio Manager a portfolio management fee for its services on a monthly basis.

* DSI voluntarily waived ___% of its management fee for the Marsico Growth Portfolio for assets in excess of $___ billion through December 31, 2003.

** For the year ended December 31, 2003, DSI voluntarily waived a portion of its management fee for MFS Mid Cap Growth, MFS Research and MFS Total Return Portfolios to __% for each Portfolio.

                                   SHARE PRICE

The net asset value (NAV) per share for each class of each Portfolio is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Portfolios do not price shares, the NAV of a Portfolio that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

The Liquid Assets Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Portfolio's Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio, there can be no assurance that the Portfolio's NAV can be maintained at $1.00 per share.

                             TAXES AND DISTRIBUTIONS


The Portfolios distribute their net investment income, if any, on their outstanding shares annually, except that net investment income of the ING Liquid Assets Portfolio is declared as a dividend daily and paid monthly and the ING Limited Maturity Bond Portfolio may declare a dividend monthly or quarterly. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by any Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio other than the ING Liquid Assets Portfolio will reduce the per share net asset value by the per share amount paid.

The Portfolios intend to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the Prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

                              FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand each of the Portfolio's financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the year ended December 31, 2003, the information has been audited by KPMG LLP, independent auditors, whose report, along with a Portfolio's financial statements, are included in the annual report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by other independent auditors.

Because the Portfolios' Class I shares do not have a full calendar year of operations, audited financial highlights are not available, therefore the audited financial highlights for the Portfolios' Class S shares are provided. Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO



                                                          YEAR           YEAR             YEAR            YEAR            YEAR
                                                          ENDED          ENDED            ENDED           ENDED           ENDED
------------------------------------------------------------------------------------------------------------------------------------
                                                        12/31/03       12/31/02#        12/31/01        12/31/00        12/31/99
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                  $      15.55    $      16.61    $      15.52    $      15.88
                                                                   -----------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                       0.13            0.12            0.13            0.17
Net realized and unrealized gain/(loss) on investments                     (2.78)          (0.86)           1.22           (0.09)
                                                                   -----------------------------------------------------------------
Total from investment operations                                           (2.65)          (0.74)           1.35            0.08
                                                                   -----------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                       (0.10)          (0.11)          (0.19)          (0.15)
Distributions from capital gains                                              --           (0.21)          (0.02)          (0.29)
Return of capital                                                             --              --           (0.05)             --
                                                                   -----------------------------------------------------------------
Total distributions                                                        (0.10)          (0.32)          (0.26)          (0.44)
                                                                   -----------------------------------------------------------------
Net asset value, end of year                                        $      12.80    $      15.55    $      16.61    $      15.52
------------------------------------------------------------------------------------------------------------------------------------
Total return                                                              (17.05)%         (4.43)%          8.77%           0.51%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of year (in 000's)                                  $    177,515    $    204,675    $    186,345    $    141,595
Ratio of operating expenses to average net assets
   Before directed brokerage reimbursement                                  0.95%           0.95%           0.95%           0.96%
   After directed brokerage reimbursement                                   0.94%             --              --              --
Ratio of net investment income to average net assets
   Before directed brokerage reimbursement                                  0.89%           0.76%           0.92%           1.11%
   After directed brokerage reimbursement                                   0.90%             --              --              --
Portfolio turnover rate                                                       41%             61%             84%             62%
------------------------------------------------------------------------------------------------------------------------------------



     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING INTERNATIONAL PORTFOLIO



                                                                                        YEAR        YEAR           PERIOD
                                                                                        ENDED       ENDED           ENDED
------------------------------------------------------------------------------------------------------------------------------
                                                                                      12/31/03     12/31/02#      12/31/01**
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                              $       8.29    $       8.26
                                                                                                  ------------    ------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                                                              0.06           (0.00)(1)
Net realized and unrealized gain/(loss) on investments and foreign currencies                            (1.40)           0.03
                                                                                                  ------------    ------------
Total from investment operations                                                                         (1.34)           0.03

LESS DISTRIBUTIONS:
Dividends from net investment income                                                                     (0.04)             --
Distributions from capital gains                                                                         (0.02)             --

Total distributions                                                                                      (0.06)

Net asset value, end of period                                                                    $       6.89    $       8.29
-------------------------------------------------------------------------------------------------------------------------------
Total return                                                                                            (16.15)%          0.36%++
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                              $    139,789    $    171,577
Ratio of operating expenses to average net assets                                                         1.26%        1.25 %+
Ratio of net investment loss to average net assets                                                        0.69%          (0.15)%+
Portfolio turnover rate                                                                                    115%             99%
-------------------------------------------------------------------------------------------------------------------------------



     **  The International Portfolio commenced operations on December 17, 2001.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
     (1) Amount is less than 0.01.

ING LEGG MASON VALUE PORTFOLIO*



                                                                      YEAR         YEAR            YEAR           PERIOD
                                                                      ENDED        ENDED           ENDED          ENDED
-----------------------------------------------------------------------------------------------------------------------------
                                                                    12/31/03     12/31/02          12/31/01     12/31/00**#
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $      8.97     $      9.97    $     10.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                                   0.04            0.02           0.07
Net realized and unrealized loss on investments and
  foreign currencies                                                                   (1.78)          (0.97)         (0.09)
                                                                                ---------------------------------------------
Total from investment operations                                                       (1.74)          (0.95)         (0.02)
                                                                                ---------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                                   (0.03)          (0.05)         (0.01)
                                                                                ---------------------------------------------
Net asset value, end of period                                                   $      7.20     $      8.97    $      9.97
=============================================================================================================================
Total return                                                                          (19.41)%         (9.51)%        (0.21)%++
=============================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                             $   130,480     $    93,222    $    15,231
Ratio of operating expenses to average net assets:
    Before directed brokerage reimbursement                                             1.11%           1.11%          1.10%+
    After directed brokerage reimbursement                                              1.08%             --             --
Ratio of net investment income to average net assets:
    Before directed brokerage reimbursement                                             0.46%           0.93%          2.63%+
    After directed brokerage reimbursement                                              0.49%             --             --
Portfolio turnover rate                                                                   50%             42%             5%
-----------------------------------------------------------------------------------------------------------------------------



     * On May 3, 2004, Legg Mason Funds Management Inc. became the Portfolio Manager and the Portfolio has been renamed the ING Legg Mason Value Portfolio. From September 9, 2002 through April 30, 2004, Janus Capital Management served as Portfolio Manager and this Portfolio was known as the ING Janus Growth and Income Portfolio. On January 30, 2002 there was a name change from Growth and Income Portfolio to Janus Growth and Income Portfolio.
     **  Class S shares commenced operations on October 2, 2000.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING JANUS SPECIAL EQUITY PORTFOLIO



                                                                      YEAR         YEAR            YEAR           PERIOD
                                                                      ENDED        ENDED           ENDED          ENDED
-----------------------------------------------------------------------------------------------------------------------------
                                                                    12/31/03     12/31/02#        12/31/01      12/31/00*#
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $      8.44     $      8.91     $     10.00
                                                                              -----------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                                          (0.03)           0.00(1)         0.04
Net realized and unrealized loss on investments and
  foreign currencies                                                                  (2.16)          (0.45)          (1.12)
                                                                              -----------------------------------------------
Total from investment operations                                                      (2.19)          (0.45)          (1.08)
                                                                              -----------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                                     --           (0.02)          (0.01)
Dividends from capital gains                                                             --              --           (0.00)(1)
                                                                              -----------------------------------------------
Total distributions                                                                      --           (0.02)          (0.01)
                                                                              -----------------------------------------------
Net asset value, end of period                                                  $      6.25     $      8.44     $      8.91
=============================================================================================================================
Total return                                                                         (25.95)%         (5.03)%        (10.80)%++
=============================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                            $    21,815     $    26,151     $     8,125
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                                             1.11%           1.11%           1.10%+
   After directed brokerage reimbursement                                              1.07%             --              --
Ratio of net investment income/(loss) to average net assets:
   Before directed brokerage reimbursement                                            (0.46)%          0.25%           1.92%+
   After directed brokerage reimbursement                                             (0.42)%            --              --
Portfolio turnover rate                                                                  54%             95%             12%
-----------------------------------------------------------------------------------------------------------------------------



     *   The Special Equity Portfolio commenced operations on October 2, 2000.
     +   Annualized
     ++  Non=annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
     (1) Amount is less than 0.01.

ING JULIUS BAER FOREIGN PORTFOLIO*



                                                                YEAR          YEAR
                                                                ENDED         ENDED
-------------------------------------------------------------------------------------------
                                                              12/31/03     12/31/02**#
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $   10.00
                                                             ------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                          0.04
Net realized and unrealized loss on investments
  and foreign currencies                                                      (1.74)
                                                             ------------------------------
Total from investment operations                                              (1.70)
                                                             ------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                          (0.02)
                                                             ------------------------------
Net asset value, end of period                                            $    8.28
===========================================================================================
Total return                                                                 (16.97)%++
===========================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                      $   9,147
Ratio of operating expenses to average net assets                              1.25%+
Ratio of net investment income to average net assets                           0.57%+
Portfolio turnover rate                                                          23%
-------------------------------------------------------------------------------------------



     * From May 1, 2002 through September 2, 2003, the Portfolio was known as the ING JPMorgan Fleming International Enhanced EAFE Portfolio.
     **  The Portfolio commenced operations on May 1, 2002.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO



                                                                YEAR          YEAR
                                                                ENDED         ENDED
-------------------------------------------------------------------------------------------
                                                              12/31/03     12/31/02*#
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $   10.00
                                                             ------------------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment loss                                                           (0.03)
Net realized and unrealized loss on investments                               (2.05)
                                                             ------------------------------
Total from investment operations                                              (2.08)
                                                             ------------------------------
Net asset value, end of period                                            $    7.92
===========================================================================================
Total return                                                                 (20.80)%++
===========================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                        $13,458
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                                     1.15%+
   After directed brokerage reimbursement                                      1.13%+
Ratio of net investment loss to average net assets:
     Before directed brokerage reimbursement                                  (0.50)%+
     After directed brokerage reimbursement                                   (0.48)%+
Portfolio turnover rate                                                          15%
-------------------------------------------------------------------------------------------



     *   The Portfolio commenced operations on May 1, 2002.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING LIMITED MATURITY BOND PORTFOLIO*



                                                           YEAR        YEAR           YEAR             YEAR          YEAR
                                                           ENDED       ENDED          ENDED            ENDED         ENDED
---------------------------------------------------------------------------------------------------------------------------------
                                                         12/31/03    12/31/02#       12/31/01         12/31/00      12/31/99
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                  $      11.02    $      10.53    $      10.42   $      10.68
                                                                   --------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                       0.46              41            0.55           0.48
Net realized and unrealized gain/(loss) on investments                      0.34            0.52            0.26          (0.36)
                                                                   --------------------------------------------------------------
Total from investment operations                                            0.80            0.93            0.81           0.12
                                                                   --------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                       (0.33)          (0.44)          (0.70)         (0.38)

Distributions from capital gains                                           (0.05)             --              --             --
                                                                   --------------------------------------------------------------
Total distributions                                                        (0.38)          (0.44)          (0.70)         (0.38)
                                                                   --------------------------------------------------------------
Net asset value, end of year                                        $      11.44    $      11.02    $      10.53   $      10.42
=================================================================================================================================
Total return                                                                7.24%           8.84%           7.73%          1.13%
=================================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                                  $    611,262    $    462,492    $    251,060   $    207,109
Ratio of operating expenses to average net assets                           0.53%           0.53%           0.55%          0.57%
Ration of operating expenses to average net assets,
   including interest expense                                                 --            0.54%           0.56%            --
Ratio of net investment income to average net assets                        4.03%           4.98%           6.11%          5.29%
Portfolio turnover rate                                                      169%            117%            153%           128%
---------------------------------------------------------------------------------------------------------------------------------


     * On January 2, 1998, ING Investment Management, LLC ("IIM") became the Portfolio Manager of the Portfolio.
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING LIQUID ASSETS PORTFOLIO*



                                                           YEAR        YEAR           YEAR             YEAR          YEAR
                                                           ENDED       ENDED          ENDED            ENDED         ENDED
---------------------------------------------------------------------------------------------------------------------------------
                                                         12/31/03    12/31/02#       12/31/01         12/31/00      12/31/99
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                  $       1.00    $       1.00    $       1.00   $       1.00
                                                                   --------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                      0.014           0.038           0.059          0.046
                                                                   --------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                      (0.014)         (0.038)         (0.059)        (0.046)
                                                                   --------------------------------------------------------------
Net asset value, end of period                                      $       1.00    $       1.00    $       1.00   $       1.00
=================================================================================================================================
Total return                                                                1.43%           3.85%           6.05%          4.74%
=================================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                                  $  1,091,743    $  1,126,626    $    718,891   $    579,848
Ratio of operating expenses to average net assets                           0.53%           0.54%           0.55%          0.56%
Ratio of net investment income to average net assets                        1.42%           3.63%           5.91%          4.71%
---------------------------------------------------------------------------------------------------------------------------------



     * On January 2, 1998, ING Investment Management, LLC ("IIM") became the Portfolio Manager of the Portfolio
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING MARSICO GROWTH PORTFOLIO**



                                                YEAR            YEAR          YEAR            YEAR          YEAR
                                                ENDED           ENDED         ENDED           ENDED         ENDED
------------------------------------------------------------------------------------------------------------------------
                                               12/31/03       12/31/02#     12/31/01        12/31/00       12/31/99
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $      13.80   $      19.78   $      27.49   $      15.62
                                             ---------------------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                       (0.02)          0.00(1)        0.29          (0.03)

Net realized and unrealized gain/(loss) on
  investments and foreign currencies                               (4.06)         (5.98)         (6.43)         12.23
                                             ---------------------------------------------------------------------------
Total from investment operations                                   (4.08)         (5.98)         (6.14)         12.20
                                             ---------------------------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income                                  --             --          (0.34)            --
Distributions from capital gains                                      --             --          (1.23)         (0.33)
Return of capital                                                     --             --          (0.00)(1)         --
                                             ---------------------------------------------------------------------------
Total distributions                                                   --             --          (1.57)         (0.33)
                                             ---------------------------------------------------------------------------
Net asset value, end of period                              $       9.72   $      13.80   $      19.78   $      27.49
========================================================================================================================
Total return                                                      (29.57)%       (30.23)%       (21.99)%        78.13%
========================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of period (in 000's)                        $    616,225   $  1,101,625   $  1,638,875   $  1,416,872
Ratio of operating expenses to average net
  assets
  Before directed brokerage reimbursement                           1.04%          1.01%          0.99%          1.04%
  After directed brokerage reimbursement                            0.97%            --             --             --
Ratio of net investment income/(loss) to
  average
  net assets
  Before directed brokerage reimbursement                          (0.22)%         0.01%          0.19%         (0.40)%
  After directed brokerage reimbursement                           (0.15)%           --             --             --
Portfolio turnover rate                                              186%            88%            60%           116%
------------------------------------------------------------------------------------------------------------------------



     ** Since December 14, 2002, Marsico Capital Management, LLC has served as Portfolio Manager for the Portfolio. Prior to that date, a different firm served as Portfolio Manager. Prior to March 1, 1999, the Portfolio was named the ING Value + Growth Portfolio.
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
     (1) Amount is less than $0.01.

ING MFS MID CAP GROWTH PORTFOLIO



                                                         YEAR           YEAR             YEAR         YEAR            YEAR
                                                         ENDED          ENDED            ENDED        ENDED           ENDED
----------------------------------------------------------------------------------------------------------------------------------
                                                        12/31/03      12/31/02#        12/31/01     12/31/00        12/31/99
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $      14.18    $      18.67    $      29.59   $      18.10
                                                                   ---------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                                (0.05)          (0.10)          (0.10)         (0.03)
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                   (6.87)          (4.31)           1.43          14.22
                                                                   ---------------------------------------------------------------
Total from investment operations                                            (6.92)          (4.41)           1.33          14.19
                                                                   ---------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                           --              --              --             --
Distributions from capital gains                                               --           (0.08)         (12.25)         (2.70)
                                                                   ---------------------------------------------------------------
Total distributions                                                            --           (0.08)         (12.25)         (2.70)
                                                                   ---------------------------------------------------------------
Net asset value, end of period                                       $       7.26    $      14.18    $      18.67   $      29.59
==================================================================================================================================
Total return                                                               (48.80)%        (23.62)%          8.18%         79.05%
==================================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                 $    522,323    $  1,133,396    $  1,461,745   $    781,807
Ratio of operating expenses to average net assets:
 Before directed brokerage and sub-advisory
   expense reimbursement                                                     0.90%           0.89%           0.88%          0.91%
 After directed brokerage and sub-advisory
   expense reimbursement                                                     0.84%             --              --             --
Ratio of net investment income/(loss) to average net
  assets
 Before directed brokerage and sub-advisory
   expense reimbursement                                                    (0.50)%         (0.64)%         (0.58)%        (0.21)%
 After directed brokerage and sub-advisory
   expense reimbursement                                                    (0.44)%            --              --             --
Portfolio turnover rate                                                          163%              94%           150%        59%
----------------------------------------------------------------------------------------------------------------------------------


     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING MFS RESEARCH PORTFOLIO



                                                         YEAR           YEAR             YEAR         YEAR             YEAR
                                                         ENDED          ENDED            ENDED        ENDED            ENDED
----------------------------------------------------------------------------------------------------------------------------------
                                                        12/31/03      12/31/02#        12/31/01     12/31/00         12/31/99
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $      16.00    $      20.95    $      24.81   $      20.31
                                                                   ---------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                                 0.07            0.03           (0.01)          0.01
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                   (4.05)          (4.53)          (1.25)          4.90
                                                                   ---------------------------------------------------------------
Total from investment operations                                            (3.98)          (4.50)          (1.26)          4.91
                                                                   ---------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                        (0.06)          (0.02)          (0.04)         (0.01)
Distributions in excess of net investment income                               --              --              --             --
Distributions from capital gains                                               --           (0.43)          (2.56)         (0.40)
                                                                   ---------------------------------------------------------------
Total distributions                                                         (0.06)          (0.45)          (2.60)         (0.41)
                                                                   ---------------------------------------------------------------
Net asset value, end of period                                              11.96    $      16.00    $      20.95   $      24.81
==================================================================================================================================
Total return                                                               (24.87)%        (21.46)%         (4.54)%        24.23%
==================================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                 $    563,470    $    871,059    $  1,147,196   $  1,014,656
Ratio of operating expenses to average net assets:
 Before directed brokerage and sub-advisory
   expense reimbursement                                                     0.90%           0.89%           0.88%          0.91%
 After directed brokerage and sub-advisory
   expense reimbursement                                                     0.84%             --              --             --
Ratio of net investment income/(loss) to average net
  assets:
 Before directed brokerage and sub-advisory
   expense reimbursement                                                     0.51%           0.15%          (0.06)%         0.02%
 After directed brokerage and sub-advisory
   expense reimbursement                                                     0.57%             --              --             --
Portfolio turnover rate                                                       109%             97%             87%            89%
---------------------------------------------------------------------------------------------------------------------------------



     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING MFS TOTAL RETURN PORTFOLIO



                                                                   YEAR           YEAR            YEAR           PERIOD
                                                                   ENDED          ENDED           ENDED          ENDED
-----------------------------------------------------------------------------------------------------------------------------
                                                                 12/31/02#       12/31/01       12/31/00        12/31/99
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $      15.98    $      17.00    $      15.80   $      15.80
                                                              ---------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                  0.44            0.44            0.50           0.42
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                             (1.25)          (0.37)           2.07           0.11
                                                              ---------------------------------------------------------------
Total from investment operations                                      (0.81)           0.07            2.57           0.53
                                                              ---------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (0.34)          (0.46)          (0.63)         (0.31)
Distributions from capital gains                                      (0.02)          (0.63)          (0.74)         (0.22)
                                                              ---------------------------------------------------------------
Total distributions                                                   (0.36)          (1.09)          (1.37)         (0.53)
                                                              ---------------------------------------------------------------
Net asset value, end of period                                 $      14.81    $      15.98    $      17.00   $      15.80
=============================================================================================================================
Total return                                                          (5.10)%          0.49%          16.50%          3.38%
=============================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                           $  1,026,503    $  1,002,724    $    832,527   $    675,754
Ratio of operating expenses to average net assets:
Before directed brokerage and sub-advisory
  expense reimbursement                                                0.90%           0.89%           0.88%          0.91%
After directed brokerage and sub-advisory
   expense reimbursement                                               0.89%             --              --             --
Ratio of net investment income to average net assets:
 Before directed brokerage and sub-advisory
   expense reimbursement                                               2.81%           2.88%           3.28%          3.04%
 After directed brokerage and sub-advisory
   expense reimbursement                                               2.82%             --              --             --
Portfolio turnover rate                                                  81%            106%            113%            81%
-----------------------------------------------------------------------------------------------------------------------------



     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING PIMCO CORE BOND PORTFOLIO**



                                                         YEAR           YEAR             YEAR         YEAR           YEAR
                                                         ENDED          ENDED            ENDED        ENDED          ENDED
---------------------------------------------------------------------------------------------------------------------------------
                                                        12/31/03      12/31/02#        12/31/01     12/31/00        12/31/99
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $       9.79    $       9.60    $      10.06   $      11.17
                                                                   --------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                        0.36            0.26            0.12           0.34
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                    0.48           (0.02)          (0.03)         (1.30)
                                                                   --------------------------------------------------------------
Total from investment operations                                             0.84            0.24            0.09          (0.96)
                                                                   --------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                        (0.16)             --           (0.32)         (0.14)
Dividends in excess of net investment income                                   --              --              --             --
Distributions from capital gains                                            (0.08)          (0.05)          (0.00)(1)         --
Distributions in excess of capital gains                                       --              --              --          (0.01)
Return of capital                                                              --              --           (0.23)            --
                                                                   --------------------------------------------------------------
Total distributions                                                         (0.24)          (0.05)          (0.55)         (0.15)
                                                                   --------------------------------------------------------------
Net asset value, end of period                                       $      10.39    $       9.79    $       9.60   $      10.06
=================================================================================================================================
Total return                                                                 8.68%           2.46%           0.94%         (8.62)%
=================================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                 $    437,548    $    122,176    $     47,126   $     30,371
Ratio of operating expenses to average net assets                            0.93%           1.13%           1.60%          1.60%
Ratio of net investment income to average net assets                         3.56%           3.30%           3.62%          3.17%
Portfolio turnover rate                                                       605%            745%            156%            87%
---------------------------------------------------------------------------------------------------------------------------------



     ** Since May 1, 2001, Pacific Investment Management Company has served as the Portfolio Manager of the Portfolio. Prior to that date a different firm served as Portfolio Manager. Along with this change was a name change from the Global Fixed Income Portfolio to the Core Bond Portfolio and a change of investment strategy.
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
     (1) Amount is less than $0.01.

ING INVESTORS TRUST

PROSPECTUS

MAY 1, 2004

INSTITUTIONAL CLASS

                             BALANCED FUNDS
                                ING T. Rowe Price Capital Appreciation Portfolio ING UBS U.S. Balanced Portfolio

                             STOCK FUNDS
                                ING AIM MID CAP GROWTH PORTFOLIO
                                ING ALLIANCE MID CAP GROWTH PORTFOLIO
                                ING CAPITAL GUARDIAN LARGE CAP VALUE PORTFOLIO ING CAPITAL GUARDIAN SMALL CAP PORTFOLIO
                                ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO
                                ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM)
                                ING HARD ASSETS PORTFOLIO
                                ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO
                                ING MERCURY FOCUS VALUE PORTFOLIO
                                ING MERCURY FUNDAMENTAL GROWTH PORTFOLIO
                                ING SALOMON BROTHERS ALL CAP PORTFOLIO
                                ING SALOMON BROTHERS INVESTORS PORTFOLIO
                                ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
                                ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
                                ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
                                ING VAN KAMPEN REAL ESTATE PORTFOLIO

                                INTERNATIONAL/GLOBAL
                                ING Capital Guardian Managed Global Portfolio ING Developing World Portfolio
                                ING Van Kampen Global Franchise Portfolio

                             GOLDMAN SACHS INTERNET TOLLKEEPER(SM) IS A SERVICE MARK OF GOLDMAN, SACHS & CO.

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

                                                                      [ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT IS: NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR OBJECTIVE.

THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DIASAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS


                                                                            PAGE
INTRODUCTION
ING Investors Trust
Investment Adviser
Portfolios and Portfolio Managers
Class of Shares
Investing through your Variable Contract
    or Qualified Plan
Why Reading this Prospectus is Important


DESCRIPTION OF THE PORTFOLIOS
    ING AIM Mid Cap Growth
    ING Alliance Mid Cap Growth
    ING Capital Guardian Large Cap
    ING Capital Guardian Managed Global
    ING Capital Guardian Small Cap
    ING Developing World
    ING FMRSM Diversified Mid Cap
    ING Goldman Sachs Internet
    TollkeeperSM
    ING Hard Assets
    ING Jennison Equity Opportunities
    ING Mercury Focus Value
    ING Mercury Fundamental Growth
    ING Salomon Brothers All Cap
    ING Salomon Brothers Investors
    ING T. Rowe Price Capital Appreciation
    ING T. Rowe Price Equity Income
    ING UBS U.S. Balanced
    ING Van Kampen Equity Growth
    ING Van Kampen Global Franchise
    ING Van Kampen Growth and Income
    ING Van Kampen Real Estate

PORTFOLIO FEES AND EXPENSES

SUMMARY OF PRINCIPAL RISKS

MORE INFORMATION
    Percentage and Rating Limitations
    A Word about Portfolio Diversity
    Additional Information about the
       Portfolios
    Non-Fundamental Investment Policies
    Temporary Defensive Positions
    Independent Auditors

MORE INFORMATION (CONTINUED)
    Administrative Services
    Portfolio Distribution
    Classes of Shares

OVERALL MANAGEMENT OF THE TRUST
    The Adviser
    Management Fee
    Interests of the Holders of the
      Variable Insurance Contracts
      And Policies and Qualified
      Retirement Plans

SHARE PRICE

TAXES AND DISTRIBUTIONS

FINANCIAL HIGHLIGHTS

TO OBTAIN MORE INFORMATION                                                  Back

ING INVESTORS TRUST TRUSTEES                                                Back


AN INVESTMENT IN ANY PORTFOLIO OF THE TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

                                  INTRODUCTION

ING INVESTORS TRUST


The ING Investors Trust (the "Trust") is an open-end management investment company. The Trust is a group of mutual funds (referred to individually as a "Portfolio" and collectively, as the "Portfolios"). Not all of the Portfolios are offered in this prospectus ("Prospectus").


INVESTMENT ADVISER


Directed Services, Inc. ("DSI" or the "Adviser") is the investment adviser of each Portfolio, and each Portfolio has a sub-adviser referred to herein as a "Portfolio Manager". DSI is a wholly owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management.


PORTFOLIOS AND PORTFOLIO MANAGERS


ING AIM Mid Cap Growth Portfolio -- A I M Capital Management, Inc.
ING Alliance Mid Cap Growth Portfolio -- Alliance Capital Management L.P.
ING Capital Guardian Large Cap Value Portfolio -- Capital Guardian Trust Company ING Capital Guardian Managed Global Portfolio -- Capital Guardian Trust Company ING Capital Guardian Small Cap Portfolio -- Capital Guardian Trust Company
ING Developing World Portfolio - ING Investment Management Advisors B.V.
ING FMRSM Diversified Mid Cap Portfolio -- Fidelity Management & Research
 Company
ING Goldman Sachs Internet TollkeeperSM  Portfolio -- Goldman Sachs Asset
 Management, L.P.
ING Hard Assets Portfolio -- Baring International Investment Limited
ING Jennison Equity Opportunities Portfolio -- Jennison Associates LLC
ING Mercury Focus Value Portfolio -- Mercury Advisors
ING Mercury Fundamental Growth Portfolio -- Mercury Advisors
ING Salomon Brothers All Cap Portfolio -- Salomon Brothers Asset Management Inc. ING Salomon Brothers Investors Portfolio -- Salomon Brothers Asset Management
 Inc.
ING T. Rowe Price Capital Appreciation Portfolio -- T. Rowe Price Associates,
 Inc.
ING T. Rowe Price Equity Income Portfolio -- T. Rowe Price Associates, Inc.
ING UBS U.S. Balanced Portfolio -- UBS Global Asset Management (Americas) Inc. ING Van Kampen Equity Growth Portfolio -- Van Kampen
ING Van Kampen Global Franchise Portfolio -- Van Kampen
ING Van Kampen Growth and Income Portfolio -- Van Kampen
ING Van Kampen Real Estate Portfolio -- Van Kampen


CLASS OF SHARES


Pursuant to a multiple class plan, each Portfolio offers four classes of shares. This Prospectus relates only to the Institutional Class (Class I) shares of the Trust. For more information about share classes, please refer to the section of this Prospectus entitled "Classes of Shares."


INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN


Shares of the Portfolios of the Trust may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates. Class S shares, which are not offered in this Prospectus, also may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.


WHY READING THIS PROSPECTUS IS IMPORTANT


This Prospectus explains the investment objective, strategy, and risks of each of the Portfolios of the Trust offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

                          DESCRIPTION OF THE PORTFOLIOS

ING AIM MID CAP GROWTH PORTFOLIO




PORTFOLIO MANAGER

A I M Capital Management, Inc. ("AIM Capital")

INVESTMENT OBJECTIVE

Capital appreciation

PRINCIPAL INVESTMENT STRATEGY


The Portfolio seeks to meet its objective by investing, normally, at least 80% of its assets in securities of mid-capitalization companies. In complying with this 80% investment requirement, the Portfolio will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as debt securities and synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Portfolio considers a company to be a mid-capitalization company it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap(R) Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000(R) Index. The Russell 1000(R) Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. These companies are considered representative of medium-sized companies. Under normal conditions, the top 10 holdings may comprise up to 40% of the Portfolio's total assets.


The Portfolio may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the Portfolio may also hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.


The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have favorable prospects for future growth. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.


The Portfolio may also loan up to 33 1/3% of its total assets.

In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the Portfolio may not achieve its investment objective.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the Portfolio does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's Class S shares' past performance is not an indication of future performance.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.


[CHART]

               ING AIM MID CAP GROWTH -- ANNUAL TOTAL REPORT *(1)


          1996               19.39
          1997               23.16
          1998                0.84
          1999               56.24
          2000              -12.45
          2001              -21.17
          2002               31.69
          2003               _____

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Russell Midcap(R) Growth Index. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.


                         AVERAGE ANNUAL TOTAL RETURN*(1)


                                                            10/2/95
                                   1 YEAR     5 YEAR      (INCEPTION)
Class S Return                      ___%       ___%          ___%
Russell Midcap(R) Growth Index      ___%       ___%          ___%(2)


                                  BEST QUARTER


Quarter Ended    ______     _______%


                                  WORST QUARTER


Quarter Ended    ______     _______%



* Class I shares had not commenced operations in 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced October 2, 1995. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(1) AIM Capital has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

(2)  Index return is for the period beginning October 1, 1995.

MORE ON THE PORTFOLIO MANAGER


A I M Capital has managed the Portfolio since March 1, 1999. AIM Capital is an indirect subsidiary of AMVESCAP, one of the world's largest independent investment companies. As of December 31, 2003, AIM Capital and its immediate parent, A I M Advisors, Inc., managed approximately $149 billion in assets. The address of AIM Capital is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


The following persons at AIM Capital are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                   POSITION AND RECENT BUSINESS EXPERIENCE
----                   --------------------------------------------------------------
Karl Farmer            Portfolio Manager

                       Mr. Farmer has been associated with AIM Capital and its affiliates since 1998. Prior to 1998, Mr. Farmer spent six years as a pension actuary with William M. Mercer, Inc., focusing on retirement plans and other benefit programs.

Jay K. Rushin          Portfolio Manager

                       Mr. Rushin has been associated with AIM Capital and/or its affiliates from 1998 to the present and 1994 to 1996. During the period of 1996 to 1998, Mr. Rushin worked as an associate equity analyst at Prudential Securities.

ING ALLIANCE MID CAP GROWTH PORTFOLIO


PORTFOLIO MANAGER

Alliance Capital Management L.P. ("Alliance Capital")

INVESTMENT OBJECTIVE

Long-term total return

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests primarily in common stocks of middle capitalization companies. The Portfolio normally invests substantially all of its assets in high-quality common stocks that Alliance expects to increase in value. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in mid-capitalization companies. For purposes of this policy, net assets includes any borrowings for investment purposes. The Portfolio also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The Portfolio may invest without limit in foreign securities. The Portfolio generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.


The Portfolio also may:

-   write exchange-traded covered call options on up to 25% of its total assets;

-   make secured loans on portfolio securities of up to 25% of its total assets;

- enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets; and


- enter into futures contracts on securities indexes and options on such futures contracts.


PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                           CONVERTIBLE SECURITIES RISK

                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.


             ING ALLIANCE MID CAP GROWTH -- ANNUAL TOTAL RETURN*(1)

               1999       25.56
               2000      -17.12
               2001      -13.73
               2002      -30.04
               2003          __%




   The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Russell Midcap(R)Growth Index. The Russell Midcap(R)Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.



                         AVERAGE ANNUAL TOTAL RETURN*(1)



                                                         8/14/98
                                              1 YEAR   (INCEPTION)
Class S Return                                 ____%      ___%
Russell Midcap(R)Growth Index                  ____%      ___%(2)


                                  BEST QUARTER


Quarter Ended    ______     _______%


                                  WORST QUARTER


Quarter Ended    ______     _______%



* Class I shares had not commenced operations in 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced on August 18, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(1) Alliance Capital has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

(2) Index return is for the period beginning August 1, 1998.

MORE ON THE PORTFOLIO MANAGER


Alliance Capital is a leading global investment management firm supervising client accounts with assets totaling approximately $475 billion as of December 31, 2003. Alliance Capital provides investment management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance Capital is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios.

As of December 31, 2003, Alliance Holding owns approximately 31% of the units of limited partnership interest in Alliance Capital. AXA Financial, Inc. owns approximately 55% of the outstanding publicly traded Alliance Holding Units and approximately 1.9% of the outstanding Alliance Capital Units, which, including the general partnership interests, Alliance Capital and Alliance Holding, represents a 55.5% economic interest in Alliance Capital. AXA Financial, Inc. is a wholly owned subsidiary of AXA one of the largest global financial services organizations.


The following person at Alliance Capital is primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                   POSITION AND RECENT BUSINESS EXPERIENCE
----                   -----------------------------------------------
Catherine              Wood Senior Vice President and Portfolio
                       Manager, Alliance Capital, and Chief Investment
                       Officer, Regent Investor Services, a division
                       of Alliance Capital.

                       Ms. Wood joined Alliance Capital in 2001 from
                       Tupelo Capital Management where she was a general partner, co-managing global equity-oriented portfolios. Prior to that, Ms.
                       Wood worked for 19 years with Jennison
                       Associates as a Director and Portfolio Manager,
                       Equity Research Analyst and Chief Economist.

ING CAPITAL GUARDIAN LARGE CAP VALUE PORTFOLIO

PORTFOLIO MANAGER

Capital Guardian Trust Company ("Capital Guardian")


INVESTMENT OBJECTIVE

Long-term growth of capital and income

PRINCIPAL INVESTMENT STRATEGY


The Portfolio Manager seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of companies with market capitalizations greater than $1 billion at the time of investment.


In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Portfolio may hold American Depositary Receipts, which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars, and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts and Global Depositary Receipts. The Portfolio may invest a portion of its assets in debt securities and cash equivalents. The Portfolio may also engage in hedging transactions including put and call options on securities, financial futures contracts, including stock index futures, and interest rate and currency.


The Portfolio may also lend up to 33 1/3% of its total assets.


PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:


                                DERIVATIVES RISK

                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.

          ING CAPITAL GUARDIAN LARGE CAP VALUE -- ANNUAL TOTAL RETURN*


          2001       -3.62
          2002      -23.79
          2003          __%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Standard & Poor's 500 Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks.



                 AVERAGE ANNUAL TOTAL RETURN*

                                                          2/1/00
                                              1 YEAR   (INCEPTION)
Class S Return                                 ____%      ___%
S&P 500 Index                                  ____%      ___%


                                  BEST QUARTER


Quarter Ended     ______     _______%


                                  WORST QUARTER


Quarter Ended     ______     _______%



* Class I shares had not commenced operations in 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced February 1, 2000. Class S shares are not offered in this prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


MORE ON THE PORTFOLIO MANAGER


Capital Guardian, located at 333 South Hope Street, Los Angeles, CA 90071, has managed the Portfolio since inception. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $146 billion in assets as of December 31, 2003.


The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                   POSITION AND RECENT BUSINESS EXPERIENCE
----                   -----------------------------------------------
Karen A. Miller        Ms. Miller is a Senior Vice President and
                       Director of Capital International Research,
                       Inc., with portfolio management
                       responsibilities for Capital Guardian Trust
                       Company. She joined the Capital Guardian
                       Organization in 1990 where she served in
                       various

                         portfolio management positions.

  Michael R. Ericksen    Mr. Ericksen is a Senior Vice President and
                         Portfolio Manager. He joined the Capital
                         Guardian organization in 1987 where he served
                         in various capacities.

  David Fisher           Mr. Fisher is Chairman of the Board of Capital
                         Guardian Group International, Inc. and Capital
                         Guardian. He joined the Capital Guardian
                         organization in 1969 where he served in various
                         portfolio management positions.

  Theodore Samuels       Mr. Samuels is a Senior Vice President and
                         Director for Capital Guardian, as well as a
                         Director of Capital International Research,
                         Inc. He joined the Capital Guardian
                         organization in 1981 where he served in various
                         portfolio management positions.

  Eugene P. Stein        Mr. Stein is Executive Vice President, a
                         Director, a portfolio manager, and Chairman of
                         the Investment Committee for Capital Guardian.
                         He joined the Capital Guardian organization in
                         1972 where he served in various portfolio
                         manager positions.

  Terry Berkemeier       Mr. Berkemeier is a Vice President of Capital
                         International Research, Inc. with U.S. equity
                         portfolio management responsibility in Capital
                         Guardian. He joined the Capital Guardian
                         organization in 1992.

  Alan J. Wilson         Mr. Wilson is an Executive Vice President and
                         U.S. Research Director for Capital
                         International Research, Inc. (CIRI). He is also
                         an investment analyst for CIRI with portfolio
                         management responsibilities, specializing in
                         U.S. oil services and household products. He
                         also serves as Vice President and a Director of
                         Capital Guardian Trust Company. Prior to
                         joining the organization in 1991, Mr. Wilson
                         was a consultant with the Texas Eastern
                         Corporation.

ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO

PORTFOLIO MANAGER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Capital appreciation.  Current income is only an incidental consideration.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests primarily in common stocks traded in securities markets throughout the world. The Portfolio may invest up to 100% of its total assets in securities traded in securities markets outside the United States. The Portfolio generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States.


In unusual market circumstances where the Portfolio Manager believes that foreign investing may be unduly risky, all of the Portfolio's assets may be invested in the United States. The Portfolio may hold a portion of its assets in debt securities, cash or money market instruments.

The Portfolio may invest in any type of company, large or small, with earnings that show a relatively strong growth trend, or in a company in which significant further growth is not anticipated but whose securities are thought to be undervalued. The Portfolio may also invest in small and relatively less well known companies.

The Portfolio may write covered put and call options on securities and indexes, purchase and sell futures contracts, and enter into foreign currency transactions. The Portfolio may also engage in short sales (up to 25% of total assets) and borrow up to 10% of total assets (up to 25% to meet redemptions).

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK

                                DERIVATIVES RISK

                              DIVERSIFICATION RISK

                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                                SHORT SALES RISK
                               SMALL COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares' from year-to-year.


         ING CAPITAL GUARDIAN MANAGED GLOBAL -- ANNUAL TOTAL RETURN*(1)

          1994           -13.21
          1995             7.56
          1996            12.27
          1997            12.17
          1998            29.31
          1999            63.30
          2000           -14.56
          2001           -11.91
          2002           -20.18
          2003               __%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Morgan Stanley Capital International All Country World Free Index ("MSCI All Country World Free Index"). The MSCI All Country World Free Index is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets.

                          AVERAGE ANNUAL TOTAL RETURN*(1)


                                                 1 YEAR        5 YEAR         10 YEAR
Class I Return                                  ______%        ______%        ______%
MSCI All Country World
   Free Index                                   ______%        ______%        ______%


                                  BEST QUARTER


Quarter Ended       ________               ______%


                                  WORST QUARTER


Quarter Ended       ________              ______%



* Class I shares had not commenced operations in 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares which commenced operations on October 21, 1992. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(1) Capital Guardian has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different portfolio manager.

MORE ON THE PORTFOLIO MANAGER


Capital Guardian, located at 333 South Hope Street, Los Angeles, CA 90071, began management of the Portfolio on February 1, 2000. Capital Guardian is a wholly -owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $146 billion in assets as of December 31, 2003.

          The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                   POSITION AND RECENT BUSINESS EXPERIENCE
----                   -----------------------------------------------
David I. Fisher        Mr. Fisher is Chairman of the Board of Capital
                       Group International, Inc. with portfolio
                       management responsibilities for Capital
                       Guardian Trust Company, and joined the Capital
                       Guardian Trust organization in 1969.

Eugene P. Stein        Mr. Stein is an Executive Vice President of
                       Capital Guardian Trust Company, and joined the
                       Capital Guardian Trust Company organization in
                       1972.

Christopher A. Reed    Mr. Reed is a Vice President of Capital
                       International Research, Inc. with portfolio
                       management responsibilities for Capital
                       Guardian Trust Company, and joined the Capital
                       Guardian Trust Company organization in 1993.

Michael R. Ericksen    Mr. Ericksen is a Senior Vice President and
                       portfolio manager for Capital Guardian Trust
                       Company, and joined the Capital Guardian Trust
                       Company organization in 1986.

Richard N. Havas       Mr. Havas is a Senior Vice President and a
                       portfolio manager with research
                       responsibilities for the Capital Guardian Trust
                       Company, and joined the Capital Guardian Trust
                       Company organization in 1985.

Nancy J. Kyle          Ms. Kyle is a Senior Vice President of Capital
                       Guardian Trust Company, and joined the Capital
                       Guardian Trust Company organization in 1990.

Lionel M. Sauvage      Mr. Sauvage is a Senior Vice President of
                       Capital Guardian Trust Company, and joined the
                       Capital Guardian Trust Company organization in
                       1986.

Nilly Sikorsky         Ms. Sikorsky is Chairman of Capital
                       International S.A, Vice Chairman of Capital
                       International Limited, a Director of The
                       Capital Group Companies, Inc. and Managing
                       Director-Europe of Capital Group International,
                       Inc. She is a portfolio manager, and she joined
                       Capital Guardian Trust Company in 1962.

Rudolf M. Staehelin    Mr. Staehelin is a Senior Vice President and
                       Director of Capital International Research,
                       Inc. with portfolio management responsibilities
                       for Capital Guardian Trust Company, and joined
                       the Capital Guardian Trust Company organization
                       in 1981.

ING CAPITAL GUARDIAN SMALL CAP PORTFOLIO

PORTFOLIO MANAGER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term capital appreciation

PRINCIPAL  INVESTMENT STRATEGY


The Portfolio invests at least 80% of its assets in equity securities of small capitalization ("small-cap") companies. The Portfolio Manager considers small cap companies to be companies that have total market capitalization within the range of companies included in the:

   -   Russell 2000(R) Index; and

   -   Standard & Poor's SmallCap 600 Index.

Both indexes are broad indexes of small capitalization stocks. As of December 31, 2003, the range of the market capitalizations of companies included in the Russell 2000(R) Index was $7.1 million to $2.0 billion, the range of the market capitalizations of companies included in the Standard & Poor's SmallCap 600 Index was $68.6 million to $4.9 billion, and the combined range was $7.1 million to $4.9 billion. The Portfolio may invest up to 20% of its assets in companies outside this combined range, measured at the time of investment.


Equity securities in which the Portfolio may invest include common or preferred stocks, or securities convertible into or exchangeable for equity securities, such as warrants and rights.

The Portfolio invests primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market but may also invest in foreign companies. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth because of factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit volume growth rate.

The Portfolio may engage in derivatives, including interest rate and securities index futures contracts and options on such futures contracts. The Portfolio may also enter into currency-related transactions including, currency futures and forward contracts and options on currencies.

The Portfolio may also enter into short sales, lend its securities and borrow up to 10% of its net assets (up to 25% to meet redemptions).

The Portfolio may also invest a portion of its assets in money market instruments and repurchase agreements. When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL RISKS


The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                DERIVATIVES RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                               OTC INVESTMENT RISK

                                SHORT SALES RISK
                               SMALL COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares' from year-to-year.


[CHART]

            ING CAPITAL GUARDIAN SMALL CAP -- ANNUAL TOTAL RETURN*(1)


          1996            20.10
          1997            10.32
          1998            20.98
          1999            50.61
          2000           -18.17
          2001            -1.56
          2002           -25.43
          2003               __%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Russell 2000(R) Index and the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600 Index"). The Russell 2000(R) Index is an unmanaged equity index representing the 2,000 smallest companies in the Russell 3000 Index, which contains the 3,000 largest U.S. companies based upon total market capitalization. The S&P SmallCap 600 Index is a market-value weighted index consisting of 600 domestic stocks chosen for market size, liquidity and industry group representation.

                    AVERAGE ANNUAL TOTAL RETURN*(1)

                                                          1/3/96
                                 1 YEAR     5 YEAR      (INCEPTION)
Class S Return                    ____%       ___%        ___%
Russell 2000(R)Index              ____%       ___%        ___%(2)
S&P SmallCap 600 Index            ____%       ___%        ___%(2)


                                  BEST QUARTER


Quarter Ended      ______     _______%


                                  WORST QUARTER


Quarter Ended      ______     _______%



     * Class I shares had not commenced operations in 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced January 3, 1996. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

   (1) Capital Guardian has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different portfolio manager.

   (2) Index return is for the period beginning January 1, 1996.


MORE ON THE PORTFOLIO MANAGER


Capital Guardian, located at 333 South Hope Street, Los Angeles, CA 90071, began management of the Portfolio on February 1, 2000. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc., which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $146 billion in assets as of December 31, 2003.


The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                   POSITION AND RECENT BUSINESS EXPERIENCE
----                   -----------------------------------------------
Michael R. Ericksen    Mr. Ericksen is a Senior Vice President and
                       portfolio manager for Capital Guardian Trust
                       Company, and joined the Capital Guardian Trust
                       organization in 1986.

James S. Kang          Mr. Kang is a Vice President for Capital
                       International Research, Inc. with research and
                       portfolio management responsibilities with
                       Capital Guardian Trust Company, and joined the
                       Capital Guardian Trust Company organization in
                       1987.

Robert G. Kirby        Mr. Kirby is a Chairman Emeritus and a
                       portfolio manager of Capital Guardian Trust
                       Company, and was a founding officer of the
                       Capital Guardian Trust Company organization in
                       1968.

Karen A. Miller        Ms. Miller is a Senior Vice President and
                       Director of Capital International Research,
                       Inc. with portfolio management responsibilities
                       for Capital Guardian Trust Company, and joined
                       the Capital Guardian Trust Company organization
                       in 1990.

Lawrence R. Solomon    Mr. Solomon is a Senior Vice President and
                       Director of Capital International Research,
                       Inc. with portfolio management responsibilities
                       for Capital Guardian Trust Company. He joined
                       the Capital Guardian Trust Company organization
                       in 1984.

Kathryn M. Peters      Ms. Peters is a Vice President and U.S. Small
                       Capitalization Equity portfolio manager for
                       Capital International Research, Inc. Prior to
                       joining the organization in 2001, Ms. Peters
                       was a portfolio manager and principal with
                       Montgomery Asset Management, LLC.

ING DEVELOPING WORLD PORTFOLIO


PORTFOLIO MANAGER


ING Investment Management Advisors B.V. ("IIMA")


INVESTMENT OBJECTIVE

Capital appreciation


PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio Manager defines emerging country securities as those included in the MSCI Emerging Markets Free Index, which currently includes 26 countries, divided over three main sub-regions:
Asia, Latin America and EMEA (emerging Europe, Middle East and Africa).

The Portfolio may invest up to 20% of its assets in securities of U.S. and other developed market issuers, including investment-grade debt securities of U.S. issuers. Under normal conditions, the Portfolio invests at least 75% of its total assets in common and preferred stocks, American and Global Depositary Receipts, warrants and convertible securities. The Portfolio may invest in small and medium-sized companies.

In selecting securities located in emerging market countries, the Portfolio Manager uses a bottom-up fundamental analysis to identify companies which it believes have good earnings growth prospects and that can be bought at a price which seems reasonable. To help in this process, the Portfolio Manager scores the emerging markets stocks on a wide range of quantitative and qualitative measures, with particular attention paid to long-term and short-term earnings growth prospects and valuation measures. The Portfolio Manager seeks securities of emerging markets issuers which are relatively liquid and covered by professional securities analysts.

In selecting stocks in developed markets, the Portfolio Manager seeks the most attractive opportunities in such markets. For such securities, the Portfolio Manager uses a bottom-up analysis to choose companies which offer good value relative to their peers in the same industry, sector or region. The Portfolio Manager also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors to estimate regional market risks. In conducting its fundamental analysis, the Portfolio Manager focuses on various matters, including valuation of the companies, potential catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK

                              DEBT SECURITIES RISK
                              EMERGING MARKET RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                             SECURITIES LENDING RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.

                 ING DEVELOPING WORLD -- ANNUAL TOTAL RETURN*(1)

         1999            61.66
         2000           -33.79
         2001            -5.25
         2002           -10.70
         2003               __%


   The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Morgan Stanley Capital International Emerging Markets Free Index ("MSCI Emerging Markets Free Index"). The MSCI Emerging Markets Free Index is an unmanaged index that is comprised of equity securities in emerging markets.




                    AVERAGE ANNUAL TOTAL RETURN*(1)

                                                             2/18/98
                                                 1 YEAR    (INCEPTION)
Class S Return                                   ____%         ____%
MSCI Emerging Markets
Free Index                                        ___%          ___%(2)


                                  BEST QUARTER


Quarter Ended        ______     _______%


                                  WORST QUARTER


Quarter Ended        ______     _______%



   * Class I shares had not commenced operations in 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced February 18, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

   (1) IIM B.V. has managed the Portfolio since ____. Baring International managed the Portfolio from March 1, 1999 through ____. Performance prior to March 1, 1999 is attributable to a different portfolio manager.


   (2) Index return is for the period beginning February 1, 1998.

MORE ON THE PORTFOLIO MANAGER


IIMA is a Netherlands corporation organized in 1896 that became an investment advisory company in 1991. Its principal office is located at Prinses Beatrixlaan 15, 2595AK The Hague, the Netherlands. Prior to March 1, 2004, Baring International Investment Limited served as the Portfolio Manager to the Portfolio.

The following persons at IIMA are primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                    POSITION AND RECENT BUSINESS EXPERIENCE
----                    -----------------------------------------------
Jan Wim Derks           Mr. Derks has served as a member of IIMA's
                        emerging markets portfolio management team (the
                        "Management Team") since October 2000. He also
                        serves as Director of Global Emerging Markets
                        Equities at ING Investment Mnagement, Inc. -
                        Europe ("IIM-Europe"). Prior to joining
                        IIM-Europe in 1997, Mr. Derks managed a Latin
                        American equity fund with ABN AMRO.

Eric Conrads            Mr. Conrads joined ING in 1996 after
                        participating in a

                                 financial trainee program in Tokyo. Since 1997 he has managed the BBL Latin America Equity
                                 Fund and in 2001 he took over the management of the ING Latin America Equity Funds. In early
                                 2003, Mr. Conrads joined the Global Emerging
                                 Markets Team at IIM-Europe while also
                                 continuing his responsibilities managing ING's
                                 Latin American regional funds.

         Bratin Sanyal           Mr. Sanyal has served as a member of the
                                 Management Team since December 1998. He serves
                                 as the Senior Portfolio Manager - Global
                                 Emerging Markets Equities at IIM-Europe. Mr.
                                 Sanyal has held several positions with
                                 IIM-Europe, most recently as an Asian equity
                                 fund manager. Mr. Sanyal joined IIM - Europe in
                                 1995.

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO



PORTFOLIO MANAGER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Long-term growth of capital


PRINCIPAL INVESTMENT STRATEGY

The Portfolio Manager normally invests the Portfolio's assets primarily in common stocks.

The Portfolio Manager normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Portfolio Manager generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap(R) Index or the Standard & Poor's MidCap(R) 400 Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Portfolio Manager may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.


The Portfolio Manager may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.


The Portfolio Manager may invest up to 25% of the Portfolio's assets in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers. The Portfolio Manager is not constrained by any particular investment style. At any given time, the Portfolio Manager may tend to buy "growth" stocks or "value" stocks, or a combination of both types.

The Portfolio Manager relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. In buying and selling securities for the Portfolio, the Portfolio Manager invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.


PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                                DERIVATIVES RISK

                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK

                              VALUE INVESTING RISK

In response to market, economic, political or other conditions, the Portfolio Manager may temporarily use a different investment strategy for defensive purposes. If the Portfolio Manager does so, different factors could affect the Portfolio's performance and the Portfolio may not achieve its investment objective.


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.


PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.


             ING FMR(SM) DIVERSIFIED MID CAP -- ANNUAL TOTAL RETURN*

         2001             -6.64
         2002            -19.34
         2003                __%





The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of two indices - Standard & Poor's(R) MidCap 400 Index ("S&P MidCap 400 Index") and the Russell Midcap(R) Index. The S&P MidCap 400 Index is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity, and industry group representation. The Russell Midcap(R) Index is an unmanaged index consisting of the 800 smallest companies in the Russell 1000(R) Index. The Russell 1000(R) Index contains the 1,000 largest companies in the United States. The S&P MidCap 400 Index is intended to be the comparative index. The Portfolio Manager has determined that the S&P MidCap 400 Index is the more appropriate index than the Russell Midcap(R) Index for use as a comparative index since it more closely reflects the performance of the securities in which the Portfolio invests.

                          AVERAGE ANNUAL TOTAL RETURN*


                                                            10/2/00
                                               1 YEAR     (INCEPTION)
Class S Return                                  ____%        ___%
S&P MidCap 400 Index                            ____%        ___%(1)
Russell Midcap(R)Index                          ____%        ___%(1)


                                  BEST QUARTER


Quarter Ended       ______     _______%


                                  WORST QUARTER


Quarter Ended       ______     _______%



* Class I shares had not commenced operations in 2003 and therefore do not have a full calendar year of performance. The performance information presented above is as of December 31 for each year for Class S shares. Class I does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(1)  Index return is for the period beginning October 1, 2000.


MORE ON THE PORTFOLIO MANAGER


FMR has managed the Portfolio since its inception. FMR Corp., organized in 1972, is the ultimate parent company of FMR. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward
C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

As of December 31, 2003, FMR and its wholly-owned subsidiaries had approximately $699 billion in total assets under management. The address of FMR is 82 Devonshire Street, Boston, MA 02109.


The following person at FMR is primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                    POSITION AND RECENT BUSINESS EXPERIENCE
----                    -----------------------------------------------
Tom Allen               Vice President of FMR and Portfolio Manager of
                        the Portfolio since February 2004.

                        Since joining Fidelity Investments in 1995, Mr.
                        Allen has worked as a research analyst and manager.

ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM) PORTFOLIO

PORTFOLIO MANAGER

Goldman Sachs Asset Management, L.P. ("GSAM")

INVESTMENT OBJECTIVE

Long-term growth of capital

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of investment) in equity investments in "Internet Tollkeeper" companies, which are companies in the media, telecommunications, technology and internet sectors, which provide access, infrastructure, content and services to internet companies and internet users. In general, the Portfolio Manager defines a tollkeeper company as a company with predictable, sustainable or recurring revenue streams. The Portfolio Manager anticipates that tollkeeper companies may increase revenue by increasing "traffic," or customers and sales, and raising "tolls," or prices. The Portfolio Manager does not define companies that merely have an internet site or sell some products over the internet as Internet Tollkeepers although the Portfolio may invest in such companies as part of the Portfolio's 20% basket of securities which are not or may not be defined as Internet Tollkeepers.


Examples of Internet Tollkeeper companies may include:

   - Access providers that enable individuals and businesses to connect to the internet through, for example, cable systems or the telephone network;

   - Infrastructure companies that provide items such as servers, routers, software and storage necessary for companies to participate in the internet;

   - Media content providers that own copyrights, distribution networks and/or programming who may benefit from increased advertising by internet companies, and/or copyright owners that stand to benefit from having new distribution channels; and

   - Service providers that may facilitate transactions, communications, security, computer programming and back-office functions for internet businesses.

Because the Portfolio concentrates its investments in Internet Tollkeeper companies, the Portfolio's performance may be substantially different from the returns of the broader stock market and of "pure" internet mutual funds.


The Portfolio may participate significantly in the initial public offering ("IPO") market. The Portfolio may also invest up to 20% of its total assets in companies whose rapid adoption of an internet strategy is expected to improve their cost structure, revenue opportunities or competitive advantage and internet-based companies that the Portfolio Manager believes exhibit a sustainable business model.


The equity securities in which the Portfolio may invest include common stock, preferred stock, convertible securities, and warrants and rights, although the Portfolio invests primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in emerging markets or countries and securities quoted in foreign currencies. The Portfolio may maintain a portion of its assets in debt securities, asset-backed securities and cash equivalents. The Portfolio may invest up to 10% of its total assets in high-yield debt securities . The Portfolio may also invest in foreign currency hedging purchase and sale transactions, write covered put and call options on securities or securities indexes, enter into financial futures contracts or options on such contracts and sell portfolio securities short.

The Portfolio Manager may temporarily change its usual strategies if it believes economic conditions make it necessary to try to protect the Portfolio from potential loss. In this case, the Portfolio may invest more significantly in U.S. government securities, repurchase agreements collateralized by U.S. government securities, CD's, bankers acceptances, repurchase agreements, commercial paper, bank instruments, and non-convertible preferred stocks or corporate bonds with a remaining maturity of less than one year, which may prevent the Portfolio from achieving its investment goal.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                   CREDIT RISK

                                DERIVATIVES RISK

                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                               INTEREST RATE RISK
                                  INTERNET RISK
                                    IPO RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              PRICE VOLATILITY RISK
                                   SECTOR RISK
                                SHORT SALES RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.


PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.

        ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM) -- ANNUAL TOTAL RETURN*

         2002            -38.10
         2003                __%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of three broadly based market indices - the Standard & Poor's 500 Index ("S&P 500 Index"), the NASDAQ Composite Index and the Goldman Sachs Internet Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small-Cap stocks. The Goldman Sachs Internet Index is a capitalization-weighted index of selected internet companies.



                                                                      5/1/01
                                                       1 YEAR      (INCEPTION)
Class S Return                                          ____%         ____%
S&P 500 Index                                           ____%         ____%
NASDAQ Composite Index                                  ____%         ____%
Goldman Sachs Internet Index                            ____%         ____%


                                  BEST QUARTER


Quarter Ended       ______     _______%


                                  WORST QUARTER


Quarter Ended       ______     _______%



* Class I shares had not commenced operations in 2003 and therefore do not have a full calendar year of performance. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced May 1, 2001. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


MORE ON THE PORTFOLIO MANAGER


Goldman Sachs Asset Management, L.P. ("GSAM"), a wholly owned subsidiary of The Goldman Sachs Group, Inc., serves as the Portfolio Manager to the Portfolio. Prior to the end of April 2003, Goldman Sachs Asset Management, a business unit of the Investment Management Division ("IMD") of Goldman, Sachs, & Co., ("Goldman Sachs") served as the Portfolio's Portfolio Manager. On or about April 26, 2003, GSAM assumed Goldman Sachs' portfolio management responsibilities for the Portfolio. As of December 31, 2003, Goldman Sachs, along with units of IMD, had assets under management of approximately $347.7 billion. The address of GSAM is 32 Old Slip, New York, New York 10005.


The Portfolio is managed by a team of portfolio managers at GSAM. The following persons are primarily responsible for the day-to-day investment decisions of the
Portfolio:

NAME                    POSITION AND RECENT BUSINESS EXPERIENCE
----                    -----------------------------------------------
Steven M. Barry         Mr. Barry is a managing director, co-chief
                        investment officer and senior portfolio manager
                        of GSAM. He joined GSAM as a portfolio manager
                        in 1999. From 1988 to 1999, Mr. Barry was a
                        portfolio manager at Alliance Capital
                        Management.

Kenneth T. Berents      Mr. Berents is a managing director, co-chairman
                        of the investment committee and senior
                        portfolio manager of GSAM. He joined GSAM as a
                        portfolio manager in 2000. From 1992 to 1999,
                        Mr. Berents was Director of Research and head
                        of the Investment Committee at Wheat First
                        Union.

Herbert E. Ehlers       Mr. Ehlers is a managing director, Chief
                        Investment Officer and senior portfolio manager
                        of GSAM. He joined GSAM as a senior portfolio
                        manager and Chief Investment Officer of the
                        Growth team in 1997. From 1981 to 1997, Mr.
                        Ehlers was the chief investment officer and
                        chairman of Liberty Investment Management, Inc.
                        ("Liberty"), and its predecessor firm, Eagle
                        Asset Management ("Eagle").

Gregory H. Ekizian      Mr. Ekizian is a managing director, Co-chief
                        Investment Officer and senior portfolio manager
                        of GSAM. He joined GSAM as a portfolio manager
                        and co-chair of the growth investment committee
                        in 1997. From 1990 to 1997, Mr. Ekizian was a
                        portfolio manager at Liberty and its
                        predecessor firm, Eagle.

Scott Kolar             Mr. Kolar is a Vice President and a portfolio
                        manager of GSAM. He joined GSAM as an equity
                        analyst in 1997 and became a portfolio manager
                        in 1999. From 1994 to 1997, Mr. Kolar was an
                        equity analyst and information systems
                        specialist at Liberty.

Wilson K. Magee, Jr.    Mr. Magee is a Vice President and a portfolio
                        manager of GSAM. Mr. Magee joined GSAM as a
                        portfolio manager in 2003. From 1997 to 2002,
                        he was a portfolio manager for Grantham Mayo
                        Van Otterloo & Co.

Ernest C. Segundo, Jr.  Mr. Segundo is a Vice President, co-chairman of the investment committee and senior portfolio manager of GSAM. He joined GSAM as a portfolio manager in 1997. From 1992 to 1997, Mr. Segundo was a portfolio manager at Liberty and its predecessor firm, Eagle.

Andrew F. Pyne          Mr. Pyne is a managing director and senior
                        portfolio manager of GSAM. He joined GSAM as a
                        product manager in 1997 and became a portfolio
                        manager in August 2001. From 1992 to 1997, Mr.
                        Pyne was a product manager at Van Kampen
                        Investments.

Mark Shattan            Mr. Shattan is a Vice President and portfolio
                        manager of GSAM. Mr. Shattan joined GSAM as an
                        equity analyst in 1999 and became a portfolio
                        manager in 2002. From 1997 to 1999, he was an
                        equity research analyst at Salomon Smith
                        Barney.

David G. Shell          Mr. Shell is a managing director, Co-Chief
                        Investment Officer and senior portfolio manager
                        of GSAM. He joined GSAM as a portfolio manager
                        in 1997. From 1987 to 1997, Mr. Shell was a
                        portfolio manager at Liberty and its
                        predecessor firm, Eagle.

ING HARD ASSETS PORTFOLIO


PORTFOLIO MANAGER

Baring International Investment Limited ("Baring International")

INVESTMENT OBJECTIVE

Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in the equities of producers of commodities.

Hard asset securities in which the Portfolio may invest include equity securities and debt securities of hard asset companies. Equity securities in which the Portfolio invests can also include common and preferred stocks and American and Global Depositary Receipts but may include other types of equity and equity derivative securities. The Portfolio may also invest in structured notes, whose value is linked to the price of a hard asset commodity or a commodity index. Hard asset companies are companies that are directly or indirectly engaged significantly in the exploration, development, production or distribution of one or more of the following:


   -   precious metals;
   -   ferrous and non-ferrous metals;
   -   integrated oil;
   -   gas/other hydrocarbons;
   -   forest products;
   -   agricultural commodities; and
   -   other basic materials that can be priced by a market.


The Portfolio may invest up to a maximum of 50% of its net assets in any of the above sectors. The Portfolio's investment strategy is based on the belief that hard asset securities can protect against eroding monetary values or a rise in activity which consumes more of these commodities.

The Portfolio also may invest in:


   -   securities of foreign issuers, including up to 35% in South Africa;
   -   companies not engaged in natural resources/hard asset activities;
   -   investment-grade corporate debt;
   -   U.S. government or foreign obligations;
   -   money market instruments;
   -   repurchase agreements;
   - special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country; and
   -   derivatives.


The Portfolio may also invest directly in commodities, including gold bullion and coins.

Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter, and include:


   -   common stock;
   -   preferred stock;
   -   rights;
   -   warrants;
   -   "when-issued" securities;
   -   direct equity interests in trusts;
   -   joint ventures;
   -   "partly paid" securities;
   -   partnerships; and
   -   restricted securities.


The Portfolio may also engage in short sales (up to 25% of net assets).

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                           BORROWING AND LEVERAGE RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                              DIVERSIFICATION RISK

                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                                 HARD ASSET RISK
                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               OTC INVESTMENT RISK
                     RESTRICTED AND ILLIQUID SECURITIES RISK
                                   SECTOR RISK
                                SHORT SALES RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.

                   ING HARD ASSETS -- ANNUAL TOTAL RETURN*(1)


         1994                2.53
         1995               10.69
         1996               33.17
         1997                6.22
         1998              -29.58
         1999               23.36
         2000               -4.73
         2001              -12.12
         2002                0.80
         2003                 __%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of three broadly based market indexes - the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), Goldman Sachs Natural Resources Index ("GSR Index"), and the Russell 2000(R) Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The GSR Index is a modified cap-weighted index which includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations. The Russell 2000(R) Index represents the 2,000 smallest companies in the Russell 3000(R) Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. The S&P 500 Index and the GSR Index are intended to be the comparative indices. The Portfolio Manager has determined that the GSR Index is a more appropriate index than the Russell 2000(R) Index for use as an additional comparative index since it more closely reflects the performance of the securities in which the Portfolio invests.


                          AVERAGE ANNUAL TOTAL RETURN*


                                                 1 YEAR       5 YEAR      10 YEAR(1)
Class I Returns                                   ___%         ___%         ___%
Class S Returns                                   ___%         ___%         ___%
S&P 500 Index                                     ___%         ___%         ___%
GSR Index                                         ___%         ___%         ___%
Russell 2000(R)Index                              ___%         ___%         ___%


                                  BEST QUARTER


Quarter Ended       ______     _______%


                                  WORST QUARTER


Quarter Ended       ______     _______%



* Class I commenced operations on May 1, 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year. The bar chart above reflects the returns of the Portfolio's Class S shares, which commenced operations January 25, 1989. The performance chart above refects the returns for the Class S and Class I shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

     (1) Baring International has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

     (2) The GSR Index did not begin compiling performance data until 1996, therefore 10-year performance cannot be provided.


MORE ON THE PORTFOLIO MANAGER


Baring International is a subsidiary of Baring Asset Management Holdings Limited ("Baring Asset Management"). Baring Asset Management is the parent of the world-wide group of investment management companies that operate under the collective name "Baring Asset Management" and is owned by ING Groep N.V., a publicly traded company based in the Netherlands with worldwide insurance and banking subsidiaries. The address of Baring International is 155 Bishopsgate, London,

United Kingdom.

Baring Asset Management provides global investment management services to U.S. investment companies and maintains major investment offices in Boston, London, Hong Kong and Tokyo. Baring Asset Management's predecessor corporation was founded in 1762. Baring Asset Management provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of December 31, 2003, Baring Asset Management managed approximately $35.2 billion of assets.


The following person at Baring International is primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ------------------------------------------
John Payne                  Investment Manager

                            Mr. Payne has been an investment professional with Baring International and its ING affiliates since 1993 and has 18 years of investment experience.

ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO


PORTFOLIO MANAGER

Jennison Associates LLC ("Jennison")


INVESTMENT OBJECTIVE

Long-term capital growth

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in attractively valued equity securities of companies with current or emerging earnings growth the Portfolio Manager believes to be not fully appreciated or recognized by the market.

The Portfolio also may invest in preferred stocks, convertible securities and debt instruments that are consistent with its investment objective. The Portfolio also may invest up to 25% of its assets in foreign securities.

The Portfolio Manager uses a bottom-up research-based multi-cap opportunistic approach that seeks to identify attractively valued equity securities with favorable earnings prospects. The Portfolio Manager looks for investments that offer attractive reward to risk relationships as well as catalysts for fundamental change that could create strong return potential. Stocks can be poised for potential appreciation due to potential catalysts such as:

   -   Industry cycle turns;
   -   Corporate restructuring;
   -   New product development;

   -   Management focus on increasing shareholder value; and

   -   Improving balance sheets and cash flow.

The Portfolio Manager usually sells or reduces a particular security when it believes:


   -   a stock's long-term price objective has been achieved;

   -   a more attractive security has been identified;

   -   the reward to risk relationship of a stock is no longer favorable; and -

   -   negative industry and/or company fundamentals have developed.


In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities.

The Portfolio may invest in options and futures contracts and may invest up to 25% of its total assets in real estate investment trusts.

The Portfolio may also loan up to 33 1/3% of its total assets.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK

                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                                    REIT RISK
                               SMALL COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual Class S shares' returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.


           ING JENNISON EQUITY OPPORTUNITIES -- ANNUAL TOTAL RETURN*(1)

     1993           8.31
     1994          -1.59
     1995          30.16
     1996          20.26
     1997          28.95
     1998          12.68
     1999          24.64
     2000         -15.22
     2001         -12.98
     2002         -29.26
     2003             __%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Standard & Poor's 500 Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks.

                         AVERAGE ANNUAL TOTAL RETURN*(1)



                                              1 YEAR        5 YEAR        10 YEAR
Class S Return                                 ____%         ____%         ____%
S&P 500 Index                                  ____%          ___%          ___%


                                  BEST QUARTER


Quarter Ended       ______     _______%


                                  WORST QUARTER


Quarter Ended       ______     _______%



* Class I shares had not commenced operations in 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on May 4, 1992. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(1) Jennison has managed the Portfolio since July 31, 2002. Performance prior to July 31, 2002 is attributable to different portfolio managers.

MORE ON THE PORTFOLIO MANAGER


Jennison is a registered investment adviser and wholly-owned subsidiary of Prudential Investment Management, Inc. ("PIM"). PIM is a wholly owned subsidiary of Prudential Asset Management Holding Company, Inc., which is a wholly owned subsidiary of Prudential Financial, Inc. The address of Jennison is 466 Lexington Avenue, New York, New York 10017. As of December 31, 2003, Jennison managed approximately $___ billion in assets.


The following persons at Jennison are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           -------------------------------------------------
Mark G. DeFranco               Senior Vice President of Jennison

                               Mr. DeFranco has been associated with Jennison since 1998. Prior to joining Jennison, he served as an analyst and portfolio manager with Pomboy
                               Capital, as an analyst at Comstock Partners and as a member of the equity research sales division of Salomon Brothers.

Brian M. Gillott               Senior Vice President of Jennison

                               Prior to joining Jennison in 1998, Mr. Gillott served as an analyst with Soros Fund Management and as an analyst at Goldman Sachs & Co.

ING MERCURY FOCUS VALUE PORTFOLIO


PORTFOLIO MANAGER

Mercury Advisors

INVESTMENT OBJECTIVE

Long-term growth of capital

PRINCIPAL INVESTMENT STRATEGY

The Portfolio tries to achieve its investment objective by investing primarily in a diversified portfolio consisting of equity securities that the Portfolio Manager believes are undervalued relative to its assessment of the current or prospective condition of the issuer.

The Portfolio may invest in securities that are selling at a substantial discount to their intrinsic value, as measured by such factors as price-to-book ratio, price-to-earnings ratio and cash flow. The Portfolio may also invest in securities that are undervalued relative to prevailing market ratios. The Portfolio may invest in securities of companies or institutions that are experiencing poor operating conditions. Some of the characteristics of companies in which the Portfolio invests may include:


   -   depressed earnings;
   -   special competition;
   -   product obsolescence;
   -   relatively low price-to-earnings and price-to-book ratios; and
   -   stock out of favor.


The Portfolio may invest in debt securities of any maturity. The Portfolio has established no rating criteria for the fixed income securities in which it invests and the fixed income securities in which it invests may not be rated at all for creditworthiness.

Although not principal strategies, the Portfolio may also use the following investment strategies:


The Portfolio may invest in fixed income securities, including, high-yield debt securities that are rated below investment grade, commonly called "junk bonds."


The Portfolio may invest in junk bonds rated Caa or lower by Moody's Investors Service, Inc. or CCC or lower by Standard & Poor's Corporation. Although junk bonds may have a higher yield than debt securities with higher credit ratings, they are high risk investments that may not pay interest or return principal as scheduled. Junk bonds are generally less liquid and experience more price volatility than higher rated fixed income securities. As a matter of operating policy, the Portfolio does not intend to invest in excess of 10% of the total asset value of the Portfolio at time of purchase in junk bonds.

The Portfolio will not invest more than 10% of its total assets at the time of purchase in the equity and fixed income securities of foreign issuers. The Portfolio may also invest in debt securities issued or guaranteed by foreign government entities, commonly known as "sovereign debt securities."

The Portfolio will normally invest a portion of its investments in short-term debt securities and cash or cash equivalents (including repurchase agreements) when the Portfolio Manager is unable to find attractive equity or long-term debt securities or when the Portfolio Manager believes it is advisable to reduce exposure to these markets temporarily. Investment in these securities may also be used to meet redemptions. Short-term investments may limit the potential for an increase in the value of your shares or for the Portfolio to achieve its investment objective.

The Portfolio may invest up to 15% of its net assets in illiquid securities. These securities, which cannot easily be resold, may include securities for which there is no readily available market. Other possibly illiquid securities in which the Portfolio may invest are securities that have contractual or legal restrictions on resale, known as "restricted securities," including Rule 144A securities that can be resold to qualified institutional buyers but not to the general public.

The Portfolio may borrow amounts up to 20% of its total assets, taken at market value, only from banks as a temporary measure for extraordinary or emergency purposes such as the settlement of a trade or the redemption of Portfolio shares.

The Portfolio may write (I.E., sell) covered call options not exceeding 10% of its total assets, taken at market value. The Portfolio may also enter into closing transactions with respect to these options. A call option is considered covered when the Portfolio, as writer of the option, owns the underlying securities.


The Portfolio may also loan up to 33 1/3% of its total assets.


PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                           BORROWING AND LEVERAGE RISK
                              DEBT SECURITIES RISK

                                 DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                     RESTRICTED AND ILLIQUID SECURITIES RISK
                               SOVEREIGN DEBT RISK
                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.

[CHART]

                 ING MERCURY FOCUS VALUE -- ANNUAL TOTAL RETURN*

     2003             __%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks.


                          AVERAGE ANNUAL TOTAL RETURN*


                                                                         05/01/02
                                                            1 YEAR       INCEPTION
Class S Shares                                               ____%          ___%
S&P 500 Index                                                ____%          ___%


                                  BEST QUARTER


Quarter Ended       ______     _______%


                                  WORST QUARTER


Quarter Ended       ______     _______%



* Class I shares had not commenced operations in 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class S and Class I have different expenses.


MORE ON THE PORTFOLIO MANAGER

Fund Asset Management, L.P. ("FAM") serves as the Portfolio Manager to the Portfolio. FAM does business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Mercury Advisors".


FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. FAM and its affiliates had approximately $500 billion in investment company and other portfolio assets under management as of December 31, 2003.


The following persons at FAM are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           -------------------------------------------------
Robert J. Martorelli           Senior Portfolio Manager

                               Mr. Martorelli joined Mercury Advisors in 1985 as a Fund Analyst and has served as a Portfolio
                               Manager since 1986.

Kevin Rendino                  Senior Portfolio Manager

                               Mr. Rendino joined Mercury Advisors in 1990 as a
                               Research Associate and was subsequently named
                               Senior Analyst before becoming a Portfolio
                               Manager.

ING MERCURY FUNDAMENTAL GROWTH PORTFOLIO


PORTFOLIO MANAGER

Mercury Advisors

INVESTMENT OBJECTIVE

Long-term growth of capital

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests in a diversified portfolio consisting primarily of common stocks. The Portfolio will generally invest at least 65% of its total assets in the following equity securities: common stock, convertible preferred stock, securities convertible into common stock and rights and warrants to subscribe to common stock.


In selecting securities, the Portfolio Manager emphasizes common stocks of companies that have above-average rates of earnings growth. The Portfolio Manager believes that the common stocks of companies with above-average rates of earnings growth frequently have the prospect of having above-average increases in price. On the other hand, such companies tend to have higher stock market valuations. As a result, their shares may be more vulnerable to price declines from unexpected adverse developments. The common stocks of these companies also tend to have higher prices relative to stocks of companies that do not have above-average rates of earnings growth. Some, but not all, of the factors that may cause a company to have an above-average rate of earnings growth include: above-average growth rates in sales, improvement in its profit margin, providing proprietary or niche products or services, leading market share and strong industry growth.

The Portfolio may invest in companies of any size, but emphasizes common stocks of companies having a medium to large stock market capitalization (currently approximately $2 billion or more).

The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies. Securities of foreign companies may be in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities representing interests in securities of foreign companies. The Portfolio's restriction limiting investments in foreign securities to 10% of total assets does not include ADRs. The Portfolio may also engage in derivatives for hedging purposes and lend portfolio securities.

The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or government and money market securities when the Portfolio Manager is unable to find enough attractive equity investments and to reduce exposure to equities when the Portfolio Manager believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK
                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.


[CHART]

              ING MERCURY FUNDAMENTAL GROWTH - ANNUAL TOTAL RETURN*


2003            ___%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks.

                          AVERAGE ANNUAL TOTAL RETURN*



                              5/1/02
                   1 YEAR    INCEPTION
Class S Shares      ____%      ____%
S&P 500 Index       ____%      ____%



                                  WORST QUARTER



Quarter Ended       ____       ____%



                                  BEST QUARTER



Quarter Ended       ____       ____%



   * Class I shares had not commenced operations in 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


MORE ON THE PORTFOLIO MANAGER


Fund Asset Management L.P. ("FAM") serves as the Portfolio Manager to the Portfolio. FAM does business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Mercury Advisors."

FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. FAM and its affiliates had approximately $500 billion in investment company and other portfolio assets under management as of December 31, 2003.

The following persons at FAM are primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                      POSITION AND RECENT BUSINESS EXPERIENCE
----                      ---------------------------------------
Lawrence R. Fuller        Managing  Director and Senior  Portfolio  Manager of
                          Mercury  Advisors since 1997. From 1992-1997,
                          Mr. Fuller served as a Vice President of Mercury
                          Advisors.

Thomas Burke, CFA         Director and Associate Portfolio Manager of Mercury
                          Advisors since 1993.

ING SALOMON BROTHERS ALL CAP PORTFOLIO


PORTFOLIO MANAGER

Salomon Brothers Asset Management Inc. ("SaBAM")

INVESTMENT OBJECTIVE

Capital appreciation through investment in securities which the Portfolio Manager believes have above-average capital appreciation potential.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the Portfolio Manager believes are undervalued in the marketplace. While the Portfolio Manager selects investments primarily for their capital appreciation potential, consideration may also be given to a company's dividend record and the potential for an improved dividend return. The Portfolio generally invests in securities of large, well-known companies, but may also invest a significant portion of its assets in securities of small to medium-sized companies when the Portfolio Manager believes smaller companies offer more attractive value opportunities. The Portfolio may invest in non-dividend paying common stocks. The Portfolios may also invest in foreign securities.


The Portfolio Manager employs a two-step stock selection process in its search for undervalued stocks of temporarily out of favor companies. First, the Portfolio Manager uses proprietary models and fundamental research to try to identify stocks that are underpriced in the market relative to their fundamental value. Next, the Portfolio Manager looks for a positive catalyst in the company's near term outlook which the Portfolio Manager believes will accelerate earnings or improve the value of the company's assets. The Portfolio Manager also emphasizes companies in those sectors of the economy, which it believes are undervalued relative to other sectors.

When evaluating an individual stock, the Portfolio Manager looks for:


-  Low market valuations measured by its valuation models; and

-  Positive changes in earnings prospects because of factors such as:
     *  New, improved or unique products and services;
     *  New or rapidly expanding markets for the company's products;
     *  New management;

     * Changes in the economic, financial, regulatory or political environment particularly affecting the company;

     *  Effective research, product development and marketing; and
     *  A business strategy not yet recognized by the marketplace.

The Portfolio may also invest a portion of its assets in debt securities and cash equivalents. The Portfolio may borrow up to 15% of its total assets and may lend portfolio securities to generate income. The Portfolio may also invest in derivatives to seek income or gain or for hedging purposes.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of poor earnings or losses by an issuer.

When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which may affect the Portfolio's performance.

PRINCIPAL RISKS


The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:


                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK

                                DERIVATIVES RISK

                              DIVERSIFICATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK
                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.


[CHART]

             ING SALOMON BROTHERS ALL CAP -- ANNUAL TOTAL RETURN*

2001            1.91
2002          -25.27
2003             ___%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Russell 3000(R) Index. The Russell 3000(R) Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


                          AVERAGE ANNUAL TOTAL RETURN*


                                       2/1/00
                         1 YEAR      (INCEPTION)
Class S Return            ____%        ____%
Russell 3000(R)Index      ____%        ____%


                                  WORST QUARTER


Quarter Ended             ____         ____%


                                  BEST QUARTER


Quarter Ended             ____         ____%



   * Class I shares had not commenced operations in 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced February 1, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


MORE ON THE PORTFOLIO MANAGER


SaBAM is a full-service, global investment management organization and is wholly owned by Salomon Smith Barney Holdings Inc., which is a subsidiary of Citigroup Inc. SaBAM was registered as a U.S. investment adviser in 1989. As of December 31, 2003, SaBAM managed over $____ billion in assets, including a wide spectrum of equity and fixed income products for both institutional and private investors, including corporations, pension funds, public funds, central banks, insurance companies, supranational organizations, endowments and foundations. The headquarters of SaBAM is located at 399 Park Avenue, New York, New York 10022. Additionally, the firm maintains investment management offices in Frankfurt, London, Hong Kong and Tokyo.


The following persons at SaBAM are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           ---------------------------------------
John G. Goode                      Managing Director, SaBAM

                                   Mr. Goode has been employed by Citigroup Inc.
                                   or its predecessor firms since 1969.

Peter J. Hable                     Managing Director, SaBAM

                                   Mr. Hable has been employed by Citigroup Inc.
                                   and its predecessor firms since 1983.

ING SALOMON BROTHERS INVESTORS PORTFOLIO


PORTFOLIO MANAGER

Salomon Brothers Asset Management Inc. ("SaBAM")

INVESTMENT OBJECTIVE

Long-term growth of capital. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests primarily in equity securities of U.S. companies. The Portfolio may also invest in other equity securities. To a lesser degree, the Portfolio invests in income producing securities such as debt securities, and may also invest in securities of foreign issuers.


The Portfolio Manager emphasizes individual security selection while spreading the Portfolio's investments across industries, which may help to reduce risk. The Portfolio Manager focuses on established large capitalization companies, defined by the Portfolio Manager as companies with over $5 billion in market capitalization, seeking to identify those companies with solid growth potential at reasonable values. The Portfolio Manager employs fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position.


The Portfolio Manager looks for companies that are undervalued or expected to grow, and focuses on companies that meet one or more of the following criteria:

     - Share prices that appear to be temporarily oversold or do not reflect positive company developments.
     - Share prices that appear to undervalue the company's assets, particularly on a sum-of-the-parts basis.
     - Special situations including corporate events, changes in management, regulatory changes or turnaround situations.
     - Company specific items such as competitive market position, competitive products and services, experience management team and stable financial condition.

Investment ideas are subjected to extensive, fundamental analysis, focusing on four key criteria:

     -  Operating characteristics;
     -  Quality of management;
     -  Financial character; and
     -  Valuation.


Only companies that pass the Portfolio Manager's strict in-depth research and debate are eligible for purchase. The Portfolio Manager's bottom-up approach focuses on creating an information advantage through a thorough understanding of company fundamentals. From time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.

The Portfolio may invest a portion of its assets in debts securities, including high-yield debt securities, and in cash equivalents. The Portfolio may borrow up to 5% of its total assets and lend up to 33 1/3% of its total assets.


PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:


                                   CREDIT RISK
                              DEBT SECURITIES RISK
                              GROWTH INVESTING RISK
                                   INCOME RISK

                               INTEREST RATE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                   SECTOR RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio Manager may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.


[CHART]

             ING SALOMON BROTHERS INVESTORS -- ANNUAL TOTAL RETURN*

2001            -4.27
2002           -22.98
2003              ___%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Standard & Poor's 500/Barra Value Index ("S&P 500/Barra Value Index") and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500/Barra Value Index is an unmanaged index designed to track a value investing style consisting of those S&P 500 Index companies that have higher Book-to-Price risk index factor exposures and, as a consequence, higher Book-to-Price ratios. This index tends to be more heavily weighted in the energy and financial sectors than the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Portfolio Manager has determined that both indices will be used for comparative purposes.

                          AVERAGE ANNUAL TOTAL RETURN*


                            1 YEAR    INCEPTION
Class I Shares               ____%      ____%
Class S Shares               ____%      ____%
S&P 500/ Barra Value Index   ____%      ____%
S&P 500 Index                ____%      ____%


                                  BEST QUARTER


Quarter Ended                ____       ____%


                                  WORST QUARTER


Quarter Ended                ____       ____%



   * Class I shares commenced operations on May 1, 2003 and therefore does not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year. The bar chart above reflects the returns of the Portfolio's Class S shares, which commenced operations on February 1, 2000. The performance table above reflects the returns for both Class S and Class I shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


MORE ON THE PORTFOLIO MANAGER


SaBAM is a full-service, global investment management organization and is wholly owned by Salomon Smith Barney Holdings Inc., which is a subsidiary of Citigroup Inc. SaBAM has been registered as a U.S. investment advisor since 1989. As of December 31, 2003, SaBAM managed over $___ billion in assets, including a wide spectrum of equity and fixed income products for both institutional and private investors, including corporations, pension funds, public funds, central banks, insurance companies, supranational organizations, endowments and foundations. The headquarters of SaBAM is located at 399 Park Avenue, New York, New York 10022. Additionally, the firm maintains investment management offices in Frankfurt, London, Hong Kong and Tokyo.


The following persons at SaBAM are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           ---------------------------------------
John Cunningham                Senior Portfolio Manager and Managing Director

                               Mr. Cunningham joined SaBAM in 1995 and has 15 years experience in the industry. Prior to becoming a Portfolio Manager, Mr. Cunningham was an investment banker in the Global Power Group at Salomon Brothers Inc. Mr. Cunningham has served in various investment management positions during his tenure at SaBAM.

Mark McAllister                Director and Equity Analyst with SaBAM

                               Executive Vice President and Portfolio Manager at
                               JLW Capital Management Inc. from March 1998 to
                               May 1999. Prior to March 1998, Mr. McAllister was a Vice President and Equity Analyst at Cohen &
                               Steers Capital Management.

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO


PORTFOLIO MANAGER

T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk

PRINCIPAL INVESTMENT STRATEGY


The Portfolio pursues an active asset allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and money market instruments. The Portfolio invests primarily in the common stocks of established companies the Portfolio Manager believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures, and options, in pursuit of its asset allocation strategy. The Portfolio may invest up to 25% of its net assets in foreign equity securities.


The Portfolio's common stocks generally fall into one of two categories:


- the larger category is composed of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets, earnings, or other factors; and


- the smaller category is composed of opportunistic investments whose prices are expected by the Portfolio Manager to rise in the short term but not necessarily over the long term.

Since the Portfolio Manager attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Portfolio Manager may establish relatively large positions in companies it finds particularly attractive.

The Portfolio's approach differs from that of many other stock funds. The Portfolio Manager works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Portfolio Manager searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the Portfolio Manager's ability to find companies that meet valuation criteria rather than its market outlook.


Futures and options may be bought or sold for any number of reasons, including: to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; as a cash management tool; in an effort to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies. Investments in futures and options are subject to additional volatility and potential losses.


In pursuing its investment objective, the Portfolio Manager has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio Manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

DEBT SECURITIES. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's overall investment portfolio. These securities may be purchased to gain additional exposure to a company for their income or other features. The Portfolio may purchase debt securities of any maturity and credit quality. The Portfolio Manager may invest up to 15% of the Portfolio's assets in debt securities that are rated below investment-grade or, if not rated, of equivalent quality and restricted securities. There is no limit on the Portfolio's investments in convertible securities. For a description of bond ratings, please refer to the Statement of Additional Information.

MONEY MARKET INSTRUMENTS. If there are remaining assets available for investment, the Portfolio Manager may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year:


   (1) shares of the T. Rowe Price Reserve Investment Funds, Inc., and Government Reserve Investment Funds, internally managed money market funds of T. Rowe Price;

   (2)  U.S. government obligations;

   (3) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation;

   (4) commercial paper rated at the date of purchase in the two highest rating categories by at least one rating agency; and

   (5)  repurchase agreements.


The Portfolio may lend its securities and may also borrow securities.

When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.


PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:


                         ACTIVE OR FREQUENT TRADING RISK
                                 ALLOCATION RISK
                                   CREDIT RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.


[CHART]

       ING T. ROWE PRICE CAPITAL APPRECIATION -- ANNUAL TOTAL RETURN*(1)

1994      -7.27
1995      20.80
1996      16.36
1997      15.27
1998       5.89
1999       6.92
2000      21.97
2001       9.92
2002       0.48
2003        ___%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index ("S&P 500 Index") and the Lehman Brothers Government/Corporate Bond Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Lehman Brothers Government/Corporate Bond Index is a broad market weighted index which encompasses U.S. Treasury and Agency securities, corporate investment grade bonds and mortgage-backed securities.

                         AVERAGE ANNUAL TOTAL RETURN*(1)


                         1 YEAR    5 YEAR   10 YEAR
Class I Return            ___%      ___%     ___%
Class S Return            ___%      ___%     ___%
S&P 500 Index             ___%      ___%     ___%
Lehman Brothers
  Government/Corporate
  Bond Index              ___%      ___%     ___%
60% S&P 500/40%
  Lehman Index            ___%      ___%     ___%


                                  BEST QUARTER


Quarter Ended             ___       ___%


                                  WORST QUARTER


Quarter Ended             ___       ___%



     * Class I shares commenced operations on May 1, 2003 and therefore does not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year. The bar chart above reflects the returns of the Portfolio's Class S shares, which commenced operations on January 24, 1989. The performance table above reflects the returns for both Class S and Class I shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


   (1) T. Rowe Price has managed the Portfolio since January 1, 1995. Performance prior to January 1, 1995 is attributable to a different portfolio manager.

MORE ON THE PORTFOLIO MANAGER


T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. As of December 31, 2003, the firm and its affiliates managed over $190 billion in assets. The address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202.


The Portfolio is managed by an Investment Advisory Committee. Stephen W. Boesel, Committee Chair, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Portfolio's investment program. Mr. Boesel has been Chairman of the Committee since August 1, 2001. He has been managing investments since joining T. Rowe Price in 1973.

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO


PORTFOLIO MANAGER

T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Substantial dividend income as well as long-term growth of capital

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

The Portfolio Manager typically employs a "value" approach in selecting investments. The Portfolio Manager's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Portfolio Manager generally looks for companies with the following:

   - an established operating history;

   - above-average dividend yield relative to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index");
   - low price/earnings ratio relative to the S&P 500 Index;
   - a sound balance sheet and other positive financial characteristics; and
   - low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.

While most of the Portfolio's assets will be invested in U.S. common stocks, it may also invest in other securities, including convertible securities, warrants, preferred stocks, foreign securities, debt securities, including high-yield debt securities and futures and options in keeping with its objectives. In pursuing its investment objective, the Portfolio Manager has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio Manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Funds, Inc., and Government Reserve Investment Funds, internally managed money market funds of T. Rowe Price.


The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL RISKS


The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other circumstance that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:


                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK

The Portfolio's emphasis on stocks of established companies paying high dividends and its potential investments in fixed income securities may limit its potential for appreciation in a broad market advance. Such securities may also be hurt when interest rates rise sharply. Also, a company in which the Portfolio invests may reduce or eliminate its dividend.


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.

[CHART]

           ING T. ROWE PRICE EQUITY INCOME -- ANNUAL TOTAL RETURN*(1)


1993          11.13
1994          -1.18
1995          18.93
1996           8.77
1997          17.44
1998           8.26
1999          -0.72
2000          12.93
2001           1.36
2002         -13.19
2003            ___%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the S&P Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks.


                         AVERAGE ANNUAL TOTAL RETURN*(1)


                  1 YEAR     5 YEAR   10 YEAR
Class I Return     ____%     ____%     ____%
Class S Return     ____%     ____%     ____%
S&P 500 Index      ____%     ____%     ____%


                                  BEST QUARTER


Quarter Ended      ____      ____%


                                  WORST QUARTER


Quarter Ended      ____      ____%



* Class I shares commenced operations on May 1, 2003 and therefore does not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year. The bar chart above reflects the returns of the Portfolio's Class S shares, which commenced operations on January 24, 1989. The performance table above reflects the returns for both Class S and Class I shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(1) T. Rowe Price has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to different portfolio managers.

MORE ON THE PORTFOLIO MANAGER


T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. T. Rowe Price is a wholly- owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. As of December 31, 2003, the firm and its affiliates managed over $190 billion in assets. The address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202.

The Portfolio is managed by an Investment Advisory Committee. Brian Rogers, as Committee Chair, has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Rogers has been Chairman of the Committee since March 1999. He joined T. Rowe Price in 1982.

ING UBS U.S. BALANCED PORTFOLIO


PORTFOLIO MANAGER

UBS Global Asset Management (Americas) Inc. ("UBS")

INVESTMENT OBJECTIVE

Maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments

PRINCIPAL INVESTMENT STRATEGY


The Portfolio Manager allocates the Portfolio's assets among the following classes, or types of investments: stocks, bonds, and short-term money market debt obligations. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments that are not in the bond class.


The Portfolio Manager uses its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The Portfolio Manager may invest the Portfolio's assets in these classes by investing in other funds.

Within the equity portion of the Portfolio, the Portfolio Manager selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the Portfolio Manager's assessment of what a security is worth. The Portfolio Manager bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Portfolio Manager then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

In selecting fixed income securities, the Portfolio Manager uses an internally developed valuation model that quantifies return expectations for all major domestic bond markets. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Portfolio Manager considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will have an initial maturity of more than one year, and will generally be of investment-grade quality and possess a minimum rating of BBB by S&P or Baa by Moody's or, if unrated, determined to be of comparable quality by the Portfolio Manager.

The Portfolio Manager's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings. The Portfolio Manager manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risk.

The Portfolio Manager may, but is not required to, use various techniques, such as buying and selling futures contracts, swaps and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices, interest rates, or other factors that affect security values. If the Portfolio Manager's strategies do not work as intended, the Portfolio may not achieve its objective.

PORTFOLIO TURNOVER. The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The

Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                 ALLOCATION RISK
                                    CALL RISK
                                   CREDIT RISK

                                DERIVATIVES RISK

                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK

In response to market, economic, political or other conditions, the Portfolio Manager may temporarily use a different investment strategy for defensive purposes. If the Portfolio Manager does so, different factors could affect the Portfolio's performance and the Portfolio may not achieve its investment objective.


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risk of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.


[CHART]

                ING UBS U.S. BALANCED -- ANNUAL TOTAL RETURN*(1)

2001          -6.52
2002         -14.77
2003            ___%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Wilshire 5000 Index and the Lehman U.S. Aggregate Bond Index. The Wilshire 5000 Index is an unmanaged index comprised of all U.S. headquartered equity securities with readily available price data. Over 7,000 capitalization weighted security returns are used to adjust the index. The Lehman U.S. Aggregate Bond Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset backed securities with maturities of at least one year.


                         AVERAGE ANNUAL TOTAL RETURN*(1)


                                                  10/2/00
                                      1 YEAR     (INCEPTION)
Class S shares                         ____%        ____%
Wilshire 5000 Index                    ____%        ____%
Lehman U.S. Aggregate Bond Index       ____%        ____%
70% Wilshire 5000/30% Lehman Index     ____%        ____%


                                  BEST QUARTER


Quarter Ended                          ____         ____%


                                  WORST QUARTER


Quarter Ended                          ____         ____%



* Class I shares had not commenced operations in 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced February 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(1) UBS has managed the Portfolio since May 1, 2002. Performance prior to this date is attributable to a different portfolio manager.

MORE ON THE PORTFOLIO MANAGER


UBS is the Portfolio Manager. UBS is a registered investment adviser located at One North Wacker Drive, Chicago, Illinois 60606. As of December 31, 2003, UBS had approximately $39.3 billion in assets under management.


UBS is an indirect wholly owned subsidiary of UBS AG ("UBS AG"), and a member of the UBS Global Asset Management Division. UBS AG is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.


Investment decisions for the Portfolio are made by an investment management team at UBS.

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO


PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY


The Portfolio Manager seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of large-capitalization U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. The Portfolio invests primarily in companies with market capitalizations of $10 billion or more that the Portfolio Manager believes exhibit strong free cash flow and earnings growth. The Portfolio Manager emphasizes individual security selection. Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities (plus borrowings for investment purposes).

The Portfolio Manager focuses on companies that it believes to have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The Portfolio Manager studies company developments, including business strategy, management focus and financial results, to identify companies with earnings growth and the potential for unexpected positive earnings in relation to consensus expectations. Valuation is viewed in the context of prospects for sustainable earnings growth and business momentum. The Portfolio Manager generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.


When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.


[CHART]

              ING VAN KAMPEN EQUITY GROWTH -- ANNUAL TOTAL RETURN*

2003             ___%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").


                               AVERAGE ANNUAL TOTAL RETURN*


                                                     5/1/02
                                      1 YEAR       INCEPTION
Class S Shares                         ____%          ____%
S&P 500 Index                          ____%          ____%


                                  BEST QUARTER


Quarter Ended                          ____         ____%


                                  WORST QUARTER


Quarter Ended                          ____         ____%



* Class I shares had not commenced operations in 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


MORE ON THE PORTFOLIO MANAGER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Van Kampen," is a registered investment adviser, located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2003, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $421 billion.


The Portfolio is managed by Van Kampen's Large Cap Growth team. Current members of the team include William Auslander, Managing Director, and Jeffrey Alvino, Executive Director.

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO


PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY


The Portfolio Manager seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Portfolio may invest in securities of companies of any size. The Portfolio Manager emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities of issuers from at least three different countries, which may include the United States.

The Portfolio Manager seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Portfolio Manager's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.


The Portfolio Manager relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Portfolio Manager believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Portfolio Manager generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.

The Portfolio may also invest in derivatives for hedging current and other risks for potential gains. Such derivatives may include forward contracts, futures contracts, options, swaps and structured notes. The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may fail to produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                  CURRENCY RISK

                                DERIVATIVES RISK

                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK
                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.


[CHART]

             ING VAN KAMPEN GLOBAL FRANCHISE - ANNUAL TOTAL RETURN*

2003       ___%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Morgan Stanley Capital International World Index ("MSCI World Index"). The MSCI World Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East.


                          AVERAGE ANNUAL TOTAL RETURN*


                                                 05/01/02
                                       1 YEAR    INCEPTION
Class S Shares                         ____%      ____%
MSCI World Index                       ____%      ____%


                                  BEST QUARTER


Quarter Ended                          ____         ____%


                                  WORST QUARTER


Quarter Ended                          ____         ____%



* Class I shares had not commenced operations in 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

MORE ON THE PORTFOLIO MANAGER


Morgan Stanley Investment Management Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Van Kampen," is a registered investment adviser, located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. MSIM Inc. has entered into a sub-portfolio management agreement with a MSIM Inc.-affiliated entity, Morgan Stanley Investment Limited ("MSIML") so that MSIM may utilize MSIML's services and delegate some of its portfolio management responsibilities to MSIML. As of December 31, 2003, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $421 billion.

The Portfolio is managed by the Global Franchise team. Hassan Elmasry, Managing Director, and Paras Dodhia, Senior Associate, are current members of the team.

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO


PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Long-term growth of capital and income

PRINCIPAL INVESTMENT STRATEGY


Under normal market conditions, the Portfolio Manager seeks to achieve the Portfolio's investment objective by investing primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's ("S&P") or by Moody's Investors Service, Inc. ("Moody's"). A more complete description of security ratings is contained in the Statement of Additional Information.


In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth of capital and income. Although the Portfolio may invest in companies of any size, the Portfolio Manager may focus on larger capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Portfolio Manager indicate that it is desirable to do so. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.


[CHART]

           ING VAN KAMPEN GROWTH AND INCOME -- ANNUAL TOTAL RETURN*(1)

1994        0.59
1995       31.06
1996       20.65
1997       29.82
1998       14.13
1999       15.88
2000       -2.11
2001      -11.95
2002      -14.75
2003       _____%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Standard & Poor's 500 Index ("S&P 500 Index") and the Russell 1000(R) Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks.

The Russell 1000(R) Index consists of the 1000 largest companies in the Russell 3000(R) Index.


                        AVERAGE ANNUAL TOTAL RETURN*(1)


                                   1 YEAR     5 YEAR     10 YEAR
Class S Return                      ___%       ___%       ___%
S&P 500 Index                       ___%       ___%       ___%(2)
Russell 1000 Index                  ___%       ___%       ___%(2)


                                  BEST QUARTER

                                  BEST QUARTER

Quarter Ended                          ____         ____%


                                  WORST QUARTER


Quarter Ended                          ____         ____%



   * Class I shares had not commenced operations in 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on October 4, 1993. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(1) Van Kampen has managed the Portfolio since January 30, 2002. Performance prior to January 30, 2002 is attributable to a different portfolio manager.

(2)  Index return is for the period beginning October 1, 1993.

MORE ON THE PORTFOLIO MANAGER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Van Kampen," is a registered investment adviser, located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2003, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $421 billion.

The Portfolio is managed by Van Kampen's Equity Income team. Current members of the team include James A. Gilligan, Managing Director; Thomas Bastain, Vice President; Sergio Marcheli, Vice President; James O. Roeder, Executive Director; and Vicent Vizachero, Associate.

ING VAN KAMPEN REAL ESTATE  PORTFOLIO


PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Capital appreciation.  Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ").


The Portfolio Manager selects securities generally for long-term investment. The Portfolio invests the majority of its assets in companies in the United States real estate industry. A company is considered to be in the United States real estate industry if it meets the following tests: (1) a company is considered to be from the United States if its securities are traded on a recognized stock exchange in the United States, if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the United States or if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

The Portfolio may invest more than 25% of its assets in any of the above sectors.

The Portfolio focuses on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions.

The Portfolio also may invest in:

     - equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry;
     - financial institutions which issue or service mortgages, not to exceed 25% of total assets;
     - securities of companies unrelated to the real estate industry but which have significant real estate holdings believed to be undervalued;
     - high yield debt securities and convertible bonds, not to exceed 20% of total assets;
     -  mortgage- and asset-backed securities; and
     -  covered options on securities and stock indexes.

The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL RISKS


The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                DERIVATIVES RISK

                              DIVERSIFICATION RISK
                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                    REIT RISK
                                   SECTOR RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.


The performance information does not include insurance-related charges imposed under a Variable Contract or related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.


[CHART]

             ING VAN KAMPEN REAL ESTATE -- ANNUAL TOTAL RETURN*(1)

1994           6.34
1995          16.59
1996          35.30
1997          22.79
1998         -13.45
1999          -3.81
2000          30.09
2001           8.14
2002           0.20
2003             --%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Wilshire Real Estate Securities index. The Wilshire Real Estate Securities Index consists of real estate investment trusts (REITs) and real estate operating companies (REOCs).


                        AVERAGE ANNUAL TOTAL RETURN*(1)


                                      1 YEAR      5 YEAR      10 YEAR
Class I Return                         ___%         ___%        ___%
Class S Return                         ___%         ___%        ___%
Wilshire Real Estate
  Securities Index                     ___%         ___%        ___%


                                  BEST QUARTER


Quarter Ended                          ____         ____%


                                  WORST QUARTER


Quarter Ended                          ____         ____%



     * Class I shares commenced operations on May 1, 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year. The bar chart above reflects the returns of the Portfolio's Class S shares, which commenced operations on January 24, 1989. The performance table above reflects the returns for both Class S and Class I shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(1) On December 17, 2001, Van Kampen became the Portfolio Manager of the Portfolio. Performance prior to December 17, 2001 is attributable to different portfolio managers.

MORE ON THE PORTFOLIO MANAGER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Van Kampen," is a registered investment adviser, located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2003, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $___ billion.


The Portfolio is managed by Van Kampen's Real Estate team. Current team members include Thoedore, R. Bigman, Managing Director, and Douglas A. Funke, Managing Director.

                           PORTFOLIO FEES AND EXPENSES

The table that follows shows the estimated operating expenses paid each year by a Portfolio. These expenses are based on the expenses paid by the Portfolios in the year 2003. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.

                                 CLASS I SHARES
                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                                                      DISTRIBUTION           OTHER             TOTAL OPERATING
                                                 MANAGEMENT FEE       (12b-1) FEE         EXPENSES (2)             EXPENSES
ING AIM Mid Cap Growth Portfolio                      ___%               0.00%                ___%                 ___%(3)
ING Alliance Mid Cap Growth Portfolio                 ___%               0.00%                ___%                 ___%(3)
ING Capital Guardian Large Cap Value Portfolio        ___%               0.00%                ___%                 ___%(3)
ING Capital Guardian Managed Global Portfolio         ___%               0.00%                ___%                 ___%(3)
ING Capital Guardian Small Cap Portfolio              ___%               0.00%                ___%                 ___%(3)
ING Developing World Portfolio                        ___%               0.00%                ___%                 ___%
ING FMR(SM)                                           ___%               0.00%                ___%                 ___%
Diversified Mid Cap Portfolio
ING Goldman Sachs   Internet Tollkeeper(SM)           ___%               0.00%                ___%                 ___%
Portfolio
ING Hard Assets Portfolio                             ___%               0.00%                ___%                 ___%
ING Jennison Equity Opportunities Portfolio           ___%               0.00%                ___%                 ___%(3)
ING Mercury Focus Value Portfolio                     ___%               0.00%                ___%                 ___%
ING Mercury Fundamental Growth Portfolio              ___%               0.00%                ___%                 ___%
ING Salomon Brothers All Cap Portfolio                ___%               0.00%                ___%                 ___%(3)
ING Salomon Brothers Investors Portfolio              ___%               0.00%                ___%                 ___%
ING T. Rowe Price Capital Appreciation Portfolio      ___%               0.00%                ___%                 ___%(3)
ING T. Rowe Price Equity  Income Portfolio            ___%               0.00%                ___%                 ___%(3)
ING UBS U.S. Balanced Portfolio                       ___%               0.00%                ___%                 ___%
ING Van Kampen Equity Growth Portfolio                ___%               0.00%                ___%(3)              ___%
ING Van Kampen Global Franchise Portfolio             ___%               0.00%                ___%(3)              ___%
ING Van Kampen Growth and Income Portfolio            ___%               0.00%                ___%                 ___%(3)
ING Van Kampen Real Estate Portfolio                  ___%               0.00%                ___%                 ___%


(1) This table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.

(2) The Management Agreement between the Trust and its Manager, DSI ("Manager"), provides for a "bundled fee" arrangement, under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(3) A portion of the brokerage commissions that the AIM Mid Cap, Alliance Mid Cap Growth, Capital Guardian Large Cap Value, Capital Guardian Managed Global, Capital Guardian Small Cap, Jennison Equity Opportunities, Salomon Brothers All Cap, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income and Van Kampen Growth and Income Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions, the "Total Operating Expenses" for each Portfolio for the year ended December 31, 2003 would have been ___%, ___%, ___%, ___%, ___%, ___%, ___%, ___%, ___%, __%, respectively. This arrangement may be discontinued at any time.


EXAMPLE This Example is intended to help you compare the cost of investing in Class I of the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class I operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                      1 YEAR         3 YEARS       5 YEARS      10 YEARS
     ING AIM Mid Cap Growth Portfolio                   $___          $___           $___         $___
     ING Alliance Mid Cap Growth Portfolio              $___          $___           $___         $___
     ING Capital Guardian Large Cap Value Portfolio     $___          $___           $___         $___
     ING Capital Guardian Managed Global Portfolio      $___          $___           $___         $___
     ING Capital Guardian Small Cap Portfolio           $___          $___           $___         $___
     ING Developing World Portfolio                     $___          $___           $___         $___
     ING FMR(SM)                                        $___          $___           $___         $___
     Diversified Mid Cap Portfolio
     ING Goldman Sachs   Internet Tollkeeper(SM)        $___          $___           $___         $___
     Portfolio
     ING Hard Assets Portfolio                          $___          $___           $___         $___
     ING Jennison Equity Opportunities Portfolio        $___          $___           $___         $___
     ING Mercury Focus Value Portfolio                  $___          $___           $___         $___
     ING Mercury Fundamental Growth Portfolio           $___          $___           $___         $___
     ING Salomon Brothers All Cap Portfolio             $___          $___           $___         $___
     ING Salomon Brothers Investors Portfolio           $___          $___           $___         $___
     ING T. Rowe Price Capital Appreciation Portfolio   $___          $___           $___         $___
     ING T. Rowe Price Equity  Income Portfolio         $___          $___           $___         $___
     ING UBS U.S. Balanced Portfolio                    $___          $___           $___         $___
     ING Van Kampen Equity Growth Portfolio             $___          $___           $___         $___
     ING Van Kampen Global Franchise Portfolio          $___          $___           $___         $___
     ING Van Kampen Growth and Income Portfolio         $___          $___           $___         $___
     ING Van Kampen Real Estate Portfolio               $___          $___           $___         $___


The Example numbers reflect the contractual fee waiver for the one-year period and the contractual fee waiver for the one-year period and the first year of the three-, five- and ten- year periods.

SUMMARY OF PRINCIPAL RISKS

THE VALUE OF YOUR INVESTMENTS IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS". THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTIONS OF THE PORTFOLIOS AND ARE DESCRIBED IN THIS SECTION. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPALS RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENT MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ACTIVE OR FREQUENT TRADING RISK. A portfolio may engage in active and frequent trading. Frequent trading increases transaction costs, which may generate expenses and could detract from a portfolio's performance.

ALLOCATION RISK. A portfolio will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by a portfolio manager. A portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

BORROWING AND LEVERAGE RISK. The Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a portfolio's shares and in the portfolio's return. Borrowing will cost the portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. Forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

CLOSED-END INVESTMENT COMPANY RISK. When a portfolio invests in closed-end investment companies, the portfolio indirectly pays a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the portfolio.

CONVERTIBLE SECURITIES RISK. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's asset..

DEBT SECURITIES RISK. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than market price of shorter term securities.


DERIVATIVES RISK. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect a Portfolio from adverse movements in securities prices and interest rates or as an investment strategy to help attain a Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Portfolio manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (1940
Act), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.


EMERGING MARKETS RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.


FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. The market may not favor growth-oriented stocks or may not favor equities at all.

HARD ASSET RISK. The production and marketing of hard assets (commodities) may be affected by actions and changes in governments. Securities of hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs.

HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgement.

INCOME RISK. A Portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INDUSTRY CONCENTRATION RISK. When a Portfolio invests primarily in securities of companies in a particular market sector, the Portfolio may be subject to greater risks and market fluctuations than other portfolios that are more diversified by market sector.

INTEREST RATE RISK. The prices of debt securities generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.


INVESTMENTS BY FUND-OF-FUNDS RISK. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund of funds. From time to time, the Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds of funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser or Portfolio Manager will monitor transactions by the funds of funds and will attempt to minimize any adverse effects on the Portfolio and funds of funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.


INTERNET RISK. The risk that the stock prices of Internet and Internet-related companies will experience significant price movements as a result of intense worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.

IPO RISK. Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on a portfolio during the start-up phase when the Portfolio's asset base is relatively small. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant.

LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a portfolio's assets .

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A portfolio manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no assurance that these will achieve a Portfolio's objective, and a portfolio manager could do a poor job in executing an investment strategy. Individuals primarily responsible for managing a portfolio may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a portfolio invests may still trail returns from the overall stock market.

MARKET TRENDS RISK. From time to time, the stock market may not favor the type or style of securities in which a portfolio invests.

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MATURITY RISK. Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of a portfolio's fixed income investments will affect the volatility of the portfolio's share price.

MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

MORTGAGE RISK. A portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a portfolio because a portfolio will have to reinvest that money at the lower prevailing interest rates.


PRICE VOLATILITY RISK. The value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer, and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter
(OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

To the extent that a portfolio invests significantly in one geographic region or country, a portfolio may be more sensitive to economic and other factors in that geographic region or country than a more geographically diversified fund.


PRICE VOLATILITY RISK. The value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer, and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REIT RISK. Investing in Real Estate Investment Trusts or "REITs" may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including, terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

RESTRICTED AND ILLIQUID SECURITIES RISK. Certain Portfolios may invest in restricted and illiquid securities. If a security is illiquid, a portfolio might be unable to sell the security at a time when the Portfolio Manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

SECTOR RISK. A sector is a group of selected industries, such as technology. A portfolio may, at times, invest significant assets in securities of issuers in one or more market sectors, such as technology. To the extent a portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a portfolio than it would on a Portfolio that has securities representing a broader range of investments.

SECURITIES LENDING RISK. The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio.

SHORT SALES RISK. A portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because a portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the portfolio manager believes that the price of a security may decline, causing the value of a security owned by the portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the portfolio owns.

SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly.

SOVEREIGN DEBT RISK. The Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.


SPECIAL SITUATIONS RISK. A "special situation" arises when, in a portfolio manager's opinion, securities of a particular company will appreciate in value due to a specific development with respect to that issuer. Investments in special situation companies may not appreciate if an anticipated development does not occur or does not produce the anticipated result.


UNDERVALUED SECURITIES RISK. Prices of securities react to the economic condition of the company that issued the security. A portfolio's equity investments in an issuer may rise or fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. A portfolio manager invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

VALUE INVESTING RISK. A particular risk of a portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented stocks and may not favor equities at all.

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                                MORE INFORMATION

PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.

A WORD ABOUT PORTFOLIO DIVERSITY


Each Portfolio in this Prospectus, unless specifically noted under a portfolio's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under a portfolio's principal investment strategy, is fundamental. In addition, investment restrictions are fundamental if so designated in this prospectus or statement of additional information. This means they may not be modified or changed without a vote of the shareholders.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS


The Statement of Additional Information is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website http://www.sec.gov.



NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the Statement of Additional Information.


TEMPORARY DEFENSIVE POSITIONS

A Portfolio Manager may depart from a Portfolio's its principal investment strategies by temporarily investing for defensive purposes when a Portfolio Manager believes that adverse market, economic, political or other conditions may affect a Portfolio. Instead, a Portfolio may invest in securities believed to present less risk, such as cash items, debt securities that are high quality or higher than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a Portfolio may engage, unless specifically noted under a Portfolio's principal investment strategy, are identified and discussed, together with their risks, in the Statement of Additional Information.


INDEPENDENT AUDITORS


KPMG LLP, located at 99 High Street, Boston, MA 02110.


ADMINISTRATIVE SERVICES


In addition to advisory services, DSI provides administrative and other services Necessary or the ordinary operation of the Portfolios. DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, portfolio managers, and the insurance company or companies to which the portfolios offer their shares. DSI also ensures that the Portfolios operate in compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a Portfolio, interest on borrowing, fees and expenses of the independent trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Portfolio Managers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio, including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.

DSI has entered into a Sub-Administration Agreement with ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSI, under which ING Funds Services will provide the Portfolios with certain administrative services. The administrative services performed by ING Funds Services on behalf of DSI include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the Portfolios operate in compliance with applicable legal requirements and monitoring the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION

DSI is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


CLASSES OF SHARES

The Portfolios' shares are classified into Adviser Class (Class A), Institutional Class (Class I), Service Class (Class S) and Retirement Class (Class R). The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered by this Prospectus. Class I shares are not subject to any sales loads, servicing fees or Rule 12b-1 distribution fees.

INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS

Each Portfolio is available to serve as an investment option offered through variable annuity contracts and variable life contracts available to Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. The Portfolios currently do not foresee any disadvantages to investors if the Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of variable annuity contracts, variable life insurance policies, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts form the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

                         OVERALL MANAGEMENT OF THE TRUST

THE ADVISER


Directed Services, Inc. ("DSI"), a New York corporation, is the adviser to the Trust. As of December 31, 2003, DSI managed approximately $13 billion in registered investment company assets. DSI is registered with the U.S. Securities and Exchange Commission ("SEC") as an investment adviser and a broker-dealer.

DSI, subject to the supervision of the Board of Trustees of the Trust, (the "Board"), acts as a "manager-of-managers" for the Trust. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, the Adviser delegates to each Portfolio Manager the responsibility for investment management, subject to DSI's oversight. DSI monitors the investment activities of the Portfolio Managers. From time to time, DSI also recommends the appointment of additional or replacement Portfolio Managers to the Board of the Trust. On May 24, 2002, the Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board, to replace an existing Portfolio Manager with a non-affiliated Portfolio Manager for the Portfolios, as well as change the terms of a contract with a non-affiliated Portfolio Manager without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a Portfolio Manager of a Portfolio of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios.

MANAGEMENT FEE


The Trust pays DSI a management fee, payable monthly, based on the average daily net assets of a Portfolio (or the combined net assets of two or more portfolios).


The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:

                                                                    FEE PAID TO ADVISER DURING 2003
                  PORTFOLIO                                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)*
                 --------------------------------------------------------------------------------------
                 ING AIM Mid Cap Growth Portfolio                                  %
                 ING Alliance Mid Cap Growth Portfolio                             %
                 ING Capital Guardian Large Cap Value Portfolio                    %
                 ING Capital Guardian Managed Global Portfolio                     %
                 ING Capital Guardian Small Cap Portfolio                          %
                 ING Developing World Portfolio                                    %
                 ING FMRSM Diversified Mid Cap Portfolio                           %
                 ING Goldman Sachs Internet TollkeeperSM Portfolio                 %
                 ING Hard Assets Portfolio                                         %
                 ING Jennison Equity Opportunities Portfolio                       %
                 ING Mercury Focus Value Portfolio                                 %
                 ING Mercury Fundamental Growth Portfolio                          %
                 ING Salomon Brothers All Cap Portfolio                            %
                 ING Salomon Brothers Investors Portfolio                          %
                 ING T. Rowe Price Capital Appreciation Portfolio                  %
                 ING T. Rowe Price Equity Income Portfolio                         %
                 ING UBS U.S. Balanced Portfolio                                   %
                 ING Van Kampen Equity Growth Portfolio                            %
                 ING Van Kampen Global Franchise Portfolio                         %
                 ING Van Kampen Growth and Income Portfolio                        %
                 ING Van Kampen Real Estate Portfolio                              %



DSI pays each Portfolio Manager a portfolio management fee for its services on a monthly basis.

                 * DSI voluntarily waived ___% of the management fee for assets of Van Kampen Growth and Income Portfolio in excess of $__ million through December 31, 2003.





                                   SHARE PRICE

The net asset value (NAV) per share for each class of each Portfolio is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Portfolios do not price shares, the NAV of a Portfolio that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less at the time of purchase are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

                             TAXES AND DISTRIBUTIONS

The Portfolios distribute their net investment income, if any, on their outstanding shares annually. Any net realized long-term capital gain for any portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by any Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio will reduce the per share net asset value by the per share amount paid.

The Portfolios intend to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.


                              FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand each of the Portfolio's financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the year ended December 31, 2003, the information has been audited by KPMG LLP, independent auditors, whose report, along with a Portfolio's financial statements, are included in the annual report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by other independent auditors.

Because the Portfolios' Class I shares do not have a full calendar year of operations, audited financial highlights are not available, therefore the audited financial highlights for the Portfolios' Class S shares are provided. Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

ING AIM MID CAP GROWTH PORTFOLIO*



                                                            YEAR           YEAR           YEAR             YEAR           YEAR
                                                            ENDED          ENDED          ENDED            ENDED          ENDED
-----------------------------------------------------------------------------------------------------------------------------------
                                                          12/31/03       12/31/02#       12/31/01         12/31/00       12/31/99
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                       $              $    13.16     $     16.72      $     19.95    $    12.82
                                                         --------------------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                                 (0.06)          (0.08)           (0.02)        (0.03)
Net realized and unrealized gain/(loss) on investments                       (4.11)          (3.46)           (2.52)         7.24
                                                         --------------------------------------------------------------------------
Total from investment operations                                             (4.17)          (3.54)           (2.54)         7.21
                                                         --------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                            --              --               --         (0.02)
Distributions from capital gains                                                --           (0.02)           (0.69)        (0.06)
(Distributions in excess of capital gains                                       --              --               --            --
                                                         --------------------------------------------------------------------------
Total distributions                                                             --           (0.02)           (0.69)        (0.08)
                                                         --------------------------------------------------------------------------

Net asset value, end of year                             $              $     8.99     $     13.16      $     16.72    $    19.95
-----------------------------------------------------------------------------------------------------------------------------------
Total return                                                                (31.69)%        (21.17)%         (12.45)%       56.24%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                                      $  145,379     $   269,805      $   374,614    $  205,799
Ratio of operating expenses to average net assets:
-----------------------------------------------------------------------------------------------------------------------------------
   Before directed brokerage reimbursement                                    0.95%           0.95%            0.95%         0.96%
   After directed brokerage reimbursement                                     0.90%             --               --            --

Ratio of net investment income/(loss) to average net
   assets:
-----------------------------------------------------------------------------------------------------------------------------------
   Before directed brokerage reimbursement                                   (0.57)%         (0.53)%          (0.19)%       (0.14)%
After directed brokerage reimbursement                                       (0.52)%            --               --            --
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                        188%            200%             219%          176%
-----------------------------------------------------------------------------------------------------------------------------------



     * Since March 1, 1999, A I M Capital Management, Inc. has served as Portfolio Manager for the Portfolio. Prior to that date, a different firm served as Portfolio Manager.

     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING ALLIANCE MID CAP GROWTH PORTFOLIO**



                                                           YEAR          YEAR           YEAR             YEAR            YEAR
                                                           ENDED         ENDED          ENDED            ENDED           ENDED
----------------------------------------------------------------------------------------------------------------------------------
                                                           12/31/03    12/31/02#       12/31/01         12/31/00        12/31/99
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $    12.75     $     14.78      $     18.52     $    15.62
                                                        --------------------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                               (0.07)          (0.07)           (0.07)            --
Net realized and unrealized gain/(loss) on investments                     (3.76)          (1.96)           (3.14)          3.96
                                                        --------------------------------------------------------------------------
Total from investment operations                                           (3.83)          (2.03)           (3.21)          3.96
LESS DISTRIBUTIONS:
Dividends from net investment income                                          --              --               --          (0.02)
Distributions in excess of net investment income                              --              --               --          (0.01)
Distributions from capital gains                                              --              --            (0.53)         (1.03)
Return of capital                                                             --              --            (0.00)(1)         --
Total distributions                                                           --              --            (0.53)         (1.06)
Net asset value, end of period                                        $     8.92     $     12.75      $     14.78     $    18.52

==================================================================================================================================
Total return                                                              (30.04)%        (13.73)%         (17.12)%        25.56%
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                  $  288,770     $   468,567      $   562,549     $  567,628

Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                                  1.05%           1.01%            0.99%          1.05%
   After directed brokerage reimbursement                                   1.02%             --               --             --
Ratio of net investment income/(loss) to average net
   assets:
   Before directed brokerage reimbursement                                 (0.72)%         (0.53)%          (0.45)%         0.00%(1)
   After directed brokerage reimbursement                                  (0.69)%            --               --             --
Portfolio turnover rate                                                      159%            211%              59%           185%
----------------------------------------------------------------------------------------------------------------------------------



     ** Since March 1, 1999, Alliance Capital Management, L.P. has served as Portfolio Manager for the Portfolio. Prior to that date, a different firm served as Portfolio Manager. Prior to July 1, 1999, the ING Alliance Mid Cap Growth Portfolio was named the Growth & Income Portfolio.
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
     (1) Amount is less than $0.01.

ING CAPITAL GUARDIAN LARGE CAP VALUE PORTFOLIO



                                                            YEAR           YEAR           YEAR             PERIOD
                                                            ENDED          ENDED          ENDED             ENDED
---------------------------------------------------------------------------------------------------------------------
                                                          12/31/03       12/31/02#       12/31/01         12/31/00*
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $    10.18     $     10.58      $     10.00
                                                                        ---------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                         0.03            0.01             0.03
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                    (2.45)          (0.39)            0.65
                                                                        ---------------------------------------------
Total from investment operations                                             (2.42)          (0.38)            0.68
                                                                        ---------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                         (0.02)          (0.02)           (0.02)
                                                                        ---------------------------------------------
Distributions from capital gains                                                --           (0.00)(1)        (0.08)
Total distributions                                                          (0.02)          (0.02)           (0.10)
---------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                          $     7.74     $     10.18      $     10.58

Total return                                                                (23.79)%         (3.62)%           6.81%++

---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $  301,376     $   282,049      $   113,206
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                                    1.01%           1.01%            1.00%+
   After directed brokerage reimbursement                                     0.99%             --               --

Ratio of net investment income to average net assets:

   Before directed brokerage reimbursement                                    0.31%           0.17%            0.60%+
   After directed brokerage reimbursement                                     0.33%             --               --
Portfolio turnover rate                                                         27%             29%              22%
---------------------------------------------------------------------------------------------------------------------



     *   The Large Cap Value Portfolio commenced operations on February 1, 2000.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
     (1) Amount is less than 0.01.

ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO*



                                                            YEAR         YEAR             YEAR             YEAR           YEAR
                                                            ENDED        ENDED            ENDED            ENDED          ENDED
-----------------------------------------------------------------------------------------------------------------------------------
                                                          12/31/03     12/31/02#         12/31/01         12/31/00       12/31/99
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                    $     10.40      $     11.82      $     19.96    $    14.19

                                                         --------------------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                                 0.02             0.00(1)            --         (0.03)
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                   (2.12)           (1.41)           (3.13)         8.82
                                                         --------------------------------------------------------------------------
Total from investment operations                                            (2.10)           (1.41)           (3.13)         8.79

                                                         --------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                        (0.00)(1)        (0.01)           (0.02)           --
Return of capital                                                           (0.01)              --               --            --
Distributions from capital gains                                               --               --            (4.99)        (3.02)

                                                         --------------------------------------------------------------------------
Total distributions                                                         (0.01)           (0.01)           (5.01)        (3.02)
                                                         --------------------------------------------------------------------------
Net asset value, end of year                                          $      8.29      $     10.40      $     11.82    $    19.96
Total return                                                               (20.18)%         (11.91)%         (14.56)%       63.30%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                                    $   226,961      $   255,251      $   232,963    $  184,486
Ratio of operating expenses to average net assets:
-----------------------------------------------------------------------------------------------------------------------------------

   Before directed brokerage reimbursement                                   1.26%            1.26%            1.25%         1.25%
   After directed brokerage reimbursement                                    1.25%              --               --            --

Ratio of net investment income/(loss) to average net
   assets:
-----------------------------------------------------------------------------------------------------------------------------------

 Before directed brokerage reimbursement                                     0.19%           (0.01)%           0.05%        (0.19)%
After directed brokerage reimbursement                                       0.20%              --               --            --
Portfolio turnover rate                                                        36%              30%             109%          168%
-----------------------------------------------------------------------------------------------------------------------------------



     * Since February 1, 2000, Capital Guardian Trust Company has served as Portfolio Manager of the Portfolio. Prior to that date, different firms served as Portfolio Manager.
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
     (1) Amount is less than 0.01.

ING CAPITAL GUARDIAN SMALL CAP PORTFOLIO*



                                                            YEAR         YEAR             YEAR             YEAR           YEAR
                                                            ENDED        ENDED            ENDED            ENDED          ENDED
-----------------------------------------------------------------------------------------------------------------------------------
                                                          12/31/03     12/31/02#         12/31/01         12/31/00       12/31/99
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $                  10.53      $     10.71      $     23.44    $    16.03
                                                         --------------------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                                 0.02             0.01             0.04         (0.07)
Net realized and unrealized gain/(loss) on investments                      (2.70)           (0.18)           (5.05)         8.17
                                                         --------------------------------------------------------------------------
Total from investment operations                                            (2.68)           (0.17)           (5.01)         8.10
                                                         --------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from net investment income                                    (0.01)           (0.01)           (0.03)           --
Distributions from capital gains                                               --               --            (7.69)        (0.69)
  Total distributions                                                       (0.01)           (0.01)           (7.72)        (0.69)
                                                         --------------------------------------------------------------------------
Net asset value, end of period                           $                   7.84      $     10.53            10.71    $    23.44
-----------------------------------------------------------------------------------------------------------------------------------
Total return                                                               (25.43)%          (1.56)%         (18.17)%       50.61%
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                  $   365,177      $   516,009      $   461,106    $  147,696
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                                   0.95%            0.95%            0.95%         0.96%
   After directed brokerage reimbursement                                    0.94%              --               --            --
Ratio of net investment income/(loss) to average net
   assets:
   Before directed brokerage reimbursement                                   0.27%            0.16%            0.21%        (0.49)%
   After directed brokerage reimbursement                                    0.28%              --               --            --
Portfolio turnover rate                                                        40%              42%             116%          132%
-----------------------------------------------------------------------------------------------------------------------------------



     * Since February 1, 2000, Capital Guardian Trust Company has served as Portfolio Manager for the Capital Guardian Small Cap Portfolio. Prior to that date, a different firm served as Portfolio Manager. Prior to May 1, 2002, the Capital Guardian Small Cap Portfolio was named the Small Cap Portfolio.
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING DEVELOPING WORLD PORTFOLIO**



                                                            YEAR         YEAR            YEAR            YEAR           PERIOD
                                                            ENDED        ENDED           ENDED           ENDED           ENDED
----------------------------------------------------------------------------------------------------------------------------------
                                                          12/31/03     12/31/02#        12/31/01        12/31/00        12/31/99#
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $                   7.10            7.59           11.56     $     7.37
                                                         -------------------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                                 0.02            0.09           (0.05)          0.08
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                   (0.78)          (0.49)          (3.86)          4.44
                                                         -------------------------------------------------------------------------
Total from investment operations                                            (0.76)          (0.40)          (3.91)          4.52
                                                         -------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                           --           (0.08)             --          (0.10)
Distributions in excess of net investment income                               --              --              --          (0.03)
Distributions from capital gains                                               --           (0.01)          (0.06)         (0.20)
Total distributions                                                            --           (0.09)          (0.06)         (0.33)
                                                         -------------------------------------------------------------------------
Net asset value, end of period                           $                   6.34     $      7.10     $      7.59     $    11.56

Total return                                                               (10.70)%         (5.25)%        (33.79)%        61.66%
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                  $    62,732     $    74,797     $    60,541     $   62,616
Ratio of operating expenses to average net assets                            1.76%           1.76%           1.75%          1.75%
Ratio of net investment income/(loss) to average net
   assets                                                                    0.25%           1.27%          (0.39)%         0.85%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                       166%            180%            130%           135%
----------------------------------------------------------------------------------------------------------------------------------



     ** Since March 1, 1999, Baring International Investment Limited has served as Portfolio Manager for the Portfolio. Prior to that date, a different firm served as Portfolio Manager.
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO



                                                            YEAR         YEAR            YEAR            PERIOD
                                                            ENDED        ENDED           ENDED            ENDED
---------------------------------------------------------------------------------------------------------------------
                                                          12/31/03     12/31/02#        12/31/01        12/31/00*#
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $      9.21     $      9.89     $     10.00
                                                                      -----------------------------------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income                                                        0.03            0.02            0.04
Net realized and unrealized loss on investments                             (1.81)          (0.68)          (0.13)
                                                                      -----------------------------------------------
Total from investment operations                                            (1.78)          (0.66)          (0.09)
                                                                      -----------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                        (0.02)          (0.02)          (0.02)
                                                                      -----------------------------------------------
Net asset value, end of period                                        $      7.41     $      9.21     $      9.89
---------------------------------------------------------------------------------------------------------------------
Total return                                                               (19.34)%         (6.64)%         (0.87)%++

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                  $    91,198     $    58,712     $    13,834
Ratio of operating expenses to average net assets                            1.01%           1.01%           1.00%+
Ratio of net investment income to average net assets                         0.33%           0.47%           1.70%+
Portfolio turnover rate                                                       106%             89%             20%
---------------------------------------------------------------------------------------------------------------------



     *   The Portfolio commenced operations on October 2, 2000.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM) PORTFOLIO



                                                            YEAR         YEAR            PERIOD
                                                            ENDED        ENDED            ENDED
---------------------------------------------------------------------------------------------------
                                                          12/31/03     12/31/02#        12/31/01*
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $      7.69     $     10.00
                                                                      -----------------------------
LOSS FROM INVESTMENT OPERATIONS:
---------------------------------------------------------------------------------------------------
Net investment loss                                                         (0.10)          (0.06)
Net realized and unrealized loss on investments                             (2.83)          (2.25)
                                                                      -----------------------------
Total from investment operations                                            (2.93)          (2.31)
                                                                      -----------------------------
Net asset value, end of period                                        $      4.76     $      7.69
===================================================================================================
Total return                                                               (38.10)%        (23.10)%++

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                                  $    15,199     $     9,255
Ratio of operating expenses to average net assets                            1.86%           1.85%+
Ratio of net investment loss to average net assets                          (1.79)%         (1.69)%+
Portfolio turnover rate                                                        42%             21%



     *   The Portfolio commenced operations on May 1, 2001.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.



ING HARD ASSETS PORTFOLIO*



                                                            YEAR         YEAR            YEAR            YEAR            YEAR
                                                            ENDED        ENDED           ENDED           ENDED           ENDED
----------------------------------------------------------------------------------------------------------------------------------
                                                          12/31/03     12/31/02#        12/31/01        12/31/00        12/31/99
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                    $      9.79     $     11.14     $     11.76     $     9.60
                                                                      ------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                        0.16            0.19            0.01           0.12
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                   (0.08)          (1.54)          (0.57)          2.12
                                                                      ------------------------------------------------------------
Total from investment operations                                             0.08           (1.35)          (0.56)          2.24
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                        (0.06)             --           (0.05)         (0.08)
Distributions from capital gains                                               --              --              --             --
Return of capital                                                              --              --           (0.01)            --
                                                                      ------------------------------------------------------------
Total distributions                                                         (0.06)             --           (0.06)         (0.08)
                                                                      ------------------------------------------------------------
Net asset value, end of year                                          $      9.81     $      9.79     $     11.14     $    11.76
----------------------------------------------------------------------------------------------------------------------------------

Total return                                                                 0.80%         (12.12)%         (4.73)%        23.36%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                                    $    69,313     $    33,787     $    42,109     $    40,291
Ratio of operating expenses to average net assets                            0.94%           0.95%           0.95%          0.96%

Ratio of net investment income to average net assets                         1.50%           1.68%           1.00%          1.07%
Portfolio turnover rate                                                       187%            240%            207%           204%



     * Since March 1, 1999, Baring International Investment Limited has served as Portfolio Manager for the Hard Assets Portfolio. Prior to that date, a different firm served as Portfolio Manager.
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO*



                                                            YEAR          YEAR            YEAR            YEAR            YEAR
                                                            ENDED         ENDED           ENDED           ENDED           ENDED
-----------------------------------------------------------------------------------------------------------------------------------
                                                           12/31/03     12/31/02#        12/31/01       12/31/00         12/31/99
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                     $     14.20     $     16.33     $    20.02      $    18.09
                                                         --------------------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                                  0.02            0.01           0.00(1)        (0.01)
Net realized and unrealized gain/(loss) on investments                       (4.17)          (2.13)         (3.08)           4.38
                                                         --------------------------------------------------------------------------
Total from investment operations                                             (4.15)          (2.12)         (3.08)           4.37
                                                         --------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                         (0.02)          (0.01)            --           (0.03)
Distributions from capital gains                                                --              --          (0.61)          (2.41)
                                                         --------------------------------------------------------------------------
Total distributions                                                          (0.02)          (0.01)         (0.61)          (2.44)
                                                         --------------------------------------------------------------------------
Net asset value, end of year                                           $     10.03     $     14.20     $    16.33      $    20.02

===================================================================================================================================
Total return                                                                (29.26)%        (12.98)%       (15.22)%         24.64%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of year (in 000's)                                     $   287,276     $   450,704     $  491,555      $  411,898
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                                    0.95%           0.95%          0.95            0.96%
   After directed brokerage reimbursement                                     0.87%             --             --              --
Ratio of net investment income/(loss) to average net
  assets:
   Before directed brokerage reimbursement                                    0.12%           0.09%          0.00%(1)      (0.05)%
   After directed brokerage reimbursement                                     0.20%             --             --              --
Portfolio turnover rate                                                        158%             40%            62%            126%
-----------------------------------------------------------------------------------------------------------------------------------



     * Since August 1, 2002, Jennison Associates, LLC has served as the Portfolio Manager for the Portfolio. Prior to that date, a different firm served as Portfolio Manager. Along with this change was a name change from Capital Appreciation Series to Equity Opportunity Series.
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
     (1) Amount is less than 0.01.

ING MERCURY FOCUS VALUE PORTFOLIO



                                                            PERIOD        PERIOD
                                                             ENDED         ENDED
------------------------------------------------------------------------------------
                                                           12/31/03      12/31/02*#
------------------------------------------------------------------------------------
Net asset value, beginning of period                     $                   10.00
                                                         ---------------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income                                                         0.00(1)
Net realized and unrealized loss on investments                              (1.55)
                                                         ---------------------------
Total from investment operations                                             (1.55)
                                                         ---------------------------
Net asset value, end of period                           $                    8.45
====================================================================================
Total return                                                                (15.50)%++
====================================================================================

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                   $     8,045
Ratio of operating expenses to average net assets                             1.05%+
Ratio of net investment income to average net assets                          0.06%+
Portfolio turnover rate                                                         61%
------------------------------------------------------------------------------------



     *   The Portfolio commenced operations on May 1, 2002.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
     (1) Amount is less than 0.01.



ING MERCURY FUNDAMENTAL GROWTH PORTFOLIO



                                                            PERIOD        PERIOD
                                                             ENDED         ENDED
------------------------------------------------------------------------------------
                                                           12/31/03      12/31/02*#
------------------------------------------------------------------------------------
Net asset value, beginning of period                     $                   10.00
                                                         ---------------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment loss                                                          (0.01)
Net realized and unrealized loss on investments                              (1.94)
                                                         ---------------------------
Total from investment operations                                             (1.95)
                                                         ---------------------------
Net asset value, end of year                             $                    8.05
====================================================================================
Total return                                                                (19.50)%++
====================================================================================

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                   $     4,757
Ratio of operating expenses to average net assets                             1.05%+
Ratio of net investment loss to average net assets                           (0.09)%+
Portfolio turnover rate                                                         56%
------------------------------------------------------------------------------------



     *   The Portfolio commenced operations on May 1, 2002.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING SALOMON BROTHERS ALL CAP PORTFOLIO



                                                            YEAR          YEAR            YEAR           PERIOD
                                                            ENDED         ENDED           ENDED           ENDED
-------------------------------------------------------------------------------------------------------------------
                                                           12/31/03     12/31/02#        12/31/01        12/31/00*
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $     11.53     $     11.45     $    10.00
                                                                       --------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                         0.03            0.09           0.05
Net realized and unrealized gain/(loss) on investments                       (2.98)           0.12           1.68
                                                                       --------------------------------------------
Total from investment operations                                             (2.95)           0.21           1.73
                                                                       --------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                         (0.02)          (0.09)         (0.04)
Distributions from capital gains                                                --           (0.04)         (0.24)
                                                                       --------------------------------------------
Total distributions                                                          (0.02)          (0.13)         (0.28)
                                                                       --------------------------------------------
Net asset value, end of period                                         $      8.56     $     11.53     $    11.45
===================================================================================================================
Total return                                                                (25.57)%          1.91%         17.45%++

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                   $   252,792     $   307,030     $  111,887
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                                    1.01%           1.01%          1.00%+
   After directed brokerage reimbursement                                     1.01%             --             --
Ratio of net investment income to average net assets
   Before directed brokerage reimbursement                                    0.32%           1.15%          1.10%+
   After directed brokerage reimbursement                                     0.32%             --             --
Portfolio turnover rate                                                        139%             75%            82%
-------------------------------------------------------------------------------------------------------------------



     *   The Portfolio commenced operations on February 1, 2000.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING SALOMON BROTHERS INVESTORS PORTFOLIO



                                                            YEAR          YEAR            YEAR            PERIOD
                                                            ENDED         ENDED           ENDED            ENDED
--------------------------------------------------------------------------------------------------------------------
                                                           12/31/03     12/31/02#        12/31/01         12/31/00*
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $     10.50     $     11.06      $    10.00
                                                                       ---------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                         0.09            0.04            0.06
Net realized and unrealized gain/(loss) on investments                       (2.50)          (0.52)           1.33
                                                                       ---------------------------------------------
Total from investment operations                                             (2.41)          (0.48)           1.39
                                                                       ---------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                         (0.07)          (0.05)          (0.05)
Distributions from capital gains                                                --           (0.03)          (0.28)
                                                                       ---------------------------------------------
Total distributions                                                          (0.07)          (0.08)          (0.33)
                                                                       ---------------------------------------------
Net asset value, end of period                                         $      8.02     $     10.50      $    11.06
====================================================================================================================
Total return                                                                (22.98)%         (4.27)%         14.07%++
====================================================================================================================

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                   $    94,986     $    95,347      $   27,440
Ratio of operating expenses to average net assets                             1.01%           1.01%           1.00%+
Ratio of net investment income to average net assets                          1.03%           0.78%           1.13%+
Portfolio turnover rate                                                         42%             39%            118%
--------------------------------------------------------------------------------------------------------------------



     *   The Portfolio commenced operations on February 1, 2000.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO



                                                            YEAR          YEAR            YEAR            YEAR           YEAR
                                                            ENDED         ENDED           ENDED           ENDED          ENDED
----------------------------------------------------------------------------------------------------------------------------------
                                                                        12/31/02#        12/31/01       12/31/00        12/31/99
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                       $                   17.50           16.62          15.05          15.23
                                                         -------------------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                         0.38            0.36           0.47           0.50
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                    (0.29)           1.28           2.78           0.53
                                                         -------------------------------------------------------------------------
Total from investment operations                                              0.09            1.64           3.25           1.03
                                                         -------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                         (0.26)          (0.37)         (0.62)         (0.40)
Distributions from capital gains                                             (0.20)          (0.39)         (1.06)         (0.81)
                                                         -------------------------------------------------------------------------
Total distributions                                                          (0.46)          (0.76)         (1.68)         (1.21)
                                                         -------------------------------------------------------------------------
Net asset value, end of year                             $                   17.13           17.50          16.62          15.05
----------------------------------------------------------------------------------------------------------------------------------
Total return                                                                  0.48%           9.92%         21.97%          6.92%

----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                                     $   994,912     $   688,506     $  373,548     $  287,909
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                                    0.95%           0.95%          0.95%          0.97%
   After directed brokerage reimbursement                                     0.94%             --             --             --
Ratio of net investment income to average net assets:
   Before directed brokerage reimbursement                                    2.12%           2.65%          3.24%          3.45%
   After directed brokerage reimbursement                                     2.13%             --             --             --
Portfolio turnover rate                                                         16%             23%            42%            36%
----------------------------------------------------------------------------------------------------------------------------------



     #   Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO*



                                                            YEAR          YEAR            YEAR            YEAR           YEAR
                                                            ENDED         ENDED           ENDED           ENDED          ENDED
----------------------------------------------------------------------------------------------------------------------------------
                                                           12/31/03     12/31/02#        12/31/01       12/31/00        12/31/99
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                           11.41           11.67          11.24          12.67
                                                         -------------------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                         0.17            0.14           0.23           0.27
Net realized and unrealized gain/(loss) on investments                       (1.68)           0.01           1.18          (0.39)
                                                         -------------------------------------------------------------------------
Total from investment operations                                             (1.51)           0.15           1.41          (0.12)
                                                         -------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                         (0.12)          (0.14)         (0.30)         (0.29)
Distributions from capital gains                                             (0.06)          (0.27)         (0.68)         (1.02)
                                                         -------------------------------------------------------------------------
Total distributions                                                          (0.18)          (0.41)         (0.98)         (1.31)
                                                         -------------------------------------------------------------------------
Net asset value, end of year                             $                    9.72           11.41          11.67          11.24
==================================================================================================================================
Total return                                                                (13.19)%          1.36%         12.93%         (0.72)%

==================================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                                     $   418,276         426,726        298,092        277,354
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                                    0.95%           0.95%          0.95%          0.96%
   After directed brokerage reimbursement                                     0.93%             --             --             --
Ratio of net investment income to average net assets:
   Before directed brokerage reimbursement                                    1.56%           1.43%          1.98%          2.19%
   After directed brokerage reimbursement                                     1.58%             --             --             --
Portfolio turnover rate                                                         23%             16%            53%           122%
----------------------------------------------------------------------------------------------------------------------------------



     * Since March 1, 1999, T. Rowe Price Associates, Inc. has served as the Portfolio Manager of the Portfolio. Prior to that date a different firm served as Portfolio Manager. Along with this change was a name change from the Multiple Allocation Portfolio to the Equity Income Portfolio.
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING UBS U.S. BALANCED



                                                            YEAR          YEAR            YEAR            PERIOD
                                                            ENDED         ENDED           ENDED            ENDED
----------------------------------------------------------------------------------------------------------------------
                                                           12/31/03     12/31/02#        12/31/01        12/31/00*#
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $      8.71     $      9.40      $    10.00
                                                                       -----------------------------------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income                                                         0.09            0.03            0.09
Net realized and unrealized loss on investments                              (1.38)          (0.64)          (0.68)
                                                                       -----------------------------------------------
Total from investment operations                                             (1.29)          (0.61)          (0.59)
                                                                       -----------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                          (.09)          (0.08)          (0.01)
                                                                       -----------------------------------------------
Net asset value, end of period                                         $      7.33     $      8.71      $     9.40
======================================================================================================================
Total return                                                                (14.77)%         (6.52)%         (5.90)%++
======================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                   $    47,394     $    51,723      $    8,497
Ratio of operating expenses to average net assets                             1.01%           1.01%           1.00%+
Ratio of net investment income to average net assets                          1.11%           1.50%           3.80%+
Portfolio turnover rate                                                        126%             50%             10%
----------------------------------------------------------------------------------------------------------------------



     *   The Portfolio commenced operations on October 2, 2000.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.



ING VAN KAMPEN EQUITY GROWTH PORTFOLIO



                                                            PERIOD        PERIOD
                                                             ENDED         ENDED
------------------------------------------------------------------------------------
                                                                         12/31/02*#
------------------------------------------------------------------------------------
Net asset value, beginning of year                       $                   10.00
                                                         ---------------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income                                                         0.01
Net realized and unrealized loss on investments                              (2.11)
                                                         ---------------------------
Total from investment operations                                             (2.10)
                                                         ---------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                         (0.01)
                                                         ---------------------------
Net asset value, end of year                             $                    7.89
====================================================================================
Total return                                                                (21.05)%++
====================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                                     $     6,334
Ratio of operating expenses to average net assets                             1.00%+
Ratio of net investment income to average net assets                          0.13%+
Portfolio turnover rate                                                        113%
------------------------------------------------------------------------------------



     *   The Portfolio commenced operations on May 1, 2002.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO



                                                            PERIOD        PERIOD
                                                             ENDED         ENDED
------------------------------------------------------------------------------------
                                                                         12/31/02*#
------------------------------------------------------------------------------------
Net asset value, beginning of year                       $                   10.00
                                                         ---------------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income                                                         0.04
Net realized and unrealized loss
on investments and foreign currencies                                        (1.11)
                                                         ---------------------------
Total from investment operations                                             (1.07)
                                                         ---------------------------
Net asset value, end of year                             $                    8.93
====================================================================================
Total return                                                                (10.70)%++
====================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                                     $    19,133
Ratio of operating expenses to average net assets                             1.25%+
Ratio of net investment income to average net assets                          0.70%+
Portfolio turnover rate                                                         33%
------------------------------------------------------------------------------------



     *   The Portfolio commenced operations on May 1, 2002.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO*



                                                            YEAR          YEAR            YEAR            YEAR           YEAR
                                                            ENDED         ENDED           ENDED           ENDED          ENDED
----------------------------------------------------------------------------------------------------------------------------------
                                                           12/31/03     12/31/02#        12/31/01       12/31/00        12/31/99
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                       $                   20.41           23.53          24.84          22.01
                                                         -------------------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                         0.20            0.07           0.07           0.08
Net realized and unrealized gain/(loss) on investments                       (3.21)          (2.89)         (0.62)          3.41
                                                         -------------------------------------------------------------------------
Total from investment operations                                             (3.01)          (2.82)         (0.55)          3.49
                                                         -------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                         (0.17)          (0.06)         (0.11)         (0.07)
Distributions from capital gains                                                --           (0.24)         (0.65)         (0.59)
                                                         -------------------------------------------------------------------------
Total distributions                                                          (0.17)          (0.30)         (0.76)         (0.66)
                                                         -------------------------------------------------------------------------
Net asset value, end of year                             $                   17.23           20.41          23.53          24.84
==================================================================================================================================
Total return                                                                (14.75)%        (11.95)%        (2.11)%        15.88%

==================================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                       $                 599,841     $   793,601     $  941,024     $  899,753
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                                    0.95%           0.95%          0.95%          0.96%
   After directed brokerage reimbursement                                     0.91%             --             --             --
Ratio of net investment income to average net assets:
   Before directed brokerage reimbursement                                    1.04%           0.33%          0.30%          0.40%
   After directed brokerage reimbursement                                     1.08%             --             --             --
Portfolio turnover rate                                                        153%             36%            37%            27%
----------------------------------------------------------------------------------------------------------------------------------



     * Since January 30, 2002, Van Kampen has served as the Portfolio Manager of the Portfolio. Prior to that date a different firm served as Portfolio Manager. Along with this change was a name change from the Rising Dividends Portfolio to the Van Kampen Growth and Income Portfolio and a change of investment strategy.
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING VAN KAMPEN REAL ESTATE PORTFOLIO*



                                                            YEAR          YEAR           YEAR            YEAR          YEAR
                                                            ENDED         ENDED          ENDED           ENDED         ENDED
--------------------------------------------------------------------------------------------------------------------------------
                                                           12/31/03     12/31/02#       12/31/01       12/31/00       12/31/99
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                       $                   15.64          15.21          12.12         13.58
                                                         -----------------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                         0.73           0.70           0.42          0.84
Net realized and unrealized gain/(loss) on investments                       (0.71)          0.53           3.33         (1.39)
                                                         -----------------------------------------------------------------------
Total from investment operations                                              0.02           1.23           3.75         (0.55)
                                                         -----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                         (0.44)         (0.59)         (0.66)        (0.54)
Distributions from capital gains                                             (0.25)         (0.21)            --         (0.37)
                                                         -----------------------------------------------------------------------
Total distributions                                                          (0.69)         (0.80)         (0.66)        (0.91)
                                                         -----------------------------------------------------------------------
Net asset value, end of year                             $                   14.97          15.64          15.21         12.12
================================================================================================================================
Total return                                                                  0.20%          8.14%         30.99%        (3.81)%
================================================================================================================================

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                       $                 194,207        130,643        103,800        56,906
Ratio of operating expenses to average net assets                             0.95%          0.95%          0.95%         0.96%
Ratio of net investment income to average net assets                          4.56%          5.35%          5.60%         5.61%
Portfolio turnover rate                                                         27%            81%            69%           36%
--------------------------------------------------------------------------------------------------------------------------------



     * Since December 17, 2001, Van Kampen has served as Portfolio Manager for the Portfolio. Prior to that date, different firms served as Portfolio Manager.
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

TO OBTAIN MORE INFORMATION


A Statement of Additional Information, dated May 1, 2004, has been filed with the Securities and Exchange Commission ("SEC"), and is made a part of this Prospectus by reference.

Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year.

To obtain a free copy of these documents or to make inquiries about the Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road Scottsdale, Arizona 85258 or call (800) 366-0066.

Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



THE  ING INVESTORS TRUST
TRUSTEES


Paul S. Doherty

J. Michael Earley

R. Barbara Gitenstein

Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam

Blaine E. Rieke

John G. Turner

Roger B. Vincent

Richard A. Wedemeyer


[ING LOGO]



05/01/04                                                   SEC FILE NO. 811-5629

ING INVESTORS TRUST




PROSPECTUS

MAY 1, 2004

RETIREMENT CLASS


                                 BOND FUNDS
                                 ING Limited Maturity Bond Portfolio
                                 ING PIMCO Core Bond Portfolio

                                 BALANCED FUNDS
                                 ING MFS Total Return Portfolio

                                 STOCK FUNDS

                                 ING Eagle Asset Capital Appreciation Portfolio ING Janus Special Equity Portfolio
                                 ING JPMorgan Small Cap Equity Portfolio
                                 ING Legg Mason Value Portfolio

                                 ING Marsico Growth Portfolio
                                 ING MFS Mid Cap Growth Portfolio
                                 ING MFS Research Portfolio


                                 INTERNATIONAL/GLOBAL FUNDS

                                 ING International Portfolio

                                 ING Julius Baer Foreign Portfolio



NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS


                                                                      [ING LOGO]



THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT IS: NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR OBJECTIVES.

THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS





                                                                            PAGE
INTRODUCTION
ING Investors Trust
Investment Adviser
Portfolios and Portfolio Managers
Class of Shares
Investing through your Qualified Plan
Why Reading this Prospectus is Important

DESCRIPTION OF THE PORTFOLIOS
    ING Eagle Asset Capital Appreciation
    ING International
    ING Janus Special Equity
    ING JPMorgan Small Cap Equity
    ING Julius Baer Foreign
    ING Legg Mason Value
    ING Limited Maturity Bond
    ING Marsico Growth
    ING MFS Mid Cap Growth
    ING MFS Research
    ING MFS Total Return
    ING PIMCO Core Bond

PORTFOLIO FEES AND EXPENSES
SUMMARY OF PRINCIPAL RISKS

MORE INFORMATION
    Percentage and Rating Limitation
    A Word about Portfolio Diversity
    Additional Information about the
       Portfolios
    Non-Fundamental Investment Policies
    Temporary Defensive Positions
    Independent Auditors
    Administrative Services
    Portfolio Distribution
    Shareholder Services and
       Distribution Plan
    Services by Financial Firms
    Classes of Shares
    Interests of the Holders of Variable
       Insurance Contracts and Policies
       and Qualified Retirement Plans

OVERALL MANAGEMENT OF THE TRUST
    The Adviser
    Management Fee

SHARE PRICE
TAXES AND DISTRIBUTIONS
FINANCIAL HIGHLIGHTS
TO OBTAIN MORE INFORMATION                                                  Back
ING INVESTORS TRUST TRUSTEES                                                Back


  AN INVESTMENT IN ANY PORTFOLIO OF THE TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

                                  INTRODUCTION

ING INVESTORS TRUST


ING Investors Trust (the "Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios. Only certain of these portfolios (each, a "Portfolio" and collectively, the "Portfolios") are offered in this prospectus ("Prospectus").


INVESTMENT ADVISER


Directed Services, Inc. ("DSI" or the "Adviser") is the investment adviser of each Portfolio, and each Portfolio has a sub-adviser referred to in this Prospectus as a "Portfolio Manager." DSI is a wholly owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management.


PORTFOLIOS AND PORTFOLIO MANAGERS


ING Eagle Asset Capital Appreciation Portfolio -- Eagle Asset Management, Inc. ING International Portfolio - Aeltus Investment Management, Inc.

ING Janus Special Equity Portfolio -- Janus Capital Management LLC

ING JPMorgan Small Cap Equity Portfolio - J.P. Morgan Investment Management
  Limited
ING Julius Baer Foreign Portfolio - Julius Baer Investment Management Inc. ING Legg Mason Value Portfolio - Legg Mason Funds Management, Inc.
ING Limited Maturity Bond Portfolio -- Aeltus Investment Management, Inc.

ING Marsico Growth Portfolio -- Marsico Capital Management, LLC
ING MFS Mid Cap Growth Portfolio -- Massachusetts Financial Services Company ING MFS Research Portfolio -- Massachusetts Financial Services Company
ING MFS Total Return Portfolio -- Massachusetts Financial Services Company ING PIMCO Core Bond Portfolio -- Pacific Investment Management Company LLC

CLASS OF SHARES

Pursuant to a multiple class plan (the "Plan"), each Portfolio offers four classes of shares. This Prospectus relates only to the Retirement Class ("Class R") shares. For more information about share classes, please refer to the section of this Prospectus entitled "Classes of Shares."

INVESTING THROUGH YOUR QUALIFIED PLAN


Class R shares of the Portfolios are continuously offered through variable annuity separate accounts available to qualified pension and retirement plans ("Qualified Plans") and Qualified Plans offered outside of separate accounts and annuity contracts. Qualified Plans include Individual Retirement Accounts ("IRAs") and plans that meet the definition of retirement plans under Sections 401(k), 403(b), 408 and 457 of the Internal Revenue Code of 1986, as amended (the "Code"). In addition, Class R shares are offered to the investment adviser to the Portfolios and the adviser's affiliates. Class S shares, which are not offered in this Prospectus, also may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements. Purchases and redemptions of shares may be made only by separate accounts of insurance companies or by eligible Qualified Plans. Certain Portfolios may not be available as investment options in your plan. Please refer to the prospectus, prospectus summary, disclosure statement, or plan document for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Qualified Plans may charge plan participants for certain expenses that are in addition to the expenses of the Portfolios. These expenses could reduce the investment return in Class R shares of the Portfolios.

Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf. Class S shares, which are not offered in this Prospectus, may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.

WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, strategy and risks of each of the Portfolios of the Trust offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

                          DESCRIPTION OF THE PORTFOLIOS


ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(FORMERLY, ING EAGLE ASSET VALUE EQUITY PORTFOLIO)


PORTFOLIO MANAGER

Eagle Asset Management, Inc. ("Eagle Asset")

INVESTMENT OBJECTIVE

Capital appreciation. Dividend income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price. The equity securities in which the Portfolio invests include, common stocks, securities convertible into common stocks, options on equities and rights and warrants. The principal strategies used to select the investments include:


Eagle Asset picks stocks from the 500 largest names in the Russell 1000 Index (by market capitalization). It focuses on securities with solid fundamentals, predictable growth and reasonable valuations relative to their peers. Unpredictable businesses, high multiple stocks, companies with unproven business models and businesses with competitive advantage(s) are typically eliminated from consideration. This initial screening leaves a universe of about 150 above-average growth, predictable businesses that are the focus of an intense research process.

The team then develops an earnings model for each company in the resulting universe with each Co-Portfolio Manger responsible for their stocks in his/her sector of expertise. The research process concentrates on determining sustainable long-term growth prospects. Finally, the team uses a quantitative relative valuation model to rank each stock based on the five year expected growth rate and relative valuation, and seeks to hold those stocks with the highest potential return.

The Portfolio may invest up to 25% of its total assets in foreign issuers. The Portfolio may write covered put and call options and may purchase protective puts. It may also purchase uncovered puts and calls that expose up to 55% of the Portfolio's total assets, and may enter into financial futures contracts and options thereon and currency hedging transactions.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK




Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under variable annuity contracts and variable life insurance policies ("Variable Contracts") or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares, from year-to-year.

[CHART]


          ING EAGLE ASSET CAPITAL APPRECIATION -- ANNUAL TOTAL RETURN*


1995                        34.86
1996                        10.27
1997                        26.93
1998                         1.20
1999                         0.16
2000                         8.42
2001                        -4.78
2002                       -17.40
2003                           __%





The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), the Russell 1000(R) Index, and the Russell 1000(R) Value Index. The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. The Russell 1000(R) Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Portfolio Manager has determined that the Russell 1000(R) Index is the more appropriate index to use as an additional comparative index than the Russell 1000(R) Index since it more closely reflects the performance of the securities in which the Portfolio invests. In the future, the S&P 500 Index and the Russell 1000(R) Index will be the Portfolio's only comparative indices.

                          AVERAGE ANNUAL TOTAL RETURN*


                                                            1/3/95
                                   1 YEAR     5 YEAR      (INCEPTION)
Class S Return                      ___%       ___%          ___%
S&P 500 Index                       ___%       ___%          ___%(1)
Russell 1000(R)Index                ___%       ___%          ___%(1)
Russell 1000(R)Value Index          ___%       ___%          ___%(1)


                                  BEST QUARTER


Quarter Ended
_____  _____%


                                  WORST QUARTER


Quarter Ended
_____  _____%

* Class R had not commenced operations in 2003 and therefore does not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on January 3, 1995, revised to reflect the higher expenses of Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


(1)  Index return is for the period beginning January 1, 1995.

MORE ON THE PORTFOLIO MANAGER


Eagle Asset has managed the Portfolio since its inception. Eagle Asset is in the business of managing institutional client accounts and individual accounts on a discretionary basis. Eagle Asset is a subsidiary of Raymond James Financial, Inc., a publicly traded company whose shares are listed on the New York Stock Exchange. As of December 31, 2003, Eagle Asset had approximately $8.15 billion in client assets under management. The address of Eagle Asset is 880 Carillon Parkway, St. Petersburg, Florida 33716.

Eagle Asset's Conservative Large Cap Equity team is responsible for the day-to-day investment decisions of the Portfolio. This team consists of the following four Co-Portfolio Managers:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Richard Skeppstrom            Mr. Skeppstrom is a Managing Director
                              and joined Eagle Asset in April 2001 after serving
                              as Senior Portfolio Manager for Evergreen
                              Investment Management's large cap core program for
                              six years.

John Jordan II                Mr. Jordan joined Eagle Asset in April 2001 after
                              serving as Co-Portfolio Manager of Evergreen
                              Investment Management's large cap core program for
                              two years.

Craig Dauer                   Mr. Dauer joined Eagle Asset in April 2001 after
                              serving as Co-Portfolio Manager of Evergreen
                              Investment Management's large cap core program for
                              two years.

Robert Marshall               Mr. Marshall joined Eagle Asset in September 2002
                              after serving as Director/Senior Vice President of
                              equity research at Wachovia Securities for seven
                              years.

ING INTERNATIONAL PORTFOLIO



PORTFOLIO MANAGER


Aeltus Investment Management, Inc. ("ING Aeltus")


INVESTMENT OBJECTIVE

Long-term growth of capital

PRINCIPAL INVESTMENT STRATEGY

Under normal conditions, the Portfolio invests at least 80% of its net assets and borrowings for investment purposes in equity securities of issuers located in countries outside of the United States. The term equity securities may include common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Portfolio Manager believes they present attractive investment opportunities. The Portfolio also may invest up to 20% of its assets in securities of U.S. issuers, including investment-grade debt securities.

The Portfolio Manager primarily uses "bottom-up" fundamental analysis to identify stocks that it believes offer good value relative to their peers in the same industry, sector or region. The Portfolio Manager also uses "top-down" analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Portfolio Manager focuses on various factors, including valuation of the companies, catalysts to stock price appreciation, and quality of management and financial measures, especially cash flow and the cash flow return on capital.

The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in small- and medium-sized companies.

The Portfolio Manager will invest at least 65% of the Portfolio in assets of companies which, based upon a fundamental analysis of a company's earning prospects, it believes will experience faster earnings per share growth than that of other companies located in one or more of the same market, sector, or industry.

The Portfolio may invest in debt securities and in derivatives, including options and futures contracts, options on futures and forward contracts. The Portfolio may also engage in forward foreign currency contracts, and interest rate futures contracts.

The Portfolio may lend up to 33 1/3% of its total assets.




PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                    CALL RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               MARKET TRENDS RISK
                                  MATURITY RISK
                              MID-CAP COMPANY RISK

                             SECURITIES LENDING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares, from year-to-year.

[CHART]


                  ING INTERNATIONAL -- ANNUAL TOTAL RETURNS(1)


2002                          -16.50
2003                              __%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE Index"). The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. It is not possible to invest directly in the index.

                         AVERAGE ANNUAL TOTAL RETURN*(1)



                                                        12/17/01
                                              1 YEAR   (INCEPTION)
Class S Return                                 ____%      ___%
MSCI EAFE Index                                ____%      ___%(2)


                                  BEST QUARTER


Quarter Ended
_____  _____%


                                  WORST QUARTER


Quarter Ended
_____  _____%

* Class R shares had not commenced operations in 2003 and therefore does not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations December 17, 2001, revised to reflect the higher expenses of Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(1) ING Aeltus has managed the Portfolio since September 2, 2003. Prior to September 2, 2003, ING Investments, LLC managed the Portfolio.

(2)  Index return is for the period beginning January 1, 2001.


MORE ON THE PORTFOLIO MANAGER


Prior to September 2, 2003, ING Investments, LLC ("ING Investments") served as the Portfolio Manager to the Portfolio. Since September 2, 2003, ING Aeltus, a Connecticut corporation, serves as the Portfolio Manager to the Portfolio. ING Aeltus also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC and is an indirect wholly owned subsidiary of ING Groep, N.V. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2003, ING Aeltus managed over $53.8 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

The following persons at ING Investments are primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Richard T. Saler              Senior Vice President and Director of
                              International Equity Investment Strategy of ING
                              Aeltus. From 1986 until July 2000, Mr. Saler was
                              Senior Vice President and Director of
                              International Equity Strategy at Lexington
                              Management Corporation ("Lexington"), which was
                              acquired by ING Investments' parent company in
                              July 2000.

Phillip A. Schwartz           Senior Vice President and Director of
                              International Equity Investment Strategy of ING
                              Aeltus. Prior to joining ING's asset management
                              operations in July 2000, Mr. Schwartz was Senior
                              Vice President and Director of International
                              Equity Investment Strategy at Lexington, which was
                              acquired by ING Investments' parent company in
                              July 2000. Prior to 1993, Mr. Schwartz was a Vice
                              President of European Research Sales with
                              Cheuvreaux de Virieu in Paris and New York.

ING JANUS SPECIAL EQUITY PORTFOLIO



PORTFOLIO MANAGER

Janus Capital Management LLC ("Janus Capital")

INVESTMENT OBJECTIVE STRATEGY

Capital appreciation

PRINCIPAL INVESTMENT

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The Portfolio Manager emphasizes in investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The Portfolio Manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

The Portfolio Manager applies a "bottom up" approach in choosing investments. In other words, the Portfolio Manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The Portfolio Manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Portfolio Manager chooses investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

The Portfolio is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified portfolio. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

The Portfolio may also invest in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets), high-yield bonds (up to 20%) of any quality, index/structured securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return, securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%) and from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.

CASH AND CASH EQUIVALENTS. When the Portfolio Manager believes that market conditions are unfavorable for profitable investing or when it is otherwise unable to locate attractive investment opportunities for the Portfolio, the Portfolio's cash or similar investments may increase. The Portfolio Manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds. Cash equivalent investments may include a money market fund managed by the Portfolio Manager.

PORTFOLIO TURNOVER. The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                             FOREIGN INVESTMENT RISK

                                 HIGH YIELD RISK

                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK
                                   SECTOR RISK
                               SMALL COMPANY RISK
                             SPECIAL SITUATIONS RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares, from year-to-year.

[CHART]

                 ING JANUS SPECIAL EQUITY - ANNUAL TOTAL RETURN*

2001                           -5.38
2002                          -26.30
2003                              __%




The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks.


                                                    10/2/00
                                   1 YEAR         (INCEPTION)
Class S Return                      ____%           ____%
S&P 500 Index                       ____%           ____%(1)


                                  BEST QUARTER


Quarter Ended
_____  _____%


                                  WORST QUARTER


Quarter Ended
_____  _____%

* Class R had not commenced operations in 2003 and therefore does not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations October 2, 2000, revised to reflect the higher expenses of Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


(1)  Index return is for the period beginning October 1, 2000.

MORE ON THE PORTFOLIO MANAGER


Janus Capital Management LLC and its predecessor firm ("Janus Capital") have managed the Portfolio since its inception. Janus Capital has been an investment adviser since 1969, and provides advisory services to managed accounts and investment companies. As of December 31, 2003, Janus Capital managed approximately $151.5 billion in assets. The address of Janus Capital is 151 Detroit Street, Denver, Colorado 80206.

Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCG") which owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation. JCG is a publicly traded company with principal operations in financial asset management businesses.


The following person at Janus Capital is primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
David C. Decker               Vice President and portfolio manager of the
                              Portfolio since its inception.

                              Mr. Decker joined Janus Capital in 1992 and has managed various other mutual funds and private accounts since that time. Mr. Decker holds a Master's of Business Administration degree in Finance from the Fuqua School of Business at Duke
                              University and a Bachelor of Arts degree in Economics and Political Science from Tufts
                              University. Mr. Decker has earned the right to use the Chartered Financial Analyst designation.

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO



PORTFOLIO MANAGER


J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE

Capital growth over the long term

PRINCIPAL INVESTMENT STRATEGY


Under normal market conditions, the Portfolio invests at least 80% of its total assets in equity securities of small-cap companies. Small-cap companies are companies with market capitalization equal to those within a universe of Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600 Index") stocks. Market capitalization is the total market value of a company's shares.


The Portfolio focuses on companies with high quality management, a leading or dominant position in a major product line, new or innovative products, services or processes, a strong financial position and a relatively high rate of return of invested capital available for financing future growth without borrowing extensively from outside sources.

The Portfolio Manager uses a disciplined stock selection process, which focuses on identifying attractively valued companies with positive business fundamentals. The Portfolio combines growth and value investing.

The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The Portfolio may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

The Portfolio's equity holdings may include real estate investment trusts ("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income or gain.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

The Portfolio is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified portfolio. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated investment objective. The strategy employed by the Portfolio Manager may not produce the interested results. Your investment in the Portfolio is subject to the following principal risks:

                           CONVERTIBLE SECURITIES RISK

                                DERIVATIVES RISK

                              DIVERSIFICATION RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                                    REIT RISK
                               SMALL COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of the Class R shares, from year-to-year.


[CHART]


        ING JPMORGAN SMALL CAP EQUITY PORTFOLIO - ANNUAL TOTAL RETURN*(1)


2003                          __%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the S&P SmallCap 600 Index. The S&P SmallCap 600 Index is an unmanaged market-value weighted index consisting of 600 domestic stocks, representing all major industries in the small-capitalization of the U.S. stock market.

                         AVERAGE ANNUAL TOTAL RETURN*(1)



                                1 YEAR       INCEPTION
Class R Return                   ____%          ____%

Class S Return                   ____%          ____%

S&P SmallCap 600 Index           ____%          ____%


                                  BEST QUARTER


Quarter Ended
_____  _____%


                                  WORST QUARTER


Quarter Ended
_____  _____%

* Class R commenced operations on August 1, 2003 and therefore does not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart above reflects the returns of the Portfolio's Class S shares, which commenced operations May 1, 2002, revised to reflect the higher expenses of Class R shares. The performance table above reflects the returns for both Class S and Class R shares; the Class S returns are also revised to reflect the higher expenses of the Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(1) J.P. Morgan Investment Management, Inc, has managed the Portfolio since May 1, 2002.


MORE ON THE PORTFOLIO MANAGER


J.P. Morgan Investment Management Inc. serves as the Portfolio Manager to the Portfolio. J.P. Morgan Investment Management Inc. is an indirect subsidiary of J.P. Morgan Chase & Co., a bank holding company. J.P. Morgan Investment Management Inc. also provides discretionary investment services to institutional clients and is located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2003, J.P. Morgan Investment Management Inc. and its affiliates had over $559 billion in assets under management.

The following persons at J.P. Morgan Investment Management Inc. are primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Juliet Ellis                  Managing Director and Senior Portfolio Manager

                              Ms. Ellis has worked at J.P. Morgan Investment
                              Management Inc. since 1987 as an analyst and portfolio manager.

Hal Clark                     Mr. Clark is a Vice President and portfolio
                              manager at J.P. Morgan Investment Management Inc.
                              An employee since 1999, Mr. Clark is responsible
                              for client communications and portfolio analysis.
                              From 2000 to 2001, he was a large-cap analyst
                              covering the healthcare, software, and consumer
                              sectors. Prior to this, Mr. Clark was an
                              investment banking associate (1999) and an
                              investment banking MBA intern (1998).

ING JULIUS BAER FOREIGN PORTFOLIO
(FORMERLY, JPMORGAN FLEMING INTERNATIONAL ENHANCED EAFE PORTFOLIO)

PORTFOLIO MANAGER

Julius Baer Investment Management Inc.

INVESTMENT OBJECTIVE

Seeks long-term growth of capital

PRINCIPAL INVESTMENT STRATEGY

Under normal conditions, the Portfolio invests in a wide variety of international equity securities issued throughout the world, normally excluding the United States. The Portfolio normally invests at least 80% of its assets in equity securities tied economically to countries outside the United States. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The equity securities in which the Portfolio may invest include common stock, convertible securities, rights, warrants, and exchange traded funds.

In selecting investments for the Portfolio, the Portfolio Manager focuses on securities located in at least five different foreign countries, although the Portfolio may at times invest all of its assets in fewer than five countries.

The Portfolio Manager manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in "growth" or "value" securities. The Sub-Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Portfolio Manager considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The Portfolio invests primarily in securities of larger companies, but the Portfolio may also invest in small- and mid-sized companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.

The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as emerging markets. It presently does not anticipate investing more than 25% of its total assets in such securities. The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10%) high risk and high yield, non-investment grade instruments commonly known as junk bonds.

The Portfolio Manager may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities they believe are more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its net assets.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                            EXCHANGE TRADED FUND RISK
                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                                 LIQUIDITY RISK
                             MARKET AND COMPANY RISK
                              PRICE VOLATILITY RISK
                             SECURITIES LENDING RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares, from year-to-year.

[CHART]

           ING JULIUS BAER FOREIGN PORTFOLIO - ANNUAL TOTAL RETURN*(1)



2003                          __%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE Index"). The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. It is not possible to invest directly in the index.

                         AVERAGE ANNUAL TOTAL RETURN*(1)



                                             5/1/02
                             1 YEAR        (INCEPTION)
Class S Return                ____%          ____%
MSCI EAFE Index               ____%          ____%



                                  BEST QUARTER

Quarter Ended
_____  _____%

                                  WORST QUARTER

Quarter Ended
_____  _____%

* Class R had not commenced operations in 2003 and therefore does not have a full calendar year of performance for 2003. The performance information presented is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on May 1, 2002, revised to reflect the higher expenses of Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(1) Julius Baer Investment Management Inc. has managed the Portfolio since September 2, 2003. J.P. Morgan Investment Management Inc. managed the Portfolio from May 1, 2002 until September 1, 2003.

MORE ON THE PORTFOLIO MANAGER

Julius Baer Investment Management Inc. (JBIM) serves as the Portfolio Manager to the Portfolio. JBIM is a registered investment adviser wholly owned by Julius Baer Securities, which in turn is wholly owned by Julius Baer Holding AG. JBIM specializes in the management of international and global equities, fixed income securities and alternative investments. As of December 31, 2003, JBIM managed over $12.79 billion in assets. JBIM is located at 330 Madison Avenue, New York, New York 10017.

The following persons at JBIM are primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Rudolph-Riad Younes, CFA      Senior Vice President and Head of International
                              Equity; has been with the Julius Baer organization
                              since September 1993.

Richard                       Pell Senior Vice President and Chief Investment
                              Officer; has been with the Julius Baer
                              organization since January 1995.

ING LEGG MASON VALUE PORTFOLIO
(FORMERLY, ING JANUS GROWTH AND INCOME PORTFOLIO)

PORTFOLIO MANAGER

Legg Mason Funds Management, Inc. ("Legg Mason")

INVESTMENT OBJECTIVE

Long-term growth of capital

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities that, in the Portfolio Manger's opinion, offer the potential for capital growth. The Portfolio Manager follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the manger's assessment of their intrinsic value. Intrinsic value, according to the Portfolio Manager, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, changes in government policy or geopolitical dynamics, and more. It should be noted that in this description of the criteria for selecting securities the word "value" is used in its natural sense rather than in the context often seen in current industry literature of "value" and "growth". Thus the adviser may invest in securities which some analysts consider to be "value stocks" or "growth stocks." The manager takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. The Portfolio generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The Portfolio Manager may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the manager to offer the potential for long-term growth of capital, when an investment opportunity arises that the manager believes is more compelling, or to realize gains or limit potential losses.

The Portfolio may also invest in debt securities of companies having one or more of the above characteristics. The Portfolio may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as "JUNK BONDS."

For temporary defensive purposes, or when cash is temporarily available, the Portfolio may invest without limit in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Portfolio invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                             FOREIGN SECURITIES RISK
                              HIGH YIELD BOND RISK
                               INTEREST RATE RISK
                                INVESTMENT MODELS
                             MARKET AND COMPANY RISK
                                VALUE STYLE RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of the Class R shares, from year-to-year.


[CHART]


            ING LEGG MASON VALUE PORTFOLIO - ANNUAL TOTAL RETURN*(1)



2001                           -9.86
2002                          -19.76
2003                              __%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks.

                        AVERAGE ANNUAL TOTAL RETURNS*(1)



                                              1 YEAR    INCEPTION
Class R Return                                  ___%      ___%
Class S Return                                  ___%      ___%
S&P 500 Index                                   ___%      ___%(2)



                                  BEST QUARTER

Quarter Ended
_____  _____%

                                  WORST QUARTER

Quarter Ended
_____  _____%

Class R commenced operations on August 1, 2003 and therefore does not have performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart above reflects the returns of the Portfolio's Class S shares, which commenced operations on October 2, 2000, revised to reflect the higher expenses of Class R shares. The performance chart above reflects the returns for both Class S and Class R shares; the Class S returns are also revised to reflect the higher expenses of the Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(1) Legg Mason Funds Management, Inc. has managed the Portfolio since May 3, 2004. Janus Capital Management LLC managed the Portfolio from September 9, 2002 through May 2, 2004.

(2)  Index return is for the period beginning October 1, 2000.

MORE ON THE PORTFOLIO MANAGER

Prior to May 3, 2004, Janus Capital Management LLC served as Portfolio Manager to the Portfolio. Since May 3, 2004, Legg Mason serves as the Portfolio's Portfolio Manager. Founded in 1982, Legg Mason is a wholly owned subsidiary of Legg Mason, Inc. and is a specialist in the management of U.S. large-cap equities.

As of December 31, 2003, Legg Mason managed approximately $35 billion in assets under management.

The following person at Legg Mason is primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Bill Miller                   Bill Miller is the portfolio manager and the CEO
                              of Legg Mason Funds Management, Inc. He joined
                              Legg Mason in 1981. Prior to joining Legg Mason,
                              he was Treasurer with the J.E. Baker Company, a
                              major manufacturer of products for the steel and
                              cement industries. Mr. Miller has a bachelor's
                              degree in economics from Washington & Lee
                              University, pursued graduate studies in philosophy
                              at John Hopkins University, and is a Chartered
                              Financial Analyst.

ING LIMITED MATURITY BOND PORTFOLIO



PORTFOLIO MANAGER


Aeltus Investment Management, Inc. ("ING Aeltus")


INVESTMENT OBJECTIVE

Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. These short-to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rising interest rates may be shortened to one year or less.

The Portfolio Manager utilizes the following decision making process to achieve the Portfolio's objectives:


- ACTIVE DURATION MANAGEMENT. The average duration of the Portfolio is actively managed relative to the benchmark's average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark;

- YIELD CURVE ANALYSIS. The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates;

- SECTOR SELECTION. Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Portfolio Manager may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities, etc.); and


- SECURITY SELECTION. The Portfolio Manager emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.

The Portfolio invests in non-government securities only if rated Baa3 or better by Moody's Investors Service, Inc. ("Moody's") or BBB- or better by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, the Portfolio Manager determines at the time of investment that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P (A-1+, A-1 or A-2), or determined to be of comparable quality by the Portfolio Manager. For a description of bond ratings, please refer to the Statement of Additional Information.


Various instruments are eligible for investment, including corporate securities, mortgage-backed securities, asset-backed securities, variable and floating rate securities, debt securities with special features such as puts, or maturity extension arrangements, U.S. treasury securities and U.S. government agency securities, money market securities such as commercial paper, certificates of deposit and bankers' acceptances, repurchase agreements and reverse repurchase agreements, U.S. dollar-denominated foreign securities, shares of other investment companies, futures contracts, options and options on futures contracts, which could be used for hedging the risk of interest rate changes, sovereign debt, (up to 10% of total assets) supranational organizations, real estate investment trusts

(REITs), dollar rolls, credit-linked notes, structured securities, swaps, trust-preferred securities, forward currency contracts, options on foreign currencies, OTC options, Guaranteed Investment Contracts, zero-coupon & pay-in-kind bonds, stripped mortgage-backed securities, collateralized mortgage-obligations, GNMA certificates, and derivatives.

In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits.

The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes. The Portfolio may also lend its securities.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.


PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                                    CALL RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                                  MORTGAGE RISK
                                    REIT RISK
                                   SECTOR RISK

                             SECURITIES LENDING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares, from year-to-year.

[CHART]

              ING LIMITED MATURITY BOND -- ANNUAL TOTAL RETURN *(1)

1994                         -1.54
1995                         11.37
1996                          3.97
1997                          6.32
1998                          6.51
1999                          0.78
2000                          7.38
2001                          8.49
2002                          6.89
2003                            __%




The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Lehman Government/Credit Bond 1-to-3 Year Index and the Lehman Brothers 1-to-5 Year U.S. Government Credit Bond Index. The Lehman Government/Credit Bond 1 to 3 Year Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one to three years and the Lehman Government/Credit Bond 1 to 5 Year Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one to five years and the Lehman Government/Credit Bond 1 to 3 Year Index is intended to be the comparative index for the Portfolio. The change in the comparative index was made as the Lehman Government/Credit 1 to 3 Year Index is a better representation of the Investment style of the Portfolio and more accurately reflects the expected performance of the Portfolio. In the future, it will be the only benchmark compared to the Portfolio.


                         AVERAGE ANNUAL TOTAL RETURN*(1)


                             1 YEAR         5 YEAR           10 YEAR
Class S Return                ____%          ____%            ____%
Lehman Government/
Credit Bond 1-3 Year Index    ____%          ____%            ____%
Lehman Government/
Credit Bond 1-5 Year Index    ____%          ____%            ____%

                                  BEST QUARTER

Quarter Ended

_______  ____%

                                  WORST QUARTER

Quarter Ended

_______  ____%


* Class R had not commenced operations in 2003 and therefore does not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on January 24, 1989, revised to reflect the higher expenses of Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(1) ING Aeltus has managed the Portfolio since September 2, 2003. ING Investment Management LLC managed the Portfolio from January 2, 1998 through September 1, 2003. Performance prior to January 2, 1998 is attributable to different portfolio managers.


MORE ON THE PORTFOLIO MANAGER


Prior to September 2, 2003, ING Investment Management, LLC served as Portfolio Manager to the Portfolio. Since September 2, 2003, ING Aeltus, a Connecticut corporation, serves as the Portfolio Manager to the Portfolio. ING Aeltus also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC and is an indirect wholly owned subsidiary of ING Groep, N.V. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2003, ING Aeltus managed over $53.8 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

The Portfolio is managed by a team of investment professionals led by Mr. James
B. Kauffman. Mr. Kauffman has been employed by ING's investment management operations since 1996 and has over 18 years of investment experience.

ING MARSICO GROWTH PORTFOLIO



PORTFOLIO MANAGER

Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Capital appreciation

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests primarily in equity securities selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Marsico's investment approach generally combines "top-down" analysis of economic and social trends with "bottom-up" stock selection. Top-down analysis takes into consideration macro-economic factors such as interest rates, inflation, the regulatory environment and the global competitive landscape, as well as the most attractive global investment opportunities, industry consolidation, and the sustainability of economic trends. As the result of the "top-down" analysis, the Portfolio Manager identifies sectors, industries, and companies which should benefit from the overall trends the Portfolio Manager has observed. Bottom-up analysis emphasizes investments in individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Portfolio Manager focuses on a number of different attributes, including the company's, specific market expertise or dominance; franchise durability and pricing power; solid fundamentals (e.g., strong balance sheets, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; apparent commitment to shareholder interest; and reasonable valuations in the context of projected growth rates.


If the Portfolio Manager is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments. The Portfolio may also invest in:

  - foreign securities (including in emerging or developing markets);
  - forward foreign currency contracts, futures and options;
  - debt securities;

  - high-yield bonds (up to 35%) of any quality; and
  - from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.

When the Portfolio Manager believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual--they represent the assets that remain after the Portfolio Manager has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Portfolio Manager considers it advantageous to purchase or sell securities. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              HIGH-YIELD BOND RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                   SECTOR RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares, from year-to-year.

[CHART]

                  ING MARISCO GROWTH -- ANNUAL TOTAL RETURN*(1)

1999                           77.78
2000                          -22.34
2001                          -30.58
2002                          -29.92
2003                              __%





The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks.

                         AVERAGE ANNUAL TOTAL RETURN*(1)



                                                            1/3/95
                                   1 YEAR     5 YEAR      (INCEPTION)
Class R Return                      ___%       ___%          ___%
Class S Return                      ___%       ___%          ___%
S&P 500 Index                       ___%       ___%          ___%(2)


                                  BEST QUARTER

Quarter Ended

_____  _____%


                                  WORST QUARTER


Quarter Ended
_____  _____%

* Class R commenced operations on August 1, 2003 and therefore does not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year. The bar chart above reflects the returns of the Portfolio's Class S shares, which commenced operations on August 14, 1998, revised to reflect the higher expenses of Class R shares. The performance table above reflects the returns for both Class S and Class R shares; Class S returns are also revised to reflect the higher expenses of the Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S ad Class R shares have different expenses.


(1) Marsico has managed the Portfolio since December 13, 2002. Performance prior to this date is attributable to different portfolio managers.

(2)  Index return is for the period beginning August 1, 1998.

MORE ON PORTFOLIO MANAGER


Marsico is located at 1200 Seventeenth Street, Suite 1300, Denver, Colorado 80202. Marsico is a THE registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. As of December 31, 2003, Marsico managed approximately $30.2 billion in assets.


The following persons at Marsico are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Thomas F. Marsico             Mr. Marsico is the Chief Investment Officer of
                              Marsico. Mr. Marsico has over 20 years of
                              experience as a securities analyst and a portfolio
                              manager. Prior to forming Marsico Capital, Mr.
                              Marsico served as the portfolio manager of the
                              Janus Twenty Fund from January 31, 1988 through
                              August 11, 1997 and served in the same capacity
                              for the Janus Growth and Income Fund from May 31,
                              1991 (the Fund's inception date) through August
                              11, 1997.

James A. Hillary              Mr. Hillary co-manages the ING Marsico Growth
                              Portfolio with Mr. Marsico. He has 15 years of
                              experience as a securities analyst and portfolio
                              manager, and was a founding member of Marsico.
                              Prior to joining Marsico in 1997, Mr. Hillary was
                              a portfolio manager at W.H. Reaves, a New
                              Jersey-based money management firm. He holds a
                              Bachelor's degree from Rutgers University and a
                              law degree from Fordham University.

ING MFS MID CAP GROWTH PORTFOLIO




PORTFOLIO MANAGER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Long-term growth of capital

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies") which the Portfolio Manager believes have above-average growth potential.


The Portfolio Manager defines mid-cap companies as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell MidCap(R) Growth Index at the time of the Portfolio's investment. The Russell MidCap(R) Growth Index is a widely recognized, unmanaged index that consists of the 800 smallest companies in the Russell 1000(R) Index, which contains the 1,000 largest companies in the United States. Companies whose capitalization falls below $250 million or exceeds the top of the Russell MidCap(R) Growth Index range after purchase continue to be considered mid-cap companies for purposes of the Portfolio's 80% investment policy. As of December 31, 2003, the top of the Russell MidCap(R) Growth Index was approximately $17.0 billion. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.


The Portfolio uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager and its group of equity research analysts.

The Portfolio may invest up to 20% of net assets in foreign securities (including ADRs and emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts and forward foreign currency contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio may also invest in options on securities, stock indexes and futures contracts.

The Portfolio may also invest in debt securities and up to 10% of its net assets in high-yield bonds or "junk bonds," which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Portfolio Manager to be comparable to lower rated bonds

The Portfolio may establish "short positions" in specific securities or indices through short sales. In a short sale, the Portfolio borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The Portfolio must replace the security at its market value at the time of replacement.




The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.




PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK

                              HIGH YIELD BOND RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                               OTC INVESTMENT RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares, from year-to-year.

[CHART]

                  ING MFS MID CAP GROWTH -- ANNUAL TOTAL RETURN*


1999                        69.70
2000                         7.83
2001                       -23.97
2002                       -49.15
2003                           __%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Russell Midcap Growth(R) Index and Russell 2000(R) Index. The Russell Midcap Growth(R) Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. The Russell 2000(R) Index represents the 2,000 smallest companies in the Russell 3000(R) Index, which contains the 3,000 largest U.S. companies, based on total market capitalization.


                          AVERAGE ANNUAL TOTAL RETURN*


                                                             8/14/98
                                             1 YEAR        (INCEPTION)
Class S Return                                ___%            ___%
Russell Midcap Growth(R)Index                 ___%            ___%(1)
Russell 2000(R)Index                          ___%            ___%(1)


                                  BEST QUARTER

Quarter Ended


_____  _____%


                                  WORST QUARTER

Quarter Ended


_____  _____%

* Class R had not commenced operations in 2003 and therefore does not have performance for 2002. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on August 14, 1998, revised to reflect the higher expenses of Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


(1)  Index return is for the period beginning August 1, 1998.

MORE ON THE PORTFOLIO MANAGER


MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). Net assets under management of the MFS organization were approximately $140.3 billion as of December 31, 2003. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Portfolio is managed by a team of portfolio managers comprised of David E. Sette-Ducati, an MFS Senior Vice President, and Eric B. Fischman. Messrs. Sette-Ducati and Fischman have been employed in the MFS investment management area since 2000 and 2002, respectively. Prior to joining MFS, Mr. Fischman was an equity research analyst for State Street Research and for Dreyfus Corporation.

ING MFS RESEARCH PORTFOLIO




PORTFOLIO MANAGER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Long-term growth of capital and future income

PRINCIPAL INVESTMENT STRATEGY

The portfolio normally invests at least 80% of its assets in common stocks and related securities (such as preferred stocks, convertible stock securities and depositary receipts). The Portfolio focuses on companies that the Portfolio Manager believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The Portfolio may invest in companies of any size. The Portfolio's investments may include securities traded on securities exchanges or in the over-the-counter markets.

A team of equity research analysts selects portfolio securities for the Portfolio. This team includes investment analysts employed by the Portfolio Manager and its affiliates. The team allocates the Portfolio's assets among various industries. Individual analysts then select what they view as the securities best suited to achieve the Portfolio's investment objective within their assigned industry responsibility.

The Portfolio may invest up to 20% of net assets in foreign equity securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

The Portfolio may also invest up to 10% of net assets in high-yield bonds or "junk bonds," which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Portfolio Manager to be comparable to lower rated bonds.

The Portfolio may also loan securities.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK


                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               OTC INVESTMENT RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares, from year-to-year.

[CHART]

                    ING MFS RESEARCH -- ANNUAL TOTAL RETURN*

1999                         23.88
2000                         -4.89
2001                        -21.81
2002                        -25.22
2003                            __%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Russell MidCap(R) Index. The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. The Russell MidCap(R) Index consists of the 800 smallest companies in the Russell 1000(R) Index.



                                                            8/14/98
                                             1 YEAR       (INCEPTION)
Class S Return                                ___%           ___%
S&P 500 Index                                 ___%           ___%(1)
Russell MidCap(R)Index                        ___%           ___%(1)

                                  BEST QUARTER

Quarter Ended


_____  _____%


                                  WORST QUARTER

Quarter Ended


_____  _____%

* Class R had not commenced operations in 2003 and therefore does not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on August 14, 1998, revised to reflect the higher expenses of Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


(1)  Index return is for the period beginning August 1, 1998.


MORE ON THE PORTFOLIO MANAGER

MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization.

MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). Net assets under management of the MFS organization were approximately $140.3 billion as of December 31, 2003. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.


The Portfolio is managed by a team of equity analysts.

ING MFS TOTAL RETURN PORTFOLIO




PORTFOLIO MANAGER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio is a "balanced fund," and invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests:

     - at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities) such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and


     - at least 25%, but not more than 60%, of its net assets in non-convertible fixed income securities.

The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Portfolio Manager's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. The percentage limits described above are measured at the time of investment.

EQUITY PORTION. The Portfolio Manager uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager and its group of equity research analysts.

While the Portfolio may invest in all types of equity securities, the Portfolio Manager generally purchases equity securities of companies that the Portfolio Manager believes are undervalued in the market relative to their long-term potential. The Portfolio Manager deems equity securities of companies to be undervalued if they are temporarily out of favor in the market due to any of the following:

     -    a decline in the market;
     -    poor economic conditions;
     - developments that have affected or may affect the issuer of the securities or the issuer's industry; and
     -    the market has overlooked them.

Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The Portfolio focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

As noted above, the Portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:


     -    a fixed income stream; and

     - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

FIXED INCOME PORTION. The Portfolio invests in securities that pay a fixed interest rate, including:

     - U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by the U.S. government or one of its agencies or instrumentalities;

     - mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the Portfolio to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the Portfolio invests in a pool that includes your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the Portfolio, and
     - corporate bonds, which are bonds or other debt obligations issued by corporations or other similar entities, including lower rated securities commonly referred to as junk bonds.

In selecting fixed income investments for the Portfolio, the Portfolio Manager considers the views of its group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used as a tool in making or adjusting the Portfolio's asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed income securities, the Portfolio Manager does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

The Portfolio may invest up to 20% of its assets in foreign securities, and up to 20% of its assets in lower rated nonconvertible fixed income securities and comparable unrated securities. The Portfolio may invest with no limitation in zero-coupon bonds, loan participations, mortgage pass-through securities and American Depositary Receipts.

The Portfolio may also invest in options, futures contracts, interest rate swaps and foreign currency transactions.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                                 ALLOCATION RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK

                                DERIVATIVES RISK

                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK
                                  MORTGAGE RISK

                                   SECTOR RISK
                           UNDERVALUED SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares, from year-to-year.

[CHART]

                    ING MFS TOTAL RETURN -- ANNUAL TOTAL RETURN*

1999                         3.03
2000                        16.15
2001                         0.14
2002                        -5.45
2003                           __%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), the Lehman Brothers Aggregate Bond Index ("LBAB Index") and the 60% S&P 500/40% LBAB Index ("Composite Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The LBAB Index and the Composite Index are included to provide additional comparison information.

                          AVERAGE ANNUAL TOTAL RETURN*


                                            1 YEAR       INCEPTION

Class R Return                                ___%           ___%
Class S Return                                ___%           ___%
S&P 500 Index                                 ___%           ___%(1)
LBAB Index                                    ___%           ___%(1)
Composite Index                               ___%           ___%(1)


                                  BEST QUARTER

Quarter Ended


_____  _____%



                                  WORST QUARTER

Quarter Ended


_____  _____%

* Class R commenced operations on August 1, 2003 and therefore does not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart above reflects the returns of the Portfolio's Class S shares, which commenced operations on August 14, 1998, revised to reflect the higher expenses of Class R shares. The performance table above reflects the returns for both Class R and Class S shares; the Class S returns are also revised to reflect the higher expenses of Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


(1) Index return is for the period beginning August 1, 1998.


MORE ON THE PORTFOLIO MANAGER

MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). Net assets under management of the MFS organization were approximately $140.3 billion as of December 31, 2003. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Portfolio is managed by a team of portfolio managers at MFS led by David M. Calabro and comprised of Kenneth J. Enright, Steven R. Gorham, Constantinos G. Mokas, and Lisa B. Nurme, each an MFS Senior Vice President and a portfolio manager of the Portfolio's equity portion, and Brooks Taylor, an MFS Vice President and also a portfolio manager of the series' equity portion, along with Michael W. Roberge, an MFS Senior Vice President, and William J. Adams, an MFS Vice President, and each a portfolio manger of the Portfolio's fixed income securities. These individuals have been employed in the MFS investment management area since: Mr. Calabro - 1992; Mr. Enright - 1986; Mr. Gorham - 1992; Mr. Mokas - 1990; Ms. Nurme - 1987; Mr. Roberge and Mr. Taylor - 1996; and Mr. Adams - 1997.

ING PIMCO CORE BOND PORTFOLIO




PORTFOLIO MANAGER

Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE

Maximum total return, consistent with preservation of capital and prudent investment management

PRINCIPAL INVESTMENT STRATEGY


The portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within three- to six- year time frame based on the Portfolio Manager's forecast for interest rates.

The instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible, securities, preferred stock, corporate commercial paper, Yankees and Euros; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or "indexed" securities; event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; money market instruments; and collateralized debt obligations. The Portfolio may invest in derivatives based on fixed income instruments.


The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B at the time of investment or higher by Moody's or S&P or, if unrated, determined by the Portfolio Manager to be of comparable quality. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers, including Yankees and Euros. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indexes, interest rates and foreign currencies. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                  CURRENCY RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK

                              HIGH-YIELD BOND RISK

                               INTEREST RATE RISK
                                 LEVERAGING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares, from year-to-year.

[CHART]

                   ING PIMCO CORE BOND -- ANNUAL TOTAL RETURN*(1)

1999                        -8.97
2000                         0.59
2001                         2.11
2002                         8.33
2003                           __%





The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of a broad measure of market performance -- the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the Index.

                         AVERAGE ANNUAL TOTAL RETURN*(1)


                                                           8/14/98
                                             1 YEAR      (INCEPTION)
Class S Return                                ___%           ___%
Lehman Brothers Aggregate Bond Index          ___%           ___%(2)


                                  BEST QUARTER

Quarter Ended


_____  _____%


                                  WORST QUARTER

Quarter Ended


_____  _____%

* Class R had not commenced operations in 2003 and therefore does not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on August 14, 1998, revised to reflect the higher expenses of Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


(1) PIMCO has managed the Portfolio since May 1, 2001. Prior to May 1, 2001 a different portfolio manager managed the Portfolio, and the Portfolio's strategy to invest in bonds of global issuers was different.

(2)  Index return is for the period beginning August 1, 1998.

MORE ON THE PORTFOLIO MANAGER


PIMCO's address is 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2003, PIMCO had approximately $373.8 billion in assets under management.

PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of ADAM LP. Allianz AG is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in ADAM LP and is a California-based insurance company.


A portfolio management team led by William H. Gross, Managing Director, Chief Investment Officer and founding partner of PIMCO, manages the Core Bond Portfolio. The portfolio management team develops and implements investment strategy for the Portfolio.

                           PORTFOLIO FEES AND EXPENSES


The table that follows shows the estimated operating expenses paid each year by a Portfolio. These expenses are based on the expenses paid by the Portfolios in the year 2003 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.


Other charges may apply at the separate account level. For information on these charges, please refer to the applicable contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.

                                 CLASS R SHARES
                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                                               TOTAL                TOTAL NET
                       MANAGEMENT   SHAREHOLDER   DISTRIBUTION     OTHER     OPERATING     FEE      OPERATING
                           FEE      SERVICE FEE  (12b-1) FEE(2) EXPENSES(3) EXPENSES(4) WAIVER(2)    EXPENSES
                      ------------ ------------- -------------- ----------- ----------- --------- --------------
ING Eagle Asset
Capital
Appreciation
Portfolio                 ___%         0.25%          0.50%         ___%        ___%      0.15%       ___%(5)

ING International
Portfolio                 ___%         0.25%          0.50%         ___%        ___%      0.15%       ___%

ING Legg Mason
Value Portfolio           ___%         0.25%          0.50%         ___%        ___%      0.15%       ___%(5)

ING Janus Special
Equity Portfolio          ___%         0.25%          0.50%         ___%        ___%      0.15%       ___%(5)

ING Julius Baer
Foreign Portfolio         ___%         0.25%          0.50%         ___%        ___%      0.15%       ___%

ING JPMorgan Small
Cap Equity Portfolio      ___%         0.25%          0.50%         ___%        ___%      0.15%       ___%(5)

ING Limited
Maturity Bond
Portfolio                 ___%         0.25%          0.50%         ___%        ___%      0.15%       ___%

ING Marsico Growth
Portfolio                 ___%         0.25%          0.50%         ___%        ___%      0.15%       ___%(5)

ING MFS Mid Cap
Growth Portfolio          ___%(4)      0.25%          0.50%         ___%        ___%      0.15%       ___%(5)

ING MFS Research
Portfolio                 ___%(4)      0.25%          0.50%         ___%        ___%      0.15%       ___%(5)

ING MFS Total
Return Portfolio          ___%%(4)     0.25%          0.50%         ___%        ___%      0.15%       ___%(5)

ING PIMCO Core Bond
Portfolio                 ___%(4)      0.25%          0.50%         ___%        ___%      0.15%       ___%


(1) This table shows the estimated operating expenses for Class R shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.


(2) DSI has contractually agreed to waive 0.15% of the distribution fee for Class R shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will continue through at least ___, 2004. There is no guarantee that this waiver will continue after this date.


(3) The Management Agreement between the Trust and its Manager, DSI ("Manager"), provides for a "bundled fee" arrangement, under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the Shareholder

Service and Distribution Plan for the Class R shares, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.


(4) DSI has voluntarily agreed to waive a portion of its management fee for the ING MFS Mid Cap Growth, ING MFS Research and ING MFS Total Return Portfolios. Including these waivers, the "Total Operating Expenses" for each Portfolio for the year ended December 31, 2003, would have been ____%, ___%, and ___%, respectively. This arrangement may be discontinued by DSI at any time.

(5) A portion of the brokerage commissions that the ING Eagle Asset Capital Appreciation, ING Janus Growth and Income, ING Janus Special Equity, ING JPMorgan Small Cap Equity, ING Marsico Growth, ING MFS Mid Cap Growth, ING MFS Research, and ING MFS Total Return Portfolios pay is used to reduce each Portfolio's expenses. Including those reductions and the ING MFS Voluntary Management fee waiver, the "Total Operating Expenses" for each Portfolio for the year ended December 31, 2002 would have been ___%, ___%, ___%, ___%, ___%, ___%,
___%, and ___%, respectively.


EXAMPLE. This example is intended to help you compare the cost of investing in Class R of the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class R shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class R operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR           3 YEARS           5 YEARS          10 YEARS
                                       --------------- ------------------ ----------------- ----------------
             ING Eagle Asset Capital
             Appreciation Portfolio        $____             $____             $____             $____

             ING International
             Portfolio                     $____             $____             $____             $____

             ING Legg Mason Value
             Portfolio                     $____             $____             $____             $____

             ING Janus Special
             Equity Portfolio              $____             $____             $____             $____

             ING Julius Baer Foreign
             Portfolio                     $____             $____             $____             $____

             ING JPMorgan Small Cap
             Equity Portfolio              $____             $____             $____             $____

             ING Limited Maturity
             Bond Portfolio                $____             $____             $____             $____

             ING Marsico Growth
             Portfolio                     $____             $____             $____             $____

             ING MFS Mid Cap Growth
             Portfolio                     $____             $____             $____             $____

             ING MFS Research
             Portfolio                     $____             $____             $____             $____

             ING MFS Total Return
             Portfolio                     $____             $____             $____             $____

             ING PIMCO Core Bond
             Portfolio                     $____             $____             $____             $____



The example numbers reflect the contractual fee waiver for the one-year period and the first year of the three-, five-, and ten-year periods.


                           SUMMARY OF PRINCIPAL RISKS

THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MAY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTIONS OF THE PORTFOLIOS AND ARE DESCRIBED IN THIS SECTION. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENT MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ACTIVE OR FREQUENT TRADING RISK. A Portfolio may engage in active and frequent trading. Frequent trading increases transaction costs, which may generate expenses and could detract from a Portfolio's performance.

ALLOCATION RISK. A Portfolio will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by a Portfolio Manager. A Portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. Forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

CLOSED-END INVESTMENT COMPANY RISK. When a Portfolio invests in closed-end investment companies, the Portfolio indirectly pays a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

CONVERTIBLE SECURITIES RISK. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security a Portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.

DEBT SECURITIES RISK. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than market price of shorter term securities.

DEFENSIVE INVESTING RISK. When the Adviser or Sub-Adviser to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Portfolio invests defensively, it likely will not achieve capital appreciation.


DERIVATIVES RISK. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Portfolio Manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. A Portfolio subject to diversification risk may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (1940 Act). This means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKETS RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.


EXCHANGE TRADED FUND RISK. An investment in an exchange traded fund, or ETF carries substantially the same primary risks as an investment in a conventional Portfolio (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. In addition, ETFs are subject to the following risks that do not apply to conventional funds:

     - the market price of an ETF's shares may trade at a discount to their net asset value;
     - an active trading market for an ETF's shares may not develop or be maintained; or
     - trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.


FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. The market may not favor growth-oriented stocks or may not favor equities at all.


HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INCOME RISK. A portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INTEREST RATE RISK. The prices of debt securities generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.


INVESTMENT BY FUND OF FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund of funds. From time to time, the Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds of funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser or Portfolio Manager will monitor transactions by the funds of funds and will attempt to minimize any adverse effects on the Portfolio and funds of funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT MODELS RISK. The proprietary models used by the manager to evaluate securities or securities markets are based on the manager's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.


LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's assets.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of a Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A Portfolio Manager will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective, and a Portfolio Manager could do a poor job in executing an investment strategy. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

MARKET TRENDS RISK. From time to time, the stock market may not favor the type or style of securities in which a Portfolio invests.

MATURITY RISK. Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

MORTGAGE RISK. A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter
(OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

To the extent that a Portfolio invests significantly in one geographic region or country, a Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more geographically diversified fund.


PRICE VOLATILITY RISK. The value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer, and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REIT RISK. Investing in Real Estate Investment Trusts or "REITs" may subject a portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.


SECURITIES LENDING RISK. There is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.


SECTOR RISK. A Portfolio may, at times, invest significant assets in securities of issuers in one or more market sectors, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Portfolio than it would on a Portfolio that has securities representing a broader range of investments.

SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly.

SPECIAL SITUATIONS RISK. A "special situation" arises when, in a Portfolio Manager's opinion, securities of a particular company will appreciate in value due to a specific development with respect to that issuer. Investments in special situation companies may not appreciate if an anticipated development does not occur or does not produce the anticipated result.

UNDERVALUED SECURITIES RISK. Prices of securities react to the economic condition of the company that issued the security. A Portfolio's equity investments in an issuer may rise or fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. A Portfolio Manager invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

VALUE INVESTING RISK. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented stocks and may not favor equities at all.

                                MORE INFORMATION

PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Portfolio in this Prospectus, unless specifically noted under a Portfolio's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategy, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or Statement of Additional Information. This means they may not be modified or changed without a vote of the shareholders.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

The Statement of Additional Information is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website: http://www.sec.gov.

NON- FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

A Portfolio Manager may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Portfolio Manager believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash items, debt securities that are high quality or higher than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a Portfolio may engage, unless specifically noted under the Portfolio's principal investment strategy, are identified and discussed, together with their risks, in the Statement of Additional Information.

INDEPENDENT AUDITORS

KPMG LLP, located at 99 High Street, Boston, MA 02110.

ADMINISTRATIVE SERVICES

In addition to advisory services, DSI provides administrative and other services necessary for the ordinary operation of the Portfolios. DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. DSI also ensures that the Portfolios operate in compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a Portfolio, interest on borrowing, fees and expenses of the independent trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Portfolio Managers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio, including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by the manager.

DSI has entered into a Sub-Administration Agreement with ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSI, under which ING Funds Services will provide the Portfolios with certain administrative services. The administrative services performed by ING Funds Services on behalf of DSI include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the Portfolios operate in compliance with applicable legal requirements and monitoring the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

PORTFOLIO DISTRIBUTION

DSI is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

SHAREHOLDER SERVICES AND DISTRIBUTION PLAN

The Trust has entered into a Shareholder Service and Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the Portfolios to pay marketing and other fees to support the sale and distribution of the Class R shares of the Portfolios and for shareholder services provided by securities dealers (including DSI) and other financial intermediaries and plan administrators ("financial service firms"). The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of the Portfolios (a 0.25% distribution fee and at 0.50% shareholder service fee). Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.

SERVICES BY FINANCIAL SERVICE FIRMS

Financial service firms may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by Qualified Plan accounts and their plan participants, including, without limitation, transfers of registration and dividend payee changes. Financial service firms also may perform other functions, including generating confirmation statements, and may arrange with plan administrators for other investment or administrative services. Financial service firms may independently establish and charge Qualified Plans and plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, Qualified Plans may charge plan participants for certain expenses. A firm or a Qualified Plan may be paid for its services directly by the Portfolios or DSI. These fees and additional amounts could reduce an investment return in Class R shares of the Portfolios. Financial service firms and Qualified Plans may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services.


CLASSES OF SHARES

The Portfolios' shares are classified into Adviser Class (Class A), Institutional Class (Class I), Service Class (Class S), and Retirement Class (Class R). The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class R shares are offered by this Prospectus. Class R shares are not subject to any sales loads.

INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS

Each Portfolio is available to serve as an investment option offered through variable annuity contracts and variable life contracts available to Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. The Portfolios currently do not foresee any disadvantages to investors if the Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of variable annuity contracts, variable life insurance policies, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts form the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.


                         OVERALL MANAGEMENT OF THE TRUST


THE ADVISER

Directed Services, Inc. ("DSI"), A New York corporation, is the adviser to the Trust. As of December 31, 2003, DSI managed approximately $13 billion in registered investment company assets. DSI is registered with the SEC as an investment adviser and as a broker-dealer.


DSI, subject to the supervision of the Board of Trustees of the Trust, (the "Board"), acts as a "manager-of-managers" for the Trust. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, DSI delegates to each Portfolio Manager the responsibility for investment management, subject to DSI's oversight. DSI monitors the investment activities of the Portfolio Managers. From time to time, DSI also recommends the appointment of additional or replacement Portfolio Managers to the Board of the Trust. On May 24, 2002, the Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board, to replace a non-affiliated portfolio manager for a Portfolio, as well as change the terms of a contract with a non-affiliated Portfolio Manager without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a Portfolio Manager of a Portfolio. In this event, the name of the Portfolio and its investment strategies may also change.

DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios.

MANAGEMENT FEE
The Trust pays DSI a management fee, payable monthly, based on the average daily net assets of a Portfolio (or the combined net assets of two or more Portfolios).

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:



                                                                    FEE PAID TO DSI DURING 2003
                                                                    (AS A PERCENTAGE OF AVERAGE NET
             PORTFOLIO                                              ASSETS)+
             --------------------------------------------------------------------------------------
             ING Eagle Asset Capital Appreciation Portfolio                          ___%

             ING International Portfolio                                        ___%
             ING Legg Mason Value Portfolio                                     ___%
             ING Janus Special Equity Portfolio                                 ___%
             ING Julius Baer Foreign Portfolio                                  ___%
             ING JPMorgan Small Cap Equity Portfolio                            ___%
             ING Limited Maturity Bond Portfolio                                ___%
             ING Marsico Growth Portfolio*                                      ___%
             ING MFS Mid Cap Growth Portfolio**                                 ___%
             ING MFS Research Portfolio**                                       ___%
             ING MFS Total Return Portfolio**                                   ___%
             ING PIMCO Core Bond Portfolio                                      ___%


             + DSI pays each Portfolio Manager a portfolio management fee for its services on a monthly basis.


             * DSI voluntarily waived ___% of its management fee for ING Marsico Growth Portfolio for assets in excess of $1.3 billion through December 31, 2003.

             ** For the year ended December 31, 2003, DSI voluntarily waived ___% of its management fee for ING MFS Mid Cap Growth, ING MFS Research and ING MFS Total Return Portfolios .


                                   SHARE PRICE

The net asset value (NAV) per share for Class R shares of each Portfolio is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share is calculated by taking the value of the Portfolio's assets attributable to Class R, subtracting the Portfolio's liabilities attributable to Class R, and dividing by the number of shares of Class R that are outstanding. Because foreign securities may trade on days when the Portfolios do not price shares, the NAV of a Portfolio that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

                             TAXES AND DISTRIBUTIONS


The Portfolios distribute their net investment income, if any, on their outstanding shares annually. Any net realized long-term capital gain for a Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by a Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio will reduce the per share net asset value by the per share amount paid.

The Portfolios intend to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Code. As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.


Each Portfolio intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.

                              FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand each of the Portfolio's financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the year ended December 31, 2003, the information has been audited by KPMG LLP, independent auditors, whose report, along with a Portfolio's financial statements, are included in the annual report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by other independent auditors.

Because the Portfolios' Class R shares do not have a full calendar year of operations, audited financial highlights are not available, therefore the audited financial highlights for the Portfolios' Class S shares are provided. Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO



                                                         YEAR             YEAR           YEAR           YEAR            YEAR
                                                         ENDED           ENDED           ENDED          ENDED           ENDED
---------------------------------------------------------------------------------------------------------------------------------
                                                        12/31/03       12/31/02#       12/31/01        12/31/00        12/31/99
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                    $     15.55     $     16.61     $     15.52     $     15.88
                                                                      -----------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                        0.13            0.12            0.13            0.17
Net realized and unrealized gain/(loss) on
  investments                                                               (2.78)          (0.86)           1.22           (0.09)
                                                                      -----------------------------------------------------------
Total from investment operations                                            (2.65)          (0.74)           1.35            0.08
                                                                      -----------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                        (0.10)          (0.11)          (0.19)          (0.15)
Distributions from capital gains                                               --           (0.21)          (0.02)          (0.29)
Return of capital                                                              --              --           (0.05)             --
                                                                      -----------------------------------------------------------
Total distributions                                                         (0.10)          (0.32)          (0.26)          (0.44)
                                                                      -----------------------------------------------------------

Net asset value, end of year                                          $     12.80     $     15.55     $     16.61     $     15.52
---------------------------------------------------------------------------------------------------------------------------------
Total return                                                               (17.05)%         (4.43)%          8.77%           0.51%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of year (in 000's)                                    $   177,515     $   204,675     $   186,345     $   141,595
Ratio of operating expenses to average net assets
   Before directed brokerage reimbursement                                   0.95%           0.95%           0.95%           0.96%
   After directed brokerage reimbursement                                    0.94%             --              --              --
Ratio of net investment income to average net assets
   Before directed brokerage reimbursement                                   0.89%           0.76%           0.92%           1.11%
   After directed brokerage reimbursement                                    0.90%             --              --              --
Portfolio turnover rate                                       41%              61%             84%             62%



     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING INTERNATIONAL PORTFOLIO



                                                                     YEAR          YEAR            PERIOD
                                                                     ENDED        ENDED            ENDED
                                                                    12/31/03     12/31/02#       12/31/01**
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $      8.29     $      8.26
                                                                                -----------     -----------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                                           0.06           (0.00)(1)
Net realized and unrealized gain/(loss) on investments and
  foreign currencies                                                                  (1.40)           0.03
                                                                                -----------     -----------
Total from investment operations                                                      (1.34)           0.03
LESS DISTRIBUTIONS:
Dividends from net investment income                                                  (0.04)             --
Distributions from capital gains                                                      (0.02)             --

Total distributions                                                                   (0.06)

Net asset value, end of period                                                  $      6.89     $      8.29
-----------------------------------------------------------------------------------------------------------
Total return                                                                         (16.15)%          0.36%++
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                            $   139,789     $   171,577
Ratio of operating expenses to average net assets                                      1.26%           1.25%+
Ratio of net investment loss to average net assets                                     0.69%          (0.15)%+
Portfolio turnover rate                                                                 115%             99%



     **   The International Portfolio commenced operations on December 17, 2001.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
     (1)  Amount is less than 0.01.

ING JANUS SPECIAL EQUITY PORTFOLIO



                                                              YEAR          YEAR          YEAR            PERIOD
                                                              ENDED        ENDED          ENDED            ENDED
-------------------------------------------------------------------------------------------------------------------
                                                             12/31/03     12/31/02#      12/31/01        12/31/00*#
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $     8.44     $     8.91       $    10.00
                                                                         ----------     ----------       ----------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                                  (0.03)          0.00(1)          0.04
Net realized and unrealized loss on investments and
  foreign currencies                                                          (2.16)         (0.45)           (1.12)
                                                                         ----------     ----------       ----------
Total from investment operations                                              (2.19)         (0.45)           (1.08)
                                                                         ----------     ----------       ----------
LESS DISTRIBUTIONS:
Dividends from net investment income                                             --          (0.02)           (0.01)
Dividends from capital gains                                                     --             --            (0.00)(1)
                                                                         ----------     ----------       ----------
Total distributions                                                              --          (0.02)           (0.01)
                                                                         ----------     ----------       ----------
Net asset value, end of period                                           $     6.25     $     8.44       $     8.91
===================================================================================================================
Total return                                                                 (25.95)%        (5.03)%         (10.80)%++
===================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                     $   21,815     $   26,151       $    8,125
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                                     1.11%          1.11%            1.10%+
   After directed brokerage reimbursement                                      1.07%            --               --
Ratio of net investment income/(loss) to average
  net assets:
   Before directed brokerage reimbursement                                    (0.46)%         0.25%            1.92%+
   After directed brokerage reimbursement                                     (0.42)%           --               --
Portfolio turnover rate                                                          54%            95%              12%



     *    The Special Equity Portfolio commenced operations on October 2, 2000.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
     (1)  Amount is less than 0.01.

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO



                                                               YEAR           YEAR
                                                               ENDED          ENDED
--------------------------------------------------------------------------------------
                                                              12/31/03     12/31/02*#
--------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $       10.00
                                                              ------------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment loss                                                              (0.03)
Net realized and unrealized loss on investments                                  (2.05)
                                                              ------------------------
Total from investment operations                                                 (2.08)
                                                              ------------------------
Net asset value, end of period                                           $        7.92
======================================================================================
Total return                                                                    (20.80)%++
======================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                     $      13,458
RATIO OF OPERATING EXPENSES TO  AVERAGE NET ASSETS:
   Before directed brokerage reimbursement                                        1.15%+
   After directed brokerage reimbursement                                         1.13%+
Ratio of net investment loss to average net assets:
     Before directed brokerage reimbursement                                     (0.50)%+
     After directed brokerage reimbursement                                      (0.48)%+
Portfolio turnover rate                                                             15%



     *    The Portfolio commenced operations on May 1, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING JULIUS BAER FOREIGN PORTFOLIO



                                                               YEAR         YEAR
                                                               ENDED       ENDED
-----------------------------------------------------------------------------------
                                                              12/31/03   12/31/02*#
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                     $    10.00
                                                              ---------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                          0.04
Net realized and unrealized loss on investments
  and foreign currencies                                                      (1.74)
                                                              ---------------------
Total from investment operations                                              (1.70)
                                                              ---------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                          (0.02)
                                                              ---------------------
Net asset value, end of period                                           $     8.28
===================================================================================
Total return                                                                 (16.97)%++
===================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                     $    9,147
Ratio of operating expenses to average net assets                              1.25%+
Ratio of net investment income to average net assets                           0.57%+
Portfolio turnover rate                                                          23%



     * From May 1, 2002 through September 2, 2003, the Portfolio was known as the ING JPMorgan Fleming International Enhanced EAFE Portfolio.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING LEGG MASON VALUE PORTFOLIO*



                                                            YEAR            YEAR          YEAR            PERIOD
                                                            ENDED           ENDED         ENDED           ENDED
-------------------------------------------------------------------------------------------------------------------
                                                           12/31/03       12/31/02       12/31/01       12/31/00**#
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $     8.97     $     9.97      $     10.00
                                                                         ----------     ----------      -----------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                          0.04           0.02             0.07
Net realized and unrealized loss on investments and
  foreign currencies                                                          (1.78)          0.97)            0.09)
                                                                         ----------     ----------      -----------
Total from investment operations                                              (1.74)         (0.95)           (0.02)
                                                                         ----------     ----------      -----------
LESS DISTRIBUTIONS:
Dividends from net investment income                                          (0.03)         (0.05)           (0.01)
                                                                         ----------     ----------      -----------
Net asset value, end of period                                           $     7.20     $     8.97      $      9.97
===================================================================================================================
Total return                                                                 (19.41)%        (9.51)%          (0.21)%++
===================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                     $  130,480     $   93,222      $    15,231
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                                     1.11%          1.11%            1.10%+
   After directed brokerage reimbursement                                      1.08%            --               --
Ratio of net investment income to average net assets:
   Before directed brokerage reimbursement                                     0.46%          0.93%            2.63%+
   After directed brokerage reimbursement                                      0.49%            --               --
Portfolio turnover rate                                                          50%            42%               5%



     * On May 3, 2004, Legg Mason Funds Management Inc. became the Portfolio Manager and the Portfolio has been renamed the ING Legg Mason Value Portfolio. From September 9, 2002 through April 30, 2004, Janus Capital Management served as Portfolio Manager and this Portfolio was known as the ING Janus Growth and Income Portfolio. On January 30, 2002 there was a name change from Growth and Income Portfolio to Janus Growth and Income Portfolio.
     **   The Legg Mason Value Portfolio commenced operations on October 2,
          2000.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING LIMITED MATURITY BOND PORTFOLIO*



                                                                YEAR        YEAR            YEAR           YEAR            YEAR
                                                                ENDED      ENDED            ENDED          ENDED           ENDED
------------------------------------------------------------------------------------------------------------------------------------
                                                              12/31/03    12/31/02#        12/31/01       12/31/00        12/31/99
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                       $     11.02     $     10.53     $     10.42    $     10.68
                                                              ---------------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                           0.46              41            0.55           0.48
Net realized and unrealized gain/(loss) on investments                          0.34            0.52            0.26          (0.36)
                                                              ---------------------------------------------------------------------
Total from investment operations                                                0.80            0.93            0.81           0.12
                                                              ---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                           (0.33)          (0.44)          (0.70)         (0.38)

Distributions from capital gains                                               (0.05)             --              --             --
                                                              ---------------------------------------------------------------------
Total distributions                                                            (0.38)          (0.44)          (0.70)         (0.38)
                                                              ---------------------------------------------------------------------
Net asset value, end of year                                             $     11.44     $     11.02     $     10.53    $     10.42
====================================================================================================================================
Total return                                                                    7.24%           8.84%           7.73%          1.13%
====================================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                                       $   611,262     $   462,492     $   251,060    $   207,109
Ratio of operating expenses to average net assets                               0.53%           0.53%           0.55%          0.57%
Ration of operating expenses to average net assets,
   including interest expense                                                     --            0.54%           0.56%            --
Ratio of net investment income to average net assets                            4.03%           4.98%           6.11%          5.29%
Portfolio turnover rate                                                          169%            117%            153%           128%



     * On January 2, 1998, ING Investment Management, LLC ("IIM") became the Portfolio Manager of the Portfolio.
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING MARSICO GROWTH PORTFOLIO**



                                                            YEAR          YEAR          YEAR             YEAR             YEAR
                                                            ENDED         ENDED         ENDED           ENDED            ENDED
---------------------------------------------------------------------------------------------------------------------------------
                                                          12/31/03      12/31/02#      12/31/01        12/31/00         12/31/99
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $    13.80    $     19.78     $     27.49      $     15.62

                                                                       ----------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                                (0.02)          0.00(1)         0.29            (0.03)
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                   (4.06)         (5.98)          (6.43)           12.23
                                                                       ----------------------------------------------------------
Total from investment operations                                            (4.08)         (5.98)          (6.14)           12.20
                                                                       ----------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                           --             --           (0.34)              --
Distributions from capital gains                                               --             --           (1.23)           (0.33)
Return of capital                                                              --             --           (0.00)(1)           --
                                                                       ----------------------------------------------------------
Total distributions                                                            --             --           (1.57)           (0.33)
                                                                       ----------------------------------------------------------
Net asset value, end of period                                         $     9.72    $     13.80     $     19.78      $     27.49
=================================================================================================================================
Total return                                                               (29.57)%       (30.23)%        (21.99)%          78.13%
=================================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                   $  616,225    $ 1,101,625     $ 1,638,875      $ 1,416,872
Ratio of operating expenses to average net assets
 Before directed brokerage reimbursement                                     1.04%          1.01%           0.99%            1.04%
 After directed brokerage reimbursement                                      0.97%            --              --               --
Ratio of net investment income/(loss) to average net
   assets
 Before directed brokerage reimbursement                                    (0.22)%         0.01%           0.19%           (0.40)%
 After directed brokerage reimbursement                                     (0.15)%           --              --               --
Portfolio turnover rate                                                       186%            88%             60%             116%



     *    The Portfolio commenced operations on August 14, 1998.
     ** Since December 14, 2002, Marsico Capital Management, LLC has served as Portfolio Manager for the Portfolio. Prior to that date, a different firm served as Portfolio Manager. Prior to March 1, 1999, the Portfolio was named the ING Value + Growth Portfolio.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
     (1)  Amount is less than $0.01.

ING MFS MID CAP GROWTH PORTFOLIO



                                                            YEAR          YEAR             YEAR             YEAR         PERIOD
                                                            ENDED         ENDED           ENDED            ENDED          ENDED
---------------------------------------------------------------------------------------------------------------------------------
                                                          12/31/03      12/31/02#        12/31/01         12/31/00      12/31/99
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $     14.18     $     18.67      $     29.59    $    18.10
                                                         ------------------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                                 (0.05)          (0.10)           (0.10)        (0.03)
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                    (6.87)          (4.31)            1.43         14.22
                                                         ------------------------------------------------------------------------
Total from investment operations                                             (6.92)          (4.41)            1.33         14.19
                                                         ------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             --             --              --               --
Distributions from capital gains                                 --                          (0.08)          (12.25)        (2.70)
                                                         ------------------------------------------------------------------------
Total distributions                                              --                          (0.08)          (12.25)        (2.70)
                                                         ------------------------------------------------------------------------
Net asset value, end of period                                         $      7.26     $     14.18      $     18.67    $    29.59
=================================================================================================================================
Total return                                                                (48.80)%        (23.62)%           8.18%        79.05%
=================================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                   $   522,323     $ 1,133,396      $ 1,461,745    $  781,807
Ratio of operating expenses to average net assets:
 Before directed brokerage and sub-advisory
   expense reimbursement                                                      0.90%           0.89%            0.88%         0.91%
 After directed brokerage and sub-advisory
   expense reimbursement                                                      0.84%             --               --            --
Ratio of net investment income/(loss) to average net
   assets
 Before directed brokerage and sub-advisory
   expense reimbursement                                                     (0.50)%         (0.64)%          (0.58)%       (0.21)%
 After directed brokerage and sub-advisory
   expense reimbursement                                                     (0.44)%            --               --            --
Portfolio turnover rate                                                        163%             94%             150%           59%



     *    The Portfolio commenced operations on August 14, 1998.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING MFS RESEARCH PORTFOLIO



                                                            YEAR          YEAR             YEAR             YEAR         PERIOD
                                                            ENDED         ENDED           ENDED            ENDED          ENDED
----------------------------------------------------------------------------------------------------------------------------------
                                                          12/31/03      12/31/02#        12/31/01         12/31/00       12/31/99
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $     16.00     $     20.95      $     24.81    $     20.31
                                                                       -----------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                                  0.07            0.03            (0.01)          0.01
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                    (4.05)          (4.53)           (1.25)          4.90
                                                                       -----------------------------------------------------------
Total from investment operations                                             (3.98)          (4.50)           (1.26)          4.91
                                                                       -----------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                         (0.06)          (0.02)           (0.04)         (0.01)
Distributions in excess of net investment income                                --              --               --             --
Distributions from capital gains                                                --           (0.43)           (2.56)         (0.40)
                                                                       -----------------------------------------------------------
Total distributions                                                          (0.06)          (0.45)           (2.60)         (0.41)
                                                                       -----------------------------------------------------------
Net asset value, end of period                                               11.96     $     16.00      $     20.95    $     24.81
==================================================================================================================================
Total return                                                                (24.87)%        (21.46)%          (4.54)%        24.23%
==================================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                   $   563,470     $   871,059      $ 1,147,196    $ 1,014,656
Ratio of operating expenses to average net assets:
 Before directed brokerage and sub-advisory
   expense reimbursement                                                      0.90%           0.89%            0.88%          0.91%
 After directed brokerage and sub-advisory
   expense reimbursement                                                      0.84%             --               --             --
Ratio of net investment income/(loss) to average net
   assets:
 Before directed brokerage and sub-advisory
   expense reimbursement                                                      0.51%           0.15%           (0.06)%         0.02%
 After directed brokerage and sub-advisory
   expense reimbursement                                                      0.57%             --               --             --
Portfolio turnover rate                                                        109%             97%              87%            89%



     *    The Portfolio commenced operations on August 14, 1998.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING MFS TOTAL RETURN PORTFOLIO



                                                              YEAR        YEAR           YEAR            YEAR             YEAR
                                                             ENDED       ENDED          ENDED           ENDED            ENDED
---------------------------------------------------------------------------------------------------------------------------------
                                                           12/31/03    12/31/02#       12/31/01        12/31/00         12/31/99
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $     15.98    $     17.00     $     15.80      $     15.80
                                                                      -----------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                        0.44           0.44            0.50             0.42
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                   (1.25)         (0.37)           2.07             0.11
                                                                      -----------------------------------------------------------
Total from investment operations                                            (0.81)          0.07            2.57             0.53
                                                                      -----------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                        (0.34)         (0.46)          (0.63)           (0.31)
Distributions from capital gains                                            (0.02)         (0.63)          (0.74)           (0.22)
                                                                      -----------------------------------------------------------
Total distributions                                                         (0.36)         (1.09)          (1.37)           (0.53)
                                                                      -----------------------------------------------------------
Net asset value, end of period                                        $     14.81    $     15.98     $     17.00      $     15.80
=================================================================================================================================
Total return                                                                (5.10)%         0.49%          16.50%            3.38%
=================================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                  $ 1,026,503    $ 1,002,724     $   832,527      $   675,754
Ratio of operating expenses to average net assets:
 Before directed brokerage and sub-advisory
   expense reimbursement                                                     0.90%          0.89%           0.88%            0.91%
 After directed brokerage and sub-advisory
   expense reimbursement                                                     0.89%            --              --               --
Ratio of net investment income to average net assets:
 Before directed brokerage and sub-advisory
   expense reimbursement                                                     2.81%          2.88%           3.28%            3.04%
 After directed brokerage and sub-advisory
   expense reimbursement                                                     2.82%            --              --               --
Portfolio turnover rate                                                        81%           106%            113%              81%



     *    The Portfolio commenced operations on August 14, 1998.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING PIMCO CORE BOND PORTFOLIO**



                                                            YEAR          YEAR           YEAR           YEAR              YEAR
                                                            ENDED        ENDED          ENDED          ENDED             ENDED
---------------------------------------------------------------------------------------------------------------------------------
                                                          12/31/03     12/31/02#       12/31/01       12/31/00          12/31/99
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $      9.79    $      9.60    $     10.06       $     11.17
                                                         -------------------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                        0.36           0.26           0.12              0.34
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                    0.48          (0.02)         (0.03)            (1.30)
                                                         -------------------------------------------------------------------------
Total from investment operations                                             0.84           0.24           0.09             (0.96)
                                                         -------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                        (0.16)            --          (0.32)            (0.14)
Dividends in excess of net investment income                                   --             --             --                --
Distributions from capital gains                                            (0.08)         (0.05)         (0.00)(1)             --
Distributions in excess of capital gains                                       --             --             --             (0.01)
Return of capital                                                              --             --          (0.23)               --
                                                         -------------------------------------------------------------------------
Total distributions                                                         (0.24)         (0.05)         (0.55)            (0.15)
                                                         -------------------------------------------------------------------------
Net asset value, end of period                                        $     10.39    $      9.79    $      9.60       $     10.06
=================================================================================================================================
Total return                                                                 8.68%          2.46%          0.94%            (8.62)%
=================================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                  $   437,548    $   122,176    $    47,126       $    30,371
Ratio of operating expenses to average net assets                            0.93%          1.13%          1.60%             1.60%
Ratio of net investment income to average net assets                         3.56%          3.30%          3.62%             3.17%
Portfolio turnover rate                                                       605%           745%           156%               87%



     *    The Portfolio commenced operations on August 14, 1998.
     ** Since May 1, 2001, Pacific Investment Management Company has served as the Portfolio Manager of the Portfolio. Prior to that date a different firm served as Portfolio Manager. Along with this change was a name change from the Global Fixed Income Portfolio to the Core Bond Portfolio and a change of investment strategy.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
     (1)  Amount is less than $0.01.

TO OBTAIN MORE INFORMATION


A Statement of Additional Information, dated May 1, 2004, has been filed with the Securities and Exchange Commission ("SEC"), and is made a part of this Prospectus by reference.

Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year.


To obtain a free copy of these documents or to make inquiries about the Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road Scottsdale, Arizona 85258 or call (800)-366-0066.


Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202)-942-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


ING INVESTORS TRUST
TRUSTEES

Paul S. Doherty

J. Michael Earley

R. Barbara Gitenstein

Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam

Blaine E. Rieke

John G. Turner

Roger B. Vincent

Richard A. Wedemeyer


05/01/04
                                                           SEC File No. 811-5629

  [ING LOGO]

ING INVESTORS TRUST




PROSPECTUS

MAY 1, 2004

RETIREMENT CLASS

                     BALANCED FUNDS
                       ING T. Rowe Price Capital Appreciation Portfolio ING UBS U.S. Balanced Portfolio

                     STOCK FUNDS
                       ING AIM Mid Cap Growth Portfolio
                       ING Alliance Mid Cap Growth Portfolio
                       ING Capital Guardian Large Cap Value Portfolio ING Capital Guardian Small Cap Portfolio
                       ING FMR(SM) Diversified Mid Cap Portfolio
                       ING Goldman Sachs Internet Tollkeeper(SM)
                       ING Hard Assets Portfolio
                       ING Jennison Equity Opportunities Portfolio
                       ING Mercury Focus Value Portfolio
                       ING Mercury Fundamental Growth Portfolio
                       ING Salomon Brothers All Cap Portfolio
                       ING Salomon Brothers Investors Portfolio
                       ING T. Rowe Price Equity Income Portfolio
                       ING Van Kampen Equity Growth Portfolio
                       ING Van Kampen Growth and Income Portfolio
                       ING Van Kampen Real Estate Portfolio

                       INTERNATIONAL/GLOBAL
                       ING Capital Guardian Managed Global Portfolio ING Developing World Portfolio
                       ING Van Kampen Global Franchise Portfolio

                     Goldman Sachs Internet Tollkeeper(SM) is a service mark of Goldman, Sachs & Co.

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN
ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

                                                                      [ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT IS: NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR OBJECTIVE.

THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS


                                                            PAGE
INTRODUCTION
ING Investors Trust
Investment Adviser
Portfolios and Portfolio Managers
Investing through your Qualified Plan
Why Reading this Prospectus is Important

DESCRIPTION OF THE PORTFOLIOS
   ING AIM Mid Cap Growth
   ING Alliance Mid Cap Growth
   ING Capital Guardian Large Cap
   ING Capital Guardian Managed Global
   ING Capital Guardian Small Cap
   ING Developing World
   ING FMR(SM) Diversified Mid Cap
   ING Goldman Sachs Internet
   Tollkeeper(SM)
   ING Hard Assets
   ING Jennison Equity Opportunities
   ING Mercury Focus Value
   ING Mercury Fundamental Growth
   ING Salomon Brothers All Cap
   ING Salomon Brothers Investors
   ING T. Rowe Price Capital Appreciation
   ING T. Rowe Price Equity Income
   ING UBS U.S. Balanced
   ING Van Kampen Equity Growth
   ING Van Kampen Global Franchise
   ING Van Kampen Growth and Income
   ING Van Kampen Real Estate

PORTFOLIO FEES AND EXPENSES

SUMMARY OF PRINCIPAL RISKS

MORE INFORMATION
   Percentage and Rating Limitations
   A Word about Portfolio Diversity
   Additional Information about the Portfolios
   Non-Fundamental Investment Policies
   Temporary Defensive Positions
   Independent Auditors
   Administrative Services
   Portfolio Distribution
   Shareholder Services and Distribution Plan
   Services by Financial Firms
   Classes of Shares
   Interests of the Holders of the
     Variable Insurance Contracts
     And Policies and Qualified
     Retirement Plans

OVERALL MANAGEMENT OF THE TRUST
   The Adviser
   Management Fee
   SHARE PRICE

TAXES AND DISTRIBUTIONS

FINANCIAL HIGHLIGHTS

TO OBTAIN MORE INFORMATION                                  Back

ING INVESTORS TRUST TRUSTEES                                Back


AN INVESTMENT IN ANY PORTFOLIO OF THE TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

                                  INTRODUCTION

ING INVESTORS TRUST


ING Investors Trust (the "Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios. Only certain of these portfolios (each, a "Portfolio" and collectively, the "Portfolios") are offered in this prospectus ("Prospectus").


INVESTMENT ADVISER


Directed Services, Inc. ("DSI" or the "Adviser") is the investment adviser of each Portfolio, and each Portfolio has a sub-adviser referred to in this Prospectus as a "Portfolio Manager." DSI is a wholly owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management.


PORTFOLIOS AND PORTFOLIO MANAGERS

ING AIM Mid Cap Growth Portfolio -- A I M Capital Management, Inc.
ING Alliance Mid Cap Growth Portfolio -- Alliance Capital Management L.P.
ING Capital Guardian Large Cap Value Portfolio -- Capital Guardian Trust Company ING Capital Guardian Managed Global Portfolio -- Capital Guardian Trust Company ING Capital Guardian Small Cap Portfolio -- Capital Guardian Trust Company

ING Developing World Portfolio - ING Investment Management Advisors B.V.

ING FMR(SM) Diversified Mid Cap Portfolio -- Fidelity Management & Research Company
ING Goldman Sachs Internet Tollkeeper(SM) Portfolio -- Goldman Sachs Asset Management, L.P.
ING Hard Assets Portfolio -- Baring International Investment Limited
ING Jennison Equity Opportunities Portfolio -- Jennison Associates LLC
ING Mercury Focus Value Portfolio -- Mercury Advisors
ING Mercury Fundamental Growth Portfolio -- Mercury Advisors
ING Salomon Brothers All Cap Portfolio -- Salomon Brothers Asset Management Inc. ING Salomon Brothers Investors Portfolio -- Salomon Brothers Asset Management Inc.
ING T. Rowe Price Capital Appreciation Portfolio -- T. Rowe Price Associates,
Inc.
ING T. Rowe Price Equity Income Portfolio -- T. Rowe Price Associates, Inc.
ING UBS U.S. Balanced Portfolio -- UBS Global Asset Management (Americas) Inc. ING Van Kampen Equity Growth Portfolio -- Van Kampen
ING Van Kampen Global Franchise Portfolio -- Van Kampen
ING Van Kampen Growth and Income Portfolio -- Van Kampen
ING Van Kampen Real Estate Portfolio -- Van Kampen

CLASS OF SHARES


Pursuant to a multiple class plan, (the "Plan") each Portfolio offers four classes of shares. This Prospectus relates only to the Retirement Class ("Class R") shares of the Trust. For more information about share classes, please refer to the section of this Prospectus entitled "Classes of Shares."


INVESTING THROUGH YOUR QUALIFIED PLAN


Class R shares of the Portfolios are continuously offered through variable annuity separate accounts available to qualified pension and retirement plans ("Qualified Plans") and Qualified Plans offered outside of separate accounts and annuity contracts. Qualified Plans include Individual Retirement Accounts ("IRAs") and plans that meet the definition of retirement plans under Sections 401(k), 403(b), 408 and 457 of the Internal Revenue Code of 1986, as amended (the "Code"). In addition, Class R shares are offered to the investment adviser to the Portfolios and the adviser's affiliates. Class S shares, which are not offered in this Prospectus, also may be made available to other investment companies, including series of the Trust under fund-of-fund arrangements. Purchases and redemptions of shares may be made only by separate accounts of insurance companies or by eligible Qualified Plans. Certain Portfolios may not be available as investment options in your plan. Please refer to the prospectus, prospectus summary, disclosure statement, or plan document for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Qualified Plans may charge plan participants for certain expenses that are in addition to the expenses of the Portfolios. These expenses could reduce the investment return in Class R shares of the Portfolios.

Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf. Class S shares, which are not offered in this Prospectus, may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.


WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, strategy, and risks of each of the Portfolios of the Trust offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

                          DESCRIPTION OF THE PORTFOLIOS

ING AIM MID CAP GROWTH PORTFOLIO




PORTFOLIO MANAGER

A I M Capital Management, Inc. ("AIM Capital")

INVESTMENT OBJECTIVE

Capital appreciation

PRINCIPAL INVESTMENT STRATEGY


The Portfolio seeks to meet its objective by investing, normally, at least 80% of its assets in securities of mid-capitalization companies. In complying with this 80% investment requirement, the Portfolio will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as debt securities and synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Portfolio considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap(R) Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000(R) Index. The Russell 1000(R) Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. These companies are considered representative of medium-sized companies. Under normal conditions, the top 10 holdings may comprise up to 40% of the Portfolio's total assets.


The Portfolio may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the Portfolio may also hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.


The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have favorable prospects for future growth. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.


The Portfolio may also loan up to 33 1/3% of its total assets.

In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the Portfolio may not achieve its investment objective.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the Portfolio does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS


The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK

                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares, from year-to-year.

[CHART]


           ING AIM MID CAP GROWTH PORTFOLIO -- ANNUAL TOTAL REPORT*(1)


1996           19.04
1997           22.81
1998            0.49
1999           55.89
2000          -12.80
2001          -21.52
2002          -32.04
2003              __%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Russell Midcap(R) Growth Index. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.


                         AVERAGE ANNUAL TOTAL RETURN*(1)


                                                         10/2/95
                                   1 YEAR     5 YEAR   (INCEPTION)
Class S Return                        %          %          %
Russell Midcap Growth Index           %          %          %(2)


                                  BEST QUARTER

Quarter Ended

____         %


                                  WORST QUARTER

Quarter Ended

____         %



* Class R shares had not commenced operations in 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on October 2, 1995, revised to reflect the higher expenses of Class R shares Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


(1) AIM Capital has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

(2)  Index return is for the period beginning October 1, 1995.

MORE ON THE PORTFOLIO MANAGER


A I M Capital has managed the Portfolio since March 1, 1999. AIM Capital is an indirect subsidiary of AMVESCAP, one of the world's largest independent investment companies. As of December 31, 2003, AIM Capital and its immediate parent, A I M Advisors, Inc., managed approximately $149 billion in assets. The address of AIM Capital is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


The following persons at AIM Capital are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Karl Farmer                   Portfolio Manager

                              Mr. Farmer has been associated with AIM Capital and its affiliates since 1998. Prior to 1998, Mr.
                              Farmer spent six years as a pension actuary with William M. Mercer, Inc., focusing on retirement plans and other benefit programs.

Jay K. Rushin                 Portfolio Manager

                              Mr. Rushin has been associated with AIM Capital and/or its affiliates from 1998 to the present and 1994 to 1996. During the period of 1996 to 1998, Mr. Rushin worked as an associate equity analyst at Prudential Securities.



PENDING LEGAL MATTERS INVOLVING AIM CAPITAL

As discussed above, AIM Capital is an indirect subsidiary of AMVESCAP. Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, prior to November 25, 2003, the investment adviser to the to certain investment companies (the "AIM Funds"). The AIM Funds discussed below do not include any of the funds in the ING family of funds.

On December 2, 2003 each of the SEC and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO, and on December 2, 2003 the State of Colorado filed civil proceedings against INVESCO. The civil proceedings allege that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds.

In addition to these civil proceedings, the SEC and NYAG have issued subpoenas and requested information from A I M Advisors, Inc. ("AIM"), also an indirect wholly owned subsidiary of AMVESCAP, relating to market timing activity by certain investors in the AIM Funds.

The independent trustees of the AIM Funds have retained their own independent counsel to conduct an investigation on behalf of the independent trustees into the frequent trading arrangements and related issues raised by the regulators. The independent trustees have created a special committee, consisting of four independent trustees, to oversee the investigation and to formulate recommendations for further board action. As part of the investigation by the independent trustees, their independent counsel has been reviewing the examination of INVESCO and AIM currently being conducted by management's outside counsel.

AMVESCAP recently found, in its ongoing review, situations in which the procedures designed to guard against the potential adverse impact of frequent trading and illegal late trading through intermediaries were not completely effective. These findings were based, in part, on an extensive economic analysis by outside experts who examined the impact of these activities.

In light of these findings, AMVESCAP has agreed that any AIM Fund harmed by the activities of accommodated market timers will receive full restitution. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and INVESCO's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

AMVESCAP has informed regulators of its most recent findings and is seeking to resolve both the pending enforcement actions against INVESCO and the ongoing investigations with respect to AIM.

The following list identifies multiple lawsuits that have been filed against certain INVESCO Funds, AIM Funds, INVESCO, A I M Management Group Inc., the parent of AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, as of January 15, 2004:

     - Jerry Fattah, Custodian for Basim Fattah v. INVESCO Advantage Health Sciences Fund, et al., in the United States District Court, District Of Colorado (Civil Action Number 03-F-2456), filed on December 4, 2003.

     - Joel Goodman v. INVESCO Funds Group, Inc., et al., in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003.

     -    L. Scott Karlin, Derivatively on Behalf of INVESCO Funds Group, Inc.
          v. AMVESCAP PLC, INVESCO, Inc., et al., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003.

     - Richard Raver v. INVESCO Funds Group, Inc., et al., in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003.

     - Edward Lowinger and Sharon Lowinger v. INVESCO Advantage Health Sciences Fund, et al., in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003.

     - Steven B. Ehrlich, et al., v. INVESCO Advantage Health Sciences Fund, et al., in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003.

     - Joseph R. Russo, Individually and on Behalf of All Others Similarly Situated, v. INVESCO Advantage Health Sciences Fund, et al., in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003.

     - Miriam Calderon, Individually and On Behalf of All Others Similarly Situated, v. AMVESCAP, PLC, et al., in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003.

     - Pat B. Gorsuch and George L. Gorsuch v. INVESCO Funds Group, Inc. and A I M Advisors, Inc., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the funds, INVESCO, AIM, AMVESCAP and related parties in the future.

ING ALLIANCE MID CAP GROWTH PORTFOLIO




PORTFOLIO MANAGER

Alliance Capital Management L.P. ("Alliance Capital")

INVESTMENT OBJECTIVE

Long-term total return

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks of middle capitalization companies. The Portfolio normally invests substantially all of its assets in high-quality common stocks that Alliance expects to increase in value. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in mid-capitalization companies. For purposes of this policy, net assets includes any borrowings for investment purposes. The Portfolio also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. Government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The Portfolio may invest without limit in foreign securities. The Portfolio generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.

The Portfolio also may:

-  write exchange-traded covered call options on up to 25% of its total assets;

-  make secured loans on portfolio securities of up to 25% of its total assets;

- enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets; and


enter into futures contracts on securities indexes and options on such futures contracts.


PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                           CONVERTIBLE SECURITIES RISK

                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares, from year-to-year.

[CHART]


        ING ALLIANCE MID CAP GROWTH PORTFOLIO -- ANNUAL TOTAL RETURN*(1)



1999       25.21
2000      -17.47
2001      -14.08
2002       30.39
2003          __%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Russell Midcap(R) Growth Index. The Russell Midcap(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.


                         AVERAGE ANNUAL TOTAL RETURN*(1)


                                              8/14/98
                                   1 YEAR   (INCEPTION)
Class S Return                        %          %
Russell Midcap(R) Growth Index        %          %(2)


                                  BEST QUARTER

Quarter Ended

____         %


                                  WORST QUARTER

Quarter Ended

____         %

* Class R shares had not commenced operations in 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on August 14, 1998, revised to reflect the higher expenses of Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(1) Alliance Capital has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.


(2)  Index return is for the period beginning August 1, 1998.

MORE ON THE PORTFOLIO MANAGER


Alliance Capital is a leading global investment management firm supervising client accounts with assets totaling approximately $475 billion as of December 31, 2003. Alliance Capital provides investment management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance Capital is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios.

As of December 31, 2003, Alliance Holding owns approximately 31% of the units of limited partnership interest in Alliance Capital. AXA Financial, Inc. owns approximately 55% of the outstanding publicly traded Alliance Holding Units and approximately 1.9% of the outstanding Alliance Capital Units, which, including the general partnership interests in Alliance Capital and Alliance Holding, represents a approximate 55.5% economic interest in Alliance Capital. AXA Financial, Inc. is a wholly owned subsidiary of AXA, one of the largest global financial services organizations.


The following person at Alliance Capital is primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Catherine Wood                Senior Vice President and Portfolio Manager,
                              Alliance Capital, and Chief Investment Officer,
                              Regent Investor Services, a division of Alliance
                              Capital.

                              Ms. Wood joined Alliance Capital in 2001 from
                              Tupelo Capital Management where she was a general partner, co-managing global equity-oriented portfolios. Prior to that, Ms. Wood worked for 19 years with Jennison Associates as a Director and Portfolio Manager, Equity Research Analyst and
                              Chief Economist.

ING CAPITAL GUARDIAN LARGE CAP VALUE PORTFOLIO




PORTFOLIO MANAGER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term growth of capital and income

PRINCIPAL INVESTMENT STRATEGY


The Portfolio Manager seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of companies with market capitalizations greater than $1 billion at the time of investment.


In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Portfolio may hold American Depositary Receipts, which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars, and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts and Global Depositary Receipts. The Portfolio may invest a portion of its assets in debt securities and cash equivalents. The Portfolio may also engage in hedging transactions including put and call options on securities, financial futures contracts, including stock index futures, and interest rate and currency.

The Portfolio may also lend up to 33 1/3% of its total assets.


PRINCIPAL RISKS


The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:


                                DERIVATIVES RISK

                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares, from year-to-year.

[CHART]


      ING CAPITAL GUARDIAN LARGE CAP VALUE PORTFOLIO -- ANNUAL TOTAL RETURN*


2001     -3.97
2002    -24.14
2003      ____%




The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks.


                                                    2/1/00
                                   1 YEAR         (INCEPTION)
Class S Return                      ____%           ____%
S&P 500 Index                       ____%           ____%


                                  BEST QUARTER

Quarter Ended

____         %


                                  WORST QUARTER

Quarter Ended

____         %

* Class R shares had not commenced operations in 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year. The bar chart and performance table above reflects the returns of the Portfolio's Class S shares, which commenced operations on February 1, 2000, revised to reflect the higher expenses of Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


MORE ON THE PORTFOLIO MANAGER


Capital Guardian, located at 333 South Hope Street, Los Angeles, CA 90071, has managed the Portfolio since inception. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $146 billion in assets as of December 31, 2003.


The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Karen A. Miller               Ms. Miller is a Senior Vice President and Director
                              of Capital International Research, Inc., with
                              portfolio management responsibilities for Capital
                              Guardian Trust Company. She joined the Capital
                              Guardian Organization in 1990 where she served in
                              various portfolio management positions.

Michael R. Ericksen           Mr. Ericksen is a Senior Vice President and
                              Portfolio Manager. He joined the Capital Guardian
                              organization in 1987 where he served in various
                              capacities.

David Fisher                  Mr. Fisher is Chairman of the Board of Capital
                              Guardian Group International, Inc. and Capital
                              Guardian. He joined the Capital Guardian
                              organization in 1969 where he served in various
                              portfolio management positions.

Theodore Samuels              Mr. Samuels is a Senior Vice President and
                              Director for Capital Guardian, as well as a
                              Director of Capital International Research, Inc.
                              He joined the Capital Guardian organization in
                              1981 where he served in various portfolio
                              management positions.

Eugene P. Stein               Mr. Stein is Executive Vice President, a Director,
                              a Portfolio Manager, and Chairman of the
                              Investment Committee for Capital Guardian. He
                              joined the Capital Guardian organization in 1972
                              where he served in various portfolio manager
                              positions.

Terry Berkemeier              Mr. Berkemeier is a Vice President of Capital
                              International Research, Inc. with U.S. equity
                              portfolio management responsibility in Capital
                              Guardian. He joined the Capital Guardian
                              organization in 1992.

Alan J. Wilson                Mr. Wilson is an Executive Vice President and U.S.
                              Research Director for Capital International
                              Research, Inc. (CIRI). He is also an investment
                              analyst for CIRI with portfolio management
                              responsibilities, specializing in U.S. oil
                              services and household products. He also serves as
                              Vice President and a Director of Capital Guardian
                              Trust Company. Prior to joining the organization
                              in 1991, Mr. Wilson was a consultant with the
                              Texas Eastern Corporation.

ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO


PORTFOLIO MANAGER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Capital appreciation. Current income is only an incidental consideration.


PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks traded in securities markets throughout the world. The Portfolio may invest up to 100% of its total assets in securities traded in securities markets outside the United States. The Portfolio generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States.


In unusual market circumstances where the Portfolio Manager believes that foreign investing may be unduly risky, all of the Portfolio's assets may be invested in the United States. The Portfolio may hold a portion of its assets in debt securities, cash or money market instruments.

The Portfolio may invest in any type of company, large or small, with earnings that show a relatively strong growth trend, or in a company in which significant further growth is not anticipated but whose securities are thought to be undervalued. The Portfolio may also invest in small and relatively less well known companies.

The Portfolio may write covered put and call options on securities and indexes, purchase and sell futures contracts, and enter into foreign currency transactions. The Portfolio may also engage in short sales (up to 25% of total assets) and borrow up to 10% of total assets (up to 25% to meet redemptions).

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK

                                DERIVATIVES RISK

                              DIVERSIFICATION RISK

                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                                SHORT SALES RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under variable annuity contracts and variable life insurance policies ("Variable Contracts") or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares, from year-to-year.

[CHART]


    ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO -- ANNUAL TOTAL RETURN*(1)



1993                6.24
1994              -13.56
1995                7.21
1996               11.92
1997               11.82
1998               28.96
1999               62.95
2000              -14.91
2001              -12.26
2002              -20.53
2003                  __%





The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Morgan Stanley Capital International All Country World Free Index ("MSCI All Country World Free Index"). The MSCI All Country World Free Index is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets.

                         AVERAGE ANNUAL TOTAL RETURN*(1)


                                   1 YEAR     5 YEAR      10 YEAR
Class S Return                      ____%      ____%      ____%
MSCI All Country World
  Free Index                        ____%      ____%      ____%


                                  BEST QUARTER

Quarter Ended

____       ____%


                                  WORST QUARTER

Quarter Ended

           ____%

* Class R shares had not commenced operations in 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year. The bar chart above reflects the returns of the Portfolio's Class S shares, which commenced operations on October 21, 1992, revised to reflect the higher expenses of Class R shares. The performance table reflects the returns of both Class S and Class R; the Class S returns are also revised to reflect the higher expenses of the Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


(1) Capital Guardian has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different portfolio manager.

MORE ON THE PORTFOLIO MANAGER


Capital Guardian, located at 333 South Hope Street, Los Angeles, CA 90071, began management of the Portfolio on February 1, 2000. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $146 billion in assets as of December 31, 2003.

The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
David I. Fisher               Mr. Fisher is Chairman of the Board of Capital
                              Group International, Inc. with portfolio
                              management responsibilities for Capital Guardian
                              Trust Company, and joined the Capital Guardian
                              Trust organization in 1969.

Eugene P. Stein               Mr. Stein is an Executive Vice President of
                              Capital Guardian Trust Company, and joined the
                              Capital Guardian Trust Company organization in
                              1972.

Christopher A. Reed           Mr. Reed is a Vice President of Capital
                              International Research, Inc. with portfolio
                              management responsibilities for Capital Guardian
                              Trust Company, and joined the Capital Guardian
                              Trust Company organization in 1993.

Michael R. Ericksen           Mr. Ericksen is a Senior Vice President and
                              Portfolio Manager for Capital Guardian Trust
                              Company, and joined the Capital Guardian Trust
                              Company organization in 1986.

Richard N. Havas              Mr. Havas is a Senior Vice President and a
                              Portfolio Manager with research responsibilities
                              for the Capital Guardian Trust Company, and joined
                              the Capital Guardian Trust Company organization in
                              1985.

Nancy J. Kyle                 Ms. Kyle is a Senior Vice President of Capital
                              Guardian Trust Company, and joined the Capital
                              Guardian Trust Company organization in 1990.

Lionel M. Sauvage             Mr. Sauvage is a Senior Vice President of Capital
                              Guardian Trust Company, and joined the Capital
                              Guardian Trust Company organization in 1986.

Nilly Sikorsky                Ms. Sikorsky is Chairman of Capital International
                              S.A., Vice Chairman of Capital International
                              Limited, a Director of The Capital Group
                              Companies, Inc. and Managing Director-Europe of
                              Capital Group International, Inc. She is a
                              Portfolio Manager, and she joined Capital Guardian
                              Trust Company in 1962.

Rudolf M. Staehelin           Mr. Staehelin is a Senior Vice President and
                              Director of Capital International Research, Inc.
                              with portfolio management responsibilities for
                              Capital Guardian Trust Company, and joined the
                              Capital Guardian Trust Company organization in
                              1981.

ING CAPITAL GUARDIAN SMALL CAP PORTFOLIO




PORTFOLIO MANAGER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests at least 80% of its assets in equity securities of small capitalization ("small-cap") companies. The Portfolio Manager considers small cap companies to be companies that have total market capitalization within the range of companies included in the:

   -  Russell 2000(R) Index; and
   -  Standard & Poor's SmallCap 600 Index.

Both indexes are broad indexes of small capitalization stocks. As of December 31, 2003, the range of the market capitalizations of companies included in the Russell 2000(R) Index was $7.1 million to $2.0 billion, the range of the market capitalizations of companies included in the S&P SmallCap 600 Index was $68.6 million to $4.9 billion, and the combined range was $7.1 million to $4.9 billion. The Portfolio may invest up to 20% of its assets in companies outside this combined range, measured at the time of investment.


Equity securities in which the Portfolio may invest include common or preferred stocks, or securities convertible into or exchangeable for equity securities, such as warrants and rights.

The Portfolio invests primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market but may also invest in foreign companies. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth because of factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit volume growth rate.

The Portfolio may engage in derivatives, including interest rate and securities index futures contracts and options on such futures contracts. The Portfolio may also enter into currency-related transactions including, currency futures and forward contracts and options on currencies.

The Portfolio may also enter into short sales, lend its securities and borrow up to 10% of its net assets (up to 25% to meet redemptions).

The Portfolio may also invest a portion of its assets in money market instruments and repurchase agreements. When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:


                                DERIVATIVES RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                               OTC INVESTMENT RISK
                                SHORT SALES RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares, from year-to-year.

[CHART]


       ING CAPITAL GUARDIAN SMALL CAP PORTFOLIO -- ANNUAL TOTAL RETURN*(1)



1996      19.75
1997       9.97
1998      20.63
1999      50.26
2000     -18.52
2001      -1.91
2002     -25.78
2003         __%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell 2000(R) Index and the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600 Index"). The Russell 2000(R) Index is an unmanaged equity index representing the 2,000 smallest companies in the Russell 3000(R) Index, which contains the 3,000 largest U.S. companies based upon total market capitalization. The S&P SmallCap 600 Index is a market-value weighted index consisting of 600 domestic stocks chosen for market size, liquidity and industry group representation.

                         AVERAGE ANNUAL TOTAL RETURN*(1)


                                   1 YEAR     5 YEAR    INCEPTION
Class S Return                      ____%      ____%      ____%
Russell 2000(R) Index               ____%      ____%      ____%(2)
S&P SmallCap
  600 Index                         ____%      ____%      ____%(2)


                                  BEST QUARTER


____        %


WORST  QUARTER

Quarter Ended

____      ____%

* Class R shares had not commenced operations in 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations January 3, 1996, revised to reflect the higher expenses of Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(1) Capital Guardian has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different portfolio manager.

(2)  Index return is for the period beginning January 1, 1996.


MORE ON THE PORTFOLIO MANAGER

Capital Guardian, located at 333 South Hope Street, Los Angeles, CA 90071, began management of the Portfolio on February 1, 2000. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc., which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $146 billion in assets as of December 31, 2003.


The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Michael R. Ericksen           Mr. Ericksen is a Senior Vice President and
                              Portfolio Manager for Capital Guardian Trust
                              Company, and joined the Capital Guardian Trust
                              organization in 1986.

James S. Kang                 Mr. Kang is a Vice President for Capital
                              International Research, Inc. with research and
                              portfolio management responsibilities with Capital
                              Guardian Trust Company, and joined the Capital
                              Guardian Trust Company organization in 1987.

Robert G. Kirby               Mr. Kirby is a Chairman Emeritus and a Portfolio
                              Manager of Capital Guardian Trust Company, and was
                              a founding officer of the Capital Guardian Trust
                              Company organization in 1968.

Karen A. Miller               Ms. Miller is a Senior Vice President and Director
                              of Capital International Research, Inc. with
                              portfolio management responsibilities for Capital
                              Guardian Trust Company, and joined the Capital
                              Guardian Trust Company organization in 1990.

Lawrence R. Solomon           Mr. Solomon is a Senior Vice President and
                              Director of Capital International Research, Inc.
                              with portfolio management responsibilities for
                              Capital Guardian Trust Company. He joined the
                              Capital Guardian Trust Company organization in
                              1984.

Kathryn M. Peters             Ms. Peters is a Vice President and U.S. Small
                              Capitalization Equity portfolio manager for
                              Capital International Research, Inc. Prior to
                              joining the organization in 2001, Ms. Peters was a
                              Portfolio Manager and principal with Montgomery
                              Asset Management, LLC.

ING DEVELOPING WORLD PORTFOLIO





PORTFOLIO MANAGER

ING Investment Management Advisors B.V. ("IIMA")

INVESTMENT OBJECTIVE

Capital appreciation

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio Manager defines emerging country securities as those included in the MSCI Emerging Markets Free Index, which currently includes 26 countries, divided over three main sub-regions:
Asia, Latin America and EMEA (emerging Europe, Middle East and Africa).

The Portfolio may invest up to 20% of its assets in securities of U.S. and other developed market issuers, including investment-grade debt securities of U.S. issuers. Under normal conditions, the Portfolio invests at least 75% of its total assets in common and preferred stocks, American and Global Depositary Receipts, warrants and convertible securities. The Portfolio may invest in small and medium-sized companies.

In selecting securities located in emerging market countries, the Portfolio Manager uses a bottom-up fundamental analysis to identify companies which it believes have good earnings growth prospects and that can be bought at a price which seems reasonable. To help in this process, the Portfolio Manager scores the emerging markets stocks on a wide range of quantitative and qualitative measures, with particular attention paid to long-term and short-term earnings growth prospects and valuation measures. The Portfolio Manager seeks securities of emerging markets issuers which are relatively liquid and covered by professional securities analysts.

In selecting stocks in developed markets, the Portfolio Manager seeks the most attractive opportunities in such markets. For such securities, the Portfolio Manager uses a bottom-up analysis to choose companies which offer good value relative to their peers in the same industry, sector or region. The Portfolio Manager also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors to estimate regional market risks. In conducting its fundamental analysis, the Portfolio Manager focuses on various matters, including valuation of the companies, potential catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                              EMERGING MARKET RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                             SECURITIES LENDING RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares, from year-to-year.

[CHART]


            ING DEVELOPING WORLD PORTFOLIO -- ANNUAL TOTAL RETURN*(1)


1999      61.31
2000     -34.14
2001      -5.60
2002     -11.05
2003         __%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Morgan Stanley Capital International Emerging Markets Free Index ("MSCI Emerging Markets Free Index"). The MSCI Emerging Markets Free Index is an unmanaged index that is comprised of equity securities in emerging markets.

                         AVERAGE ANNUAL TOTAL RETURN*(1)


                                              2/18/98
                                   1 YEAR   (INCEPTION)
Class S Return                      ____%         ____%
MSCI Emerging Markets
  Free Index                        ____%       ______%(2)


                                  BEST QUARTER

Quarter Ended

____      ____%


                                  WORST QUARTER

Quarter Ended

____     ____%

* Class R shares had not commenced operations in 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations February 18, 1998, revised to reflect the higher expenses of Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(1) IIM B.V. has managed the Portfolio since March 1, 2004. Baring International managed the Portfolio from March 1, 1999 through ____. Performance prior to March 1, 1999 is attributable to a different portfolio manager.


(2)  Index return is for the period beginning February 1, 1998.


MORE ON THE PORTFOLIO MANAGER

IIMA is a Netherlands corporation organized in 1896 that became an investment advisory company in 1991. Its principal office is located at Prinses Beatrixlaan 15, 2595AK The Hague, the Netherlands. Prior to March 1, 2004, Baring International Investment Limited served as the Portfolio Manager to the Portfolio.

The following persons at IIMA are primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Jan Wim Derks                 Mr. Derks has served as a member of IIMA's
                              emerging markets portfolio management team (the
                              "Management Team") since October 2000. He also
                              serves as Director of Global Emerging Markets
                              Equities at ING Investment Mnagement, Inc. -
                              Europe ("IIM-Europe"). Prior to joining IIM-Europe
                              in 1997, Mr. Derks managed a Latin American equity
                              fund with ABN AMRO.

Eric Conrads                  Mr. Conrads joined ING in 1996 after participating
                              in a financial trainee program in Tokyo. Since
                              1997 he has managed the BBL Latin America Equity
                              Fund and in 2001 he took over the management of
                              the ING Latin America Equity Funds. In early 2003,
                              Mr. Conrads joined the Global Emerging Markets
                              Team at IIM-Europe while also continuing his
                              responsibilities managing ING's Latin American
                              regional funds.

Bratin Sanyal                 Mr. Sanyal has served as a member of the
                              Management Team since December 1998. He serves as
                              the Senior Portfolio Manager - Global Emerging
                              Markets Equities at IIM-Europe. Mr. Sanyal has
                              held several positions with IIM-Europe, most
                              recently as an Asian equity fund manager. Mr.
                              Sanyal joined IIM - Europe in 1995.

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO




PORTFOLIO MANAGER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Long-term growth of capital


PRINCIPAL INVESTMENT STRATEGY

The Portfolio Manager normally invests the Portfolio's assets primarily in common stocks. The Portfolio Manager normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Portfolio Manager generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap(R) Index or the Standard & Poor's MidCap 400 Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Portfolio Manager may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.


The Portfolio Manager may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.


The Portfolio Manager may invest up to 25% of the Portfolio's assets in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers. The Portfolio Manager is not constrained by any particular investment style. At any given time, the Portfolio Manager may tend to buy "growth" stocks or "value" stocks, or a combination of both types.

The Portfolio Manager relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. In buying and selling securities for the Portfolio, the Portfolio Manager invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.


PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                                DERIVATIVES RISK

                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK

                               SMALL COMPANY RISK
                              VALUE INVESTING RISK

In response to market, economic, political or other conditions, the Portfolio Manager may temporarily use a different investment strategy for defensive purposes. If the Portfolio Manager does so, different factors could affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares, from year-to-year.

[CHART]

             ING FMR(SM) DIVERSIFIED MID CAP -- ANNUAL TOTAL RETURN*

2001     -6.99
2002    -19.69
2003        __%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of two indicies - Standard & Poor's(R) MidCap 400 Index ("S&P MidCap 400 Index") and the Russell Midcap(R) Index. The S&P MidCap 400 Index is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity, and industry group representation. The Russell Midcap(R) Index is an unmanaged index consisting of the 800 smallest companies in the Russell 1000(R) Index. The Russell 1000(R) Index contains the 1,000 largest companies in the United States. The S&P MidCap 400 Index is intended to be the comparative index. The Portfolio Manager has determined that the S&P MidCap 400 Index is the more appropriate index than the Russell Midcap(R) Index for use as a comparative index since it more closely reflects the performance of the securities in which the Portfolio invests.

                          AVERAGE ANNUAL TOTAL RETURN*


                                              10/2/00
                                   1 YEAR   (INCEPTION)
Class S Return                      ____%      ____%
S&P MidCap 400 Index
Russell Midcap(R)Index              ____%      ____%(1)


                                  BEST QUARTER

Quarter Ended

____     ____%


                                  WORST QUARTER

Quarter Ended

____     ____%

* Class R shares had not commenced operations in 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations October 2, 2000, revised to reflect the higher expenses of Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


(1)  Index return is for the period beginning October 1, 2000.

MORE ON THE PORTFOLIO MANAGER


FMR has managed the Portfolio since its inception. FMR Corp., organized in 1972, is the ultimate parent company of FMR. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward
C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

As of December 31, 2003, FMR and its wholly-owned subsidiaries had approximately $699 billion in total assets under management. The address of FMR is 82 Devonshire Street, Boston, MA 02109.


The following person at FMR is primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           ---------------------------------------
Tom Allen                     Vice President of FMR and Portfolio Manager of the
                              Portfolio since February 2004.

                              Since joining Fidelity Investments in 1995, Mr.
                              Allen has worked as a research analyst and manager.

ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM) PORTFOLIO


PORTFOLIO MANAGER

Goldman Sachs Asset Management, L.P. ("GSAM")

INVESTMENT OBJECTIVE


Long-term growth of capital


PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of investment) in equity investments in "Internet Tollkeeper" companies, which are companies in the media, telecommunications, technology and internet sectors, which provide access, infrastructure, content and services to internet companies and internet users. In general, the Portfolio Manager defines a tollkeeper company as a company with predictable, sustainable or recurring revenue streams. The Portfolio Manager anticipates that tollkeeper companies may increase revenue by increasing "traffic," or customers and sales, and raising "tolls," or prices. The Portfolio Manager does not define companies that merely have an internet site or sell some products over the internet as Internet Tollkeepers although the Portfolio may invest in such companies as part of the Portfolio's 20% basket of securities which are not or may not be defined as Internet Tollkeepers.


Examples of Internet Tollkeeper companies may include:

   - Access providers that enable individuals and businesses to connect to the internet through, for example, cable systems or the telephone network;
   - Infrastructure companies that provide items such as servers, routers, software and storage necessary for companies to participate in the internet;

   - Media content providers that own copyrights, distribution networks and/or programming who may benefit from increased advertising by internet companies, and/or copyright owners that stand to benefit from having new distribution channels; and

   - Service providers that may facilitate transactions, communications, security, computer programming and back-office functions for internet businesses.

Because the Portfolio concentrates its investments in Internet Tollkeeper companies, the Portfolio's performance may be substantially different from the returns of the broader stock market and of "pure" internet mutual funds.


The Portfolio may participate significantly in the initial public offering ("IPO") market. The Portfolio may also invest up to 20% of its total assets in companies whose rapid adoption of an internet strategy is expected to improve their cost structure, revenue opportunities or competitive advantage and internet-based companies that the Portfolio Manager believes exhibit a sustainable business model.


The equity securities in which the Portfolio may invest include common stock, preferred stock, convertible securities, and warrants and rights, although the Portfolio invests primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in emerging markets or countries and securities quoted in foreign currencies. The Portfolio may maintain a portion of its assets in debt securities, asset-backed securities and cash equivalents. The Portfolio may invest up to 10% of its total assets in high-yield debt securities. The Portfolio may also invest in foreign currency hedging purchase and sale transactions, write covered put and call options on securities or securities indexes, enter into financial futures contracts or options on such contracts and sell portfolio securities short.

The Portfolio Manager may temporarily change its usual strategies if it believes economic conditions make it necessary to try to protect the Portfolio from potential loss. In this case, the Portfolio may invest more significantly in U.S. government securities, repurchase agreements collateralized by U.S. government securities, CD's, bankers acceptances, repurchase agreements, commercial paper, bank instruments, and non-convertible preferred stocks or corporate bonds with a remaining maturity of less than one year, which may prevent the Portfolio from achieving its investment goal.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


PRINCIPAL RISKS


The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                   CREDIT RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                               INTEREST RATE RISK
                                  INTERNET RISK
                                    IPO RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              PRICE VOLATILITY RISK
                                   SECTOR RISK
                                SHORT SALES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares, from year-to-year.

[CHART]


    ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM) PORTFOLIO--ANNUAL TOTAL RETURN*



2002     -38.45
2003         __%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of three broadly based market indices - the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), the NASDAQ Composite Index and the Goldman Sachs Internet Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small-Cap stocks. The Goldman Sachs Internet Index is a capitalization-weighted index of selected internet companies.

                          AVERAGE ANNUAL TOTAL RETURN*


                                              5/1/01
                                   1 YEAR   (INCEPTION)
Class S Return                      ____%      ____%
S&P 500 Index                       ____%      ____%
NASDAQ Composite Index              ____%      ____%
Goldman Sachs Internet Index        ____%      ____%


                                  BEST QUARTER

Quarter Ended

____     ____%


                                  WORST QUARTER

Quarter Ended

____     ____%


* Class R shares had not commenced operations in 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations May 1, 2001, revised to reflect the higher expenses of Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

MORE ON THE PORTFOLIO MANAGER


Goldman Sachs Asset Management, L.P. ("GSAM"), a wholly owned subsidiary of The Goldman Sachs Group, Inc., serves as the Portfolio Manager to the Portfolio. Prior to the end of April 2003, Goldman Sachs Asset Management, a business unit of the Investment Management Division ("IMD") of Goldman, Sachs, & Co., ("Goldman Sachs") served as the Portfolio's Portfolio Manager. On or about April 26, 2003, GSAM assumed Goldman Sachs' portfolio management responsibilities for the Portfolio. As of December 31, 2003, Goldman Sachs, along with units of IMD, had assets under management of approximately $347.7 billion. The address of GSAM is 32 Old Slip, New York, New York 10005.


The Portfolio is managed by a team of portfolio managers at GSAM. The following persons are primarily responsible for the day-to-day investment decisions of the
Portfolio:


NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Steven M. Barry               Mr. Barry is a managing director, Co-Chief
                              Investment Officer and senior portfolio manager of
                              GSAM. He joined GSAM as a portfolio manager in
                              1999. From 1988 to 1999, Mr. Barry was a portfolio
                              manager at Alliance Capital Management.

Kenneth T. Berents            Mr. Berents is a managing director, co-chairman of
                              the investment committee and senior portfolio
                              manager of GSAM. He joined GSAM as a portfolio
                              manager in 2000. From 1992 to 1999, Mr. Berents
                              was Director of Research and head of the
                              Investment Committee at Wheat First Union.

Herbert E. Ehlers             Mr. Ehlers is a managing director, Chief
                              Investment Officer and senior portfolio manager of
                              GSAM. He joined GSAM as a senior portfolio manager
                              and Chief Investment Officer of the Growth team in
                              1997. From 1981 to 1997, Mr. Ehlers was the chief
                              investment

                              officer and chairman of Liberty Investment
                              Management, Inc. ("Liberty"),and its predecessor firm, Eagle Asset Management ("Eagle").

Gregory H. Ekizian            Mr. Ekizian is a managing director, Co-Chief
                              Investment Officer and senior portfolio manager of
                              GSAM. He joined GSAM as a portfolio manager and
                              co-chair of the growth investment committee in
                              1997. From 1990 to 1997, Mr. Ekizian was a
                              portfolio manager at Liberty and its predecessor
                              firm, Eagle.

Scott Kolar                   Mr. Kolar is a vice president and a portfolio
                              manager of GSAM. He joined GSAM as an equity
                              analyst in 1997 and became a portfolio manager in
                              1999. From 1994 to 1997, Mr. Kolar was an equity
                              analyst and information systems specialist at
                              Liberty.

Wilson K. Magee, Jr.          Mr. Magee is a vice-president and portfolio
                              manager of GSAM. Mr. Magee joined GSAM as a
                              portfolio manager in 2003. From 1997 to 2002, he
                              was a portfolio manager for Grantham Mayo Van
                              Otterloo & Co.

Ernest C. Segundo, Jr.        Mr. Segundo is a vice president, co-chairman of
                              the investment committee and senior portfolio
                              manager of GSAM. He joined GSAM as a portfolio
                              manager in 1997. From 1992 to 1997, Mr. Segundo
                              was a portfolio manager at Liberty and its
                              predecessor firm, Eagle.

Andrew F. Pyne                Mr. Pyne is a managing director and senior
                              portfolio manager of GSAM. He joined GSAM as a
                              product manager in 1997 and became a portfolio
                              manager in August 2001. From 1992 to 1997, Mr.
                              Pyne was a product manager at Van Kampen
                              Investments.

Mark Shattan                  Mr. Shattan is a vice-president and portfolio
                              manager of GSAM. Mr. Shattan joined GSAM as an
                              equity analyst in 1999 and became a portfolio
                              manager in 2002. From 1997 to 1999, he was an
                              equity research analyst at Salomon Smith Barney.

David G. Shell                Mr. Shell is a managing director, Co-Chief
                              Investment Officer and senior portfolio manager of
                              GSAM. He joined GSAM as a portfolio manager in
                              1997. From 1987 to 1997, Mr. Shell was a portfolio
                              manager at Liberty and its predecessor firm,
                              Eagle.

ING HARD ASSETS PORTFOLIO




PORTFOLIO MANAGER

Baring International Investment Limited ("Baring International")

INVESTMENT OBJECTIVE

Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in the equities of producers of commodities.

Hard asset securities in which the Portfolio may invest include equity securities and debt securities of hard asset companies. Equity securities in which the Portfolio invests can also include common and preferred stocks and American and Global Depositary Receipts but may include other types of equity and equity derivative securities. The Portfolio may also invest in structured notes, whose value is linked to the price of a hard asset commodity or a commodity index. Hard asset companies are companies that are directly or indirectly engaged significantly in the exploration, development, production or distribution of one or more of the following:


   -  precious metals;
   -  ferrous and non-ferrous metals;
   -  integrated oil;
   -  gas/other hydrocarbons;
   -  forest products;
   -  agricultural commodities; and
   -  other basic materials that can be priced by a market.


The Portfolio may invest up to a maximum of 50% of its net assets in any of the above sectors. The Portfolio's investment strategy is based on the belief that hard asset securities can protect against eroding monetary values or a rise in activity which consumes more of these commodities.

The Portfolio also may invest in:


   -  securities of foreign issuers, including up to 35% in South Africa;
   -  companies not engaged in natural resources/hard asset activities;
   -  investment-grade corporate debt;
   -  U.S. government or foreign obligations;
   -  money market instruments;
   -  repurchase agreements;
   - special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country; and
   -  derivatives.


The Portfolio may also invest directly in commodities, including gold bullion and coins.

Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter, and include:


   -  common stock;
   -  preferred stock;
   -  rights;
   -  warrants;
   -  "when-issued" securities;
   -  direct equity interests in trusts;
   -  joint ventures;
   -  "partly paid" securities;
   -  partnerships; and
   -  restricted securities.


The Portfolio may also engage in short sales (up to 25% of net assets).

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                           BORROWING AND LEVERAGE RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                              DIVERSIFICATION RISK

                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                                 HARD ASSET RISK
                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               OTC INVESTMENT RISK
                     RESTRICTED AND ILLIQUID SECURITIES RISK
                                   SECTOR RISK
                                SHORT SALES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual Class S shares' returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares, from year-to-year.

[CHART]


               ING HARD ASSETS PORTFOLIO-- ANNUAL TOTAL RETURN*(1)


1994      2.18
1995     10.34
1996     32.82
1997      5.87
1998    -29.93
1999     23.01
2000     -5.08
2001    -12.47
2002      0.45
2003        __%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of three broadly based market indexes - the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), Goldman Sachs Natural Resources Index ("GSR Index"), and the Russell 2000(R) Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The GSR Index is a modified cap-weighted index which includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations. The Russell 2000(R) Index represents the 2,000 smallest companies in the Russell 3000(R) Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. The S&P 500 Index and the GSR Index are intended to be the comparative indices. The Portfolio Manager has determined that the GSR Index is a more appropriate index than the Russell 2000(R) Index for use as an additional comparative index since it more closely reflects the performance of the securities in which the Portfolio invests.

                          AVERAGE ANNUAL TOTAL RETURN*



                                   1 YEAR    INCEPTION(1)
Class S Shares                      ____%      ____%
S&P 500 Index                       ____%      ____%
GSR Index                           ____%      ____%(2)
Russell 2000(R) Index               ____%      ____%



BEST QUARTER

Quarter Ended
____     ____%

WORST QUARTER

Quarter Ended

____     ____%

* Class R shares had not commenced operations in 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(1) Baring International has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

(2) The GSR Index did not begin compiling performance data until 1996, therefore 10-year performance cannot be provided.





MORE ON THE PORTFOLIO MANAGER


Baring International is a subsidiary of Baring Asset Management Holdings Limited ("Baring Asset Management"). Baring Asset Management is the parent of the world-wide group of investment management companies that operate under the collective name "Baring Asset Management" and is owned by ING Groep N.V., a publicly traded company based in the Netherlands with worldwide insurance and banking subsidiaries. The address of Baring International is 155 Bishopsgate, London, Untied Kingdom.

Baring Asset Management provides global investment management services to U.S. investment companies and maintains major investment offices in Boston, London, Hong Kong and Tokyo. Baring Asset Management's predecessor corporation was founded in 1762. Baring Asset Management provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of December 31, 2003, Baring Asset Management managed approximately $35.2 billion in assets.


The following person at Baring International is primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
John Payne                    Investment Manager

                              Mr. Payne has been an investment professional with Baring International and its ING affiliates since
                              1993 and has 18 years of investment experience.

ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO




PORTFOLIO MANAGER

Jennison Associates LLC ("Jennison")

INVESTMENT OBJECTIVE

Long-term capital growth

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in attractively valued equity securities of companies with current or emerging earnings growth the Portfolio Manager believes to be not fully appreciated or recognized by the market.

The Portfolio also may invest in preferred stocks, convertible securities and debt instruments that are consistent with its investment objective. The Portfolio also may invest up to 25% of its assets in foreign securities.

The Portfolio Manager uses a bottom-up research-based multi-cap opportunistic approach that seeks to identify attractively valued equity securities with favorable earnings prospects. The Portfolio Manager looks for investments that offer attractive reward to risk relationships as well as catalysts for fundamental change that could create strong return potential. Stocks can be poised for potential appreciation due to potential catalysts such as:

   -  Industry cycle turns;
   -  Corporate restructuring;
   -  New product development;
   -  Management focus on increasing shareholder value; and
   -  Improving balance sheets and cash flow.

The Portfolio Manager usually sells or reduces a particular security when it believes:

   -  a stock's long-term price objective has been achieved;
   -  a more attractive security has been identified;
   -  the reward to risk relationship of a stock is no longer favorable; and
   -  negative industry and/or company fundamentals have developed.

In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities.

The Portfolio may invest in options and futures contracts and may invest up to 25% of its total assets in real estate investment trusts.

The Portfolio may also loan up to 33 1/3% of its total assets.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:




                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                                    REIT RISK
                               SMALL COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual Class S shares' returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares, from year-to-year.

[CHART]


      ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO-- ANNUAL TOTAL RETURN*(1)



1994     -1.94
1995     29.81
1996     19.91
1997     28.60
1998     12.33
1999     24.29
2000    -15.57
2001    -13.33
2002    -29.61
2003        __%





The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks.

                         AVERAGE ANNUAL TOTAL RETURN*(1)


                                   1 YEAR     5 YEAR    10 YEAR
Class S Return                      ____%      ____%      ____%
S&P 500 Index                       ____%      ____%      ____%


                                  BEST QUARTER

Quarter Ended

____     ____%


                                  WORST QUARTER

Quarter Ended

____     ____%

* Class R shares had not commenced operations in 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


(1) Jennison has managed the Portfolio since July 31, 2002. Performance prior to July 31, 2002 is attributable to different portfolio managers.

MORE ON THE PORTFOLIO MANAGER


Jennison is a registered investment adviser and wholly owned subsidiary of Prudential Investment Management, Inc. ("PIM"). PIM is a wholly owned subsidiary of Prudential Asset Management Holding Company, Inc., which is a wholly owned subsidiary of Prudential Financial, Inc. The address of Jennison is 466 Lexington Avenue, New York, New York 10017. As of December 31, 2004 Jennison managed approximately $____ billion in assets.


The following persons at Jennison are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Mark G. DeFranco              Senior Vice President of Jennison

                              Mr. DeFranco has been associated with Jennison since 1998. Prior to joining Jennison, he served as an analyst and portfolio manager with Pomboy
                              Capital, as an analyst at Comstock Partners and as a member of the equity research sales division of Salomon Brothers.

Brian M. Gillott              Senior Vice President of Jennison

                              Prior to joining Jennison in 1998, Mr. Gillott served as an analyst with Soros Fund Management and as an analyst at Goldman Sachs & Co.

ING MERCURY FOCUS VALUE PORTFOLIO




PORTFOLIO MANAGER

Mercury Advisors

INVESTMENT OBJECTIVE

Long-term growth of capital

PRINCIPAL INVESTMENT STRATEGY

The Portfolio tries to achieve its investment objective by investing primarily in a diversified portfolio consisting of equity securities that the Portfolio Manager believes are undervalued relative to its assessment of the current or prospective condition of the issuer.

The Portfolio may invest in securities that are selling at a substantial discount to their intrinsic value, as measured by such factors as price-to-book ratio, price-to-earnings ratio and cash flow. The Portfolio may also invest in securities that are undervalued relative to prevailing market ratios. The Portfolio may invest in securities of companies or institutions that are experiencing poor operating conditions. Some of the characteristics of companies in which the Portfolio invests may include:


   -  depressed earnings;
   -  special competition;
   -  product obsolescence;
   -  relatively low price-to-earnings and price-to-book ratios; and
   -  stock out of favor.


The Portfolio may invest in debt securities of any maturity. The Portfolio has established no rating criteria for the fixed income securities in which it invests and the fixed income securities in which it invests may not be rated at all for creditworthiness.

Although not principal strategies, the Portfolio may also use the following investment strategies:


The Portfolio may invest in fixed income securities, including, high-yield debt securities that are rated below investment grade, commonly called "junk bonds."


The Portfolio may invest in junk bonds rated Caa or lower by Moody's Investors Service, Inc. or CCC or lower by Standard & Poor's Corporation. Although junk bonds may have a higher yield than debt securities with higher credit ratings, they are high risk investments that may not pay interest or return principal as scheduled. Junk bonds are generally less liquid and experience more price volatility than higher rated fixed income securities. As a matter of operating policy, the Portfolio does not intend to invest in excess of 10% of the total asset value of the Portfolio at time of purchase in junk bonds.

The Portfolio will not invest more than 10% of its total assets at the time of purchase in the equity and fixed income securities of foreign issuers. The Portfolio may also invest in debt securities issued or guaranteed by foreign government entities, commonly known as "sovereign debt securities."

The Portfolio will normally invest a portion of its investments in short-term debt securities and cash or cash equivalents (including repurchase agreements) when the Portfolio Manager is unable to find attractive equity or long-term debt securities or when the Portfolio Manager believes it is advisable to reduce exposure to these markets temporarily. Investment in these securities may also be used to meet redemptions. Short-term investments may limit the potential for an increase in the value of your shares or for the Portfolio to achieve its investment objective.

The Portfolio may invest up to 15% of its net assets in illiquid securities. These securities, which cannot easily be resold, may include securities for which there is no readily available market. Other possibly illiquid securities in which the Portfolio may invest are securities that have contractual or legal restrictions on resale, known as "restricted securities," including Rule 144A securities that can be resold to qualified institutional buyers but not to the general public.

The Portfolio may borrow amounts up to 20% of its total assets, taken at market value, only from banks as a temporary measure for extraordinary or emergency purposes such as the settlement of a trade or the redemption of Portfolio shares.

The Portfolio may write (I.E., sell) covered call options not exceeding 10% of its total assets, taken at market value. The Portfolio may also enter into closing transactions with respect to these options. A call option is considered covered when the Portfolio, as writer of the option, owns the underlying securities.


The Portfolio may also loan up to 33 1/3% of its total assets.


PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                           BORROWING AND LEVERAGE RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                     RESTRICTED AND ILLIQUID SECURITIES RISK
                               SOVEREIGN DEBT RISK
                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual Class S shares' returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares, from year-to-year.

[CHART]


            ING MERCURY FOCUS VALUE PORTFOLIO -- ANNUAL TOTAL RETURN*



2003    ____%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks.


AVEERAGE ANNUAL TOTAL RETURNS*


                                              05/01/02
                                   1 YEAR   (INCEPTION)
Class S Return                      ____%         ____%
S&P 500 Index                       ____%         ____%


                                  BEST QUARTER


Quarter Ended
____     ____%


                                  WORST QUARTER


Quarter Ended
____     ____%

* Class R shares had not commenced operations in 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations May 1, 2002, revised to reflect the higher expenses of Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


MORE ON THE PORTFOLIO MANAGER

Fund Asset Management, L.P. ("FAM") serves as the Portfolio Manager to the Portfolio. FAM does business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Mercury Advisors".


FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. FAM and its affiliates had approximately $500 billion in investment company and other portfolio assets under management as of December 31, 2003.


The following persons at FAM are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Robert J. Martorelli          Senior Portfolio Manager

                              Mr. Martorelli joined Mercury Advisors in 1985 as a Fund Analyst and has served as a Portfolio
                              Manager since 1986.

Kevin Rendino                 Senior Portfolio Manager

                              Mr. Rendino joined Mercury Advisors in 1990 as a
                              Research Associate and was subsequently named
                              Senior Analyst before becoming a Portfolio
                              Manager.

ING MERCURY FUNDAMENTAL GROWTH PORTFOLIO




PORTFOLIO MANAGER

Mercury Advisors

INVESTMENT OBJECTIVE

Long-term growth of capital

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests in a diversified portfolio consisting primarily of common stocks. The Portfolio will generally invest at least 65% of its total assets in the following equity securities: common stock, convertible preferred stock, securities convertible into common stock and rights and warrants to subscribe to common stock.


In selecting securities, the Portfolio Manager emphasizes common stocks of companies that have above-average rates of earnings growth. The Portfolio Manager believes that the common stocks of companies with above-average rates of earnings growth frequently have the prospect of having above-average increases in price. On the other hand, such companies tend to have higher stock market valuations. As a result, their shares may be more vulnerable to price declines from unexpected adverse developments. The common stocks of these companies also tend to have higher prices relative to stocks of companies that do not have above-average rates of earnings growth. Some, but not all, of the factors that may cause a company to have an above-average rate of earnings growth include: above-average growth rates in sales, improvement in its profit margin, providing proprietary or niche products or services, leading market share and strong industry growth.

The Portfolio may invest in companies of any size, but emphasizes common stocks of companies having a medium to large stock market capitalization (currently approximately $2 billion or more).

The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies. Securities of foreign companies may be in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities representing interests in securities of foreign companies. The Portfolio's restriction limiting investments in foreign securities to 10% of total assets does not include ADRs. The Portfolio may also engage in derivatives for hedging purposes and lend portfolio securities.

The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or government and money market securities when the Portfolio Manager is unable to find enough attractive equity investments and to reduce exposure to equities when the Portfolio Manager believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK

                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK
                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares, from year-to-year.


[CHART]


         ING MERCURY FUNDAMENTAL GROWTH PORTFOLIO-- ANNUAL TOTAL RETURN*



2003    ____%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks.

                          AVERAGE ANNUAL TOTAL RETURN*



                                   1 YEAR    INCEPTION
Class R Return                      ____%        ____%
Class S Return                      ____%        ____%
S&P 500 Index                       ____%        ____%


                                  BEST QUARTER

Quarter Ended

____     ____%


                                  WORST QUARTER

Quarter Ended

____     ____%

* Class R shares commenced operations August 1, 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year. The bar chart above reflects the returns of the Portfolio's Class S shares, which commenced operations May 1, 2002, revised to reflect the higher expenses of Class R shares. The performance table above reflects the returns of both Class S and Class R; The Class S returns are also revised to reflect the higher expenses of the Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


MORE ON THE PORTFOLIO MANAGER

Fund Asset Management L.P. ("FAM") serves as the Portfolio Manager to the Portfolio. FAM does business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Mercury Advisors."


FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. FAM and its affiliates had approximately $500 billion in investment company and other portfolio assets under management as of December 31, 2003.


The following persons at FAM are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Lawrence R. Fuller            Managing Director and Senior Portfolio Manager of
                              Mercury Advisors since 1997. From 1992-1997, Mr.
                              Fuller served as a Vice President of Mercury
                              Advisors.

Thomas Burke, CFA             Director and Associate Portfolio Manager of
                              Mercury Advisors since 1993.

ING SALOMON BROTHERS ALL CAP PORTFOLIO




PORTFOLIO MANAGER

Salomon Brothers Asset Management Inc. ("SaBAM")

INVESTMENT OBJECTIVE

Capital appreciation through investment in securities which the Portfolio Manager believes have above-average capital appreciation potential.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the Portfolio Manager believes are undervalued in the marketplace. While the Portfolio Manager selects investments primarily for their capital appreciation potential, consideration may also be given to a company's dividend record and the potential for an improved dividend return. The Portfolio generally invests in securities of large, well-known companies, but may also invest a significant portion of its assets in securities of small to medium-sized companies when the Portfolio Manager believes smaller companies offer more attractive value opportunities. The Portfolio may invest in non-dividend paying common stocks. The Portfolio may invest in foreign securities.


The Portfolio Manager employs a two-step stock selection process in its search for undervalued stocks of temporarily out of favor companies. First, the Portfolio Manager uses proprietary models and fundamental research to try to identify stocks that are underpriced in the market relative to their fundamental value. Next, the Portfolio Manager looks for a positive catalyst in the company's near term outlook which the Portfolio Manager believes will accelerate earnings or improve the value of the company's assets. The Portfolio Manager also emphasizes companies in those sectors of the economy, which it believes are undervalued relative to other sectors.

When evaluating an individual stock, the Portfolio Manager looks for:


Low market valuations measured by its valuation models; and Positive changes in earnings prospects because of factors such as:


     -  New, improved or unique products and services;
     -  New or rapidly expanding markets for the company's products;
     -  New management;

     - Changes in the economic, financial, regulatory or political environment particularly affecting the company;

     -  Effective research, product development and marketing; and
     -  A business strategy not yet recognized by the marketplace.

The Portfolio may also invest a portion of its assets in debt securities and cash equivalents. The Portfolio may borrow up to 15% of its total assets and may lend portfolio securities to generate income. The Portfolio may also invest in derivatives to seek income or gain or for hedging purposes.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of poor earnings or losses by an issuer.

When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.


The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which may affect the Portfolio's performance.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK

                                DERIVATIVES RISK

                              DIVERSIFICATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK
                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares, from year-to-year.




[CHART]

          ING SALOMON BROTHERS ALL CAP PORTFOLIO-- ANNUAL TOTAL RETURN*


2001       1.56
2002     -25.92
2003         __%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Russell 3000(R) Index. The Russell 3000(R) Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


                          AVERAGE ANNUAL TOTAL RETURN*


                                               2/1/00
                                   1 YEAR    (INCEPTION)
Class S Return                      ____%      ____%
Russell 3000(R) Index               ____%      ____%


                                  BEST QUARTER

Quarter Ended

____     ____%


                                  WORST QUARTER

Quarter Ended

____     ____%

* Class R shares had not commenced operations in 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations February 2, 2000, revised to reflect the higher expenses of Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


MORE ON THE PORTFOLIO MANAGER


SaBAM is a full-service, global investment management organization and is wholly-owned by Salomon Smith Barney Holdings Inc., which is a subsidiary of Citigroup Inc. SaBAM was registered as a U.S. investment adviser in 1989. As of December 31, 2003, SaBAM managed over $____ billion in assets, including a wide spectrum of equity and fixed income products for both institutional and private investors, including corporations, pension funds, public funds, central banks, insurance companies, supranational organizations, endowments and foundations. The headquarters of SaBAM is located at 399 Park Avenue, New York, New York 10022. Additionally, the firm maintains investment management offices in Frankfurt, London, Hong Kong and Tokyo.


The following persons at SaBAM are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
John G. Goode                 Managing Director, SaBAM

                              Mr. Goode has been employed by Citigroup Inc. or its predecessor firms since 1969.

Peter J. Hable                Managing Director, SaBAM

                              Mr. Hable has been employed by Citigroup Inc. and its predecessor firms since 1983.

ING SALOMON BROTHERS INVESTORS PORTFOLIO




PORTFOLIO MANAGER

Salomon Brothers Asset Management Inc. ("SaBAM")

INVESTMENT OBJECTIVE

Long-term growth of capital. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests primarily in equity securities of U.S. companies. The Portfolio may also invest in other equity securities. To a lesser degree, the Portfolio invests in income producing securities such as debt securities, and may also invest in securities of foreign issuers.


The Portfolio Manager emphasizes individual security selection while spreading the Portfolio's investments across industries, which may help to reduce risk. The Portfolio Manager focuses on established large capitalization companies, defined by the Portfolio Manager as companies with over $5 billion in market capitalization, seeking to identify those companies with solid growth potential at reasonable values. The Portfolio Manager employs fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position.


The Portfolio Manager looks for companies that are undervalued or expected to grow, and focuses on companies that meet one or more of the following criteria:

   - Share prices that appear to be temporarily oversold or do not reflect positive company developments.
   - Share prices that appear to undervalue the company's assets, particularly on a sum-of-the-parts basis.
   - Special situations including corporate events, changes in management, regulatory changes or turnaround situations.
   - Company specific items such as competitive market position, competitive products and services, experience management team and stable financial condition.

Investment ideas are subjected to extensive, fundamental analysis, focusing on four key criteria:

   -  Operating characteristics;
   -  Quality of management;
   -  Financial character; and
   -  Valuation.


Only companies that pass the Portfolio Manager's strict in-depth research and debate are eligible for purchase. The Portfolio Manager's bottom-up approach focuses on creating an information advantage through a thorough understanding of company fundamentals. From time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.

The Portfolio may invest a portion of its assets in debts securities, including high-yield debt securities, and in cash equivalents. The Portfolio may borrow up to 5% of its total assets and lend up to 33 1/3% of its total assets.


PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:


                                   CREDIT RISK
                              DEBT SECURITIES RISK
                              GROWTH INVESTING RISK

                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                   SECTOR RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio Manager may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares, from year-to-year.

[CHART]


        ING SALOMON BROTHERS INVESTORS PORTFOLIO -- ANNUAL TOTAL RETURN*



2001      -4.62
2002     -23.33
2003         __%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Standard & Poor's 500/Barra Value Index ("S&P 500/Barra Value Index") and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500/Barra Value Index is an unmanaged index designed to track a value investing style consisting of those S&P 500 Index companies that have higher Book-to-Price risk index factor exposures and, as a consequence, higher Book-to-Price ratios. This index tends to be more heavily weighted in the energy and financial sectors than the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Portfolio Manager has determined that both indices will be used for comparative purposes.

                          AVERAGE ANNUAL TOTAL RETURN*



                                              2/1/00
                                   1 YEAR    INCEPTION
Class S Shares                      ____%      ____%
S&P 500/ Barra Value Index          ____%      ____%
S&P 500 Index                       ____%      ____%


BEST QUARTER


Quarter Ended
____     ____%


WORST QUARTER


Quarter Ended
____     ____%

* Class R shares had not commenced operations in 2003 and therefore doe not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on February 1, 2000, revised to reflect the higher expenses of Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.





MORE ON THE PORTFOLIO MANAGER


SaBAM is a full-service, global investment management organization and is wholly-owned by Salomon Smith Barney Holdings Inc., which is a subsidiary of Citigroup Inc. SaBAM has been registered as a U.S. investment advisor since 1989. As of December 31, 2003, SaBAM managed over $____ billion in assets, including a wide spectrum of equity and fixed income products for both institutional and private investors, including corporations, pension funds, public funds, central banks, insurance companies, supranational organizations, endowments and foundations. The headquarters of SaBAM is located at 399 Park Avenue, New York, New York 10022. Additionally, the firm maintains investment management offices in Frankfurt, London, Hong Kong and Tokyo.


The following persons at SaBAM are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
John Cunningham               Senior Portfolio Manager and Managing Director

                              Mr. Cunningham joined SaBAM in 1995 and has 15 years experience in the industry. Prior to becoming a Portfolio Manager, Mr. Cunningham was an investment banker in the Global Power Group at Salomon Brothers Inc. Mr. Cunningham has served in various investment management positions during his tenure at SaBAM.

Mark McAllister               Director and Equity Analyst with SaBAM

                              Executive Vice President and Portfolio Manager at
                              JLW Capital Management Inc. from March 1998 to May
                              1999. Prior to March 1998, Mr. McAllister was a
                              Vice President and Equity Analyst at Cohen &
                              Steers Capital Management.

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO




PORTFOLIO MANAGER

T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk

PRINCIPAL INVESTMENT STRATEGY


The Portfolio pursues an active asset allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and money market instruments. The Portfolio invests primarily in the common stocks of established companies the Portfolio Manager believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures, and options, in pursuit of its asset allocation strategy. The Portfolio may invest up to 25% of its net assets in foreign equity securities.


The Portfolio's common stocks generally fall into one of two categories:


- the larger category is composed of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets, earnings, or other factors; and


- the smaller category is composed of opportunistic investments whose prices are expected by the Portfolio Manager to rise in the short term but not necessarily over the long term.

Since the Portfolio Manager attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Portfolio Manager may establish relatively large positions in companies it finds particularly attractive.

The Portfolio's approach differs from that of many other stock funds. The Portfolio Manager works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Portfolio Manager searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the Portfolio Manager's ability to find companies that meet valuation criteria rather than its market outlook.


Futures and options may be bought or sold for any number of reasons, including: to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; as a cash management tool; in an effort to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies. Investments in futures and options are subject to additional volatility and potential losses.


In pursuing its investment objective, the Portfolio Manager has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio Manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

DEBT SECURITIES. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's overall investment portfolio. These securities may be purchased to gain additional exposure to a company for their income or other features. The Portfolio may purchase debt securities of any maturity and credit quality. The Portfolio Manager may invest up to 15% of the Portfolio's assets in debt securities that are rated below investment-grade or, if not rated, of equivalent quality and restricted securities. There is no limit on the Portfolio's investments in convertible securities. For a description of bond ratings, please refer to the Statement of Additional Information.

MONEY MARKET INSTRUMENTS. If there are remaining assets available for investment, the Portfolio Manager may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year:


   (1) shares of the T. Rowe Price Reserve Investment Funds, Inc., and Government Reserve Investment Fund, internally managed money market funds of T. Rowe Price;

   (2) U.S. government obligations;

   (3) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation;

   (4) commercial paper rated at the date of purchase in the two highest rating categories by at least one rating agency; and

   (5) repurchase agreements.


The Portfolio may lend its securities and may also borrow securities.

When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.


PRINCIPAL RISKS


The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                                 ALLOCATION RISK
                                   CREDIT RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares, from year-to-year.

[CHART]


        ING T.ROWE PRICE CAPITAL APPRECIATION -- ANNUAL TOTAL RETURN*(1)



1994       -7.62
1995       20.45
1996       16.01
1997       14.92
1998        5.54
1999        6.57
2000       21.62
2001        9.57
2002        0.13
2003          __%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Lehman Brothers Government/Corporate Bond Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Lehman Brothers Government/Corporate Bond Index is a broad market weighted index which encompasses U.S. Treasury and Agency securities, corporate investment grade bonds and mortgage-backed securities.


                         AVERAGE ANNUAL TOTAL RETURN*(1)


                            1 YEAR       5 YEAR      10 YEAR
Class R Return*               N/A          N/A         N/A
Class S Return                   %            %           %
S&P 500 Index                    %            %           %
Lehman Brothers
  Government/Corporate
  Bond Index                     %            %           %
60% S&P 500/40%
  Lehman Index                   %            %           %


                                  BEST QUARTER

Quarter Ended

_____   _____%


                                  WORST QUARTER

Quarter Ended

_____   _____%

* Class R commenced operations on August 1, 2003 and therefore does not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year. The bar chart above reflects the returns of the Portfolio's Class S shares, which commenced operations on January 24, 1989, revised to reflect the higher expenses of Class R shares. The performance table reflects the returns of both Class S and Class R; the Class S returns are also revised to reflect the higher expenses of the Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


(1) T. Rowe Price has managed the Portfolio since January 1, 1995. Performance prior to January 1, 1995 is attributable to a different portfolio manager.

MORE ON THE PORTFOLIO MANAGER


T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. As of December 31, 2003, the firm and its affiliates managed over $190 billion in assets. The address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202.


The Portfolio is managed by an Investment Advisory Committee. Stephen W. Boesel, Committee Chair, has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing the Portfolio's investment program. Mr. Boesel has been Chairman of the Committee since August 1, 2001. He has been managing investments since joining T. Rowe Price in 1973.

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO




PORTFOLIO MANAGER

T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Substantial dividend income as well as long-term growth of capital

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

The Portfolio Manager typically employs a "value" approach in selecting investments. The Portfolio Manager's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Portfolio Manager generally looks for companies with the following:


   -   an established operating history;
   - above-average dividend yield relative to the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index");
   -   low price/earnings ratio relative to the S&P 500 Index;
   -   a sound balance sheet and other positive financial characteristics; and
   - low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.

While most of the Portfolio's assets will be invested in U.S. common stocks, it may also invest in other securities, including convertible securities, warrants, preferred stocks, foreign securities, debt securities, including high-yield debt securities and futures and options in keeping with its objectives. In pursuing its investment objective, the Portfolio Manager has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio Manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Funds, Inc. and Government Reserve Investment Funds, internally managed money market funds of T. Rowe Price.


The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.


PRINCIPAL RISKS


The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other circumstance that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK

The Portfolio's emphasis on stocks of established companies paying high dividends and its potential investments in fixed income securities may limit its potential for appreciation in a broad market advance. Such securities may also be hurt when interest rates rise sharply. Also, a company in which the Portfolio invests may reduce or eliminate its dividend.

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares, from year-to-year.

[CHART]


       ING T.ROWE PRICE EQUITY INCOME PORTFOLIO -- ANNUAL TOTAL RETURN*(1)



1994       -1.53
1995       18.58
1996        8.42
1997       17.09
1998        7.91
1999       -1.07
2000       12.58
2001        1.01
2002      -13.54
2003          __%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks.

                         AVERAGE ANNUAL TOTAL RETURN*(1)


                             1 YEAR       5 YEAR      10 YEAR
Class R Return                  %            %           %
Class S Return                  %            %           %
S&P 500 Index                   %            %           %


                                  BEST QUARTER

Quarter Ended

_____   _____%


                                  WORST QUARTER

Quarter Ended

_____   _____%

* Class R commenced operations on August 1, 2003 and therefore does not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year. The bar chart above reflects the returns of the Portfolio's Class S shares, which commenced operations on January 24, 1989, revised to reflect the higher expenses of Class R shares. The performance table reflects the returns of both Class S and Class R; the Class S returns are also revised to reflect the higher expenses of the Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


(1) T. Rowe Price has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to different portfolio managers.

MORE ON THE PORTFOLIO MANAGER


T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. As of December 31, 2003, the firm and its affiliates managed over $190 billion in assets. The address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202.


The Portfolio is managed by an Investment Advisory Committee. Brian Rogers, as Committee Chair, has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Rogers has been Chairman of the Committee since March 1999. He joined T. Rowe Price in 1982.

ING UBS U.S. BALANCED PORTFOLIO




PORTFOLIO MANAGER

UBS Global Asset Management (Americas) Inc. ("UBS")

INVESTMENT OBJECTIVE

Maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments


PRINCIPAL INVESTMENT STRATEGY

The Portfolio Manager allocates the Portfolio's assets among the following classes, or types of investments: stocks, bonds, and short-term money market debt obligations. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments that are not in the bond class.


The Portfolio Manager uses its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The Portfolio Manager may invest the Portfolio's assets in these classes by investing in other funds.

Within the equity portion of the Portfolio, the Portfolio Manager selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the Portfolio Manager's assessment of what a security is worth. The Portfolio Manager bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Portfolio Manager then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

In selecting fixed income securities, the Portfolio Manager uses an internally developed valuation model that quantifies return expectations for all major domestic bond markets. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Portfolio Manager considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will have an initial maturity of more than one year, and will generally be of investment-grade quality and possess a minimum rating of BBB by S&P or Baa by Moody's or, if unrated, determined to be of comparable quality by the Portfolio Manager.

The Portfolio Manager's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings. The Portfolio Manager manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risk.

The Portfolio Manager may, but is not required to, use various techniques, such as buying and selling futures contracts, swaps and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices, interest rates, or other factors that affect security values. If the Portfolio Manager's strategies do not work as intended, the Portfolio may not achieve its objective.

PORTFOLIO TURNOVER. The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                 ALLOCATION RISK
                                    CALL RISK
                                   CREDIT RISK

                                DERIVATIVES RISK

                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK

In response to market, economic, political or other conditions, the Portfolio Manager may temporarily use a different investment strategy for defensive purposes. If the Portfolio Manager does so, different factors could affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risk of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares, from year-to-year.

[CHART]

            ING UBS U.S. BALANCED PORTFOLIO-- ANNUAL TOTAL RETURN*(1)


2001       -6.87
2002      -15.12
2003          __%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Wilshire 5000 Index and the Lehman U.S. Aggregate Bond Index. The Wilshire 5000 Index is an unmanaged index comprised of all U.S. headquartered equity securities with readily available price data. Over 7,000 capitalization weighted security returns are used to adjust the index. The Lehman U.S. Aggregate Bond Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset backed securities with maturities of at least one year.

                         AVERAGE ANNUAL TOTAL RETURN*(1)


                                                      10/2/00
                                       1 YEAR       (INCEPTION)
Class S shares                            %              %
Wilshire 5000 Index                       %              %
Lehman U.S. Aggregate Bond Index          %              %
70% Wilshire 5000/30% Lehman Index        %              %


                                  BEST QUARTER

Quarter Ended

_______   %


                                  WORST QUARTER
Quarter Ended

_______   %

* Class R commenced operations in 2003 and therefore does not have performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations October 2, 2000, revised to reflect the higher expenses of Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


(1) UBS has managed the Portfolio since May 1, 2002. Performance prior to this date is attributable to a different portfolio manager.

MORE ON THE PORTFOLIO MANAGER


UBS is the Portfolio Manager. UBS is a registered investment adviser located at One North Wacker Drive, Chicago, Illinois 60606. As of December 31, 2003, UBS had approximately $39.3 billion in assets under management.

UBS is an indirect wholly-owned subsidiary of UBS AG and a member of the UBS Global Asset Management Division. UBS AG is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.


Investment decisions for the Portfolio are made by an investment management team at UBS.

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO




PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY


The Portfolio Manager seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of large-capitalization U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. The Portfolio invests primarily in companies with market capitalizations of $10 billion or more that the Portfolio Manager believes exhibit strong free cash flow and earnings growth. The Portfolio Manager emphasizes individual security selection. Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities (plus borrowings for investment purposes).

The Portfolio Manager focuses on companies that it believes to have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The Portfolio Manager studies company developments, including business strategy, management focus and financial results, to identify companies with earnings growth and business momentum. Valuation is viewed in the context of prospects for sustainable earnings growth and the potential for unexpected positive earnings in relation to consensus expectations. The Portfolio Manager generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.


When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risk of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares, from year-to-year.


[CHART]


         ING VAN KAMPEN EQUITY GROWTH PORTFOLIO -- ANNUAL TOTAL RETURN*



2003        ____%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks.

                          AVERAGE ANNUAL TOTAL RETURN*



                                      1 YEAR         05/01/02
Class R Returns                        ____%           ____%
Class S Returns                        ____%           ____%
S&P 500 Index                          ____%           ____%



BEST QUARTER

Quarter Ended
_____   _____%

WORST QUARTER

Quarter Ended
_____   _____%

* Class R shares had not commenced operations in 2003 and therefore do not have performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations May 1, 2002, revised to reflect the higher expenses of Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


MORE ON THE PORTFOLIO MANAGER


Morgan Stanley Investment Management Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Van Kampen," is a registered investment adviser, located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2003, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $421 billion.


The Portfolio is managed by Van Kampen's Large Cap Growth team. Current members of the team include William Auslander, Managing Director, and Jeffrey Alvino, Executive Director.

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO




PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY


The Portfolio Manager seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Portfolio may invest in securities of companies of any size. The Portfolio Manager emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests in at least 65% of its total assets securities of issuers from at least three different countries, which may include the United States.

The Portfolio Manager seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Portfolio Manager's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.


The Portfolio Manager relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Portfolio Manager believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Portfolio Manager generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.

The Portfolio may also invest in derivatives for hedging current and other risks for potential gains. Such derivatives may include forward contracts, futures contracts, options, swaps and structured notes. The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may fail to produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                  CURRENCY RISK

                                DERIVATIVES RISK

                              DIVERSIFICATION RISK

                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                           INDUSTRY CONCENTRATION RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK
                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual Class S shares' returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information about other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares, from year-to-year.


[CHART]


        ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO -- ANNUAL TOTAL RETURN*



2003        ____%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Morgan Stanley Capital International World Index(SM) ("MSCI World Index(SM)"). The MSCI World Index(SM) is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of April 2002, the MSCI World Index(SM) consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

                          AVERAGE ANNUAL TOTAL RETURN*



                                      1 YEAR         05/01/03
Class R Returns                        ____%           ____%
Class S Returns                        ____%           ____%
MSCI World Index                       ____%           ____%



BEST QUARTER

Quarter Ended
_____   _____%

WORST QUARTER

Quarter Ended
_____   _____%

* Class R shares had not commenced operations in 2003 and therefore do not have performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations October 2, 2000, revised to reflect the higher expenses of Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


MORE ON THE PORTFOLIO MANAGER


Morgan Stanley Investment Management Inc. ("MSIM Inc."), doing business in certain instances (including in its roles as Portfolio Manager to the Portfolio) under the name "Van Kampen," is a registered investment adviser, located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. MSIM Inc. has entered into a sub-portfolio management agreement with a MSIM Inc.-affiliated entity, Morgan Stanley Investment Limited ("MSIML") so that MSIM may utilize MSIML's services and delegate some of its portfolio management responsibilities to MSIML. As of December 31, 2003, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $421 billion._____


The Portfolio is managed by the Global Franchise team. Hassan Elmasry, Managing Director, and Paras Dodhia, Senior Associate, are current members of the team.

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO




PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Long-term growth of capital and income

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Portfolio Manager seeks to achieve the Portfolio's investment objective by investing primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated investment grade, which are securities rated within the four highest grades assigned by Standard & Poor's ("S&P") or by Moody's Investors Service, Inc. ("Moody's"). A more complete description of security ratings is contained in the Statement of Additional Information.

In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth of capital and income. Although the Portfolio may invest in companies of any size, the Portfolio Manager may focus on larger capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Portfolio Manager indicate that it is desirable to do so. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares, from year-to-year.

[CHART]


      ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO -- ANNUAL TOTAL RETURN*(1)



1994        0.24
1995       30.71
1996       20.30
1997       29.47
1998       13.78
1999       15.53
2000       -2.46
2001      -12.30
2002      -15.10
2003          __%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Russell 1000(R) Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Russell 1000(R) Index consists of the 1000 largest companies in the Russell 3000(R) Index.


                         AVERAGE ANNUAL TOTAL RETURN*(1)


                                      1 YEAR          5 YEAR        INCEPTION
Class R Return                         ____%           ____%          ____%
Class S Return                         ____%           ____%          ____%(2)
S&P 500 Index                          ____%           ____%          ____%(2)
Russell 1000(R) Index                  ____%           ____%          ____%(2)


                                  BEST QUARTER

Quarter Ended

_____   %


                                  WORST QUARTER

Quarter Ended

_____   %

* Class R shares commenced operations on August 1, 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year. The bar chart above reflects the returns of the Portfolio's Class S shares, which commenced operations on ___, revised to reflect the higher expenses of Class R shares. The performance table reflects the returns of both Class S and Class R; the Class S returns are also revised to reflect the higher expenses of the Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


(1) Van Kampen has managed the Portfolio since January 30, 2002. Performance prior to January 30, 2002 is attributable to a different portfolio manager.

(2)  Index return is for the period beginning October 1, 1993.

MORE ON THE PORTFOLIO MANAGER


Morgan Stanley Investment Management Inc. ("MSIM Inc."), doing business in certain instances (including in its roles as Portfolio Manager to the Portfolio) under the name "Van Kampen," is a registered investment adviser, located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2003, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $421 billion

The Portfolio is managed by Van Kampen's Equity Income team. Current members of the team include James A. Gilligan, Managing Director; Thomas Bastian, Vice President; Sergio Marcheli, Vice President; James O. Roeder, Executive Director; and Vicent Vizachero, Associate.

ING VAN KAMPEN REAL ESTATE  PORTFOLIO




PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Capital appreciation.  Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ").


The Portfolio Manager selects securities generally for long-term investment. The Portfolio invests the majority of its assets in companies in the United States real estate industry. A company is considered to be in the United States real estate industry if it meets the following tests: (1) a company is considered to be from the United States if its securities are traded on a recognized stock exchange in the United States, if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the United States or if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.


The Portfolio may invest more than 25% of its assets in any of the above sectors.

The Portfolio focuses on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions.

The Portfolio also may invest in:


   - equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry;
   - financial institutions which issue or service mortgages, not to exceed 25% of total assets;
   securities of companies unrelated to the real estate industry but which have significant real estate holdings believed to be undervalued;

high yield debt securities and convertible bonds, not to exceed 20% of total assets;
mortgage-and asset-backed securities; and covered options on securities and stock indexes.


The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:


                                DERIVATIVES RISK

                              DIVERSIFICATION RISK
                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                    REIT RISK
                                   SECTOR RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares, from year-to-year.

[CHART]

              ING VAN KAMPEN REAL ESTATE -- ANNUAL TOTAL RETURN*(1)


1993       16.92
1994        5.99
1995       16.24
1996       34.95
1997       22.44
1998      -13.80
1999       -4.16
2000       30.64
2001        7.79
2002       -0.15
2003          __%





The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Wilshire Real Estate Securities index. The Wilshire Real Estate Securities Index consists of real estate investment trusts (REITs) and real estate operating companies (REOCs).




                         AVERAGE ANNUAL TOTAL RETURN*(1)


                                     1 YEAR          5 YEAR        10 YEAR
Class S Return                        ____%           ____%          ____%
Wilshire Real Estate
  Securities Index                    ____%           ____%          ____%


                                  BEST QUARTER

Quarter Ended

_____   _____%


                                  WORST QUARTER

Quarter Ended

_____   _____%

* Class R shares had not commenced operations in 2003 and therefore do not have performance for 2003. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations January 24,

     1989, revised to reflect the higher expenses of Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(1) On December 17, 2001, Van Kampen became the Portfolio Manager of the Portfolio. Performance prior to December 17, 2001 is attributable to different portfolio managers.

MORE ON THE PORTFOLIO MANAGER


Morgan Stanley Investment Management Inc. ("MSIM Inc."), doing business in certain instances (including in its roles as Portfolio Manager to the Portfolio) under the name "Van Kampen," is a registered investment adviser, located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2003, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $421 billion

The Portfolio is managed by Van Kampen's Real Estate team. Current team members include Theodore R. Bigman, Managing Director, and Douglas A. Funke, Managing Director.

                           PORTFOLIO FEES AND EXPENSES


The table that follows shows the estimated operating expenses paid each year by a Portfolio. These expenses are based on the expenses paid by the Portfolios in the year 2003 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Other charges may apply at the separate account level. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.

                                     CLASS R
                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                                                            TOTAL       TOTAL NET
                            MANAGEMENT     SHAREHOLDER    DISTRIBUTION      OTHER          FEE        OPERATING
                                FEE        SERVICE FEE   (12b-1) FEE(2)   EXPENSES(3)     WAIVER       EXPENSES
                          -------------- --------------- -------------- --------------- ------------ --------------
ING AIM Mid Cap
Growth Portfolio                %             0.25%          0.50%            %            0.15%          %(4)

ING Alliance Mid Cap
Growth Portfolio                %             0.25%          0.50%            %            0.15%          %(4)

ING Capital Guardian
Large Cap Value
Portfolio                       %             0.25%          0.50%            %            0.15%          %(4)

ING Capital Guardian
Managed Global
Portfolio                       %             0.25%          0.50%            %            0.15%          %(4)

ING Capital Guardian
Small Cap Portfolio             %             0.25%          0.50%            %            0.15%          %(4)

ING Developing World
Portfolio                       %             0.25%          0.50%            %            0.15%          %

ING FMR(SM) Diversified
Mid Cap Portfolio               %             0.25%          0.50%            %            0.15%          %

ING Goldman Sachs
Internet Tollkeeper(SM)
Portfolio                       %             0.25%          0.50%            %            0.15%          %

ING Hard Assets
Portfolio                       %             0.25%          0.50%            %            0.15%          %

ING Jennison Equity
Opportunities Portfolio         %             0.25%          0.50%            %            0.15%          %(4)

ING Mercury Focus
Value Portfolio                 %             0.25%          0.50%            %(3)         0.15%          %

ING Mercury
Fundamental Growth
Portfolio                       %             0.25%          0.50%            %(3)         0.15%          %

ING Salomon Brothers
All Cap Portfolio               %             0.25%          0.50%            %           0.15%          %(4)

ING Salomon Brothers
Investors Portfolio             %             0.25%          0.50%            %           0.15%          %

ING T. Rowe Price
Capital Appreciation
Portfolio                       %             0.25%          0.50%            %           0.15%          %(4)

ING T. Rowe Price
Equity Income Portfolio         %             0.25%          0.50%            %           0.15%          %(4)

ING UBS U.S. Balanced           %             0.25%          0.50%            %           0.15%          %

ING Van Kampen Equity
Growth Portfolio                %             0.25%          0.50%            %           0.15%          %

ING Van Kampen Global
Franchise Portfolio             %             0.25%          0.50%            %           0.15%          %

ING Van Kampen Growth
and Income Portfolio            %             0.25%          0.50%            %           0.15%          %(4)

ING Van Kampen Real
Estate Portfolio                %             0.25%          0.50%            %           0.15%          %


     (1) This table shows the estimated operating expenses for Class R shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.


     (2) DSI has contractually agreed to waive 0.15% of the distribution fee for Class R shares of the Portfolios, so that the actual fee paid by a Portfolio is at an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will continue through at least ________. There is no guarantee that this waiver will continue after this date.


     (3) The Management Agreement between the Trust and its Manager, DSI ("Manager"), provides for a "bundled fee" arrangement, under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the Shareholder Service and Distribution Plan for the Class R shares, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.


     (4) A portion of the brokerage commissions that ING AIM Mid Cap, ING Alliance Mid Cap Growth, ING Capital Guardian Large Cap Value, ING Capital Guardian Managed Global, ING Capital Guardian Small Cap, ING Jennison Equity Opportunities, ING Salomon Brothers All Cap, ING T. Rowe Price Capital Appreciation, ING T. Rowe Price Equity Income and ING Van Kampen Growth and Income Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions, the "Total Operating Expenses" for each Portfolio for the year ended December 31, 2003 would have been ___%, ___%, ___%, ___%, ____%, ____%, ____%, ____%,
          ____%, ____%, respectively. This arrangement may be discontinued at any time.


EXAMPLE This Example is intended to help you compare the cost of investing in Class R of the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class R shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class R operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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
                                                                  1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                              -------------- --------------- --------------- ----------------
ING AIM Mid Cap Growth Portfolio                                     $              $               $                $
ING Alliance Mid Cap Growth Portfolio                                $              $               $                $
ING Capital Guardian Large Cap Value Portfolio                       $              $               $                $
ING Capital Guardian Managed Global Portfolio                        $              $               $                $
ING Capital Guardian Small Cap Portfolio                             $              $               $                $
ING Developing World Portfolio                                       $              $               $                $
ING FMR(SM) Diversified Mid Cap Portfolio                            $              $               $                $
ING Goldman Sachs Internet Tollkeeper(SM) Portfolio                  $              $               $                $
ING Hard Assets Portfolio                                            $              $               $                $
ING Jennison Equity Opportunities Portfolio                          $              $               $                $
ING Mercury Focus Value Portfolio                                    $              $               $                $
ING Mercury Fundamental Growth Portfolio                             $              $               $                $
ING Salomon Brothers All Cap Portfolio                               $              $               $                $
ING Salomon Brothers Investors Portfolio                             $              $               $                $
ING T. Rowe Price Capital Appreciation Portfolio                     $              $               $                $
ING T. Rowe Price Equity Income Portfolio                            $              $               $                $
ING UBS U.S. Balanced Portfolio                                      $              $               $                $
ING Van Kampen Equity Growth Portfolio                               $              $               $                $
ING Van Kampen Global Franchise Portfolio                            $              $               $                $
ING Van Kampen Growth and Income Portfolio                           $              $               $                $
ING Van Kampen Real Estate Portfolio                                 $              $               $                $



The Example numbers reflect the contractual fee waiver for the one-year period and the first year of the three-, five-, and ten-year periods.


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                           SUMMARY OF PRINCIPAL RISKS

THE VALUE OF YOUR INVESTMENTS IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS". THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTIONS OF THE PORTFOLIOS AND ARE DESCRIBED IN THIS SECTION. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENT MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ACTIVE OR FREQUENT TRADING RISK. A Portfolio may engage in active and frequent trading. Frequent trading increases transaction costs, which may generate expenses and could detract from a Portfolio's performance.

ALLOCATION RISK. A Portfolio will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by a Portfolio Manager. A Portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

BORROWING AND LEVERAGE RISK. Each Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. Forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

CONVERTIBLE SECURITIES RISK. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security a Portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's asset..

DEBT SECURITIES RISK. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than market price of shorter term securities.


DERIVATIVES RISK. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Portfolio Manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. A Portfolio subject to diversification risk may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (1940 Act). This means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.


EMERGING MARKETS RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. The market may not favor growth-oriented stocks or may not favor equities at all.

HARD ASSET RISK. The production and marketing of hard assets (commodities) may be affected by actions and changes in governments. Securities of hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs.

HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgement.

INCOME RISK. A Portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

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

INDUSTRY CONCENTRATION RISK. When a Portfolio invests primarily in securities of companies in a particular market sector, the Portfolio may be subject to greater risks and market fluctuations than other portfolios that are more diversified by market sector.

INTEREST RATE RISK. The prices of debt securities generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

INTERNET RISK. The risk that the stock prices of Internet and Internet-related companies will experience significant price movements as a result of intense worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.


INVESTMENT BY FUND OF FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund of funds. From time to time, the Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds of funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser or Portfolio Manager will monitor transactions by the funds of funds and will attempt to minimize any adverse effects on the Portfolio and funds of funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.


IPO RISK. Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on a Portfolio during the start-up phase when the Portfolio's asset base is relatively small. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A Portfolio Manager will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective, and a Portfolio Manager could do a poor job in executing an investment strategy. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

MATURITY RISK. Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

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

OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter
(OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

To the extent that a portfolio invests significantly in one geographic region or country, a portfolio may be more sensitive to economic and other factors in that geographic region or country than a more geographically diversified fund.

PRICE VOLATILITY RISK. The value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Portfolio invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Portfolio a higher risk of price volatility than a Portfolio that emphasizes other styles, such as value-oriented style.

REIT RISK. Investing in Real Estate Investment Trusts or "REITs" may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including, terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

RESTRICTED AND ILLIQUID SECURITIES RISK. The Portfolios may invest in restricted and illiquid securities. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Portfolio Manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

SECTOR RISK. A sector is a group of selected industries, such as technology. A Portfolio may, at times, invest significant assets in securities of issuers in one or more market sectors, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a portfolio than it would on a Portfolio that has securities representing a broader range of investments.

SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio.

SHORT SALES RISK. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Portfolio Manager believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.

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SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly.

SOVEREIGN DEBT RISK. Sovereign debt securities are issued or guaranteed by foreign government entities. Investments in sovereign debt securities are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

UNDERVALUED SECURITIES RISK. Prices of securities react to the economic condition of the company that issued the security. A Portfolio's equity investments in an issuer may rise or fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. A Portfolio Manager invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

VALUE INVESTING RISK. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented stocks and may not favor equities at all.

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                                MORE INFORMATION

PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Portfolio in this Prospectus, unless specifically noted under a Portfolio's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified Portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategy, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or Statement of Additional Information. This means they may not be modified or changed without a vote of the shareholders.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

The Statement of Additional Information is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website http://www.sec.gov.


NON-FUNDAMENTAL INVESTMENT POLICIES


Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the Statement of Additional Information.

TEMPORARY DEFENSIVE  POSITIONS


A Portfolio Manager may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Portfolio Manager believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash items, debt securities that are high quality or higher than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a Portfolio may engage, unless specifically noted under a Portfolio's principal investment strategy, are identified and discussed, together with their risks, in the Statement of Additional Information.


INDEPENDENT AUDITORS

KPMG, LLP, located at 99 High Street, Boston, MA 02110.

ADMINISTRATIVE SERVICES

In addition to advisory services, DSI provides administrative and other services necessary for the ordinary operation of the Portfolios. DSI procures and pays for the .services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. DSI also ensures that the Portfolios operate in compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a Portfolio, interest on borrowing, fees and expenses of the independent trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.


The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Portfolio Managers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out

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of its management fee, pays many of the ordinary expenses for each Portfolio, including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.


DSI has entered into a Sub-Administration Agreement with ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSI, under which ING Funds Services will provide the Portfolios with certain administrative services. The administrative services performed by ING Funds Services on behalf of DSI include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the Portfolios operate in compliance with applicable legal requirements and monitoring the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

PORTFOLIO DISTRIBUTION

DSI is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

SHAREHOLDER SERVICES AND DISTRIBUTION PLAN

The Trust has entered into a Shareholder Service and Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the Portfolios to pay marketing and other fees to support the sale and distribution of the Class R shares of the Portfolios and for shareholder services provided by securities dealers (including DSI) and other financial intermediaries and plan administrators ("financial service firms") The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of the Portfolios (a 0.25% distribution fee and at 0.50% shareholder service fee). Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.

SERVICES BY FINANCIAL SERVICE FIRMS

Financial service firms may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by Qualified Plan accounts and their plan participants, including, without limitation, transfers of registration and dividend payee changes. Financial service firms also may perform other functions, including generating confirmation statements, and may arrange with plan administrators for other investment or administrative services. Financial service firms may independently establish and charge Qualified Plans and plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, Qualified Plans may charge plan participants for certain expenses. A firm or a Qualified Plan may be paid for its services directly by the Portfolios or DSI. These fees and additional amounts could reduce an investment return in Class R shares of the Portfolios. Financial service firms and Qualified Plans may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services.


CLASSES OF SHARES

The Portfolio's shares are classified into Adviser Class (Class A), Institutional Class (Class I), Service Class (Class S), and Retirement Class (Class R). The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class R shares are offered by this Prospectus. Class R shares are not subject to any sales loads.


INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE


Each Portfolio is available to serve as an investment option offered through variable annuity contracts and variable life contracts available to Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by

CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS

the Internal Revenue Service. The Portfolios currently do not foresee any disadvantages to investors if the Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of variable annuity contracts, variable life insurance policies, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts form the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.


                         OVERALL MANAGEMENT OF THE TRUST

THE ADVISER


Directed Services, Inc. ("DSI"), a New York corporation, is the adviser to the Trust. As of December 31, 2003, DSI managed approximately $13 billion in registered investment company assets. DSI is registered with the U.S. Securities and Exchange Commission ("SEC") as an investment adviser and as a broker-dealer.

DSI, subject to the supervision of the Board of Trustees of the Trust (the "Board"), acts as a "manager-of-managers" for the Trust. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, DSI delegates to each Portfolio Manager the responsibility for investment management, subject to DSI's oversight. DSI monitors the investment activities of the Portfolio Managers. From time to time, DSI also recommends the appointment of additional or replacement Portfolio Managers to the Board of the Trust. On May 24, 2002, the Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board, to replace an existing Portfolio Manager with a non-affiliated Portfolio Manager for the Portfolios, as well as change the terms of a contract with a non-affiliated Portfolio Manager without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a Portfolio Manager of a Portfolio. In this event, the name of the Portfolio and its investment strategies may also change.


DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios.


MANAGEMENT FEE


The Trust pays DSI a management fee, payable monthly, based on the average daily net assets of a Portfolio (or the combined net assets of two or more Portfolios).


The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:

                                                                FEE PAID TO ADVISER DURING 2003
PORTFOLIO                                                   (AS A PERCENTAGE OF AVERAGE NET ASSETS)+
----------------------------------------------------------------------------------------------------
  ING AIM Mid Cap Growth Portfolio                                           %
  ING Alliance Mid Cap Growth Portfolio                                      %
  ING Capital Guardian Large Cap Value Portfolio                             %
  ING Capital Guardian Managed Global Portfolio                              %
  ING Capital Guardian Small Cap Portfolio                                   %
  ING Developing World Portfolio                                             %
  ING FMR(SM) Diversified Mid Cap Portfolio                                  %
  ING Goldman Sachs Internet Tollkeeper(SM) Portfolio                        %
  ING Hard Assets Portfolio                                                  %
  ING Jennison Equity Opportunities Portfolio                                %
  ING Mercury Focus Value Portfolio                                          %
  ING Mercury Fundamental Growth Portfolio                                   %
  ING Salomon Brothers All Cap Portfolio                                     %
  ING Salomon Brothers Investors Portfolio                                   %
  ING T. Rowe Price Capital Appreciation Portfolio                           %
  ING T. Rowe Price Equity Income Portfolio                                  %
  ING UBS U.S. Balanced Portfolio                                            %
  ING Van Kampen Equity Growth Portfolio                                     %
  ING Van Kampen Global Franchise Portfolio                                  %
  ING Van Kampen Growth and Income Portfolio                                 %
  ING Van Kampen Real Estate Portfolio                                       %


  + DSI pays each Portfolio Manager a portfolio management fee for its services on a monthly basis.


  * DSI voluntarily waived -------% of the management fee for assets of Van Kampen Growth and Income Portfolio in excess of $_____ million through December 31, 2003.

                                   SHARE PRICE

The net asset value (NAV) per share for Class R shares of each Portfolio is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share is calculated by taking the value of the Portfolio's assets attributable to Class R, subtracting the Portfolio's liabilities attributable to Class R, and dividing by the number of shares of Class R that are outstanding. Because foreign securities may trade on days when the Portfolios do not price shares, the NAV of a Portfolio that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less at the time of purchase are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

                             TAXES AND DISTRIBUTIONS


The Portfolios distribute their net investment income, if any, on their outstanding shares annually. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by any Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio will reduce the per share net asset value by the per share amount paid.

The Portfolios intend to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.


                              FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand each of the Portfolio's financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the year ended December 31, 2003, the information has been audited by KPMG LLP, independent auditors, whose report, along with a Portfolio's financial statements, are included in the annual report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by other independent auditors.

Because the Class R shares of the ___ Portfolios had not commenced operations as of December 31, 2003 (the Portfolios' fiscal year end) audited financial highlights are not available, therefore the audited financial highlights for the Class S shares of these Portfolios are provided. Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.- Is this correct?

ING AIM MID CAP GROWTH PORTFOLIO



                                                             PERIOD       PERIOD
                                                             ENDED        ENDED
---------------------------------------------------------------------------------
                                                           12/31/03*#    12/31/02
---------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           ----------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment loss                                          (____)
Net realized and unrealized loss on investments              (____)
                                                           ----------------------
Total from investment operations                             (____)
                                                           ----------------------
Net asset value, end of year                                $_____
=================================================================================
Total return                                                 (____)%++
=================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $_____
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                  ______%+
   After directed brokerage reimbursement                   ______%+
Ratio of net investment loss to average net assets:
   Before directed brokerage reimbursement                   (____)%+
   After directed brokerage reimbursement                    (____)%+
Portfolio turnover rate                                     ______%
---------------------------------------------------------------------------------



     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING ALLIANCE MID CAP GROWTH PORTFOLIO



                                                             PERIOD       PERIOD
                                                             ENDED        ENDED
---------------------------------------------------------------------------------
                                                           12/31/03*#    12/31/02
---------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           ----------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss                                          (____)
Net realized and unrealized gain on investments
                                                           ----------------------
Total from investment operations
                                                           ----------------------
Net asset value, end of year                                $
=================================================================================
Total return                                                      %++
=================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                  ______%+
   After directed brokerage reimbursement                   ______%+
Ratio of net investment loss to average net assets:
   Before directed brokerage reimbursement                   (____)%+
   After directed brokerage reimbursement                    (____)%+
Portfolio turnover rate                                     ______%
---------------------------------------------------------------------------------



     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING CAPITAL GUARDIAN LARGE CAP VALUE PORTFOLIO



                                                             PERIOD       PERIOD
                                                             ENDED        ENDED
---------------------------------------------------------------------------------
                                                           12/31/03*#    12/31/02
---------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           ----------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
Net realized and unrealized gain on investments
     and foreign currencies
                                                           ----------------------
Total from investment operations
                                                           ----------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (____)
                                                           ----------------------
Net asset value, end of year                                $
=================================================================================
Total return                                                ______%++
=================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $_____
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                  ______%+
   After directed brokerage reimbursement                   ______%+
Ratio of net investment loss to average net assets:
   Before directed brokerage reimbursement                  ______%+
   After directed brokerage reimbursement                   ______%+
Portfolio turnover rate                                     ______%
---------------------------------------------------------------------------------



     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO



                                                             PERIOD       PERIOD
                                                             ENDED        ENDED
---------------------------------------------------------------------------------
                                                           12/31/03*#    12/31/02
---------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           ----------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss
Net realized and unrealized gain on investments
     and foreign currencies
                                                           ----------------------
Total from investment operations
                                                           ----------------------
Net asset value, end of year                                $
=================================================================================
Total return                                                      %++
=================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                  ______%+
   After directed brokerage reimbursement                   ______%+
Ratio of net investment loss to average net assets:
   Before directed brokerage reimbursement                  ______%+
   After directed brokerage reimbursement                   ______%+
Portfolio turnover rate                                     ______%
---------------------------------------------------------------------------------



     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
     (1)  Amount is less than 0.01.

ING CAPITAL GUARDIAN SMALL CAP PORTFOLIO



                                                             PERIOD       PERIOD
                                                             ENDED        ENDED
---------------------------------------------------------------------------------
                                                           12/31/03*#    12/31/02
---------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           ----------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income
Net realized and unrealized loss on investments              (____)
                                                           ----------------------
Total from investment operations                             (____)
                                                           ----------------------
LESS DISTRIBUTIONS:
Dividends from net investment income
                                                           ----------------------
Net asset value, end of year                                $
=================================================================================
Total return                                                      %++
=================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                  ______%+
   After directed brokerage reimbursement                   ______%+
Ratio of net investment income to average net assets:
   Before directed brokerage reimbursement                  ______%+
   After directed brokerage reimbursement                   ______%+
Portfolio turnover rate                                     ______%
---------------------------------------------------------------------------------



     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
     (1)  Amount is less than 0.01.

ING DEVELOPING WORLD PORTFOLIO



                                                             PERIOD       PERIOD
                                                             ENDED        ENDED
---------------------------------------------------------------------------------
                                                           12/31/03*#    12/31/02
---------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           ----------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment loss                                          (____)
Net realized and unrealized loss on investments
     and foreign currencies                                  (____)
                                                           ----------------------
Total from investment operations                             (____)
                                                           ----------------------
Net asset value, end of year                                $
=================================================================================
Total return                                                 (____)%++
=================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $
Ratio of operating expenses to average net assets           ______%+
Ratio of net investment loss to average net assets          ______%+
Portfolio turnover rate                                     ______%
---------------------------------------------------------------------------------



     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO



                                                             PERIOD       PERIOD
                                                             ENDED        ENDED
---------------------------------------------------------------------------------
                                                           12/31/03*#    12/31/02
---------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           ----------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income
Net realized and unrealized loss on investments              (____)
                                                           ----------------------
Total from investment operations                             (____)
                                                           ----------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (____)
                                                           ----------------------
Net asset value, end of year                                $
=================================================================================
Total return                                                 (____)%++
=================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $_____
Ratio of operating expenses to average net assets           ______%+
Ratio of net investment income to average net assets        ______%+
Portfolio turnover rate                                     ______%
---------------------------------------------------------------------------------



     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM) PORTFOLIO



                                                             PERIOD       PERIOD
                                                             ENDED        ENDED
---------------------------------------------------------------------------------
                                                           12/31/03*#    12/31/02
---------------------------------------------------------------------------------
Net asset value, beginning of year                          $_____
                                                           ----------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                          (____)
Net realized and unrealized gain on investments
                                                           ----------------------
Total from investment operations
                                                           ----------------------
Net asset value, end of year                                $
=================================================================================
Total return                                                ______%++
=================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $
Ratio of operating expenses to average net assets           ______ %+
Ratio of net investment loss to average net assets          ______ %+
Portfolio turnover rate                                     ______ %+
---------------------------------------------------------------------------------



     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING HARD ASSETS PORTFOLIO



                                                             PERIOD       PERIOD
                                                             ENDED        ENDED
---------------------------------------------------------------------------------
                                                           12/31/03*#    12/31/02
---------------------------------------------------------------------------------
Net asset value, beginning of year                          $_____
                                                           ----------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income                                       ______
Net realized and unrealized loss on investments
     and foreign currencies                                  (____)
                                                           ----------------------
Total from investment operations                             (____)
                                                           ----------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (____)
                                                           ----------------------
Net asset value, end of year                                $_____
=================================================================================
Total return                                                 (____)%++
=================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $
Ratio of operating expenses to average net assets           ______%+
Ratio of net investment income to average net assets        ______%+
Portfolio turnover rate                                     ______%
---------------------------------------------------------------------------------



     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO



                                                             PERIOD       PERIOD
                                                             ENDED        ENDED
---------------------------------------------------------------------------------
                                                           12/31/03*#    12/31/02
---------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           ----------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income
Net realized and unrealized loss on investments              (____)
                                                           ----------------------
Total from investment operations                             (____)
                                                           ----------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (____)(1)
                                                           ----------------------
Net asset value, end of year                                $_____
=================================================================================
Total return                                                 (____)%++
=================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $_____
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                  ______%+
   After directed brokerage reimbursement                   ______%+
Ratio of net investment income to average net assets:
   Before directed brokerage reimbursement
   After directed brokerage reimbursement
Portfolio turnover rate
---------------------------------------------------------------------------------



     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
     (1)  Amount is less than 0.01.

ING MERCURY FOCUS VALUE PORTFOLIO



                                                             PERIOD       PERIOD
                                                             ENDED        ENDED
---------------------------------------------------------------------------------
                                                           12/31/03*#    12/31/02
---------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           ----------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment loss                                          (____)
Net realized and unrealized gain on investments
                                                           ----------------------
Total from investment operations
                                                           ----------------------
Net asset value, end of year                                $
=================================================================================
Total return                                                      %++
=================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $
Ratio of operating expenses to average net assets           ______%+
Ratio of net investment loss to average net assets          ______%+
Portfolio turnover rate                                     ______%
---------------------------------------------------------------------------------



     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized

     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING MERCURY FUNDAMENTAL GROWTH PORTFOLIO



                                                             PERIOD       PERIOD
                                                             ENDED        ENDED
                                                           12/31/03*#    12/31/02
---------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           ----------------------
LOSS FROM INVESTMENT OPERATIONS:

Net investment loss                                          (____)
Net realized and unrealized loss on investments              (____)
                                                           ----------------------
Total from investment operations                             (____)
                                                           ----------------------
Net asset value, end of year                                $_____
=================================================================================
Total return                                                ______%++
=================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $______
Ratio of operating expenses to average net assets           ______%+
Ratio of net investment loss to average net assets          ______%+
Portfolio turnover rate                                     ______%
---------------------------------------------------------------------------------



     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING SALOMON BROTHERS ALL CAP PORTFOLIO



                                                             PERIOD       PERIOD
                                                             ENDED        ENDED
---------------------------------------------------------------------------------
                                                           12/31/03*#    12/31/02
---------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           ----------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income
Net realized and unrealized loss on investments              (____)
                                                           ----------------------
Total from investment operations                             (____)
                                                           ----------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (____)
                                                           ----------------------
Net asset value, end of year                                $
=================================================================================
Total return                                                      %++
=================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                        %+
   After directed brokerage reimbursement                         %+
Ratio of net investment income to average net assets:
   Before directed brokerage reimbursement                        %+
   After directed brokerage reimbursement                         %+
Portfolio turnover rate                                           %
---------------------------------------------------------------------------------



     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING SALOMON BROTHERS INVESTORS PORTFOLIO



                                                             PERIOD       PERIOD
                                                             ENDED        ENDED
---------------------------------------------------------------------------------
                                                           12/31/03*#    12/31/02
---------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           ----------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income
Net realized and unrealized loss on investments              (____)
                                                           ----------------------
Total from investment operations                             (____)
                                                           ----------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (____)
                                                           ----------------------
Net asset value, end of year                                $_____
=================================================================================
Total return                                                 (____)%++
=================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $
Ratio of operating expenses to average net assets                 %+
Ratio of net investment income to average net assets              %+
Portfolio turnover rate                                           %
---------------------------------------------------------------------------------



     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO



                                                             PERIOD       PERIOD
                                                             ENDED        ENDED
---------------------------------------------------------------------------------
                                                           12/31/03*#    12/31/02
---------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           ----------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income
Net realized and unrealized gain on investments
     and foreign currencies
                                                           ----------------------
Total from investment operations
                                                           ----------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (____)
Distributions from capital gains                             (____)
                                                           ----------------------
Total distributions                                          (____)
                                                           ----------------------
Net asset value, end of year                                $_____
=================================================================================
Total return                                                ______%++
=================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $_____
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                  ______%+
   After directed brokerage reimbursement                   ______%+
Ratio of net investment income to average net assets:
   Before directed brokerage reimbursement                  ______%+
   After directed brokerage reimbursement                   ______%+
Portfolio turnover rate                                     ______%
---------------------------------------------------------------------------------



     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO



                                                             PERIOD       PERIOD
                                                             ENDED        ENDED
---------------------------------------------------------------------------------
                                                           12/31/03*#    12/31/02
---------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           ----------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income                                       ______
Net realized and unrealized loss on investments              (____)
                                                           ----------------------
Total from investment operations                             (____)
                                                           ----------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (____)
Distributions from capital gains                             (____)
                                                           ----------------------
Total distributions                                          (____)
                                                           ----------------------
Net asset value, end of year                                $_____
=================================================================================
Total return                                                 (____)%++
=================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $_____
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                  ______%+
   After directed brokerage reimbursement                   ______%+
Ratio of net investment income to average net assets:
   Before directed brokerage reimbursement                  ______%+
   After directed brokerage reimbursement                   ______%+
Portfolio turnover rate                                     ______%
---------------------------------------------------------------------------------



     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING U.S. BALANCED PORTFOLIO



                                                             PERIOD
                                                             ENDED
----------------------------------------------------------------------
                                                           12/31/03*#
----------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           -----------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income                                       ______
Net realized and unrealized loss on investments              (____)
                                                           -----------
Total from investment operations                             (____)
                                                           -----------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (____)
Distributions from capital gains                             (____)
                                                           -----------
Total distributions                                          (____)
                                                           -----------
Net asset value, end of year                                $_____
======================================================================
Total return                                                 (____)%++
======================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $_____
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                  ______%+
   After directed brokerage reimbursement                   ______%+
Ratio of net investment income to average net assets:
   Before directed brokerage reimbursement                  ______%+
   After directed brokerage reimbursement                   ______%+
----------------------------------------------------------------------

Portfolio turnover rate                                     ______%
----------------------------------------------------------------------



     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO



                                                             PERIOD       PERIOD
                                                             ENDED        ENDED
---------------------------------------------------------------------------------
                                                           12/31/03*#    12/31/02
---------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           ----------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income
Net realized and unrealized loss on investments              (____)
                                                           ----------------------
Total from investment operations                             (____)
                                                           ----------------------
Net asset value, end of year                                $_____
=================================================================================
Total return                                                 (____)%++
=================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $_____
Ratio of operating expenses to average net assets           ______%+
Ratio of net investment income to average net assets        ______%+
Portfolio turnover rate                                     ______%
---------------------------------------------------------------------------------



     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO



                                                             PERIOD       PERIOD
                                                             ENDED        ENDED
---------------------------------------------------------------------------------
                                                           12/31/03*#    12/31/02
---------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           ----------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income
Net realized and unrealized loss on investments
  and foreign currencies                                     (____)
                                                           ----------------------
Total from investment operations                             (____)
                                                           ----------------------
Net asset value, end of year                                $_____
=================================================================================
Total return                                                ______%++
=================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $
Ratio of operating expenses to average net assets           ______%+
Ratio of net investment income to average net assets        ______%+
Portfolio turnover rate                                           %
---------------------------------------------------------------------------------



     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO



                                                             PERIOD       PERIOD
                                                             ENDED        ENDED
---------------------------------------------------------------------------------
                                                           12/31/03*#    12/31/02
---------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           ----------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income
Net realized and unrealized loss on investments              (____)
                                                           ----------------------
Total from investment operations                             (____)
                                                           ----------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (____)
                                                           ----------------------
Net asset value, end of year                                $
=================================================================================
Total return                                                      %++
=================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                        %+
   After directed brokerage reimbursement                         %+
Ratio of net investment income to average net assets:
   Before directed brokerage reimbursement                        %+
   After directed brokerage reimbursement                         %+
Portfolio turnover rate                                           %
---------------------------------------------------------------------------------



     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING VAN KAMPEN REAL ESTATE PORTFOLIO



                                                             PERIOD       PERIOD
                                                             ENDED        ENDED
---------------------------------------------------------------------------------
                                                           12/31/03*#    12/31/02
---------------------------------------------------------------------------------
Net asset value, beginning of year                          $
                                                           ----------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income
Net realized and unrealized loss on investments              (____)
                                                           ----------------------
Total from investment operations                             (____)
                                                           ----------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (____)
Distributions from capital gains                             (____)
                                                           ----------------------
Total distributions                                          (____)
                                                           ----------------------
Net asset value, end of year                                $_____
=================================================================================
Total return                                                 (____)%++
=================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                          $_____
Ratio of operating expenses to average net assets           ______%+
Ratio of net investment income to average net assets        ______%+
Portfolio turnover rate                                     ______%
---------------------------------------------------------------------------------



     *    Commenced operations on September 9, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

TO OBTAIN MORE INFORMATION


A Statement of Additional Information, dated May 1, 2004, has been filed with the Securities and Exchange Commission ("SEC"), and is made a part of this Prospectus by reference.

Additional information about the Portfolios' is available in the Portfolios' annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year.

To obtain a free copy of these documents or to make inquiries about the Portfolios, please write the Trust at 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258 or call (800) 366-0066.

Information about the ING Investor's Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the ING Investor's Trust are available on the EDGAR Database on the SEC's internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


ING INVESTORS TRUST
TRUSTEES

Paul S. Doherty

J. Michael Earley

R. Barbara Gitenstein

Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam

Blaine E. Rieke

John G. Turner

Roger B. Vincent

Richard A. Wedemeyer


[ING LOGO]


05/01/04                                                   SEC FILE NO. 811-5629

ING INVESTORS TRUST





PROSPECTUS

MAY 1, 2004

SERVICE CLASS

                                 MONEY MARKET FUND
                                 ING Liquid Assets Portfolio

                                 BOND FUNDS
                                 ING Limited Maturity Bond Portfolio
                                 ING PIMCO Core Bond Portfolio

                                 ING PIMCO High Yield Portfolio


                                 BALANCED FUNDS
                                 ING MFS   Total Return Portfolio

                                 STOCK FUNDS


                                 ING Eagle Asset Capital Appreciation Portfolio

                                 ING Janus Special Equity Portfolio

                                 ING JPMorgan Small Cap Equity Portfolio
                                 ING Legg Mason Value

                                 ING Marsico Growth Portfolio
                                 ING MFS Mid Cap Growth Portfolio
                                 ING MFS Research Portfolio


                                 INTERNATIONAL/GLOBAL FUNDS


                                 ING International Portfolio

                                 ING Julius Baer Foreign Portfolio



NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

                                                                      [ING LOGO]



THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT IS: NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR OBJECTIVE.

THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS





                                                                            PAGE
INTRODUCTION
ING Investors Trust
Investment Adviser
Portfolios and Portfolio Managers
Class of Shares
Investing through your Variable Contract or Qualified Plan
Why Reading this Prospectus is Important

DESCRIPTION OF THE PORTFOLIOS

    ING Eagle Asset Capital Appreciation
    ING International
    ING Janus Special Equity
    ING JPMorgan Small Cap Equity
    ING Julius Baer Foreign
    ING Legg Mason Value
    ING Limited Maturity Bond
    ING Liquid Assets
    ING Marsico Growth
    ING MFS Mid Cap Growth
    ING MFS Research
    ING MFS Total Return
    ING PIMCO Core Bond
    ING PIMCO High Yield

PORTFOLIO FEES AND EXPENSES
SUMMARY OF PRINCIPAL RISKS

MORE INFORMATION
    Percentage and Rating Limitation
    A Word about Portfolio Diversity
    Additional Information about the
       Portfolios
    Non-Fundamental Investment Policies
    Temporary Defensive Positions
    Independent Auditors

    Administrative Services
    Portfolio Distribution
    Classes of Shares
         Service Fees
    Interests of the Holders of Variable
       Insurance Contracts and Policies and
       Qualified Retirement
       Plans

OVERALL MANAGEMENT OF THE TRUST
    The Adviser
    Management Fee

SHARE PRICE
TAXES AND DISTRIBUTIONS
FINANCIAL HIGHLIGHTS
TO OBTAIN MORE INFORMATION                                                  Back
ING INVESTORS TRUST TRUSTEES                                                Back


  AN INVESTMENT IN ANY PORTFOLIO OF THE TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

                                  INTRODUCTION

ING INVESTORS  TRUST


ING Investors Trust (the "Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (referred to individually as a "Portfolio" and collectively, as the "Portfolios"). Not all of the Portfolios are offered in this prospectus ("Prospectus").


INVESTMENT ADVISER


Directed Services, Inc. ("DSI" or the "Adviser") is the investment adviser of each Portfolio, and each Portfolio has a sub-adviser referred to herein as a "Portfolio Manager". DSI is a wholly owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management.


PORTFOLIOS AND PORTFOLIO MANAGERS


ING Eagle Asset Capital Appreciation Portfolio -- Eagle Asset Management, Inc. ING International Portfolio - Aeltus Investment Management, Inc.
ING Legg Mason Value Portfolio - Legg Mason Funds Management, Inc.

ING Janus Special Equity Portfolio -- Janus Capital Management LLC


ING JPMorgan Small Cap Equity Portfolio -- J.P. Morgan Investment Management
Inc.
ING Julius Baer Foreign Portfolio - Julius Baer Investment Management Inc. ING Limited Maturity Bond Portfolio - Aeltus Investment Management, Inc.
ING Liquid Assets Portfolio -- Aeltus Investment Management, Inc.

ING Marsico Growth Portfolio -- Marsico Capital Management, LLC
ING MFS Mid Cap Growth Portfolio -- Massachusetts Financial Services Company ING MFS Research Portfolio -- Massachusetts Financial Services Company
ING MFS Total Return Portfolio -- Massachusetts Financial Services Company ING PIMCO Core Bond Portfolio -- Pacific Investment Management Company LLC

ING PIMCO High Yield Portfolio - Pacific Investment Management Company LLC


CLASS OF SHARES


Pursuant to a multiple class plan (the "Plan"), each Portfolio (except ING Liquid Assets Portfolio) offers four classes of shares. This Prospectus relates only to the Service Class (Class S) shares. For more information about Class S shares, please refer to the section of this Prospectus entitled "Classes of Shares."


INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN


Shares of the Portfolios of the Trust may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates. Class S shares may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.


WHY READING THIS PROSPECTUS IS IMPORTANT


This Prospectus explains the investment objective, strategy and risks of each of the Portfolios of the Trust offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

                          DESCRIPTION OF THE PORTFOLIOS


ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(FORMERLY, ING EAGLE ASSET VALUE EQUITY PORTFOLIO)


PORTFOLIO MANAGER

Eagle Asset Management, Inc. ("Eagle Asset")

INVESTMENT OBJECTIVE

Capital appreciation.  Dividend income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price. The equity securities in which the Portfolio invests include, common stocks, securities convertible into common stocks, options on equities and rights and warrants. The principal strategies used to select the investments include:


Eagle Asset picks stocks from the 500 largest names in the Russell 1000 Index (by market capitalization). It focuses on securities with solid fundamentals, predictable growth and reasonable valuations relative to their peers. Unpredictable businesses, high multiple stocks, companies with unproven business models and businesses with competitive advantage(s) are typically eliminated from consideration. This initial screening leaves a universe of about 150 above-average growth, predictable businesses that are the focus of an intense research process.

The team then develops an earnings model for each company in the resulting universe with each Co-Portfolio Manger responsible for their stocks in his/her sector of expertise. The research process concentrates on determining sustainable long-term growth prospects. Finally, the team uses a quantitative relative valuation model to rank each stock based on the five year expected growth rate and relative valuation, and seeks to hold those stocks with the highest potential return.





The Portfolio may invest up to 25% of its total assets in foreign issuers. The Portfolio may write covered put and call options and may purchase protective puts. It may also purchase uncovered puts and calls that expose up to 55% of the Portfolio's total assets, and may enter into financial futures contracts and options thereon and currency hedging transactions.


PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                DERIVATIVES RISK


                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]


          ING EAGLE ASSET CAPITAL APPRECIATION -- ANNUAL TOTAL RETURN*


1995                        35.21%
1996                        10.62%
1997                        27.28%
1998                         1.55%
1999                         0.51%
2000                         8.77%
2001                        -4.43%
2002                       -17.05%
2003                           __%





The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), the Russell 1000(R) Index, and the Russell 1000(R) Value Index. The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. The Russell 1000(R) Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Portfolio Manager has determined that the Russell 1000(R) Index is the more appropriate index to use as an additional comparative index than the Russell 1000(R) Index since it more closely reflects the performance of the securities in which the Portfolio invests. In the future, the S&P 500 Index and the Russell 1000(R) Index will be the Portfolio's only comparative index.


                          AVERAGE ANNUAL TOTAL RETURN*


                                                            1/3/95
                                   1 YEAR     5 YEAR      (INCEPTION)
Class S Return                      ____%      ____%         ____%
S&P 500 Index                       ____%      ____%         ____%(1)
Russell 1000(R)Index                ____%      ____%         ____%(1)
Russell 1000(R)Value Index          ____%      ____%         ____%(1)


                                  BEST QUARTER


Quarter Ended
____    ____%


                                  WORST QUARTER


Quarter Ended
____    ____%


* The performance information presented above is for December 31 of each year.

(1)  Index return is for the period beginning January 1, 1995.

MORE ON THE PORTFOLIO MANAGER


Eagle Asset has managed the Portfolio since its inception. Eagle Asset is in the business of managing institutional client accounts and individual accounts on a discretionary basis. Eagle Asset is a subsidiary of Raymond James Financial, Inc., a publicly traded company whose shares are listed on the New York Stock Exchange. As of December 31, 2003, Eagle Asset had approximately $8.15 billion in client assets under management. The address of Eagle Asset is 880 Carillon Parkway, St. Petersburg, Florida 33716.

Eagle Asset's Conservative Large Cap Equity team is responsible for the day-to-day investment decisions of the Portfolio. This team consists of the following four Co-Portfolio Managers:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ----------------------------------------
Richard Skeppstrom            Mr. Skeppstrom is a Managing Director
                              and joined Eagle Asset in April 2001 after serving
                              as Senior Portfolio Manager for Evergreen
                              Investment Management's large cap core program for
                              six years.

John Jordan II                Mr. Jordan joined Eagle Asset in April
                              2001 after serving as Co-Portfolio Manager of
                              Evergreen Investment Management's large cap core
                              program for two years.

Craig Dauer                   Mr. Dauer joined Eagle Asset in April 2001 after
                              serving as Co-Portfolio Manager of Evergreen
                              Investment Management's large cap core program for
                              two years.

Robert Marshall               Mr. Marshall joined Eagle Asset in September 2002
                              after serving as Director/Senior Vice President of
                              equity research at Wachovia Securities for seven
                              years.

ING INTERNATIONAL PORTFOLIO




PORTFOLIO MANAGER


Aeltus Investment Management, Inc. ("ING Aeltus")


INVESTMENT OBJECTIVE

Long-term growth of capital

MORE ON THE PORTFOLIO MANAGER


Under normal conditions, the Portfolio invests at least 80% of its net assets and borrowings for investment purposes in equity securities of issuers located in countries outside the United States. The term equity securities may include common and preferred stocks, warrants, and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Portfolio Manager believes they present attractive investment opportunities. The Portfolio also may invest up to 20% of its assets in securities of U.S. issuers, including investment-grade debt securities.


The Portfolio Manager primarily uses "bottom-up" fundamental analysis to identify stocks that it believes offer good value relative to their peers in the same industry, sector or region. The Portfolio Manager also uses "top-down" analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Portfolio Manager focuses on various factors, including valuation of the companies, catalysts to stock price appreciation, and quality of management and financial measures, especially cash flow and the cash flow return on capital.

The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in small- and medium-sized companies.

The Portfolio Manager will invest at least 65% of the Portfolio in assets of companies which, based upon a fundamental analysis of a company's earning prospects, it believes will experience faster earnings per share growth than that of other companies located in one or more of the same market, sector, or industry.

The Portfolio may invest in debt securities and in derivatives, including options and futures contracts, options on futures and forward contracts. The Portfolio may also engage in forward foreign currency contracts, and interest rate futures contracts.

The Portfolio may lend up to 33 1/3% of its total assets.

When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                    CALL RISK
                              DEBT SECURITIES RISK


                                DERIVATIVES RISK

                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK

                               INTEREST RATE RISK

                                 LIQUIDITY RISK
                                  MANAGER RISK

                             MARKET AND COMPANY RISK
                               MARKET TRENDS RISK
                                  MATURITY RISK
                              MID-CAP COMPANY RISK


                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]


                  ING INTERNATIONAL -- ANNUAL TOTAL RETURN*(1)


2002                          -16.15%
2003                              __%





The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE Index"). The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. It is not possible to invest directly in the index.

                         AVERAGE ANNUAL TOTAL RETURN*


                                                        12/17/01
                                              1 YEAR   (INCEPTION)
Class S Return                                 ____%      ____%
MSCI EAFE Index                                ____%      ____%(2)


                                  BEST QUARTER


Quarter Ended
____    ____%


                                  WORST QUARTER


Quarter Ended
____    ____%

* The performance information presented above is for December 31 of each year.

(1) ING Aeltus has managed the Portfolio since September 2, 2003. Prior to September 2, 2003, ING Investments, LLC managed the Portfolio.

(2)  Index Return is for the period beginning January 1, 2002.


MORE ON THE PORTFOLIO MANAGER


Prior to September 2, 2003, ING Investments, LLC served as the Portfolio Manager to the Portfolio. Since September 2, 2003, Aeltus Investment Management, Inc. ("ING Aeltus"), a Connecticut corporation, serves as the Portfolio Manager to the Portfolio. ING Aeltus also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep, N.V. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2003, ING Aeltus managed over $53.8 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

The following persons at ING Investments are primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
Richard                       T. Saler Senior Vice President and Director of
                              International Equity Investment Strategy of ING
                              Aeltus. From 1986 until July 2000, Mr. Saler was
                              Senior Vice President and Director of
                              International Equity Strategy at Lexington
                              Management Corporation ("Lexington"), which was
                              acquired by ING Investments' parent company in
                              July 2000.

Phillip                       A. Schwartz Senior Vice President and Director of
                              International Equity Investment Strategy of ING
                              Aeltus. Prior to joining ING's asset management operations in July 2000, Mr. Schwartz was Senior
                              Vice President and Director of International
                              Equity Investment Strategy at Lexington, which was acquired by ING Investments' parent company in July 2000. Prior to 1993, Mr. Schwartz was a Vice
                              President of European Research Sales with
                              Cheuvreaux de Virieu in Paris and New York.

ING JANUS SPECIAL EQUITY PORTFOLIO




PORTFOLIO MANAGER

Janus Capital Management LLC ("Janus Capital")

INVESTMENT OBJECTIVE

Capital appreciation

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The Portfolio Manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The Portfolio Manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

The Portfolio Manager applies a "bottom up" approach in choosing investments. In other words, the Portfolio Manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The Portfolio Manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Portfolio Manager chooses investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

The Portfolio is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified portfolio. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

The Portfolio may also invest in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets), high-yield bonds (up to 20%) of any quality, index/structured securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return, securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%) and from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.

CASH AND CASH EQUIVALENTS. When the Portfolio Manager believes that market conditions are unfavorable for profitable investing or when it is otherwise unable to locate attractive investment opportunities for the Portfolio, the Portfolio's cash or similar investments may increase. The Portfolio Manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds. Cash equivalent investments may include a money market fund managed by the Portfolio Manager.

PORTFOLIO TURNOVER . The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover rates are generally not a factor in making buy and sell decisions.


PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:


                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                             FOREIGN INVESTMENT RISK

                                 HIGH YIELD RISK

                               INTEREST RATE RISK
                                 LIQUIDITY RISK

                                   MANAGERRISK

                             MARKET AND COMPANY RISK
                                  MATURITY RISK
                                   SECTOR RISK
                               SMALL COMPANY RISK
                             SPECIAL SITUATIONS RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

                 ING JANUS SPECIAL EQUITY - ANNUAL TOTAL RETURN*

2001                           -5.03%
2002                          -25.95%
2003                              __%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is an unmanaged index comprised of 500 U.S. stocks.

                          AVERAGE ANNUAL TOTAL RETURN*



                                                    10/2/00
                                   1 YEAR         (INCEPTION)
Class S Return                      ____%           ____%
S&P 500 Index                       ____%           ____%(1)


                                  BEST QUARTER


Quarter Ended
____    ____%


                                  WORST QUARTER


Quarter Ended
____    ____%

* The performance information presented above is for December 31 of each year.

(1)  Index return is for the period beginning October 1, 2000.

MORE ON THE PORTFOLIO MANAGER


Janus Capital Management and its predecessor firm ("Janus Capital") have managed the Portfolio since its inception. Janus Capital has been an investment adviser since 1969, and provides advisory services to managed accounts and investment companies. As of December 31, 2003, Janus Capital managed approximately $151.5 billion in assets. The address of Janus Capital is 151 Detroit, Denver, Colorado 80206.

Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCG") and owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation. JCG is a publicly traded company with principal operations in financial asset management businesses.


The following person at Janus Capital is primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
David C. Decker               Vice President and portfolio manager of the
                              Portfolio since its inception.

                              Mr. Decker joined Janus Capital in 1992 and has managed various other mutual funds and private accounts since that time. Mr. Decker holds a Master's of Business Administration degree in Finance from the Fuqua School of Business at Duke
                              University and a Bachelor of Arts degree in Economics and Political Science from Tufts
                              University. Mr. Decker has earned the right to use the Chartered Financial Analyst designation.

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO




PORTFOLIO MANAGER


J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE

Capital growth over the long term

PRINCIPAL INVESTMENT STRATEGY


Under normal market conditions, the Portfolio invests at least 80% of its total assets in equity securities of small-cap companies. Small-cap companies are companies with market capitalization equal to those within a universe of the S&P SmallCap 600 Index stocks. Market capitalization is the total market value of a company's shares.


The Portfolio focuses on companies with high quality management, a leading or dominant position in a major product line, new or innovative products, services or processes, a strong financial position and a relatively high rate of return of invested capital available for financing future growth without borrowing extensively from outside sources.

The Portfolio Manager uses a disciplined stock selection process, which focuses on identifying attractively valued companies with positive business fundamentals. The Portfolio combines growth and value investing.

The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The Portfolio may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

The Portfolio's equity holdings may include real estate investment trusts ("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income or gain.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

The Portfolio is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified portfolio. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.


PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:


                           CONVERTIBLE SECURITIES RISK

                                DERIVATIVES RISK

                              DIVERSIFICATION RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                                    REIT RISK
                               SMALL COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.


[CHART]


         ING JPMORGAN SMALL CAP EQUITY PORTFOLIO - ANNUAL TOTAL RETURN*



2003                          __%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600 Index"). The S&P SmallCap 600 Index is an unmanaged market-value weighted index consisting of 600 domestic stocks, representing all major industries in the small-capitalization of the U.S. stock market..



                         AVERAGE ANNUAL TOTAL RETURN*(1)



                                               5/1/02
                                1 YEAR       INCEPTION
Class S Return                   ____%          ____%

S&P SmallCap 600 Index           ____%          ____%


                                  BEST QUARTER


Quarter Ended
____    ____%


                                  WORST QUARTER


Quarter Ended
____    ____%

* The performance information presented above is for December 31 of each year.


MORE ON THE PORTFOLIO MANAGER


J.P. Morgan Investment Management Inc. serves as the Portfolio Manager to the Portfolio. J.P. Morgan Investment Management Inc. is an indirect subsidiary of J.P. Morgan Chase & Co., a bank holding company. J.P. Morgan Investment Management Inc. also provides discretionary investment services to institutional clients and is located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2003, J.P. Morgan Investment Management Inc. and its affiliates had approximately $559 billion in assets under management.


The following persons at J.P. Morgan Investment Management Inc. are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Juliet Ellis                  Managing Director and Senior Portfolio Manager

                              Ms. Ellis has worked at J.P. Morgan Investment
                              Management Inc. since 1987 as an analyst and portfolio manager.

 Hal Clark                    Mr. Clark is a Vice President and portfolio
                              manager at J.P. Morgan Investment Management Inc.
                              An employee since 1999, Mr. Clark is responsible
                              for client communications and portfolio analysis.
                              From 2000 to 2001, he was a large-cap analyst
                              covering the healthcare, software, and consumer
                              sectors. Prior to this, Mr. Clark was an
                              investment banking associate (1999) and an
                              investment banking MBA intern (1998).

ING JULIUS BAER FOREIGN PORTFOLIO
(FORMERLY, ING JPMORGAN FLEMING INTERNATIONAL ENHANCED EAFE PORTFOLIO)

PORTFOLIO MANAGER

Julius Baer Investment Management Inc.

INVESTMENT OBJECTIVE

Seeks long-term growth of capital

PRINCIPAL INVESTMENT STRATEGY

Under normal conditions, the Portfolio invests in a wide variety of international equity securities issued throughout the world, normally excluding the United States. The Portfolio normally invests at least 80% of its assets in equity securities tied economically to countries outside the United States. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The equity securities in which the Portfolio may invest include common stock, convertible securities, rights, warrants, and exchange traded funds.

In selecting investments for the Portfolio, the Portfolio Manager focuses on securities located in at least five different foreign countries, although the Portfolio may at times invest all of its assets in fewer than five countries.

The Portfolio Manager manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in "growth" or "value" securities. The Portfolio Manager chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Portfolio Manager considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The Portfolio invests primarily in securities of larger companies, but the Portfolio may also invest in small- and mid-sized companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.

The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as emerging markets. It presently does not anticipate investing more than 25% of its total assets in such securities. The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10%) high risk and high yield, non-investment grade instruments commonly known as junk bonds.

The Portfolio Manager may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities they believe are more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its net assets.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                            EXCHANGE TRADED FUND RISK
                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                                 LIQUIDITY RISK
                             MARKET AND COMPANY RISK
                              PRICE VOLATILITY RISK
                             SECURITIES LENDING RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

          ING JULIUS BAER FOREIGN PORTFOLIO - ANNUAL TOTAL RETURN*(1)


[CHART]


2003                          __%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE Index"). The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. It is not possible to invest directly in the index.

                         AVERAGE ANNUAL TOTAL RETURN*(1)



                                             5/1/02
                             1 YEAR        (INCEPTION)
Class S Return                ____%          ____%
MSCI EAFE Index               ____%          ____%



                                  BEST QUARTER

Quarter Ended
____    ____%

                                  WORST QUARTER

Quarter Ended
____    ____%

* The performance information presented above is for December 31 of each year.

(1) Julius Baer Investment Management Inc. has managed the Portfolio since September 2, 2003. J.P. Morgan Investment Management Inc. managed the Portfolio from May 1, 2002 until September 1, 2003.

MORE ON THE PORTFOLIO MANAGER

Julius Baer Investment Management Inc. (JBIM) serves as the Portfolio Manager to the Portfolio. JBIM is a registered investment adviser wholly owned by Julius Baer Securities, which in turn is wholly owned by Julius Baer Holding AG. JBIM specializes in the management of international and global equities, fixed income securities and alternative investments. As of December 31, 2003, JBIM managed over $12.79 billion in assets. JBIM is located at 330 Madison Avenue, New York, New York 10017.

The following persons at JBIM are primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Rudolph-Riad                  Younes, CFA Senior Vice President and Head of
                              International Equity; has been with the Julius
                              Baer organization since September 1993.

Richard                       Pell Senior Vice President and Chief Investment
                              Officer; has been with the Julius Baer
                              organization since January 1995.

ING LEGG MASON VALUE PORTFOLIO
(FORMERLY, ING JANUS GROWTH AND INCOME PORTFOLIO)

PORTFOLIO MANAGER

Legg Mason Funds Management, Inc. ("Legg Mason")

INVESTMENT OBJECTIVE

Long-term growth of capital

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities that, in the Portfolio Manger's opinion, offer the potential for capital growth. The Portfolio Manager follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the manger's assessment of their intrinsic value. Intrinsic value, according to the Portfolio Manager, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, changes in government policy or geopolitical dynamics, and more. It should be noted that in this description of the criteria for selecting securities the word "value" is used in its natural sense rather than in the context often seen in current industry literature of "value" and "growth". Thus the adviser may invest in securities which some analysts consider to be "value stocks" or "growth stocks." The manager takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. The Portfolio generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The Portfolio Manager may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the manager to offer the potential for long-term growth of capital, when an investment opportunity arises that the manager believes is more compelling, or to realize gains or limit potential losses.

The Portfolio may also invest in debt securities of companies having one or more of the above characteristics. The Portfolio may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as "JUNK BONDS."

For temporary defensive purposes, or when cash is temporarily available, the Portfolio may invest without limit in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Portfolio invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                    CALL RISK

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                             FOREIGN SECURITIES RISK
                              HIGH YIELD BOND RISK
                               INTEREST RATE RISK
                                INVESTMENT MODELS
                             MARKET AND COMPANY RISK
                                VALUE STYLE RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.


[CHART]


            ING LEGG MASON VALUE PORTFOLIO - ANNUAL TOTAL RETURN*(1)



2001                           -9.51%
2002                          -19.41%
2003                              __%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks.

                        AVERAGE ANNUAL TOTAL RETURNS*(1)



                                                         10/2/00
                                              1 YEAR    INCEPTION
Class S Return                                  ____%     ____%
S&P 500 Index                                   ____%     ____%(2)



                                  BEST QUARTER

Quarter Ended
____    ____%

                                  WORST QUARTER

Quarter Ended
____    ____%

* The performance information presented above is for December 31 of each year.

(1) Legg Mason Funds Management, Inc. has managed the Portfolio since May 3, 2004. Janus Capital Management LLC managed the Portfolio from September 9, 2002 through May 2, 2004.

(2)  Index return is for the period beginning October 1, 2000.


MORE ON THE PORTFOLIO MANAGER

Prior to May 3, 2004, Janus Capital Management LLC served as Portfolio Manager to the Portfolio. Since May 3, 2004, Legg Mason serves as the Portfolio's Portfolio Manager. Founded in 1982, Legg Mason is a wholly owned subsidiary of Legg Mason, Inc. and is a specialist in the management of U.S. large-cap equities.

As of December 31, 2003, Legg Mason managed approximately $35 billion in assets under management.

The following person at Legg Mason is primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Bill Miller                   Bill Miller is the portfolio manager and the CEO
                              of Legg Mason Funds Management, Inc. He joined
                              Legg Mason in 1981. Prior to joining Legg Mason,
                              he was Treasurer with the J.E. Baker Company, a
                              major manufacturer of products for the steel and
                              cement industries. Mr. Miller has a bachelor's
                              degree in economics from Washington & Lee
                              University, pursued graduate studies in philosophy
                              at John Hopkins University, and is a Chartered
                              Financial Analyst.

ING LIMITED MATURITY BOND PORTFOLIO




PORTFOLIO MANAGER


Aeltus Investment Management, Inc. ("ING Aeltus")


INVESTMENT OBJECTIVE

Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. These short-to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rising interest rates may be shortened to one year or less.




The Portfolio Manager utilizes the following decision making process to achieve the Portfolio's objectives:


- ACTIVE DURATION MANAGEMENT. The average duration of the Portfolio is actively managed relative to the benchmark's average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark;

- YIELD CURVE ANALYSIS. The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates;

- SECTOR SELECTION. Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Portfolio Manager may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities, etc.); and


- SECURITY SELECTION. The Portfolio Manager emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.

The Portfolio invests in non-government securities only if rated Baa3 or better by Moody's Investors Service, Inc. ("Moody's") or BBB- or better by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, the Portfolio Manager determines at the time of investment that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P (A-1+, A-1 or A-2), or determined to be of comparable quality by the Portfolio Manager. For a description of bond ratings, please refer to the Statement of Additional Information.


Various instruments are eligible for investment including, corporate securities, mortgage-backed securities, asset-backed securities, variable and floating rate securities, debt securities with special features such as puts, or maturity extension arrangements, U.S. treasury securities and U.S. government agency securities, money market securities such as commercial paper, certificates of deposit and bankers' acceptances, repurchase agreements and reverse repurchase agreements, U.S. dollar-denominated foreign securities, shares of other investment companies, futures contracts, options and options on futures contracts, which could be used for hedging the risk of interest rate changes, sovereign debt, (up to 10% of total assets) supranational organizations, real estate investment trusts (REITs), dollar rolls, credit-linked notes, structured securities, swaps, trust-preferred securities, forward currency contracts, options on foreign currencies, OTC options, Guaranteed Investment Contracts, zero-coupon & pay-in-kind bonds, stripped mortgage-backed securities, collateralized mortgage-obligations, GNMA certificates, and derivatives.

In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits.


The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes. The Portfolio may also lend its securities.


When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager uses may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                                    CALL RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                                  MORTGAGE RISK
                                    REIT RISK
                                   SECTOR RISK

                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

              ING LIMITED MATURITY BOND -- ANNUAL TOTAL RETURN *(1)

1993                          6.20%
1994                         -1.19%
1995                         11.72%
1996                          4.32%
1997                          6.67%
1998                          6.86%
1999                          1.13%
2000                          7.73%
2001                          8.84%
2002                          7.24%
2003                            __%






The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Lehman Government/Credit Bond 1-3 Year Index and the Lehman Brothers 1-5 Year U.S. Government Credit Bond Index. The Lehman Government/Credit Bond 1-3 Year Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one to three years, and the Lehman Government/Credit Bond 1-5 Year Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one to five years. The Lehman Government/Credit Bond 1-3 Year Index is intended to be the comparative index for the Portfolio. The change in the comparative index was made as the Lehman Government/Credit 1-3 Year Index is a better representation of the investment style of the Portfolio and more accurately reflects the expected performance of the Portfolio. In the future, it will be the only benchmark compared to the Portfolio.

                         AVERAGE ANNUAL TOTAL RETURN*(1)



                             1 YEAR         5 YEAR           10 YEAR
Class S Return                ____%          ____%            ____%
Lehman Government/
Credit Bond 1-3 Year Index    ____%          ____%            ____%
Lehman Government/
Credit Bond 1-5 Year Index    ____%          ____%            ____%



                                  BEST QUARTER

Quarter Ended
____    ____%

                                  WORST QUARTER

Quarter Ended
____    ____%

* The performance information presented above is for December 31 of each year.

(1) ING Aeltus has managed the Portfolio since September 2, 2003. ING Investment Management, LLC managed the Portfolio from January 2, 1998 through September 1, 2003. Performance prior to January 2, 1998 is attributable to different portfolio managers. The Portfolio commenced operations on January 24, 1989.


MORE ON THE PORTFOLIO MANAGER


Prior to September 2, 2003, ING Investment Management, LLC served as the Portfolio Manager to the Portfolio. Since September 2, 2003, Aeltus Investment Management, Inc. ("ING Aeltus"), a Connecticut corporation, serves as the Portfolio Manager to the Portfolio. ING Aeltus also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep, N.V. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2003, ING Aeltus managed over $53.8 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

The Portfolio is managed by a team of investment professionals led by Mr. James
B. Kauffman. Mr. Kauffman has been employed by ING's investment management operations since 1996 and has over 18 years of investment experience.

ING LIQUID ASSETS PORTFOLIO




PORTFOLIO MANAGER


Aeltus Investment Management, Inc. ("ING Aeltus")


INVESTMENT OBJECTIVE

High level of current income consistent with the preservation of capital and liquidity

PRINCIPAL INVESTMENT STRATEGY

The Portfolio Manager strives to maintain a stable $1 per share net asset value and its investment strategy focuses on safety of principal, liquidity and yield, in order of importance, to achieve this goal. The Portfolio Manager implements its strategy through a four-step investment process also designed to ensure adherence to regulatory requirements.

Step One:    The Portfolio Manager actively maintains a formal approved list of high quality companies

Step Two:    Securities of approved list issuers that meet maturity guidelines and are rated in one of the two highest ratings categories (or determined to be of comparable quality by the Portfolio Manager) are eligible for investment

Step Three:  Eligible securities are reviewed to ensure that an investment in such securities would not cause the Portfolio to exceed its diversification limits

Step Four:   The Portfolio Manager makes yield curve positioning decisions based on liquidity requirements, yield curve analysis and market expectations of future interest rates


Money market funds are highly regulated by Rule 2a-7 under the Investment Company Act of 1940, which sets forth specific maturity, quality and diversification guidelines. The Portfolio must adhere to procedures adopted by the Board of Trustees pursuant to Rule 2a-7 and to Rule 2a-7 itself. Some of these limitations include:


- QUALITY. At least 95% of the Portfolio's investments must be rated in the highest short-term ratings category (or determined to be of comparable quality by the Portfolio Manager) and the Portfolio Manager must make an independent determination that each investment represents minimal credit risk to the Portfolio;

- MATURITY. The average maturity of the Portfolio's securities may not exceed 90 days and the maturity of any individual security may not exceed 397 days; and


- DIVERSIFICATION. At the time of purchase, no more than 5% of total assets may be invested in the securities of a single issuer. In addition, no more than 10% of total assets may be subject to demand features or guarantees from a single institution. The 10% demand feature and guarantee restriction is applicable to 75% of total assets subject to certain exceptions.

The Portfolio may invest in U.S. dollar-denominated money market instruments including:


     -    U.S. Treasury and U.S. government agency securities;
     -    fully collateralized repurchase agreements;
     - bank obligations, including certificates of deposit, time deposits, and bankers' acceptances;
     -    commercial paper;
     -    asset-backed securities;
     - variable or floating rate securities, including variable rate demand obligations;
     -    short-term corporate debt securities other than commercial paper;
     -    U.S. dollar-denominated foreign securities;
     -    shares of other investment companies (not to exceed 10%); -
     -    credit-linked notes;
     -    reverse repurchase agreements;

     -    structured securities; and
     -    Guaranteed Investment Contracts.


Some of the securities purchased may be considered illiquid and thus subject to a restriction of 10% of total assets.

The Portfolio may lend up to 33 1/3% of its total assets. The Portfolio may also borrow up to 10% of its net assets (up to 25% to meet redemptions).

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                   CREDIT RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK

                             SECURITIES LENDING RISK


AN INVESTMENT IN THE LIQUID ASSETS PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO, AND THE PORTFOLIO MANAGER CANNOT ASSURE YOU THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE.


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

                  ING LIQUID ASSETS -- ANNUAL TOTAL RETURN*(1)

1993                          2.64%
1994                          3.70%
1995                          5.51%
1996                          5.01%
1997                          5.07%
1998                          5.13%
1999                          4.74%
2000                          6.05%
2001                          3.85%
2002                          1.43%
2003                            __%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the iMoneyNet First Tier Retail Index and the Merrill Lynch 3-Month U.S. Treasury Bill Index. The iMoneyNet First Tier Retail Index is an unmanaged index that includes the most broadly based money market funds and the Merrill Lynch 3-Month U.S. Treasury Bill Index is an index comprised of U.S. Treasury Bills with initial maturities of three months. The iMoneyNet First Tier Retail Index is intended to be the comparative index for the Portfolio. The change in the comparative index was implemented because the iMoneyNet First Tier Retail Index is a more suitable measure of the Portfolio's performance in that it will be used to compare the Portfolio against other money market funds in its peer group. In the future, it will be the only benchmark compared to the Portfolio.


[CHART]


                            AVERAGE ANNUAL RETURN*(1)



                                   1 YEAR     5 YEAR      10 YEAR
Class S Shares                      ____%      ____%         ____%
iMoneyNet First Tier
Retail Index                        ____%      ____%         ____%
Merrill Lynch 3-Month
U.S. Treasury Bill Index            ____%      ____%         ____%



                                  BEST QUARTER

Quarter Ended
____    ____%

                                  WORST QUARTER

Quarter Ended
____    ____%

* The performance information presented above is for December 31 of each year.

(1) ING Aeltus has managed the Portfolio since September 2, 2003. ING investment Management, LLC managed the Portfolio from January 2, 1998 through September 1, 2003. Performance prior to January 2, 1998 is attributable to different portfolio managers. The Portfolio commenced operations on January 24, 1989.

The Portfolio's 7-day yield as of December 31, 2003 was 0.62%. Call toll free 1-800-366-0066 for the Portfolio's current 7-day yield.


MORE ON THE PORTFOLIO MANAGER


Prior to September 2, 2003, ING Investment Management, LLC served as the Portfolio Manager the Portfolio. Since September 2, 2003, ING Aeltus, a Connecticut corporation, serves as the Portfolio Manager to the Portfolio. ING Aeltus also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep, N.V. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2003, ING Aeltus managed over $53.8 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

The Portfolio is managed by a team of four investment professionals led by Ms. Jennifer J. Thompson, CFA. Ms. Thompson has been employed by ING's investment management operations as a portfolio manager since 1998. From 1992 to 1998, Ms. Thompson was employed as an analyst at Fidelity Investments

ING MARSICO GROWTH PORTFOLIO




PORTFOLIO MANAGER

Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Capital appreciation

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.


Marsico's investment approach generally combines "top-down" analysis of economic and social trends with "bottom-up" stock selection. Top-down analysis takes into consideration macro-economic factors such as interest rates, inflation, the regulatory environment and the global competitive landscape, as well as the most attractive global investment opportunities, industry consolidation, and the sustainability of economic trends. As the result of the "top-down" analysis, the Portfolio Manager identifies sectors, industries, and companies which should benefit from the overall trends the Portfolio Manager has observed. Bottom-up analysis emphasizes investments in individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Portfolio Manger focuses on a number of different attributes, including the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., strong balance sheets, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; apparent commitment to shareholder interest; and reasonable valuations in the context of projected growth rates.


If the Portfolio Manager is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments. The Portfolio may also invest in:

  -  foreign securities (including in emerging or developing markets);
  -  forward foreign currency contracts, futures and options;
  -  debt securities;


  -  high-yield bonds (up to 35%) of any quality; and


  - from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.

When the Portfolio Manager believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual--they represent the assets that remain after the Portfolio Manager has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Portfolio Manager considers it advantageous to purchase or sell securities. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK


                              EMERGING MARKETS RISK


                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              HIGH-YIELD BOND RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                   SECTOR RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

                  ING MARSICO GROWTH -- ANNUAL TOTAL RETURN*(1)

1999            78.13%
2000           -21.99%
2001           -30.23%
2002           -29.57%
2003                -%




The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks.

                         AVERAGE ANNUAL TOTAL RETURN*(1)


                                                            8/14/98
                                             1 YEAR       (INCEPTION)
Class S Return                                ____%          ____%
S&P 500 Index                                 ____%          ____%(2)



                                  BEST QUARTER

Quarter Ended
____    ____%

                                  WORST QUARTER

Quarter Ended
____    ____%


*   The performance information presented above is for December 31 of each year.

(1) Marsico has managed the Portfolio since December 13, 2002. Performance prior to this date is attributable to different portfolio managers.

(2) Index return is for the period beginning August 1, 1998.

MORE ON THE PORTFOLIO MANAGER


Marsico is located at 1200 Seventeenth Street, Suite 1300, Denver, Colorado 80202. Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. As of December 31, 2003, Marsico managed approximately $30.2 billion in assets.


The following persons at Marsico are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Thomas F. Marsico             Mr. Marsico is the Chief Investment Officer of
                              Marsico and co-manages the investment program of
                              the ING Marsico Growth Portfolio. Mr. Marsico has
                              over 20 years of experience as a securities
                              analyst and a portfolio manager. Prior to forming
                              Marsico Capital, Mr. Marsico served as the
                              portfolio manager of the Janus Twenty Fund from
                              January 31, 1988 through August 11, 1997 and
                              served in the same capacity for the Janus Growth
                              and Income Fund from May 31, 1991 (the Fund's
                              inception date) through August 11, 1997.

James A. Hillary              Mr. Hillary co-manages the ING Marsico Growth
                              Portfolio with Mr. Marsico. He has 15 years of
                              experience as a securities analyst and portfolio
                              manager, and was a founding member of Marsico.
                              Prior to joining Marsico in 1997, Mr. Hillary was
                              a portfolio manager at W.H. Reaves, a New
                              Jersey-based money management firm. He holds a
                              Bachelor's degree from Rutgers University and a
                              law degree from Fordham University.

                            DESCRIPTION OF PORTFOLIOS

ING MFS MID CAP GROWTH PORTFOLIO




PORTFOLIO MANAGER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Long-term growth of capital

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies"), which the Portfolio Manager believes have above-average growth potential.


The Portfolio Manager defines mid-cap companies as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell MidCap(R) Growth Index at the time of the Portfolio's investment. The Russell MidCap(R) Growth Index is a widely recognized, unmanaged index that consists of the 800 smallest companies in the Russell 1000(R) Index, which contains the 1,000 largest companies in the United States. Companies whose capitalization falls below $250 million or exceeds the top of the Russell MidCap(R) Growth Index range after purchase continue to be considered mid-cap companies for purposes of the Portfolio's 80% investment policy. As of December 31, 2003, the top of the Russell MidCap(R) Growth Index was approximately $17.0 billion. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.





The Portfolio uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager and its group of equity research analysts.

The Portfolio may invest up to 20% of net assets in foreign securities (including ADRs and emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts and forward foreign currency contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio may also invest in options on securities, stock indexes and futures contracts.

The Portfolio may also invest in debt securities and up to 10% of its net assets in high-yield bonds or "junk bonds," which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Portfolio Manager to be comparable to lower rated bonds

The Portfolio may establish "short positions" in specific securities or indices through short sales. In a short sale, the Portfolio borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The Portfolio must replace the security at its market value at the time of replacement.

When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.




PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK


                                DERIVATIVES RISK





                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK


                              HIGH YIELD BOND RISK


                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                               OTC INVESTMENT RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]


                ING MFS MID CAP GROWTH -- ANNUAL TOTAL RETURN*(1)


1999            79.05%
2000             8.18%
2001           -23.62%
2002           -48.80%
2003             ____%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell Midcap Growth(R) Index and Russell 2000(R) Index. The Russell Midcap Growth(R) Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. The Russell 2000(R) Index represents the 2,000 smallest companies in the Russell 3000(R) Index, which contains the 3,000 largest U.S. companies, based on total market capitalization.





                          AVERAGE ANNUAL TOTAL RETURN*


                                                            8/14/98
                                             1 YEAR       (INCEPTION)
Class S Return                                ____%          ____%
Russell Midcap Growth(R)Index                 ____%          ____%(1)
Russell 2000(R)Index                          ____%          ____%(1)


                                  BEST QUARTER


Quarter Ended
12/31/99    ____%

                                  WORST QUARTER

Quarter Ended
6/30/02    ____%


*   The performance information presented above is for December 31 of each year.

(1) Index return is for the period beginning August 1, 1998.

MORE ON THE PORTFOLIO MANAGER


MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). Net assets under management of the MFS organization were approximately $140.3 billion as of December 31, 2003. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Portfolio is managed by a team of portfolio managers comprised of David E. Sette-Ducati, an MFS Senior Vice President, and Eric B. Fischman. Messrs. Sette-Ducati and Fischman have been employed in the MFS investment management area since 2000 and 2002, respectively. Prior to joining MFS, Mr. Fischman was an equity research analyst for State Street Research and for Dreyfus Corporation.

ING MFS RESEARCH  PORTFOLIO




PORTFOLIO MANAGER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Long-term growth of capital and future income

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts). The Portfolio focuses on companies that the Portfolio Manager believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The Portfolio may invest in companies of any size. The Portfolio's investments may include securities traded on securities exchanges or in the over-the-counter markets.

A team of equity research analysts selects portfolio securities for the Portfolio. This team includes investment analysts employed by the Portfolio Manager and its affiliates. The team allocates the Portfolio's assets among various industries. Individual analysts then select what they view as the securities best suited to achieve the Portfolio's investment objective within their assigned industry responsibility.

The Portfolio may invest up to 20% of net assets in foreign equity securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

The Portfolio may also invest up to 10% of net assets in high-yield bonds or "junk bonds," which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Portfolio Manager to be comparable to lower rated bonds.

The Portfolio may also loan securities.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK




                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               OTC INVESTMENT RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

                    ING MFS RESEARCH -- ANNUAL TOTAL RETURN*

1999                         24.23%
2000                         -4.54%
2001                        -21.46%
2002                        -24.87%
2003                          ____%





The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Russell Midcap(R) Index. The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. The Russell Midcap(R) Index consists of the 800 smallest companies in the Russell 1000(R) Index.


                          AVERAGE ANNUAL TOTAL RETURN*


                                                            8/14/98
                                             1 YEAR       (INCEPTION)
Class S Return                                ____%          ____%
S&P 500 Index                                 ____%          ____%(1)
Russell Midcap(R)Index                        ____%          ____%(1)



                                  BEST QUARTER

Quarter Ended
____    ____%

                                  WORST QUARTER

Quarter Ended
____    ____%


*   The performance information presented above is for December 31 of each year.

(1) Index return is for the period beginning August 1, 1998.

MORE ON THE PORTFOLIO MANAGER


MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). Net assets under management of the MFS organization were approximately $140.3 billion as of December 31, 2003. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.


The Portfolio is managed by a team of equity analysts.

ING MFS TOTAL RETURN PORTFOLIO




PORTFOLIO MANAGER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio is a "balanced fund," and invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests:


    - at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities) such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and


    - at least 25%, but not more than 60%, of its net assets in non-convertible fixed income securities.

The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Portfolio Manager's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. The percentage limits described above are measured at the time of investment.

EQUITY PORTION. The Portfolio Manager uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager and its group of equity research analysts.

While the Portfolio may invest in all types of equity securities, the Portfolio Manager generally purchases equity securities of companies that the Portfolio Manager believes are undervalued in the market relative to their long-term potential. The Portfolio Manager deems equity securities of companies to be undervalued if they are temporarily out of favor in the market due to any of the following:


    -    a decline in the market;
    -    poor economic conditions;
    - developments that have affected or may affect the issuer of the securities or the issuer's industry; and
    -    the market has overlooked them.


Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The Portfolio focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

As noted above, the Portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:


    -    a fixed income stream; and


    - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

FIXED INCOME PORTION. The Portfolio invests in securities that pay a fixed interest rate, including:

    - U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by the U.S. government or one of its agencies or instrumentalities;
    - mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the Portfolio to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the Portfolio invests in a pool that includes your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the Portfolio, and;
    - corporate bonds, which are bonds or other debt obligations issued by corporations or other similar entities, including lower rated securities commonly referred to as junk bonds.

In selecting fixed income investments for the Portfolio, the Portfolio Manager considers the views of its group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used as a tool in making or adjusting the Portfolio's asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed income securities, the Portfolio Manager does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

The Portfolio may invest up to 20% of its assets in foreign securities, and up to 20% of its assets in lower rated nonconvertible fixed income securities and comparable unrated securities. The Portfolio may invest with no limitation in zero-coupon bonds, loan participations, mortgage pass-through securities and American Depositary Receipts.

The Portfolio may also invest in options, futures contracts, interest rate swaps and foreign currency transactions.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                                 ALLOCATION RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK


                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK
                                  MORTGAGE RISK
                                   SECTOR RISK
                           UNDERVALUED SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

                  ING MFS TOTAL RETURN -- ANNUAL TOTAL RETURN*

1999                         3.38%
2000                        16.50%
2001                         0.49%
2002                        -5.10%
2003                         ____%





The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's shares performance to that of the Standard & Poor's Composite Stock Price Index ("S&P 500 Index"), the Lehman Brothers Aggregate Bond Index ("LBAB Index") and the 60% S&P 500/40% LBAB Index ("Composite Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The LBAB Index and the Composite Index are included to provide additional comparison information.


                          AVERAGE ANNUAL TOTAL RETURN*


                                                            8/14/98
                                             1 YEAR       (INCEPTION)
Class S Shares                                ____%            ____%
S&P 500 Index                                 ____%            ____%
LBAB Index                                    ____%            ____%
Composite Index                               ____%            ____%



                                  BEST QUARTER

Quarter Ended
____    ____%

                                  WORST QUARTER

Quarter Ended
____    ____%

------------------

* The performance information presented above is as of December 31 for each year.

(1) Index return is for the period beginning August 1, 1998.

MORE ON THE PORTFOLIO MANAGER


MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holding, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Services of Canada, Inc., (a diversified financial services organization). Net assets under management of the MFS organization were approximately $140.3 billion as of December 31, 2003. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Portfolio is managed by a team of portfolio managers at MFS led by David M. Calabro and comprised of Kenneth J. Enright, Steven R. Gorham, Constantinos G. Mokas, and Lisa B. Nurme, each an MFS Senior Vice President and a portfolio manager of the Portfolio's equity portion, and Brooks Taylor, an MFS Vice President and also a portfolio manager of the series' equity portion, along with Michael W. Roberge, an MFS Senior Vice President, and William J. Adams, an MFS Vice President, and each a portfolio manger of the Portfolio's fixed income securities. These individuals have been employed in the MFS investment management area since: Mr. Calabro - 1992; Mr. Enright - 1986; Mr. Gorham - 1992; Mr. Mokas - 1990; Ms. Nurme - 1987; Mr. Roberge and Mr. Taylor - 1996; and Mr. Adams - 1997.

ING PIMCO CORE BOND PORTFOLIO




PORTFOLIO MANAGER

Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE


Maximum total return, consistent with preservation of capital and prudent investment management


PRINCIPAL INVESTMENT STRATEGY


The Portfolio is diversified and seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three-to six-year time frame based upon the Portfolio Manager's forecast of interest rates.

The instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities, preferred stock, corporate commercial paper, Yankees and Euros; mortgaged-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities; event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; money market instruments; and collateralized debt obligations. The Portfolio may invest in derivatives based on fixed income instruments.


The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B at the time of investment or higher by Moody's or S&P or, if unrated, determined by the Portfolio Manager to be of comparable quality. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers, including Yankees and Euros. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indexes, interest rates and foreign currencies. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


PRINCIPAL RISKS


The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                  CURRENCY RISK
                              DEBT SECURITIES RISK


                                DERIVATIVES RISK


                             FOREIGN INVESTMENT RISK


                              HIGH-YIELD BOND RISK


                               INTEREST RATE RISK
                                 LEVERAGING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.


[CHART]

                 ING PIMCO CORE BOND -- ANNUAL TOTAL RETURN*(1)

1999                        -8.62%
2000                         0.94%
2001                         2.46%
2002                         8.68%
2003                           __%




The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of a broad measure of market performance -- the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the Index.

                         AVERAGE ANNUAL TOTAL RETURN*(1)


                                                           8/14/98
                                             1 YEAR      (INCEPTION)
Class S Return                                ___%           ___%
Lehman Brothers Aggregate Bond Index          ___%           ___%(2)


                                  BEST QUARTER


Quarter Ended
9/30/01    ____%

                                  WORST QUARTER

Quarter Ended
3/31/99    ____%

------------------
*   The performance information presented above is for December 31 of each year.

(1) PIMCO has managed the Portfolio since May 1, 2001. Prior to May 1, 2001 a different portfolio manager managed the Portfolio, and the Portfolio's strategy to invest in bonds of global issuers was different.

(2) Index return is for the period beginning August 1, 1998.

MORE ON THE PORTFOLIO MANAGER


PIMCO's address is 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2003, PIMCO had approximately $373.8 billion in assets under management.

PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of ADAM LP. Allianz AG is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in ADAM LP and is a California-based insurance company.






A portfolio management team led by William H. Gross, Managing Director, Chief Investment Officer and founding partner of PIMCO, manages the ING PIMCO Core Bond Portfolio. The portfolio management team develops and implements investment strategy for the Portfolio.

ING PIMCO HIGH YIELD PORTFOLIO


PORTFOLIO MANAGER

Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE

Seeks maximum total return, consistent with preservation of capital and prudent investment management

PRINCIPAL INVESTMENT STRATEGY

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B- by Moody's Investors Service, Inc., Standard and Poor's Rating Service, or Fitch, or if unrated, determined by PIMCO to be of comparable quality. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The remainder of the Portfolio's assets may be invested in investment grade fixed income instruments. The average portfolio duration of the Portfolio normally varies within a two-to six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 15% of its total assets in non-US dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will hedge at least 75% of its exposure to the Euro to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio also may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies.

Consistent with its investment strategy and policies, the Portfolio may invest in fixed income instruments which include, but are not limited to: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits, and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; and obligations of international agencies or supranational entities. The Portfolio may invest in derivatives based on fixed income instruments.

The Portfolio may invest up to 25% of its total assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions to earn income. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital improvements, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may change any of these investment policies (including its objective, which is non-fundamental) without shareholder approval.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                   CREDIT RISK
                                  CURRENCY RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                               INTEREST RATE RISK
                                 LEVERAGING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                  MORTGAGE RISK
                             PORTFOLIO TURNOVER RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of the date of this Prospectus, annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER

PIMCO's address is 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2003, PIMCO had approximately $373.8 billion in assets under management.

PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of ADAM LP. Allianz AG is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in ADAM LP and is a California-based insurance company.

A portfolio management team led by Raymond G. Kennedy, Managing Director, PIMCO, manages the ING PIMCO High Yield Portfolio. Mr. Kennedy is a portfolio manager and a senior member of PIMCO's investment strategy group, and joined PIMCO as a credit analyst in 1996. The portfolio management team develops and implements investment strategies for the Portfolio.

                           PORTFOLIO FEES AND EXPENSES


The table that follows shows the estimated operating expenses paid each year by a Portfolio. These expenses are based on the expenses paid by the Portfolios in the year 2003 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) Not Applicable.





                                 CLASS S SHARES
                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                              MANAGEMENT    DISTRIBUTION     SHAREHOLDER        OTHER         TOTAL OPERATING
                                 FEE        (12b-1) FEE     SERVICES FEE     EXPENSES(2)         EXPENSES(5)
                             -----------    ------------    ------------     -----------      ---------------
ING Eagle Asset Capital
Appreciation Portfolio           ___           0.00%            0.25%            ___%             ___%(5)

ING International
Portfolio                        ___           0.00%            0.25%            ___              ___%

ING Legg Mason Value
Portfolio                        ___           0.00%            0.25%            ___              ___%(5)

ING Janus Special Equity
Portfolio                        ___           0.00%            0.25%            ___              ___%(5)

ING Julius Baer Foreign
Portfolio                        ___           0.00%            0.25%            ___%             ___%

ING JPMorgan Small Cap
Equity Portfolio                 ___           0.00%            0.25%            ___%             ___%(5)

ING Limited Maturity Bond
Portfolio                        ___           0.00%            0.25%            ___              ___%

ING Liquid Assets Portfolio      ___           0.00%            0.25%            ___              ___%

ING Marsico Growth
Portfolio                        ___           0.00%            0.25%            ___              ___%(5)

ING MFS Mid Cap Growth
Portfolio                        ___(4)        0.00%            0.25%            ___              ___%(5)

ING MFS Research Portfolio       ___%(4)       0.00%            0.25%            ___              ___%(5)

ING MFS Total Return
Portfolio                        ___%(4)       0.00%            0.25%            ___              ___%(5)

ING PIMCO Core Bond
Portfolio                        ___%          0.00%            0.25%            ___              ___%

ING PIMCO High Yield
Portfolio                        ___%          0.00%            0.25%            ___(3)           ___

----------------------
(1) This table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.

(2) The Management Agreement between the Trust and its Manager, DSI ("Manager"), provides for a "bundled fee" arrangement, under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.


(3) "Other Expenses" for the ING PIMCO High Yield Portfolio are estimated because it did not have a full calendar year of operations as of December 31, 2003.

(4) DSI has voluntarily agreed to waive a portion of its management fee for the MFS Mid Cap Growth, MFS Research and MFS Total Return Portfolios. Including these waivers, the "Total Operating Expenses" for each Portfolio for the year ended December 31, 2003, would have been __%, __% and __%, respectively. This arrangement may be discontinued by DSI at any time.

(5) A portion of the brokerage commissions that the Eagle Asset Capital Appreciation, Legg Mason Value, Janus Special Equity, JPMorgan Small Cap Equity, Marsico Growth, MFS Mid Cap Growth, MFS Research and MFS Total Return Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS Voluntary Management fee waiver the "Total Operating Expenses" for each Portfolio for the year ended December 31, 2003 would have been __%, __%, __%, __%, __%, ___%, __% and ___%, respectively. This arrangement may be discontinued at any time.


EXAMPLE This example is intended to help you compare the cost of investing in Class S of the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class S operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                      1 YEAR           3 YEARS           5 YEARS          10 YEARS
                                  --------------- ------------------ ----------------- ----------------
     ING Eagle Asset Capital
     Appreciation Portfolio            $___             $___               $___             $___

     ING International
     Portfolio                         $___             $___               $___             $___

     ING Legg Mason Value
     Portfolio                         $___             $___               $___             $___

     ING Janus Special
     Equity Portfolio                  $___             $___               $___             $___

     ING Julius Baer Foreign
     Portfolio                         $___             $___               $___             $___

     ING JPMorgan Small Cap
     Equity Portfolio                  $___             $___               $___             $___

     ING Limited Maturity
     Bond Portfolio                    $___             $___               $___             $___

     ING Liquid Assets
     Portfolio                         $___             $___               $___             $___

     ING Marsico Growth
     Portfolio                         $___             $___               $___             $___

     ING MFS Mid Cap Growth
     Portfolio                         $___             $___               $___             $___

     ING MFS Research
     Portfolio                         $___             $___               $___             $___

     ING MFS Total Return
     Portfolio                         $___             $___               $___             $___

     ING PIMCO Core Bond
     Portfolio                         $___             $___               $___             $___

     ING PIMCO High Yield
     Portfolio                         $___             $___               $___             $___

                           SUMMARY OF PRINCIPAL RISKS

THE VALUE OF YOUR INVESTMENTS IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS". THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTIONS OF THE PORTFOLIOS AND ARE DESCRIBED IN THIS SECTION. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENT MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ACTIVE OR FREQUENT TRADING RISK. A Portfolio may engage in active and frequent trading. Frequent trading increases transaction costs, which may generate expenses and could detract from a Portfolio's performance.

ALLOCATION RISK. A Portfolio will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by a Portfolio Manager. A Portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. Forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

CLOSED-END INVESTMENT COMPANY RISK. When a Portfolio invests in closed-end investment companies, the Portfolio indirectly pays a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

CONVERTIBLE SECURITIES RISK. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.

DEBT SECURITIES RISK. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than market price of shorter term securities.

DERIVATIVES RISK. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect a Portfolio from adverse movements in securities prices and interest rates or as an investment strategy to help attain a portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the portfolio manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (1940
Act), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKETS RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.


EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

EXCHANGE TRADED FUND RISK. An investment in an exchange traded fund, or ETF carries substantially the same primary risks as an investment in a conventional Portfolio (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. In addition, ETFs are subject to the following risks that do not apply to conventional funds:

     - the market price of an ETF's shares may trade at a discount to their net asset value;
     - an active trading market for an ETF's shares may not develop or be maintained; or
     - trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.


FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. The market may not favor growth-oriented stocks or may not favor equities at all.


HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

INCOME RISK. A portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INTEREST RATE RISK. The prices of debt securities generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

INVESTMENT MODELS RISK. The proprietary models used by the manager to evaluate securities or securities markets are based on the manager's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

INVESTMENT BY FUND-OF-FUNDS RISK. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund of funds. From time to time, the Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds of funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser or Portfolio Manager will monitor transactions by the funds of funds and will attempt to minimize any adverse effects on the Portfolio and funds of funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

IPO RISK. Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on a Portfolio during the start-up phase when the Portfolio's asset base is relatively small. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant.





LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if a Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a portfolio's assets.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A Portfolio Manager will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective, and a Portfolio Manager could do a poor job in executing an investment strategy. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.


MARKET TRENDS RISK. From time to time, the stock market may not favor the type or style of securities in which a Portfolio invests.

MATURITY RISK. Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

MORTGAGE RISK. A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because a Portfolio will have to reinvest that money at the lower prevailing interest rates.

OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter
(OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

To the extent that a Portfolio invests significantly in one geographic region or country, the portfolio may be more sensitive to economic and other factors in that geographic region or country than a more geographically diversified fund.


PORTFOLIO TURNOVER RISK. Changes to the investment of the Portfolio may be made regardless of the length of time particular investments have been held. The Portfolio anticipates that its annual portfolio turnover rate will not exceed 100%. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer, and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REIT RISK. Investing in Real Estate Investment Trusts or "REITs" may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including, terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.


SECTOR RISK. A Portfolio may, at times, invest significant assets in securities of issuers in one or more market sectors, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a Portfolio than it would on a portfolio that has securities representing a broader range of investments.

SECURITIES LENDING RISK. There is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.


SHORT SALES RISK. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Portfolio Manager believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.

SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly.

SPECIAL SITUATIONS RISK. A "special situation" arises when, in a portfolio manager's opinion, securities of a particular company will appreciate in value due to a specific development with respect to that issuer. Investments in special situation companies may not appreciate if an anticipated development does not occur or does not produce the anticipated result.

UNDERVALUED SECURITIES RISK. Prices of securities react to the economic condition of the company that issued the security. A Portfolio's equity investments in an issuer may rise or fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. A Portfolio Manager invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

VALUE INVESTING RISK. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented stocks and may not favor equities at all.

                                MORE INFORMATION

PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Portfolio in this Prospectus, unless specifically noted under the portfolio's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategy, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or Statement of Additional Information. This means they may not be modified or changed without a vote of the shareholders.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

The Statement of Additional Information is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066 or downloading it from the Securities and Exchange Commission's website: http://www.sec.gov.


NON- FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

A Portfolio Manager may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Port folio Manager believes that adverse market, economic, political or other conditions may affect a Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash items, debt securities that are high quality or higher than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a Portfolio may engage, unless specifically notes under a Portfolio's principal investment strategy, are identified and discussed, together with their risks, in the Statement of Additional Information.

INDEPENDENT AUDITORS


KPMG LLP, located at 99 High Street, Boston, MA 02110.


ADMINISTRATIVE SERVICES

In addition to advisory services, DSI provides administrative and other services necessary for the ordinary operation of the Portfolios. DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the portfolios offer their shares. DSI also ensures that the Portfolios operate in compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a Portfolio, interest on borrowing, fees and expenses of the independent trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.


The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the portfolio managers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio, including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.

DSI has entered into a Sub-Administration Agreement with ING Funds Services, LLC (ING Funds Services"), an affiliate of DSI, under which ING Funds Services will provide the Portfolios with certain administrative services. The administrative services performed by ING Funds Services on behalf of DSI including acting as a liaison among the various services providers to the Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the Portfolios operate in compliance with applicable legal requirements and monitoring the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION

DSI is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

CLASSES OF SHARES

The Portfolios' shares are classified into Adviser Class (Class A), Institutional Class (Class I), Service Class (Class S), and Retirement Class (Class R). ING Liquid Assets Portfolio does not offer Class R shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. . Only the Class S shares are offered by this Prospectus.


SERVICE FEES The Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Class S shares of each Portfolio of the Trust. The Agreement allows DSI, the Distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class S shares and their beneficial shareholders, including variable contract owners with interests in the Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the portfolios and delivering portfolio documents. Under the Agreement, each portfolio makes payments to DSI at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares.


Effective August 1, 2002, in connection with the implementation of the Multiple Class Plan, the management fee of those Portfolios that commenced operations prior to May 1, 2002 was reduced by 0.25%, the same amount as the new service fee.


INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS

Each Portfolio is available to serve as an investment option offered through variable annuity contracts and variable life contracts available to Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. The Portfolios currently do not foresee any disadvantages to investors if the Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of variable annuity contracts, variable life insurance policies, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts form the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.


                         OVERALL MANAGEMENT OF THE TRUST

THE ADVISER


Directed Services, Inc. ("DSI"), A New York corporation, is the adviser to the Trust. As of December 31, 2003, DSI managed approximately $13 billion in registered investment company assets. DSI is registered with the SEC as an investment adviser and a broker-dealer.


DSI, subject to the supervision of the Board of Trustees of the Trust, (the "Board"), acts as a "manager-of-managers" for the Trust. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, DSI delegates to each Portfolio Manager the responsibility for investment management, subject to DSI's oversight. DSI monitors the investment activities of the Portfolio Managers. From time to time, DSI also recommends the appointment of additional or replacement Portfolio Managers to the Board of the Trust. On May 24, 2002, the Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board, to replace a non-affiliated Portfolio Manager for a Portfolio, as well as change the terms of a contract with a non-affiliated Portfolio Manager without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a Portfolio Manager of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios.


MANAGEMENT FEE


The Trust pays DSI a management fee, payable monthly, based on the average daily net assets of a Portfolio (or the combined net assets of two or more Portfolios).


The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:

                                                                    FEE PAID TO ADVISER DURING 2003
                                                                    (AS A PERCENTAGE OF AVERAGE NET
             PORTFOLIO                                              ASSETS)+
             --------------------------------------------------------------------------------------
             ING Eagle Asset Capital Appreciation Portfolio                     ___%
             ING International Portfolio                                        ___%
             ING Legg Mason Value Portfolio                                     ___%
             ING Janus Special Equity Portfolio                                 ___%
             ING Julius Baer Foreign Portfolio                                  ___%
             ING JPMorgan Small Cap Equity Portfolio                            ___%
             ING Limited Maturity Bond Portfolio                                ___%
             ING Liquid Assets Portfolio                                        ___%
             ING Marsico Growth Portfolio*                                      ___%
             ING MFS Mid Cap Growth Portfolio**                                 ___%
             ING MFS Research Portfolio**                                       ___%
             ING MFS Total Return Portfolio**                                   ___%
             ING PIMCO Core Bond Portfolio                                      ___%
             ING PIMCO High Yield Portfolio                                     ___%

---------------------------

             + DSI pays each Portfolio Manager a portfolio management fee for its services on a monthly basis.

             * DSI voluntarily waived ___% of its management fee for the ING Marsico Growth Portfolio for assets in excess of $___ billion through December 31, 2003.

             ** For the year ended December 31, 2003, DSI voluntarily waived a portion of its management fee for ING MFS Mid Cap Growth, ING MFS Research and ING MFS Total Return Portfolios in an amount equal to .___% for each Portfolio.


                                   SHARE PRICE

The net asset value (NAV) per share for each class of each Portfolio is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Portfolios do not price shares, the NAV of a Portfolio that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

The Liquid Assets Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Portfolio's Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio, there can be no assurance that the Portfolio's NAV can be maintained at $1.00 per share.

                             TAXES AND DISTRIBUTIONS

The Portfolios distribute their net investment income, if any, on their outstanding shares annually, except that net investment income of the ING Liquid Assets Portfolio is declared as a dividend daily and paid monthly and the ING Limited Maturity Bond Portfolio may declare a dividend monthly or quarterly. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by any Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio other than the ING Liquid Assets Portfolio will reduce the per share net asset value by the per share amount paid.

The Portfolios intend to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.


The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

                              FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand each of the Portfolio's financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the year ended December 31, 2003, the information has been audited by KPMG LLP, independent auditors, whose report, along with a Portfolio's financial statements, are included in the annual report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by other independent auditors.

Because ING PIMCO High Yield Portfolio had not commenced operations as of December 31, 2003 (the Portfolios' fiscal year end), audited financial highlights are not available.

ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO



                                                         YEAR          YEAR            YEAR            YEAR           YEAR
                                                         ENDED         ENDED           ENDED           ENDED          ENDED
-------------------------------------------------------------------------------------------------------------------------------
                                                        12/31/03     12/31/02#       12/31/01         12/31/00       12/31/99
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                  $     15.55     $     16.61     $     15.52     $     15.88
                                                                    -----------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                      0.13            0.12            0.13            0.17
Net realized and unrealized gain/(loss) on
  investments                                                             (2.78)          (0.86)           1.22           (0.09)
                                                                    -----------------------------------------------------------
Total from investment operations                                          (2.65)          (0.74)           1.35            0.08
                                                                    -----------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                      (0.10)          (0.11)          (0.19)          (0.15)
Distributions from capital gains                                             --           (0.21)          (0.02)          (0.29)
Return of capital                                                            --              --           (0.05)             --
                                                                    -----------------------------------------------------------
Total distributions                                                       (0.10)          (0.32)          (0.26)          (0.44)
                                                                    -----------------------------------------------------------
Net asset value, end of year                                        $     12.80     $     15.55     $     16.61     $     15.52
-------------------------------------------------------------------------------------------------------------------------------

Total return                                                             (17.05)%         (4.43)%          8.77%           0.51%
-------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of year (in 000's)                                  $   177,515     $   204,675     $   186,345     $   141,595
Ratio of operating expenses to average net assets
   Before directed brokerage reimbursement                                 0.95%           0.95%           0.95%           0.96%
   After directed brokerage reimbursement                                  0.94%            --              --              --
Ratio of net investment income to average net
  assets
   Before directed brokerage reimbursement                                 0.89%           0.76%           0.92%           1.11%
   After directed brokerage reimbursement                                  0.90%            --              --              --
Portfolio turnover rate                                                      41%             61%             84%             62%

---------------------
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING INTERNATIONAL PORTFOLIO


                                                             YEAR           YEAR           PERIOD
                                                             ENDED         ENDED            ENDED
----------------------------------------------------------------------------------------------------
                                                            12/31/03      12/31/02#       12/31/01**
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $      8.29     $      8.26
                                                                         ---------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                                    0.06           (0.00)(1)
Net realized and unrealized gain/(loss) on investments
  and foreign currencies                                                       (1.40)           0.03
                                                                         ---------------------------
Total from investment operations                                               (1.34)           0.03
LESS DISTRIBUTIONS:
Dividends from net investment income                                           (0.04)             --
Distributions from capital gains                                               (0.02)             --

Total distributions                                                            (0.06)

Net asset value, end of period                                           $      6.89     $      8.29
----------------------------------------------------------------------------------------------------
Total return                                                                  (16.15)%          0.36%++

----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                     $   139,789     $   171,577
Ratio of operating expenses to average net assets                               1.26%           1.25%+
Ratio of net investment loss to average net assets                              0.69%          (0.15)%+
Portfolio turnover rate                                                          115%             99%

------------------------
     **   The International Portfolio commenced operations on December 17, 2001.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
     (1)  Amount is less than 0.01.

ING JANUS SPECIAL EQUITY PORTFOLIO


                                                        YEAR            YEAR            YEAR             PERIOD
                                                        ENDED           ENDED           ENDED             ENDED
------------------------------------------------------------------------------------------------------------------
                                                       12/31/03       12/31/02#        12/31/01        12/31/00*#
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $      8.44     $      8.91       $     10.00
                                                                     ---------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                               (0.03)           0.00(1)           0.04
Net realized and unrealized loss on investments
  and foreign currencies                                                   (2.16)          (0.45)            (1.12)
                                                                     ---------------------------------------------
Total from investment operations                                           (2.19)          (0.45)            (1.08)
                                                                     ---------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                          --           (0.02)            (0.01)
Dividends from capital gains                                                  --              --             (0.00)(1)
                                                                     ---------------------------------------------
Total distributions                                                           --           (0.02)            (0.01)
                                                                     ---------------------------------------------
Net asset value, end of period                                       $      6.25     $      8.44       $      8.91
==================================================================================================================
Total return                                                              (25.95)%         (5.03)%          (10.80)%++
==================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                 $    21,815     $    26,151       $     8,125
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                                  1.11%           1.11%             1.10%+
   After directed brokerage reimbursement                                   1.07%             --                --
Ratio of net investment income/(loss) to average
  net assets:
   Before directed brokerage reimbursement                                 (0.46)%          0.25%             1.92%+
   After directed brokerage reimbursement                                  (0.42)%            --                --
Portfolio turnover rate                                                       54%             95%               12%

----------------------
     *    The Special Equity Portfolio commenced operations on October 2, 2000.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
     (1)  Amount is less than 0.01.

ING JULIUS BAER FOREIGN PORTFOLIO*



                                                            YEAR             YEAR
                                                            ENDED            ENDED
---------------------------------------------------------------------------------------
                                                           12/31/03        12/31/02** #
---------------------------------------------------------------------------------------
Net asset value, beginning of period                          $                   10.00
                                                         ------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                              0.04
Net realized and unrealized loss on investments
  and foreign currencies                                                          (1.74)
                                                         ------------------------------
Total from investment operations                                                  (1.70)
                                                         ------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                              (0.02)
                                                         ------------------------------
Net asset value, end of period                                            $        8.28
=======================================================================================
Total return                                                                     (16.97)%++
=======================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                      $       9,147
Ratio of operating expenses to average net assets                                  1.25%+
Ratio of net investment income to average net assets                               0.57%+
Portfolio turnover rate                                                              23%

-------------------------

     * From May 1, 2002 through September 2, 2003, the Portfolio was known as the ING JPMorgan Fleming International Enhanced EAFE Portfolio
     **   The Portfolio commenced operations on May 1, 2002.

     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING JPMORGAN SMALL CAP EQUITY PORTFOLIO



                                                             YEAR             YEAR
                                                             ENDED            ENDED
---------------------------------------------------------------------------------------
                                                           12/31/03        12/31/02*#
---------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $       10.00
                                                        -------------------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment loss                                                               (0.03)
Net realized and unrealized loss on investments                                   (2.05)
                                                        -------------------------------
Total from investment operations                                                  (2.08)
                                                        -------------------------------
Net asset value, end of period                                            $        7.92
=======================================================================================
Total return                                                                     (20.80)%++
=======================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                      $      13,458
Ratio of operating expenses to
  average net assets:
   Before directed brokerage reimbursement                                         1.15%+
   After directed brokerage reimbursement                                          1.13%+
Ratio of net investment loss to average net assets:
     Before directed brokerage reimbursement                                      (0.50)%+
     After directed brokerage reimbursement                                       (0.48)%+
Portfolio turnover rate                                                              15%

-------------------------
     *    The Portfolio commenced operations on May 1, 2002.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING LEGG MASON VALUE PORTFOLIO*



                                                           YEAR            YEAR            YEAR              PERIOD
                                                           ENDED           ENDED           ENDED             ENDED
---------------------------------------------------------------------------------------------------------------------
                                                          12/31/03        12/31/02        12/31/01         12/31/00**#
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $      8.97     $      9.97       $     10.00
                                                                        ---------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                          0.04            0.02              0.07
Net realized and unrealized loss on investments and
  foreign currencies                                                          (1.78)           0.97)             0.09)
                                                                        ---------------------------------------------
Total from investment operations                                              (1.74)          (0.95)            (0.02)
                                                                        ---------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                          (0.03)          (0.05)            (0.01)
                                                                        ---------------------------------------------
Net asset value, end of period                                          $      7.20     $      8.97       $      9.97
=====================================================================================================================
Total return                                                                 (19.41)%         (9.51)%           (0.21)%++
=====================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $   130,480     $    93,222       $    15,231
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                                     1.11%           1.11%             1.10%+
   After directed brokerage reimbursement                                      1.08%             --                --
Ratio of net investment income to average net assets:
   Before directed brokerage reimbursement                                     0.46%           0.93%             2.63%+
   After directed brokerage reimbursement                                      0.49%             --                --
Portfolio turnover rate                                                          50%             42%                5%

------------------------

     * On May 3, 2004, Legg Mason Funds Management Inc. became the Portfolio Manager and the Portfolio has been renamed the ING Legg Mason Value Portfolio. From September 9, 2002 through April 30, 2004, Janus Capital Management served as Portfolio Manager and this Portfolio was known as the ING Janus Growth and Income Portfolio. On January 30, 2002 there was a name change from Growth and Income Portfolio to Janus Growth and Income Portfolio.
     **   The Legg Mason Value Portfolio commenced operations on October 2,
          2000.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING LIMITED MATURITY BOND PORTFOLIO*


                                                          YEAR            YEAR            YEAR            YEAR            YEAR
                                                          ENDED           ENDED           ENDED           ENDED           ENDED
----------------------------------------------------------------------------------------------------------------------------------
                                                         12/31/03       12/31/02#       12/31/01        12/31/00        12/31/99
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                     $     11.02     $     10.53     $     10.42     $     10.68
                                                       ---------------------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                         0.46              41            0.55            0.48
Net realized and unrealized gain/(loss) on
  investments                                                                 0.34            0.52            0.26           (0.36)
                                                       ---------------------------------------------------------------------------
Total from investment operations                                              0.80            0.93            0.81            0.12
                                                       ---------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                         (0.33)          (0.44)          (0.70)          (0.38)
Distributions from capital gains                                             (0.05)             --              --              --
                                                       ---------------------------------------------------------------------------
Total distributions                                                          (0.38)          (0.44)          (0.70)          (0.38)
                                                       ---------------------------------------------------------------------------
Net asset value, end of year                                           $     11.44     $     11.02     $     10.53     $     10.42
==================================================================================================================================
Total return                                                                  7.24%           8.84%           7.73%           1.13%
==================================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                                     $   611,262     $   462,492     $   251,060     $   207,109
Ratio of operating expenses to average net assets                             0.53%           0.53%           0.55%           0.57%
Ration of operating expenses to average net assets,
   including interest expense                                                   --            0.54%           0.56%             --
Ratio of net investment income to average net assets                          4.03%           4.98%           6.11%           5.29%
Portfolio turnover rate                                                        169%            117%            153%            128%

---------------------
     * On January 2, 1998, ING Investment Management, LLC ("IIM") became the Portfolio Manager of the Portfolio.
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING LIQUID ASSETS PORTFOLIO*


                                                          YEAR           YEAR             YEAR            YEAR            YEAR
                                                          ENDED          ENDED            ENDED           ENDED           ENDED
----------------------------------------------------------------------------------------------------------------------------------
                                                         12/31/03       12/31/02#       12/31/01         12/31/00        12/31/99
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                     $      1.00     $      1.00     $      1.00     $      1.00
                                                       ---------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                        0.014           0.038           0.059           0.046
                                                       ---------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                        (0.014)         (0.038)         (0.059)         (0.046)
                                                       ---------------------------------------------------------------------------
Net asset value, end of period                                         $      1.00     $      1.00     $      1.00     $      1.00
==================================================================================================================================
Total return                                                                  1.43%           3.85%           6.05%           4.74%
==================================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                                     $ 1,091,743     $ 1,126,626     $   718,891     $   579,848

Ratio of operating expenses to average net assets                             0.53%           0.54%           0.55%           0.56%
Ratio of net investment income to average net assets                          1.42%           3.63%           5.91%           4.71%

------------------
     * On January 2, 1998, ING Investment Management, LLC ("IIM") became the Portfolio Manager of the Portfolio
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING MARSICO GROWTH PORTFOLIO**


                                        YEAR          YEAR            YEAR               YEAR           YEAR
                                        ENDED         ENDED           ENDED             ENDED           ENDED
----------------------------------------------------------------------------------------------------------------------
                                       12/31/03     12/31/02#        12/31/01          12/31/00       12/31/99
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     13.80     $     19.78       $     27.49     $     15.62
                                                   -------------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                             (0.02)           0.00(1)           0.29           (0.03)
Net realized and unrealized gain/(loss) on
  investments and foreign currencies                     (4.06)          (5.98)            (6.43)          12.23
                                                   -------------------------------------------------------------------
Total from investment operations                         (4.08)          (5.98)            (6.14)          12.20
                                                   -------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              --             (0.34)             --
Distributions from capital gains                            --              --             (1.23)          (0.33)
Return of capital                                                           --                --           (0.00)(1)
                                                   -------------------------------------------------------------------
Total distributions                                         --              --             (1.57)          (0.33)
                                                   -------------------------------------------------------------------
Net asset value, end of period                     $      9.72     $     13.80       $     19.78     $     27.49
======================================================================================================================
Total return                                            (29.57)%        (30.23)%          (21.99)%         78.13%
======================================================================================================================
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)               $   616,225     $ 1,101,625       $ 1,638,875     $ 1,416,872
Ratio of operating expenses to average net
  assets
 Before directed brokerage reimbursement                  1.04%           1.01%             0.99%           1.04%
 After directed brokerage reimbursement                   0.97%             --                --              --
Ratio of net investment income/(loss) to
   average net assets
 Before directed brokerage reimbursement                 (0.22)%          0.01%             0.19%          (0.40)%
 After directed brokerage reimbursement                  (0.15)%            --                --              --
Portfolio turnover rate                                    186%             88%               60%            116%

----------------------------
     *    The Portfolio commenced operations on August 14, 1998.
     ** Since December 14, 2002, Marsico Capital Management, LLC has served as Portfolio Manager for the Portfolio. Prior to that date, a different firm served as Portfolio Manager. Prior to March 1, 1999, the Portfolio was named the ING Value + Growth Portfolio.
     +    Annualized

     ++   Non-annualized

     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
     (1)  Amount is less than $0.01.

ING MFS MID CAP GROWTH PORTFOLIO


                                                 YEAR            YEAR              YEAR              YEAR              YEAR
                                                 ENDED           ENDED             ENDED             ENDED             ENDED
-------------------------------------------------------------------------------------------------------------------------------
                                               12/31/03        12/31/02#          12/31/01          12/31/00         12/31/99
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $     14.18       $     18.67       $     29.59       $     18.10
                                              ---------------------------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                        (0.05)            (0.10)            (0.10)            (0.03)
Net realized and unrealized gain/(loss) on
   investments and foreign currencies                               (6.87)            (4.31)             1.43             14.22
                                              ---------------------------------------------------------------------------------
Total from investment operations                                    (6.92)            (4.41)             1.33             14.19
                                              ---------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  --                --                --                --
Distributions from capital gains                                      --              (0.08)           (12.25)            (2.70)
                                              ---------------------------------------------------------------------------------
Total distributions                                                   --              (0.08)           (12.25)            (2.70)
                                              ---------------------------------------------------------------------------------

Net asset value, end of period                                $      7.26       $     14.18       $     18.67       $     29.59
===============================================================================================================================
Total return                                                       (48.80)%          (23.62)%            8.18%            79.05%
===============================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of period (in 000's)                          $   522,323       $ 1,133,396       $ 1,461,745       $   781,807
Ratio of operating expenses to average net
  assets:
 Before directed brokerage and sub-advisory
   expense reimbursement                                             0.90%             0.89%             0.88%             0.91%
 After directed brokerage and sub-advisory
   expense reimbursement                                             0.84%               --                --                --
Ratio of net investment income/(loss) to
  average net assets
 Before directed brokerage and sub-advisory
   expense reimbursement                                            (0.50)%           (0.64)%           (0.58)%           (0.21)%
 After directed brokerage and sub-advisory
   expense reimbursement                                            (0.44)%              --                --                --
Portfolio turnover rate                                               163%               94%              150%               59%

-------------------
     *    The Portfolio commenced operations on August 14, 1998.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING MFS RESEARCH PORTFOLIO


                                                  YEAR           YEAR              YEAR              YEAR             YEAR
                                                 ENDED           ENDED             ENDED             ENDED            ENDED
-------------------------------------------------------------------------------------------------------------------------------
                                                12/31/03       12/31/02#          12/31/01          12/31/00         12/31/99
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $     16.00       $     20.95       $     24.81       $     20.31
                                                              -----------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                         0.07              0.03             (0.01)             0.01
Net realized and unrealized gain/(loss) on
   investments and foreign currencies                               (4.05)            (4.53)            (1.25)             4.90
                                                              -----------------------------------------------------------------
Total from investment operations                                    (3.98)            (4.50)            (1.26)             4.91
                                                              -----------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                (0.06)            (0.02)            (0.04)            (0.01)
Distributions in excess of net investment                              --                --                --                --
Distributions from capital gains                                       --             (0.43)            (2.56)            (0.40)
                                                              -----------------------------------------------------------------
Total distributions                                                 (0.06)            (0.45)            (2.60)            (0.41)
                                                              -----------------------------------------------------------------
Net asset value, end of period                                      11.96       $     16.00       $     20.95       $     24.81
===============================================================================================================================
Total return                                                       (24.87)%          (21.46)%           (4.54)%           24.23%
===============================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of period (in 000's)                          $   563,470       $   871,059       $ 1,147,196       $ 1,014,656
Ratio of operating expenses to average net
  assets:
 Before directed brokerage and sub-advisory
   expense reimbursement                                             0.90%             0.89%             0.88%             0.91%
 After directed brokerage and sub-advisory
   expense reimbursement                                             0.84%               --                --                --
Ratio of net investment income/(loss) to
  average net assets:
 Before directed brokerage and sub-advisory
   expense reimbursement                                             0.51%             0.15%            (0.06)%            0.02%
 After directed brokerage and sub-advisory
   expense reimbursement                                             0.57%               --                --                --
Portfolio turnover rate                                               109%               97%               87%               89%

-----------------------
     *    The Portfolio commenced operations on August 14, 1998.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING MFS TOTAL RETURN PORTFOLIO


                                                          YEAR             YEAR           YEAR            YEAR           YEAR
                                                          ENDED           ENDED           ENDED           ENDED          ENDED
----------------------------------------------------------------------------------------------------------------------------------
                                                        12/31/03        12/31/02#        12/31/01        12/31/00       12/31/99
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $     15.98     $     17.00     $     15.80     $     15.80
                                                                       -----------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                         0.44            0.44            0.50            0.42
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                    (1.25)          (0.37)           2.07            0.11
                                                                       -----------------------------------------------------------
Total from investment operations                                             (0.81)           0.07            2.57            0.53
                                                                       -----------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                         (0.34)          (0.46)          (0.63)          (0.31)
Distributions from capital gains                                             (0.02)          (0.63)          (0.74)          (0.22)
                                                                       -----------------------------------------------------------
Total distributions                                                          (0.36)          (1.09)          (1.37)          (0.53)
                                                                       -----------------------------------------------------------
Net asset value, end of period                                         $     14.81     $     15.98     $     17.00     $     15.80
==================================================================================================================================
Total return                                                                 (5.10)%          0.49%          16.50%           3.38%
==================================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                   $ 1,026,503     $ 1,002,724     $   832,527     $   675,754
Ratio of operating expenses to average net assets:
 Before directed brokerage and sub-advisory
   expense reimbursement                                                      0.90%           0.89%           0.88%           0.91%
 After directed brokerage and sub-advisory
   expense reimbursement                                                      0.89%             --              --              --
Ratio of net investment income to average net assets:
 Before directed brokerage and sub-advisory
   expense reimbursement                                                      2.81%           2.88%           3.28%           3.04%
 After directed brokerage and sub-advisory
   expense reimbursement                                                      2.82%             --              --              --
Portfolio turnover rate                                                         81%            106%            113%             81%

-----------------------
     *    The Portfolio commenced operations on August               14, 1998.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING PIMCO CORE BOND PORTFOLIO**


                                                          YEAR          YEAR           YEAR            YEAR          YEAR
                                                          ENDED         ENDED         ENDED            ENDED         ENDED
-----------------------------------------------------------------------------------------------------------------------------
                                                        12/31/03      12/31/02#      12/31/01        12/31/00       12/31/99
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $     9.79     $     9.60      $    10.06     $    11.17
                                                       ----------------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                      0.36          0.26           0.12            0.34
Net realized and unrealized gain/(loss) on
   investments and foreign currencies                                      0.48         (0.02)         (0.03)          (1.30)
                                                       ----------------------------------------------------------------------
Total from investment operations                                           0.84          0.24           0.09           (0.96)
                                                       ----------------------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income                                      (0.16)            --           (0.32)         (0.14)
Dividends in excess of net investment income                                 --             --              --             --
Distributions from capital gains                                          (0.08)         (0.05)          (0.00)(1)         --

Distributions in excess of capital gains                                     --             --              --          (0.01)
Return of capital                                                            --             --           (0.23)            --
                                                       ----------------------------------------------------------------------
Total distributions                                                       (0.24)         (0.05)          (0.55)         (0.15)
                                                       ----------------------------------------------------------------------
Net asset value, end of period                                       $    10.39     $     9.79      $     9.60     $    10.06
=============================================================================================================================
Total return                                                               8.68%          2.46%           0.94%         (8.62)%
=============================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                 $  437,548     $  122,176      $   47,126     $   30,371
Ratio of operating expenses to average net assets                          0.93%          1.13%           1.60%          1.60%
Ratio of net investment income to average net assets                       3.56%          3.30%           3.62%          3.17%
Portfolio turnover rate                                                     605%           745%            156%            87%

----------------------------
     *    The Portfolio commenced operations on August 14, 1998.
     ** Since May 1, 2001, Pacific Investment Management Company has served as the Portfolio Manager of the Portfolio. Prior to that date a different firm served as Portfolio Manager. Along with this change was a name change from the Global Fixed Income Portfolio to the Core Bond Portfolio and a change of investment strategy.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
     (1)  Amount is less than $0.01.

TO OBTAIN
MORE INFORMATION


A Statement of Additional Information, dated May 1, 2004, has been filed with the Securities and Exchange Commission ("SEC"), and is made a part of this Prospectus by reference.

Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year.

To obtain a free copy of these documents or to make inquiries about the Portfolios, please write the Trust at 7337 E. Doubletree Ranch Road Scottsdale, Arizona 85258 or call (800) 366-0066.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

THE ING INVESTORS TRUST
TRUSTEES

Paul S. Doherty

J. Michael Earley

R. Barbara Gitenstein

Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam

Blaine E. Rieke

John G. Turner

Roger B. Vincent

Richard A. Wedemeyer

                                   [ING LOGO]


05/01/04                                                   SEC File No. 811-5629

ING INVESTORS TRUST




PROSPECTUS

MAY 1, 2004

SERVICE CLASS

                         BALANCED FUNDS
                            ING T. Rowe Price Capital Appreciation Portfolio ING UBS U.S. Balanced Portfolio

                         STOCK FUNDS
                            ING AIM Mid Cap Growth Portfolio
                            ING Alliance Mid Cap Growth Portfolio
                            ING Capital Guardian Large Cap Value Portfolio
                            ING Capital Guardian Small Cap Portfolio
                            ING FMR(SM) Diversified Mid Cap Portfolio
                            ING Goldman Sachs Internet Tollkeeper(SM) Portfolio ING Hard Assets Portfolio
                            ING Jennison Equity Opportunities Portfolio
                            ING Mercury Focus Value Portfolio
                            ING Mercury Fundamental Growth Portfolio
                            ING Salomon Brothers All Cap Portfolio
                            ING Salomon Brothers Investors Portfolio
                            ING T. Rowe Price Equity Income Portfolio
                            ING Van Kampen Equity Growth Portfolio
                            ING Van Kampen Growth and Income Portfolio
                            ING Van Kampen Real Estate Portfolio

                         INTERNATIONAL/GLOBAL
                            ING Capital Guardian Managed Global Portfolio ING Developing World Portfolio
                            ING Van Kampen Global Franchise Portfolio

                         Goldman Sachs Internet Tollkeeper(SM) is a service mark of Goldman, Sachs & Co.

NOT ALL PORTFOLIOS MAY BE AVAILABLE
IN ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

                                                                      [ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT IS: NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR OBJECTIVE.

THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS


                                                        PAGE
INTRODUCTION

ING Investors Trust
Investment Adviser
Portfolios and Portfolio Managers
Class of Shares.
Investing through your Variable Contract
    or Qualified Plan.
Why Reading this Prospectus is Important

DESCRIPTION OF THE PORTFOLIOS

    ING AIM Mid Cap Growth.
    ING Alliance Mid Cap Growth
    ING Capital Guardian Large Cap Value
    ING Capital Guardian Managed Global
    ING Capital Guardian Small Cap
    ING Developing World
    ING FMR(SM) Diversified Mid Cap
    ING Goldman Sachs Internet Tollkeeper(SM)
    ING Hard Assets
    ING Jennison Equity Opportunities
    ING Mercury Focus Value
    ING Mercury Fundamental Growth
    ING Salomon Brothers All Cap.
    ING Salomon Brothers Investors
    ING T. Rowe Price Capital Appreciation
    ING T. Rowe Price Equity Income
    ING UBS U.S. Balanced..
    ING Van Kampen Equity Growth.
    ING Van Kampen Global Franchise
    ING Van Kampen Growth and Income
    ING Van Kampen Real Estate

PORTFOLIO FEES AND EXPENSES

SUMMARY OF PRINCIPAL RISKS.

MORE INFORMATION
    Percentage and Rating Limitations
    A Word about Portfolio Diversity
    Additional Information about the
       Portfolios
    Non-Fundamental Investment Policies
    Temporary Defensive Positions
    Independent Auditors
    Administrative Services
    Portfolio Distribution.
    Classes of Shares
      Service Fees
    Interests of the Holders of the
      Variable Insurance Contracts
      And Policies and Qualified
      Retirement Plans

OVERALL MANAGEMENT OF THE TRUST
    The Adviser
    Management Fee

SHARE PRICE

TAXES AND DISTRIBUTIONS

FINANCIAL HIGHLIGHTS

TO OBTAIN MORE INFORMATION                              Back

ING INVESTORS TRUST TRUSTEES                            Back


AN INVESTMENT IN ANY PORTFOLIO OF THE TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

                          DESCRIPTION OF THE PORTFOLIOS

                                  INTRODUCTION

ING INVESTORS TRUST


The ING Investors Trust (the "Trust") is an open-end management investment company. The Trust is a group of mutual funds (referred to individually as a "Portfolio" and collectively, as the "Portfolios"). Not all of the Portfolios are offered in this prospectus ("Prospectus").

INVESTMENT ADVISER

Directed Services, Inc. ("DSI" or the "Adviser") is the investment adviser of each Portfolio, and each Portfolio has a sub-adviser referred to herein as a "Portfolio Manager". DSI is a wholly owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management.


PORTFOLIOS AND PORTFOLIO MANAGERS

ING AIM Mid Cap Growth Portfolio --AIM Capital Management, Inc.
ING Alliance Mid Cap Growth Portfolio -- Alliance Capital Management L.P.
ING Capital Guardian Large Cap Value Portfolio -- Capital Guardian Trust Company ING Capital Guardian Managed Global Portfolio -- Capital Guardian Trust Company ING Capital Guardian Small Cap Portfolio -- Capital Guardian Trust Company

ING Developing World Portfolio -- ING Investment Management Advisors B.V.
("IIMA")

ING FMR(SM) Diversified Mid Cap Portfolio -- Fidelity Management & Research Company
ING Goldman Sachs Internet Tollkeeper(SM) Portfolio -- Goldman Sachs Asset Management, L.P.
ING Hard Assets Portfolio -- Baring International Investment Limited
ING Jennison Equity Opportunities Portfolio -- Jennison Associates LLC
ING Mercury Focus Value Portfolio -- Mercury Advisors
ING Mercury Fundamental Growth Portfolio -- Mercury Advisors
ING Salomon Brothers All Cap Portfolio -- Salomon Brothers Asset Management Inc. ING Salomon Brothers Investors Portfolio -- Salomon Brothers Asset Management Inc.
ING T. Rowe Price Capital Appreciation Portfolio -- T. Rowe Price Associates,
Inc.
ING T. Rowe Price Equity Income Portfolio -- T. Rowe Price Associates, Inc.
ING UBS U.S. Balanced Portfolio -- UBS Global Asset Management (Americas) Inc. ING Van Kampen Equity Growth ...Portfolio -- Van Kampen
ING Van Kampen Global Franchise Portfolio -- Van Kampen
ING Van Kampen Growth and Income ....Portfolio -- Van Kampen
ING Van Kampen Real Estate Portfolio -- Van Kampen

CLASS OF SHARES


Pursuant to a multiple class plan, each Portfolio offers four classes of shares. This Prospectus relates only to the Service Class (Class S) shares of the Trust. For more information about share classes, please refer to the section of this Prospectus entitled "Classes of Shares."


INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN


Shares of the Portfolios of the Trust may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates. Class S shares also may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.

WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, strategy and risks of each of the Portfolios of the Trust offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

ING AIM MID CAP GROWTH




PORTFOLIO MANAGER


A I M Capital Management, Inc. ("AIM Capital")


INVESTMENT OBJECTIVE

Capital appreciation


PRINCIPAL INVESTMENT STRATEGY

The Portfolio seeks to meet its objective by investing, normally, at least 80% of its assets in securities of mid-capitalization companies. In complying with this 80% investment requirement, the Portfolio will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as debt securities and synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Portfolio considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap Index(R) during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap Growth Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000(R) Index. The Russell 1000(R) Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. These companies are considered representative of medium-sized companies. Under normal conditions, the top 10 holdings may comprise up to 40% of the Portfolio's total assets.


The Portfolio may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the Portfolio may also hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.


The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have favorable prospects for future growth. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.


The Portfolio may also loan up to 33 1/3% of its total assets.

In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the Portfolio may not achieve its investment objective.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the Portfolio does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.


PRINCIPAL RISKS


The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK

                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]


           ING AIM MID CAP GROWTH PORTFOLIO -- ANNUAL TOTAL RETURN*(1)


1996                        19.39
1997                        23.16
1998                         0.84
1999                        56.24
2000                       -12.45
2001                       -21.17
2002                       -31.69
2003                           __%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell Midcap(R) Growth Index. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.


                         AVERAGE ANNUAL TOTAL RETURN*(1)


                                                             10/02/95
                                    1 YEAR      5 YEAR      (INCEPTION)
Class S Return                         %          %             %
Russell Midcap(R) Growth Index         %          %             %(2)


                                  BEST QUARTER


Quarter Ended
______      _______%


                                  WORST QUARTER


Quarter Ended
______      _______%



* The performance information presented above is for December 31 of each year.

(1) AIM Capital has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

(2)  Index return is for the period beginning October 1, 1995.

MORE ON THE PORTFOLIO MANAGER


AIM Capital has managed the Portfolio since March 1, 1999. AIM Capital is an indirect subsidiary of AMVESCAP, one of the world's largest independent investment companies. As of December 31, 2003, AIM Capital and its immediate parent, AIM Advisors, Inc., managed approximately $149 billion in assets. The address of AIM Capital is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


The following persons at AIM Capital are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           ---------------------------------------
Karl Farmer                    Portfolio Manager

                               Mr. Farmer has been associated with AIM Capital and its affiliates since 1998. Prior to 1998, Mr.
                               Farmer spent six years as a pension actuary with William M. Mercer, Inc., focusing on retirement plans and other benefit programs.

Jay K. Rushin                  Portfolio Manager

                               Mr. Rushin has been associated with AIM Capital and/or its affiliates from 1998 to the present and 1994 to 1996. During the period of 1996 to 1998, Mr. Rushin worked as an associate equity analyst at Prudential Securities.

ING ALLIANCE MID CAP GROWTH PORTFOLIO




PORTFOLIO MANAGER

Alliance Capital Management L.P. ("Alliance Capital")

INVESTMENT OBJECTIVE

Long-term total return

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests primarily in common stocks of middle capitalization companies. The Portfolio normally invests substantially all of its assets in high-quality common stocks that Alliance expects to increase in value. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in mid-capitalization companies. For purposes of this policy, net assets include any borrowings for investment purposes. The Portfolio also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. Government securities and high quality, short- term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The Portfolio may invest without limit in foreign securities. The Portfolio generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.


The Portfolio also may:

- write exchange-traded covered call options on up to 25% of its total assets;

- make secured loans on portfolio securities of up to 25% of its total assets;

- enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets; and


- enter into futures contracts on securities indexes and options on such futures contracts.


PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these changes were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.


[CHART]


        ING ALLIANCE MID CAP GROWTH PORTFOLIO -- ANNUAL TOTAL RETURN*(1)


1999                        25.56
2000                       -17.12
2001                       -13.73
2002                       -30.04
2003                           __%




The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell Midcap Growth Index. The Russell Midcap Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

                         AVERAGE ANNUAL TOTAL RETURN*(1)


                                     1 YEAR       8/14/98
                                                 (INCEPTION)
Class S Return                         %            %
Russell Midcap Growth Index            %            %(2)


                                  BEST QUARTER


Quarter Ended
______      _______%

                                  WORST QUARTER

Quarter Ended
______      _______%



* The performance information presented above is for December 31 of each year.


(1) Alliance Capital Management L.P. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

(2)  Index return is for the period beginning August 1, 1998.

MORE ON THE PORTFOLIO MANAGER


Alliance Capital is a leading global investment management firm supervising client accounts with assets as of December 31, 2003, totaling approximately $475 billion. Alliance Capital provides investment management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance Capital is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios.

As of December 31, 2003, Alliance Holding owns approximately 31% of the units of limited partnership interest in Alliance Capital. AXA Financial, Inc. owns approximately 55% of the outstanding publicly traded Alliance Holding Units and approximately 1.9% of the outstanding Alliance Capital Units, which, including the general partnership interests Alliance Capital and Alliance Holding, represents a 55.5% economic interest in Alliance Capital. AXA Financial, Inc. is a wholly owned subsidiary of AXA one of the largest global financial services organizations.


The following person at Alliance Capital is primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           ---------------------------------------
Catherine Wood                 Senior Vice President and Portfolio Manager,
                               Alliance Capital, and Chief Investment Officer,
                               Regent Investor Services, a division of Alliance
                               Capital.

                               Ms. Wood joined Alliance Capital in 2001 from
                               Tupelo Capital Management where she was a general partner, co-managing global equity-oriented portfolios. Prior to that, Ms. Wood worked for 19 years with Jennison Associates as a Director and Portfolio Manager, Equity Research Analyst and
                               Chief Economist.

ING CAPITAL GUARDIAN LARGE CAP VALUE PORTFOLIO


PORTFOLIO MANAGER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term growth of capital and income

PRINCIPAL INVESTMENT STRATEGY


The Portfolio Manager seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of companies with market capitalizations greater than $1 billion at the time of investment.


In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Portfolio may hold American Depositary Receipts, which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars, and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts and Global Depositary Receipts. The Portfolio may invest a portion of its assets in debt securities and cash equivalents. The Portfolio may also engage in hedging transactions including put and call options on securities, financial futures contracts, including stock index futures, and interest rate and currency.




The Portfolio may also lend up to 33 1/3% of its total assets.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                DERIVATIVES RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]


    ING CAPITAL GUARDIAN LARGE CAP VALUE PORTFOLIO -- ANNUAL TOTAL RETURN*(1)


2001                        -3.62
2002                       -23.79
2003                           __%




The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index. The Standard & Poor's 500 Index is an unmanaged index consisting of 500 U.S. stocks.


                         AVERAGE ANNUAL TOTAL RETURN*(1)



                                         2/1/00
                           1 YEAR      (INCEPTION)
Class S Return              ____%         ____%
S&P 500 Index               ____%         ____%



                                  BEST QUARTER

Quarter Ended
______      _______%

                                  WORST QUARTER

Quarter Ended
______      _______%



* The performance information presented above is for December 31 of each year.

(1) Capital Guardian has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different portfolio manager.


MORE ON THE PORTFOLIO MANAGER


Capital Guardian, located at 333 South Hope Street, Los Angeles, CA 90071, has managed of the Portfolio since inception. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $146 billion in assets as of December 31, 2003.


The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           ---------------------------------------
Karen A. Miller                Ms. Miller is a Senior Vice President and
                               Director of Capital International Research, Inc.
                               with portfolio management responsibilities for
                               Capital Guardian Trust Company. She joined the
                               Capital Guardian Organization in 1990 where she
                               served in various portfolio management positions.

Michael R. Ericksen            Mr. Ericksen is a Senior Vice President and
                               Portfolio Manager. He joined the Capital Guardian
                               organization in 1987 where he served in various
                               capacities.

David Fisher                   Mr.  Fisher  is  Chairman  of  the  Board  of
                               Capital Guardian Group International, Inc. and
                               Capital Guardian. He joined the Capital Guardian
                               organization in 1969 where he served in various
                               portfolio management positions.

Theodore Samuels               Mr.  Samuels is a Senior Vice  President  and
                               Director for Capital Guardian, as well as a
                               Director of Capital International Research, Inc.
                               He joined the Capital Guardian organization in
                               1981 where he served in various portfolio
                               management positions.

Eugene P. Stein                Mr. Stein is Executive Vice President, a
                               Director, a portfolio manager, and Chairman of
                               the Investment Committee for Capital Guardian. He
                               joined the Capital Guardian organization in 1972
                               where he served in various portfolio manager
                               positions.

Terry Berkemeier               Mr. Berkemeier is a Vice President of Capital
                               International Research, Inc. with U.S. equity
                               portfolio management responsibility in Capital
                               Guardian. He joined the Capital Guardian
                               organization in 1992.

Alan J. Wilson                 Mr. Wilson is an Executive Vice President and
                               U.S. Research Director for Capital International
                               Research, Inc. (CIRI). He is also an investment
                               analyst for CIRI with portfolio management
                               responsibilities, specializing in U.S. oil
                               services and household products. He also serves
                               as Vice President and a Director of Capital
                               Guardian Trust Company. Prior to joining the
                               organization in 1991 Mr. Wilson was a consultant
                               with the Texas Eastern Corporation.

ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO




PORTFOLIO MANAGER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Capital appreciation.  Current income is only an incidental consideration.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests primarily in common stocks traded in securities markets through out the world. The Portfolio may invest up to 100% of its total assets in securities traded in securities markets outside the United States. The Portfolio generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States.


In unusual market circumstances where the Portfolio Manager believes that foreign investing may be unduly risky, all of the Portfolio's assets may be invested in the United States. The Portfolio may hold a portion of its assets in debt securities, cash or money market instruments.


The Portfolio may invest in any type of company, large or small, with earnings that show a relatively strong growth trend, or in a company in which significant further growth is not anticipated but whose securities are thought to be undervalued. The Portfolio may also invest in small and relatively less well-known companies.


The Portfolio may write covered put and call options on securities and indexes, purchase and sell futures contracts, and enter into foreign currency transactions. The Portfolio may also engage in short sales (up to 25% of total assets) and borrow up to 10% of total assets (up to 25% to meet redemptions).

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK

                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                                SHORT SALES RISK
                               SMALL COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]


    ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO -- ANNUAL TOTAL RETURN*(1)


1994                       -13.21
1995                         7.56
1996                        12.27
1997                        12.17
1998                        29.31
1999                        63.30
2000                       -14.56
2001                       -11.91
2002                       -20.18
2003                           __%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Morgan Stanley Capital International All Country World Free Index ("MSCI All Country World Free Index"). The MSCI All Country World Free Index is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets.

                         AVERAGE ANNUAL TOTAL RETURN*(1)


                                    1 YEAR    5 YEAR    10 YEAR
Class S Return                       ____%     ____%     ____%
MSCI All Country World Free Index    ____%     ____%     ____%


                                  BEST QUARTER


Quarter Ended
______      _______%


                                  WORST QUARTER


Quarter Ended
______      _______%



* The performance information presented above is for December 31 of each year.


(1) Capital Guardian has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different portfolio manager.

MORE ON THE PORTFOLIO MANAGER


Capital Guardian, located at 333 South Hope Street, Los Angeles, CA 90071, began management of the Portfolio on February 1, 2000. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $146 billion in assets as of December 31, 2003.


The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           ---------------------------------------
David I. Fisher                Mr. Fisher is Chairman of the Board of Capital
                               Group Inter- national, Inc. with portfolio
                               management responsibilities for Capital Guardian

                               Trust Company, and joined the Capital Guardian
                               Trust Organization in 1969.

Eugene P. Stein                Mr. Stein is an Executive Vice President of
                               Capital Guardian Trust Company, and joined the
                               Capital Guardian Trust Company organization in
                               1972.

Christopher A. Reed            Mr. Reed is a Vice President of Capital
                               International Research, Inc. with portfolio
                               management responsibilities for Capital Guardian
                               Trust Company, and joined the Capital Guardian
                               Trust Company organization in 1993.

Michael R. Ericksen            Mr. Ericksen is a Senior Vice President and
                               Portfolio Manager for Capital Guardian Trust
                               Company, and joined the Capital Guardian Trust
                               Company organization in 1986.

Richard N. Havas               Mr. Havas is a Senior Vice President and a
                               Portfolio Manager with research responsibilities
                               for the Capital Guardian Trust Company, and
                               joined the Capital Guardian Trust Company
                               organization in 1985.

Nancy J. Kyle                  Ms. Kyle is a Senior Vice President of
                               Capital Guardian Trust Company, and joined the
                               Capital Guardian Trust Company organization in
                               1990.

Lionel M. Sauvage              Mr. Sauvage is a Senior Vice President of
                               Capital Guardian Trust Company, and joined the
                               Capital Guardian Trust Company organization in
                               1986.

Nilly Sikorsky                 Ms. Sikorsky is Chairman of Capital International
                               S.A., Vice Chairman of Capital International
                               Limited, a Director of The Capital Group
                               Companies, Inc. and Managing Director - Europe of
                               Capital Group International, Inc. She is a
                               Portfolio Manager and was managing editor of the
                               Morgan Stanley Capital International Perspective
                               for 20 years. She joined Capital Guardian Trust
                               Company in 1962.

Rudolf M. Staehelin            Mr. Staehelin is a Senior Vice President and
                               Director of Capital International Research, Inc.
                               with portfolio management responsibilities for
                               Capital Guardian Trust Company, and joined the
                               Capital Guardian Trust Company organization in
                               1981.

ING CAPITAL GUARDIAN SMALL CAP PORTFOLIO




PORTFOLIO MANAGER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests at least 80% of its assets in equity securities of small capitalization ("small-cap") companies. The Portfolio Manager considers small cap companies to be companies that have total market capitalization within the range of companies included in the:

        -  Russell 2000(R) Index; and
        -  Standard & Poor's SmallCap 600 Index.

Both indexes are broad indexes of small capitalization stocks. As of December 31, 2003, the range of the market capitalizations of companies included in the Russell 2000(R) Index was $7.1 million to $2.0 billion, the range of the market capitalizations of companies included in the S&P SmallCap 600 Index was $68.6 million to $4.9 billion, and the combined range was $7.1 million to $4.9 billion. The Portfolio may invest up to 20% of its assets in companies out-side this combined range, measured at the time of investment.


Equity securities in which the Portfolio may invest include common or preferred stocks, or securities convertible into or exchangeable for equity securities, such as warrants and rights.

The Portfolio invests primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market but may also invest in foreign companies. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth because of factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit volume growth rate.

The Portfolio may engage in derivatives, including interest rate and securities index futures contracts and options on such futures contracts. The Portfolio may also enter into currency-related transactions including, currency futures and forward contracts and options on currencies.

The Portfolio may also enter into short sales, lend its securities and borrow up to 10% of its net assets (up to 25 % to meet redemptions).

The Portfolio may also invest a portion of its assets in money market instruments and repurchase agreements. When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could pre-vent the Portfolio from achieving its stated objective. The strategy employed by the Port-folio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                DERIVATIVES RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK

                               OTC INVESTMENT RISK
                                SHORT SALES RISK
                               SMALL COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Port-folio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]


       ING CAPITAL GUARDIAN SMALL CAP PORTFOLIO -- ANNUAL TOTAL RETURN*(1)


1996                        20.10
1997                        10.32
1998                        20.98
1999                        50.61
2000                       -18.17
2001                        -1.56
2002                       -25.43
2003                           __%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell 2000(R) Index and the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600 Index"). The Russell 2000(R) Index is an unmanaged equity index representing the 2,000 smallest companies in the Russell 3000(R) Index, which contains the 3,000 largest U.S. companies based upon total market capitalization. The S&P SmallCap 600 Index is a market-value weighted index consisting of 600 domestic stocks chosen for market size, liquidity and industry group representation.




                         AVERAGE ANNUAL TOTAL RETURN*(1)


                                                         1/3/96
                                    1 YEAR    5 YEAR   (INCEPTION)
Class S Return                       ____%     ____%     ____%
Russell 2000(R) Index                ____%     ____%     ____%(2)
S&P SmallCap 600 Index               ____%     ____%     ____%(2)


                                  BEST QUARTER


Quarter Ended
______      _______%

                                  WORST QUARTER

Quarter Ended
______      _______%

* The performance information presented above is for December 31 of each year.

(1) Capital Guardian has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different portfolio manager.

(2)  Index return is for the period beginning January 1, 1996.


MORE ON THE PORTFOLIO MANAGER


Capital Guardian, located at 333 South Hope Street, Los Angeles, CA 90071, began management of the Portfolio on February 1, 2000. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $146 billion in assets as of December 31, 2003.


The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           ---------------------------------------
Michael R. Ericksen            Mr. Ericksen is a Senior Vice President and
                               Portfolio Manager for Capital Guardian Trust
                               Company, and joined the Capital Guardian Trust
                               organization in 1986.

James S. Kang                  Mr. Kang is Vice President for Capital
                               International Research, Inc. with research and
                               portfolio management responsibilities with
                               Capital Guardian Trust Company, and joined the
                               Capital Guardian Trust Company organization in
                               1987.

Robert G. Kirby                Mr. Kirby is a Chairman Emeritus and a Portfolio
                               Manager of Capital Guardian Trust Company, and
                               was a founding officer of the Capital Guardian
                               Trust Company organization in 1968.

Karen A. Miller                Ms. Miller is a Senior Vice President and
                               Director of Capital International Research, Inc.
                               with portfolio management responsibilities for
                               Capital Guardian Trust Company, and joined the
                               Capital Guardian Trust Company organization in
                               1990.

Lawrence R. Solomon            Mr. Solomon is a Senior Vice President and
                               Director of Cap-ital International Research, Inc.
                               with portfolio management responsibilities for
                               Capital Guardian Trust Company, and joined the
                               Capital Guardian Trust Company organization in
                               1984.

Kathryn M. Peters              Ms. Peters is a Vice President and U.S. Small
                               Capitalization Equity Portfolio Manager for
                               Capital International Research, Inc. Prior to
                               joining the organization in 2001, Ms. Peters was
                               a portfolio manager and principal with Montgomery
                               Asset Management, LLC.

ING DEVELOPING WORLD PORTFOLIO

PRINCIPAL INVESTMENT STRATEGY

PORTFOLIO MANAGER

ING Investment Management Advisors B.V. ("IIMA")

INVESTMENT OBJECTIVE

Capital appreciation

The Portfolio normally invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio Manager defines emerging country securities as those included in the MSCI Emerging Markets Free Index, which currently includes 26 countries, divided over three main sub-regions:
Asia, Latin America and EMEA (emerging Europe, Middle East and Africa).

The Portfolio may invest up to 20% of its assets in securities of U.S. and other developed market issuers, including investment-grade debt securities of U.S. issuers. Under normal conditions, the Portfolio invests at least 75% of its total assets in common and preferred stocks, American and Global Depositary Receipts, warrants and convertible securities. The Portfolio may invest in small and medium-sized companies.

In selecting securities located in emerging market countries, the Portfolio Manager uses a bottom-up fundamental analysis to identify companies which it believes have good earnings growth prospects and that can be bought at a price which seems reasonable. To help in this process, the Portfolio Manager scores the emerging markets stocks on a wide range of quantitative and qualitative measures, with particular attention paid to long-term and short-term earnings growth prospects and valuation measures. The Portfolio Manager seeks securities of emerging markets issuers which are relatively liquid and covered by professional securities analysts.

In selecting stocks in developed markets, the Portfolio Manager seeks the most attractive opportunities in such markets. For such securities, the Portfolio Manager uses a bottom-up analysis to choose companies which offer good value relative to their peers in the same industry, sector or region. The Portfolio Manager also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors to estimate regional market risks. In conducting its fundamental analysis, the Portfolio Manager focuses on various matters, including valuation of the companies, potential catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK

                              DEBT SECURITIES RISK
                              EMERGING MARKET RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                             SECURITIES LENDING RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]


            ING DEVELOPING WORLD PORTFOLIO -- ANNUAL TOTAL RETURN*(1)


1999                        61.66
2000                       -33.79
2001                        -5.25
2002                       -10.70
2003                           __%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Morgan Stanley Capital International Emerging Markets Free Index ("MSCI Emerging Markets Free Index"). The MSCI Emerging Markets Free Index is an unmanaged index that is comprised of equity securities in emerging markets.

                         AVERAGE ANNUAL TOTAL RETURN*(1)


                                    1 YEAR       2 18/98
                                               (INCEPTION)
Class S Return                       ____%        ____%
MSCI Emerging Markets Free Index     ____%        ____%(2)


                                  BEST QUARTER


Quarter Ended
______      _______%

                                 WORST QUARTER

Quarter Ended
______      _______%



* The performance information presented above is for December 31 of each year.

(1)  IIMA has managed the Portfolio since March 1, 2004. Baring
     International managed the Portfolio from March 1, 1999 through ____. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

(2)  Index return is for the period beginning February 1, 1998.



MORE ON THE PORTFOLIO MANAGER

IIMA is a Netherlands corporation organized in 1896 that became an investment advisory company in 1991. Its principal office is located at Prinses Beatrixlaan 15, 2595AK The Hague, the Netherlands. Prior to March 1, 2004, Baring International Investment Limited served as the Portfolio Manager to the Portfolio.

The following persons at IIMA are primarily responsible for the day-to-day investment decisions of the Portfolio:



Jan Wim Derks             Mr. Derks has served as a member of IIMA's emerging
                          markets portfolio management team (the "Management
                          Team") since October 2000. He also serves as Director
                          of Global Emerging Markets Equities at ING Investment
                          Management, Inc. - Europe ("IIM-Europe"). Prior to
                          joining IIM-Europe in 1997, Mr. Derks managed a Latin
                          American equity fund with ABN AMRO.

Eric Conrads              Mr. Conrads joined ING in 1996 after participating in
                          a financial trainee program in Tokyo. Since 1997 he
                          has managed the BBL Latin America Equity Fund and in
                          2001 he took over the management of the ING Latin
                          America Equity Funds. In early 2003, Mr. Conrads
                          joined the Global Emerging Markets Team at IIM-Europe
                          while also continuing his responsibilities managing
                          ING's Latin American regional funds.

Bratin Sanyal             Mr. Sanyal has served as a member of the Management
                          Team since December 1998. He serves as the Senior
                          Portfolio Manager - Global Emerging Markets Equities
                          at IIM-Europe. Mr. Sanyal has held several positions
                          with IIM-Europe, most recently as an Asian equity fund
                          manager. Mr. Sanyal joined IIM - Europe in 1995.

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO




PORTFOLIO MANAGER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Long-term growth of capital


PRINCIPAL INVESTMENT STRATEGY

The Portfolio Manager normally invests the Portfolio's assets primarily in common stocks.

The Portfolio Manager normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Portfolio Manager generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap(R) Index or the Standard & Poor's MidCap 400 Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Portfolio Manager may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.


The Portfolio Manager may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.


The Portfolio Manager may invest up to 25% of the Portfolio's assets in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers. The Portfolio Manager is not constrained by any particular investment style. At any given time, the Portfolio Manager may tend to buy "growth" stocks or "value" stocks, or a combination of both types.

The Portfolio Manager relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. In buying and selling securities for the Portfolio, the Portfolio Manager invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.


PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed be-low which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:


                         ACTIVE OR FREQUENT TRADING RISK

                                DERIVATIVES RISK

                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK

                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK
                              VALUE INVESTING RISK




In response to market, economic, political or other conditions, the Portfolio Manager may temporarily use a different investment strategy for defensive purposes. If the Portfolio Manager does so, different factors could affect the Portfolio's performance and the Portfolio may not achieve its investment objective.


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]


          ING FMR DIVERSIFIED MID-CAP PORTFOLIO -- ANNUAL TOTAL RETURN*


2001                        -6.64
2002                       -19.34
2003                           __%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of two indices - Standard & Poor's(R) MidCap 400 Index ("S&P MidCap 400 Index") and the Russell Midcap(R) Index. The S&P MidCap 400 Index is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity, and industry group representation. The Russell Midcap(R) Index is an unmanaged index consisting of the 800 smallest companies in the Russell 1000(R) Index. The Russell 1000(R) Index contains the 1,000 largest companies in the United States. The S&P MidCap 400 Index is intended to be the comparative index. The Portfolio Manager has determined that the S&P MidCap 400 Index is the more appropriate index than the Russell Midcap(R) Index for use as a comparative index since it more closely reflects the performance of the securities in which the Portfolio invests.

                          AVERAGE ANNUAL TOTAL RETURN*


                                    1 YEAR    5 YEAR    1/3/96
                                                      (INCEPTION)
Class S Return                       ____%     ____%     ____%
Russell 2000(R) Index                ____%     ____%     ____%(2)
S&P SmallCap 600 Index               ____%     ____%     ____%(2)


                                  BEST QUARTER


Quarter Ended
______      _______%


                                  WORST QUARTER


Quarter Ended
______      _______%



* The performance information presented above is for December 31 of each year.


(1)  Index return is for the period beginning October 1, 2000.

MORE ON THE PORTFOLIO MANAGER


FMR has managed the Portfolio since its inception. FMR Corp., organized in 1972, is the ultimate parent company of FMR. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward
C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

As of December 31, 2003, FMR and its wholly-owned subsidiaries had approximately $699 billion in total assets under management. The address of FMR is 82 Devonshire Street, Boston, MA 02109.

The following person at FMR is primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
Tom Allen           Vice President of FMR and Portfolio Manager of the Portfolio
                    since February 2004.

                    Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and manager.

ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM) PORTFOLIO




PORTFOLIO MANAGER


Goldman Sachs Asset Management, L.P. ("GSAM")


INVESTMENT OBJECTIVE

Long-term growth of capital

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of investment) in equity investments in "Internet Tollkeeper" companies, which are companies in the media, telecommunications, technology and internet sectors, which provide access, infrastructure, content and services to internet companies and internet users. In general, the Portfolio Manager defines a tollkeeper company as a company with predictable, sustainable or recurring revenue streams. The Portfolio Manager anticipates that tollkeeper companies may increase revenue by increasing "traffic," or customers and sales, and raising "tolls," or prices. The Portfolio Manager does not define companies that merely have an internet site or sell some products over the internet as internet Tollkeepers although the Portfolio may invest in such companies as part of the Portfolio's 20% basket of securities which are not or may not be defined as Internet Tollkeepers.


Examples of Internet Tollkeeper companies may include:


     - Access providers that enable individuals and businesses to connect to the Internet through, for example, cable systems or the telephone network;
     - Infrastructure companies that provide items such as servers, routers, software and storage necessary for companies to participate in the Internet;
     - Media content providers that own copyrights, distribution networks and/or programming who may benefit from increased advertising by internet companies, and/or copyright owners that stand to benefit from having new distribution channels; and
     - Service providers that may facilitate transactions, communications, security, computer programming and back-office functions for Internet businesses.

Because the Portfolio concentrates its investments in Internet Tollkeeper companies, the Portfolio's performance may be substantially different from the returns of the broader stock market and of "pure" Internet mutual funds.

The Portfolio may participate significantly in the initial public offering ("IPO") market. The Portfolio may also invest up to 20% of its total assets in companies whose rapid adoption of an internet strategy is expected to improve their cost structure, revenue opportunities or competitive advantage and internet-based companies that the Portfolio Manager believes exhibit a sustainable business model.


The equity securities in which the Portfolio may invest include common stock, preferred stock, convertible securities, and warrants and rights, although the Portfolio invests primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in emerging markets or countries and securities quoted in foreign currencies. The Portfolio may maintain a portion of its assets in debt securities, asset-backed securities and cash equivalents. The Portfolio may invest up to 10% of its total assets in high-yield debt securities. The Portfolio may also invest in foreign currency hedging purchase and sale transactions, write covered put and call options on securities or securities indexes, enter into financial futures contracts or options on such contracts and sell portfolio securities short.


The Portfolio Manager may temporarily change its usual strategies if it believes economic conditions make it necessary to try to protect the Portfolio from potential loss. In this case, the Portfolio may invest more significantly in U.S. government securities, repurchase agreements collateralized by U.S. government securities, CD's, bankers' acceptances, repurchase agreements, commercial paper, bank instruments, and non-convertible preferred stocks or corporate bonds with a remaining maturity of less than one year, which may prevent the Portfolio from achieving its investment goal.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                   CREDIT RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                               INTEREST RATE RISK
                                  INTERNET RISK
                                    IPO RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              PRICE VOLATILITY RISK


                                   SECTOR RISK
                                SHORT SALES RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]


   ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM) PORTFOLIO - ANNUAL TOTAL RETURN*


2002                       -38.10
2003                           __%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of three broadly based market indices - the Standard & Poor's 500 Index ("S&P 500 Index"), the NASDAQ Composite Index and the Goldman Sachs Internet Index. The S&P 500 Index is an unmanaged index consisting of 500 U.S. Stocks. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small-Cap stocks. The Goldman Sachs Internet Index is a capitalization-weighted index of selected Internet companies.


                         AVERAGE ANNUAL TOTAL RETURN*


                                    1 YEAR     5/1/01
                                             (INCEPTION)
Class S Return                       ____%     ____%
S&P 500 Index                        ____%     ____%
NASDAQ Composite Index               ____%     ____%
Goldman Sachs Internet Index         ____%     ____%


                                  BEST QUARTER


Quarter Ended
______      _______%

                                  WORST QUARTER

Quarter Ended
______      _______%



* The performance information presented above is for December 31 of each year.


MORE ON THE PORTFOLIO MANAGER


Goldman Sachs Asset Management, L.P. ("GSAM"), a wholly owned subsidiary of The Goldman Sachs Group, Inc., serves as the Portfolio Manager to the Portfolio. Prior to the end of April 2003, Goldman Sachs Asset Management, a business unit of the Investment Management Division ("IMD") of Goldman, Sachs, & Co., ("Goldman Sachs") served as the Portfolio's Portfolio Manager. On or about April 26, 2003, GSAM assumed Goldman Sachs' portfolio management responsibilities for the Portfolio. As of December 31, 2003, Goldman Sachs, along with units of IMD, had assets under management of $347.7 billion. The address of GSAM is 32 Old Slip, New York, New York 10005.


The Portfolio is managed by a team of portfolio managers at GSAM. The following persons are primarily responsible for the day-to-day investment decisions of the
Portfolio:


NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           ---------------------------------------
Steven M. Barry                Mr. Barry is a managing director, Co-Chief
                               Investment Officer and senior portfolio manager
                               of GSAM. He joined GSAM as a portfolio manager in
                               1999. From 1988 to 1999, Mr. Barry was a
                               portfolio manager at Alliance Capital Management.

Kenneth T. Berents             Mr. Berents is a managing director, co-chairman
                               of the investment committee and senior portfolio
                               manager of GSAM. He joined GSAM as a portfolio
                               manager in 2000. From 1992 to 1999, Mr. Berents
                               was Director of Research and head of the
                               Investment Committee at Wheat First Union.

Herbert E. Ehlers              Mr. Ehlers is a managing director, Chief
                               Investment Officer, and senior portfolio manager
                               of GSAM. He joined GSAM as a senior portfolio
                               manager and Chief Investment Officer of the
                               Growth Team in 1997. From 1981 to 1997, Mr.
                               Ehlers was the chief investment officer and
                               chairman of Liberty Investment Management, Inc.
                               ("Liberty"), and its predecessor firm, Eagle
                               Asset Management ("Eagle").

Gregory H. Ekizian             Mr. Ekizian is a managing director, Co-Chief
                               Investment Officer and senior portfolio manager
                               of GSAM. He joined GSAM as a portfolio

                               manager and co-chair of the growth investment committee in 1997. From 1990 to 1997, Mr. Ekizian was a portfolio manager at Liberty and its predecessor firm, Eagle.

Scott Kolar                    Mr. Kolar is a vice president and a portfolio
                               manager of GSAM. He joined GSAM as an equity
                               analyst in 1997 and became a portfolio manager in
                               1999. From 1994 to 1997, Mr. Kolar was an equity
                               analyst and information systems specialist at
                               Liberty.

Wilson K. Magee, Jr.           Mr. Magee is a vice president and a portfolio
                               manager of GSAM. Mr. Magee joined GSAM as a
                               portfolio manager in 2003. From 1997 to 2002, he
                               was a portfolio manager for Grantham Mayo Van
                               Otterloo & Co.

Ernest C. Segundo, Jr.         Mr. Segundo is a vice president, co-chairman of
                               the investment committee and senior portfolio
                               manager of GSAM. He joined GSAM as a portfolio
                               manager in 1997. From 1992 to 1997, Mr. Segundo
                               was a portfolio manager at Liberty and its
                               predecessor firm, Eagle.

Andrew F. Pyne                 Mr. Pyne is a managing director and senior
                               portfolio manager of GSAM. He joined GSAM as a
                               product manager in 1997 and became a portfolio
                               manager in August 2001. From 1992 to 1997, Mr.
                               Pyne was a product manager at Van Kampen
                               Investments.

Mark Shattan                   Mr. Shattan is a vice president and portfolio
                               manager of GSAM. Mr. Shattan joined GSAM as an
                               equity analyst in 1999 and became a portfolio
                               manager in 2002. From 1997 to 1999, he was an
                               equity research analyst at Salomon Smith Barney.

David G. Shell                 Mr. Shell is a managing director, Co-Chief
                               Investment Officer and senior portfolio manager
                               of GSAM. He joined GSAM as a portfolio manager in
                               1997. From 1987 to 1997, Mr. Shell was a
                               portfolio manager at Liberty and its predecessor
                               firm, Eagle.

ING HARD ASSETS PORTFOLIO




PORTFOLIO MANAGER

Baring International Investment Limited ("Baring International")

INVESTMENT OBJECTIVE

Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in the equities of producers of commodities.

Hard asset securities in which the Portfolio may invest include equity securities and debt securities of hard asset companies. Equity securities in which the Portfolio invests can include common and preferred stocks and American and Global Depositary Receipts but also may include other types of equity and equity derivative securities. The Portfolio may also invest in structured notes, whose value is linked to the price of a hard asset commodity or a commodity index. Hard asset companies are companies that are directly or indirectly engaged significantly in the exploration, development, production or distribution of one or more of the following:


    -    precious metals;
    -    ferrous and non-ferrous metals;
    -    integrated oil;
    -    gas/other hydrocarbons;
    -    forest products;
    -    agricultural commodities; and
    -    other basic materials that can be priced by a market.


The Portfolio may invest up to a maximum of 50% of its net assets in any of the above sectors. The Portfolio's investment strategy is based on the belief that hard asset securities can protect against eroding monetary values or a rise in activity which consumes more of these commodities.

The Portfolio also may invest in:


    -    securities of foreign issuers, including up to 35% in South Africa;
    -    companies not engaged in natural resources/hard asset activities;
    -    investment-grade corporate debt;
    -    U.S. government or foreign obligations;
    -    money market instruments;
    -    repurchase agreements;
    - special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country; and
    -    derivatives.


The Portfolio may also invest directly in commodities, including gold bullion and coins.

Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter, and include:


    -    common stock;
    -    preferred stock;
    -    rights;
    -    warrants;
    -    "when-issued" securities;
    -    direct equity interests in trusts;
    -    joint ventures;
    -    "partly paid" securities;
    -    partnerships; and
    -    restricted securities.


The Portfolio may also engage in short sales (up to 25% of net assets).

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                           BORROWING AND LEVERAGE RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK

                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                                 HARD ASSET RISK
                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               OTC INVESTMENT RISK
                     RESTRICTED AND ILLIQUID SECURITIES RISK
                                   SECTOR RISK
                                SHORT SALES RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]


              ING HARD ASSETS PORTFOLIO -- ANNUAL TOTAL RETURN*(1)


1994                         2.53
1995                        10.69
1996                        33.17
1997                         6.22
1998                       -29.58
1999                        23.36
2000                        -4.73
2001                       -12.12
2002                         0.80
2003                           __%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of three broadly based market indexes - the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), Goldman Sachs Natural Resources Index ("GSR Index"), and the Russell 2000(R) Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The GSR Index is a modified cap-weighted index which includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations. The Russell 2000(R) Index represents the 2,000 smallest companies in the Russell 3000(R) Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. The S&P 500 Index and the GSR Index are intended to be the comparative indices. The Portfolio Manager has determined that the GSR Index is a more appropriate index than the Russell 2000(R) Index for use as an additional comparative index since it more closely reflects the performance of the securities in which the Portfolio invests.


                         AVERAGE ANNUAL TOTAL RETURN*(1)


                                    1 YEAR    5 YEAR    10 YEAR
Class S Return                       ____%     ____%     ____%
S&P 500 Index                        ____%     ____%     ____%
GSR Index                            ____%     ____%     ____%
Russell 2000(R) Index                ____%     ____%     ____%


                                  BEST QUARTER


Quarter Ended
______      _______%


                                  WORST QUARTER


Quarter Ended
______      _______%



* The performance information presented above is as of December 31 for each year.
(1) Baring International has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.
(2) The GSR Index did not begin compiling performance data until 1996, therefore 10-year performance cannot be provided.


MORE ON THE PORTFOLIO MANAGER


Baring International is a subsidiary of Baring Asset Management Holdings Limited ("Baring Asset Management"). Baring Asset Management is the parent of the worldwide group of investment management companies that operate under the collective name "Baring Asset Management" and is owned by ING Groep N.V., a publicly traded company based in the Netherlands with worldwide insurance and banking subsidiaries. The address of Baring International is 155 Bishopsgate, London, United Kingdom.

Baring Asset Management provides global investment management services to U.S. investment companies and maintains major investment offices in Boston, London, Hong Kong and Tokyo. Baring Asset Management's predecessor corporation was founded in 1762. Baring Asset Management provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of December 31, 2003, Baring Asset Management managed approximately $35.2 billion in assets.


The following person at Baring International is primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           ---------------------------------------
John Payne                     Investment Manager

                               Mr. Payne has been an investment professional with Baring International and its ING affiliates since 1993 and has 18 years of investment experience.

ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO




PORTFOLIO MANAGER

Jennison Associates LLC ("Jennison")

INVESTMENT OBJECTIVE

Long-term capital growth

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its net assets (plus any borrowings for in-vestment purposes) in attractively valued equity securities of companies with current or emerging earnings growth the Portfolio Manager believes to be not fully appreciated or recognized by the market.

The Portfolio also may invest in preferred stocks, convertible securities and debt instruments that are consistent with its investment objective. The Portfolio also may invest up to 25% of its assets in foreign securities.


The Portfolio Manager uses a bottom-up research-based multi-cap opportunistic approach that seeks to identify attractively valued equity securities with favorable earnings prospects. The Portfolio Manager looks for investments that offer attractive reward to risk relationships as well as catalysts for fundamental change that could create strong return potential. Stocks can be poised for potential appreciation due to potential catalysts such as:


  -    Industry cycle turns;
  -    Corporate restructuring;
  -    New product development;

  -    Management focus on increasing shareholder value; and

  -    Improving balance sheets and cash flow.

The Portfolio Manager usually sells or reduces a particular security when it believes:


  -    a stock's long-term price objective has been achieved;

  -    a more attractive security has been identified;

  -    the reward to risk relationship of a stock is no longer favorable; and

  -    negative industry and/or company fundamentals have developed.

In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities.

The Portfolio may invest in options and futures contracts and may invest up to 25% of its total assets in real estate investment trusts.

The Portfolio may also loan up to 33 1/3% of its total assets.


PRINCIPAL RISKS


The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                                    REIT RISK
                               SMALL COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]


     ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO -- ANNUAL TOTAL RETURN*(1)


1994                        -1.59
1995                        30.16
1996                        20.26
1997                        28.95
1998                        12.68
1999                        24.64
2000                       -15.22
2001                       -12.98
2002                       -29.26
2003                           __%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index ("S&P 500 Index"). The S&P 500 Index is an unmanaged index consisting of 500 U.S. stocks.

                         AVERAGE ANNUAL TOTAL RETURN*(1)


                                    1 YEAR    5 YEAR    10 YEAR
Class S Return                       ____%     ____%     ____%
S&P 500 Index                        ____%     ____%     ____%


                                  BEST QUARTER


Quarter Ended
______      _______%


                                  WORST QUARTER


Quarter Ended
______      _______%

* The performance information presented above is for December 31 of each year.


(1) Jennison has managed the Portfolio since July 31, 2002. Performance prior to July 31, 2002 is attributable to different portfolio managers.

MORE ON THE PORTFOLIO MANAGER


Jennison is a registered investment adviser and wholly-owned subsidiary of Prudential Investment Management, Inc. ("PIM"). PIM is a wholly owned subsidiary of Prudential Asset Management Holding Company, Inc., which is a wholly owned subsidiary of Prudential Financial, Inc. The address of Jennison is 466 Lexington Avenue, New York, New York 10017. As of December 31, 2003, Jennison managed approximately $____ billion in assets.


The following persons at Jennison are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           ---------------------------------------
Mark G. DeFranco               Senior Vice President of Jennison

                               Mr. DeFranco has been associated with Jennison since 1998. Prior to joining Jennison, he served as an analyst and portfolio manager with Pomboy
                               Capital, as an analyst at Comstock Partners and as a member of the equity research sales division of Salomon Brothers.

Brian M. Gillott               Senior Vice President of Jennison

                               Prior to joining Jennison in 1998, Mr. Gillott served as an analyst with Soros Fund Management and as an analyst at GSAM & Co.

ING MERCURY FOCUS VALUE PORTFOLIO


PORTFOLIO MANAGER

Mercury Advisors

INVESTMENT OBJECTIVE

Long-term growth of capital

PRINCIPAL INVESTMENT STRATEGY

The Portfolio tries to achieve its investment objective by investing primarily in a diversified portfolio consisting of equity securities that the Portfolio Manager believes are undervalued relative to its assessment of the current or prospective condition of the issuer.

The Portfolio may invest in securities that are selling at a substantial discount to their intrinsic value, as measured by such factors as price-to-book ratio, price-to-earnings ratio and cash flow. The Portfolio may also invest in securities that are undervalued relative to prevailing market ratios. The Portfolio may invest in securities of companies or institutions that are experiencing poor operating conditions. Some of the characteristics of companies in which the Portfolio invests may include:


  -   depressed earnings;
  -   special competition;
  -   product obsolescence;
  -   relatively low price-to-earnings and price-to-book ratios; and
  -   stock out of favor.


The Portfolio may invest in debt securities of any maturity. The Portfolio has established no rating criteria for the fixed income securities in which it invests and the fixed income securities in which it invests may not be rated at all for creditworthiness.

Although not principal strategies, the Portfolio may also use the following investment strategies:


The Portfolio may invest in fixed income securities, including, high-yield debt securities that are rated below investment grade, commonly called "junk bonds."


The Portfolio may invest in junk bonds rated Caa or lower by Moody's Investors Service, Inc. or CCC or lower by Standard & Poor's Corporation. Although junk bonds may have a higher yield than debt securities with higher credit ratings, they are high risk investments that may not pay interest or return principal as scheduled. Junk bonds are generally less liquid and experience more price volatility than higher rated fixed income securities. As a matter of operating policy, the Portfolio does not intend to invest in excess of 10% of the total asset value of the Portfolio at time of purchase in junk bonds.

The Portfolio will not invest more than 10% of its total assets at the time of purchase in the equity and fixed income securities of foreign issuers. The Portfolio may also invest in debt securities issued or guaranteed by foreign government entities, commonly known as "sovereign debt securities."

The Portfolio will normally invest a portion of its investments in short-term debt securities and cash or cash equivalents (including repurchase agreements) when the Portfolio Manager is unable to find attractive equity or long-term debt securities or when the Portfolio Manager believes it is advisable to reduce exposure to these markets temporarily. Investment in these securities may also be used to meet redemptions. Short-term investments may limit the potential for an increase in the value of your shares or for the Portfolio to achieve its investment objective.

The Portfolio may invest up to 15% of its net assets in illiquid securities. These securities, which cannot easily be resold, may include securities for which there is no readily available market. Other possibly illiquid securities in which the Portfolio may invest are securities that have contractual or legal restrictions on resale, known as "restricted securities," including Rule 144A securities that can be resold to qualified institutional buyers but not to the general public.

The Portfolio may borrow amounts up to 20% of its total assets, taken at market value, only from banks as a temporary measure for extraordinary or emergency purposes such as the settlement of a trade or the redemption of Portfolio shares.

The Portfolio may write (I.E., sell) covered call options not exceeding 10% of its total assets, taken at market value. The Portfolio may also enter into closing transactions with respect to these options. A call option is considered covered when the Portfolio, as writer of the option, owns the underlying securities.

The Portfolio may also loan up to 33 1/3% of its total assets.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                           BORROWING AND LEVERAGE RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                     RESTRICTED AND ILLIQUID SECURITIES RISK
                               SOVEREIGN DEBT RISK
                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK





Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.


[CHART]

            ING MERCURY FOCUS VALUE PORTFOLIO -- ANNUAL TOTAL RETURN*

                           2003      ___%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index ("S&P 500 Index"). The S&P 500 Index is an unmanaged index consisting of 500 U.S. stocks.


                         AVERAGE ANNUAL TOTAL RETURN*(1)


                                               05/01/02
                                    1 YEAR    (INCEPTI0N)
Class S Return                       ____%        ____%
S&P 500 Index                        ____%        ____%

                                  BEST QUARTER

Quarter Ended
______      _______%

                                  WORST QUARTER

Quarter Ended
______      _______%



* The performance information presented above is as of December 31 for each year.


MORE ON THE PORTFOLIO MANAGER

Fund Asset Management L.P. ("FAM") serves as the portfolio manager to the Portfolio. FAM does business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Mercury Advisors."


FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. FAM and its affiliates had approximately $500 billion in investment company and other portfolio assets under management as of December 31, 2000.


The following persons at FAM are primarily responsible for the day-to-day investment decisions of the Portfolio.

NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           ---------------------------------------
Robert J. Martorelli           Senior Portfolio Manager

                               Mr. Martorelli joined Mercury Advisors in 1985 as a Fund Analyst and has served as a Portfolio
                               Manager since 1986.

Kevin Rendino                  Senior Portfolio Manager

                               Mr. Rendino joined Mercury Advisors in 1990 as a
                               Research Associate and was subsequently named
                               Senior Analyst before becoming a Portfolio
                               Manager.

ING MERCURY FUNDAMENTAL GROWTH PORTFOLIO



PORTFOLIO MANAGER

Mercury Advisors

INVESTMENT OBJECTIVE

Long-term growth of capital

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests in a diversified portfolio consisting primarily of common stocks. The Portfolio will generally invest at least 65% of its total assets in the following equity securities: common stock, convertible preferred stock, securities convertible into common stock and rights and warrants to subscribe to common stock.


In selecting securities, the Portfolio Manager emphasizes common stocks of companies that have above-average rates of earnings growth. The Portfolio Manager believes that the common stocks of companies with above-average rates of earnings growth frequently have the prospect of having above-average increases in price. On the other hand, such companies tend to have higher stock market valuations. As a result, their shares may be more vulnerable to price declines from unexpected adverse developments. The common stocks of these companies also tend to have higher prices relative to stocks of companies that do not have above-average rates of earnings growth.

Some, but not all, of the factors that may cause a company to have an above-average rate of earnings growth include: above-average growth rates in sales, improvement in its profit margin, providing proprietary or niche products or services, leading market share and strong industry growth.

The Portfolio may invest in companies of any size, but emphasizes common stocks of companies having a medium to large stock market capitalization (currently approximately $2 billion or more).

The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies. Securities of foreign companies may be in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities representing interests in securities of foreign companies. The Portfolio's restriction limiting investments in foreign securities to 10% of total assets does not include ADRs. The Portfolio may also engage in derivatives for hedging purposes and lend portfolio securities.

The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or government and money market securities when the Portfolio Manager is unable to find enough attractive equity investments and to reduce exposure to equities when the Portfolio Manager believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK
                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK





Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

         ING MERCURY FUNDAMENTAL GROWTH PORTFOLIO - ANNUAL TOTAL RETURN*



2003            __%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index ("S&P 500 Index"). The S&P 500 Index is an unmanaged index consisting of 500 U.S. stocks.

                          AVERAGE ANNUAL TOTAL RETURN*


                                                05/01/02
                                    1 YEAR     (INCEPTI0N)
Class S Return                       ____%         ____%
S&P 500 Index                        ____%         ____%

                                  BEST QUARTER

Quarter Ended
______%      _______%

                                  WORST QUARTER

Quarter Ended
______%      _______%



* The performance information presented above is as of December 31 for each year.

MORE ON THE PORTFOLIO MANAGER


Fund Asset Management L.P. ("FAM") serves as the Portfolio Manager to the Portfolio. FAM does business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Mercury Advisors."

FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. FAM and its affiliates had approximately $500 billion in investment company and other portfolio assets under management as of December 31, 2003.

The following persons at FAM are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           ---------------------------------------
Lawrence R. Fuller             Managing Director and Senior Portfolio Manager of
                               Mercury Advisors since 1997. From 1992-1997, Mr.
                               Fuller served as a Vice President of Mercury
                               Advisors.


Thomas Burke                   CFA Director and Associate Portfolio Manager of
                               Mercury Advisors since 1993.


ING SALOMON BROTHERS ALL CAP PORTFOLIO



PORTFOLIO MANAGER

Salomon Brothers Asset Management Inc. ("SaBAM")

INVESTMENT OBJECTIVE

Capital appreciation through investment in securities which the Portfolio Manager believes have above-average capital appreciation potential.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the Portfolio Manager believes are undervalued in the marketplace. While the Portfolio Manager selects investments primarily for their capital appreciation potential, consideration may also be given to a company's dividend record and the potential for an improved dividend return. The Portfolio generally invests in securities of large, well-known companies, but may also invest a significant portion of its assets in securities of small to medium-sized companies when the Portfolio Manager believes smaller companies offer more attractive value opportunities. The Portfolio may invest in non-dividend paying common stocks. The Portfolio may also invest in foreign securities.


The Portfolio Manager employs a two-step stock selection process in its search for undervalued stocks of temporarily out of favor companies. First, the Portfolio Manager uses proprietary models and fundamental research to try to identify stocks that are underpriced in the market relative to their fundamental value. Next, the Portfolio Manager looks for a positive catalyst in the company's near term outlook which the Portfolio Manager believes will accelerate earnings or improve the value of the company's assets. The Portfolio Manager also emphasizes companies in those sectors of the economy, which it believes are undervalued relative to other sectors.

When evaluating an individual stock, the Portfolio Manager looks for:


-    Low market valuations measured by its valuation models; and

-    Positive changes in earnings prospects because of factors such as:
     *    New, improved or unique products and services;
     *    New or rapidly expanding markets for the company's products;
     *    New management;

     * Changes in the economic, financial, regulatory or political environment particularly affecting the company;

     *    Effective research, product development and marketing; and
     *    A business strategy not yet recognized by the marketplace.

The Portfolio may also invest a portion of its assets in debt securities and cash equivalents. The Portfolio may borrow up to 15% of its total assets and may lend portfolio securities to generate income. The Portfolio may also invest in derivatives to seek income or gain or for hedging purposes.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of poor earnings or losses by an issuer.

When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which may affect the Portfolio's performance.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK
                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]


         ING SALOMON BROTHERS ALL CAP PORTFOLIO -- ANNUAL TOTAL RETURN*


2001      1.91
2002    -25.57
2003        __%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

                          AVERAGE ANNUAL TOTAL RETURN*


                                               2/1/00
                                   1 YEAR    (INCEPTION)
Class S Return                     _____%         ____%
Russell 3000 Index                 _____%         ____%

                                  BEST QUARTER

Quarter Ended
_________________%

                                  WORST QUARTER

Quarter Ended
________________%



* The performance information presented above is for December 31 of each year.

MORE ON THE PORTFOLIO MANAGER

SaBAM is a full-service, global investment management organization and is wholly-owned by Salomon Smith Barney Holdings Inc., which is a subsidiary of Citigroup Inc. SaBAM was registered as a U.S. investment adviser in 1989. As of December 31, 2003, SaBAM managed over $____ billion in assets, including a wide spectrum of equity and fixed income products for both institutional and private investors, including corporations, pension funds, public funds, central banks, insurance companies, supranational organizations, endowments and foundations. The headquarters of SaBAM is located at 399 Park Avenue, New York, New York 10022. Additionally, the firm maintains investment management offices in Frankfurt, London, Hong Kong and Tokyo.


The following persons at SaBAM are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                    POSITION AND RECENT BUSINESS EXPERIENCE
-------------           ---------------------------------------
John G. Goode           Managing Director, SaBAM

                        Mr. Goode has been employed by Citigroup Inc. or its predecessor firms since 1969.

Peter J. Hable          Managing Director, SaBAM

                        Mr. Hable has been employed by Citigroup Inc. and its predecessor firms since 1983.

ING SALOMON BROTHERS INVESTORS PORTFOLIO



PORTFOLIO MANAGER

Salomon Brothers Asset Management Inc. ("SaBAM")

INVESTMENT OBJECTIVE

Long-term growth of capital. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests primarily in equity securities of U.S. companies. The Portfolio may also invest in other equity securities. To a lesser degree, the Portfolio invests in income producing securities such as debt securities, and may also invest in securities of foreign issuers.


The Portfolio Manager emphasizes individual security selection while spreading the Portfolio's investments across industries, which may help to reduce risk. The Portfolio Manager focuses on established large capitalization companies, defined by the Portfolio Manager as companies with over $5 billion in market capitalization, seeking to identify those companies with solid growth potential at reasonable values. The Portfolio Manager employs fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position.


The Portfolio Manager looks for companies that are undervalued or expected to grow, and focuses on companies that meet one or more of the following criteria:

- Share prices that appear to be temporarily oversold or do not reflect positive company developments.

- Share prices that appear to undervalue the company's assets, particularly on a sum-of-the-parts basis.

- Special situations including corporate events, changes in management, regulatory changes or turnaround situations.

- Company specific items such as competitive market position, competitive products and services, experience management team and stable financial condition.


Investment ideas are subjected to extensive, fundamental analysis, focusing on four key criteria:


     -    Operating characteristics;
     -    Quality of management;
     -    Financial character; and
     -    Valuation.


Only companies that pass the Portfolio Manager's strict in-depth research and debate are eligible for purchase. The Portfolio Manager's bottom-up approach focuses on creating an information advantage through a thorough understanding of company fundamentals. From time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.

The Portfolio may invest a portion of its assets in debts securities, including high-yield debt securities, and in cash equivalents. The Portfolio may borrow up to 5% of its total assets and lend up to 33 1/3% of its total assets.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                   CREDIT RISK
                              DEBT SECURITIES RISK
                              GROWTH INVESTING RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                   SECTOR RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio Manager may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]


        ING SALOMON BROTHERS INVESTORS PORTFOLIO -- ANNUAL TOTAL RETURN*


2001     -4.27
2002    -22.98
2003        __%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Standard & Poor's 500/Barra Value Index ("S&P 500/Barra Value Index") and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500/Barra Value Index is an unmanaged index designed to track a value investing style consisting of those S&P 500 Index companies that have higher Book-to-Price risk index factor exposures and, as a consequence, higher Book-to-Price ratios. This index tends to be more heavily weighted in the energy and financial sectors than the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Portfolio Manager has determined that both indices will be used for comparative purposes.

                          AVERAGE ANNUAL TOTAL RETURN*


                                                              2/1/00
                                            1 YEAR          (INCEPTION)
Class S Return                               ____%               ____%
S&P 500/ Barra Value Index                   ____%               ____%
S&P 500 Index                                ____%               ____%

                                  BEST QUARTER

Quarter Ended
_________________%

                                  WORST QUARTER

Quarter Ended
________________%

* The performance information presented above is for December 31 of each year.


MORE ON THE PORTFOLIO  MANAGER


SaBAM is a full-service, global investment management organization and is wholly-owned by Salomon Smith Barney Holdings Inc., which is a subsidiary of Citigroup Inc. SaBAM has been registered as a U.S. investment advisor since 1989. As of December 31, 2003, SaBAM managed over $____ billion in assets, including a wide spectrum of equity and fixed income products for both institutional and private investors, including corporations, pension funds, public funds, central banks, insurance companies, supranational organizations, endowments and foundations. The headquarters of SaBAM is located at 399 Park Avenue, New York, New York 10022. Additionally, the firm maintains investment management offices in Frankfurt, London, Hong Kong and Tokyo.


The following persons at SaBAM are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
John Cunningham     Senior Portfolio Manager and Managing Director

                    Mr. Cunningham joined SaBAM in 1995 and has 15 years experience in the industry. Prior to becoming a Portfolio
                    Manager, Mr. Cunningham was an investment banker in the Global Power Group at Salomon Brothers Inc. Mr. Cunningham has served in various investment management positions during his tenure at SaBAM.

Mark McAllister     Director and Equity Analyst with SaBAM

                    Executive Vice President and Portfolio Manager at JLW
                    Capital Management Inc. from March 1998 to May 1999. Prior to March 1998, Mr. McAllister was a Vice President and
                    Equity Analyst at Cohen & Steers Capital Management.

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO



PORTFOLIO MANAGER

T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk

PRINCIPAL INVESTMENT STRATEGY

The Portfolio pursues an active asset allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and money market instruments. The Portfolio invests primarily in the common stocks of established companies the Portfolio Manager believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures, and options, in pursuit of its asset allocation strategy. The Portfolio may invest up to 25% of its net assets in foreign equity securities.

The Portfolio's common stocks generally fall into one of two categories:


- the larger category is composed of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets, earnings, or other factors; and


- the smaller category is composed of opportunistic investments whose prices are expected by the Portfolio Manager to rise in the short term but not necessarily over the long term.

Since the Portfolio Manager attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Portfolio Manager may establish relatively large positions in companies it finds particularly attractive.


The Portfolio's approach differs from that of many other stock funds. The Portfolio Manager works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Portfolio Manager searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the Portfolio Manager's ability to find companies that meet valuation criteria rather than its market outlook.

Futures and options may be bought or sold for any number of reasons, including: to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; as a cash management tool; in an effort to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies. Investments in futures and options are subject to additional volatility and potential losses.


In pursuing its investment objective, the Portfolio Manager has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio Manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

DEBT SECURITIES. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's overall investment portfolio. These securities may be purchased to gain additional exposure to a company for their income or other features. The Portfolio may purchase debt securities of any maturity and credit quality. The Portfolio Manager may invest up to 15% of the Portfolio's assets in debt securities that are rated below investment-grade or, if not rated, of equivalent quality and restricted securities. There is no limit on the Portfolio's investments in convertible securities. For a description of bond ratings, please refer to the Statement of Additional Information.

MONEY MARKET INSTRUMENTS. If there are remaining assets available for investment, the Portfolio Manager may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year:


     (1) shares of the T. Rowe Price Reserve Investment Funds, Inc., and Government Reserve Investment Funds, internally managed money market funds of T. Rowe Price;

     (2)  U.S. government obligations;

     (3) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation;

     (4) commercial paper rated at the date of purchase in the two highest rating categories by at least one rating agency; and

     (5)  repurchase agreements.


The Portfolio may lend its securities and may also borrow securities. When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         ACTIVE OR FREQUENT TRADING RISK
                                 ALLOCATION RISK
                                   CREDIT RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.


[CHART]


   ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO -- ANNUAL TOTAL RETURN*(1)


1995                        -7.27
1996                        20.80
1997                        16.36
1998                        15.27
1999                         5.89
2000                         6.92
2001                        21.97
2002                         9.92
2003                         0.48

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index ("S&P 500 Index") and the Lehman Brothers Government/Corporate Bond Index. The S&P Index is an unmanaged index consisting of 500 U.S. stocks. The Lehman Brothers Government/Corporate Bond Index is a broad market weighted index which encompasses U.S. Treasury and Agency securities, corporate investment grade bonds and mortgage-backed securities.

                         AVERAGE ANNUAL TOTAL RETURN*(1)


                          1 YEAR      5 YEAR       10 YEAR
Class S Return             ____%       ____%         ____%
S&P 500 Index              ____%       ____%         ____%
Lehman Brothers
Government/Corporate
  Bond Index               ____%       ____%         ____%
60% S&P 500/40%
  Lehman Index             ____%       ____%         ____%

                                  BEST QUARTER

Quarter Ended
____%        ____%

                                  WORST QUARTER

Quarter Ended
____%        ____%



* The performance information presented above is for December 31 of each year.


(1) T. Rowe Price has managed the Portfolio since January 1, 1995. Performance prior to January 1, 1995 is attributable to a different portfolio manager.

MORE ON THE PORTFOLIO MANAGER


T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. T. Rowe Price is a wholly - owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. As of

December 31, 2003, the firm and its affiliates managed approximately $190 billion in assets. The address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202.

The Portfolio is managed by an Investment Advisory Committee. Stephen W. Boesel, Committee Chair, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Portfolio's investment program. Mr. Boesel has been Chairman of the Committee since August 1, 2001. He has been managing investments since joining T. Rowe Price in 1973.

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO



PORTFOLIO MANAGER

T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Substantial dividend income as well as long-term growth of capital

PRINCIPAL INVESTMENT STRATEGY


The Portfolio normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.


The Portfolio Manager typically employs a "value" approach in selecting investments. The Portfolio Manager's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Portfolio Manager generally looks for companies with the following:


-    an established operating history;
- above-average dividend yield relative to the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index");
-    low price/earnings ratio relative to the S&P 500 Index;
-    a sound balance sheet and other positive financial characteristics; and
- low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.

While most of the Portfolio's assets will be invested in U.S. common stocks, it may also invest in other securities, including convertible securities, warrants, preferred stocks, foreign securities, debt securities, high-yield debt securities and futures and options in keeping with its objectives. In pursuing its investment objective, the Portfolio Manager has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio Manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Funds, Inc. and Government Reserve Investment Funds, internally managed money market funds of T. Rowe Price.


The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other circumstance that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK

The Portfolio's emphasis on stocks of established companies paying high dividends and its potential investments in fixed income securities may limit its potential for appreciation in a broad market advance. Such securities may also be hurt when interest rates rise sharply. Also, a company in which the Portfolio invests may reduce or eliminate its dividend.


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]


      ING T. ROWE PRICE EQUITY INCOME PORTFOLIO -- ANNUAL TOTAL RETURN*(1)


1994                        -1.18
1995                        18.93
1996                         8.77
1997                        17.44
1998                         8.26
1999                        -0.72
2000                        12.93
2001                         1.36
2002                       -13.19
2003                           __%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index ("S&P 500 Index"). The S&P Index is an unmanaged index consisting of 500 U.S. stocks.

                         AVERAGE ANNUAL TOTAL RETURN*(1)


                          1 YEAR      5 YEAR       10 YEAR
Class S Return             ____%       ____%         ____%
S&P 500 Index              ____%       ____%         ____%

                                  BEST QUARTER

Quarter Ended
____         ____%

                                  WORST QUARTER

Quarter Ended
____         ____%

* The performance information presented above is for December 31 of each year.


(1) T. Rowe Price has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to different portfolio managers.

MORE ON THE PORTFOLIO MANAGER


T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. T. Rowe Price is a wholly- owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. As of December 31, 2003, the firm and its affiliates managed approximately $190 billion in assets. The address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202.


The Portfolio is managed by an Investment Advisory Committee. Brian Rogers, as Committee Chair, has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Rogers has been Chairman of the Committee since March 1999. He joined T. Rowe Price in 1982.

ING UBS U.S. BALANCED PORTFOLIO



PORTFOLIO MANAGER

UBS Global Asset Management (Americas) Inc. ("UBS")

INVESTMENT OBJECTIVE

Maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments

PRINCIPAL INVESTMENT STRATEGY


The Portfolio Manager allocates the Portfolio's assets among the following classes, or types, of investments: stocks, bonds, and short-term money market debt obligations. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments that are not in the bond class.





The Portfolio Manager uses its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The Portfolio Manager may invest the Portfolio's assets in these classes by investing in other funds.

Within the equity portion of the Portfolio, the Portfolio Manager selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the Portfolio Manager's assessment of what a security is worth. The Portfolio Manager bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Portfolio Manager then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

In selecting fixed income securities, the Portfolio Manager uses an internally developed valuation model that quantifies return expectations for all major domestic bond markets. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Portfolio Manager considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will have an initial maturity of more than one year, and will generally be of investment-grade quality and possess a minimum rating of BBB by S&P or Baa by Moody's or, if unrated, determined to be of comparable quality by the Portfolio Manager.

The Portfolio Manager's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings. The Portfolio Manager manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risk.

The Portfolio Manager may, but is not required to, use various techniques, such as buying and selling futures contracts, swaps and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices, interest rates, or other factors that affect security values. If the Portfolio Manager's strategies do not work as intended, the Portfolio may not achieve its objective.

PORTFOLIO TURNOVER

The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                 ALLOCATION RISK
                                    CALL RISK
                                   CREDIT RISK

                                DERIVATIVES RISK

                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK

In response to market, economic, political or other conditions, the Portfolio Manager may temporarily use a different investment strategy for defensive purposes. If the Portfolio Manager does so, different factors could affect the Portfolio's performance and the Portfolio may not achieve its investment objective.


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risk of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]


             ING UBS U.S. BALANCED PORTFOLIO -- ANNUAL TOTAL RETURN*


2001                        -6.52
2002                       -14.77
2003                           __%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Wilshire 5000 Index and the Lehman U.S. Aggregate Bond Index. The Wilshire 5000 Index is an unmanaged index comprised of all U.S. headquartered equity securities with readily available price data. Over 7,000 capitalization weighted security returns are used to adjust the index. The Lehman U.S. Aggregate Bond Index is an unmanaged index of investments grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year.

                         AVERAGE ANNUAL TOTAL RETURN*(1)


                                                             10/2/00
                                             1 YEAR        (INCEPTION)
Class S Returns                              _____%           ____%
Wilshire 5000 Index                          _____%           ____%
Lehman U.S. Aggregate Bond Index             _____%           ____%
70% Wilshire 5000/30% Lehman Index           _____%           ____%

                                  BEST QUARTER

Quarter Ended
____         ____%

                                  WORST QUARTER

Quarter Ended
____         ____%



* The performance information presented above is for December 31 of each year.


(1) UBS has managed the Portfolio since May 1, 2003. Performance prior to this date is attributable to a different portfolio manager.

MORE ON THE PORTFOLIO MANAGER


UBS is the Portfolio Manager. UBS is a registered investment adviser located at One North Wacker Drive, Chicago, Illinois 60606. As of December 31, 2003, UBS had approximately $39.3 billion in assets under management.


UBS is an indirect wholly owned subsidiary of UBS, and a member of the UBS Global Asset Management Division. UBS AG is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.

Investment decisions for the Portfolio are made by an investment management team at UBS.

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO



PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY


The Portfolio Manger seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of large-capitalization of U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. The Portfolio invests primarily in companies with market capitalizations of $10 billion or more than the Portfolio Manager believes exhibit strong cash flow and earnings growth. The Portfolio Manager emphasizes individual security selection. Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities.

The Portfolio Manager focuses on companies that it believes to have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The Portfolio Manager studies company developments, including business strategy, management focus and financial results, to identify companies with earnings growth and business momentum. Valuation is viewed in the context of prospects for sustainable earnings growth and business momentum. The Portfolio Manager generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.


When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed be- low which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.


[CHART]


          ING VAN KAMPEN EQUITY GROWTH PORTFOLIO - ANNUAL TOTAL RETURN*



2003                        __%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index ("S&P 500 Index"). The S&P 500 Index is an unmanaged index consisting of 500 U.S. stocks.



                          AVERAGE ANNUAL TOTAL RETURN*



                                       05/01/02
                          1 YEAR      INCEPTION
Class S Return             ____%       ____%
S&P 500 Index              ____%       ____%



                                  BEST QUARTER

Quarter Ended
____%         ____%

                                  WORST QUARTER

Quarter Ended
____%         ____%



* The performance information presented above is as of December 31 for each year.


MORE ON THE PORTFOLIO MANAGER

Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its roles as Portfolio Manager to the Portfolio) under the name "Van Kampen" is a registered investment adviser, located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2003, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $421 billion.

The Portfolio is managed by Van Kampen's Large Cap Growth team. Current members of the team include William Auslander, Managing Director, and Jeffrey Alvino, Executive Director.

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO



PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY


The Portfolio Manager seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Portfolio may invest in securities of companies of any size. The Portfolio Manager emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities of issuers from at least three different countries, which may include the United States.

The Portfolio Manager seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Portfolio Manager's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.


The Portfolio Manager relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Portfolio Manager believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Portfolio Manager generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.

The Portfolio may also invest in derivatives for hedging current and other risks for potential gains. Such derivatives may include forward contracts, futures contracts, options, swaps and structured notes. The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may fail to produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                  CURRENCY RISK

                                DERIVATIVES RISK

                              DIVERSIFICATION RISK

                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK

                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.


[CHART]


        ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO - ANNUAL TOTAL RETURN*



2003                        __%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Morgan Stanley Capital International World Index ("MSCI World Index(SM)"). The MSCI World Index(SM) is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of April 2002, the MSCI World Index(SM) consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.



                          AVERAGE ANNUAL TOTAL RETURN*



                                      05/01/02
                          1 YEAR      INCEPTION
Class S Return             ____%       ____%
MSCI World Index(SM)       ____%       ____%



                                  BEST QUARTER

Quarter Ended
____%         ____%

                                  WORST QUARTER

Quarter Ended
____          ____%



* The performance information presented above is as of December 31 for each year.

MORE ON THE PORTFOLIO MANAGER


Morgan Stanley Investment Management Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Van Kampen," is a registered investment adviser, located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. MSIM Inc. has entered into a sub-portfolio management agreement with a MSIM Inc.-affiliated entity, Morgan Stanley Investment Limited ("MSIML") so that MSIM may utilize MSIML's services and delegate some of its portfolio management responsibilities to MSIML. As of December 31, 2003, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $421 billion.

The Portfolio is managed by the Global Franchise team. Hassan Elmasry, Managing Director, and Paras Dodhia, Senior Associate, are current members of the team.

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO



PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Long-term growth of capital and income

PRINCIPAL INVESTMENT STRATEGY


Under normal market conditions, the Portfolio Manager seeks to achieve the Portfolio's investment objective by investing primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's ("S&P") or by Moody's Investors Service, Inc. ("Moody's). A more complete description of security ratings is contained in the Trust's Statement of Additional Information.


In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth of capital and income. Although the Portfolio may invest in companies of any size, the Portfolio Manager may focus on larger capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Portfolio Manager indicate that it is desirable to do so. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                              MID-CAP COMPANY RISK

                               SMALL COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

           ING VAN KAMPEN GROWTH AND INCOME -- ANNUAL TOTAL RETURN*(1)

1994                         0.59
1995                        31.06
1996                        20.65
1997                        29.82
1998                        14.13
1999                        15.88
2000                        -2.11
2001                       -11.95
2002                       -14.75
2003                           __%


The table below provides some indication of the risks in investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index ("S&P 500 Index) and the Russell 1000(R) Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Russell 1000(R) Index consists of the 1000 largest companies in the Russell 3000(R) Index.


                         AVERAGE ANNUAL TOTAL RETURN*(1)

                                                             10/4/93
                                        1 YEAR    5 YEAR   (INCEPTION)
Class S Return                           ____%     ____%      ____%
S&P 500 Index                            ____%     ____%      ____%(2)
Russell 1000(R)Index                     ____%     ____%      ____%(2)


                                  BEST QUARTER

Quarter Ended
____         ____%

                                  WORST QUARTER

Quarter Ended
____         ____%



* The performance information presented above is for December 31 of each year.


(1) Van Kampen has managed the Portfolio since January 30, 2002. Performance prior to January 30, 2002 is attributable to a different portfolio manager.


(2)  Index return is for the period beginning October 1, 1993.


MORE ON THE PORTFOLIO MANAGER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its roles as Portfolio Manager to the Portfolio) under the name "Van Kampen," is a registered investment adviser, located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2003, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $421 billion.


The Portfolio is managed by Van Kampen's Equity Income team. Current members of the team include James A. Gilligan, Managing Director; Thomas Bastian, Vice President; Sergio Marcheli, Vice President; James O. Roeder, Vice President; and Vincent Vizachero, Associate.

ING VAN KAMPEN REAL ESTATE PORTFOLIO



PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Capital appreciation. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ").

The Portfolio Manager selects securities generally for long-term investment. The Portfolio invests the majority of its assets in companies in the United States real estate industry. A company is considered to be in the United States real estate industry if it meets the following tests: (1) a company is considered to be from the United States if its securities are traded on a recognized stock exchange in the United States, if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the United States or if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.


The Portfolio may invest more than 25% of its assets in any of the above sectors.

The Portfolio focuses on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions.

The Portfolio also may invest in:


     - equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry;
     - financial institutions which issue or service mortgages, not to exceed 25% of total assets;
     - securities of companies unrelated to the real estate industry but which have significant real estate holding believe to be undervalued;
     - high-yield debt securities and convertible bonds, not to exceed 20% of total assets;
     -    mortgage- and asset-backed securities; and
     -    covered options on securities and stock indexes.


The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                DERIVATIVES RISK
                              DIVERSIFICATION RISK

                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                    REIT RISK
                                   SECTOR RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]


         ING VAN KAMPEN REAL ESTATE PORTFOLIO -- ANNUAL TOTAL RETURN*(1)


1994                         6.34
1995                        16.59
1996                        35.30
1997                        22.79
1998                       -13.45
1999                        -3.81
2000                        30.99
2001                         8.14
2002                         0.20
2003                           __%




The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Wilshire Real Estate Securities Index. The Wilshire Real Estate Securities Index consists of real estate investment trusts (REITs) and real estate operating companies (REOCs).

                         AVERAGE ANNUAL TOTAL RETURN*(1)


                          1 YEAR    5 YEAR     10 YEAR
Class S Return             ____%     ____%       ____%
Wilshire Real Estate
   Securities Index        ____%     ____%       ____%

                                  BEST QUARTER

Quarter Ended
____         ____%

                                  WORST QUARTER

Quarter Ended
____         ____%



* The performance information presented above is for December 31 of each year.


(1) On December 17, 2001, Van Kampen became the Portfolio Manager of the Portfolio. Performance prior to December 17, 2001 is attributable to different portfolio managers.

MORE ON THE PORTFOLIO MANAGER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its roles as Portfolio Manager to the Portfolio) under the name "Van Kampen" is a registered investment adviser, located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2003, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $421 billion.


The Portfolio is managed by Van Kampen's Real Estate team. Current members of the team include Theodore R. Bigman, Managing Director, and Douglas A. Funke, Managing Director.

                           PORTFOLIO FEES AND EXPENSES


The table that follows shows the estimated operating expenses paid each year by a Portfolio. These expenses are based on the expenses paid by the Portfolios in the year 2003. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.

                                 CLASS S SHARES
                       ANNUAL PORTFOLIO OPERATING EXPENSES
               (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                             MANAGEMENT      DISTRIBUTION        SHAREHOLDER          OTHER         TOTAL OPERATING
                               FEE(2)        (12b-1) FEE        SERVICES FEE       EXPENSES(2)          EXPENSES
                             ----------      ------------       ------------       -----------      ---------------
ING AIM Mid Cap Growth           %               0.00%              0.25%               %                 %(3)
Portfolio

ING Alliance Mid Cap             %               0.00%              0.25%               %                 %(3)
Growth Portfolio

ING Capital Guardian             %               0.00%              0.25%               %                 %(3)
Large Cap Value Portfolio

ING Capital Guardian             %               0.00%              0.25%               %                 %(3)
Managed Global Portfolio

ING Capital Guardian             %               0.00%              0.25%               %                 %(3)
Small Cap Portfolio

ING Developing World             %               0.00%              0.25%               %                 %
Portfolio

ING FMRSM
Diversified Mid Cap              %               0.00%              0.25%               %                 %
Portfolio

ING Goldman Sachs
Internet Tollkeeper(SM)          %               0.00%              0.25%               %                 %
Portfolio

ING Hard Assets Portfolio        %               0.00%              0.25%               %                 %

ING Jennison Equity              %               0.00%              0.25%               %                 %(3)
Opportunities Portfolio

ING Mercury Focus Value          %               0.00%              0.25%               %                 %
Portfolio

ING Mercury Fundamental          %               0.00%              0.25%               %                 %
Growth Portfolio

ING Salomon Brothers All         %               0.00%              0.25%               %                 %(3)
Cap Portfolio

ING Salomon Brothers             %               0.00%              0.25%               %                 %
Investors Portfolio

ING T. Rowe Price
Capital Appreciation             %               0.00%              0.25%               %                 %(3)
Portfolio

ING T. Rowe Price                %               0.00%              0.25%               %                 %(3)
Equity  Income Portfolio

ING UBS U.S. Balanced            %               0.00%              0.25%               %                 %
Portfolio

ING Van Kampen Equity            %               0.00%              0.25%               %                 %
Growth Portfolio

ING Van Kampen Global            %               0.00%              0.25%               %                 %
Franchise Portfolio

ING Van Kampen Growth            %               0.00%              0.25%               %                 %(3)
and Income Portfolio

ING Van Kampen Real              %               0.00%              0.25%               %                 %
Estate Portfolio


(1) This table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.

(2) The Management Agreement between the Trust and its Manager, DSI ("Manager"), provides for a "bundled fee" arrangement, under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.


(3) A portion of the brokerage commissions that the AIM Mid Cap Growth, Alliance Mid Cap Growth, Capital Guardian Large Cap Value, Capital Guardian Managed Global, Capital Guardian Small Cap, Jennison Equity Opportunities, Salomon Brothers All Cap, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income and Van Kampen Growth and Income Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions, the "Total Operating Expenses" for each Portfolio for the year ended December 31, 2003 would have been __%, ____%, ____%, _____%, ____%, ____%, _____%, ____%, ____%, and ____%,
respectively. This arrangement may be discontinued at any time.


EXAMPLE This Example is intended to help you compare the cost of investing in Class S of the Portfolios with the cost of investing in other mutual funds. The Examples assumes that you invest $10,000 in the Class S shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class S operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                           1 YEAR           3 YEARS           5 YEARS          10 YEARS
                                                           ------           -------           -------          --------
ING AIM Mid Cap Growth Portfolio                              $                $                 $                 $

ING Alliance Mid Cap Growth Portfolio                         $                $                 $                 $

ING Capital Guardian Large Cap Value Portfolio                $                $                 $                 $

ING Capital Guardian Managed Global Portfolio                 $                $                 $                 $

ING Capital Guardian Small Cap Portfolio                      $                $                 $                 $

ING Developing World Portfolio                                $                $                 $                 $

ING FMR(SM) Diversified Mid Cap Portfolio                     $                $                 $                 $

ING Goldman Sachs Internet Tollkeeper(SM) Portfolio           $                $                 $                 $

ING Hard Assets Portfolio                                     $                $                 $                 $

ING Jennison Equity Opportunities Portfolio                   $                $                 $                 $

ING Mercury Focus Value Portfolio                             $                $                 $                 $

ING Mercury Fundamental Growth Portfolio                      $                $                 $                 $

ING Salomon Brothers All Cap Portfolio                        $                $                 $                 $

ING Salomon Brothers Investors Portfolio                      $                $                 $                 $

ING T. Rowe Price Capital Appreciation Portfolio              $                $                 $                 $

ING T. Rowe Price Equity Income Portfolio                     $                $                 $                 $

ING UBS U.S. Balanced Portfolio                               $                $                 $                 $

ING Van Kampen Equity Growth Portfolio                        $                $                 $                 $

ING Van Kampen Global Franchise Portfolio                     $                $                 $                 $

ING Van Kampen Growth and Income Portfolio                    $                $                 $                 $

ING Van Kampen Real Estate Portfolio                          $                $                 $                 $



The Example numbers reflect the contractual fee waiver for the one-year period and the contractual fee waiver for the one-year period and the first year of the three-, five- and ten- year periods.

                           SUMMARY OF PRINCIPAL RISKS

THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTIONS OF THE PORTFOLIOS AND ARE DESCRIBED IN THIS SECTION. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPALS RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENT MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ACTIVE OR FREQUENT TRADING RISK. A Portfolio may engage in active and frequent trading. Frequent trading increases transaction costs, which may generate expenses and could detract from a Portfolio's performance.

ALLOCATION RISK. A Portfolio will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by a Portfolio Manager. A Portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

BORROWING AND LEVERAGE RISK. A Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of the Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. Forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

CLOSED-END INVESTMENT COMPANY RISK. When a Portfolio invests in closed-end investment companies, the Portfolio indirectly pays a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

CONVERTIBLE SECURITIES RISK. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.

DEBT SECURITIES RISK. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than market price of shorter term securities.


DERIVATIVES RISK. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect a portfolio from adverse movements in securities prices and interest rates or as an investment strategy to help attain a Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the portfolio manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (1940
Act), which means that the portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.


EMERGING MARKETS RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. The market may not favor growth-oriented stocks or may not favor equities at all.

HARD ASSET RISK. The production and marketing of hard assets (commodities) may be affected by actions and changes in governments. Securities of hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs.


HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannon make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INCOME RISK. A portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INDUSTRY CONCENTRATION RISK. When a Portfolio invests primarily in securities of companies in a particular market sector, the Portfolio may be subject to greater risks and market fluctuations than other portfolios that are more diversified by market sector.

INTEREST RATE RISK. The prices of debt securities generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.


INTERNET RISK. The risk that the stock prices of Internet and Internet-related companies will experience significant price movements as a result of intense worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.

INVESTMENT BY FUND-OF-FUND RISK. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund of funds. From time to time, the Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds of funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser or Portfolio Manager will monitor transactions by the funds of funds and will attempt to minimize any adverse effects on the Portfolio and funds of funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

IPO RISK. Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on a Portfolio during the start-up phase when the Portfolio's asset base is relatively small. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant.


LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Portfolio's assets .

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A Portfolio Manager will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective, and a Portfolio Manager could do a poor job in executing an investment strategy. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

MARKET TRENDS RISK. From time to time, the stock market may not favor the type or style of securities in which a Portfolio invests.

MATURITY RISK. Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

MORTGAGE RISK. A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter
(OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

To the extent that a Portfolio invests significantly in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more geographically diversified fund.


PRICE VOLATILITY RISK. The value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer, and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REIT RISK. Investing in Real Estate Investment Trusts or "REITs" may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.


RESTRICTED AND ILLIQUID SECURITIES RISK. Certain Portfolio may invest in restricted and illiquid securities. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Portfolio Manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further ,the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.


SECTOR RISK. A sector is a group of selected industries, such as technology. A portfolio may, at times, invest significant assets in securities of issuers in one or more market sectors, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a Portfolio than it would on a Portfolio that has securities representing a broader range of investments.

SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio.

SHORT SALES RISK. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Portfolio Manager believes that the price of a security may decline, causing the value of a security owned by the portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.

SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly.

SOVEREIGN DEBT RISK. A Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

SPECIAL SITUATIONS RISK. A " special situation" arises when, in a Portfolio Manager's opinion, securities of a particular company will appreciate in value due to a specific development with respect to that issuer. Investments in special situation companies may not appreciate if an anticipated development does not occur or does not produce the anticipated result.

UNDERVALUED SECURITIES RISK. Prices of securities react to the economic condition of the company that issued the security. A Portfolio's equity investments in an issuer may rise or fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. A Portfolio Manager invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

VALUE INVESTING RISK. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented stocks and may not favor equities at all.

                                MORE INFORMATION

PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.

A WORD ABOUT PORTFOLIO DIVERSITY


Each Portfolio in this Prospectus, unless specifically noted under the Portfolio's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified Portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategy, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or Statement of Additional Information. This means they may not be modified or changed without a vote of the shareholders.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

The Statement of Additional Information is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website http://www.sec.gov.

NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS


A Portfolio Manager may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Portfolio Manager believes that adverse market, economic, political or other conditions may affect a Portfolio. Instead, a Portfolio may invest in securities believed to present less risk, such as cash items, debt securities that are high quality or higher than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a Portfolio may engage, unless specifically noted under a Portfolio's principal investment strategy, are identified and discussed, together with their risks, in the Statement of Additional Information.

INDEPENDENT AUDITORS

KPMG LLP, located at 99 High Street, Boston, MA 02110.


ADMINISTRATIVE SERVICES

In addition to advisory services, DSI provides administrative and services necessary for the ordinary operation of the Portfolios. DSI procures and pays for the services and information necessary for the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. DSI also ensures that the Portfolios operate in compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a Portfolio, interest on borrowing, fees and expenses of the independent trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.


The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Portfolio Managers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio, including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.

DSI has entered into a Sub-Administration Agreement with ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSI, under which ING Funds Services will provide the Portfolios with certain administrative services. The administrative services performed by ING Funds Services on behalf of DSI include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the Portfolios operate in compliance with applicable legal requirements and monitoring the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

PORTFOLIO DISTRIBUTION


DSI is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.


DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


CLASSES OF SHARES

The Portfolio's shares are classified into Adviser Class (Class A), Institutional Class (Class I), Service Class (Class S) and Retirement Class (Class R) shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered by this Prospectus.


SERVICE FEES The Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Class S shares of each portfolio of the Trust. The Agreement allows DSI, the distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class S shares and their beneficial shareholders, including variable contract owners with interests in the Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the portfolios and delivering Portfolio documents. Under the Agreement, each Portfolio makes payments to DSI at an annual rate of up to 0.25% of the portfolio's average daily net assets attributable to its Class S shares.

Effective August 1, 2002, in connection with the implementation of the Multiple Class Plan, the management fee for those Portfolios that commenced operations prior to May, 2002 was reduced by 0.25%, the same amount as the new service fee.


INTERESTS OF HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS

Each Portfolio is available to serve as an investment option offered through variable annuity contracts and variable life contracts available to Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. The Portfolios currently do not foresee any disadvantages to investors if the Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of variable annuity contracts, variable life insurance policies, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts form the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

OVERALL MANAGEMENT OF THE TRUST

THE ADVISER


Directed Services, Inc. ("DSI"), a New York corporation, is the adviser to the Trust. As of December 31, 2003, DSI managed approximately $13 billion in registered investment company assets. DSI is registered with the U.S. Securities and Exchange Commission ("SEC") as an investment adviser and a broker-dealer.

DSI, subject to the supervision of the Board of Trustees of the Trust (the "Board"), acts as a "manager-of-managers" for the Trust. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, DSI delegates to each Portfolio Manager the responsibility for investment management, subject to DSI's oversight. DSI monitors the investment activities of the Portfolio Managers. From time to time, DSI also recommends the appointment of additional or replacement Portfolio Managers to the Board of the Trust. On May 24, 2002, the Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board to replace an existing Portfolio Manager with a non-affiliated Portfolio Manager for the Portfolios, as well as change the terms of a contract with a non-affiliated Portfolio Manager without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a Portfolio Manager of a Portfolio. In this event, the name of the Portfolio and its investment strategies may also change.

DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios.

MANAGEMENT FEE

The Trust pays DSI a management fee, payable monthly, based on the average daily net assets of a Portfolio (or the combined net assets of two or more Portfolios).

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:



                                                     FEE PAID TO MANAGER DURING 2003
PORTFOLIO                                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)+
----------------------------------------------------------------------------------------
ING AIM Mid Cap Growth Portfolio                                     %
ING Alliance Mid Cap Growth Portfolio                                %
ING Capital Guardian Large Cap Value Portfolio                       %
ING Capital Guardian Managed Global Portfolio                        %
ING Capital Guardian Small Cap Portfolio                             %
ING Developing World Portfolio                                       %
ING FMR(SM) Diversified Mid Cap Portfolio                            %
ING Goldman Sachs Internet Tollkeeper(SM) Portfolio                  %
ING Hard Assets Portfolio                                            %
ING Jennison Equity Opportunities Portfolio                          %
ING Mercury Focus Value Portfolio                                    %
ING Mercury Fundamental Growth Portfolio                             %
ING Salomon Brothers All Cap Portfolio                               %
ING Salomon Brothers Investors Portfolio                             %
ING T. Rowe Price Capital Appreciation Portfolio                     %
ING T. Rowe Price Equity Income Portfolio                            %
ING UBS U.S. Balanced Portfolio                                      %
ING Van Kampen Equity Growth Portfolio                               %
ING Van Kampen Global Franchise Portfolio                            %
ING Van Kampen Growth and Income Portfolio*                          %
ING Van Kampen Real Estate Portfolio                                 %



+ DSI pays each Portfolio Manager a portfolio management fee for its services on a monthly basis.

* DSI voluntarily waived -------% of the management fee for assets of Van Kampen Growth and Income Portfolio in excess of $_____ million through December 31, 2003.


                                   SHARE PRICE

The net asset value (NAV) per share for each class of each Portfolio is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Portfolios do not price shares, the NAV of a Portfolio that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less at the time of purchase are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.


                             TAXES AND DISTRIBUTIONS


The Portfolios distribute their net investment income, if any, on their outstanding shares annually. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by any Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio will reduce the per share net asset value by the per share amount paid.

The Portfolios intend to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

                              FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand each of the Portfolio's financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the year ended December 31, 2003, the information has been audited by KPMG LLP, independent auditors, whose report, along with a Portfolio's financial statements, are included in the annual report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by other independent auditors.


ING AIM MID CAP GROWTH PORTFOLIO*


                                                        YEAR          YEAR             YEAR             YEAR             YEAR
                                                        ENDED         ENDED            ENDED            ENDED            ENDED
----------------------------------------------------------------------------------------------------------------------------------
                                                      12/31/03      12/31/02#        12/31/01         12/31/00         12/31/99
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                    $           $      13.16     $      16.72     $      19.95     $      12.82
                                                                ------------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                             (0.06)           (0.08)           (0.02)           (0.03)
Net realized and unrealized gain/(loss) on
  investments                                                            (4.11)           (3.46)           (2.52)            7.24
                                                                ------------------------------------------------------------------
Total from investment operations                                         (4.17)           (3.54)           (2.54)            7.21
                                                                ------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                        --               --               --            (0.02)
Distributions from capital gains                                            --            (0.02)           (0.69)           (0.06)
(Distributions in excess of capital gains                                   --               --               --               --
                                                                ------------------------------------------------------------------
Total distributions                                                         --            (0.02)           (0.69)           (0.08)
                                                                ------------------------------------------------------------------
Net asset value, end of year                          $           $       8.99     $      13.16     $      16.72     $      19.95
----------------------------------------------------------------------------------------------------------------------------------
Total return                                                            (31.69)%         (21.17)%         (12.45)%          56.24%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                                $    145,379     $    269,805     $    374,614     $    205,799
Ratio of operating expenses to average net assets:
----------------------------------------------------------------------------------------------------------------------------------
   Before directed brokerage reimbursement                                0.95%            0.95%            0.95%            0.96%
   After directed brokerage reimbursement                                 0.90%              --               --               --

Ratio of net investment income/(loss) to average
  net assets:
----------------------------------------------------------------------------------------------------------------------------------
   Before directed brokerage reimbursement                               (0.57)%          (0.53)%          (0.19)%          (0.14)%
After directed brokerage reimbursement                                   (0.52)%             --               --               --
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                    188%             200%             219%             176%
----------------------------------------------------------------------------------------------------------------------------------


     * Since March 1, 1999, A I M Capital Management, Inc. has served as Portfolio Manager for the Portfolio. Prior to that date, a different firm served as Portfolio Manager.

     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING ALLIANCE MID CAP GROWTH PORTFOLIO**


                                                       YEAR          YEAR             YEAR             YEAR             YEAR
                                                       ENDED         ENDED            ENDED            ENDED            ENDED
----------------------------------------------------------------------------------------------------------------------------------
                                                      12/31/03     12/31/02#        12/31/01         12/31/00         12/31/99
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $      12.75     $      14.78     $      18.52     $      15.62

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
                                                              --------------------------------------------------------------------
Net investment income/(loss)                                            (0.07)           (0.07)           (0.07)              --
Net realized and unrealized gain/(loss) on
  investments                                                           (3.76)           (1.96)           (3.14)            3.96
                                                              --------------------------------------------------------------------
Total from investment operations                                        (3.83)           (2.03)           (3.21)            3.96

LESS DISTRIBUTIONS:
Dividends from net investment income                                       --               --               --            (0.02)
Distributions in excess of net investment income                           --               --               --            (0.01)
Distributions from capital gains                                           --               --            (0.53)           (1.03)
Return of capital                                                          --               --            (0.00)(1)           --

Total distributions                                                        --               --            (0.53)           (1.06)

Net asset value, end of period                                   $       8.92     $      12.75     $      14.78     $      18.52
==================================================================================================================================
Total return                                                           (30.04)%         (13.73)%         (17.12)%          25.56%
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                             $    288,770     $    468,567     $    562,549     $    567,628

Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                               1.05%            1.01%            0.99%            1.05%
   After directed brokerage reimbursement                                1.02%              --               --               --
Ratio of net investment income/(loss) to average
  net assets:
   Before directed brokerage reimbursement                              (0.72)%          (0.53)%          (0.45)%           0.00%(1)
   After directed brokerage reimbursement                               (0.69)%             --               --               --
Portfolio turnover rate                                                   159%             211%              59%             185%
----------------------------------------------------------------------------------------------------------------------------------


     * The ING Alliance Mid Cap Growth Portfolio commenced operations on August 14, 1998.
     ** Since March 1, 1999, Alliance Capital Management, L.P. has served as Portfolio Manager for the Portfolio. Prior to that date, a different firm served as Portfolio Manager. Prior to July 1, 1999, the ING Alliance Mid Cap Growth Portfolio was named the Growth & Income Portfolio.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
     (1) Amount is less than $0.01.

ING CAPITAL GUARDIAN LARGE CAP VALUE PORTFOLIO


                                                                   YEAR             YEAR             YEAR           PERIOD
                                                                  ENDED            ENDED            ENDED            ENDED
------------------------------------------------------------------------------------------------------------------------------
                                                                 12/31/03         12/31/02#        12/31/01        12/31/00*
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $      10.18     $      10.58     $      10.00
                                                                              ------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                                   0.03             0.01             0.03
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                              (2.45)           (0.39)            0.65
                                                                              ------------------------------------------------
Total from investment operations                                                       (2.42)           (0.38)            0.68
                                                                              ------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                                   (0.02)           (0.02)           (0.02)
                                                                              ------------------------------------------------
Distributions from capital gains                                                          --            (0.00)(1)        (0.08)
Total distributions                                                                    (0.02)           (0.02)           (0.10)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $       7.74     $      10.18     $      10.58

Total return                                                                          (23.79)%          (3.62)%           6.81%++
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                            $    301,376     $    282,049     $    113,206
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                                              1.01%            1.01%            1.00%+
   After directed brokerage reimbursement                                               0.99%              --               --

Ratio of net investment income to average net assets:

   Before directed brokerage reimbursement                                              0.31%            0.17%            0.60%+
   After directed brokerage reimbursement                                               0.33%              --               --
Portfolio turnover rate                                                                   27%              29%              22%
------------------------------------------------------------------------------------------------------------------------------


     *   The Large Cap Value Portfolio commenced operations on February 1, 2000.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
     (1) Amount is less than 0.01.

ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO*


                                                        YEAR          YEAR             YEAR             YEAR             YEAR
                                                        ENDED         ENDED            ENDED            ENDED            ENDED
-----------------------------------------------------------------------------------------------------------------------------------
                                                      12/31/03      12/31/02#        12/31/01         12/31/00         12/31/99
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                $      10.40     $      11.82     $      19.96     $      14.19
                                                                -------------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                              0.02             0.00(1)            --            (0.03)
Net realized and unrealized gain/(loss) on
  investments and foreign currencies                                     (2.12)           (1.41)           (3.13)            8.82
                                                                -------------------------------------------------------------------
Total from investment operations                                         (2.10)           (1.41)           (3.13)            8.79
                                                                -------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (0.00)(1)        (0.01)           (0.02)              --
Return of capital                                                        (0.01)              --               --               --
Distributions from capital gains                                            --               --            (4.99)           (3.02)
                                                                -------------------------------------------------------------------
Total distributions                                                      (0.01)           (0.01)           (5.01)           (3.02)
                                                                -------------------------------------------------------------------
Net asset value, end of year                                      $       8.29     $      10.40     $      11.82     $      19.96

Total return                                                            (20.18)%         (11.91)%         (14.56)%          63.30%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                                $    226,961     $    255,251     $    232,963     $    184,486
Ratio of operating expenses to average net assets:
-----------------------------------------------------------------------------------------------------------------------------------
   Before directed brokerage reimbursement                                1.26%            1.26%            1.25%            1.25%
   After directed brokerage reimbursement                                 1.25%              --               --               --

Ratio of net investment income/(loss) to average
  net assets:
-----------------------------------------------------------------------------------------------------------------------------------
 Before directed brokerage reimbursement                                  0.19%           (0.01)%           0.05%           (0.19)%
After directed brokerage reimbursement                                    0.20%              --               --               --
Portfolio turnover rate                                                     36%              30%             109%             168%
-----------------------------------------------------------------------------------------------------------------------------------


     * Since February 1, 2000, Capital Guardian Trust Company has served as Portfolio Manager of the Portfolio. Prior to that date, different firms served as Portfolio Manager.

     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

     (1) Amount is less than 0.01.

ING CAPITAL GUARDIAN SMALL CAP PORTFOLIO*


                                                        YEAR          YEAR             YEAR             YEAR             YEAR
                                                        ENDED         ENDED            ENDED            ENDED            ENDED
-----------------------------------------------------------------------------------------------------------------------------------
                                                      12/31/03      12/31/02#        12/31/01         12/31/00         12/31/99
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $                 10.53     $      10.71     $      23.44     $      16.03
                                                                  -----------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                              0.02             0.01             0.04            (0.07)
Net realized and unrealized gain/(loss) on
  investments                                                            (2.70)           (0.18)           (5.05)            8.17
                                                                  -----------------------------------------------------------------
Total from investment operations                                         (2.68)           (0.17)           (5.01)            8.10
                                                                  -----------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from net investment income                                 (0.01)           (0.01)           (0.03)              --
Distributions from capital gains                                            --               --            (7.69)           (0.69)
 Total distributions                                                     (0.01)           (0.01)           (7.72)           (0.69)
                                                                  -----------------------------------------------------------------
Net asset value, end of period                         $                  7.84     $      10.53            10.71     $      23.44
                                                                  -----------------------------------------------------------------
Total return                                                            (25.43)%          (1.56)%         (18.17)%          50.61%
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                              $    365,177     $    516,009     $    461,106     $    147,696
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                                0.95%            0.95%            0.95%            0.96%
   After directed brokerage reimbursement                                 0.94%              --               --               --
Ratio of net investment income/(loss) to average
  net assets:
   Before directed brokerage reimbursement                                0.27%            0.16%            0.21%           (0.49)%
   After directed brokerage reimbursement                                 0.28%              --               --               --
Portfolio turnover rate                                                     40%              42%             116%             132%
-----------------------------------------------------------------------------------------------------------------------------------


     * Since February 1, 2000, Capital Guardian Trust Company has served as Portfolio Manager for the Capital Guardian Small Cap Portfolio. Prior to that date, a different firm served as Portfolio Manager. Prior to May 1, 2002, the Capital Guardian Small Cap Portfolio was named the Small Cap Portfolio.

     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING DEVELOPING WORLD PORTFOLIO**


                                                        YEAR          YEAR             YEAR             YEAR             YEAR
                                                        ENDED         ENDED            ENDED            ENDED            ENDED
-----------------------------------------------------------------------------------------------------------------------------------
                                                      12/31/03      12/31/02#        12/31/01         12/31/00         12/31/99#
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $       7.10             7.59            11.56     $       7.37
                                                                -------------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                              0.02             0.09            (0.05)            0.08
Net realized and unrealized gain/(loss) on
  investments and foreign currencies                                     (0.78)           (0.49)           (3.86)            4.44
                                                                -------------------------------------------------------------------
Total from investment operations                                         (0.76)           (0.40)           (3.91)            4.52
                                                                -------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                        --            (0.08)              --            (0.10)
Distributions in excess of net investment income                            --               --               --            (0.03)
Distributions from capital gains                                            --            (0.01)           (0.06)           (0.20)
Total distributions                                                         --            (0.09)           (0.06)           (0.33)
                                                                -------------------------------------------------------------------
Net asset value, end of period                                    $       6.34     $       7.10     $       7.59     $      11.56

Total return                                                            (10.70)%          (5.25)%         (33.79)%          61.66%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                              $     62,732     $     74,797     $     60,541     $     62,616
Ratio of operating expenses to average net assets                         1.76%            1.76%            1.75%            1.75%
Ratio of net investment income/(loss) to average
  net assets                                                              0.25%            1.27%           (0.39)%           0.85%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                    166%             180%             130%             135%
-----------------------------------------------------------------------------------------------------------------------------------


     *   The Developing World Portfolio commenced operations on February 18,
         1998.
     **  IIMA has managed the Portfolio since ___. From March 1, 1999 through ____, Baring International Investment Limited has served as Portfolio Manager for the Portfolio. Prior to that date, a different firm served as Portfolio Manager.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO


                                                                   YEAR             YEAR             YEAR           PERIOD
                                                                  ENDED            ENDED            ENDED            ENDED
---------------------------------------------------------------------------------------------------------------------------------
                                                                 12/31/03         12/31/02#        12/31/01        12/31/00*#
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $       9.21     $       9.89     $      10.00
                                                                              ---------------------------------------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income                                                                   0.03             0.02             0.04
Net realized and unrealized loss on investments                                        (1.81)           (0.68)           (0.13)
                                                                              ---------------------------------------------------
Total from investment operations                                                       (1.78)           (0.66)           (0.09)
                                                                              ---------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                                   (0.02)           (0.02)           (0.02)
                                                                              ---------------------------------------------------
Net asset value, end of period                                                  $       7.41     $       9.21     $       9.89
---------------------------------------------------------------------------------------------------------------------------------
Total return                                                                          (19.34)%          (6.64)%          (0.87)%++

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                            $     91,198     $     58,712     $     13,834
Ratio of operating expenses to average net assets                                       1.01%            1.01%            1.00%+
Ratio of net investment income to average net assets                                    0.33%            0.47%            1.70%+
Portfolio turnover rate                                                                  106%              89%              20%
---------------------------------------------------------------------------------------------------------------------------------


     *   The Portfolio commenced operations on October 2, 2000.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM) PORTFOLIO


                                                          YEAR            YEAR           PERIOD
                                                          ENDED           ENDED          ENDED
-----------------------------------------------------------------------------------------------------
                                                        12/31/03        12/31/02#       12/31/01*
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $     7.69      $    10.00
                                                                      -------------------------------
LOSS FROM INVESTMENT OPERATIONS:
-----------------------------------------------------------------------------------------------------
Net investment loss                                                         (0.10)          (0.06)
Net realized and unrealized loss on investments                             (2.83)          (2.25)
                                                                      -------------------------------
Total from investment operations                                            (2.93)          (2.31)
                                                                      -------------------------------
Net asset value, end of period                                         $     4.76      $     7.69
=====================================================================================================
Total return                                                               (38.10)%        (23.10)%++

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                                   $   15,199      $    9,255
Ratio of operating expenses to average net assets                            1.86%           1.85%+
Ratio of net investment loss to average net assets                          (1.79)%         (1.69)%+
Portfolio turnover rate                                                        42%             21%


     *   The Portfolio commenced operations on May 1, 2001.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING HARD ASSETS PORTFOLIO*


                                                        YEAR          YEAR             YEAR             YEAR             YEAR
                                                        ENDED         ENDED            ENDED            ENDED            ENDED
-----------------------------------------------------------------------------------------------------------------------------------
                                                      12/31/03      12/31/02#        12/31/01         12/31/00         12/31/99
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                $       9.79     $      11.14     $      11.76     $       9.60
                                                                  -----------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                     0.16             0.19             0.01             0.12
Net realized and unrealized gain/(loss) on
  investments and foreign currencies                                     (0.08)           (1.54)           (0.57)            2.12
                                                                  -----------------------------------------------------------------
Total from investment operations                                          0.08            (1.35)           (0.56)            2.24
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (0.06)              --            (0.05)           (0.08)
Distributions from capital gains                                            --               --               --               --
Return of capital                                                           --               --            (0.01)              --
                                                                  -----------------------------------------------------------------
Total distributions                                                      (0.06)              --            (0.06)           (0.08)
                                                                  -----------------------------------------------------------------
Net asset value, end of year                                      $       9.81     $       9.79     $      11.14     $      11.76
-----------------------------------------------------------------------------------------------------------------------------------
Total return                                                              0.80%          (12.12)%          (4.73)%          23.36%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                                $     69,313     $     33,787     $     42,109     $     40,291
Ratio of operating expenses to average net assets                         0.94%            0.95%            0.95%            0.96%

Ratio of net investment income to average net assets                      1.50%            1.68%            1.00%            1.07%
Portfolio turnover rate                                                    187%             240%             207%             204%
-----------------------------------------------------------------------------------------------------------------------------------


     * Since March 1, 1999, Baring International Investment Limited has served as Portfolio Manager for the Hard Assets Portfolio. Prior to that date, a different firm served as Portfolio Manager.

     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO*


                                                        YEAR          YEAR             YEAR             YEAR             YEAR
                                                        ENDED         ENDED            ENDED            ENDED            ENDED
-----------------------------------------------------------------------------------------------------------------------------------
                                                      12/31/03      12/31/02#        12/31/01         12/31/00         12/31/99
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                $      14.20     $      16.33     $      20.02     $      18.09
                                                                  -----------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                              0.02             0.01             0.00(1)         (0.01)
Net realized and unrealized gain/(loss) on investments                   (4.17)           (2.13)           (3.08)            4.38
                                                                  -----------------------------------------------------------------
Total from investment operations                                         (4.15)           (2.12)           (3.08)            4.37
                                                                  -----------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (0.02)           (0.01)              --            (0.03)
Distributions from capital gains                                            --               --            (0.61)           (2.41)
                                                                  -----------------------------------------------------------------
Total distributions                                                      (0.02)           (0.01)           (0.61)           (2.44)
                                                                  -----------------------------------------------------------------
Net asset value, end of year                                      $      10.03     $      14.20     $      16.33     $      20.02
===================================================================================================================================
Total return                                                            (29.26)%         (12.98)%         (15.22)%          24.64%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of year (in 000's)                                $    287,276     $    450,704     $    491,555     $    411,898
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                                0.95%            0.95%            0.95             0.96%
   After directed brokerage reimbursement                                 0.87%              --               --               --
Ratio of net investment income/(loss) to average
  net assets:
   Before directed brokerage reimbursement                                0.12%            0.09%            0.00%(1)        (0.05)%
   After directed brokerage reimbursement                                 0.20%              --               --               --
Portfolio turnover rate                                                    158%              40%              62%             126%
-----------------------------------------------------------------------------------------------------------------------------------


     * Since August 1, 2002, Jennison Associates, LLC has served as the Portfolio Manager for the Portfolio. Prior to that date, a different firm served as Portfolio Manager. Along with this change was a name change from Capital Appreciation Series to Equity Opportunity Series.
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
     (1) Amount is less than 0.01.

ING MERCURY FOCUS VALUE PORTFOLIO


                                                               PERIOD        PERIOD
                                                                ENDED         ENDED
                                                              12/31/03     12/31/02*#
------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $                   10.00
                                                             -----------------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income                                                              0.00(1)
Net realized and unrealized loss on investments                                   (1.55)
                                                             -----------------------------
Total from investment operations                                                  (1.55)
                                                             -----------------------------
Net asset value, end of period                                $                    8.45
==========================================================================================
Total return                                                                     (15.50)%++
==========================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                      $       8,045
Ratio of operating expenses to average net assets                                  1.05%+
Ratio of net investment income to average net assets                               0.06%+
Portfolio turnover rate                                                              61%
------------------------------------------------------------------------------------------


     *   The Portfolio commenced operations on May 1, 2002.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
     (1) Amount is less than 0.01.

ING MERCURY FUNDAMENTAL GROWTH PORTFOLIO


                                                               PERIOD        PERIOD
                                                                ENDED         ENDED
                                                              12/31/03     12/31/02*#
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                          $                   10.00
                                                             ----------------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment loss                                                               (0.01)
Net realized and unrealized loss on investments                                   (1.94)
                                                             ----------------------------
Total from investment operations                                                  (1.95)
                                                             ----------------------------
Net asset value, end of year                                  $                    8.05
=========================================================================================
Total return                                                                     (19.50)%++
=========================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                      $       4,757
Ratio of operating expenses to average net assets                                  1.05%+
Ratio of net investment loss to average net assets                                (0.09)%+
Portfolio turnover rate                                                              56%
-----------------------------------------------------------------------------------------


     *   The Portfolio commenced operations on May 1, 2002.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING SALOMON BROTHERS ALL CAP PORTFOLIO


                                                                   YEAR             YEAR             YEAR           PERIOD
                                                                  ENDED            ENDED            ENDED            ENDED
------------------------------------------------------------------------------------------------------------------------------
                                                                 12/31/03         12/31/02#        12/31/01        12/31/00*
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $     11.53       $     11.45     $     10.00
                                                                                ----------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                                  0.03              0.09            0.05
Net realized and unrealized gain/(loss) on investments                                (2.98)             0.12            1.68
                                                                                ----------------------------------------------
Total from investment operations                                                      (2.95)             0.21            1.73
                                                                                ----------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                                  (0.02)            (0.09)          (0.04)
Distributions from capital gains                                                         --             (0.04)          (0.24)
                                                                                ----------------------------------------------
Total distributions                                                                   (0.02)            (0.13)          (0.28)
                                                                                ----------------------------------------------
Net asset value, end of period                                                  $      8.56       $     11.53     $     11.45
==============================================================================================================================
Total return                                                                         (25.57)%            1.91%          17.45%++

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                            $   252,792       $   307,030     $   111,887
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                                             1.01%             1.01%           1.00%+
   After directed brokerage reimbursement                                              1.01%               --              --
Ratio of net investment income to average net assets
   Before directed brokerage reimbursement                                             0.32%             1.15%           1.10%+
   After directed brokerage reimbursement                                              0.32%               --              --
Portfolio turnover rate                                                                 139%               75%             82%
------------------------------------------------------------------------------------------------------------------------------


     *   The Portfolio commenced operations on February 1, 2000.
     +   Annualized
     ++  Non-annualized

     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING SALOMON BROTHERS INVESTORS PORTFOLIO


                                                            YEAR           YEAR            YEAR            PERIOD
                                                            ENDED         ENDED           ENDED            ENDED
-------------------------------------------------------------------------------------------------------------------
                                                          12/31/03      12/31/02#        12/31/01        12/31/00*
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $     10.50     $     11.06      $     10.00
                                                                       ----------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                         0.09            0.04             0.06
Net realized and unrealized gain/(loss) on investments                       (2.50)          (0.52)            1.33
                                                                       ----------------------------------------------
Total from investment operations                                             (2.41)          (0.48)            1.39
                                                                       ----------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                         (0.07)          (0.05)           (0.05)
Distributions from capital gains                                                --           (0.03)           (0.28)
                                                                       ----------------------------------------------
Total distributions                                                          (0.07)          (0.08)           (0.33)
                                                                       ----------------------------------------------
Net asset value, end of period                                         $      8.02     $     10.50      $     11.06
=====================================================================================================================
Total return                                                                (22.98)%         (4.27)%          14.07%++
=====================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                   $    94,986     $    95,347      $    27,440
Ratio of operating expenses to average net assets                             1.01%           1.01%            1.00%+
Ratio of net investment income to average net assets                          1.03%           0.78%            1.13%+
Portfolio turnover rate                                                         42%             39%             118%


     *   The Portfolio commenced operations on February 1, 2000.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO


                                                            YEAR           YEAR            YEAR             YEAR          YEAR
                                                            ENDED         ENDED           ENDED            ENDED          ENDED
----------------------------------------------------------------------------------------------------------------------------------
                                                                        12/31/02#        12/31/01         12/31/00      12/31/99
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                       $                   17.50           16.62            15.05         15.23
                                                         --------------------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                         0.38            0.36             0.47          0.50
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                    (0.29)           1.28             2.78          0.53
                                                         --------------------------------------------------------------------------
Total from investment operations                                              0.09            1.64             3.25          1.03
                                                         --------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                         (0.26)          (0.37)           (0.62)        (0.40)
Distributions from capital gains                                             (0.20)          (0.39)           (1.06)        (0.81)
                                                         --------------------------------------------------------------------------
Total distributions                                                          (0.46)          (0.76)           (1.68)        (1.21)
                                                         --------------------------------------------------------------------------
Net asset value, end of year                             $                   17.13           17.50            16.62         15.05
-----------------------------------------------------------------------------------------------------------------------------------
Total return                                                                  0.48%           9.92%           21.97%         6.92%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                                     $   994,912     $   688,506      $   373,548    $  287,909
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                                    0.95%           0.95%            0.95%         0.97%
   After directed brokerage reimbursement                                     0.94%             --               --            --
Ratio of net investment income to average net assets:
   Before directed brokerage reimbursement                                    2.12%           2.65%            3.24%         3.45%
   After directed brokerage reimbursement                                     2.13%             --               --            --
Portfolio turnover rate                                                         16%             23%              42%           36%


     #    Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO*


                                                            YEAR           YEAR            YEAR             YEAR          YEAR
                                                            ENDED         ENDED           ENDED            ENDED          ENDED
-----------------------------------------------------------------------------------------------------------------------------------
                                                          12/31/03      12/31/02#        12/31/01         12/31/00      12/31/99
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                           11.41           11.67            11.24         12.67
                                                         --------------------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                         0.17            0.14             0.23          0.27
Net realized and unrealized gain/(loss) on investments                       (1.68)           0.01             1.18         (0.39)
                                                         --------------------------------------------------------------------------
Total from investment operations                                             (1.51)           0.15             1.41         (0.12)
                                                         --------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                         (0.12)          (0.14)           (0.30)        (0.29)
Distributions from capital gains                                             (0.06)          (0.27)           (0.68)        (1.02)
                                                         --------------------------------------------------------------------------
Total distributions                                                          (0.18)          (0.41)           (0.98)        (1.31)
                                                         --------------------------------------------------------------------------
Net asset value, end of year                             $                    9.72           11.41            11.67         11.24
===================================================================================================================================
Total return                                                                (13.19)%          1.36%           12.93%        (0.72)%
===================================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                                     $   418,276         426,726          298,092       277,354
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                                    0.95%           0.95%            0.95%         0.96%
   After directed brokerage reimbursement                                     0.93%             --               --            --
Ratio of net investment income to average net assets:
   Before directed brokerage reimbursement                                    1.56%           1.43%            1.98%         2.19%
   After directed brokerage reimbursement                                     1.58%             --               --            --
Portfolio turnover rate                                                         23%             16%              53%          122%


     * Since March 1, 1999, T. Rowe Price Associates, Inc. has served as the Portfolio Manager of the Portfolio. Prior to that date a different firm served as Portfolio Manager. Along with this change was a name change from the Multiple Allocation Portfolio to the Equity Income Portfolio.
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING UBS U.S. BALANCED


                                                            YEAR           YEAR            YEAR            PERIOD
                                                            ENDED         ENDED           ENDED            ENDED
---------------------------------------------------------------------------------------------------------------------
                                                          12/31/03      12/31/02#        12/31/01        12/31/00*#
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $      8.71     $      9.40      $     10.00
                                                                       ----------------------------------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income                                                         0.09            0.03             0.09
Net realized and unrealized loss on investments                              (1.38)          (0.64)           (0.68)
                                                                       ----------------------------------------------
Total from investment operations                                             (1.29)          (0.61)           (0.59)
                                                                       ----------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                          (.09)          (0.08)           (0.01)
                                                                       ----------------------------------------------
Net asset value, end of period                                         $      7.33     $      8.71      $      9.40
=====================================================================================================================
Total return                                                                (14.77)%         (6.52)%          (5.90)%++
=====================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                   $    47,394     $    51,723      $     8,497
Ratio of operating expenses to average net assets                             1.01%           1.01%            1.00%+
Ratio of net investment income to average net assets                          1.11%           1.50%            3.80%+
Portfolio turnover rate                                                        126%             50%              10%


     *   The Portfolio commenced operations on October 2, 2000.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO


                                                           PERIOD         PERIOD
                                                            ENDED         ENDED
----------------------------------------------------------------------------------
                                                                        12/31/02*#
----------------------------------------------------------------------------------
Net asset value, beginning of year                       $                   10.00
                                                         -----------------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income                                                         0.01
Net realized and unrealized loss on investments                              (2.11)
                                                         -----------------------------
Total from investment operations                                             (2.10)
                                                         -----------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                         (0.01)
                                                         -----------------------------
Net asset value, end of year                             $                    7.89
======================================================================================
Total return                                                                (21.05)%++
======================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                                     $     6,334
Ratio of operating expenses to average net assets                             1.00%+
Ratio of net investment income to average net assets                          0.13%+
Portfolio turnover rate                                                        113%


     *   The Portfolio commenced operations on May 1, 2002.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO


                                                           PERIOD          PERIOD
                                                            ENDED           ENDED
--------------------------------------------------------------------------------------
                                                                         12/31/02*#
--------------------------------------------------------------------------------------
Net asset value, beginning of year                       $                   10.00
                                                         -----------------------------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income                                                         0.04
Net realized and unrealized loss
on investments and foreign currencies                                        (1.11)
                                                         -----------------------------
Total from investment operations                                             (1.07)
                                                         -----------------------------
Net asset value, end of year                             $                    8.93
======================================================================================
Total return                                                                (10.70)%++
======================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                                     $    19,133
Ratio of operating expenses to average net assets                             1.25%+
Ratio of net investment income to average net assets                          0.70%+
Portfolio turnover rate                                                         33%


     *   The Portfolio commenced operations on May 1, 2002.
     +   Annualized
     ++  Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO*


                                                            YEAR           YEAR            YEAR             YEAR          YEAR
                                                            ENDED         ENDED           ENDED            ENDED          ENDED
-----------------------------------------------------------------------------------------------------------------------------------
                                                          12/31/03      12/31/02#        12/31/01         12/31/00      12/31/99
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                       $                   20.41           23.53            24.84         22.01
                                                         --------------------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                         0.20            0.07             0.07          0.08
Net realized and unrealized gain/(loss) on investments                       (3.21)          (2.89)           (0.62)         3.41
                                                         --------------------------------------------------------------------------
Total from investment operations                                             (3.01)          (2.82)           (0.55)         3.49
                                                         --------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                         (0.17)          (0.06)           (0.11)        (0.07)
Distributions from capital gains                                                --           (0.24)           (0.65)        (0.59)
                                                         --------------------------------------------------------------------------
Total distributions                                                          (0.17)          (0.30)           (0.76)        (0.66)
                                                         --------------------------------------------------------------------------
Net asset value, end of year                             $                   17.23           20.41            23.53         24.84
===================================================================================================================================
Total return                                                                (14.75)%        (11.95)%          (2.11)%       15.88%
===================================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                       $                 599,841     $   793,601      $   941,024    $  899,753
Ratio of operating expenses to average net assets:
   Before directed brokerage reimbursement                                    0.95%           0.95%            0.95%         0.96%
   After directed brokerage reimbursement                                     0.91%             --               --            --
Ratio of net investment income to average net assets:
   Before directed brokerage reimbursement                                    1.04%           0.33%            0.30%         0.40%
   After directed brokerage reimbursement                                     1.08%             --               --            --
Portfolio turnover rate                                                        153%             36%              37%           27%


     * Since January 30, 2002, Van Kampen has served as the Portfolio Manager of the Portfolio. Prior to that date a different firm served as Portfolio Manager. Along with this change was a name change from the Rising Dividends Portfolio to the Van Kampen Growth and Income Portfolio and a change of investment strategy.
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING VAN KAMPEN REAL ESTATE PORTFOLIO*


                                                            YEAR           YEAR            YEAR             YEAR          YEAR
                                                            ENDED         ENDED           ENDED            ENDED          ENDED
-----------------------------------------------------------------------------------------------------------------------------------
                                                          12/31/03      12/31/02#        12/31/01         12/31/00      12/31/99
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                       $                   15.64           15.21            12.12         13.58
                                                         --------------------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                         0.73            0.70             0.42          0.84
Net realized and unrealized gain/(loss) on investments                       (0.71)           0.53             3.33         (1.39)
                                                         --------------------------------------------------------------------------
Total from investment operations                                              0.02            1.23             3.75         (0.55)
                                                         --------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                         (0.44)          (0.59)           (0.66)        (0.54)
Distributions from capital gains                                             (0.25)          (0.21)              --         (0.37)
                                                         --------------------------------------------------------------------------
Total distributions                                                          (0.69)          (0.80)           (0.66)        (0.91)
                                                         --------------------------------------------------------------------------
Net asset value, end of year                             $                   14.97           15.64            15.21         12.12
===================================================================================================================================
Total return                                                                  0.20%           8.14%           30.99%        (3.81)%
===================================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                       $                 194,207         130,643          103,800        56,906
Ratio of operating expenses to average net assets                             0.95%           0.95%            0.95%         0.96%
Ratio of net investment income to average net assets                          4.56%           5.35%            5.60%         5.61%
Portfolio turnover rate                                                         27%             81%              69%           36%


     * Since December 17, 2001, Van Kampen has served as Portfolio Manager for the Portfolio. Prior to that date, different firms served as Portfolio Manager.
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

TO OBTAIN MORE INFORMATION


A Statement of Additional Information, dated May 1, 2004, has been filed with the Securities and Exchange Commission ("SEC"), and is made a part of this Prospectus by reference.

Additional information about the Portfolios' is available in the Portfolios' annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year.

To obtain a free copy of these documents or to make inquiries about the Portfolios, please write the Trust at 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258 or call (800) 366-0066.

Information about the ING Investor's Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the ING Investor's Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


[ING LOGO]

THE ING INVESTORS TRUST TRUSTEES


Paul S. Doherty

J. Michael Earley

R. Barbara Gitenstein

Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam

Blaine E. Rieke

John G. Turner

Roger B. Vincent

Richard A. Wedemeyer

                                                           SEC FILE NO. 811-5629


05/01/04

ING INVESTORS TRUST
(FORMERLY, THE GCG TRUST)


PROSPECTUS

MAY 1, 2004


STOCK FUNDS
ING AMERICAN FUNDS GROWTH PORTFOLIO
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO


NOT ALL PORTFOLIOS MAY BE AVAILABLE IN
ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING INVESTORS TRUST LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN CERTAIN ING INVESTORS TRUST PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT IS: NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR OBJECTIVES.


THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS


                                                       PAGE
INTRODUCTION
   ING Investors Trust                                    2
   Master/Feeder Mutual Fund Structure                    2
   Investment Manager                                     2
   Investment Adviser to the Master Funds                 2
   Portfolios and Master Funds                            2
   Investing through your Variable Contract               3
   Why Reading this Prospectus and the Master
     Funds' Prospectus is Important                       3

DESCRIPTION OF THE PORTFOLIOS
   ING American Funds Growth Portfolio                    4
   ING American Funds International Portfolio             5
   ING American Funds Growth-Income Portfolio             6

PORTFOLIO FEES AND EXPENSES                               7

SUMMARY OF PRINCIPAL RISKS                                8

MORE INFORMATION
   Percentage and Rating Limitations                     10
   A Word about Portfolio Diversity                      10
   Additional Information about the Portfolios
     and the Master Funds                                10
   Additional Investment Policies                        10
   Temporary Defensive Positions                         10
   Independent Auditors                                  10
   Portfolio Distribution                                11
   Rule 12b-1 Plans                                      11

OVERALL MANAGEMENT OF THE TRUST
   The Investment Manager                                12
   "Manager of Managers" Structure                       12

MANAGEMENT OF THE MASTER FUNDS
   Investment Adviser to each Master Fund                12
   Performance of Master Funds                           14
   Advisory Fee                                          14

SHARE PRICE                                              15

TAXES AND DISTRIBUTIONS                                  15

TO OBTAIN MORE INFORMATION                             Back

ING INVESTORS TRUST TRUSTEES                           Back

                                  INTRODUCTION

ING INVESTORS TRUST


ING Investors Trust (the "Trust") is an open-end management investment company. The Trust is a group of mutual funds (referred to individually as a "Portfolio" and collectively, as the "Portfolios"). Not all of the Portfolios are offered in this prospectus ("Prospectus").


MASTER/FEEDER MUTUAL FUND STRUCTURE

Each Portfolio described in this Prospectus operates as a "feeder fund" which means it invests all of its assets in a separate mutual fund, the "master fund." Each master fund (each a "Master Fund" and collectively, the "Master Funds") is a series of American Funds Insurance Series(R) ("American Funds"). Each Portfolio has the same investment objective and limitations as the Master Fund in which it invests. The Portfolios do not buy investment securities directly. The Master Funds, on the other hand, invest directly in portfolio securities.

Under the master/feeder structure, each Portfolio may withdraw its investment in the corresponding Master Fund if the Trust's Board of Trustees (the "Board") determines that it is in the best interests of the Portfolio and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Portfolio in another pooled investment entity, asking ING Investments, LLC to manage either directly or with a sub-adviser under the investment management agreement between the Trust and ING Investments, LLC, or taking other appropriate action.

Investment of each Portfolio's assets in its corresponding Master Fund is not a fundamental policy of any Portfolio and a shareholder vote is not required for any Portfolio to withdraw its investment from its corresponding Master Fund.

Because each Portfolio invests all of its assets in a Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund in which it invests, with the result that the Portfolio's expenses may be higher than those of other mutual funds which invest directly in securities. This structure is different from that of other ING Funds and many other investment companies, which directly acquire and manage their own portfolio of securities. Each Master Fund may have other shareholders, each of whom will pay their proportionate share of the Master Fund's expenses.

Information about the American Funds and Capital Research Management Company ("CRMC") is provided with their permission and based on information provided by CRMC or derived from the American Funds. The prospectus for each Master Fund is delivered together with this Prospectus.


INVESTMENT ADVISER


ING Investments, LLC ("ING" or "ING Investments") serves as the investment adviser to each of the Portfolios. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries with more than 100,000 employees.

INVESTMENT ADVISER TO THE MASTER FUNDS

CRMC serves as investment adviser to the Master Funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.

PORTFOLIOS AND MASTER FUNDS

Each Master Fund is a series of American Funds Insurance Series(R). Each Portfolio's Master Fund is listed below:

TRUST FEEDER PORTFOLIO
ING American Funds Growth Portfolio
ING American Funds International Portfolio
ING American Funds Growth-Income Portfolio

AMERICAN FUNDS MASTER FUND
Growth Fund (Class 2 shares)
International Fund (Class 2 shares)
Growth-Income Fund (Class 2 shares)

INVESTING THROUGH YOUR VARIABLE CONTRACT

Shares of the Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to certain of the Portfolios' investment advisers and their affiliates.


WHY READING THIS PROSPECTUS AND THE MASTER FUNDS' PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, risks and strategy of each of the Portfolios of the Trust offered in this Prospectus. Reading the Prospectus and the prospectus of the Master Funds will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus and the prospectus of the Master Funds for future reference.

        DESCRIPTION OF THE PORTFOLIOSING AMERICAN FUNDS GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks to make your investment grow. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests all of its assets in the Master Fund, Class 2 shares of the Growth Fund, a series of American Funds Insurance Series(R), a registered open-end investment company. In turn, the Growth Fund seeks to make shareholders' investments grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The Growth Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and Canada and not included in the Standard & Poor's 500 Composite Stock Price Index. The Growth Fund is designed for investors seeking capital appreciation through stocks. Investors in the Growth Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The Growth Fund may invest in debt securities (other than convertible securities) rated BBB and Baa or below by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Group ("S&P") or in unrated securities that are determined to be of equivalent quality subject to the limitations described in the Master Fund's Statement of Additional Information.

Investment of the Portfolio's assets in the Class 2 shares of the Growth Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Growth Fund.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio, by virtue of its investment in the Growth Fund, and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline, are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio.

Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the portfolio counselors of the Growth Fund may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                              DEBT SECURITIES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               MARKET TRENDS RISK

Please see "Summary of Principal Risks" following the "Portfolio Fees and Expenses" section for a description of these risks. This Prospectus and the prospectus of the Master Funds do not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio or Master Fund may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statements of Additional Information of the Portfolio and the Master Fund, respectively.

PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Performance information is only shown for portfolios that have had a full calendar year of operations. The Portfolio commenced operations on September 2, 2003. Since the Portfolio has not had a full calendar year of operations, annual performance information has not been provided.


INVESTMENT ADVISER TO THE MASTER FUND

CRMC serves as the investment adviser to the Fund. Information about CRMC and the portfolio counselors managing the Growth Fund is set out below under "Management of the Master Funds."

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks to make your investment grow over time. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests all of its assets in the Master Fund, Class 2 shares of the International Fund, a series of American Funds Insurance Series(R), a registered open-end investment company. In turn, the International Fund seeks to make shareholders' investments grow over time by investing primarily in common stocks of companies located outside the United States.

The International Fund is designed for investors seeking capital appreciation through stocks. Investors in the International Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The International Fund may invest in debt securities (other than convertible securities) rated BBB and Baa or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality subject to the limitations described in the Master Fund's Statement of Additional Information.

Investment of the Portfolio's assets in the Class 2 shares of the International Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the International Fund.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio, by virtue of its investment in the International Fund and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline, are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio.

Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the portfolio counselors may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                              EMERGING MARKET RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               MARKET TRENDS RISK

Please see "Summary of Principal Risks" following the "Portfolio Fees and Expenses" section for a description of these risks. This Prospectus and the prospectus of the Master Funds do not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio or Master Fund may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statements of Additional Information of the Portfolio and the Master Fund, respectively.

PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Performance information is only shown for portfolios that have had a full calendar year of operations. The Portfolio commenced operations on September 2, 2003. Since the Portfolio has not had a full calendar year of operations, annual performance information has not been provided.


INVESTMENT ADVISER TO THE MASTER FUND

CRMC serves as the investment adviser to the Fund. Information about CRMC and the portfolio counselors managing the International Fund is set out below under "Management of the Master Funds."

ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks to make your investment grow and provide you with income over time. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests all of its assets in the Master Fund, Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series(R), a registered open-end investment company. In turn, the Growth-Income Fund seeks to make shareholders' investments grow and to provide shareholders with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

The Growth-Income Fund may invest up to 10% of its assets in equity securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Stock Price Index. The Growth-Income Fund is designed for investors seeking both capital appreciation and income.

The Growth-Income Fund may invest in debt securities (other than convertible securities) rated BBB and Baa or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality subject to the limitations described in the Master Fund's Statement of Additional Information.

Investment of the Portfolio's assets in the Class 2 shares of the Growth-Income Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Growth-Income Fund.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio, by virtue of its investment in the Growth-Income Fund and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline, are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio.

Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the portfolio counselors may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                              DEBT SECURITIES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               MARKET TRENDS RISK

Please see "Summary of Principal Risks" following the "Portfolio Fees and Expenses" section for a description of these risks. This Prospectus and the prospectus of the Master Funds do not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio or Master Fund may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statements of Additional Information of the Portfolio and the Master Fund, respectively.

PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Performance information is only shown for portfolios that have had a full calendar year of operations. The Portfolio commenced operations on September 2, 2003. Since the Portfolio has not had a full calendar year of operations, annual performance information has not been provided.


INVESTMENT ADVISER TO THE MASTER FUND

CRMC serves as the investment adviser to the Fund. Information about CRMC and the portfolio counselors managing the Growth-Income Fund is set out below under "Management of the Master Funds."

                           PORTFOLIO FEES AND EXPENSES


The table that follows shows the estimated operating expenses paid each year by a Portfolio. Expenses for each Portfolio are based on the expenses paid by the Portfolios in the year 2003. The table reflects the estimated expenses of each Portfolio and its corresponding Master Fund. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company under your Variable Contract. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.

                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                                      MANAGEMENT    DISTRIBUTION        OTHER     TOTAL OPERATING
                                                        FEE(2)     (12b-1) FEE(3)    EXPENSES(4)      EXPENSES
-----------------------------------------------------------------------------------------------------------------
ING American Funds Growth Portfolio                        %            0.75%            %               %
ING American Funds International Portfolio                 %            0.75%            %               %
ING American Funds Growth-Income Portfolio                 %            0.75%            %               %



(1) This table shows the estimated operating expenses for the Portfolios as a ratio of expenses to average daily net assets. Because the Portfolios are new, "Other Expenses," shown above, are annualized for the fiscal year ended December 31, 2003. This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund.


(2) Each of the Growth Fund, International Fund and Growth-Income Fund pays CRMC a management fee for advisory expenses at current asset levels of the
     Master Funds of   %,   % and   %, respectively. Pursuant to its investment
     management agreement with the Trust, ING Investments, LLC may charge an annual advisory fee at asset levels that are the same as the current asset
     levels of the Master Funds equal to   %,   % and   % of average daily net
     assets for the ING American Funds Growth Portfolio, the ING American Funds International Portfolio, and the ING American Funds Growth-Income Portfolio, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Investments, LLC does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

(3) Shares of each Portfolio are subject to a Rule 12b-1 fee at an annual rate of 0.50% of average daily net assets payable to Directed Services, Inc. ("DSI"). In addition, Class 2 shares of each of the Growth Fund, the International Fund and the Growth-Income Fund pay 0.25% of average net assets annually pursuant to a Plan of Distribution or 12b-1 plan. Shareholders of the Class 2 shares of the Master Funds pay only their proportionate share of 12b-1 plan expenses.

(4) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for the American Funds Growth Portfolio, ING American Funds International Portfolio, and ING American Funds Growth-Income Portfolio, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Funds Services, LLC does not charge an administration fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the shares operating expenses remain the same. The Example does not reflect the expenses of any Variable Contract that may use the Portfolio as its underlying investment medium. If such expenses were reflected, the expense amounts indicated would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                            1 YEAR(1) 3 YEARS(1)
--------------------------------------------------------------------------------
ING American Funds Growth Portfolio                               $         $
ING American Funds International Portfolio                        $         $
ING American Funds Growth-Income Portfolio                        $         $


(1) This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund.


                           SUMMARY OF PRINCIPAL RISKS

THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE "DESCRIPTIONS OF THE PORTFOLIOS" AND ARE DESCRIBED IN THIS SECTION. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENT MADE BY A PORTFOLIO CAN CHANGE OVER TIME. ADDITIONAL INVESTMENT POLICIES AND RISKS OF THE PORTFOLIOS AND MASTER FUNDS ARE SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION OF THE PORTFOLIOS AND MASTER FUNDS, RESPECTIVELY, EACH OF WHICH IS AVAILABLE UPON REQUEST.

CURRENCY RISK. Investments directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, investments in foreign currency-denominated securities may reduce the value of an investment.

DEBT SECURITIES RISK. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than market price of shorter term securities. In addition, changes in interest rates can affect the rate at which income on maturing instruments can be reinvested.

EMERGING MARKET RISK. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after a Master Fund or Portfolio invests in those currencies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Master Fund or Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. The market may not favor growth-oriented stocks or may not favor equities at all.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. Investments in illiquid securities may reduce returns because of a possible inability to trade the illiquid securities at an advantageous time or price and because illiquidity can reduce the value of a security. Principal investment strategies that involve foreign securities, small companies, derivatives, convertible securities, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A portfolio counselor of a Master Fund will apply investment techniques and risk analyses in making investment decisions for a Master Fund, but there can be no assurance that these will achieve the Master Fund's or Portfolio's objective, and a portfolio counselor could do a poor job in executing an investment strategy. Individuals primarily responsible for managing a Master Fund may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by a Master Fund or Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment may still trail returns from the overall stock market.

MARKET TRENDS RISK. From time to time, the stock market may not favor the type or style of securities in which a Master Fund or Portfolio invests.

REPURCHASE AGREEMENTS. Each Master Fund and Portfolio may enter into repurchase agreements. Repurchase agreements involve the acquisition of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in effect a loan collateralized by securities. The risk in a repurchase transaction is that the seller may not be able to pay the agreed-upon sum on the delivery date. In the event of default by the seller, the instrument purchased may decline in value, interest payable on the instruments may be lost and the Master Fund or Portfolio may incur expense or delay in liquidating the instrument.

PORTFOLIO TURNOVER. Changes to the investment of a Master Fund may be made regardless of the length of time particular investments have been held. Each Master Fund anticipates that its annual portfolio turnover rate will not exceed 100%. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs which may have an adverse impact on performance. The portfolio turnover rate of each Master Fund will vary from year to year, as well as within a year.


                                MORE INFORMATION

PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage and rating limitations in this Prospectus apply at the time of investment.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Portfolio in this Prospectus is diversified, as defined in the Investment Company Act of 1940. A diversified Portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities and securities of other investment companies). Investment restrictions are fundamental if so designated in this Prospectus or the Statement of Additional Information. This means they may not be modified or changed without a vote of the shareholders.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS AND THE MASTER FUNDS

The Statement of Additional Information of the Portfolios is made a part of this Prospectus. You may obtain a copy of the Statement of Additional Information of the Portfolios and the Statement of Additional Information of the Master Funds without charge by calling the Trust at (800) 366-0066, or downloading it from the SEC's website http://www.sec.gov.

ADDITIONAL INVESTMENT POLICIES

Additional investment policies of the Master Funds and the Portfolios are set forth in the Statements of Additional Information of the Master Funds and the Portfolios, respectively, which are available upon request, without charge, by calling the Trust at (800) 366-0066, or downloading them from the SEC's website http://www.sec.gov.

TEMPORARY DEFENSIVE POSITIONS

Each Master Fund may also hold cash or money market instruments. The size of a Master Fund's cash position will vary and will depend on various factors, including market conditions and purchase and redemptions of Portfolio shares. A larger cash position could detract from the achievement of the Master Fund's objective in a period of rising market prices; conversely, it would reduce the Master Fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.

INDEPENDENT AUDITORS

KPMG LLP, located at 99 High Street, Boston, MA 02110, serves as the Portfolios' independent auditors. For information regarding the Master Funds' independent auditors, please consult the Master Funds' Statement of Additional Information.

PORTFOLIO DISTRIBUTION

Directed Services, Inc. ("DSI") is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at http://www.nasdr.com or the Public Disclosure Hotline at
(800) 289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

RULE 12b-1 PLANS

Shares of each Portfolio are subject to a Rule 12b-1 fee at an annual rate of up to 0.50% of average daily net assets. In addition, Class 2 shares of each Master Fund pays a Rule 12b-1 fee of 0.25% of average annual net assets of the Master Fund. The Rule 12b-1 fees are paid for the sale and distribution of shares and for services provided to shareholders and contract owners. Shareholders of the Class 2 shares of the Master Funds pay only their proportionate share of 12b-1 plan expenses.


Rule 12b-1 fees are paid out of a Portfolio's assets (including the assets of the Master Fund) on an ongoing basis. Therefore, these fees will increase the cost of an investment in a Portfolio and may, over time, be greater than other types of sales charges.

                         OVERALL MANAGEMENT OF THE TRUST


THE INVESTMENT ADVISER


ING Investments, LLC, an Arizona limited liability company, serves as the investment adviser to each of the Portfolios. ING has overall responsibility for the management of the Portfolios. ING provides or oversees investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspect of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. In the event the Board determines it is in the best interests of a Portfolio and its shareholders to withdraw a Portfolio's assets from the corresponding Master Fund, ING may assume direct management of the Portfolio or may oversee a sub-adviser to manage the Portfolio's assets.

ING is registered as an investment adviser with the SEC. ING is an indirect, wholly-owned subsidiary of ING Groep, N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries with more than 100,000 employees. ING began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.


As of December 31, 2003, ING managed over $36.6 billion in assets.


ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

"MANAGER OF MANAGERS" STRUCTURE

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace a non-affiliated sub-adviser for a Portfolio, as well as change the terms of a contract with a non-affiliated portfolio manager, without submitting the contract to a vote of the Portfolio's shareholders. Should ING Investments manage the assets of the Portfolios directly, it may select sub-advisers to provide sub-advisory services to the Portfolios without obtaining shareholder approval. Under the exemptive relief permitting the manager-of-managers arrangements, the Trust will notify shareholders of any change in the identity of a sub-adviser to a Portfolio. In this event, the name of the Portfolio and its investment strategies may also change. ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios.

                         MANAGEMENT OF THE MASTER FUNDS

INVESTMENT ADVISER TO EACH MASTER FUND


CRMC, an experienced investment management organization founded in 1931, serves as investment adviser to each Master Fund and to other mutual funds, including those in The American Funds Group. CRMC, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. CRMC manages the investment portfolio and business affairs of each Master Fund. As of December 31, 2003, CRMC managed more than $500 billion in assets.


The total management fee paid by each Master Fund, as a percentage of average net assets, for the fiscal year ended December 31, 2002 is as follows:


           Growth Fund                                             %
           International Fund                                      %
           Growth-Income Fund                                      %


CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this system, the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by CRMC's investment committee. In addition, CRMC's research professionals may make investment decisions with respect to a portion of a fund's portfolio.

The primary portfolio counselors for the Growth Fund are listed below.


                                                                                               APPROXIMATE YEARS OF
                                                                                                 EXPERIENCE AS AN
                                                                YEARS OF EXPERIENCE AS        INVESTMENT PROFESSIONAL
                                                               PORTFOLIO COUNSELOR (AND     ---------------------------
    PORTFOLIO COUNSELOR                PRIMARY TITLE           RESEARCH PROFESSIONAL, IF    WITH CRMC OR
(FUND TITLE, IF APPLICABLE)      WITH CRMC (OR AFFILIATE)      APPLICABLE (APPROXIMATE))     AFFILIATES     TOTAL YEARS
---------------------------     --------------------------    ---------------------------   ------------    -----------
James E. Drasdo                 Senior Vice President,        17 years                            27             32
                                Capital Research and
                                Management Company

Donald D. O'Neal                Senior Vice President,        13 years (plus 4 years              19             19
(President and Trustee)         Capital Research and          prior experience as a
                                Management Company            research professional for
                                                              the Fund)

Gordon Crawford                 Senior Vice President and     10 years (plus 5 years              33             33
                                Director, Capital Research    prior experience as a
                                and Management Company        research professional for
                                                              the Fund)

J. Blair Frank                  Vice President, Capital       4 years (plus 3 years prior          9             10
                                Research Company              experience as a research
                                                              professional for the Fund)


The primary portfolio counselors for the International Fund are listed below.


                                                                                               APPROXIMATE YEARS OF
                                                                                                 EXPERIENCE AS AN
                                                                YEARS OF EXPERIENCE AS        INVESTMENT PROFESSIONAL
                                                               PORTFOLIO COUNSELOR (AND     ---------------------------
    PORTFOLIO COUNSELOR                PRIMARY TITLE           RESEARCH PROFESSIONAL, IF    WITH CRMC OR
(FUND TITLE, IF APPLICABLE)      WITH CRMC (OR AFFILIATE)      APPLICABLE (APPROXIMATE))     AFFILIATES     TOTAL YEARS
---------------------------     --------------------------    ---------------------------   ------------    -----------
Alwyn Heong                     Senior Vice President,        8 years                             12             16
                                Capital Research Company

Robert W. Lovelace              Chairman and Principal        10 years                            19             19
(Vice President)                Executive Officer, Capital
                                Research Company

Darcy B. Kopcho                 Director, Capital Research    2 years (plus 5 years prior         18             18
                                and Management Company        experience as a Research
                                                              Professional for the Fund)


The primary portfolio counselors for the Growth-Income Fund are listed below.


                                                                                               APPROXIMATE YEARS OF
                                                                                                 EXPERIENCE AS AN
                                                               YEARS OF EXPERIENCE AS         INVESTMENT PROFESSIONAL
                                                              PORTFOLIO COUNSELOR (AND      ---------------------------
    PORTFOLIO COUNSELOR               PRIMARY TITLE           RESEARCH PROFESSIONAL, IF     WITH CRMC OR
(FUND TITLE, IF APPLICABLE)     WITH CRMC (OR AFFILIATE)      APPLICABLE (APPROXIMATE))      AFFILIATES     TOTAL YEARS
---------------------------     ------------------------      -------------------------     ------------    -----------
James K. Dunton,                Senior Vice President and     20 years (since the Fund            42             42
(Chairman of the Board          Director, Capital Research    began operations)
and Principal Executive         and Management Company
Officer)

                                                                                               APPROXIMATE YEARS OF
                                                                                                 EXPERIENCE AS AN
                                                                 YEARS OF EXPERIENCE AS       INVESTMENT PROFESSIONAL
                                                                PORTFOLIO COUNSELOR (AND    ---------------------------
    PORTFOLIO COUNSELOR                PRIMARY TITLE            RESEARCH PROFESSIONAL, IF   WITH CRMC OR
(FUND TITLE, IF APPLICABLE)      WITH CRMC (OR AFFILIATE)       APPLICABLE (APPROXIMATE))    AFFILIATES     TOTAL YEARS
---------------------------     --------------------------    ----------------------------  ------------    -----------
Alan N. Berro                   Senior Vice President,        8 years (plus 4 years prior         13             18
(Senior Vice President)         Capital Research Company      experience as a research
                                                              professional for the Fund)

Claudia P. Huntington           Senior Vice President,        10 years (plus 5 years prior        29             31
(Vice President)                Capital Research and          experience as a research
                                Management Company            professional for the Fund)

Robert G. O'Donnell             Senior Vice President and     14 years (plus 1 year prior         29             32
                                Director, Capital Research    experience as a research
                                and Management Company        professional for the Fund)

C. Ross Sappenfield             Vice President and            5 years                             12             12
                                Director, Capital Research
                                Company


PERFORMANCE OF MASTER FUNDS


The table presents total annualized returns of each Master Fund for the periods shown below through December 31, 2002, adjusted to reflect current expenses of each Portfolio. The information below does not present the performance of the Portfolios, since the Portfolios had not yet commenced operations. Rather, the table presents the historical performance of the Master Funds, adjusted for the expenses of the Portfolios, as if the Portfolios had invested in the Master Funds for the periods presented. Performance information does not reflect the expenses of any Variable Contract, and performance would be lower if it did.



                                                                                SINCE INCEPTION OF MASTER
                                                    1 YEAR(1)       5 YEAR(1)     FUND OR 10 YEARS(1)(2)
        -------------------------------------------------------------------------------------------------
        American Growth Fund
        American International Fund
        American Growth-Income Fund


(1) Performance is net of expenses of the Master Fund plus additional expenses of the Portfolios, the latter of which are estimated. These estimated additional expenses, expressed as a ratio of expenses to average daily net assets, for the Portfolios are 0.50% for 12b-1 fees and 0.03% for other expenses, for a total of 0.53% for each of the Portfolios.

(2) Both the American Growth Fund and American Growth-Income Fund commenced operations as of February 8, 1984; the American International Fund commenced operations as of May 1, 1990.

ADVISORY FEE

Under the master/feeder structure, each Master Fund pays CRMC a management fee based on the average daily net assets of the Master Fund. As shareholders in the Master Funds, the Portfolios indirectly pay a portion of the master-level management fee. Under the master/feeder structure, each Portfolio may withdraw its investment in its Master Fund if the Board determines that it is in the best interests of the Portfolio and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Portfolio in another pooled investment entity, asking ING Investments, LLC to manage either directly or with a sub-adviser under the investment management agreement between the Trust and ING Investments, LLC, or taking other appropriate action.

                                   SHARE PRICE

The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern time). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Portfolios do not price shares, the NAV of a Portfolio that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less at the time of acquisition are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

Securities of each Master Fund are valued at their NAV. For more information regarding the determination of NAV of each Master Fund, see the Master Funds' Statement of Additional Information.

                             TAXES AND DISTRIBUTIONS

Each Portfolio of the Trust distributes its net investment income, if any, on its outstanding shares at least once annually. Each Portfolio can make distributions at other times if it chooses to do so. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by any Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio will reduce the per share NAV by the per share amount paid.

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

In order for the separate accounts to comply with regulations under Section 817(h) of the Code, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total investments is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

Since the sole shareholders of the Portfolios will be separate accounts, no discussion is included in this Prospectus as to the tax aspects at the shareholder level. The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

TO OBTAIN
MORE INFORMATION


A Statement of Additional Information, dated May 1, 2004, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolios' investments will be available in their annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios performance during its last fiscal year.


To obtain a free copy of these documents or to make inquiries about the Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258 or call (800) 366-0066.


Information about the ING Investors Trust can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


THE ING INVESTORS TRUST TRUSTEES

Paul S. Doherty

J. Michael Earley

R. Barbara Gitenstein

Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam

Baline E. Rieke

John G. Turner

Roger B. Vincent

Richard A. Wedemeyer

[ING INVESTORS TRUST LOGO]

                                                           SEC File No. 811-5629

                               ING INVESTORS TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2004


                                  ADVISER CLASS
                               INSTITUTIONAL CLASS
                                  SERVICE CLASS

   ING AIM Mid Cap Growth Portfolio
   ING Alliance Mid Cap Growth Portfolio
   ING Capital Guardian Large Cap Value Portfolio
   ING Capital Guardian Managed Global Portfolio
   ING Capital Guardian Small Cap Portfolio
   ING Developing World Portfolio

   ING Eagle Asset Capital Appreciation Portfolio

   ING FMR(SM) Diversified Mid Cap Portfolio

   ING Goldman Sachs Internet Tollkeeper(SM) Portfolio*
   ING Hard Assets Portfolio
   ING International Portfolio
   ING Janus Special Equity Portfolio
   ING Jennison Equity Opportunities Portfolio
   ING JPMorgan Small Cap Equity Portfolio
   ING Julius Baer Foreign Portfolio
   ING Legg Mason Value Portfolio
   ING Limited Maturity Bond Portfolio
   ING Liquid Assets Portfolio
   ING Marsico Growth Portfolio
   ING Mercury Focus Value Portfolio
   ING Mercury Fundamental Growth Portfolio
   ING MFS Mid Cap Growth Portfolio
   ING MFS Research Portfolio
   ING MFS Total Return Portfolio
   ING PIMCO Core Bond Portfolio
   ING PIMCO High Yield Portfolio
   ING Salomon Brothers All Cap Portfolio
   ING Salomon Brothers Investors Portfolio
   ING T. Rowe Price Capital Appreciation Portfolio
   ING T. Rowe Price Equity Income Portfolio
   ING UBS U.S. Balanced Portfolio
   ING Van Kampen Equity Growth Portfolio
   ING Van Kampen Global Franchise Portfolio
   ING Van Kampen Growth and Income Portfolio
   ING Van Kampen Real Estate Portfolio

     This Statement of Additional Information ("SAI") pertains to the Portfolios listed above, each of which is a separate series of ING Investors Trust (the "Trust"). A prospectus ("Prospectus') for the portfolios ("Portfolios") that provides the basic information you should know before investing in the Portfolios may be obtained without charge from the Trust at the phone number or address below or from the Portfolios' principal underwriter, ING Funds Distributor, LLC. This SAI is not a Prospectus and this SAI expands on information contained in the Prospectuses. It should be read in conjunction with the Prospectuses dated May 1, 2004 (the "Prospectuses"). This SAI is incorporated by reference in its entirety into the Prospectuses. The Financial Statements for certain Portfolios and the independent auditors' report thereon, included in such Portfolios' Annual Reports, are incorporated by reference in this Statement of Additional Information.





                               ING INVESTORS TRUST
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                                  800-366-0066

*Goldman Sachs Internet Tollkeeper(SM) is a service mark of Goldman, Sachs & Co.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                TABLE OF CONTENTS


INTRODUCTION                                                                                        1
HISTORY                                                                                             1
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES                                                 3
 FIXED INCOME INVESTMENTS                                                                           3
   U.S. Government Securities                                                                       3
   Municipal Securities                                                                             3
   Custodial Receipts and Trust Certificates                                                        3
   Corporate Debt Securities                                                                        4
   High Yield Bonds                                                                                 5
   Participation on Creditors Committees                                                            6
   Brady Bonds                                                                                      6
   Banking Industry and Savings Industry Obligations                                                6
   Commercial Paper                                                                                 7
   Sovereign Debt                                                                                   8
   Mortgage-Backed Securities                                                                       9
   Commercial Mortgage-Backed Securities                                                            9
     Stripped Mortgage-Backed Securities                                                            9
     Collateralized Mortgage Obligations (CMOs)                                                    10
     GNMA Certificates                                                                             10
     FNMA and FHLMC Mortgage-Backed Obligations                                                    11
     Privately-Issued Mortgage-Backed Securities                                                   12
     Foreign-Related Mortgage Securities                                                           12
     Asset-Backed Securities                                                                       12
   Collateralized Debt Obligations                                                                 13
   Subordinated Mortgage Securities                                                                14
     Loan Participations                                                                           16
     Delayed Funding Loans and Revolving Credit Facilities                                         16
   Zero-Coupon and Pay-in-Kind Bonds                                                               17
   Eurodollar and Yankee Dollar Instruments                                                        17
   Inflation-Indexed Bonds                                                                         17
   Event-Linked Bonds                                                                              17
   Guaranteed Investment Contracts                                                                 17
   Credit-Linked Notes                                                                             18
   Trust-Preferred Securities                                                                      18
 EQUITY INVESTMENTS                                                                                19
   Common Stock and Other Equity Securities                                                        19
   Preferred Stock                                                                                 19
   Convertible Securities                                                                          19
   Warrants                                                                                        19
   Eurodollar Convertible Securities                                                               20
 DERIVATIVES                                                                                       20
   Futures Contracts and Options on Futures Contracts                                              20
     General Description of Futures Contracts                                                      20
     Interest Rate Futures Contracts                                                               21
     Options on Futures Contracts                                                                  21
     Stock Index Futures Contracts                                                                 21
     Investment in Gold and Other Precious Metals                                                  23
     Gold Futures Contracts                                                                        23
     Limitations                                                                                   23

   Options on Securities and Securities Indexes                                                    24
     Purchasing Options on Securities                                                              24
   Risks of Options Transactions                                                                   24
     Writing Covered Call and Secured Put Options                                                  25
     Options on Securities Indexes                                                                 26
     Over-the-Counter Options                                                                      26
     General                                                                                       26
   Risks Associated With Futures and Futures Options                                               26
   Swaps                                                                                           27
     Credit Default Swaps                                                                          28
   Variable and Floating Rate Securities                                                           28
   Lease Obligation Bonds                                                                          28
   Structured Securities                                                                           28
   Indexed Securities                                                                              29
   Hybrid Instruments                                                                              29
   Dollar Roll Transactions                                                                        30
 FOREIGN INVESTMENTS                                                                               31
   Foreign Securities                                                                              31
   Equity and Debt Securities Issued or Guaranteed by Supranational Organizations                  32
   Depositary Receipts                                                                             33
   Foreign Currency Transactions                                                                   33
     Forward Currency Contracts                                                                    33
   Options on Foreign Currencies                                                                   34
   Currency Management                                                                             35
   Exchange Rate-Related Securities                                                                35
 OTHER INVESTMENT PRACTICES AND RISKS                                                              36
   Repurchase Agreements                                                                           36
   Reverse Repurchase Agreements                                                                   36
   Other Investment Companies                                                                      37
     Standard & Poor's Depositary Receipts                                                         37
     iShares MSCI Index Shares                                                                     37
     Exchange Traded Funds ("ETFs")                                                                38
   Short Sales                                                                                     38
   Short Sales Against the Box                                                                     38
   Illiquid Securities                                                                             38
   Restricted Securities                                                                           38
   Borrowing                                                                                       39
   Lending Portfolio Securities                                                                    39
   Real Estate Investment Trusts                                                                   39
     Risks Associated with the Real Estate Industry                                                39
   Hard Asset Securities                                                                           40
   Small Companies                                                                                 40
     Unseasoned Companies                                                                          41
   Strategic Transactions                                                                          41
   Special Situations                                                                              41
   Internet and Internet-Related Companies                                                         41
     Risk Considerations Regarding the Internet Industry                                           42
   Principal Exchange Rate Linked Securities                                                       43
   Performance Indexed Paper                                                                       43
   Temporary Defensive Investments                                                                 43
INVESTMENT RESTRICTIONS                                                                            44
 FUNDAMENTAL INVESTMENT RESTRICTIONS                                                               44

     For the UBS U.S. Balanced, FMR(SM) Diversified Mid Cap, Legg Mason Value and Janus Special
     Equity:                                                                                       44
     For Van Kampen Growth and Income, Eagle Asset Capital Appreciation, AIM Mid Cap Growth and
     Capital Guardian Small Cap:                                                                   59
     For Van Kampen Growth and Income, AIM Mid Cap Growth, and Capital Guardian Small Cap:         59
   Board Committees                                                                                74
     Frequency of Board Meetings                                                                   76
     Compensation of Trustees                                                                      76
   Ownership of Shares                                                                             81
   Control Persons and Principal Shareholders                                                      81
   The Management Agreement                                                                        85
   Distribution of Trust Shares                                                                    97
     Distribution Plan                                                                             98
     Shareholder Servicing Agreement                                                               99
   Proxy Voting Procedures                                                                        102
 PORTFOLIO TRANSACTIONS AND BROKERAGE                                                             102
   Investment Decisions                                                                           102
   Brokerage and Research Services                                                                103
     Portfolio Turnover                                                                           107
 NET ASSET VALUE                                                                                  107
 PERFORMANCE INFORMATION                                                                          109
 TAXES                                                                                            114
 OTHER INFORMATION                                                                                116
   Capitalization                                                                                 116
   Voting Rights                                                                                  116
   Purchase of Shares                                                                             117
   Redemption of Shares                                                                           117
   Exchanges                                                                                      117
   Custodian                                                                                      118
   Independent Auditors                                                                           118
   Legal Counsel                                                                                  118
   Registration Statement                                                                         118
   Financial Statements                                                                           118
 APPENDIX A: DESCRIPTION OF BOND RATINGS                                                          119
 APPENDIX B:  PROXY VOTING PROCEDURES AND GUIDELINES                                              122

                                  INTRODUCTION


     This SAI is designed to elaborate upon information contained in the Prospectuses for the Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectuses and are interested in a more detailed explanation of certain aspects of some of the Portfolios' securities and some investment techniques. Some of the Portfolios' investment techniques are described only in the Prospectuses and are not repeated herein. Unless otherwise noted, a Portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectus or this SAI that the Investment Adviser or Manager ("Manager") or portfolio manager ("Portfolio Manager" or "Portfolio Managers") reasonably believes is compatible with the investment objectives and policies of that Portfolio. Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectuses. Terms not defined herein have the meanings given them in the Prospectuses.


                                     HISTORY


     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 40 investment portfolios. The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions (individually, a "Portfolio" and collectively, the "Portfolios"). The Trust currently has authorized the following 38 Portfolios: ING Salomon Brothers All Cap Portfolio ("Salomon Brothers All Cap"), ING UBS U.S. Balanced Portfolio ("UBS U.S. Balanced"), ING Alliance Mid Cap Growth Portfolio ("Alliance Mid Cap Growth"), ING Capital Guardian Small Cap Portfolio ("Capital Guardian Small Cap"), ING PIMCO Core Bond Portfolio ("PIMCO Core Bond"), ING PIMCO High Yield Portfolio ("PIMCO High Yield"), ING Developing World Portfolio ("Developing World"), ING FMR(SM) Diversified Mid Cap Portfolio ("FMR(SM) Diversified Mid Cap"), ING Van Kampen Equity Growth Portfolio ("Van Kampen Equity Growth"), ING T. Rowe Price Equity Income Portfolio ("T. Rowe Price Equity Income"), ING Jennison Equity Opportunities Portfolio ("Jennison Equity Opportunities"), ING Mercury Focus Value Portfolio ("Mercury Focus Value"), ING T. Rowe Price Capital Appreciation Portfolio ("T. Rowe Price Capital Appreciation"), ING Mercury Fundamental Growth Portfolio ("Mercury Fundamental Growth"), ING Van Kampen Global Franchise Portfolio ("Van Kampen Global Franchise"), ING Marsico Growth Portfolio ("Marsico Growth"), ING Hard Assets Portfolio ("Hard Assets"), ING Julius Baer Foreign Portfolio ("Julius Baer Foreign "), ING International Portfolio ("International"), ING Goldman Sachs Internet Tollkeeper(SM) Portfolio ("Goldman Sachs Internet Tollkeeper(SM)"), ING Salomon Brothers Investors Portfolio ("Salomon Brothers Investors"), ING JPMorgan Small Cap Equity Portfolio ("JPMorgan Small Cap Equity"), ING Legg Mason Value Portfolio ("Legg Mason Value," formerly known as ING Janus Growth and Income), ING Capital Guardian Large Cap Value Portfolio ("Capital Guardian Large Portfolio Cap Value"), ING Limited Maturity Bond Portfolio ("Limited Maturity Bond"), ING Liquid Assets Portfolio ("Liquid Assets"), ING Capital Guardian Managed Global Portfolio ("Capital Guardian Managed Global"), ING MFS Mid Cap Growth Portfolio ("MFS Mid Cap Growth"), ING Van Kampen Real Estate Portfolio ("Van Kampen Real Estate"), ING MFS Research Portfolio ("MFS Research"), ING Janus Special Equity Portfolio ("Janus Special Equity"), ING AIM Mid Cap Growth Portfolio ("AIM Mid Cap Growth"), ING MFS Total Return Portfolio ("MFS Total Return"), ING Eagle Asset Capital Appreciation Portfolio ("Eagle Asset Capital Appreciation," formerly known as ING Eagle Asset Value Equity Portfolio), ING Stock Index Portfolio ("Stock Index"), ING Van Kampen Growth and Income Portfolio ("Van Kampen Growth and Income") and ING American Funds Growth Portfolio, ING American Funds International Portfolio, and ING American Funds Growth-Income Portfolio. PIMCO High Yield does not offer Class I shares. Stock Index does not offer Class A and S shares. Shares of the ING American Funds Growth Portfolio, ING American Funds International Portfolio, and ING American Funds Growth-Income Portfolio are not offered through this SAI. The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies, and restrictions.

     On January 31, 1992, the name of the Trust was changed to The GCG Trust. Prior to that date, the name of the Trust was The Specialty Managers Trust. Effective May 1, 2003, the name of the Trust changed to ING Investors Trust.

     Each of Hard Assets, Janus Special Equity, JPMorgan Small Cap Equity, Salomon Brothers All Cap, Van Kampen Global Franchise and Van Kampen Real Estate Portfolios is a "non-diversified company," as such term is defined for purposes of the Investment Company Act of 1940 (the "1940 Act"). Each of the Trust's other Portfolios is a "diversified company" within the meaning of that term under the 1940 Act. The 1940 Act generally requires that, with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer. When compared with a diversified company, a non-diversified company may invest a greater portion of its assets in a particular issuer, and, therefore, has a greater exposure to the risk of poor earnings or losses by an issuer.

               DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES


FIXED INCOME INVESTMENTS




U.S. GOVERNMENT SECURITIES

     U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury. Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, described in the section on "Mortgage-Backed Securities," and Federal Housing Administration debentures). In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full.

     Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Mortgage Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks.

     Certain Portfolios may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.


MUNICIPAL SECURITIES

     PIMCO High Yield may invest in securities issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities. Municipal securities include debt obligations the interest on which, in the opinion of bond counsel to the issue at the time of issuance, is exempt from federal income tax ("Municipal Bonds"). Municipal Bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.


CUSTODIAL RECEIPTS AND TRUST CERTIFICATES

     The Goldman Sachs Internet Tollkeeper(SM) and PIMCO Core Bond may invest in custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATs").


     PIMCO High Yield may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds. In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. IN no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying

Municipal Bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

     The custodial receipts and trust certificates in which Goldman Sachs Internet Tollkeeper(SM) and PIMCO Core Bond may invest, and the custodial receipts in which PIMCO High Yield may invest, may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities, municipal securities or other types of securities in which the Portfolio may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuer of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Each Portfolio may also invest in separately issued interests in custodial receipts and trust certificates.


     Although under the terms of a custodial receipt a Portfolio would be typically authorized to assert its rights directly against the issuer of the underlying obligation, a Portfolio could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, a Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if a Portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

     Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer's credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

CORPORATE DEBT SECURITIES

     Certain Portfolios may invest in corporate debt securities, as stated in the Portfolios' investment objectives and policies in the relevant Prospectus or in this Statement of Additional Information. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. Some Portfolios may invest only in debt securities that are investment grade, i.e., rated BBB or better by Standard & Poor's Rating Corporation ("Standard & Poor's" or "S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's"), or, if not rated by Standard & Poor's or Moody's, of equivalent quality as determined by the Portfolio Manager.

     The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There is also a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.


     New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Portfolio will not accrue any income on these securities prior to delivery. The Portfolio will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.


     Moody's or Standard and Poor's do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the Portfolio's Manager.

HIGH YIELD BONDS

     "High Yield Bonds" (commonly referred to as "junk bonds"), are bonds rated lower than Baa by Moody's or BBB by Standard & Poor's, or, if not rated by Moody's or Standard & Poor's, of equivalent quality. In general, high yield bonds are not considered to be investment grade and investors should consider the risks associated with high yield bonds before investing in a Portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

     Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Many of the outstanding high yield bonds have not endured a lengthy business recession. A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. Analysis of the creditworthiness of issuers of debt securities, and the ability of a Portfolio to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher quality bonds.

     High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Portfolio may incur additional expenses to seek recovery. In the case of high yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. There are also special tax considerations associated with investing in high yield securities structured as zero-coupon or pay-in-kind securities.

     The secondary market in which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Portfolio could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Portfolio's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

     There are also certain risks involved in using credit ratings for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to reflect subsequent events.


PARTICIPATION ON CREDITORS COMMITTEES

     PIMCO High Yield may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Portfolio. Such participation may subject the Portfolio to expenses such as legal fees and may make the Portfolio an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict such Portfolio's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Portfolio on such committees also may expose the Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Portfolio will participate on such committees only when the Portfolio Manager believes that such participation is necessary or desirable to enforce the Portfolio's rights as a creditor or to protect the value of securities held by the Portfolio.


BRADY BONDS

     "Brady Bonds," are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds are not considered U.S. government securities and are considered speculative. Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and are actively traded in the over-the-counter secondary market.

     Certain Brady Bonds may be collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds. Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation's reserves. Although Brady Bonds may be collateralized by U.S. government securities, the U.S. government does not guarantee the repayment of principal and interest. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Portfolio might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady Bonds held by the Portfolio.

BANKING INDUSTRY AND SAVINGS INDUSTRY OBLIGATIONS

     Certain Portfolios may invest in (1) certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and in (2) certificates of deposit, time deposits, and other short-term debt obligations issued by savings and loan associations ("S&Ls"). Some Portfolios may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and some Portfolios also may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated. See "Foreign Securities" discussion in this Statement of Additional Information for further information regarding risks attending investment in foreign securities.

     Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. A Portfolio will not invest in fixed-time deposits (1) which are not subject to prepayment or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Portfolio, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

     Certain of the Portfolios invest only in bank and S&L obligations as specified in that Portfolio's investment policies. Other Portfolios will not invest in obligations issued by a commercial bank or S&L unless:

        (i) the bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or Standard and Poor's, or, if the institution has no outstanding securities rated by Moody's or Standard & Poor's, it has, in the determination of the Portfolio Manager, similar creditworthiness to institutions having outstanding securities so rated;

        (ii) in the case of a U.S. bank or S&L, its deposits are insured by the FDIC or the Savings Association Insurance Fund ("SAIF"), as the case may be; and

        (iii) in the case of a foreign bank, the security is, in the determination of the Portfolio Manager, of an investment quality comparable with other debt securities that may be purchased by the Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

     The Capital Guardian Managed Global will not invest in obligations issued by a U.S. or foreign commercial bank or S&L unless:

        (i) the bank or S&L has total assets of at least $10 billion (U.S.), or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or Standard & Poor's, or, if the institution has no outstanding securities rated by Moody's or Standard & Poor's, it has, in the determination of the Portfolio Manager, similar creditworthiness to institutions having outstanding securities so rated; and


        (ii) in the case of a U.S. bank or S&L, its deposits are insured by the FDIC or the SAIF, as the case may be.


COMMERCIAL PAPER


     Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

     All of the Portfolios may invest in commercial paper (including variable rate master demand notes and extendable commercial notes ("ECN")), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations. Unless otherwise indicated in the investment policies for a Portfolio, it may invest in commercial paper (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody's or A-1 or A-2 by Standard & Poor's; (ii) if not rated by either Moody's or Standard & Poor's, issued by a corporation having an outstanding debt issue rated A or better by Moody's or Standard & Poor's; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which a Portfolio may invest.

     Commercial paper obligations may include variable rate master demand notes. These notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded. However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the Portfolio Manager will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Portfolio Manager also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's; the Portfolio may invest in them only if the Portfolio Manager believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Portfolio may invest. Master demand notes are considered by the Portfolio to have a maturity of one day, unless the Portfolio Manager has reason to believe that the borrower could not make immediate repayment upon demand. See the Appendix for a description of Moody's and Standard & Poor's ratings applicable to commercial paper. For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the 1933 Act as part of a private placement that meets liquidity standards under procedures adopted by the Board shall not be considered to be restricted.

SOVEREIGN DEBT


     Certain Portfolios may invest in sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Portfolios may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but also are subject to greater risk than higher rated securities. PIMCO Core Bond may invest in such securities rated B, subject to a maximum of 10% in securities rated Ba and B.

     Investment in sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by a Portfolio or its investors.


     Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which a Portfolio may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high yield bonds) and subject to many of the same risks as such securities. A Portfolio may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Portfolio may have limited legal recourse against the issuer or guarantor, if any. Remedies must, in some cases, be pursued

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in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.

     The issuers of the government debt securities in which a Portfolio may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements. Further, in the event of a default by a governmental entity, a Portfolio may have few or no effective legal remedies for collecting on such debt.


MORTGAGE-BACKED SECURITIES

     The Portfolios may invest only in those mortgage-backed securities that meet their credit quality and portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property.


     Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, a Portfolio may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking" in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.


COMMERCIAL MORTGAGE-BACKED SECURITIES

         Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-or-asset backed securities.

     STRIPPED MORTGAGE-BACKED SECURITIES


Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

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     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Portfolio's limitations on investment in illiquid securities.


        COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

     A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.


     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple portfolios (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The portfolio A, B, and C Bonds all bear current interest. Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.


     Certain Portfolios may invest in foreign mortgage-related securities. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.


     Agency Mortgage Securities. The Portfolios may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.


        GNMA CERTIFICATES

     Government National Mortgage Association ("GNMA") certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.


                                       10
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     Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Mortgage-backed securities issued by GNMA are described as "modified pass-through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities, such as those of the Federal Home Loan Mortgage Corporation
("FHLMC") and the Federal National Mortgage Association ("FNMA"), trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

     Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose a Portfolio to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.


        FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS

     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA also issues REMIC Certificates, which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. government.


     FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA conventional (i.e., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/servicers which include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions, and mortgage bankers. FHLMC, a corporate instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default. PCs are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

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        PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES

        Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign S&Ls, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.


     These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.


        FOREIGN-RELATED MORTGAGE SECURITIES

        The International may invest in foreign-related mortgage securities. Foreign-related mortgage securities are interests in pools of mortgage loans made to residential buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These mortgage loans operate similar to those in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience and maturities of loans.

        ASSET-BACKED SECURITIES

        Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Portfolio's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Portfolio must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates. In the case of privately-issued mortgage-related and asset-backed securities, the Portfolios take the position that such instruments do not represent interests in any particular industry or group of industries.


     Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.



     Asset-backed securities include Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on

                                       12
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CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Asset-backed securities also include Aircraft Lease Receivables ("ALRs"). ALRs are generally structured as a pass-through trust, a special purpose vehicle. The aircrafts are sold to the trust and the trust will issue several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately. The trust owns the aircrafts and leases them to the airline companies. Unlike the receivables backed by loans or securities, the aircraft lease receivables are not as sensitive to changes in interest rates. However, the aircrafts lease receivables may entail a higher risk because of the underlying assets. Aircrafts are expensive to maintain, operate, and difficult to sell. In addition, the aircrafts are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.

     Asset-backed securities can also include collateralized putable notes ("CPNs"). CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty. CPN are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

COLLATERALIZED DEBT OBLIGATIONS

     PIMCO Core Bond and PIMCO High Yield Portfolios may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

     For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

     The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

                                       13
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SUBORDINATED MORTGAGE SECURITIES

        Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which certain Portfolios may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.


     The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

     In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

     Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

     Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full. The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the trust.

     A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.


     A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancements protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Portfolio by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Portfolio would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid

                                       14
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principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

     A Portfolio Manager will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Portfolio Manager has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. The Portfolio seeks opportunities to acquire subordinated residential mortgage securities where, in the view of the Portfolio Manager, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Portfolio Manager will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.


     Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

     A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

     The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

     Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service's duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

     The mortgage pool is administered by a master service who (a) establishes requirements for each service, (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements, and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

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        LOAN PARTICIPATIONS


     PIMCO Core Bond, PIMCO High Yield, Stock Index, and UBS U.S. Balanced may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolios may participate in such syndications, or can buy part of a loan, becoming a part lender. The participation interests in which the Portfolios intend to invest may not be rated by any nationally recognized rating service.


     When purchasing loan participations, the Portfolios assume the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary. Unless, under the terms of a loan or other indebtedness a Portfolio has direct recourse against a borrower, the Portfolio may have to rely on the interposed agent bank or other financial intermediary to apply appropriate credit remedies against the borrower. In the event that an agent bank or financial intermediary becomes insolvent, the Portfolio might incur costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected. If a loan is collateralized, there can be no assurance that liquidating the collateral would satisfy the corporate borrower's obligation or that the collateral can be liquidated. If a Portfolio invests in loan participations with poor credit quality, the Portfolio bears a substantial risk of losing the entire amount invested. Investments in loans through a direct assignment of a financial institution's interests with respect to the loan may involve additional risks to the Portfolios. For example, if a loan is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

     Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. The valuation of illiquid indebtedness involves a greater degree of judgment in determining a Portfolio's net asset value than if that value were based on available market quotations, and could result in significant variations in the Portfolio's daily share price.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

     PIMCO Core Bond, PIMCO High Yield, and Stock Index may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Portfolio is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Portfolio Manager in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments. PIMCO Core Bond, PIMCO High Yield, and Stock Index may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. A Portfolio will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Portfolio's limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Portfolio's investment restriction relating to the lending of funds or assets.

ZERO-COUPON AND PAY-IN-KIND BONDS

     Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and pay-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

     The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other Portfolio securities to satisfy a Portfolio's distribution obligations.

EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS

     Certain Portfolios may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See "Foreign Investments."

INFLATION-INDEXED BONDS

     Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

EVENT-LINKED BONDS

     "Event-linked bonds" are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, a Portfolio may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. Event-linked bonds may also expose the Portfolio to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

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GUARANTEED INVESTMENT CONTRACTS

Guaranteed investment contracts ("GICs") are issued by insurance companies. Pursuant to such contracts, a Portfolio makes cash contributions to a deposit Portfolio of the insurance company's general account. The insurance company then credits to the Portfolio on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit Portfolio. In addition, because a Portfolio may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by a Portfolio which are not readily marketable, will not exceed the allowable limit for illiquid securities. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

CREDIT-LINKED NOTES

A credit-linked note ("CLN") is generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Portfolio in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased for any Portfolio in accordance to the Portfolio's investment objective, including the VP Money Market Portfolio. The CLN's price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The Portfolio cannot assure that it can implement a successful strategy regarding this type of investments.

TRUST-PREFERRED SECURITIES

Trust-preferred securities, also known as trust-issued securities, are securities that have the characteristics of both debt and equity instruments. Generally, trust preferred securities are cumulative preferred stock issued by a trust that is wholly owned by a financial institution, usually, a bank holding company. The financial institution creates the trust and will subsequently own the trust's common securities, which represents three percent of the trust's assets. The remaining 97% of the trust's assets consists of trust-preferred securities, which are then sold to investors. The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution. The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the Portfolios received to make dividend payments to the holders of the trust-preferred securities. The primary advantage for this particular structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (i.e., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

In certain instances, the structure involves more than more than one financial institution and thus, more than one trust. In this pooled offering, a separate trust is created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions. Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

In identifying the risks associated with trust-preferred securities, the Manager or Portfolio Manager will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than to issue the trust-preferred securities. If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Portfolio.

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EQUITY INVESTMENTS

COMMON STOCK AND OTHER EQUITY SECURITIES

     Common stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives a Portfolio the right to vote on measures affecting the company's organization and operations.

     Certain of the Portfolios may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. In selecting equity investments for a Portfolio, the Portfolio Manager will generally invest the Portfolio's assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

PREFERRED STOCK

     Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

CONVERTIBLE SECURITIES

     A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.


     Certain Portfolios may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the Portfolio to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Portfolio will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.


WARRANTS

     Certain Portfolios may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company. The result of a hedging program cannot be foreseen and may cause a Portfolio to suffer losses that it would not otherwise sustain.

     Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

EURODOLLAR CONVERTIBLE SECURITIES

     Certain Portfolios may invest in Eurodollar convertible securities, which are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States. The Portfolios may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Portfolios may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

DERIVATIVES

     Certain Portfolios may invest in derivatives, which are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment. The Portfolio's transactions in derivative instruments may include:

        - the purchase and writing of options on securities (including index options) and options on foreign currencies;

        - the purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed income securities; and

        - entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, credit default swaps (long and short) and related caps, collars, floors and swaps.

     The success of transactions in derivative instruments depends on the Portfolio Manager's judgment as to their potential risks and rewards. Use of these instruments exposes a Portfolio to additional investment risks and transaction costs. If the Portfolio Manager incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Portfolio's return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include: adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. A Portfolio could experience losses if the prices of its derivative positions correlate poorly with those of its other investments. The loss from investing in derivative instruments is potentially unlimited.

     Certain Portfolios may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the Portfolio Manager's judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with a Portfolio's investments, the use of derivatives could result in a loss to the Portfolio and may, in turn, increase the Portfolio's volatility. In addition, in the event that non-exchange traded derivatives are used, they could result in a loss if the counterparty to the transaction does not perform as promised.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS


        GENERAL DESCRIPTION OF FUTURES CONTRACTS

     A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place. Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date. Where a Portfolio has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Where a Portfolio has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss.

        INTEREST RATE FUTURES CONTRACTS

     An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.


     A Portfolio may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities. As a hedging strategy a Portfolio might employ, a Portfolio would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable a Portfolio to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which a Portfolio intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Portfolio or avoided by taking delivery of the debt securities under the futures contract.

     A Portfolio would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by a Portfolio would be substantially offset by the ability of a Portfolio to repurchase at a lower price the interest rate futures contract previously sold. While the Portfolio could sell the long-term debt security and invest in a short-term security, ordinarily the Portfolio would give up income on its investment, since long-term rates normally exceed short-term rates.


        OPTIONS ON FUTURES CONTRACTS

     A futures option gives a Portfolio the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by a Portfolio.


     A Portfolio may use options on futures contracts in connection with hedging strategies. Generally these strategies would be employed under the same market conditions in which a Portfolio would use put and call options on debt securities, as described hereafter in "Options on Securities and Securities Indexes."


        STOCK INDEX FUTURES CONTRACTS

     A "stock index" assigns relative values to the common stock included in an index (for example, the Standard & Poor's 500 Index of Composite Stocks or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.


     To the extent that changes in the value of a Portfolio corresponds to changes in a given stock index, the sale of futures contracts on that index ("short hedge") would substantially reduce the risk to a Portfolio of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

        (1) when a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:

              (a)   forego possible price appreciation,

              (b) create a situation in which the securities would be difficult to repurchase, or

              (c)   create substantial brokerage commissions;

        (2) when a liquidation of a Portfolio has commenced or is contemplated, but there is, in a Portfolio Manager's determination, a substantial risk of a major price decline before liquidation can be completed; or

        (3)   to close out stock index futures purchase transactions.

     Where a Portfolio anticipates a significant market or market sector advance, the purchase of a stock index futures contract ("long hedge") affords a hedge against not participating in such advance at a time when the Portfolio is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:

        (1) if a Portfolio is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the Portfolio Manager to be fair value based upon the price of the stock at the time it qualified for inclusion in a Portfolio, or

        (2)   to close out stock index futures sales transactions.


     As long as required by regulatory authorities, each investing Portfolio will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading "Limitations" in this section, in order to avoid being deemed a commodity pool. For example, a Portfolio might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of a Portfolio's securities or the price of the securities which a Portfolio intends to purchase. A Portfolio's hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Portfolio's exposure to interest rate fluctuations, a Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options. See this SAI for a discussion of other strategies involving futures and futures options.


     If a purchase or sale of a futures contract is made by a Portfolio, it is required to deposit with its custodian a specified amount of cash and/or securities ("initial margin"). The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to a Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing Portfolio expects to earn interest income on its initial margin deposits.

     A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day a Portfolio pays or receives cash, called "variation margin" equal to the daily change in value of the futures contract. This process is known as "marking to market." The payment or receipt of the variation margin does not represent a borrowing or loan by a Portfolio but is settlement between a Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark-to-market its open futures positions.

     A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes. Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by a Portfolio.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security, and delivery month). If an offsetting purchase price is less than the original sale price, a Portfolio realizes a capital gain, or if it is more, a Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Portfolio realizes a capital gain, or if it is less, a Portfolio realizes a capital loss. The transaction costs must also be included in these calculations.


        INVESTMENT IN GOLD AND OTHER PRECIOUS METALS

     Some Portfolios may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals. In order to qualify as a regulated investment company under Subchapter M of the Code, each Portfolio (with the exception of Hard Assets) intends to manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of a Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income.


     Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (i.e., coins will not be purchased for their numismatic value). Any metals purchased by a Portfolio will be delivered to and stored with a qualified custodian bank. Precious metals investments do not generate interest or dividend income.

     Metal investments are considered speculative and are affected by various worldwide economic, financial, and political factors. Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals. Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada, and Australia. Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.


        GOLD FUTURES CONTRACTS

     A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time, and price. When a Portfolio purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when a Portfolio sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price. A Portfolio may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion. A Portfolio will not engage in these contracts for speculation or for achieving leverage. A Portfolio's hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

        LIMITATIONS

     When purchasing a futures contract, a Portfolio must maintain with its custodian cash or liquid securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, a Portfolio similarly will maintain with its custodian cash and/or liquid securities (including any margin) equal to the amount such option is "in-the-money" until the option expires or is closed out by a Portfolio. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price.

     When writing a call option on a futures contract, a Portfolio will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.

     Currently, non-hedging transactions are subject to either of two alternative limitations. Under one alternative, the aggregate initial margin and premiums required to establish non-hedging positions in futures contracts and options may not exceed 5% of the fair market value of the Portfolio's net assets (after taking into account unrealized profits and unrealized losses on any such contracts). Under the other alternative, which has been established by the Commodity Futures Trading Commission ("CFTC") on a temporary basis, the notional value of non-hedging futures contracts and related options may not exceed the liquidation value of a Portfolio's portfolio (after taking into account unrealized profits and unrealized losses on any such contracts).


     In addition, the UBS U.S. Balanced and the FMR(SM) Diversified Mid Cap will not: (a) sell futures contracts, purchase put options, write call options, or enter into swap agreements if, as a result, more than 25% of a Portfolio's total assets would be hedged with futures and/or options and/or swap agreements under normal conditions; (b) purchase futures contracts, write put options, or enter into swap agreements (other than swaps entered into for hedging purposes under (a)) if, as a result, a Portfolio's total obligations upon settlement or exercise of purchased futures contracts and written put options plus the notional amount of any such swaps would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by a Portfolio would exceed 5% of a Portfolio's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.


OPTIONS ON SECURITIES AND SECURITIES INDEXES

        PURCHASING OPTIONS ON SECURITIES

     An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller ("writer") of the option at a designated price during the term of the option. A Portfolio may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by a Portfolio would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, a Portfolio would continue to receive interest income on such security.


     A Portfolio may purchase call options on securities to protect against substantial increases in prices of securities a Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

     A Portfolio may purchase long-term exchange traded equity options called Long Term Equity Anticipation Securities ("LEAPs") and Buy Write Option Unitary Derivatives ("BOUNDs"). LEAPs provide the holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities' capital appreciation up to a fixed dollar amount.

RISKS OF OPTIONS TRANSACTIONS

     The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, a Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Portfolio may be unable to close out a position. If a Portfolio cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

     Since option premiums paid or received by a Portfolio, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in a Portfolio's net asset value being more sensitive to changes in the value of the underlying securities.


        WRITING COVERED CALL AND SECURED PUT OPTIONS

     In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, a Portfolio may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

     In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, a Portfolio may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

     Except the UBS U.S. Balanced Portfolio and FMR(SM) Diversified Mid Cap, a Portfolio may write a call or put option only if the option is "covered" or "secured" by a Portfolio holding a position in the underlying securities. This means that so long as a Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call. Alternatively, a Portfolio may maintain, in a segregated account with the Trust's custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option. A put is secured if a Portfolio maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. A Portfolio may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Portfolio.

        OPTIONS ON SECURITIES INDEXES

     A Portfolio may purchase or sell call and put options on securities indexes for the same purposes as it purchase or sells options on securities. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. When such options are written, a Portfolio is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or a Portfolio must purchase a like option of greater value that will expire no earlier than the option sold. Purchased options may not enable a Portfolio to hedge effectively against stock market risk if they are not highly correlated with the value of a Portfolio's securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

        OVER-THE-COUNTER OPTIONS

     Certain Portfolios may write or purchase options in privately negotiated domestic or foreign transactions ("OTC Options"), as well as exchange-traded or "listed" options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by a Portfolio may be considered an Illiquid Security. In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.


     The staff of the Securities and Exchange Commission (the "SEC") has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of a Portfolio's assets (the "SEC illiquidity ceiling"). Except as provided below, each Portfolio intends to write over-the-counter options only with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York. OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while a Portfolio relies on the party from whom it purchases an OTC Option to perform if a Portfolio exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, a Portfolio will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.


        GENERAL

     The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.


     The premium paid for a put or call option purchased by a Portfolio is recorded as an asset of a Portfolio and subsequently adjusted. The premium received for an option written by a Portfolio is included in a Portfolio's assets and an equal amount is included in its liabilities. The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.


     A Portfolio may invest in futures contracts and in options on futures contracts as a hedge against changes in market conditions or interest rates. A Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.


RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS

     There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While a Portfolio's transactions in futures may protect a Portfolio against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude a Portfolio from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in a Portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Portfolio and the hedging vehicle so that a Portfolio's return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and a Portfolio would remain obligated to meet margin requirements and continue to incur losses until the position is closed.


     Most Portfolios will only enter into futures contracts or futures options that are standardized and traded on a U.S. exchange or board of trade, or, in the case of futures options, for which an established over-the-counter market exists. Foreign markets may offer advantages such as trading in indexes that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity markets is not regulated by the CFTC and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. A Portfolio could incur losses or lose any profits that had been realized in trading by adverse changes in the exchange rate of the currency in which the transaction is denominated. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and boards of trade and those that are not.


     The Trust reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities.

SWAPS

     Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.

     The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether a Portfolio's use of swap agreements will be successful in furthering its investment objective will depend on a Portfolio Manager's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

     The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.


     For purposes of applying a Portfolio's investment policies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by a Portfolio at market value. In the case of a credit default swap sold by a Portfolio (I.E., where a Portfolio is selling credit default protection), however, a Portfolio will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by a Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

        CREDIT DEFAULT SWAPS

        The PIMCO Core Bond, PIMCO High Yield, and Stock Index may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, a Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Portfolio would keep the stream of payments and would have no payment obligations. As the seller, a Portfolio would be subject to investment exposure on the notional amount of the swap.

     A Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case a Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to a Portfolio in the event of a default.


VARIABLE AND FLOATING RATE SECURITIES

     Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi- annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

     Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on 7 days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

LEASE OBLIGATION BONDS

     Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term. The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bondholders. The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default. The remedy to cure default is to rescind the lease and sell the assets. If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to a Portfolio's limit on illiquid securities.

STRUCTURED SECURITIES

     Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Portfolio's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments.

INDEXED SECURITIES

     Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

     Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

HYBRID INSTRUMENTS

     Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (hereinafter "Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively "Underlying Assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

     Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give a Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful, and a Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

     The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

     Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

     Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

     Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet a Portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between a Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which a Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.


     The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of a Portfolio. Accordingly, each Portfolio, except for the Janus Special Equity, the Marsico Growth and the Legg Mason Value (formerly, Janus Growth and Income), will limit its investments in Hybrid Instruments to 10% of its total assets. However, because of their volatility, it is possible that a Portfolio's investment in Hybrid Instruments will account for more than 10% of a Portfolio's return (positive or negative).


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DOLLAR ROLL TRANSACTIONS

     Certain Portfolios seeking a high level of current income may enter into dollar rolls or "covered rolls" in which a Portfolio sells securities (usually Mortgage-Backed Securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date. The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period. During the roll period, a Portfolio forgoes principal and interest paid on the securities sold at the beginning of the roll period. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, a Portfolio may or may not take delivery of the securities a Portfolio has contracted to purchase.

     A Portfolio's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by a Portfolio. "Covered rolls" are not subject to these segregation requirements. Dollar Roll Transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to a Portfolio.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS


     All Portfolios may purchase securities on a when-issued, delayed delivery or forward commitment basis if a Portfolio holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if a Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Portfolio's other assets. Although a Portfolio would generally purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, a Portfolio may dispose of a when-issued or delayed delivery security prior to settlement if a Portfolio Manager deems it appropriate to do so. A Portfolio may realize short-term profits or losses upon such sales.


FOREIGN INVESTMENTS

FOREIGN SECURITIES

     Certain Portfolios may invest in equity securities of foreign issuers, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts") which are described below. Some Portfolios may invest in foreign branches of commercial banks and foreign banks. See the "Banking Industry and Savings Industry Obligations" discussion in this Statement of Additional Information for further description of these securities.


     Each Portfolio (except the Developing World, Hard Assets, Janus Special Equity, Legg Mason Value (formerly, Janus Growth and Income), and Marsico Growth) may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country. PIMCO Core Bond may not have more than 10% of its total assets invested in securities of issuers located in emerging market companies. In addition, Hard Assets may invest up to 35% of its net assets in securities of issuers located in South Africa. A Portfolio's investments in U.S. issuers are not subject to the foreign country diversification guidelines.


     Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

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     Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since each of these Portfolios may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the Portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

     There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. A Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

     Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Portfolio's investment.

     Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled.

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There can be no assurance that a Portfolio's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

EQUITY AND DEBT SECURITIES ISSUED OR GUARANTEED BY SUPRANATIONAL ORGANIZATIONS


     Portfolios authorized to invest in securities of foreign issuers may invest assets in equity and/or debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.


DEPOSITARY RECEIPTS

     ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

     EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities.

FOREIGN CURRENCY TRANSACTIONS

     Since certain Portfolios that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Portfolios may enter into foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.


        FORWARD CURRENCY CONTRACTS

     Certain Portfolios may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Portfolio might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.


     A Portfolio will engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. A Portfolio might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to

                                       33
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be protected against a decline in the currency against the dollar. Similarly, it might purchase a currency forward to "lock in" the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

     A Portfolio may enter into forward foreign currency contracts in two circumstances. When a Portfolio enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Portfolio may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

     Second, when the Portfolio Manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in or exposed to such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. None of the Portfolios will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency.


        None of the Portfolios will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency, unless the Portfolio covers the excess with sufficient segregated assets. At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.


     It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Portfolio is obligated to deliver.

     If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     Forward contracts are not traded on regulated commodities exchanges. There can be no assurance that a liquid market will exist when a Portfolio seeks to close out a forward currency position, and in such an event, a Portfolio might not be able to effect a closing purchase transaction at any particular time. In addition, a Portfolio entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction. The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

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OPTIONS ON FOREIGN CURRENCIES

     A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. A Portfolio may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.


     A Portfolio may employ hedging strategies with options on currencies before the Portfolio purchases a foreign security denominated in the hedged currency that the Portfolio anticipates acquiring, during the period the Portfolio holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received.


     In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option on a "surrogate" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency is a currency that can act, for hedging purposes, as a substitute for a particular currency because the surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

     A Portfolio uses foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Portfolios to reduce foreign currency risk using such options.

     As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. A Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

CURRENCY MANAGEMENT

     A Portfolio's flexibility to participate in higher yielding debt markets outside of the United States may allow the Portfolios to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When a Portfolio invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Portfolio's share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Portfolio is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying a Portfolio's investments should help increase the net asset value of the Portfolio. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which a Portfolio's securities are denominated will generally lower the net asset value of the Portfolio. The Portfolio Manager attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to a Portfolio.

EXCHANGE RATE-RELATED SECURITIES

     Certain of the Portfolios may invest in securities that are indexed to certain specific foreign currency exchange rates. The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security. A Portfolio will purchase such security with the currency in which it is denominated and will receive interest and

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principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due. The staff of the SEC is currently considering whether a mutual fund's purchase of this type of security would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, pending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.

     Investment in exchange rate-related securities entails certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

OTHER INVESTMENT PRACTICES AND RISKS

REPURCHASE AGREEMENTS

     All Portfolios may invest in repurchase agreements. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Portfolio is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

     The Portfolio Manager monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Portfolio. The Portfolio Manager, in accordance with procedures established by the Board of Trustees, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Portfolio enters into repurchase agreements.

     A Portfolio may engage in repurchase transactions in accordance with guidelines approved by the Board of Trustees of the Trust, which include monitoring the creditworthiness of the parties with which a Portfolio engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

     A Portfolio may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Portfolio's limitation of 15% of the net assets of the Portfolio on investing in illiquid securities. If the seller should become bankrupt or default on its obligations to repurchase the securities, a Portfolio may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. A Portfolio also might incur disposition costs in connection with liquidating the securities.

REVERSE REPURCHASE AGREEMENTS

     A reverse repurchase agreement involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price. A Portfolio will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. A Portfolio typically will segregate assets determined to be liquid by the Portfolio Manager to cover its obligations under reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements for

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which assets are not segregated are described above and may be considered to be borrowings by the seller; accordingly, a Portfolio will limit its investments in uncovered reverse repurchase agreements consistent with the borrowing limits applicable to the Portfolio. See "Borrowing" for further information on these limits. The use of reverse repurchase agreements by a Portfolio creates leverage, which increases a Portfolio's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case. The Goldman Sachs Internet Tollkeeper(SM), Van Kampen Real Estate, and Van Kampen Global Franchise Portfolios may not invest in reverse repurchase agreements.

OTHER INVESTMENT COMPANIES


     All Portfolios may invest in shares issued by other investment companies to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC and except that this restriction does not apply to securities received or acquired as dividends through offers of exchange or as a result of re-organization, consolidation or merger. The Developing World, Goldman Sachs Internet Tollkeeper(SM), Jennison Equity Opportunities, AIM Mid Cap Growth, International, Legg Mason Value, Janus Special Equity Portfolio, and Eagle Asset Capital Appreciation may invest in shares of certain types of investment companies referred to as "SPDRs" and/or "iShares, as defined below. Certain Portfolios may invest in Exchange Traded Funds ("ETFs"), as defined below. A Portfolio is limited in the degree to which it may invest in shares of another investment company in that it may not, at the time of the purchase, (1) acquire more than 3% of the outstanding voting shares of the investment company, (2) invest more than 5% of the Portfolio's total assets in the investment company, or (3) invest more than 10% of the Portfolio's total assets in all investment company holdings. As a shareholder in any investment company, a Portfolio will bear its ratable share of the investment company's expenses, including management fees in the case of a management investment company. The T. Rowe Price Equity Income and T. Rowe Price Capital Appreciation may, however, invest in shares of the T. Rowe Price Reserve Investment and Government Reserve Investment Funds; the Janus Special Equity, and Legg Mason Value may invest in shares of Janus' Money Market Funds and the FMR(SM) Diversified Mid Cap may invest in shares of Fidelity Money Market Funds pursuant to the receipt of SEC exemptive orders. Other Portfolios may invest in shares issued by other investment companies to the extent permitted by the 1940 Act. The International may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies.

        STANDARD & POOR'S DEPOSITARY RECEIPTS

     Each of the Goldman Sachs Internet Tollkeeper(SM), Jennison Equity Opportunities, Legg Mason Value (formerly, Janus Growth and Income), Janus Special Equity, AIM Mid Cap Growth, and Eagle Asset Capital Appreciation Portfolios may, consistent with its investment policies, purchase Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are securities traded on the American Stock Exchange ("AMEX") that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500.

        iSHARES MSCI INDEX SHARES

     The Developing World, Goldman Sachs Internet Tollkeeper(SM), Jennison Equity Opportunities, Legg Mason Value, Janus Special Equity, AIM Mid Cap Growth and International Portfolios may also invest in iShares MSCI Index Shares ("iShares") (formerly known as World Equity Benchmark Shares ("WEBS")). WEBS were a form of exchange-traded fund traded on the AMEX. They were re-named iShares MSCI Index Shares on March 15, 2000. iShares track the performance of several international equity indexes. Each country index series invests in an optimized portfolio of common stocks based on that country's Morgan Stanley Capital International benchmark country index. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and

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demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of the Portfolio's shares could also be substantially and adversely affected. If such disruptions were to occur, the Portfolio could be required to reconsider the use of iShares as part of its investment strategy. (See "Exchange Traded Funds").

        EXCHANGE TRADED FUNDS ("ETFs")

     ETFs are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.


SHORT SALES

     A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in market price. A Portfolio may make short sales to offset a potential decline in a long position or a group of long positions, or if the Portfolio Manager believes that a decline in the price of a particular security or group of securities is likely. The Goldman Sachs Internet Tollkeeper(SM), Van Kampen Real Estate, and Van Kampen Global Franchise Portfolios may not invest in short sales.

     The Portfolio's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker. A Portfolio is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

SHORT SALES AGAINST THE BOX

     A short sale "against the box" is a short sale where, at the time of the short sale, the Portfolio owns or has the immediate and unconditional right, at no added cost, to obtain the identical security. A Portfolio would enter into such a transaction to defer a gain or loss for Federal income tax purposes on the security owned by the Portfolio. Short sales against the box are not subject to the percentage limitations on short sales described in the Prospectus.

ILLIQUID SECURITIES

     Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when a Portfolio Manager might wish to sell, and these securities could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Portfolios to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio could realize upon disposition. Because of the nature of these securities, a considerable period of time may elapse between a Portfolio's decision to dispose of these securities and the time when a Portfolio is able to dispose of them, during which time the value of the securities could decline. Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Trust's Board of Trustees.

RESTRICTED SECURITIES

     Each Portfolio may also purchase securities that are not registered under the Securities Act of 1933 ("1933 Act") ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). The Trust's Board of Trustees, based upon information and recommendations provided by the Portfolio Manager, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. The Board of Trustees has adopted guidelines and has delegated to the Portfolio Manager the daily function of determining and monitoring the liquidity of Rule 144A securities. The Board, however, has retained sufficient oversight and is ultimately responsible for the determinations. This investment practice could have the effect of decreasing the level of liquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the investment Portfolio. Subject to the limitation on investments in illiquid investments and subject to the diversification requirements of the Code, the Portfolios may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Portfolios' inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of QIBs. Some 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s). Once the issuer registers the security, it can be traded freely without any legal constrains. Other 144A securities do not have registration rights attached when first issued. As such, these securities can only be bought from and sold to "QIBs." Nonetheless, a small market exists for trading 144A securities. The Portfolio may not be able to sell these securities when the Portfolio Manager wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

BORROWING

     Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Portfolio's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Portfolio's shares. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.


     Reverse repurchase agreements will be included as borrowing. Securities purchased on a when-issued or delayed delivery basis will not be subject to a Portfolio's borrowing limitations to the extent that a Portfolio establishes and maintains liquid assets in a segregated account with the Trust's custodian (or earmark liquid assets on its records) equal to the Portfolio's obligations under the when-issued or delayed delivery arrangement.


LENDING PORTFOLIO SECURITIES


     For the purpose of realizing additional income, certain Portfolios may make secured loans of portfolio securities. PIMCO High Yield and Stock Index may make secured loans of portfolio securities up to 33 1/3% of its total assets (excluding debt securities and repurchase agreements for which this limitation does not apply). Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Portfolio's investment program. While the securities are being lent, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Portfolio has a right to call each loan and obtain the securities on five business day's notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Portfolio will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will not be made unless, in the judgment of the Portfolio Manager, the consideration to be earned from such loans would justify the risk.

REAL ESTATE INVESTMENT TRUSTS


        REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. A Portfolio will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Portfolio.


        RISKS ASSOCIATED WITH THE REAL ESTATE INDUSTRY

     Although a Portfolio that invests in REITs does not invest directly in real estate, it does invest primarily in real estate equity securities and may concentrate its investments in the real estate industry, and, therefore, an investment in the Portfolio may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others:


        -     possible declines in the value of real estate;

        -     adverse general or local economic conditions;

        -     possible lack of availability of mortgage funds;

        -     overbuilding;

        -     extended vacancies of properties;

        -     increases in competition, property taxes and operating expenses;

        -     changes in zoning or applicable tax law;

        - costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;

        -     casualty or condemnation losses;

        - uninsured damages from floods, earthquakes or other natural disasters;

        -     limitations on and variations in rents; and

        -     unfavorable changes in interest rates.

     In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

HARD ASSET SECURITIES

     The production and marketing of hard assets or global resources may be affected by actions and changes in governments. In addition, hard asset companies and securities of hard asset companies may be cyclical in nature. During periods of economic or financial instability, the securities of some hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Securities of hard asset companies may also experience greater price fluctuations than the relevant hard asset. In periods of rising hard asset prices, such securities may rise at a faster rate, and, conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.

SMALL COMPANIES

     Certain of the Portfolios may invest in small companies, some of which may be unseasoned. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Portfolio may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

     Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Portfolio to dispose of such securities may be greatly limited, and a Portfolio may have to continue to hold such securities during periods when the Portfolio Manager would otherwise have sold the security. It is possible that the Portfolio Manager or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than a Portfolio which it manages.


        UNSEASONED COMPANIES

     Certain Portfolios, including the FMR(SM) Diversified Mid Cap, Jennison Equity Opportunities, AIM Mid Cap Growth, Capital Guardian Small Cap, Capital Guardian Managed Global, Janus Special Equity, Legg Mason Value (formerly, Janus Growth and Income), and Goldman Sachs Internet Tollkeeper(SM), may invest in companies (including predecessors) which have been in operation for less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.


STRATEGIC TRANSACTIONS


     Subject to the investment limitations and restrictions for each of the Portfolios as stated elsewhere in this SAI, certain of the Portfolios may, but are not required to, utilize various investment strategies as described in this SAI to hedge various market risks, to manage the effective maturity or duration of fixed income securities, or to seek potentially higher returns Utilizing these investment strategies, the Portfolio may purchase and sell, to the extent not otherwise limited or restricted for such Portfolios, exchange-listed and over-the-counter put and call on securities, equity and fixed income indexes and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various Interest Rate Transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").


     Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Portfolios resulting from securities markets or currency exchange rate fluctuations, to protect the Portfolio's unrealized gains in the value of its Portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the CFTC. Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Portfolio to utilize these Strategic Transactions successfully will depend on the Portfolio Manager's ability to predict, which cannot be assured, pertinent market movements. The Portfolio will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or Portfolio management purposes.

SPECIAL SITUATIONS

     A special situation arises when, in the opinion of the Portfolio Manager, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

INTERNET AND INTERNET-RELATED COMPANIES

     Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development. As a result, Internet and Internet-related companies are exposed to the risk of rapid product obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services and securities of Internet and Internet-related companies. Internet and Internet-related companies may also produce or use products or services that prove commercially unsuccessful. In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic alliances, frequent mergers or acquisitions or other factors can have a significant effect on the financial conditions of companies in these industries, Competitive pressures in the Internet and Internet-related industries may affect negatively the financial condition of Internet and Internet-related companies. Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses. Many Internet companies have exceptionally high price-to earnings ratios with little or no earnings.

     RISK CONSIDERATIONS REGARDING THE INTERNET INDUSTRY

        Investors should carefully consider the risks of companies in the Internet industry and related industries when making an investment decision. The value of the Fund's shares will fluctuate based upon risk factors affecting the Internet industry and related industries. Stocks of many Internet companies for which initial public offerings occurred between 1999 and 2001 recently have been trading below their initial offering price. Further, many Internet and Internet-related companies have incurred losses since their inception, may continue to incur losses for an extended period of firm and may never achieve profitability. Products developed by these companies may be commercially unsuccessful and subject to rapid obsolescence as the market in which many Internet companies compete is characterized by rapidly changing technology, evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company's business, results of operations and financial condition. In addition, the widespread adoption of new Internet, networking or telecommunications technologies or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company's business, results of operations and financial condition.


Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

        Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES

        Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

PERFORMANCE INDEXED PAPER

        Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.


TEMPORARY DEFENSIVE INVESTMENTS


     For temporary and defensive purposes, each Portfolio may invest up to 100% of its total assets in investment grade fixed income securities (including short-term U.S. government securities, investment grade debt-instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements. The ING PIMCO High Yield Portfolio may hold an unlimited amount of such investments consistent with its objectives. Each Portfolio may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.


     Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and this Statement of Information will apply at the time of investment. A Portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.




                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS


     The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of a Portfolio's outstanding voting securities, defined in the 1940 Act as the lesser of: (1) 67% or more of that Portfolio's voting securities present at a meeting if the holders of more than 50% of that Portfolio's outstanding voting securities are present or represented by proxy, or (2) more than 50% of that Portfolio's outstanding voting securities. The investment objectives and all other investment policies or practices of the Goldman Sachs Internet Tollkeeper,(SM), JPMorgan Small Cap Equity, Julius Baer Foreign; PIMCO
High Yield, and Stock Index Portfolios are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent changes in any applicable percentage resulting from market fluctuations will not require elimination of any security from a portfolio.

         FOR THE UBS U.S. BALANCED, FMR(SM) DIVERSIFIED MID CAP, LEGG MASON VALUE AND JANUS SPECIAL EQUITY:


A Portfolio may not:

        1. with respect to 75% of each Portfolio's total assets (50% of the Janus Special Equity's total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

        2. issue senior securities, except as permitted under the Investment Company Act of 1940;

        3. borrow money, except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

        4. underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

        5. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio's total assets would be invested in companies whose principal business activities are in the same industry;

        6. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

        7. purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

        8. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.


     FOR THE MERCURY FUNDAMENTAL GROWTH, VAN KAMPEN GLOBAL FRANCHISE, MERCURY FOCUS VALUE, VAN KAMPEN EQUITY GROWTH, JULIUS BAER FOREIGN, JPMORGAN SMALL CAP EQUITY, GOLDMAN SACHS INTERNET TOLLKEEPER(SM) AND INTERNATIONAL:


     A Portfolio may not:


        1. with respect to 75% of each Portfolio's total assets (50% of the Van Kampen Global Franchise and JPMorgan Small Cap Equity total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;


        2. issue senior securities, except as permitted under the Investment Company Act of 1940;

        3. borrow money, except that (a) the Portfolio may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), and (b) the Portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes. Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation. In addition, the Goldman Sachs Internet Tollkeeper(SM), Global Franchise, and Van Kampen Equity Growth may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, purchase securities on margin to the extent permitted by applicable law, and engage in transactions in mortgage dollar rolls which are accounted for as financings.

        4. underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

        5. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio's total assets would be invested in companies whose principal business activities are in the same industry;

        6. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

        7. purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

        8. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

     FOR THE T. ROWE PRICE EQUITY INCOME, T. ROWE PRICE CAPITAL APPRECIATION, LIMITED MATURITY BOND, HARD ASSETS, VAN KAMPEN REAL ESTATE, JENNISON EQUITY OPPORTUNITIES, VAN KAMPEN GROWTH AND INCOME, EAGLE ASSET CAPITAL APPRECIATION, AIM MID CAP GROWTH, CAPITAL GUARDIAN SMALL CAP, CAPITAL GUARDIAN MANAGED GLOBAL, AND LIQUID ASSETS:


     Under these restrictions, a Portfolio may not:

        (1) Invest in a security if, with respect to 75% of its total assets, more than 5% of the total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, except that this restriction does not apply to Van Kampen Real Estate or Hard Assets;

        (2) Invest in a security if, with respect to 75% of its assets, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, except that restriction does not apply to Van Kampen Real Estate or Hard Assets;

        (3) Invest in a security if more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply: (a) to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto),
              (b) with respect to Liquid Assets, to securities or obligations issued by U.S. banks, (c) with respect to Capital Guardian Managed Global, to securities issued or guaranteed by foreign governments or any political subdivisions thereof, authorities, agencies, or instrumentalities (or repurchase agreements with respect thereto); and (d) to the Van Kampen Real Estate, which will normally invest more than 25% of its total assets in securities of issuers in the real estate industry and related industries, or to the Hard Assets, which will normally invest more than 25% of its total assets in the group of industries engaged in hard assets activities, provided that such concentration for these two Portfolios is permitted under tax law requirements for regulated investment companies that are investment vehicles for variable contracts;

        (4) Purchase or sell real estate, except that a Portfolio may invest in securities secured by real estate or real estate interests or issued by companies in the real estate industry or which invest in real estate or real estate interests;

        (5) Purchase securities on margin (except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities), except a Portfolio engaged in transactions in options, futures, and options on futures may make margin deposits in connection with those transactions, except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction, and except that Hard Assets may, consistent with its investment objective and subject to the restrictions described in the Prospectus and in the Statement of Additional Information, purchase securities on margin;

        (6) Lend any funds or other assets, except that a Portfolio may, consistent with its investment objective and policies:

              (a) invest in debt obligations, even though the purchase of such obligations may be deemed to be the making of loans;

              (b)   enter into repurchase agreements; and

              (c) lend its portfolio securities in accordance with applicable guidelines established by the SEC and any guidelines established by the Board of Trustees;

        (7) Issue senior securities, except insofar as a Portfolio may be deemed to have issued a senior security by reason of borrowing money in accordance with that Portfolio's borrowing policies, and except, for purposes of this investment restriction, collateral or escrow arrangements with respect to the making of short sales, purchase or sale of futures contracts or related options, purchase or sale of forward currency contracts, writing of stock options, and collateral arrangements with respect to margin or other deposits respecting futures contracts, related options, and forward currency contracts are not deemed to be an issuance of a senior security;

        (8) Act as an underwriter of securities of other issuers, except, when in connection with the disposition of portfolio securities, a Portfolio may be deemed to be an underwriter under the federal securities laws;

        (9) With respect to the T. Rowe Price Equity Income, T. Rowe Price Capital Appreciation, Limited Maturity Bond, Hard Assets, Van Kampen Real Estate, and Liquid Assets, make short sales of securities, except short sales against the box, and except that this restriction shall not apply to the Hard Assets, which may engage in short sales within the limitations described in the Statement of Additional Information;

        (10) Borrow money or pledge, mortgage, or hypothecate its assets, except that a Portfolio may: (a) borrow from banks, but only if immediately after each borrowing and continuing thereafter there is asset coverage of 300%; and (b) enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward currency contracts as described in the Prospectus and in the Statement of Additional Information. (The deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a "when-issued" or delayed delivery basis and collateral arrangements with respect to initial or variation margin and other deposits for futures contracts, options on futures contracts, and forward currency contracts will not be deemed to be pledges of a Portfolio's assets);


        (11) With respect to the T, Rowe Price Equity Income, T. Rowe Price Capital Appreciation, Limited Maturity Bond, Hard Assets, Van Kampen Real Estate, and Liquid Assets, invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which in the determination of the Portfolio Manager are illiquid if, as a result of such investment, more than 10% of the total assets of the Portfolio, or, for the Van Kampen Growth and Income, Eagle Asset Capital Appreciation, AIM Mid Cap Growth, Jennison Equity Opportunities, Capital Guardian Small Cap and Capital Guardian Managed Global, more than 15% of the total assets of the Portfolio (taken at market value at the time of such investment), would be invested in such securities;


        (12) Purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts), except:

              (a) any Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments, and on options on such futures contracts;

              (b) the T. Rowe Price Equity Income and AIM Mid Cap Growth may engage in futures contracts on gold; and


              (c) this restriction shall not apply to the Capital Guardian Managed Global and the Hard Assets


        (13) With respect to all Portfolios except the Capital Guardian Managed Global, invest in puts, calls, straddles, spreads, or any combination thereof, provided that this restriction does not apply to puts that are a feature of variable or floating rate securities or to puts that are a feature of other corporate debt securities, and except that any Portfolio may engage in transactions in options, futures contracts, and options on futures.

FOR MFS TOTAL RETURN, MFS RESEARCH PORTFOLIO, MFS MID CAP GROWTH AND PIMCO CORE BOND :

     A Portfolio may not:

        (1) With respect to 75% of its total assets, purchase the securities of any issuer if such purchase would cause more than 5% of the value of a Portfolio's total assets to be invested in securities of any one issuer (except securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer; provided that this restriction shall not apply to MFS Mid Cap Growth ;

        (2) invest more than 25% of the value of the Portfolio's total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. government, its agencies and instrumentalities);

        (3) borrow money except from banks as a temporary measure for extraordinary or emergency purposes or by entering into reverse repurchase agreements (each Portfolio of the Trust is required to maintain asset coverage (including borrowings) of 300% for all borrowings), except PIMCO Core Bond may also borrow to enhance income;

        (4) make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

        (5) purchase or sell any commodity contract, except that each Portfolio may purchase and sell futures contracts based on debt securities, indexes of securities, and foreign currencies and purchase and write options on securities, futures contracts which it may purchase, securities indexes, and foreign currencies and purchase forward contracts. (Securities denominated in gold or other precious metals or whose value is determined by the value of gold or other precious metals are not considered to be commodity contracts.) The MFS Mid Cap Growth, MFS Research and MFS Total Return reserve the freedom of action to hold and to sell real estate or mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities. The MFS Mid Cap Growth, MFS Research and MFS Total Return will not purchase securities for the purpose of acquiring real estate or mineral leases, commodities or commodity contracts (except for options, futures contracts, options on futures contracts and forward contracts);

        (6) underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Trust's Board of Trustees, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

        (7) purchase or sell real estate, although it may purchase and sell securities which are secured by or represent interests in real estate, mortgage-related securities, securities of companies principally engaged in the real estate industry and participation interests in pools of real estate mortgage loans, and it may liquidate real estate acquired as a result of default on a mortgage; and

        (8) issue any class of securities which is senior to a Portfolio shares of beneficial interest except as permitted under the Investment Company Act of 1940 or by order of the SEC.

FOR MARSICO GROWTH:

     The Portfolio may not:

        (1) purchase or sell commodities or commodity contracts, or interests in oil, gas, or other mineral leases, or other mineral exploration or development programs, although it may invest in companies that engage in such businesses to the extent otherwise permitted by the Portfolio investment policies and restrictions and by applicable law, except as required in connection with otherwise permissible options, futures and commodity activities as described elsewhere this Statement;

        (2) purchase or sell real estate, although it may invest in securities secured by real estate or real estate interests, or issued by companies, including real estate investment trusts, that invest in real estate or real estate interests;

        (3) make short sales or purchases on margin, although it may obtain short-term credit necessary for the clearance of purchases and sales of its portfolio securities and except as required in connection with permissible options, futures, short selling and leverage activities as described elsewhere in the Prospectus and this Statement (the short sale restriction is non-fundamental);

        (4) with respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Portfolio would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable;

        (5) mortgage, hypothecate, or pledge any of its assets as security for any of its obligations, except as required for otherwise permissible borrowings (including reverse repurchase agreements), short sales, financial options and other hedging activities;

        (6) make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

        (7) borrow money, except from banks for temporary or emergency purposes or in connection with otherwise permissible leverage activities, and then only in an amount not in excess of 5% of the Portfolio total assets (in any case as determined at the lesser of acquisition cost or current market value and excluding collateralized reverse repurchase agreements);

        (8) underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Trust's Board of Trustees, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

        (9) invest more than 25% of the value of the Portfolio total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. Government, its agencies and instrumentalities);

        (10) issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from making any otherwise permissible borrowings, mortgages or pledges, or entering into permissible reverse repurchase agreements, and options and futures transactions;

        (11) own, directly or indirectly, more than 25% of the voting securities of any one issuer or affiliated person of the issuer; and

        (12) purchase the securities of other investment companies, except as permitted by the 1940 Act or as part of a merger, consolidation, acquisition of assets or similar reorganization transaction.

FOR ALLIANCE MID CAP GROWTH:

     The Portfolio may not:

        (1) issue any class of securities which is senior to the Portfolio shares of beneficial interest, except that the Portfolio may borrow money to the extent contemplated by Restriction 3 below;

        (2) purchase securities on margin (but a Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions). (Margin payments or other arrangements in connection with transactions in short sales, futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose);

        (3) borrow more than one-third of the value of its total assets less all liabilities and indebtedness (other than such borrowings) not represented by senior securities;

        (4) underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Trust's Board of Trustees, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

        (5) as to 75% of the Portfolio total assets, purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (i) more than 5% of the Portfolio total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) more than 25% of the Portfolio total assets (taken at current value) would be invested in a single industry;

        (6) invest in securities of any issuer if any officer or Trustee of the Trust or any officer or director of the Portfolio Manager owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, Trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer; and

        (7) make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans.

FOR DEVELOPING WORLD:

     The Portfolio may not:

        (1) With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Portfolio would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable;

        (2) Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of up to 30% of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement or a reverse dollar roll transaction is deemed to be a loan;

        (3) (a) Borrow money, except for temporary or emergency purposes from a bank, or pursuant to reverse repurchase agreements or dollar roll transactions for a Portfolio that uses such investment techniques and then not in excess of one-third of the value of its total assets (at the lower of cost or fair market value). Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings (excluding any fully collateralized reverse repurchase agreements and dollar roll transactions the Portfolio may enter into), and no additional investments may be made while any such borrowings are in excess of 10% of total assets;

        (4) Mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts, option contracts or other hedging transactions;

        (5) Except as required in connection with permissible hedging activities, purchase securities on margin or underwrite securities. (This does not preclude a Portfolio from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities);

        (6) Buy or sell real estate or commodities or commodity contracts; however, the Portfolio, to the extent not otherwise prohibited in the Prospectus or this Statement of Additional Information, may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies

              (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and this Statement of Additional Information;

        (7) Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act and discussed in the Prospectus or this Statement of Additional Information, or as such securities may be acquired as part of a merger, consolidation or acquisition of assets;

        (8) Invest more than 25% of the value of the Portfolio total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. Government, its agencies and instrumentalities);

        (9) Issue senior securities, as defined in the Investment Company Act, except that this restriction shall not be deemed to prohibit a Portfolio from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase and dollar roll transactions; and

        (10) Invest in commodities, except for futures contracts or options on futures contracts if, as a result thereof, more than 5% of a Portfolio's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.

FOR SALOMON BROTHERS INVESTORS

     The Portfolio may not:

        (1) purchase any securities of another issuer (other than the United States of America) if upon said purchase more than 5% of its net assets would consist of securities of such issuer, or purchase more than 15% of any class of securities of such issuer;

        (2)   borrow money, except (i) in order to meet redemption requests or
              (ii) as a temporary measure for extraordinary or emergency purposes and, in the case of both (i) and (ii), only from banks and only in an aggregate amount not to exceed 5% of its total assets taken at cost or value, whichever is less, or mortgage or pledge any of its assets and except that for purposes of this restriction, collateral arrangements with respect to the writing of options on stocks and stock indices, the purchase and sale of futures contracts and options on futures contracts, and forward currency contracts are not deemed a pledge of assets or a borrowing of money;

        (3) lend its funds or other assets to any other person other than through the purchase of liquid debt securities pursuant to the Portfolio's investment policies, except that (a) the Portfolio may lend its portfolio securities in an amount up to 33 1/3% of its total assets, provided that the borrower may not be affiliated, directly or indirectly, with the Portfolio and (b) the Portfolio may enter into repurchase agreements in an amount up to an aggregate of 25% of its total assets;

        (4) invest in the securities of issuers which have been in operation for less than three years if such purchase at the time thereof would cause more than 5% of the net assets of the Portfolio to be so invested;

        (5) purchase any securities on margin (except that the Portfolio may make deposits in connection with transactions in options on securities), make any so-called "short" sales of securities or participate in any joint or joint and several trading accounts;

        (6)   act as underwriter of securities of other issuers;

        (7) purchase the securities of another investment company or investment trust except in the open market where no profit to a sponsor or dealer, other than the customary broker's commission, results from such purchase (but the aggregate of such investments shall not be in excess of 10% of the net assets of the Portfolio), or except when such purchase is part of a plan of merger or consolidation;

        (8) buy securities from, or sell securities to, any of its officers, directors, employees, investment manager or distributor, as principals;

        (9) purchase or retain any securities of an issuer if one or more persons affiliated with the Portfolio owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer and such affiliated persons so owning 1/2 of 1% together own beneficially more than 5% of such securities;

        (10) purchase real estate (not including investments in securities issued by real estate investment trusts) or commodities or commodity contracts, provided that the Portfolio may enter into futures contracts, including futures contracts on interest rates, stock indices and currencies, and options thereon, and may engage in forward currency transactions and buy, sell and write options on currencies;

        (11)  issue senior securities except as may be permitted by the 1940
              Act.

FOR CAPITAL GUARDIAN LARGE CAP VALUE:

     The Portfolio may not:

        (1) issue senior securities, except to the extent that the borrowing of money in accordance with restrictions (3) may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.);

        (2) invest more than 25% of the value of its total assets in securities of issuers having their principal activities in any particular industry, excluding U. S. Government securities and obligations of domestic branches of U.S. banks and savings and loan associations;

        (3) For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry. Such companies will be grouped instead according to their services; for example, gas, electric and telephone utilities will each be considered a separate industry. Also for purposes of this restriction, foreign government issuers and supranational issuers are not considered members of any industry;

        (4) purchase the securities of any issuer if the purchase would cause more than 5% of the value of the portfolio's total assets to be invested in the securities of any one issuer (excluding U. S. Government securities) or cause more than 10% of the voting securities of the issuer to be held by the portfolio, except that up to 25% of the value of each portfolio's total assets may be invested without regard to these restrictions;

        (5) borrow money, except that the portfolio may borrow (i) for temporary or emergency purposes (not for leveraging) up to 33 1/3% of the value of the portfolio's total assets (including amounts borrowed) less liabilities (other than borrowings) and (ii) in connection with reverse repurchase agreements, mortgage dollar rolls and other similar transactions;

        (6) underwrite securities of other issuers except insofar as the Portfolio may be considered an underwriter under the 1933 Act in selling portfolio securities;

        (7) purchase or sell real estate, except that the Portfolio may invest in securities issued by companies which invest in real estate or interests therein and may invest in mortgages and mortgage-backed securities; and

        (8) purchase or sell commodities or commodity contracts, except that the Portfolio may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and may purchase and sell futures contracts on foreign currencies and options on such futures contracts.

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FOR SALOMON BROTHERS ALL CAP:

     The Portfolio may not:

        (1) hold more than 25% of the value of its total assets in the securities of any single company or in the securities of companies in any one industry. As to 50% of the value of its total assets, the Portfolio's investment in any one security, other than United States Government obligations, will not exceed 5% of the value of its total assets and as to this 50%, the Portfolio will not invest in more than 15% of the outstanding voting securities of any one issuer;

        (2) borrow money or pledge or mortgage its assets, except as described under "Description of Securities and Investment Techniques" and except that for purposes of this restriction, collateral arrangements with respect to the writing of options on stocks and stock indices, the purchase and sale of futures contracts and options on futures contracts, and forward currency contracts are not deemed a pledge of assets or a borrowing of money;

        (3) underwrite securities, except in instances where the Portfolio has acquired portfolio securities which it may not be free to sell publicly without registration under the 1933 Act ("restricted securities"); in such registrations, the Portfolio may technically be deemed an "underwriter" for purposes of the 1933 Act. No more than 10% of the value of Portfolio's total assets may be invested in illiquid securities;

        (4) make loans other than through (a) the lending of its portfolio securities in accordance with the procedures described under "Description of Securities and Investment Techniques -- Lending of Portfolio Securities" in this Statement of Additional Information, or (b) entering into repurchase agreements in an amount up to an aggregate of 25% of its total assets, but this restriction shall not prevent the Portfolio from buying a portion of an issue of bonds, debentures or other obligations which are liquid, or from investing up to an aggregate of 10% (including investments in other types of illiquid securities) of the value of its total assets in portions of issues of bonds, debentures or other obligations of a type privately placed with financial institutions and which are illiquid;

        (5) invest more than 10% of the value of the Portfolio's total assets in securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years, and equity securities which are not readily marketable;


        (6) invest in companies for the purpose of exercising control or management. (The Portfolio may on occasion be considered part of a control group of a portfolio company by reason of the size or manner of its investment, in which event the securities of such portfolio company held by the Portfolio may not be publicly saleable unless registered under the Securities Act of 1933 or pursuant to an available exemption there under.);


        (7) purchase securities on margin (except for such short-term credits as are necessary for the clearance of transactions and except that the Portfolio may make deposits in connection with transactions in options on securities) or make short sales of securities (except for sales "against the box", i.e., when a security identical to one owned by the Portfolio, or which the Portfolio has the right to acquire without payment of additional consideration, is borrowed and sold short);

        (8) purchase or sell real estate, interests in real estate, interests in real estate investment trusts, or commodities or commodity contracts; however, the Portfolio (a) may purchase interests in real estate investment trusts or companies which invest in or own real estate if the securities of such trusts or companies are registered under the Securities Act of 1933 and are readily marketable and (b) may enter into futures contracts, including futures contracts on interest rates, stock indices and currencies, and options thereon, and may engage in forward currency contracts and buy, sell and write options on currencies;

        (9) purchase more than 3% of the stock of another investment company, or purchase stock of other investment companies equal to more than 5% of the Portfolio's net assets in the case of any one other investment company and 10% of such net assets in the case of all other investment companies in the aggregate. Any such purchase will be made only in the open market where no profit to a sponsor or dealer results from the purchase, except for the customary broker's commission. This restriction shall not apply to investment company securities received or acquired by the Portfolio pursuant to a merger or plan of reorganization. (The return on such investments will be reduced by the operating expenses, including investment advisory and administrative fees of such investment Portfolios and will be further reduced by the Portfolio's expenses, including management fees; that is, there will be a layering of certain fees and expenses.);

        (10) purchase or hold securities of an issuer if one or more persons affiliated with the Portfolio or with Smith Barney Asset Management owns beneficially more than 1/2 of 1% of the securities of that issuer and such persons owning more than 1/2 of 1% of such securities together own beneficially more than 5% of the securities of such issuer;

        (11) buy portfolio securities from, or sell portfolio securities to, any of the Portfolio's officers, directors or employees of its investment manager or distributor, or any of their officers or directors, as principals;

        (12) purchase or sell warrants; however, the Portfolio may invest in debt or other securities which have warrants attached (not to exceed 10% of the value of the Portfolio's total assets). Covered options with respect to no more than 10% in value of the Portfolio's total assets will be outstanding at any one time;

        (13) invest in interest in oil, gas or other mineral exploration or development programs, or


        (14)  issue senior securities except as may be permitted by the 1940
              Act.

FOR THE ING PIMCO HIGH YIELD PORTFOLIO:

The Portfolio may not:

(1) with respect to 75% of its total assets, purchase the securities of any issuer if such purchase would cause more than 5% of value of the Portfolio's total assets to be invested in securities of any one issuer (except securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer:

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) invest more than 25% of the value of the Portfolio's total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. government, its agencies and instrumentalities);

(4) borrow money except from banks as a temporary measure for extraordinary or emergency purposes or by entering into reverse repurchase agreements (each Portfolio of the Trust is required to maintain asset coverage (including borrowings) of 300% for all borrowings);

(5) make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of the debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

(6) purchase or sell any commodity contract, except that the Portfolio may purchase and sell futures based on debt securities, indexes of securities, and foreign currencies and purchase and write options on securities, futures contracts which it may purchase, securities indexes, and foreign currencies and purchase forward contracts. (Securities denominated in gold or other precious metals or whose value is determined by the value of gold or other precious metals are not considered to be commodity contracts.);

(7) underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Trust's Board of Trustees, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

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(8)     purchase or sell real estate, although it may purchase and sell securities which are secured by or represent interests in real estate, mortgage-related securities, securities of companies principally engaged in real estate industry and participation interests.

FOR THE ING STOCK INDEX PORTFOLIO:

The Portfolio may not:

(1) with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that (a) the Portfolio may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), and (b) the Portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes. Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio's total assets would be invested in companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

(8) end any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

    The following restrictions are not fundamental and may be modified by the Trustees without shareholder approval.

FOR LIMITED MATURITY BOND:

    (1) Non-government securities must be rated Baa3 or better by Moody's or BBB or better by S&P or, if not rated, determined to be of comparable quality;

    (2) Money market securities must be rated in the two highest categories by Moody's or S&P or, if not rated, determined to be of comparable quality;

                                       55
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    (3) The Portfolio will not invest more than 10% of total assets in foreign government securities;

    (4) The Portfolio will not have more than 25% of net assets invested in securities of issuers located in any one emerging market;

    (5) Borrowing may not exceed 10% of the value of the total assets and 25% for temporary purposes (excluding (i) reverse repurchase agreements, (ii) options, futures, options on futures and forward currency contracts, and (iii) borrowing from banks, but only immediately after each borrowing and continuing thereafter there is asset coverage of 300%);

    (6) Illiquid securities may not exceed 10% of net assets ( including repurchase agreements and fixed-time deposits subject to withdrawing penalties maturing in more than 7 days); or

    (7) The Portfolio will not invest in obligations issued by a commercial bank or S&L, unless the bank or S&L meets the requirements set forth in this Statement of Additional Information.




FOR LIQUID ASSETS:

    (1) Investments will not be rated below the two highest ratings categories;

    (2) The Portfolio will invest 95% of the investments that, at the time of purchase, are rated in the highest short-term ratings category, or if unrated, determined to be of comparable quality;

    (3) With respect to 100% of total assets, the Portfolio will not invest more than (i) 5% of such assets in securities of any one issuer (except U.S. government securities), (ii) 10% of such assets subject to demand features or guarantees from a single institution (with respect to 75% of total assets), or (iii) purchase more than 10% of the outstanding voting securities of any one issuer

    (4) The Portfolio will not invest in more than the greater of 1% of total assets or $1,000,000 in securities of any one issuer that are rated in the second highest ratings category (excluding U.S. Government securities)

    (5) The Portfolio will not invest in obligations issued or guaranteed by a foreign government (or its agencies or instrumentalities) or by supranational organization that is rated below A by S&P or Moody's

    (6) The Portfolio will not have more than 25% of net assets invested in securities of issuers located in any one emerging market

    (7) Borrowing will not exceed 10% of the value of the total assets and 25% for temporary purposes (excluding (i) reverse repurchase agreements, and (ii) borrowing from banks, but only immediately after each borrowing and continuing thereafter there is asset coverage of 300%)

    (8) The Portfolio will not invest in obligations issued by a commercial bank or S&L, unless the bank or S&L meets the requirements set forth in this Statement of Additional Information

    (9) Investments in fixed time deposits may not exceed 10% of net assets

    (10) Investments in foreign bank obligations are limited to U.S. dollar-denominated obligations




FOR VAN KAMPEN REAL ESTATE:

(1) The Portfolio may not make investments for the purpose of exercising control or management although the Portfolio retains the right to vote securities held by it and except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.




(2) The Portfolio may not purchase securities on margin but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Portfolio of initial or maintenance margin in connection with forward contracts, futures contracts, foreign currency futures contracts or related options is not considered the purchase of a security on margin.




(3) The Portfolio may not invest in the securities issued by other investment companies as part of a merger, reorganization or other acquisition, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time,
     (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.




(4) The Portfolio may not invest more than 5% of its net assets in warrants or rights valued at the lower of cost or market, nor more than 2% of its net assets in warrants or rights (valued on such basis) which are not listed on the New York Stock Exchange or American Stock Exchange. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitation.




(5) The Portfolio may not invest in securities of any company if any officer or trustee/director of the Portfolio or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such company, and such officers and trustees/directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.




(6) The Portfolio may not invest in interests in oil, gas, or other mineral exploration or development programs or invest in oil, gas, or mineral leases, except that the Portfolio may acquire securities of public companies which themselves are engaged in such activities.




(7) The Portfolio may not invest more than 5% of its total assets in securities of unseasoned issuers which have been in operation directly or through predecessors for less than three years, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.


(8) The Portfolio may not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets, taken at current value, would be invested in securities that are illiquid by virtue of the absence of a readily available market. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 which the Board of Trustees or the Adviser under Board approved guidelines, may determine are liquid nor does it apply to resale, a liquid market exists. Also excluded from this limitation on restricted securities are securities purchased by the Portfolio of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time,
     (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.





     The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

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


FOR UBS U.S. BALANCED, FMR(SM) DIVERSIFIED MID CAP, LEGG MASON VALUE AND JANUS SPECIAL EQUITY:


(1) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(2) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(3) The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Portfolio Manager or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation
     (3)).

(4) The Portfolio does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(5) The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the Portfolio's net assets) to a registered investment company or portfolio for which the Portfolio Manager or an affiliate serves as investment adviser or
     (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

     With respect to Limitation (4), if through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

     Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of a Portfolio's assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.

     For purposes of normally investing at least 80% of the FMR(SM) Diversified Mid Cap's assets in securities of companies of medium market capitalizations, the Portfolio Manager intends to measure the capitalization range of the S&P MidCap 400 Index and the Russell Midcap Index no less frequently than once a month.


     FOR MARSICO GROWTH, MERCURY FUNDAMENTAL GROWTH, MERCURY FOCUS VALUE, VAN KAMPEN GLOBAL FRANCHISE, VAN KAMPEN EQUITY GROWTH, JULIUS BAER FOREIGN , JPMORGAN SMALL CAP EQUITY, AND INTERNATIONAL:


(1) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(2) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(3) The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Portfolio Manager or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation
     (3)), and only to the extent that the value of the Portfolio's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings, and provided further that the borrowing may be made only for temporary, extraordinary or emergency purposes in amounts not exceeding 20% of the value of the Portfolio's total assets at the time of borrowing.

(4) The Portfolio does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(5) The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the Portfolio's net assets, except up to 20% of the Mercury Fundamental Growth's net assets) to a registered investment company or portfolio for which the Portfolio Manager or an affiliate serves as investment adviser or
     (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(6) The Portfolio may purchase or write options on securities only if (i) aggregate premiums on call options purchased by the Portfolio do not exceed 5% of its assets, (ii) aggregate premiums on put options purchased by a Portfolio do not exceed 5% of its net assets, (iii) not more than 25% of the Portfolio's net assets would be hedged, and (iv) not more than 25% of the Portfolio's net assets are used as cover for options written by the Portfolio.

     With respect to non-fundamental investment restriction 4, if through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

     Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of a Portfolio's assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.


FOR VAN KAMPEN GROWTH AND INCOME, EAGLE ASSET CAPITAL APPRECIATION, AIM MID CAP GROWTH AND CAPITAL GUARDIAN SMALL CAP:

     A Portfolio may not:

     Make short sales of securities, except short sales against the box (this restriction shall not apply to the AIM Mid Cap Growth, and Capital Guardian Small Cap, which may make short sales within the limitations described in the Prospectus and elsewhere in this SAI).

FOR VAN KAMPEN GROWTH AND INCOME, AIM MID CAP GROWTH, AND CAPITAL GUARDIAN SMALL
CAP:

     A Portfolio may not:

     Invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which in the determination of the Portfolio Manager are illiquid if, as a result of such investment, more than 15% of the net assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities.


FOR CAPITAL GUARDIAN MANAGED GLOBAL:

     The Portfolio may not:

     Purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or futures contracts on currencies), except that the

Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments, and in options on such futures contracts.

FOR MFS TOTAL RETURN, MFS RESEARCH AND MFS MID CAP GROWTH :

     A Portfolio may not:

(1) invest more than 15% (except 10% with respect to the MFS Research,) of the net assets of a Portfolio (taken at market value) in illiquid securities, including repurchase agreements maturing in more than seven days;

(2) purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with options, futures contracts, options on futures contracts and forward foreign currency contracts and in connection with swap agreements;

(3) make investments for the purpose of gaining control of a company's management.

FOR PIMCO CORE BOND :

     The Portfolio may not:

(1) invest more than 15% (except 10% with respect to the MFS Research,) of the net assets of a Portfolio (taken at market value) in illiquid securities, including repurchase agreements maturing in more than seven days;

(2) purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with options, futures contracts, options on futures contracts and forward foreign currency contracts and in connection with swap agreements;

(3) make investments for the purpose of gaining control of a company's management.

     Unless otherwise indicated, all limitations applicable to Portfolio investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio's investment portfolio, resulting from market fluctuations or other changes in a Portfolio's total assets will not require a Portfolio to dispose of an investment until the sub-adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Portfolio. In the event that ratings services assign different ratings to the same security, the sub-adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

FOR MARSICO GROWTH:

     The Portfolio may not invest, in the aggregate, more than 15% of its net assets in illiquid securities.

FOR ALLIANCE MID CAP GROWTH:

     The Portfolio may not:

(1) invest in warrants (other than warrants acquired by the Portfolio as a part of a unit or attached to securities at the time of purchase) if, as a result, such investment (valued at the lower of cost or market value) would exceed 5% of the value of the Portfolio net assets, provided that not more than 2% of the Portfolio net assets may be invested in warrants not listed on the New York or American Stock Exchanges;

(2) purchase or sell commodities or commodity contracts, except that the Portfolio may purchase or sell financial futures contracts, options on financial futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions;

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(3)  purchase securities restricted as to resale if, as a result, (i) more than
     10% of the Portfolio total assets would be invested in such securities, or
     (ii) more than 5% of the Portfolio total assets (excluding any securities eligible for resale under Rule 144A under the Securities Act of 1933) would be invested in such securities;

(4) invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale, and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Portfolio net assets (taken at current value) would then be invested in the aggregate in securities described in (a), (b), and
     (c) above;

(5) invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of its total assets (taken at current value) would be invested in such securities, or except as part of a merger, consolidation, or other acquisition;

(6)  invest in real estate limited partnerships;

(7) purchase any security if, as a result, the Portfolio would then have more than 5% of its total assets (taken at current value) invested in securities of companies (including predecessors) less than three years old;

(8) purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies, including limited partnership interests, that invest or deal in real estate and it may purchase interests in real estate investment trusts. (For purposes of this restriction, investments by a Portfolio in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.);

(9)  make investments for the purpose of exercising control or management;

(10) invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in the common stocks of companies that invest in or sponsor such programs;

(11) acquire more than 10% of the voting securities of any issuer;

(12) invest more than 15%, in the aggregate, of its total assets in the securities of issuers which, together with any predecessors, have a record of less than three years continuous operation and securities restricted as to resale (including any securities eligible for resale under Rule 144A under the Securities Act of 1933); or

(13) purchase or sell puts, calls, straddles, spreads, or any combination thereof, if, as a result, the aggregate amount of premiums paid or received by the Portfolio in respect of any such transactions then outstanding would exceed 5% of its total assets.

FOR DEVELOPING WORLD:

     The Portfolio may not:

(1) Invest, in the aggregate, more than 15% of its net assets in illiquid securities, including (under current SEC interpretations) restricted securities (excluding liquid Rule 144A-eligible restricted securities), securities which are not otherwise readily marketable, repurchase agreements that mature in more than seven days and over-the-counter options (and securities underlying such options) purchased by a Portfolio;

(2) Invest in any issuer for purposes of exercising control or management of the issuer;

(3) Except as described in the Prospectus and this Statement of Additional Information, acquire or dispose of put, call, straddle or spread options subject to the following conditions:

     (a)  such options are written by other persons, and

     (b) the aggregate premiums paid on all such options which are held at any time do not exceed 5% of the Portfolio's total assets;

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(4)  Except as described in the Prospectus and this Statement of Additional
     Information, engage in short sales of securities; and

(5) Purchase more than 10% of the outstanding voting securities of any one issuer.

     If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

FOR SALOMON BROTHERS INVESTORS:

     The Portfolio may not:

(1) invest in warrants (other than warrants acquired by the Salomon Brothers Investors as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Salomon Brothers Investors's net assets or if, as a result, more than 2% of the Salomon Brothers Investors's net assets would be invested in warrants that are not listed on AMEX or NYSE;

(2) invest in oil, gas and other mineral leases, provided, however, that this shall not prohibit the Salomon Brothers Investors from purchasing publicly traded securities of companies engaging in whole or in part in such activities; or

(3) purchase or sell real property (including limited partnership interests) except to the extent described in investment restriction number 10 above.

FOR CAPITAL GUARDIAN LARGE CAP VALUE:

     The Portfolio may not:

(1) lend money to other persons, except by the purchase of obligations in which the Portfolio is authorized to invest and by entering into repurchase agreements. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve the lending of money;

(2) lend securities in excess of 33 1/3% of the value of its total assets. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities;

(3) knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable;

(4) sell securities short or purchase securities on margin, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin.

(5) write or purchase options on securities, financial indices or currencies, except to the extent the Portfolio is specifically authorized to engage in hedging and other strategic transactions;

(6)  purchase securities for the purpose of exercising control or management;

(7) purchase securities of other investment companies if the purchase would cause more than 10% of the value of the portfolio's total assets to be invested in investment company securities, provided that (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the portfolio or more than 5% of the value of the Portfolio's total assets would be invested in such company and (ii) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation or reorganization;

     For purposes of this restriction, privately issued collateralized mortgage obligations will not be treated as investment company securities if issued by "Exemptive Issuers." Exemptive Issuers are defined as unmanaged, fixed-asset issuers that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities as defined in Section 2(a) (32) of the 1940 Act, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (d) are not registered or regulated under the 1940 Act as investment companies; and

(8) pledge, hypothecate, mortgage or transfer (except as provided in restriction (4)) as security for indebtedness any securities held by the Portfolio, except in an amount of not more than 33 1/3% of the value of the Portfolio's total assets and then only to secure borrowings permitted by restrictions (3) and (10). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets;

     If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a portfolio's total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction.

FOR GOLDMAN SACHS INTERNET TOLLKEEPER(SM) :

     The Portfolio may not:

(1)  invest for the purpose of exercising control or management;

(2)  sell property or securities short, except short sales against the box; and

(3) invest in securities that are illiquid, or in repurchase agreements maturing in more than seven days, if as a result of such investment, more than 15% of the net assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities.

     Unless otherwise indicated, all percentage limitations listed above apply to the Portfolio only at the time into which a transaction is entered. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Portfolio's net assets will not be considered a violation. For purposes of fundamental restriction (iii) and non-fundamental restriction (v) as set forth above, an option on a foreign currency shall not be considered a commodity or commodity contract.

     For purposes of non-fundamental restriction (2), a short sale "against the box" shall not be considered a short position.




NON-FUNDAMENTAL INVESTMENT POLICIES

     The Board of Trustees of the Trust have also adopted the following non-fundamental investment policies for each of the following Portfolios, which may be changed upon 60 days' prior notice to shareholders:

     ALLIANCE MID CAP GROWTH

     Under normal circumstances, the Portfolio will invest at least 80% of its net assets in mid-capitalization companies. For purposes of this policy, net assets includes any borrowings for investment purposes.

     CAPITAL GUARDIAN SMALL CAP

     The Portfolio invests at least 80% of its assets in equity securities of small capitalization ("small-cap") companies.

     PIMCO CORE BOND

     The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities.


     PIMCO HIGH YIELD

     The Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at lest B- by Moody's, Standard & Poor's Rating Service, or Fitch, or if unrated, determined by its Portfolio Manager to be of comparable quality. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.


     FMR(SM) DIVERSIFIED MID CAP

     The Portfolio Manager normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations.




     VAN KAMPEN EQUITY GROWTH

     Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities plus any borrowings for investment purposes.

     T. ROWE PRICE EQUITY INCOME

     The Portfolio normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

     JENNISON EQUITY OPPORTUNITIES

     The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in attractively valued equity securities of companies with current or emerging earnings growth the Portfolio Manager believes to be not fully appreciated or recognized by the market.

     HARD ASSETS

     The Portfolio invests at least 80% of its assets in the equities of producers of commodities.

     INTERNATIONAL

     Under normal conditions, the Portfolio invests at least 80% of its net assets and borrowings for investment purposes in equity securities of issuers located in countries outside of the United States.

     GOLDMAN SACHS INTERNET TOLLKEEPER(SM)

     The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of investment) in equity investments in "Internet Tollkeeper" companies, which are companies in the media, telecommunications, technology and internet sectors, which provide access, infrastructure, content and services to internet companies and internet users.

     JANUS SPECIAL EQUITY

     The Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities selected for their potential for long-term growth of capital.


     JPMORGAN SMALL CAP EQUITY


     Under normal market conditions, the Portfolio invests at least 80% of its total assets in equity securities of small-cap companies.

     CAPITAL GUARDIAN LARGE CAP VALUE

     The Portfolio Manager seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of companies with market capitalizations greater than $1 billion at the time of investment.

     LIMITED MATURITY BOND

     The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities.




     MFS MID CAP GROWTH

     The Portfolio normally invests at least 80% of its net assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies") which the Portfolio Manager believes have above-average growth potential.

     VAN KAMPEN REAL ESTATE

     The Portfolio invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ").

     AIM MID CAP GROWTH

     The Portfolio seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of mid-capitalization companies.


     EAGLE ASSET CAPITAL APPRECIATION


     The Portfolio normally invests at least 80% of its assets in equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price.


     STOCK INDEX

     The Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its assets in equity securities of companies included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") or equity securities of companies that are representative of the S&P 500 Index (including derivatives). The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.


                             MANAGEMENT OF THE TRUST


     The business and affairs of the Trust are managed under the direction of the Board of Trustees according to the applicable laws of the Commonwealth of Massachusetts and the Trust's Amended and Restated Agreement and Declaration of Trust. The Board governs each Portfolio of the Trust and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Trust's activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance. The Trustees are Paul S. Doherty, J. Michael Earley, R. Barbara Gitenstein, Walter H. May, Thomas J. McInerney, Jock Patton, David W.C. Putnam, Blaine E. Rieke, John G. Turner, Roger B. Vincent, and Richard A. Wedemeyer. The Executive Officers of the Trust are James M. Hennessy, Michael J. Roland, Mary Bea Wilkinson, Robert S. Naka, Huey P. Falgout, Theresa K. Kelety, Kimberly A. Anderson, Lauren Bensinger, J. David Greenwald, Robyn L. Ichilov, Todd Modic, Susan P. Kinens, and Maria M. Anderson.


     Set forth in the table below is information about each Trustee of the Trust.

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                                                                                               IN FUND
                                                                                               COMPLEX
                                                 TERM OF OFFICE                              OVERSEEN BY
                              POSITION(S) HELD   AND LENGTH OF    PRINCIPAL OCCUPATION(S) -    TRUSTEE++,     OTHER DIRECTORSHIPS
  NAME, ADDRESS AND AGE          WITH FUND        TIME SERVED+    DURING THE PAST 5 YEARS        ****           HELD BY TRUSTEE
----------------------------  ----------------  ----------------  -------------------------  ------------  -------------------------
INDEPENDENT TRUSTEES

PAUL S. DOHERTY                   Trustee       February 2002 --  Mr. Doherty is President       ___
7337 E. Doubletree Ranch Rd.                    Present           and Partner, Doherty,
Scottsdale, Arizona 85258                                         Wallace, Pillsbury and
Date of Birth:  04/28/1934                                        Murphy, P.C., Attorneys
                                                                  (1996 -Present); and
                                                                  Trustee of each of the
                                                                  funds managed by
                                                                  Northstar Investment
                                                                  Management Corporation
                                                                  (1993 - 1999).

J. MICHAEL EARLEY                 Trustee       January 1997 --   President and Chief            ___
7337 E. Doubletree Ranch Rd.                    Present           Executive Officer,
Scottsdale, Arizona 85258                                         Bankers Trust Company,
Date of Birth:  05/02/1945                                        N.A. (1992 - Present).

R. BARBARA GITENSTEIN             Trustee       January 1997 --   President, College of New      ___
7337 E. Doubletree Ranch Rd.                    Present           Jersey (1999 - Present).
Scottsdale, Arizona 85258                                         Formerly, Executive Vice
Date of Birth:  02/18/1948                                        President and Provost,
                                                                  Drake University (1992 -
                                                                  1998).

WALTER H. MAY                     Trustee       February 2002 --  Retired. Formerly,             ___       Best Prep Charity (1991 -
7337 E. Doubletree Ranch Rd.                    Present           Managing Director and                    Present).
Scottsdale, Arizona 85258                                         Director of Marketing,
Date of Birth:  12/21/1936                                        Piper Jaffray, Inc.;
                                                                  Trustee of each of the
                                                                  funds managed by
                                                                  Northstar Investment
                                                                  Management Corporation
                                                                  (1996 - 1999).

JOCK PATTON                       Trustee       February 2002 --  Private Investor (June         ___       Director, Hypercom, Inc.
7337 E. Doubletree Ranch Rd.                    Present           1997 - Present).                         (January 1999 - Present);
Scottsdale, Arizona 85258                                         Formerly, Director and                   JDA Software Group, Inc.
Date of Birth:  12/11/1945                                        Chief Executive Officer,                 (January 1999 - Present);
                                                                  Rainbow Multimedia Group,                BG Associates, Inc.
                                                                  Inc. (January 1999 -
                                                                  December 2001); Director
                                                                  of Stuart Entertainment,
                                                                  Inc.; Director of
                                                                  Artisoft, Inc. (1994 -
                                                                  1998).

DAVID W.C. PUTNAM                 Trustee       February 2002 --  President and Director,        ___       Anchor International Bond
7337 E. Doubletree Ranch Rd.                    Present           F.L. Putnam Securities                   Trust (December 2000 -
Scottsdale, Arizona 85258                                         Company, Inc. and its                    Present); F.L. Putnam
Date of Birth:  10/08/1939                                        affiliates; President,                   Foundation (December 2000
                                                                  Secretary and Trustee,                   - Present); Progressive
                                                                  The Principled Equity                    Capital Accumulation
                                                                  Market Fund. Formerly,                   Trust (August 1998 -
                                                                  Trustee, Trust Realty                    Present); Principled
                                                                  Corp.; Anchor Investment                 Equity Market Fund
                                                                  Trust; Bow Ridge Mining                  (November 1996 -
                                                                  Company and each of the                  Present), Mercy Endowment
                                                                  funds managed by                         Foundation (1995 -
                                                                  Northstar Investment                     Present); Director, F.L.
                                                                  Management Corporation                   Putnam Investment
                                                                  (1994 - 1999).                           Management Company
                                                                                                           (December 2001 -
                                                                                                           Present); Asian American
                                                                                                           Bank and Trust Company
                                                                                                           (June 1992 - Present);
                                                                                                           and Notre Dame Health
                                                                                                           Care Center (1991 -
                                                                                                           Present) F.L. Putnam
                                                                                                           Securities Company, Inc.
                                                                                                           (June 1978 - Present);
                                                                                                           and an Honorary Trustee,
                                                                                                           Mercy Hospital (1973 -

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                                                                                               IN FUND
                                                                                               COMPLEX
                                                 TERM OF OFFICE                              OVERSEEN BY
                              POSITION(S) HELD   AND LENGTH OF    PRINCIPAL OCCUPATION(S) -    TRUSTEE++,     OTHER DIRECTORSHIPS
  NAME, ADDRESS AND AGE          WITH FUND        TIME SERVED+    DURING THE PAST 5 YEARS        ****           HELD BY TRUSTEE
----------------------------  ----------------  ----------------  -------------------------  ------------  -------------------------
                                                                                                           Present).

BLAINE E. RIEKE*                  Trustee       February 2002 -   General Partner,               ___       Morgan Chase Trust Co.
7337 E. Doubletree Ranch Rd.                    Present           Huntington Partners                      (January 1998 - Present).
Scottsdale, Arizona 85258                                         (January 1997 - Present).
Date of Birth:  09/10/1933                                        Chairman of the Board and
                                                                  Trustee of each of the
                                                                  funds managed by ING
                                                                  Investment Management Co.
                                                                  LLC (November 1998 -
                                                                  February 2001).

ROGER B. VINCENT***               Trustee       1994 -- Present   President, Springwell          ___       Director, AmeriGas
7337 E. Doubletree Ranch Rd.                                      Corporation (1989 -                      Propane, Inc. (1998 -
Scottsdale, Arizona 85258                                         Present). Formerly,                      Present).
Date of Birth:  08/26/1945                                        Director, Tatham
                                                                  Offshore, Inc. (1996 -
                                                                  2000).

RICHARD A. WEDEMEYER              Trustee       February 2002 --  Retired. Mr. Wedemeyer         ___       Touchstone Consulting
7337 E. Doubletree Ranch Rd.                    Present           was formerly Vice                        Group (1997 - Present).
Scottsdale, Arizona 85258                                         President - Finance and
Date of Birth:  03/23/1936                                        Administration, Channel
                                                                  Corporation (June 1996 -
                                                                  April 2002). Formerly,
                                                                  Trustee, First Choice
                                                                  Funds (1997 - 2001); and
                                                                  of each of the funds
                                                                  managed by ING Investment
                                                                  Management Co. LLC (1998
                                                                  - 2001).

TRUSTEES WHO ARE "INTERESTED PERSONS"

THOMAS J. MCINERNEY ** ++         Trustee       February 2002 -   Chief Executive Officer,       ___       Director, Equitable Life
7337 E. Doubletree Ranch Rd.                    Present           ING U.S. Financial                       Insurance Co., Golden
Scottsdale, Arizona 85258                                         Services (September 2001                 American Life Insurance
Date of Birth:  05/05/1956                                        - Present); General                      Co., Life Insurance
                                                                  Manager and Chief                        Company of Georgia,
                                                                  Executive Officer, ING                   Midwestern United Life
                                                                  U.S. Worksite Financial                  Insurance Co., ReliaStar
                                                                  Services (December 2000 -                Life Insurance Co.,
                                                                  Present); Member, ING                    Security Life of Denver,
                                                                  Americas Executive                       Security Connecticut Life
                                                                  Committee (2001 -                        Insurance Co., Southland
                                                                  Present); President,                     Life Insurance Co., USG
                                                                  Chief Executive Officer                  Annuity and Life Company,
                                                                  and Director of Northern                 and United Life and
                                                                  Life Insurance Company                   Annuity Insurance Co. Inc
                                                                  (March 2001 - October                    (March 2001 - Present);
                                                                  2002), ING Aeltus Holding                Director, Ameribest Life
                                                                  Company, Inc. (2000 -                    Insurance Co., (March
                                                                  Present), ING Retail                     2001 to January 2003);
                                                                  Holding Company (1998 -                  Director, First Columbine
                                                                  Present), ING Life                       Life Insurance Co. (March
                                                                  Insurance and Annuity                    2001 to December 2002);
                                                                  Company (September 1997 -                Member of the Board,
                                                                  November 2002) and ING                   National Commission on
                                                                  Retirement Holdings, Inc.                Retirement Policy,
                                                                  (1997 - Present).                        Governor's Council on
                                                                  Formerly, General Manager                Economic Competitiveness
                                                                  and Chief Executive                      and Technology of
                                                                  Officer, ING Worksite                    Connecticut, Connecticut
                                                                  Division (December 2000 -                Business and Industry
                                                                  October 2001), President,                Association, Bushnell;
                                                                  ING-SCI, Inc. (August                    Connecticut Forum; Metro
                                                                  1997 - December 2000);                   Hartford Chamber of
                                                                  President, Aetna                         Commerce; and is
                                                                  Financial Services                       Chairman, Concerned
                                                                  (August 1997 - December                  Citizens for
                                                                  2000);

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                                                                                               IN FUND
                                                                                               COMPLEX
                                                 TERM OF OFFICE                              OVERSEEN BY
                              POSITION(S) HELD   AND LENGTH OF    PRINCIPAL OCCUPATION(S) -    TRUSTEE++,     OTHER DIRECTORSHIPS
  NAME, ADDRESS AND AGE          WITH FUND        TIME SERVED+    DURING THE PAST 5 YEARS        ****           HELD BY TRUSTEE
----------------------------  ----------------  ----------------  -------------------------  ------------  -------------------------
                                                                                                           Effective Government.

JOHN G. TURNER **             Chairman and      February 2002 -   Chairman, Hillcrest            ___       Director, Hormel Foods
7337 E. Doubletree Ranch Rd.  Trustee           Present           Capital Partners (May                    Corporation (March 2000 -
Scottsdale, Arizona 85258                                         2002-Present); President,                Present); Shopko Stores,
Date of Birth:  10/03/1939                                        Turner Investment Company                Inc. (August 1999 -
                                                                  (January 2002 - Present).                Present); and M.A.
                                                                  Mr. Turner was formerly                  Mortenson Company (March
                                                                  Vice Chairman of ING                     2002 - Present).
                                                                  Americas (2000 - 2002);
                                                                  Chairman and Chief
                                                                  Executive Officer of
                                                                  ReliaStar Financial Corp.
                                                                  and ReliaStar Life
                                                                  Insurance Company (1993 -
                                                                  2000); Chairman of
                                                                  ReliaStar Life Insurance
                                                                  Company of New York (1995
                                                                  - 2001); Chairman of
                                                                  Northern Life Insurance
                                                                  Company (1992 - 2001);
                                                                  Chairman and Trustee of
                                                                  the Northstar affiliated
                                                                  investment companies
                                                                  (1993 - 2001) and
                                                                  Director, Northstar
                                                                  Investment Management
                                                                  Corporation and its
                                                                  affiliates (1993 - 1999).



+ Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, in which even the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

++  As of December 31, 2003

* For the period of time prior to May 1, 2003, Mr. Reike may have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Internet Tollkeeper(SM) Portfolio of the Trust, due to a family member's employment by the Portfolio Manager of that Portfolio.

** Messrs. McInerney and Turner are deemed to be "interested persons" of the Trust as defined in the 1940 Act because of their relationship with ING Groep, N.V., the parent corporation of the Manager, Directed Services Inc.

*** Mr. Vincent was the beneficial owner of 200 shares of Goldman, Sachs, & Co., the parent company of the Portfolio Manager of the Goldman Sachs Internet Tollkeeper(SM) Portfolio of the Trust, from December 2002 through February 2003. These shares were acquired by an account that Mr. Vincent does not directly manage, and he disposed of the shares upon learning that they were held in his account. Mr. Vincent may technically have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Internet Tollkeeper(SM) Portfolio and of the Trust during this period.

**** For purposes of this table, "ING Funds Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; and USLICO Series Fund.

## Mr. McInerney is also a director of the following investment companies: ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Fund; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc.; and ING Series Fund, Inc.

Information about the Trust's officers is set forth in the table below:



                                                             TERM OF OFFICE AND         PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE         POSITIONS HELD WITH THE TRUST  LENGTH OF TIME SERVED (1)  DURING THE LAST FIVE YEARS (2)
----------------------------  -----------------------------  -------------------------  -----------------------------------------
JAMES M. HENNESSY             President and Chief            March 2003 - Present       President, Chief Executive Officer and
7337 E. Doubletree Ranch Rd.  Executive Officer                                         Chief Operating Officer March 2002 -
Scottsdale, Arizona 85258                                                               Present (For the ING Funds), February
Date of Birth:  04/09/1949    Vice President                 January 2003 - March 2003  2001 - March 2002 (For the Pilgrim
                                                                                        Funds), Chief Operating Officer June 2000
                                                                                        - February 2001 (For the Pilgrim Funds);
                                                                                        President and Chief Executive Officer,
                                                                                        ING Capital Corporation, LLC, ING Funds
                                                                                        Services, LLC, ING Advisors, Inc., ING
                                                                                        Investments, LLC, Lexington Funds
                                                                                        Distributor, Inc., Express America T.C.,
                                                                                        Inc. and EAMC Liquidation Corp. (December
                                                                                        2001 - Present); Executive Vice President
                                                                                        and Chief Operating Officer and ING Funds
                                                                                        Distributor, LLC (June 2000 - Present).
                                                                                        Formerly, Executive Vice President and
                                                                                        Chief Operating Officer, ING Quantitative
                                                                                        Management, Inc. (October 2001 -
                                                                                        September 2002), Senior Executive Vice
                                                                                        President (June 2000 - December 2000) and
                                                                                        Secretary (April 1995 - December 2000),
                                                                                        ING Capital Corporation, LLC, ING Funds
                                                                                        Services, LLC, ING Investments, LLC, ING
                                                                                        Advisors, Inc., Express America T.C.,
                                                                                        Inc. and EAMC Liquidation Corp.;
                                                                                        Executive Vice President, ING Capital
                                                                                        Corporation, LLC and its affiliates (May
                                                                                        1998 - June 2000); and Senior Vice
                                                                                        President, ING Capital Corporation, LLC
                                                                                        and its affiliates (April 1995 - April
                                                                                        1998).

MICHAEL J. ROLAND             Executive Vice President and   March 2003 - Present       Executive Vice President, Assistant
7337 E. Doubletree Ranch Rd.  Chief Financial Officer                                   Secretary and Principal Financial
Scottsdale, Arizona 85258                                                               Officer, March 2002 - Present (For the
Date of Birth:  05/30/1958    Vice President and Assistant   January 2003 - March 2003  ING Funds), Senior Vice President and
                              Secretary                                                 Principal Financial Officer, June 1998 -
                                                                                        March 2002 (For the Pilgrim Funds), Chief
                                                                                        Financial Officer, December 2002 -
                                                                                        Present (For the IPI Funds), Executive
                                                                                        Vice President, Chief Financial Officer
                                                                                        and Treasurer, ING Funds Services, LLC,
                                                                                        ING Funds Distributor, LLC, ING Advisors,
                                                                                        Inc., ING Investments, LLC, Inc.,
                                                                                        Lexington Funds Distributor, Inc.,
                                                                                        Express America T.C., Inc. and EAMC
                                                                                        Liquidation Corp. (December 2001 -
                                                                                        Present). Formerly, Executive Vice
                                                                                        President, Chief Financial Officer and
                                                                                        Treasurer ING Quantitative Management
                                                                                        (December 2001 - September 2002), Senior
                                                                                        Vice President, ING Funds Services, LLC,
                                                                                        ING Investments, LLC and ING Funds
                                                                                        Distributor, LLC (June 1998 - December
                                                                                        2001) and Chief Financial Officer of
                                                                                        Endeavor Group (April 1997 - June 1998).

                                                             TERM OF OFFICE AND         PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE         POSITIONS HELD WITH THE TRUST  LENGTH OF TIME SERVED (1)  DURING THE LAST FIVE YEARS (2)
----------------------------  -----------------------------  -------------------------  -----------------------------------------
MARY BEA WILKINSON            Vice President                 March 2003 - Present       Senior Vice President, ING Outside Funds
1475 Dunwoody Drive West                                                                Group (2000-present); Senior Vice
Chester, PA  19380            President                      February 2002 - March      President and Chief Financial Officer,
Date of Birth:  9/18/1956                                    2003                       First Golden American Life Insurance
                                                                                        Company of New York (1997-present);
                                                                                        President, Directed Services, Inc.
                                                                                        (1993-1997)

ROBERT S. NAKA                Senior Vice President and      January 2003 - Present     Senior Vice President and Assistant,
7337 E. Doubletree Ranch Rd.  Assistant Secretary                                       March 2002 - Present (For the ING Funds),
Scottsdale, Arizona 85258                                                               Senior Vice President and Assistant
Date of Birth:  06/17/1963                                                              Secretary, November 1999 - March 2002
                                                                                        (For the Pilgrim Funds), Assistant
                                                                                        Secretary, July 1996 - November 1999 (For
                                                                                        the Pilgrim Funds), Secretary Senior Vice
                                                                                        President and Assistant Secretary, ING
                                                                                        Funds Services, LLC, ING Funds
                                                                                        Distributor, LLC, ING Advisors, Inc., ING
                                                                                        Capital Corporation, LLC, ING
                                                                                        Investments, LLC (October 2001 - Present)
                                                                                        and Lexington Funds Distributor, Inc.
                                                                                        (December 2001 - Present). Formerly,
                                                                                        Senior Vice President and Assistant
                                                                                        Secretary, ING Quantitative Management,
                                                                                        Inc. (October 2001 - September 2002),
                                                                                        Vice President, ING Investments, LLC
                                                                                        (April 1997 - October 1999), ING Funds
                                                                                        Services, LLC (February 1997 - August
                                                                                        1999) and Assistant Vice President, ING
                                                                                        Funds Services, LLC (August 1995 -
                                                                                        February 1997).

KIMBERLY A. ANDERSON          Senior Vice President          November 2003 - Present    Senior Vice President, November 2003 -
7337 E. Doubletree Ranch Rd.                                                            Present (For the ING Funds) Senior Vice
Scottsdale, Arizona 85258     Vice President and Secretary   January 2003 - November    President, ING Funds Services, LLC, ING
Date of Birth:  07/25/1964                                   2003                       Funds Distributor, LLC, ING Capital
                                                                                        Corp., ING Investments, LLC, and ING
                                                                                        Pilgrim Funding Inc. (September 2003 -
                                                                                        Present); Vice President and Secretary,
                                                                                        March 2002 -November 2003 (For the ING
                                                                                        Funds), February 2001 - March 2002 (For
                                                                                        the Pilgrim Funds), ING Funds Services,
                                                                                        LLC, ING Funds Distributor, LLC, ING
                                                                                        Advisors, Inc., ING Investments, LLC
                                                                                        (October 2001 - August 2003) and
                                                                                        Lexington Funds Distributor, Inc.
                                                                                        (December 2001 - Present). Formerly, Vice
                                                                                        President, ING Quantitative Management,
                                                                                        Inc. (October 2001 - September 2002);
                                                                                        Assistant Vice President, ING Funds
                                                                                        Services, LLC (November 1999 - January
                                                                                        2001) and has held various other
                                                                                        positions with ING Funds Services, LLC
                                                                                        for more than the last five years.

ROBYN L. ICHILOV              Vice President                 January 2003 - Present     Vice President and Treasurer, March 2002
7337 E. Doubletree Ranch Rd.                                                            - Present (For the ING Funds), May 1998 -
Scottsdale, Arizona 85258     Treasurer                      February 2003 - Present    March 2002 (For the Pilgrim Funds), Vice
Date of Birth:  09/25/1967                                                              President, November 1997 - May 1998 (For
                                                                                        the Pilgrim Funds), Vice President, ING
                                                                                        Funds Services, LLC (October 2001 -
                                                                                        Present) and ING Investments, LLC (August
                                                                                        1997 - Present); Accounting Manager, ING
                                                                                        Investments, LLC (November 1995 -
                                                                                        Present).

LAUREN D. BENSINGER           Vice President                 February 2003 - Present    Vice President and Chief Compliance
7337 E. Doubletree Ranch Rd.                                                            Officer, ING Funds Distributor, LLC
Scottsdale, Arizona 85258                                                               (July, 1995 to Present); Vice President
                                                                                        (February, 1996 to Present) and Chief
                                                                                        Compliance Officer (October, 2001 to
                                                                                        Present) ING

                                                             TERM OF OFFICE AND         PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE         POSITIONS HELD WITH THE TRUST  LENGTH OF TIME SERVED (1)  DURING THE LAST FIVE YEARS (2)
----------------------------  -----------------------------  -------------------------  -----------------------------------------
Date of Birth:  02/06/1954                                                              Investments, LLC; Vice President and
                                                                                        Chief Compliance Officer, ING Advisors,
                                                                                        Inc. (July 2000 to Present); Formerly,
                                                                                        Vice President and Chief Compliance
                                                                                        Officer ING Quantitative Management, Inc.
                                                                                        (July 2000 to September 2002) and Vice
                                                                                        President, ING Fund Services, LLC (July
                                                                                        1995 to Present).

J. DAVID GREENWALD            Vice President                 August 2003 - Present      Vice President of Mutual Fund Compliance
7337 E. Doubletree Ranch Rd.                                                            of ING Fund Services, LLC ( May 2003 -
Scottsdale, AZ 85258                                                                    Present). Formerly Assistant Treasure and
Date of Birth:  09/24/1957                                                              Director of Mutual Fund Compliance and
                                                                                        Operations of American Skandia, A
                                                                                        Prudential Financial Company (October
                                                                                        1996 - May 2003).

HUEY P. FALGOUT               Secretary                      August 2003 - Present      Counsel, ING U.S. Financial Services
7337 E. Doubletree Ranch Rd.                                                            (November 2002 - Present). Formerly
Scottsdale, Arizona 85258                                                               Associate General Counsel of AIG American
Date of Birth:  11/15/1963                                                              General (January 1999 - November 2002)
                                                                                        and Associate General Counsel of Van
                                                                                        Kampen, Inc. (April 1992 - January 1999).

THERESA K. KELETY             Assistant Secretary            August 2003 - Present      Counsel, ING U.S. Financial Services
7337 E. Doubletree Ranch Rd.                                                            (April 2003 - Present). Formerly, Senior
Scottsdale, Arizona 85258                                                               Associate with Shearman & Sterling
Date of Birth:  02/28/1963                                                              (February 2000 - April 2003); Associate
                                                                                        with Sutherland Asbill & Brennan (1996 -
                                                                                        February 2000); Morrison & Foerster
                                                                                        (1994-1996)

SUSAN P. KINENS               Assistant Vice President and   January 2003 - Present     Assistant Vice President and Assistant
7337 E. Doubletree Ranch Rd.  Assistant Secretary                                       Secretary, ING Funds Services, LLC
Scottsdale, Arizona 85258                                                               (December 2002 - Present); and has held
Date of Birth:  12/31/1976                                                              various other positions with ING Funds
                                                                                        Services, LLC for the last five years.

TODD MODIC                    Vice President                 August 2003 - Present      Director of Financial Reporting, ING
7337 E. Doubletree Ranch Rd.                                                            Investments, LLC (March 2001 - Present).
Scottsdale, Arizona 85258     Assistant Vice President       January 2003 - August      Formerly, Director of Financial
Date of Birth:  11/03/1967                                   2003                       Reporting, Axient Communications, Inc.
                                                                                        (May 2000 - January 2001) and Director of
                                                                                        Finance, Rural/Metro Corporation (March
                                                                                        1995 - May 2000).

MARIA M. ANDERSON             Assistant Vice President       January 2003 - Present     Assistant Vice President, ING Funds
7337 E. Doubletree Ranch Rd.                                                            Services, LLC (October 2001 - Present).
Scottsdale, Arizona 85258                                                               Formerly, Manager of Fund Accounting and
Date of Birth:  05/29/1958                                                              Fund Compliance, ING Investments, LLC
                                                                                        (September 1999 - November 2001); Section
                                                                                        Manager of Fund Accounting, Stein Roe
                                                                                        Mutual Funds (July 1998 - August 1999);
                                                                                        and Financial Reporting Analyst, Stein
                                                                                        Roe Mutual Funds (August 1997 - July
                                                                                        1998).



     (1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

     (2) The following documents the evolution of the name of each ING corporate entity referenced in the above biographies:

ING Investments, LLC (March 2002 - name changed from ING Pilgrim Investments,
     LLC)
     ING Mutual Funds Management Co., LLC (April 2001 - merged into ING Pilgrim Investments, LLC)
     ING Pilgrim Investments, Inc. (February 2001 - merged into ING Pilgrim Investments, LLC)
     ING Pilgrim Investments, LLC (February 2001 - formed)
     ING Pilgrim Investments, Inc. (September 2000 - name changed from Pilgrim Investments, Inc.)
     Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim Investments,
Inc.)
     Pilgrim Investments, Inc. (October 1998 - name changed from Pilgrim America Investments, Inc.)
     Pilgrim America Investments, Inc. (April 1995 - name changed from Newco Advisory Corporation)

ING Funds Services, LLC (March 2002 - name changed from ING Pilgrim Group, LLC)
     ING Pilgrim Group, Inc. (February 2001 - merged into Pilgrim Group LLC) ING Pilgrim Group, LLC (February 2001 - formed)
     ING Pilgrim Group, Inc. (September 2000 - name changed from Pilgrim Group, Inc.)
     Lexington Global Asset Managers, Inc. (July 2000 - merged into Pilgrim Group, Inc.)
     Northstar Administrators, Inc. (November 1999 - merged into Pilgrim Group, Inc.)
     Pilgrim Group, Inc. (October 1998 - name changed from Pilgrim American Group, Inc.)
     Pilgrim America Group, Inc. (April 1995 - name changed from Newco Holdings Management Corporation)
     Newco Holdings Management Corporation (December 1994 - incorporated)

     Newco Advisory Corporation (December 1994 - incorporated)
     **Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar Investment Management Corporation)
ING Funds Distributor, LLC.  (October 2002)
     ING Funds Distributor, Inc. (October 2002 - merged into ING Funds Distributor, LLC)
     ING Funds Distributor, LLC (October 2002 - formed)
     ING Pilgrim Securities, Inc. (September 2000 - name changed from Pilgrim Securities, Inc.)
     Northstar Distributors Inc. (November 1999 - merged into Pilgrim Securities, Inc.)
     Pilgrim Securities, Inc. (October 1998 - name changed from Pilgrim America Securities, Inc.)
     Pilgrim America Securities, Inc. (April 1995 - name changed from Newco Distributors Corporation)
     Newco Distributors Corporation (December 1994 -incorporated)

ING Advisors, Inc. (March 2002 - name changed from ING Pilgrim Advisors, Inc.)
     ING Pilgrim Advisors, Inc. (March 2001 - name changed from ING Lexington Management Corporation)
     ING Lexington Management Corporation (October 2000 - name changed from Lexington Management Corporation)
Lexington Management Corporation (December 1996 - incorporated)

ING Capital Corporation, LLC (March 2002 - name changed from ING Pilgrim Capital
     Corporation, LLC)
     ING Pilgrim Capital Corporation (February 2001 - merged into ING Pilgrim Capital Corporation, LLC)
     ING Pilgrim Capital Corporation, LLC (February 2001 - formed)
     ING Pilgrim Capital Corporation (September 2000 - name changed from Pilgrim Capital Corporation)
     Pilgrim Capital Corporation (February 2000 - name changed from Pilgrim Holdings Corporation)
     Pilgrim Holdings Corporation (October 1999 - name changed from Northstar Holdings, Inc.)
     Northstar Holdings, Inc. (October 1999 - merged into Pilgrim Capital Corporation)
     Pilgrim Capital Corporation (June 1999 - name changed from Pilgrim America Capital Corporation)
     Pilgrim Capital Corporation (June 1999 - merged into Pilgrim America Capital Corporation)
     Pilgrim America Capital Corporation (April 1997 - incorporated)

ING Quantitative Management, Inc. (September 2002 - Dissolved)
  ING Quantitative Management, Inc. (March 2002 - name changed from ING Pilgrim
     Quantitative Management, Inc.)
     ING Pilgrim Quantitative Management, Inc. (March 2001 - name changed from Market Systems Research Advisors)
     Market Systems Research Advisors, Inc. (November 1986 - incorporated)

                             SHARE OWNERSHIP POLICY

      In order to further align the interests of the Independent Trustees with shareholders, it is the policy to own beneficially, shares of one or more funds managed by ING entities at all times. For this purpose, beneficial ownership of Portfolio shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Portfolio.

      Under this Policy, the initial value of investments in ING Investors Trust that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Portfolio's investments will not cause a Trustee to have to make any additional investments under this Policy.

                 TRUSTEES' PORTFOLIO EQUITY OWNERSHIP POSITIONS


Each of the current Trustees' ownership interest in the Trust, as of March 31, 2004, is set forth below:



                                                                      AGGREGATE DOLLAR RANGE OF EQUITY
                                                                      SECURITIES IN ALL REGISTERED
                                                                      INVESTMENT COMPANIES OVERSEEN BY
                          DOLLAR RANGE OF                             TRUSTEE IN FAMILY OF INVESTMENT
  NAME OF TRUSTEE         EQUITY SECURITIES IN TRUST                  COMPANIES
-----------------------   -----------------------------------------   --------------------------------
  Paul S. Doherty*        ___                                         ___

  J. Michael Earley       Marsico Growth-- ___                        ___
                          MFS Mid Cap Growth -- ___
                          Capital Guardian Small Cap
                                -- $---

  R. Barbara Gitenstein   Janus Special Equity Portfolio -- ___       ___

  Walter H. May*          ___                                         ___

  Thomas J. McInerney*    ___                                         ___

  Jock Patton*            ___                                         ___

  David W.C. Putnam*      ___                                         ___

  Blaine E. Rieke*        ___                                         ___

  John G. Turner*         ___                                         ___

  Roger B. Vincent        T. Rowe Price Capital Appreciation -- ___   ___
                          Liquid Assets -- ___
                          Van Kampen Growth and Income
                                -- ---
                          Capital Guardian Small Cap
                                -- ---

  Richard A. Wedemeyer*   ___                                         ___



*    Appointed as Trustee on February 1, 2002.



BOARD COMMITTEES

     VALUATION AND PROXY VOTING COMMITTEE. As of July 10, 2003, the name of the committee changed from the Valuation Committee to the Valuation and Proxy Voting Committee. The Committee's function is to review the determination of the value of securities held by the Portfolios for which market quotations are not available and, beginning in July 2003, oversee management's administration of proxy voting. The Valuation and Proxy Voting Committee currently consists of five (5) Independent Trustees: Jock Patton, Walter H. May, Paul Doherty,

Richard A Wedemeyer, and R. Barbara Gitenstein. Mr. Patton serves as Chairman of the Committee. During the fiscal year ended December 31, 2003, the Valuation Committee held four (4) meetings.

     EXECUTIVE COMMITTEE. The Board has established an Executive Committee whose function is to act for the full Board if necessary in the event that Board action is needed between regularly scheduled Board meetings. The Executive Committee currently consists of two (2) Independent Trustees and two (2) Trustees who are "interested persons," as defined in the 1940 Act: John G. Turner, Walter H. May, Thomas J. McInerney and Jock Patton. Mr. Turner serves as Chairman of the Committee. During the fiscal year ended December 31, 2003, the Executive Committee held two (2) meetings.

     NOMINATING COMMITTEE. The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Nominating Committee consists of Walter H. May, Paul S. Doherty, R. Barbara Gitenstein and Richard A. Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. During the fiscal year ended December 31, 2003, the Nominating Committee held zero (0) meetings.

     AUDIT COMMITTEE. The Board has established an Audit Committee, composed entirely of Independent Trustees. The Audit Committee consists of Blaine E. Rieke, David W.C. Putnum, J. Michael Earley, and Roger B. Vincent. Mr. Earley serves as Chairman of the Committee. The Audit Committee reviews the financial reporting process, the Trust's systems of internal control, the audit process, and the Trust's processes for monitoring compliance with investment restrictions and applicable laws. The Audit Committee recommends to the Board the appointment of auditors for the Trust. In such capacity, it reviews audit plans, fees and other material arrangements with respect to the engagement of auditors, including non-audit services to be performed. It also reviews the qualifications of key personnel involved in the foregoing activities. During the fiscal year ended December 31, 2003, the Audit Committee held four (4) meetings.

     INVESTMENT REVIEW COMMITTEES. On February 25, 2003, the Board established two (2) Investment Review Committees: the Domestic Equity and the International Equity and Fixed Income Funds Investment Review Committees. The purpose of these committees is to provide a committee structure that can effectively provide oversight of investment activities of the mutual fund portfolios. The Domestic Equity Investment Review Committee consists of J. Michael Earley, David W.C. Putnam, Blaine E. Rieke, John G. Turner, and Roger B. Vincent. The International Equity and Fixed Income Funds Investment Review Committee consists of five (5) Independent Trustees and one (1) Trustee who is an "interested person" as defined in the 1940 Act: Paul S. Doherty, R. Barbara Gitenstein, Walter May, Thomas J. McInerney, Jock Patton, and Richard A. Wedemeyer. Mr. Wedemeyer serves as Chairman of the Committee. During the fiscal year ended December 31, 2003, each Investment Review Committee (Domestic Equity and International Equity and Fixed Income Funds Committees held four (4) meetings.

     COMPLIANCE AND COORDINATION COMMITTEE. The Board has established a Qualified Legal Compliance Committee that will receive, retain, consider and act upon reports of evidence of possible material violations of applicable United States federal and state securities laws, breaches of fiduciary duty arising under United States federal or state law and similar violations of any United States federal or state law. The Committee currently consists of five Independent Trustees: Jock Patton, Walter May, J. Michael Earley, John G. Turner, and Richard A. Wedemeyer. The Compliance and Coordination Committee meets only as needed and therefore did not hold any meetings during the fiscal year ended December 31, 2003.

FREQUENCY OF BOARD MEETINGS


     The Board currently conducts regular meetings four (4) times a year. The Audit and Valuation and Proxy Voting Committees also meet regularly four (4) times per year, respectively, and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.


COMPENSATION OF TRUSTEES

     Each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any committee attended. Each Independent Trustee is compensated for his or her services according to a fee schedule and receives a fee that consists of an annual retainer component and a meeting fee component.


     Prior to February 26, 2002, each Independent Trustee, and any Interested Trustee that is not an interested person of ING or DSI, received (i) an annual retainer of $20,000, payable in equal quarterly installments; (ii) $5,000 per meeting for each Board meeting attended in person; (iii) $1,000 for attendance in person at any committee meeting not held in conjunction with a regular Board Meeting or for any specially called telephonic meeting; (iv) $5,000 per annum for serving as a committee chairperson, paid in equal quarterly installments;
(v) $1,250 per meeting for attendance at a regular Board meeting by telephone;
(vi) $250 per meeting for attendance of a committee meeting not held in conjunction with a regular Board meeting by telephone; and (vii) reimbursement for out-of-pocket expenses. In addition, the Lead Trustee received an additional 50% of the regular retainer of $20,000 plus 50% of the full quarterly meeting fee of $20,000 plus 50% of $1,000 for attendance in person at any committee meeting not held in conjunction with a regular Board meeting or for any specially called telephonic meeting. The pro rata share paid by each Portfolio was based on the Portfolio's average net assets as a percentage of the average net assets of all the Portfolios for which the Trustees serve in common as trustees as of the date the payment is due. None of the Trustees of the Trust was entitled to receive pension or retirement benefits during the year ended December 31, 2003.

     Prior to January 1, 2003, each Portfolio of the Trust paid each Independent Trustee a pro rata share, as described below, of: (i) an annual retainer of $35,000 (Messrs. Patton and May, as lead directors, receive an annual retainer of $45,000); (ii) $5,500 for each in person meeting of the Board; (iii) $1,000 per attendance of any Committee meeting; (iv) $1,000 for attendance at any Special meeting; and (v) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio's average net assets as a percentage of the average net assets of all the funds managed by DSI or its affiliate, ING Investments LLC, for which the Trustees serve in common as Directors/Trustees.

     Effective January 1, 2003, each Portfolio of the Trust pays each Independent Trustee a pro rata share, as described below, of: (i) an annual retainer of $40,000 per year (Messrs. May and Patton, as lead Trustees, receive an annual retainer of $55,000); (ii) $7,000 for each in-person meeting of the Board; (iii) $2,000 per attendance of a telephonic Board meeting; (iv) $2,000 per attendance of a committee meeting; (v) extra pay of $1,000 per meeting paid to committee chairmen; (vii) an extra retainer of $15,000 per year for lead directors; and (viii) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio's average net assets of all the funds managed by DSI or its affiliate, ING Investments LLC, for which the Trustees serve in common as Directors/Trustees.

     The following table sets forth information regarding compensation of Trustees by the Trust and other funds managed by DSI and its affiliates for the fiscal year ended December 31, 2003. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by DSI or its affiliates.

                                   AGGREGATE
                                  COMPENSATION                        AGGREGATE                        AGGREGATE
                                      FROM           AGGREGATE      COMPENSATION       AGGREGATE      COMPENSATION
                                     SALOMON       COMPENSATION     FROM CAPITAL     COMPENSATION        FROM
            NAME OF               BROTHERS ALL       FROM UBS         GUARDIAN        FROM PIMCO       DEVELOPING
       PERSON, POSITION               CAP         U.S. BALANCED       SMALL CAP        CORE BOND         WORLD
-------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER
TRUSTEE(4),(5)                        ----             ----             ----             ----             ----

THOMAS J. MCINERNEY
TRUSTEE(4),(5)                        ----             ----             ----             ----             ----

R. GLENN HILLIARD,
TRUSTEE(4),(5),(6)                    ----             ----             ----             ----             ----

J. MICHAEL EARLEY,
TRUSTEE                               $___             $___             $___             $___             $___

R. BARBARA GITENSTEIN,
TRUSTEE                               $___             $___             $___             $___             $___

ROGER B. VINCENT,
TRUSTEE(9)                            $___             $___             $___             $___             $___

PAUL S. DOHERTY,
TRUSTEE(4)                            $___             $___             $___             $___             $___

WALTER H. MAY
TRUSTEE(4)                            $___             $___             $___             $___             $___

BLAINE E. RIEKE
TRUSTEE(4),(8)                        $___             $___             $___             $___             $___

RICHARD A. WEDEMEYER,
TRUSTEE(4)                            $___             $___             $___             $___             $___

JOCK PATTON, TRUSTEE(4)               $___             $___             $___             $___             $___

DAVID W.C. PUTNAM,
TRUSTEE(4)                            $___             $___             $___             $___             $___

ROBERT A. GRAYSON
TRUSTEE(7)                            ----             ----             ----             ----             ----

STANLEY B. SEIDLER
TRUSTEE(7)                            ----             ----             ----             ----             ----

ELIZABETH J. NEWELL
TRUSTEE(7)                            ----             ----             ----             ----             ----

JOHN R. BARMEYER
TRUSTEE(7)                            ----             ----             ----             ----             ----

ROBERT C. SALIPANTE
TRUSTEE(5),(7),(10)                   ----             ----             ----             ----             ----

                                                    AGGREGATE        AGGREGATE        AGGREGATE
                                   AGGREGATE       COMPENSATION     COMPENSATION     COMPENSATION      AGGREGATE
                                  COMPENSATION       FROM VAN          FROM T.          FROM          COMPENSATION
                                  FROM FMR(SM)       KAMPEN          ROWE PRICE       JENNISON           FROM
            NAME OF               DIVERSIFIED        EQUITY            EQUITY           EQUITY          MERCURY
       PERSON, POSITION             MID-CAP          GROWTH            INCOME        OPPORTUNITIES    FOCUS VALUE
-------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER
TRUSTEE(4),(5)                        ----             ----             ----             ----             ----

THOMAS J. MCINERNEY
TRUSTEE(4),(5)                        ----             ----             ----             ----             ----

R. GLENN HILLIARD,
TRUSTEE(4),(5),(6)                    ----             ----             ----             ----             ----

J. MICHAEL EARLEY,
TRUSTEE                               $___             $___             $___             $___             $___

R. BARBARA GITENSTEIN,
TRUSTEE                               $___             $___             $___             $___             $___

ROGER B. VINCENT,
TRUSTEE(9)                            $___             $___             $___             $___             $___

PAUL S. DOHERTY,
TRUSTEE(4)                            $___             $___             $___             $___             $___

WALTER H. MAY
TRUSTEE(4)                            $___             $___             $___             $___             $___

BLAINE E. RIEKE
TRUSTEE(4),(8)                        $___             $___             $___             $___             $___

RICHARD A. WEDEMEYER,
TRUSTEE(4)                            $___             $___             $___             $___             $___

JOCK PATTON, TRUSTEE(4)               $___             $___             $___             $___             $___

DAVID W.C. PUTNAM,
TRUSTEE(4)                            $___             $___             $___             $___             $___

ROBERT A. GRAYSON
TRUSTEE(7)                            ----             ----             ----             ----             ----

STANLEY B. SEIDLER
TRUSTEE(7)                            ----             ----             ----             ----             ----

ELIZABETH J. NEWELL
TRUSTEE(7)                            ----             ----             ----             ----             ----

JOHN R. BARMEYER
TRUSTEE(7)                            ----             ----             ----             ----             ----

ROBERT C. SALIPANTE
TRUSTEE(5),(7),(10)                   ----             ----             ----             ----             ----



                                                    AGGREGATE        AGGREGATE        AGGREGATE
                                   AGGREGATE       COMPENSATION     COMPENSATION     COMPENSATION      AGGREGATE
                                  COMPENSATION        FROM             FROM            FROM VAN       COMPENSATION
                                  FROM T. ROWE       MERCURY         JPMORGAN           KAMPEN           FROM
            NAME OF               PRICE CAPITAL    FUNDAMENTAL       SMALL CAP          GLOBAL          MARSICO
       PERSON, POSITION           APPRECIATION       GROWTH            EQUITY         FRANCHISE         GROWTH
-------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER
TRUSTEE(4),(5)                        ----             ----             ----             ----             ----


                                                                         AGGREGATE                      AGGREGATE
                                   AGGREGATE                            COMPENSATION                   COMPENSATION
                                  COMPENSATION      AGGREGATE              FROM          AGGREGATE        FROM
                                   FROM MFS        COMPENSATION         JULIUS BAER     COMPENSATION     SALOMON
            NAME OF                 MID CAP           FROM                FOREIGN          FROM          BROTHERS
       PERSON, POSITION             GROWTH         HARD ASSETS         PORTFOLIO(12)     INT'L EQUITY    INVESTORS
----------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER
TRUSTEE(4),(5)                        ----             ----                                 ----            ----

                                                    AGGREGATE        AGGREGATE        AGGREGATE
                                   AGGREGATE       COMPENSATION     COMPENSATION     COMPENSATION      AGGREGATE
                                  COMPENSATION        FROM             FROM            FROM VAN       COMPENSATION
                                  FROM T. ROWE       MERCURY          JPMORGAN          KAMPEN           FROM
            NAME OF               PRICE CAPITAL    FUNDAMENTAL       SMALL CAP          GLOBAL          MARSICO
       PERSON, POSITION           APPRECIATION       GROWTH            EQUITY         FRANCHISE         GROWTH
-------------------------------------------------------------------------------------------------------------------
THOMAS J. MCINERNEY
TRUSTEE(4),(5)                         ----             ----             ----             ----             ----

R. GLENN HILLIARD
TRUSTEE(4),(5),(6)                     ----             ----             ----             ----             ----

J. MICHAEL EARLEY TRUSTEE              $___             $___             $___             $___             $___

R. BARBARA GITENSTEIN
TRUSTEE                                $___             $___             $___             $___             $___

ROGER B. VINCENT
TRUSTEE(9)                             $___             $___             $___             $___             $___

PAUL S. DOHERTY TRUSTEE(4)             $___             $___             $___             $___             $___

WALTER H. MAY TRUSTEE(4)               $___             $___             $___             $___             $___

BLAINE E. RIEKE
TRUSTEE(4),(8)                         $___             $___             $___             $___             $___

RICHARD A. WEDEMEYER
TRUSTEE(4)                             $___             $___             $___             $___             $___

JOCK PATTON  TRUSTEE(4)                $___             $___             $___             $___             $___

DAVID W.C. PUTNAM
TRUSTEE(4)                             $___             $___             $___             $___             $___

ROBERT A. GRAYSON
TRUSTEE(7)                             $___             $___             $___             $___             $___

STANLEY B. SEIDLER
TRUSTEE(6)                             ----             ----             ----             ----             ----

ELIZABETH J. NEWELL
TRUSTEE(7)                             ----             ----             ----             ----             ----

JOHN R. BARMEYER
TRUSTEE(7)                             ----             ----             ----             ----             ----

ROBERT C. SALIPANTE
TRUSTEE(5),(7),(10)                    ----             ----             ----             ----             ----


                                                                       AGGREGATE                      AGGREGATE
                                   AGGREGATE                          COMPENSATION                   COMPENSATION
                                  COMPENSATION      AGGREGATE            FROM          AGGREGATE        FROM
                                   FROM MFS        COMPENSATION       JULIUS BAER     COMPENSATION     SALOMON
            NAME OF                 MID CAP           FROM              FOREIGN          FROM          BROTHERS
       PERSON, POSITION             GROWTH         HARD ASSETS       PORTFOLIO(12)     INT'L EQUITY    INVESTORS
--------------------------------------------------------------------------------------------------------------------
THOMAS J. MCINERNEY
TRUSTEE(4),(5)                         ----             ----              ----             ----             ----

R. GLENN HILLIARD
TRUSTEE(4),(5),(6)                     ----             ----              ----             ----             ----

J. MICHAEL EARLEY  TRUSTEE             $___             $___              $___             $___             $___

R. BARBARA GITENSTEIN
TRUSTEE                                $___             $___              $___             $___             $___

ROGER B. VINCENT
TRUSTEE(9)                             $___             $___              $___             $___             $___

PAUL S. DOHERTY TRUSTEE(4)             $___             $___              $___             $___             $___

WALTER H. MAY TRUSTEE(4)               $___             $___              $___             $___             $___

BLAINE E. RIEKE
TRUSTEE(4),(8)                         $___             $___              $___             $___             $___

RICHARD A. WEDEMEYER
TRUSTEE(4)                             $___             $___              $___             $___             $___

JOCK PATTON  TRUSTEE(4)                $___             $___              $___             $___             $___

DAVID W.C. PUTNAM
TRUSTEE(4)                             $___             $___              $___             $___             $___

ROBERT A. GRAYSON
TRUSTEE(7)                             $___             $___              $___             $___             $___

STANLEY B. SEIDLER
TRUSTEE(6)                             ----             ----              ----             ----             ----

ELIZABETH J. NEWELL
TRUSTEE(7)                             ----             ----              ----             ----             ----

JOHN R. BARMEYER
TRUSTEE(7)                             ----             ----              ----             ----             ----

ROBERT C. SALIPANTE
TRUSTEE(5),(7),(10)                    ----             ----              ----             ----             ----



                                                                                                         AGGREGATE
                                                      AGGREGATE        AGGREGATE                        COMPENSATION
                                     AGGREGATE       COMPENSATION     COMPENSATION      AGGREGATE          FROM
                                    COMPENSATION     FROM CAPITAL         FROM         COMPENSATION       CAPITAL
                                       FROM            GUARDIAN          LIMITED          FROM            GUARDIAN
            NAME OF                  LEGG MASON       LARGE CAP         MATURITY         LIQUID           MANAGED
       PERSON, POSITION               VALUE(13)         VALUE             BOND           ASSETS           GLOBAL
---------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER
TRUSTEE(4),(5)                         ----             ----             ----             ----             ----

THOMAS J. MCINERNEY
TRUSTEE(4),(5)                         ----             ----             ----             ----             ----

                                      AGGREGATE       AGGREGATE        AGGREGATE        AGGREGATE
                                    COMPENSATION     COMPENSATION     COMPENSATION     COMPENSATION
                                       FROM             FROM              FROM            FROM
            NAME OF                  VAN KAMPEN         MFS           JANUS SPECIAL    AIM MID CAP
       PERSON, POSITION             REAL ESTATE       RESEARCH           EQUITY           GROWTH
----------------------------------------------------------------------------------------------------
JOHN G. TURNER
TRUSTEE(4),(5)                         ----             ----             ----             ----

THOMAS J. MCINERNEY
TRUSTEE(4),(5)                         ----             ----             ----             ----

                                                                                                         AGGREGATE
                                                      AGGREGATE        AGGREGATE                        COMPENSATION
                                     AGGREGATE       COMPENSATION     COMPENSATION      AGGREGATE          FROM
                                    COMPENSATION     FROM CAPITAL         FROM         COMPENSATION       CAPITAL
                                       FROM            GUARDIAN          LIMITED          FROM            GUARDIAN
            NAME OF                  LEGG MASON       LARGE CAP         MATURITY         LIQUID           MANAGED
       PERSON, POSITION               VALUE(13)         VALUE             BOND           ASSETS           GLOBAL
---------------------------------------------------------------------------------------------------------------------
R. GLENN HILLIARD
TRUSTEE(4),(5),(6)                     ----             ----             ----             ----             ----

J. MICHAEL EARLEY
TRUSTEE                                $___             $___             $___             $___             $___

R. BARBARA GITENSTEIN
TRUSTEE                                $___             $___             $___             $___             $___

ROGER B. VINCENT
TRUSTEE(9)                             $___             $___             $___             $___             $___

PAUL S. DOHERTY
TRUSTEE(4)                             $___             $___             $___             $___             $___

WALTER H. MAY
TRUSTEE(4)                             $___             $___             $___             $___             $___

BLAINE E. RIEKE
TRUSTEE(4),(8)                         $___             $___             $___             $___             $___

RICHARD A. WEDEMEYER
TRUSTEE(4)                             $___             $___             $___             $___             $___

JOCK PATTON TRUSTEE(4)                 $___             $___             $___             $___             $___

DAVID W.C. PUTNAM
TRUSTEE(4)                             $___             $___             $___             $___             $___

ROBERT A. GRAYSON
TRUSTEE(7)                             ----             ----             ----             ----             ----

STANLEY B. SEIDLER
TRUSTEE(7)                             ----             ----             ----             ----             ----

ELIZABETH J. NEWELL
TRUSTEE(7)                             ----             ----             ----             ----             ----

JOHN R. BARMEYER
TRUSTEE(7)                             ----             ----             ----             ----             ----

ROBERT C. SALIPANTE
TRUSTEE(5),(7),(10)                    ----             ----             ----             ----             ----

                                      AGGREGATE       AGGREGATE        AGGREGATE        AGGREGATE
                                    COMPENSATION     COMPENSATION     COMPENSATION     COMPENSATION
                                       FROM             FROM              FROM            FROM
            NAME OF                  VAN KAMPEN         MFS           JANUS SPECIAL    AIM MID CAP
       PERSON, POSITION             REAL ESTATE       RESEARCH           EQUITY           GROWTH
----------------------------------------------------------------------------------------------------
R. GLENN HILLIARD
TRUSTEE(4),(5),(6)                     ----             ----             ----             ----

J. MICHAEL EARLEY
TRUSTEE                                $___             $___             $___             $___

R. BARBARA GITENSTEIN
TRUSTEE                                $___             $___             $___             $___

ROGER B. VINCENT
TRUSTEE(9)                             $___             $___             $___             $___

PAUL S. DOHERTY
TRUSTEE(4)                             $___             $___             $___             $___

WALTER H. MAY
TRUSTEE(4)                             $___             $___             $___             $___

BLAINE E. RIEKE
TRUSTEE(4),(8)                         $___             $___             $___             $___

RICHARD A. WEDEMEYER
TRUSTEE(4)                             $___             $___             $___             $___

JOCK PATTON  TRUSTEE(4)                $___             $___             $___             $___

DAVID W.C. PUTNAM
TRUSTEE(4)                             $___             $___             $___             $___

ROBERT A. GRAYSON
TRUSTEE(7)                             ----             ----             ----             ----

STANLEY B. SEIDLER
TRUSTEE(7)                             ----             ----             ----             ----

ELIZABETH J. NEWELL
TRUSTEE(7)                             ----             ----             ----             ----

JOHN R. BARMEYER
TRUSTEE(7)                             ----             ----             ----             ----

ROBERT C. SALIPANTE
TRUSTEE(5),(7),(10)                    ----             ----             ----             ----



                                                                                                       AGGREGATE
                                                                     AGGREGATE                        COMPENSATION
                                   AGGREGATE        AGGREGATE       COMPENSATION      AGGREGATE           FROM
                                  COMPENSATION     COMPENSATION       FROM VAN       COMPENSATION        GOLDMAN
                                     FROM           FROM EAGLE         KAMPEN           FROM             SACHS
           NAME OF                 MFS TOTAL       ASSET CAPITAL     GROWTH AND      ALLIANCE MID       INTERNET
       PERSON, POSITION             RETURN       APPRECIATION(14)      INCOME         CAP GROWTH       TOLLKEEPER
-------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER
TRUSTEE(4),(5)                         ----             ----             ----             ----             ----

THOMAS J. MCINERNEY
TRUSTEE(4),(5)                         ----             ----             ----             ----             ----

R. GLENN HILLIARD
TRUSTEE(4),(5),(6)                     ----             ----             ----             ----             ----

                                                                     PENSION OR                             TOTAL
                                                                     RETIREMENT                         COMPENSATION
                                   AGGREGATE                          BENEFITS        ESTIMATED             FROM
                                  COMPENSATION      AGGREGATE         ACCRUED           ANNUAL           REGISTRANT
                                     FROM          COMPENSATION      AS PART OF       BENEFITS            AND FUND
           NAME OF                   PIMCO             FROM             FUND            UPON            COMPLEX PAID
       PERSON, POSITION          HIGH YIELD(11)   STOCK INDEX(11)     EXPENSES       RETIREMENT(1)   TO TRUSTEES(2),(3)
-----------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER
TRUSTEE(4),(5)                                                           ----             ----              ----

THOMAS J. MCINERNEY
TRUSTEE(4),(5)                                                           ----             ----              ----

R. GLENN HILLIARD
TRUSTEE(4),(5),(6)                                                       ----             ----              ----

                                                                                                       AGGREGATE
                                                    AGGREGATE        AGGREGATE                        COMPENSATION
                                   AGGREGATE       COMPENSATION     COMPENSATION      AGGREGATE          FROM
                                  COMPENSATION        FROM           FROM VAN       COMPENSATION        GOLDMAN
                                     FROM             EAGLE           KAMPEN           FROM              SACHS
            NAME OF                MFS TOTAL       ASSET CAPITAL     GROWTH AND      ALLIANCE MID       INTERNET
       PERSON, POSITION             RETURN       APPRECIATION(14)      INCOME         CAP GROWTH       TOLLKEEPER
-------------------------------------------------------------------------------------------------------------------
J. MICHAEL EARLEY
TRUSTEE                                $___             $___             $___             $___             $___

R. BARBARA GITENSTEIN
TRUSTEE                                $___             $___             $___             $___             $___

ROGER B. VINCENT
TRUSTEE(9)                             $___             $___             $___             $___             $___

PAUL S. DOHERTY
TRUSTEE(4)                             $___             $___             $___             $___             $___

WALTER H. MAY
TRUSTEE(4)                             $___             $___             $___             $___             $___

BLAINE E. RIEKE
TRUSTEE(4),(8)                         $___             $___             $___             $___             $___

RICHARD A. WEDEMEYER
TRUSTEE(4)                             $___             $___             $___             $___             $___

JOCK PATTON TRUSTEE(4)                 $___             $___             $___             $___             $___

DAVID W.C. PUTNAM
TRUSTEE(4)                             $___             $___             $___             $___             $___

ROBERT A. GRAYSON
TRUSTEE(7)                             ----             ----             ----             ----             ----

STANLEY B. SEIDLER
TRUSTEE(7)                             ----             ----             ----             ----             ----

ELIZABETH J. NEWELL
TRUSTEE(7)                             ----             ----             ----             ----             ----

JOHN R. BARMEYER
TRUSTEE(7)                             ----             ----             ----             ----             ----

ROBERT C. SALIPANTE
TRUSTEE(5),(7),(10)                    ----             ----             ----             ----             ----

                                                                     PENSION OR                             TOTAL
                                                                     RETIREMENT                         COMPENSATION
                                   AGGREGATE                          BENEFITS        ESTIMATED             FROM
                                  COMPENSATION      AGGREGATE         ACCRUED           ANNUAL           REGISTRANT
                                     FROM          COMPENSATION      AS PART OF       BENEFITS            AND FUND
            NAME OF                  PIMCO            FROM             FUND            UPON            COMPLEX PAID
       PERSON, POSITION          HIGH YIELD(11)   STOCK INDEX(11)     EXPENSES       RETIREMENT(1)   TO TRUSTEES(2),(3)
-----------------------------------------------------------------------------------------------------------------------
J. MICHAEL EARLEY
TRUSTEE                                $___             $___             $___             $___              $___

R. BARBARA GITENSTEIN
TRUSTEE                                $___             $___             $___             $___              $___

ROGER B. VINCENT
TRUSTEE(9)                             $___             $___             $___             $___              $___

PAUL S. DOHERTY
TRUSTEE(4)                             $___             $___             $___             $___              $___

WALTER H. MAY
TRUSTEE(4)                             $___             $___             $___             $___              $___

BLAINE E. RIEKE
TRUSTEE(4),(8)                         $___             $___             $___             $___              $___

RICHARD A. WEDEMEYER
TRUSTEE(4)                             $___             $___             $___             $___              $___

JOCK PATTON TRUSTEE(4)                 $___             $___             $___             $___              $___

DAVID W.C. PUTNAM
TRUSTEE(4)                             $___             $___             $___             $___              $___

ROBERT A. GRAYSON
TRUSTEE(7)                             ----             ----             ----             ----              ----

STANLEY B. SEIDLER
TRUSTEE(7)                             ----             ----             ----             ----              ----

ELIZABETH J. NEWELL
TRUSTEE(7)                             ----             ----             ----             ----              ----

JOHN R. BARMEYER
TRUSTEE(7)                             ----             ----             ----             ----              ----

ROBERT C. SALIPANTE
TRUSTEE(5),(7),(10)                    ----             ----             ----             ----              ----


(1) The Board has adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the Trust at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.


(2) Represents compensation for ___ funds (total in complex as of December 31, 2003).


(3) Director/Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.


(4)  Appointed as Trustee on February 1, 2002.

(5) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of DSI, the manager and distributor to the Trust. Officers and Trustees who are interested persons of ING or the Manager do not receive any compensation from the Portfolio.

(6)  Resigned as a Trustee effective April 30, 2003.

7    Resigned as a Trustee effective February 26, 2002.


8 Mr. Reike may be deemed to be an "interested person" of the Trust, as defined in the 1940 Act, because a family member is an employee of Goldman, Sachs & Co., the parent company of a Portfolio Manager to one of the Portfolios. For a period of time prior to May 1, 2003, Mr. Rieke may have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Internet Tollkeeper Portfolio of the Trust, due to a family member's employment by the Portfolio Manager of that Portfolio.

9 Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares. The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract, owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings. Mr. Vincent was the beneficial owner of 200 shares of Goldman, Sachs & Co., the parent company of the Portfolio Manager of the Goldman Sachs Internet Tollkeeper(SM) Portfolio of the Trust, from December 2002 through February 2003. These shares were acquired by an account that Mr. Vincent does not directly manage, and he disposed of the shares upon learning that they were held in his account. Mr. Vincent may technically have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Internet Tollkeeper(SM) Portfolio and of the Trust during this period.

10 Did not stand for re-election as Trustee and stepped down from the Board as of February 26, 2002.

11 Because PIMCO High Yield and Stock Index Portfolios had not commenced operations as of the date of this SAI, compensation has not been paid to the Trustees on their behalf, therefore the numbers listed for PIMCO High Yield and Stock Index Portfolios represent estimated future compensation to the Trustees by the Trust and other funds managed by DSI and its affiliates.

12 ING JPMorgan Fleming International Enhanced EAFE Portfolio became the ING Julius Baer Foreign Portfolio on September 2, 2003.

13 As of May 1, 2004 ING Janus Growth and Income is known as ING Legg Mason Value Portfolio.

14 As of May 1, 2004 ING Eagle Asset Value Equity is known as ING Eagle Asset Capital Appreciation Portfolio.


OWNERSHIP OF SHARES


     The following table describes Mr. Vincent's beneficial ownership of equity securities of Goldman, Sachs & Co. as of December 31, 2002. Goldman Sachs & Co. Asset Management was a portfolio manager of a series of the Trust. Effective May 1, 2003, Goldman Sachs & Co. was reorganized as the parent company to such portfolio manager, which became a wholly-owned subsidiary of Goldman, Sachs, & Co. Mr. Vincent's beneficial ownership of these shares was divested subsequent to December 31, 2002.



         NAME OF TRUSTEE          COMPANY          TITLE OF CLASS   VALUE OF SECURITIES   PERCENT OF CLASS
         -------------------------------------------------------------------------------------------------
         Roger B. Vincent   Goldman, Sachs & Co.      Common            $  13,620*          LESS THAN 1%


*As of December 31, 2002.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS




     Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of the company. A control person may be able to take actions regarding its Portfolio without the consent or approval of other shareholders.


     As of December 31, 2003, none of the Independent Trustees or their immediate family members owned beneficially or of record securities in DSI or ING Groep, N.V. ("ING") or any affiliated companies of DSI or

ING, except as described above. In addition, none of the Independent Trustees or their immediate family members had a direct or indirect material interest in DSI or ING or any affiliated companies of DSI or ING.

     SHARES OF THE PORTFOLIOS MAY BE OFFERED TO INSURANCE COMPANIES AS DEPOSITORS OF SEPARATE ACCOUNTS WHICH ARE USED TO FUND VARIABLE ANNUITY CONTRACTS ("VA CONTRACTS") AND VARIABLE LIFE INSURANCE CONTRACTS ("VLI CONTRACTS"), TO QUALIFIED PENSION AND RETIREMENT PLANS OUTSIDE THE SEPARATE ACCOUNTS CONTEXT, AND TO INVESTMENT ADVISERS AND THEIR AFFILIATES. GOLDEN AMERICAN LIFE INSURANCE COMPANY MAY BE DEEMED A CONTROL PERSON OF CERTAIN SERIES OF THE TRUST IN THAT CERTAIN OF ITS SEPARATE ACCOUNTS HOLD MORE THAN 25% OF THE SHARES OF THESE SERIES.



                                                            GOLDEN AMERICAN LIFE
                                                            INSURANCE CO.
--------------------------------------------------------------------------------
ING AIM Mid Cap Growth Portfolio                            ___%

ING Alliance Mid Cap Growth Portfolio                       ___%

ING Capital Guardian Large Cap Portfolio                    ___%

ING Capital Guardian Managed Global Portfolio               ___%

ING Capital Guardian Small Cap Portfolio                    ___%

ING Developing World Portfolio                              ___%

ING Eagle Asset Capital Appreciation Portfolio              ___%

ING FMR(SM) Diversified Mid Cap Portfolio                   ___%

ING Goldman Sachs Internet Tollkeeper(SM) Portfolio         ___%

ING Hard Assets Portfolio                                   ___%

ING International Portfolio                                 ___%

ING Janus Special Equity Portfolio                          ___%

ING Jennison Equity Opportunities Portfolio                 ___%

ING JPMorgan Small Cap Equity Portfolio                     ___%

ING Julius Baer Foreign Portfolio                           ___%

ING Legg Mason Value Portfolio                              ___%

ING Limited Maturity Bond Portfolio                         ___%

ING Liquid Assets Portfolio                                 ___%

ING Marsico Growth Portfolio                                ___%

ING Mercury Focus Value Portfolio                           ___%

ING Mercury Fundamental Growth Portfolio                    ___%

ING MFS Mid Cap Growth                                      ___%

ING MFS Research Portfolio                                  ___%

ING MFS Total Return Portfolio                              ___%

ING PIMCO Core Bond Portfolio                               ___%

ING Salomon Brothers All Cap Portfolio                      ___%

ING Salomon Brothers Investors Portfolio                    ___%

ING T. Rowe Price Capital Appreciation Portfolio.           ___%

ING T. Rowe Price Equity Income Portfolio                   ___%

ING UBS U.S. Balanced Portfolio                             ___%

ING Van Kampen Equity Growth                                ___%

ING Van Kampen Global Franchise Portfolio                   ___%

ING Van Kampen Growth & Income Portfolio                    ___%

ING Van Kampen Real Estate Portfolio                        ___%



     As of March 31, 2004, the following owned of record or, to the knowledge of the Trust, beneficially owned more than 5% or more of the outstanding shares of:

PORTFOLIO
CLASS OF SHARES


                                                                    GOLDEN AMERICAN LIFE
                                           GOLDEN AMERICAN LIFE     INSURANCE CO. SEED
                                           INSURANCE CO.            SHARES                     EQUITABLE LIFE INSURANCE
                                           1475 DUNWOODY DRIVE,     1475 DUNWOODY DRIVE        COMPANY OF IOWA,
                                           WEST CHESTER, PA         WEST CHESTER, PA           604 LOCUST STREET
                                           19380                    19380                      DES MOINES, IA  50309
-----------------------------------------------------------------------------------------------------------------------
AIM MID CAP GROWTH
     CLASS A                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%

ALLIANCE MID CAP GROWTH
     CLASS A                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%

CAPITAL GUARDIAN LARGE CAP VALUE
     CLASS A                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%

CAPITAL GUARDIAN MANAGED GLOBAL
     CLASS A                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%

CAPITAL GUARDIAN SMALL CAP
     CLASS A                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%

DEVELOPING WORLD
     CLASS A                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%

EAGLE ASSET CAPITAL APPRECIATION(1)
     CLASS A                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%

FMR(SM) DIVERSIFIED MID CAP
     CLASS A                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%

GOLDMAN SACHS INTERNET TOLLKEEPER(SM)
     CLASS A                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%
                                                  ___%                      ___%                         ___%

HARD ASSETS
     CLASS A                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%
     CLASS I                                      ___%                      ___%                         ___%

INTERNATIONAL
     CLASS A                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%

LEGG MASON VALUE (2)
     CLASS A                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%

JANUS SPECIAL EQUITY
     CLASS A                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%

JENNISON EQUITY OPPORTUNITIES
     CLASS A                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%

JULIUS BAER FOREIGN
     CLASS A                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%

JPMORGAN SMALL CAP EQUITY
     CLASS A                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%

LIMITED MATURITY BOND
     CLASS S                                      ___%                      ___%                         ___%

LIQUID ASSETS
     CLASS A                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%

MARSICO GROWTH
     CLASS A                                      ___%                      ___%                         ___%
     CLASS I                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%

MERCURY FOCUS VALUE
     CLASS A                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%

MERCURY FUNDAMENTAL GROWTH
     CLASS A                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%

MFS MID CAP GROWTH
     CLASS A                                      ___%                      ___%                         ___%
     CLASS I                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%

MFS RESEARCH
     CLASS A                                      ___%                      ___%                         ___%
     CLASS I                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%

MFS TOTAL RETURN
     CLASS A                                      ___%                      ___%                         ___%
     CLASS I                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%

PIMCO CORE BOND
     CLASS A                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%

SALOMON BROTHERS ALL CAP
     CLASS A                                      ___%                      ___%                         ___%
     CLASS I                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%

SALOMON BROTHERS INVESTORS
     CLASS A                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%

T. ROWE PRICE CAPITAL APPRECIATION
     CLASS A                                      ___%                      ___%                         ___%
     CLASS I                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%

T. ROWE PRICE EQUITY INCOME
     CLASS A                                      ___%                      ___%                         ___%
     CLASS I                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%

UBS U.S. BALANCED
     CLASS A                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%

VAN KAMPEN EQUITY GROWTH
     CLASS A                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%

VAN KAMPEN GLOBAL FRANCHISE
     CLASS A                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%

VAN KAMPEN GROWTH AND INCOME
     CLASS A                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%

VAN KAMPEN REAL ESTATE
     CLASS A                                      ___%                      ___%                         ___%
     CLASS I                                      ___%                      ___%                         ___%
     CLASS S                                      ___%                      ___%                         ___%



(1) Eagle Asset Capital Appreciation is formerly known as ING Eagle Asset Equity Value Portfolio as of May 1, 2004.
(2) Legg Mason Value is formerly known as ING Janus Growth and Income as of May 1, 2004.

     As of the date of this SAI, PIMCO High Yield and Stock Index Portfolios had not commenced operations, therefore no Variable Contract Owner owned a Variable Contract that entitled the owner to give voting instructions with respect to 5% or more of the shares of either of these two Portfolios. Further, as of the date of this SAI, only the Class I shares of Hard Assets, Marsico Growth, MFS Mid Cap Growth, MFS Research, MFS Total Return, Salomon Brothers Investors, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, and Van Kampen Real Estate Portfolios have commenced operations, therefore no Variable Contract Owner owned a Variable Contract that entitled the owner to give voting instructions with regard to 5% or more of the shares of those Class I Portfolios that had not commenced operations as of the date of this SAI. Lastly, as of the date of this SAI, Class A shares of Limited Maturity Bond are not offered.

     The Trust has no knowledge of any other owners of record of 5% or more of outstanding shares of a Portfolio.

     To the knowledge of management, the Trustees and Officers of the Trust as a group owned less than 1% of the outstanding shares of any Portfolio of the Trust as of March 31, 2004.


THE MANAGEMENT AGREEMENT


     Directed Services, Inc. ("DSI" or the "Manager") serves as Manager to the Portfolios pursuant to a Management Agreement (the "Management Agreement") between the Manager and the Trust. DSI's address is 1475 Dunwoody Drive, West Chester, PA 19380-1478. DSI is a New York corporation that is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"), which, in turn, is a subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. DSI is registered with the SEC as an investment adviser and a broker-dealer. Three Portfolio Managers of the Trust, Baring International Investment Limited, Aeltus Investment Management, Inc., and ING Investment Management Advisors BV are affiliates of DSI through their common ownership by ING. DSI has entered into an Administrative Services Sub-Contract (the "Sub-Contract") with one of its affiliates, ING Funds Services, LLC ("ING Funds Services"), effective January 1, 2003. ING Funds Services is located at 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258. Under the Sub-Contract, ING Funds Services assumes responsibility for providing non-advisory services required of DSI under the Management Agreement to the Trust on DSI's behalf. Under the Sub-Contract, ING Funds Services is compensated by DSI a portion of the unified fee for the services performed by ING Funds Services under the Sub-Contract.

     The Trust currently offers the shares of its operating Portfolios to, among others, separate accounts of Golden American Life Insurance Company ("Golden American") to serve as the investment medium for Variable Contracts issued by Golden American. DSI is the principal underwriter and distributor of the Variable Contracts issued by Golden American. Golden American is a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American is a wholly owned subsidiary of Equitable of Iowa. The Trust may in the future offer shares of the Portfolios to separate accounts of other affiliated insurance companies.


     Pursuant to the Management Agreement, the Manager, subject to the direction of the Board of Trustees, is responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Trust and its Portfolios other than the investment advisory services performed by the Portfolio Managers. These services include, but are not limited to, (i) coordinating for all Portfolios, at the Manager's expense, all matters relating to the operation of the Portfolios, including any necessary coordination among the Portfolio Managers, Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of the Portfolio's portfolios), accountants, attorneys, and other parties performing services or operational functions for the Trust; (ii) providing the Trust and the Portfolio, at the Manager's expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by the Manager of such books and records of the Trust and the Portfolios as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties selected by the Manager of all federal, state, and local tax returns and reports of the Trust relating to the Portfolios required by applicable law; (v) preparing and filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Portfolios as required by applicable law in connection with the Portfolios; (vi) preparing and arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law in connection with the Portfolio; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at the Manager's expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Portfolios contemplated in the Management Agreement. Other responsibilities of the Manager are described in the Prospectus.

     The Trust and the Manager have received an exemptive order from the SEC that allows the Manager to enter into new investment sub-advisory contracts ("Portfolio Management Agreements") and to make material changes to Portfolio Management Agreements with the approval of the Board of Trustees, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Portfolio Management Agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of variable contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change. The Manager remains responsible for providing general management services to each of the Portfolios, including overall supervisory responsibility for the general management and investment of each Portfolio's assets, and, subject to the review and approval of the Board, will among other things: (i) set each Portfolio's overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of a Portfolio's assets; (iii) when appropriate, allocate and reallocate a Portfolio's assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the relevant Portfolio's investment objectives, policies and restrictions.

     The Manager shall make its officers and employees available to the Board of Trustees and Officers of the Trust for consultation and discussions regarding the supervision and administration of the Portfolio.


     In connection with their deliberations relating to each Portfolio's current Management Agreement and Portfolio Manager Agreements, the Board of Trustees, including the Independent Trustees, considered information that had been provided by DSI and the Portfolio Managers to the Portfolios that engage them. In considering the Management Agreement and Portfolio Management Agreements, the Board of Trustees considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board of Trustees in reviewing the Management Agreement included, but were not limited to, the following: (1) the performance of each Portfolio compared to performance of a peer group of funds; (2) the nature and quality of the services provided by DSI to the Funds; (3) the fairness of the compensation under the Management Agreement in light of the services provided to the Funds; (4) the profitability to DSI from the Management Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources utilized by DSI; (6) the expenses borne by the Portfolios and a comparison of each Portfolio's fees and expenses to those of a peer group of funds; and (7) DSI's compliance capabilities and efforts on behalf of each Portfolio. The Board of Trustees also considered the total services provided by and procured by DSI under the bundled fee arrangement.


     In considering the Management Agreement, the Board of Trustees, including the Independent Trustees, did not identity any single factor as all-important or controlling. However, the Independent Trustees indicated that, generally, they initially scrutinized the performance of each Portfolio, including performance in relation to a peer group of funds and in relation to a benchmark index or a combination of indexes, and the oversight and monitoring activities of DSI. The Trustees also initially scrutinized the fees paid by the Portfolio under the bundled fee arrangement.


         The factors considered by the Board of Trustees in reviewing the Portfolio Management Agreements included, but were not limited to, the following: (1) the performance of each Portfolio compared to performance of a peer group of funds; (2) the nature and quality of the services provided by the Portfolio Manager; (3) the fairness of the compensation under the Portfolio Management Agreements in light of the services provided; (4) the personnel (including the portfolio managers), operations, financial condition, and investment management capabilities, methodologies and performance of each Portfolio Manager; and (5) the costs for the services of the Portfolio Manager. The Board of Trustees also considered the fee paid to each Portfolio Manager by DSI for services to the Portfolios.

         In reviewing the terms of each Management Agreement and each Portfolio Manager Agreement and in discussions with DSI concerning such Management Agreements and Portfolio Manager Agreements, the Independent Trustees were represented by independent legal counsel. Based upon its review, the Board of Trustees has determined that the Management Agreement and Portfolio Manager Agreements are in the best interests of the Portfolios and their shareholders and that the bundled fee arrangement under the Management Agreement is fair and reasonable. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of Trustees of each Fund, including the unanimous vote of the Independent Trustees, approved the Management Agreement and Portfolio Management Agreements.


         Pursuant to the Management Agreement, the Manager is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios in the event that at any time no Portfolio Manager is engaged to manage the assets of such Portfolio.


         The Management Agreement continues in effect for an initial two year period and from year to year thereafter with respect to each Portfolio so long as it is approved annually by (i) the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust or by the Board of Trustees, and (ii) a majority of the Trustees who are not parties to such Management Agreement or "interested persons" (as defined in the 1940 Act)) of any such party. The Management Agreement, dated October 24, 1997, was approved by shareholders at a meeting held on October 9, 1997, and was last approved by the Board of Trustees, including the Trustees who are not parties to the Management Agreement or interested persons of such parties, at a meeting held on November 7, 2001, and was last amended by such Trustees on May 24, 2002. The amended Management Agreement was last approved by shareholders at a meeting held on July 10, 2002. The Management Agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Portfolio or by the Manager, on 60 days' written notice by either party to the Management Agreement, and will terminate automatically if assigned as that term is described in the 1940 Act.


     Prior to October 24, 1997, DSI served as the manager to the Trust pursuant to a Management Agreement dated August 13, 1996, and prior to August 13, 1996, DSI served as manager to the Trust pursuant to a Management Agreement dated October 1, 1993.


     As compensation for its services under the Management Agreement, the Trust pays the Manager a monthly fee (a "unified fee") in arrears and expressed as an annual percentage of the applicable Portfolio's average daily net assets as follows:



T. Rowe Price Capital Appreciation,                     0.75% of the first $750 million in combined assets of these
     T. Rowe Price Equity Income,                          Portfolios;
     Van Kampen Growth and Income                       0.70% of the next $1.25 billion;
     Portfolio*, Eagle Asset Capital Appreciation(1),                  0.65% of the next $1.5 billion;
     Jennison Equity Opportunities,                     0.60% of the amount in excess of $3.5 billion
     AIM Mid Cap Growth,
     Capital Guardian Small Cap,
     Van Kampen Real Estate,
     and Hard Assets

Liquid Assets and                                       0.35% of the first $200 million in
     Limited Maturity Bond                                 combined assets of these Portfolios;
                                                        0.30% of the next $300 million; and
                                                        0.25% of the amount in excess of $500 million

Alliance Mid Cap Growth and                             0.85% of the first $250 million in combined
     Marsico Growth*                                       assets of these Portfolios;
                                                        0.80% of the next $400 million;
                                                        0.75% of the next $450 million; and
                                                        0.70% of the amount in excess of $1.1 billion

Developing World                                        1.25%

MFS Total Return, MFS Research                          0.75% of the first $250 million in
     and MFS Mid Cap Growth **                             combined assets of these Portfolios
                                                        0.70% of the next $400 million;
                                                        0.65% of the next $450 million; and
                                                        0.60% of the amount in excess of $1.1 billion

PIMCO Core Bond                                         0.75% of the first $100 million
                                                        0.65% of the next $100 million
                                                        0.55% of the amount in excess of $200 million

PIMCO High Yield                                        0.49%

Capital Guardian Managed Global                         1.00% of the first $500 million; and
                                                        0.80% of the amount over $500 million

Capital Guardian Large Cap Value                        0.75% of the first $500 million;
                                                        0.70% of the next $250 million;
                                                        0.65% of the next $500 million; and
                                                        0.60% of the amount in excess of $1.25 billion.

FMR(SM) Diversified Mid Cap and
UBS U.S. Balanced                                       0.75% of the first $500 million in
                                                               combined assets of these Portfolios;
                                                        0.70% of the next $250 million;
                                                        0.65% of the next $500 million; and
                                                        0.60% of the amount in excess of $1.25 billion.

Janus Special Equity and
Legg Mason Value(2)                                     0.8100% of the first $250 million in
                                                               combined assets of these Portfolios;
                                                        0.7700% of the next $400 million;
                                                        0.7300% of the next $450 million; and
                                                        0.6700% of the amount in excess of $1.1 billion

International                                           1.00% of the first $500 million; and
                                                        0.80% of the amount in excess of $500 million.

Goldman Sachs Internet Tollkeeper(SM)                   1.35% of the first $1 billion;
                                                        1.25% of the amount in excess of $1 billion.

Salomon Brothers Investors and
     Salomon Brothers All Cap                           0.75% of the first $500 million
                                                               in combined assets of these Portfolios;

                                                        0.70% of the next $250 million;
                                                        0.65% of the next $500 million; and
                                                        0.60% of the amount in excess of $1.25 billion.

Mercury Fundamental Growth                              0.80% of the first $500 million;
     and Mercury Focus Value                            0.75% of the next $250 million;
                                                        0.70% of the next $500 million;
                                                        0.65% of the next $750 million; and
                                                        0.60% on assets in excess of $2 billion

JPMorgan Small Cap Equity                               0.90% of the first $200 million;
                                                        0.85% of the next $300 million;
                                                        0.80% of the next $250 million;
                                                        0.75% on assets in excess of $750 million

Julius Baer Foreign                                     1.00% of the first $50 million;
                                                        0.95% of the next $200 million;
                                                        0.90% of the next $250 million; and
                                                        0.85% on assets in excess of $500 million

Van Kampen Equity Growth                                0.65% on the first $1 billion; and
                                                        0.60% on assets in excess of $1 billion

Van Kampen Global Franchise                             1.00% of the first $250 million;
                                                        0.90% of the next $250 million; and
                                                        0.75% on assets in excess of $500 million

Stock Index                                             0.27%



*DSI voluntarily agreed to waive 0.05% of its fee earned on assets in excess of $___ billion with respect to the Marsico Growth and $___ million with respect to the Van Kampen Growth and Income through December 31, 2003.

**DSI entered into a Portfolio Management agreement with Massachusetts Financial Services Company ("MFS"), the investment sub-advisor of the MFS Mid Cap Growth, MFS Research and MFS Total Return Portfolios, which became effective on January 1, 2002. The Portfolio Management Agreement between DSI and MFS provides that the portfolio management fee paid to MFS will be calculated based upon the combined assets of the three portfolios managed by MFS, which has resulted in lower total Portfolio Manager fees. As a consequence of the savings realized by DSI under the new Portfolio Management agreement with MFS, DSI has voluntarily agreed to waive a portion of its management fee in connection with each Portfolio managed by MFS. For the year ended December 31, 2003, DSI waived $___, $___ and $___ for the MFS Mid Cap Growth, MFS Research and MFS Total Return Series, respectively. This arrangement may be discontinued by DSI at any time.

(1) As of May 1, 2004, Eagle Asset Value Equity is known as Eagle Asset Capital Appreciation

(2) As of May 1, 2004, Janus Growth and Income is known as Legg Mason Value

         Gross fees paid to the Manager under the Management Agreement (pursuant to which the Manager provides all services reasonably necessary for the operation of the Trust) for the fiscal years ended December 31, 2003, 2002 and 2001 were as follows:


For the fiscal year ended December 31:


                                                    2003                   2002                    2001
                                            ---------------------------------------------------------------------
   Salomon Brothers All Cap                           $                $  2,630,715          $  2,062,288

   UBS U.S. Balanced                                 ___                    499,800               262,892
   Alliance Mid Cap Growth                           ___                  3,263,550             4,960,488
   Capital Guardian Small Cap                        ___                  3,848,754             4,452,189
   PIMCO Core Bond                                   ___                  1,921,766               769,559
   Developing World                                  ___                  1,279,234             1,352,437
   FMR(SM) Diversified Mid Cap                       ___                    708,159               307,389
   Van Kampen Equity Growth(1)                       ___                     19,966                   N/A
   T. Rowe Price Equity Income                       ___                  3,625,987             3,284,470
   Jennison Equity Opportunities                     ___                  3,023,256             4,324,937
   Mercury Focus Value (1)                           ___                     26,732                   N/A
   T. Rowe Price Capital Appreciation                ___                  7,290,018             4,851,508
   Mercury Fundamental Growth (1)                    ___                     16,476                   N/A
   Van Kampen Global Franchise(1)                    ___                     73,028                   N/A
   Marsico Growth                                    ___                  7,712,264            12,935,110
   Hard Assets                                       ___                    474,104               364,047
   Julius Baer Foreign (1) (4)                       ___                     47,695                   N/A
   International                                     ___                  1,863,379                90,043
   Goldman Sachs Internet Tollkeeper(SM)             ___                    188,409                77,454
   Salomon Brothers Investors                        ___                    889,843               606,606
   JPMorgan Small Cap Equity(1)                      ___                     50,787                   N/A
   Legg Mason Value (4)                              ___                  1,148,928               569,426
   Capital Guardian Large Cap Value                  ___                  2,571,200             1,793,678
   Limited Maturity Bond                             ___                  2,127,777             1,790,174
   Liquid Assets                                     ___                  4,699,853             4,960,035
   Capital Guardian Managed Global                   ___                  2,781,297             3,101,937
   MFS Mid Cap Growth                                ___                  5,999,395            11,064,774
   Van Kampen Real Estate                            ___                  1,445,453             1,001,812
   MFS Research                                      ___                  5,571,955             8,443,241
   Janus Special Equity                              ___                    256,643               201,398
   AIM Mid Cap Growth                                ___                  1,713,795             2,783,154
   MFS Total Return                                  ___                  8,053,249             7,965,629
   Eagle Asset Capital Appreciation(4)               ___                  1,649,726             1,843,861
   Van Kampen Growth and Income                      ___                  5,947,389             7,740,876
   PIMCO High Yield (2)                              ___                        N/A                   N/A
   Stock Index (2)                                   ___                        N/A                   N/A
   Emerging Markets (3)                              ___                        N/A               136,201
   Market Manager (3)                                ___                        N/A                11,681



(1) Portfolio commenced operations on May 1, 2002.

(2) Portfolio had not commenced operations as of December 31, 2003, therefore no fees were paid to the Manager under the Management Agreement (pursuant to which the Manager provides all services reasonably necessary for the operation of the Trust) for the fiscal years ended December 31, 2003, 2002, and 2001.

(3) These portfolios are no longer in operation.

(4) As of September 2, 2003, JPMorgan Fleming International Enhanced EAFE became the ING Julius Baer Foreign Portfolio; as of May 1, 2004, Eagle Asset Value Equity is known as Eagle Asset Capital Appreciation; as of May 1, 2004, Janus Growth and Income is known as Legg Mason Value.


PORTFOLIO MANAGERS


     The Manager has engaged the services of certain portfolio managers (the "Portfolio Managers") to provide portfolio management services to the Portfolios. The Trust, DSI and each Portfolio Manager have entered into Portfolio Management Agreements, which were approved by the Trustees of the Trust and by shareholders of each Portfolio of the Trust. The Portfolio Manager of Van Kampen Global Franchise Portfolio, Morgan Stanley Investment Management Inc. (MSIM, Inc.), has entered into a sub-portfolio management agreement with a MSIM, Inc.-affiliated entity, Morgan Stanley Investment Management Limited ("MSIML"), so that MSIM, Inc. may utilize MSIML's services as well as delegate some of its portfolio management responsibilities for the Portfolio to MSIML.

     Pursuant to separate Portfolio Management Agreements, the Manager (and not the Trust) pays each Portfolio Manager for its services a monthly fee in arrears expressed as an annual percentage of the applicable Portfolio's average daily net assets as follows:



PORTFOLIO MANAGER                        PORTFOLIO                       PORTFOLIO MANAGEMENT FEE
----------------------------------------------------------------------------------------------------------------------
Aeltus Investment Management, Inc.       International                   0.5625% on first $500 million;
                                                                         0.4725% on assets in excess of $500 million

                                         Limited Maturity Bond(1)        0.30% on the first $25 million
                                                                         0.25% on the next $50 million
                                                                         0.20% on the next $75 million; and
                                                                         0.15% on assets in excess of $150 million

                                         Liquid Assets(1)                0.20% on the first $25 million;
                                                                         0.15% on the next $50 million; and
                                                                         0.10% on the next $75 million

                                         Stock Index                     0.03%

PORTFOLIO MANAGER                        PORTFOLIO                       PORTFOLIO MANAGEMENT FEE
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management, L.P.     Goldman Sachs Internet          0.70% of first $1 billion; and
***                                      Tollkeeper(SM)                  0.65% of the amount in excess of $1 billion

Marsico Capital Management, LLC          Marsico Growth                  0.45% on first $500 million;
                                                                         0.40% on next $1 billion;
                                                                         and
                                                                         0.35% in excess of $1.5 billion

Janus Capital Management LLC             Janus Growth and Income(5),     0.45% of first $500 million;
                                         and Janus Special Equity        0.4250% of next $500 million; and
                                                                         0.40% thereafter

A I M Capital Management, Inc.           AIM Mid Cap Growth              0.45% of first $50 million
                                                                         0.40% of the next $450 million;
                                                                         0.375% of the next $500 million; and
                                                                         0.35% above $1 billion

Alliance Capital Management L.P.         Alliance Mid Cap Growth         0.75% of the first $10 million;
                                                                         0.625% of the next $10 million;
                                                                         0.50% of the next $20 million;
                                                                         0.375% on next $20 million; and
                                                                         0.25% on amounts in excess of $60
                                                                             million

Baring International Investment Limited  Developing World(6)             0.90%

                                         Hard Assets                     0.40%

Capital Guardian Trust Company           Capital Guardian Large Cap      0.50% of the first $150 million;
                                         Value                           0.45% of the next $150 million;
                                                                         0.35% of the next $200 million; and
                                                                         0.30% thereafter

                                         Capital Guardian Managed        0.65% of the first $150 million;
                                         Global                          0.55% of the next $150 million;
                                                                         0.45% of the next $200 million; and
                                                                         0.40% thereafter

                                         Capital Guardian Small Cap      0.65% of the first $150 million;
                                                                         0.50% of the next $150 million;
                                                                         0.40% of the next $200 million; and
                                                                         0.35% thereafter

Eagle Asset Management, Inc.             Eagle Asset Capital             0.40% of the first $300 million; and
                                         Appreciation (7)                0.25% of the amount in excess of $300
                                                                             million

Mercury Advisors                         Mercury Fundamental Growth      0.50% of the first $500 million;
                                         and Mercury Focus Value         0.45% of the next $250 million;
                                                                         0.40% of the next $500 million; and
                                                                         0.35% thereafter

Fidelity Management & Research Company   FMR(SM) Diversified Mid Cap     0.50% of the first $250 million;
                                                                         0.40% of the next $500 million; and
                                                                         0.35% of the amount in excess of $750
                                                                             million

PORTFOLIO MANAGER                        PORTFOLIO                       PORTFOLIO MANAGEMENT FEE
----------------------------------------------------------------------------------------------------------------------
ING Investment Management Advisors B.V.  Developing World(6)             0.385%

Jennison Investments, LLC                Jennison Equity Opportunities   0.50% of the first $50 million;
                                                                         0.475% of the next $150 million;
                                                                         0.45% of the next $300 million; and
                                                                         0.40% of the amount in excess
                                                                             of $500 million

J.P. Morgan Investment Management Inc.   JPMorgan Small Cap Equity       0.60% of the first $200 million;
                                                                         0.55% of the next $300 million; and
                                                                         0.50% thereafter

J.P. Morgan Fleming Asset Management     JPMorgan Fleming                0.60% of the first $50 million; and
(London) Limited                         International Enhanced EAFE     0.55% thereafter
                                         (2)

Morgan Stanley Investment Management     Van Kampen Growth and           0.50% of the first $100 million;
Inc. d/b/a Van Kampen                    Income                          0.40% of the next $100 million;
                                                                         0.30% of the next $100 million;
                                                                         0.25% of the next $700 million; and
                                                                         0.20% of the amount in excess
                                                                             of $1 billion

                                         Van Kampen Real Estate          0.50% of the first $200 million; and
                                                                         0.40% of the amount in excess of
                                                                             $200 million

                                         Van Kampen Global Franchise     0.65% on first $150 million;
                                                                         0.55% on next $150 million;
                                                                         0.45% on next $200 million; and
                                                                         0.40% thereafter

                                         Van Kampen Equity Growth        0.45% on first $100 million; and
                                                                         0.35% thereafter

Massachusetts Financial Services         MFS Mid-Cap Growth*             0.35% of the first $500 million;
Company                                  MFS Research*                   0.30% on the next $1 billion; and
                                         MFS Total Return*               0.25% of the amount in excess of
                                                                             $1.5 billion

Pacific Investment Management Company    PIMCO Core Bond                 0.25%
LLC                                      PIMCO High Yield(1)

Salomon Brothers Asset Management Inc    Salomon Brothers Investors*(3)  0.43% on first $150 million
                                         Salomon Brothers All Cap*(4)    0.40% on next $350 million
                                                                         0.35% above $500 million

T. Rowe Price Associates                 T. Rowe Price Capital           0.50% of first $250 million
                                         Appreciation **                 0.40% of next $250 million
                                                                         0.40% on all assets once assets reach $500
                                                                         million up to $1 billion
                                                                         0.35% thereafter

                                         T. Rowe Price Equity Income **  0.40% of first $500 million;
                                                                         0.35% thereafter

UBS Global Asset Management              UBS U.S. Balanced               0.50% of the first $50 million;
                                                                         0.40% of the next $50 million;

PORTFOLIO MANAGER                        PORTFOLIO                       PORTFOLIO MANAGEMENT FEE
----------------------------------------------------------------------------------------------------------------------
Julius Baer Investment Management Inc.   Julius Baer Foreign (2)         0.35% of the amount in excess of $100
                                                                         million
                                                                         0.45% of the first $500 million; and 0.40%
                                                                         thereafter

Legg Mason Funds Management, Inc.        Legg Mason Value(5)             0.70% on first $50 million;
                                                                         0.45% on next $50 million;
                                                                         0.40% on next $50 million;
                                                                         0.35% on next $50 million;
                                                                         0.30% on assets over $200 million


        * Assets of the Portfolio will be aggregated with the assets of a portfolio of an affiliated investment adviser of DSI managed by the same Portfolio Manager in calculating the Portfolio Manager's fee at the above-stated rate.


        ** The assets of ING T. Rowe Price Capital Appreciation Portfolio and
           ING T. Rowe Price Equity Income Portfolio are aggregated with those of series that are managed by T. Rowe Price Associates, Inc. T. Rowe Price Associates, Inc. has voluntarily agree to waive 5% of the advisory fees payable for the Portfolio and such other series based upon their combined assets.


       *** Prior to the end of April 2003, Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co., served as the Portfolio Manager. On or about April 26, 2003, Goldman Sachs Asset Management, L.P. assumed Goldman Sachs' portfolio management responsibilities for the Portfolio.


       (1) Subject to a minimum annual fee of $35,000 (payable at the end of each calendar year) starting from the time Sub-Adviser renders investment services for the assets of the Series, and this amount shall be prorated for any portion of a year in which the Sub-Advisory Agreement is not in effect or during which the obligation to pay this minimum fee has not commenced.

       (2) Julius Baer Investment Management Inc. serves as Portfolio Manager to Julius Baer Foreign, formerly known as the ING JPMorgan Fleming International Enhanced EAFE Portfolio, as of September 2, 2003. J.P. Morgan Fleming Asset Management (London) Limited served as portfolio manager from May 1, 2002 through September 1, 2003. For purposes of calculating fees under the portfolio management agreement with Julius Baer Investment Management Inc., the assets of the Portfolio will be aggregated with the assets of ING Foreign Fund, a series of ING Mutual Funds, which is not a party to this portfolio management agreement. The aggregated assets will be applied to the above schedule and the resulting fee rate shall be prorated back to the two funds and their respective investment adviser based on relative net assets.

       (3) For purposes of determining breakpoint discounts to the portfolio management fee, the assets of Salomon Brothers Investors Portfolio are aggregated with those of ING Salomon Brothers Investors Value Portfolio, a series of managed by an affiliate of DSI and sub-advised by Salomon Brothers Asset Management, Inc..

       (4) For purposes of determining breakpoint discounts to the portfolio management fee, the assets of Salomon Brothers All Cap Portfolio are aggregated with those of ING Salomon Brothers Capital Portfolio, a series managed by an affiliate of DSI and sub-advised by Salomon Brothers Asset Management, Inc.

       (5) Legg Mason Funds Management, Inc. serves as the Portfolio Manager to Legg Mason Value (formerly known as ING Janus Growth and Income Portfolio) as of May 1, 2004. Janus Capital Management LLC served as portfolio manager from October 2, 2000 through April 30, 2004.

       (6) ING Investment Management Advisors B.V. serves as the Portfolio Manager to Developing World as of March 1, 2003. Baring International Investment Limited served as the portfolio manager from March 1, 1999 through February 29, 2004.

       (7) Eagle Asset Value Equity is known as Eagle Asset Capital Appreciation as of May 1, 2004

Gross fees paid by the Manager to each Portfolio Manager for the fiscal years ended December 31, 2003, 2002 and 2001were as follows:



                                                                      FISCAL YEAR ENDED

PORTFOLIO MANAGER                              2003                2002                     2001
Aeltus Investment Management
         International(8)                             ___                    ___                    ___
         Limited Maturity Bond(6)                     ___                    ___                    ___

         Liquid Assets(7)                             ___                    ___                    ___
         Stock Index(10)                              ___                    ___                    ___

T. Rowe Price Associates, Inc.
         T. Rowe Price Capital Appreciation           ___                $3,406,225              $2,076,875
         T. Rowe Price Equity Income                  ___                $1,667,883              $1,344,481

ING Investment Management LLC
         Limited Maturity Bond(6)                     ___                 $917,412                $634,205
         Liquid Assets(7)                             ___                $1,182,924               $990,531
         Market Manager+                              ___                    N/A                   $5,841

ING Investment Management Advisors B.V.(11)           ___
         Developing World                             ___                    N/A                    N/A

Jennison Associates LLC
     Jennison Equity Opportunities(3)                 ___                 $571,540                  N/A

Kayne Anderson Rudnick Investment
Management, LLC
         Van Kampen Growth and Income                 ___                $193,043***             $2,503,771

EII Realty Investment Management
         Van Kampen Real Estate                       ___                    N/A                    N/A

Eagle Asset Management, Inc.
         Eagle Asset Capital Appreciation(13)         ___                 $782,256                $782,735

         Capital Guardian Trust Company
         Capital Guardian  Large Cap Value            ___                $1,361,532               $882,155
         Capital Guardian Small Cap                   ___                $2,330,327              $2,414,155
         Capital Guardian Managed Global              ___                $1,474,456              $1,514,852

Salomon Brothers Asset Management Inc.
         Salomon Brothers Investors                   ___                 $413,509                $272,973
         Salomon Brothers All Cap                     ___                $1,287,722               $974,915

Marsico Capital Management LLC
         Marsico Growth(2)                            ___                 $137,400                  N/A

Massachusetts Financial Services Company
         MFS Research                                 ___                $1,953,791              $2,842,918
         MFS Mid-Cap Growth                           ___                $2,069,303              $2,585,892

         MFS Total Return                             ___                $2,858,828              $2,707,556

Pacific Investment Management LLC
         PIMCO Core Bond                              ___                 $632,452                $135,900
         PIMCO High Yield(10)                         ___                    N/A                    N/A

Baring International Investment Limited
         Hard Assets                                  ___                 $231,701                $154,539
         Developing World(11)                         ___                 $693,634               $ 695,539
         Emerging Markets                             ___                    N/A                  $70,046
         Global Fixed Income                          ___                    N/A                    N/A

A I M Capital Management, Inc.
         AIM Mid Cap Growth                           ___                 $957,553               $1,391,643
         Jennison Equity Opportunities(4)             ___                $1,085,894              $2,127,977

Alliance Capital Management, LLP
         Alliance Mid Cap Growth                      ___                $1,023,131              $1,394,938

Janus Capital Management LLC
         MARSICO GROWTH(1)                            ___                $3,700,320              $6,062,088
         Janus Growth and Income(12)                  ___                 $629,913               $ 284,713
         Janus Special Equity                         ___                 $139,699                $100,699

The Prudential Investment Corporation
         Van Kampen Real Estate                       ___                    N/A                 $ 495,273

Fidelity Management & Research Company
         UBS U.S. Balanced                            ___                 $275,997                $131,446
         FMR(SM) Diversified Mid Cap                  ___                 $398,622               $ 153,695

ING Investments, LLC
         International(8)                             ___                $1,033,199              $ 45,783*

Van Kampen
     Van Kampen Real Estate                           ___                 $850,715                $21,106*
     Van Kampen Growth and Income(5)                  ___                $2,010,051                 N/A
     Van Kampen Equity Growth++                       ___                  $11,980                  N/A
     Van Kampen Global Franchise++                    ___                  $47,468                  N/A

Goldman Sachs Asset Management
         Goldman Sachs Internet Tollkeeper(SM)        ___                 $103,446                $7,094**

Mercury Advisors
         Fundamental Growth++                         ___                  $10,298                  N/A
         Mercury Focus Value++                        ___                  $16,707                  N/A

J.P. Morgan Investment Management Inc.
         JPMorgan Small Cap Equity++                  ___                  $33,858                  N/A

J.P. Morgan Fleming Asset Management                  ___
(London) Limited
         JPMorgan Fleming International               ___                  $28,617                  N/A
         Enhanced EAFE ++ (9)
Julius Baer Investment Management Inc.
         Julius Baer Foreign(9)                       ___                    N/A                    N/A

UBS Asset Management (Americas) Inc.
         UBS U.S. Balanced                            ___                    ___                    ___


----------
+ Portfolio is no longer offered.

++ Portfolio commenced operations on May 1, 2002.

* For the period from 12/17/01 to 12/31/01

** For the period from 5/1/01 to 12/31/01

*** For the period from 1/1/02 - 1/29/02

(1) Janus sub-advised this Portfolio from 1/1/02 --12/13/02

(2) Marsico sub-advised this Portfolio from 12/14/02 - 12/31/02


(3) Jennison sub-advised this Portfolio from 8/1/02 - 12/31/02

(4) AIM sub-advised this Portfolio from 1/1/02 - 7/31/02

(5) Van Kampen sub-advised this Portfolio from 1/30/02 - 12/31/02

(6) Prior to September 2, 2003, the Limited Maturity Bond Portfolio was sub-advised by ING Investment Management, LLC, which received the fees set out in the table above for the period ended December 31, 2002. Effective September 2, 2003, the Portfolio is sub-advised by Aeltus Investment Management, LLC.

(7) Prior to September 2, 2003, the Liquid Assets Portfolio was sub-advised by ING Investment Management, LLC, which received the fees set out in the table above for the period ended December 31, 2002. Effective September 2, 2003, the Portfolio is sub-advised by Aeltus Investment Management, LLC.

(8) Prior to September 2, 2003, the International Portfolio was sub-advised by ING Investments, LLC, which received the fees set out in the table above for the period ended December 31, 2002. Effective September 2, 2003, the Portfolio is sub-advised by Aeltus Investment Management, LLC.

(9) Prior to September 2, 2003, the JPMorgan Fleming International Enhanced EAFE Portfolio was sub-advised by J.P. Morgan Fleming Asset Management (London) Limited, which received the fees set out in the table above for the period ended December 31, 2002. Effective September 2, 2003, the Portfolio is sub-advised by Julius Baer Investment Management Inc. In addition, effective September 2, 2003, the JPMorgan Fleming International Enhanced EAFE Portfolio has changed its name to ING Julius Baer Foreign Portfolio.

(10) Because the PIMCO High Yield and Stock Index Portfolios did not commence operations as of December 31, 2003, the Manager did not pay any fees to their respective Portfolio Managers for the fiscal years ended December 31, 2003, 2002, and 2001.

(11) Prior to March 1, 2004, Baring International Investment Limited served as portfolio manager and received the fees set out in the table above for the period ended December 31, 2003. Effective March 1, 2004, the Portfolio is managed by ING Investment Management Advisors B.V.

(12) Prior to May 1, 2004, Janus Capital Management LLC served as portfolio manager and received the fees set out in the table above for the period ended December 31, 2003. Effective May 1, 2004, the Portfolio is managed by Legg Mason Funds Management, Inc.

(13) Eagle Asset Value Equity is known as Eagle Asset Capital Appreciation as of May 1, 2004.


DISTRIBUTION OF TRUST SHARES

     DSI serves as the Portfolio's Distributor and Principal Underwriter. DSI's principal executive offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. DSI is not obligated to sell a specific amount of the

Portfolio's shares. DSI bears all expenses of providing distribution services including the costs of sales presentations, mailings, advertising, and any other marketing efforts by DSI in connection with the distribution or sale of the shares. DSI also serves as Manager to the Trust and therefore is an affiliate to the Trust.


     The Trustees have classified shares of each of the Portfolios into three classes: Intuitional Class ("Class I") shares; Service Class ("Class S") shares; and Adviser Class ("Class A") shares. PIMCO High Yield offers only two classes of shares: Class S and Class A. Stock Index offers Class I shares only. Shares of each class of each Portfolio represent an equal pro rata interest in a Portfolio and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any expenses attributable to that class; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution arrangements or service arrangements and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, the Class I, Class S and Class A shares have the features described below:


     The Class I shares are not subject to an initial sales charge, contingent deferred sales charge, shareholder servicing fee or a Rule 12b-1 distribution fee.

     The Class S shares are not subject to an initial sales charge, contingent deferred sales charge or Rule 12b-1 distribution fee, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum.


     The Class A shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.25% of average daily net assets per annum. DSI has agreed to waive a portion of the distribution fee for Class A shares. The expense waiver will continue through at least December 31, 2004, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future.

         DISTRIBUTION PLAN

     Effective November 5, 2003, the Trust adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act (the "Plan") on behalf of the Class A shares of the Limited Maturity Bond, and PIMCO High Yield Portfolios (the "12b-1 Portfolios"). Further, effective December 18, 2003, the Trust adopted the Plan in accordance with Rule 12b-1 under the 1940 Act on behalf of the Class A shares of the Salomon Brothers All Cap, Alliance Mid Cap Growth, Capital Guardian Small Cap, PIMCO Core Bond, Developing World, FMR(SM) Diversified Mid Cap, Van Kampen Equity Growth, T. Rowe Price Equity Income, Jennison Equity Opportunities, Mercury Focus Value, T. Rowe Price Capital Appreciation, Mercury Fundamental Growth, Van Kampen Global Franchise, Marsico Growth Portfolio, Hard Assets, Julius Baer Foreign , International, Goldman Sachs Internet Tollkeeper(SM), Salomon Brothers Investors, JPMorgan Small Cap Equity, Legg Mason Value (formerly, Janus Growth and Income), Capital Guardian Large Cap Value, Liquid Assets, Capital Guardian Managed Global, MFS Mid Cap Growth, Van Kampen Real Estate, MFS Research, Janus Special Equity, AIM Mid Cap Growth, MFS Total Return, Eagle Asset Capital Appreciation, Van Kampen Growth and Income, and UBS U.S. Balanced (also the "12b-1 Portfolios").


     The Plan provides that the Class A shares of the 12b-1 Portfolios shall pay a distribution fee (the "Distribution Fee"), for distribution services including payments to DSI, the Distributor, at annual rates not to exceed 0.25% of the average daily net assets of such 12b-1 Portfolios for distribution services. The Distributor may use all or any portion of such Distribution Fee to pay for fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. The Plan was approved by all of the Trustees, including all of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan.

     Since the Distribution Fees are not directly tied to expenses, the amount of the Distribution Fees paid by a Portfolio during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of arrangement is characterized by the staff of the SEC as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's payments are directly linked to its expenses). The Class A shares of the 12b-1 Portfolios, however, are not liable for any distribution expenses incurred in excess of the Distribution Fee paid. Each 12b-1 Portfolio's Class A shares are entitled to exclusive voting rights with respect to matters concerning the Plan.


     The Plan permits the 12b-1 Portfolios to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.25% of the average daily net assets of such 12b-1 Portfolio attributable to an insurance company's variable contract owners during that quarterly period. Expenses payable pursuant to the Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the 12b-1 Portfolios' shares; (d) obtaining information and providing explanations to variable contract owners regarding the 12b-1 Portfolios' investment objectives and policies and other information about the 12b-1 Portfolios; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (f) training sales personnel regarding the 12b-1 Portfolios; (g) personal service and/or maintenance of variable contract owners' accounts with respect to the 12b-1 Portfolios' accounts; and (h) financing any other activity that the Trust's Board of Trustees determines is primarily intended to result in the sale of the 12b-1 Portfolios' shares. The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Plan. The Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan, cast in-person at a meeting called for that purpose. The Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the 12b-1 Portfolios. The Plan may not be amended to increase materially the amount that may be spent for distribution by the 12b-1 Portfolios without the approval of a majority of the outstanding shares of each of the 12b-1 Portfolios. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.


     The Plan was adopted because of its anticipated benefit to the 12b-1 Portfolios. These anticipated benefits include increased promotion and distribution of the 12b-1 Portfolios' shares, an enhancement in the 12b-1 Portfolios' ability to maintain accounts and improve asset retention and increased stability of net assets for the 12b-1 Portfolios.


     As of fiscal year ended December 31, 2003, Class A shares of the PIMCO High Yield and Limited Maturity Bond Portfolios were not yet offered. As a result, no payments for these two Portfolios were made under the Plan during 2003.

         SHAREHOLDER SERVICING AGREEMENT

     Effective May 24, 2002, the Trust entered into a shareholder servicing agreement (the "Shareholder Servicing Agreement") on behalf of the Class S and Class A shares of the Trust. Under the Shareholder Services Agreement, DSI (the "Shareholder Services Agent") has agreed to provide certain services including, but not limited to, the following:

     Answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Portfolios and certain other matters pertaining to the Portfolios; assist shareholders in designating or changing account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish quarterly and year-end statements and confirmations of purchases and redemptions; transmit on behalf of the Portfolios, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Portfolios; receive, tabulate and transmit to the Trust proxies executed by shareholders with respect to meetings of shareholders of the 12b-1

Portfolios; and provide such other related services as the Portfolios or a shareholder may request. The Shareholder Servicing Agent may subcontract with other parties for the provision of shareholder support services.

     In consideration of the services provided by the Shareholder Servicing Agent pursuant to the Servicing Agreement, the Shareholder Servicing Agent receives from each 12b-1 Portfolio's Class A and Class S shares a fee of 0.25%, expressed as a percentage of the average daily net asset values of the Portfolio's shares.


     For the fiscal year ended December 31, 2003, the Shareholder Services Agent received fees from Class A and Class S shares of the Portfolios in the amounts set forth below. Additionally, the Distributor received distribution fees in connection with the costs of promotion and distribution-related expenses for the Class A shares of the Portfolios for the fiscal period ended December 31, 2003 as set forth below. The Distributor in turn re-allocated the 12b-1 fees it received to various affiliated Insurance Companies who offer Class A shares through variable annuity or variable life insurance or other qualified retirement plan products.

     Because PIMCO High Yield and Stock Index Portfolios had not commenced operations as of December 31, 2003, payments have not been made under the Shareholder Services Agreement.



                                                                  DISTRIBUTION FEES
                         PORTFOLIOS                                 (12b-1 PLAN)        SHAREHOLDER SERVICES PLAN
-----------------------------------------------------------------------------------------------------------------
Salomon Brothers All Cap
Class A                                                        $___                     $___
Class S                                                        $___                     $___

UBS U.S. Balanced
Class A                                                        $___                     $___
Class S                                                        $___                     $___

Alliance Mid Cap Growth
Class A                                                        $___                     $___
Class S                                                        $___                     $___

Capital Guardian Small Cap
Class A                                                        $___                     $___
Class S                                                        $___                     $___

PIMCO Core Bond
Class A                                                        $___                     $___
Class S                                                        $___                     $___

Developing World
Class A                                                        $___                     $___
Class S                                                        $___                     $___

FMR(SM) Diversified Mid Cap
Class A                                                        $___                     $___
Class S                                                        $___                     $___

Van Kampen Equity Growth
Class A                                                        $___                     $___
Class S                                                        $___                     $___

T. Rowe Price Equity Income
Class A                                                        $___                     $___
Class S                                                        $___                     $___

Jennison Equity Opportunities
Class A                                                        $___                     $___
Class S                                                        $___                     $___

Mercury Focus Value
Class A                                                        $___                     $___
Class S                                                        $___                     $___

T. Rowe Price Capital Appreciation
Class A                                                        $___                     $___
Class S                                                        $___                     $___

Mercury Fundamental Growth
Class A                                                        $___                     $___
Class S                                                        $___                     $___

Van Kampen Global Franchise
Class A                                                        $___                     $___
Class S                                                        $___                     $___

Marsico Growth
Class A                                                        $___                     $___
Class S                                                        $___                     $___

Hard Assets                                                    $___                     $___
Class A                                                        $___                     $___
Class S

Julius Baer Foreign
Class A                                                        $___                     $___
Class S                                                        $___                     $___

International
Class A                                                        $___                     $___
Class S                                                        $___                     $___

Goldman Sachs Internet Tollkeeper(SM)
Class A                                                        $___                     $___
Class S                                                        $___                     $___

Salomon Brothers Investors
Class A                                                        $___                     $___
Class S                                                        $___                     $___

JPMorgan Small Cap Equity
Class A                                                        $___                     $___
Class S                                                        $___                     $___

Legg Mason Value
Class A                                                        $___                     $___
Class S                                                        $___                     $___

Capital Guardian Large Cap Value
Class A                                                        $___                     $___
Class S                                                        $___                     $___

Limited Maturity Bond
Class A                                                        $___                     $___
Class S                                                        $___                     $___

Liquid Assets
Class A                                                        $___                     $___
Class S                                                        $___                     $___

Capital Guardian Managed Global
Class A                                                        $___                     $___
Class S                                                        $___                     $___

MFS Mid Cap Growth
Class A                                                        $___                     $___
Class S                                                        $___                     $___

Van Kampen Real Estate
Class A                                                        $___                     $___
Class S                                                        $___                     $___

MFS Research
Class A                                                        $___                     $___
Class S                                                        $___                     $___

Janus Special Equity
Class A                                                        $___                     $___
Class S                                                        $___                     $___

AIM Mid Cap Growth
Class A                                                        $___                     $___
Class S                                                        $___                     $___

MFS Total Return
Class A                                                        $___                     $___
Class S                                                        $___                     $___

Eagle Asset Capital Appreciation
Class A                                                        $___                     $___
Class S                                                        $___                     $___

Van Kampen Growth and Income
Class A                                                        $___                     $___
Class S                                                        $___                     $___


CODE OF ETHICS


     To mitigate the possibility that a Portfolio will be adversely affected by personal trading of employees, the Portfolios, Manager, Portfolio Managers, and Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal trading accounts of Trustees and others who normally come into possession of information on portfolio transactions. The Codes of Ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Trust; however, such persons are generally required to pre-clear all security transactions with the Trust's Compliance Officer or her designee and to report all transactions on a regular basis. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Codes of Ethics are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of the Codes of Ethics also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

PROXY VOTING PROCEDURES

         The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios' portfolio securities. The procedures and guidelines delegate to the Manager the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting procedures, which require the Adviser to vote proxies in accordance with the Portfolio's proxy voting procedures and guidelines, an independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and record-keeping and disclosure services. In addition, the Board established the Valuation and Proxy Voting Committee to oversee the implementation of the Portfolio's proxy voting procedures. A copy of the proxy voting procedure guidelines of the Portfolios, including procedures of the Manager, is attached hereto as Appendix B. Beginning on or about August 31, 2004, and no later than August 31st annually thereafter, information regarding how the Portfolios vote proxies relating to portfolio securities for the one year period ending June 30th will be made available through the ING Funds' website (http://www.ingfunds.com) or by accessing the SEC's EDGAR database (http://www.sec.gov).

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

INVESTMENT DECISIONS

     Investment decisions for each Portfolio are made by the Portfolio Manager of each Portfolio. Each Portfolio Manager has investment advisory clients other than the Portfolio. A particular security may be bought or sold by a Portfolio Manager for clients even though it could have been bought or sold for other clients at the same time. In the event that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, allocated between such clients in a manner deemed fair and reasonable by the Portfolio Manager. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Portfolio Manager, and the results of such allocations, are subject to periodic review by the Trust's Manager and Board of Trustees. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES


     The Portfolio Manager for a Portfolio places all orders for the purchase and sale of portfolio securities, options, and futures contracts for a Portfolio through a substantial number of brokers and dealers or futures commission merchants. In executing transactions, the Portfolio Manager will attempt to obtain the best execution for a Portfolio taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, confidentiality, including trade anonymity, the quality of the service, the difficulty of execution and operational facilities of the firms involved, and the firm's risk in positioning a block of securities. In transactions on stock exchanges in the United States, payments of brokerage commissions are negotiated. In effecting purchases and sales of portfolio securities in transactions on U.S. stock exchanges for the account of the Trust, the Portfolio Manager may pay higher commission rates than the lowest available when the Portfolio Manager believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as described below. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the Portfolio Manager may be unable to negotiate commission rates for these transactions. In the case of securities traded on the over-the-counter markets, in cases where there is no stated commission, the price will include an undisclosed commission or markup. There is generally no stated commission in the case of fixed income securities, which are generally traded in the over-the-counter markets, but the price paid by the Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers. Consistent with this practice, the Portfolio Manager for a Portfolio may receive research services from many broker-dealers with which the Portfolio Manager places the Portfolio's portfolio transactions. The Portfolio Manager may also receive research or research credits from brokers that are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Portfolio. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Portfolio Manager and its affiliates in advising its various clients (including the Portfolio), although not all of these services are necessarily useful and of value in managing a Portfolio. The advisory fee paid by the Portfolio to the Portfolio Manager is not reduced because the Portfolio Manager and its affiliates receive such services.


     As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Portfolio Manager may cause a Portfolio to pay a broker-dealer, which provides "brokerage and research services" (as defined in the Act) to the Portfolio Manager, a disclosed commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.

     As noted above, the Portfolio Manager may purchase new issues of securities for the Portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Portfolio Manager with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio, other clients of the Portfolio Manager, and the Portfolio Manager without incurring additional costs. These arrangements may not fall within the safe harbor of
Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.


     In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Portfolios as well as shares of other investment companies or accounts managed by the Portfolio Managers. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Portfolios.


     On occasions when a Portfolio Manager deems the purchase or sale of a security to be in the best interest of the Portfolio as well as its other customers (including any other Portfolio or other investment adviser or sub-adviser), the Portfolio Manager, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Portfolio Manager in the manner it considers to be equitable and consistent with its fiduciary obligations to the Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Portfolio.


     Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

     A Portfolio Manager may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Portfolio Manager where, in the judgment of the Portfolio Manager, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers.

     Pursuant to SEC Rules, a broker-dealer that is an affiliate of the Manager or a Portfolio Manager or, if it is also a broker-dealer, the Portfolio Manager may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is "executed" on the floor of the exchange by another broker which is not an "associated person" of the affiliated broker-dealer or Portfolio Manager, and if there is in effect a written contract between the Portfolio Manager and the Trust expressly permitting the affiliated broker-dealer or Portfolio Manager to receive and retain such compensation. The Portfolio Management Agreements provide that each Portfolio Manager may retain compensation on transactions effected for a Portfolio in accordance with the terms of these rules.

     SEC rules further require that commissions paid to such an affiliated broker-dealer or Portfolio Manager by a Portfolio on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Board of Trustees has adopted procedures for evaluating the reasonableness of commissions and will review these procedures periodically. Each of the following is a registered broker-dealer and an affiliate of Directed Services, Inc., Manager to ING Investors Trust as of March 31, 2002: ING Baring Financial Products, ING Baring Grupo Financiero (Mexico) S.A. de C.V, ING Baring Holding Nederland B.V., ING Baring Holdings Limited, ING Baring Investment (Eurasia) ZAO, ING Baring Operational Services (Taiwan) Limited, ING Baring Securities (France ) S.A., ING Baring Securities (Hong Kong) Ltd., ING Baring Securities (Hungary)

Rt., ING Baring Securities (India) Pvt. Ltd., ING Baring Securities (Japan) Limited, ING Baring Securities (Overseas) Ltd., ING Baring Securities (Philippines) Inc., ING Baring Securities (Poland) Holding B.V.ING Baring Securities (Romania) S.A., ING Baring Securities (Singapore) Pte Ltd, ING Baring Securities (Slovakia), o.c.p.a.s., ING Baring Securities (Taiwan) Limited
(SICE), ING Baring Securities (Thailand) Limited, ING Baring Securities Argentina S.A., ING Baring Securities Holdings Limited, ING Baring Securities Management Services (Hong Kong) Ltd, ING Baring Securities Pakistan (Private) Limited, ING Baring Securities Services Limited, ING Baring Sociedad de Bolsa (Argentina), S.A., ING Baring South Africa Limited, ING Barings Corp., ING Barings Deutschland (GmbH), ING Barings Ecuador Casa de Valores S.A., ING Barings Southern Africa (proprietary) Limited, ING Derivatives (London) Limited, ING Direct Funds Limited, ING Ferri S.A., ING Fund Management B.V., ING Futures & Options (Hong Kong) Limited, ING Futures & Options (Singapore) Pte Ltd., ING Guilder Corretora de Cambio E Titulis S.A., ING Guilder Distribuidora de Titulos E Valores Mobiliarios S/A, ING Insurance Agency, Inc., ING Insurance Agency, Inc. (Massachusetts), ING Insurance Agency, Inc. (Texas), ING Investment Management (Europe) B.V., ING Investment Management B.V., ING Securities (Eurasia) ZAO, ING Sviluppo SIM S.P.A., ING Taurus Holdings LLC, ING Valores (Venezuela) C.A., Liquidity Services Ltd., MC-BBL Securities Ltd., PrimeVest Financial Services, Inc., PT ING Baring Securities Indonesia, Sutherlands (Holdings) Ltd., Sutherlands International Ltd., Sutherlands Ltd., Sutherlands Nominees Ltd., T&C Nominees Ltd., Vermeulen Raemdonck S.A., Williams de Broe Securities Ltd., and Yvop Floorbrokers B.V.

     Any of the above firms may retain compensation on transactions effected for a Portfolio in accordance with these rules and procedures.

     Effective March 1, 2002, DSI, as manager to the Trust, may direct the Trust's portfolio managers to use their best efforts (subject to obtaining best execution of each transaction) to allocate up to 25% of a portfolio's equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will effect a recapture of a portion of the brokerage commissions (in the form of a credit to the portfolio) to pay certain expenses of that portfolio.


     For the fiscal year ended December 31, 2003, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio's transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):



                                                                                          % OF
                          TOTAL             TOTAL AMOUNT          % OF TOTAL              PORTFOLIO
                          AMOUNT OF         OF COMMISSION         COMMISSION              DOLLAR AMOUNT OF
  PORTFOLIO               COMMISSION PAID   PAID TO AFFILIATES    PAID TO AFFILIATES      TRANSACTIONS        AFFILIATE
  ------------------------------------------------------------------------------------------------------------------------
  Capital Guardian        $____             $___                  ___%                    ___%                Furman Selz
           Small Cap      $____             $___                  ___%                    ___%                Fred Alger
  T. Rowe Price Equity    $____             $___                  ___%                    ___%                Baring Securities
  Income
  T. Rowe Price Capital   $____             $___                  ___%                    ___%                Baring Securities
  Appreciation
  Van Kampen Real Estate  $____             $___                  ___%                    ___%                Furman Selz
  Salomon Brothers All    $____             $___                  ___%                    ___%                Furman Selz
  Cap
                          $____             $___                  ___%                    ___%                Salomon Smith
                                                                                                              Barney
  Salomon Brothers        $____             $___                  ___%                    ___%                Furman Selz
  Investors
                          $____             $___                  ___%                    ___%                Salomon Smith
                                                                                                              Barney
  Hard Assets             $____             $___                  ___%                    ___%                Furman Selz
  Developing World        $____             $___                  ___%                    ___%                Furman Selz




         For the fiscal year ended December 31, 2002, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio's transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):



                                                                                          % OF
                          TOTAL             TOTAL AMOUNT          % OF TOTAL              PORTFOLIO
                          AMOUNT OF         OF COMMISSION         COMMISSION              DOLLAR AMOUNT OF
  PORTFOLIO               COMMISSION PAID   PAID TO AFFILIATES    PAID TO AFFILIATES      TRANSACTIONS        AFFILIATE
  ------------------------------------------------------------------------------------------------------------------------
  Salomon Bro. All Cap    $ 4,941,440       $ 13,815               0.28%                   1.69%              Salomon Smith
                                                                                                              Barney
  UBS U.S. Balanced*      $    80,570       $  1,248               1.55%                   2.23%              Fidelity Capital
                                                                                                              Markets ("FCM")
  FMR(SM) Diversified     $   161,667       $  2,688               1.66%                   2.00%              FCM
  Mid Cap
  Mercury Focus Value     $    33,189       $  5,348              16.11%                  13.70%              Merrill Lynch
  Mercury Fundamental     $    11,113       $  2,009              18.08%                  21.50%              Merrill Lynch
  Growth
  Salomon Brothers        $   276,056       $ 16,194               5.87%                   3.17%              Salomon Smith
  Investors                                                                                                   Barney



* Fidelity Capital Markets is an affiliate of the Portfolio's former Portfolio Manager, Fidelity Management & Research Company. Effective May 1, 2003, UBS Asset Management (Americas) Inc. is the Portfolio's Portfolio Manager.

         For the fiscal year ended December 31, 2001, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio's transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):



                                                                                          % OF
                          TOTAL             TOTAL AMOUNT          % OF TOTAL              PORTFOLIO
                          AMOUNT OF         OF COMMISSION         COMMISSION              DOLLAR AMOUNT OF
  PORTFOLIO               COMMISSION PAID   PAID TO AFFILIATES    PAID TO AFFILIATES      TRANSACTIONS        AFFILIATE
  ------------------------------------------------------------------------------------------------------------------------
  UBS U.S. Balanced *
                          $  16,792         $  25                 0.15%                   0.04%               ING Barings
                                            $  87                 0.52%                   0.40%               FCM
  Salomon Brothers        $ 148,299         $  55                 0.04%                   0.03%               Salomon Smith
  Investors                                                                                                   Barney
  Goldman Sachs Internet  $  13,704         $  22                 0.16%                   0.20%               Goldman Sachs
  Tollkeeper(SM)
  Developing World        $ 648,098         $ 480                 0.07%                   0.26%               ING Barings
  FMR(SM) Diversified     $  53,835         $ 305                 0.57%                   0.10%               ING Barings
  Mid Cap
                                            $ 544                 1.01%                   0.62%               FCM



* Fidelity Capital Markets is an affiliate of the Portfolio's former Portfolio Manager, Fidelity Management & Research Company. Effective May 1, 2003, UBS Asset Management (Americas) Inc. is the Portfolio's Portfolio Manager.


     Salomon Smith Barney is an affiliate of Salomon Brothers Asset Management, Inc, the Portfolio Manager to the Salomon Brothers Investors and Salomon Brothers All Cap. Fidelity Capital Markets, L.P. is an affiliate of Fidelity Management & Research Company, the former Portfolio Manager for UBS U.S. Balanced and the Portfolio Manager for FMR(SM) Diversified Mid Cap. Merrill Lynch is affiliated with Mercury Advisors, the Portfolio Manager for Mercury Focus Value and Mercury Fundamental Growth. Barings Securities Corporation is an affiliate of Barings International Investment Limited, an affiliate of the Manager and Portfolio Manager of

Hard Assets. Goldman Sachs is an affiliate of Goldman Sachs Asset Management, L.P., the Portfolio Manager to Goldman Sachs Internet Tollkeeper(SM). Furman Securities Corp. is an affiliate of the Manager, as each is owned by ING Groep. Fred Alger and Company is an affiliate of Fred Alger Management, Inc., a former Portfolio Manager to the Capital Guardian Small Cap.





The Manager, DSI, is an affiliate of ING Investors Trust.

PORTFOLIO TURNOVER

Before investing in a portfolio, you should review its portfolio turnover rate, which may be found in the financial highlights section of the prospectus. A Portfolio's turnover rate will provide you with an indication of the potential effect of transaction costs on the portfolio's future returns. In general, the greater the volume of buying and selling by the portfolio, the greater the impact that brokerage commissions and other transaction costs will have on its return.

Portfolio turnover rate is calculated by dividing the value of the lesser of purchases or sales of portfolio securities for the year by the monthly average of the value of portfolio securities owned by the portfolio during the year. A 100% portfolio turnover rate would occur, for example, if a portfolio sold and replaced securities valued at 100% of its total net assets within a one-year period.




                                 NET ASSET VALUE


     As noted in the Prospectus, the net asset value ("NAV") and offering price of each class of each Portfolio's shares will be determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Portfolio shares will not be priced on these days.

     Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Portfolio Securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. Securities traded on an exchange or NASDAQ for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in less than 60 days will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. See "Share Price" in the Prospectus. The long-term debt obligations held in a Portfolio's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.


     Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The valuation procedures applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

     The prices of foreign securities are determined using information derived from pricing services and other sources. The value of the foreign securities traded on exchanges outside the United States is generally based upon the price on the foreign exchange as of the close of business of the exchange preceding the time of valuation (or, if earlier, at the time of a Portfolio's valuation). Foreign securities markets may close before a Portfolio determines its NAV. European, Asian, Latin American, or other international securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio.

     If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such securities closes but before the time that the Portfolio's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such securities at the time the Portfolio calculates its net asset value. The Board of Trustees has adopted procedures under which the fair value of foreign securities may, upon the occurrence of a significant event, be determined as of the time a Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board of Trustees has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board of Trustees, the Portfolios are not obligated to use the fair valuations suggested by any research service, and valuations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless a market movement or other event has occurred which constitutes a significant event under procedures adopted by the Board of Trustees, events affecting the values of portfolio securities that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's net asset value.

     Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time NAV is computed.

     Options on currencies purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

     The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE, as supplied by Hard Assets' custodian bank or other broker-dealers or banks approved by Hard Assets, on each date that the NYSE is open for business.

     The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share.

     In computing the net asset value for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.


     The per share net asset value of Class I shares generally will be higher than the per share NAV of shares of the other classes, reflecting daily expense accruals of the distribution and service fees applicable to Class A and Class S. It is expected, however, that the per share net asset value of the classes will tend to converge immediately after the payment of dividends or distributions that will differ by approximately the amount of the expense accrual differentials between the classes.


         Orders received by dealers prior to the close of regular trading on the NYSE will be confirmed at the offering price computed as of the close of regular trading on the NYSE provided the order is received by the Distributor prior to its close of business that same day (normally 4:00 P.M. Pacific time). It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders received by dealers after the close of regular trading on the NYSE will be confirmed at the next computed offering price as described in the Prospectus.

                             PERFORMANCE INFORMATION

     The Trust may, from time to time, include the yield of the Portfolios, and the total return of the Portfolios in advertisements or sales literature. In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

     Quotations of yield for the Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

         YIELD = 2 [((a-b)/cd  + 1) (TO THE POWER OF ^6) - 1]

where,

         a = dividends and interest earned during the period,

         b = expenses accrued for the period (net of reimbursements),

         c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

         d = the maximum offering price per share on the last day of the period.

     Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.


         The following are the Portfolios' average annual total returns for the periods indicated for each year ended December 31:

                                 SINCE                                        DATE OF
        PORTFOLIO              INCEPTION    10 YEARS    5 YEARS    1 YEAR    INCEPTION
---------------------------    ---------    --------    -------    ------    ---------
AIM Mid Cap Growth
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

Alliance Mid Cap
Growth
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

Capital Guardian
Large Cap Value
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

Capital Guardian
Managed Global
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

Capital Guardian
Small Cap
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

Developing World
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

Eagle Asset Capital
Appreciation(1)
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

FMR(SM) Diversified
Mid Cap
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

Goldman Sachs
Internet Tollkeeper(SM)
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

Hard Assets
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

International
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

Legg Mason Value (2)
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

Jennison Equity
Opportunities
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

Janus Special Equity
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

JPMorgan Small Cap
Equity
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

Julius Baer Foreign(3)
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

Limited Maturity
Bond
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

Liquid Assets
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

Marsico Growth
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

Mercury Focus Value
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

Mercury Fundamental
Growth
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

MFS Mid Cap
Growth
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

MFS Research
Portfolio
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

MFS Total Return
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

PIMCO Core Bond
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

T. Rowe Price Capital
Appreciation
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

T. Rowe Price Equity
Income
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

Van Kampen Equity
Growth
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

Van Kampen Global
Franchise
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

Van Kampen Growth and
Income
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

Van Kampen Real
Estate
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

Salomon Brothers All
Cap
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

Salomon Brothers
Investors
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%

UBS U.S. Balanced
         Class A                 ____%        ____%      ____%     ____%       ____%
         Class I                 ____%        ____%      ____%     ____%       ____%
         Class S                 ____%        ____%      ____%     ____%       ____%



   (1) As of May 1, 2004, Eagle Asset Value Equity is known as Eagle Asset Capital Appreciation.

   (2)   As of May 1, 2004, Janus Growth and Income is known as Legg Mason Value

   (3) As of September 2, 2003, ING JPMorgan Fleming International Enhanced EAFE Portfolio became the Julius Baer Foreign.

         Class A shares of the Limited Maturity Bond Portfolio had not commenced operations as of December 31, 2003 and therefore do not have a full calendar year of performance as of December 31, 2003. The returns as of December 31, 2003 are for Class A shares while the returns shown for prior years reflect the returns of Class S shares, revised to reflect the higher expenses of Class A shares.

         Class I shares of the Hard Assets, Marsico Growth, MFS Mid Cap Growth, MFS Research, MFS Total Return, Salomon Brothers Investors, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, and Van Kampen Real Estate Portfolios commenced operations on May 1, 2003 and therefore do not have a full calendar year of performance as of December 31, 2003. Class I shares of the other Portfolios had not commenced operations as of December 31, 2003 and therefore do not have a full calendar year of performance as of December 31, 2003. Class I returns are based upon the returns for the Class S shares and differ only to the extent that Class S and Class I shares have different expenses.

         Because PIMCO High Yield and Stock Index Portfolios had not commenced operations as of December 31, 2003, performance returns are not available.

         Each Portfolio may be categorized as to its market capitalization make-up ("large cap," "mid cap" or "small cap") with regard to the market capitalization of the issuers whose securities it holds. A Portfolio average or median market capitalization may also be cited. Certain other statistical measurements may be used to provide measures of a Portfolio's characteristics. Some of these statistical measures include without limitation: median or average P/E ratios, duration and beta. Median and average P/E ratios are measures describing the relationship between the price of a Portfolio's various securities and their earnings per share. Duration is a weighted-average term-to-maturity of the bond's cash flows, the weights being present value of each cash flow as a percentage of the bond's full price.

         Beta is a historical measure of a portfolio's market risk; a Beta of
1.10 indicates that the portfolio's returns tended to be 10% higher (lower) than the market return during periods in which market returns were positive (negative).

         Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500 Index, the S&P Small Cap 600 Index, the Dow Jones Industrial Average ("DJIA"), the Goldman Sachs Internet Index, the Lehman Brothers Government Bond Index, the Lehman Brothers Government Corporate Bond Index, the Lehman Brothers 1-5 Year U.S. Government/Credit Bond Index, the Lehman Brothers Aggregate Bond Index, the Lehman Government/Credit Bond 1-3 Year Index, the iMoneyNet First Tier Retail Index, the Merrill Lynch 3-month U.S. Treasure Bill Index, the MASDAQ Composite Index, the MSCI EAFE Index, the MSCI All Country World Free Index, the MSCI Emerging Markets Free Index, the Russell Midcap Index, the Russell Midcap Growth Index, the Russell 1000 Index, the Russell 2000 Index, the Russell 3000 Index, the Wilshire 5000 Index, the Wilshire Real Estate Securities Index, the Lehman Brothers Aggregate Bond Index, and the Merrill Lynch U.S. High Yield BB-B Rated Index or other indexes that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.


         Reports and promotional literature may also contain other information including (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and
(ii) the effect of tax deferred compounding on a Portfolio's investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Portfolio (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

         In addition, reports and promotional literature may contain information concerning the Manager, the Portfolio Managers, or affiliates of the Trust, the Manager, or the Portfolio Managers, including (i) performance rankings of other mutual funds managed by a Portfolio Manager, or the individuals employed by a Portfolio Manager who exercise responsibility for the day-to-day management of a Portfolio, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by the Manager to the Trust, including information related to the selection and monitoring of the Portfolio Managers. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a Portfolio is intended, based upon each Portfolio's investment objectives.

         In the case of Variable Contracts, quotations of yield or total return for a Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by Golden American, although comparable performance information for the Separate Account will take such charges into account. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the Portfolio's investment objective or objectives and investment policies, the characteristics and quality of the portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.




                                      TAXES


         Shares of the Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to the Portfolios' Manager and its affiliates.


     Each Portfolio that has commenced operations has qualified (any Portfolio of the Trust that has not yet commenced operations intends to qualify), and expects to continue to qualify, to be taxed as a regulated investment company ("RIC") under the Code. To qualify for that treatment, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If each Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each Portfolio should have little or no income taxable to it under the Code.


         Each Portfolio must comply with (and intends to also comply with) the diversification requirements imposed by section 817(h) of the Code and the regulations there under. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

         The Treasury Department has issued various rulings and other pronouncements addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. The arrangements concerning these Portfolios are similar to, but different in some respects from, those described by the Treasury Department in rulings in which it was determined that variable contract owners were not owners of separate account assets. Since you may have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that the IRS might treat you as the owner of your variable contract's proportionate share of the assets of the separate account. You should review your variable contract's Prospectus and SAI and you should consult your own tax advisor as to the possible application of the "investor control" doctrine to you.

     If a Portfolio fails to qualify to be taxed as a regulated investment company, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio's available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations there under, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

     Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply when a Portfolio's only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts. To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

     The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolios. Income from the disposition of foreign currencies (except certain gains there from that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

     Foreign Investments -- Portfolios investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Portfolio that invests in foreign securities or currencies is reduced by these foreign taxes. Owners of Variable Contracts investing in such Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

     The Portfolios listed above may invest in securities of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. A Portfolio investing in securities of PFICs may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment yield of a Portfolio making such investments. Owners of Variable Contracts investing in such Portfolios would bear the cost of these taxes and interest charges. In certain cases, a Portfolio may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Portfolio. However, a Portfolio's intention to qualify annually as a regulated investment company may limit a Portfolio's elections with respect to PFIC securities and no assurance can be given that such elections can or will be made.

     The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of each Portfolio's activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.




                                OTHER INFORMATION

CAPITALIZATION


     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 40 investment portfolios. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional Portfolios will not alter the rights of the Trust's shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights, conversion rights, or subscription rights. In liquidation of a Portfolio of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that Portfolio. All of the Portfolios discussed in this Statement of Additional Information are diversified with the exception of the Janus Special Equity, JPMorgan Small Cap Equity, Van Kampen Global Franchise, Hard Assets, Salomon Brothers All Cap, and Van Kampen Real Estate .

         On May 1, 2003, the Trust's name because the ING Investors Trust. Prior to that date on January 31, 1992, the name of the Trust was changed to The GCG Trust from The Specialty Managers Trust.


VOTING RIGHTS

     Shareholders of the Portfolios are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

     Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust's shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders' communications.




PURCHASE OF SHARES

     Shares of a Portfolio may be offered for purchase by separate accounts of insurance companies to serve as an investment medium for the variable contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolios serving as investment mediums for variable contracts. Shares of the Portfolios are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance companies that are not affiliated. The Trust currently does not foresee any disadvantages to variable contract owners or other investors arising from offering the Trust's shares to separate accounts of unaffiliated insurers, separate accounts funding both life insurance polices and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict. However, the Board of Trustees and insurance companies whose separate accounts invest in the Trust are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, between separate accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans. The Board of Trustees will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, in one or more insurance company separate accounts might withdraw their investment in the Trust. This might force the Trust to sell securities at disadvantageous prices.

     Shares of each Portfolio are sold at their respective net asset values (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.




REDEMPTION OF SHARES

     Shares of any Portfolio may be redeemed on any business day. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request by an insurance company whose separate account invests in the Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board of Trustees should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

EXCHANGES


     Shares of the same class of any one Portfolio may be exchanged for shares of the same class of any of the other investment portfolios of the Trust. Exchanges are treated as a redemption of shares of one Portfolio and a purchase of shares of one or more of the other Portfolios and are effected at the respective net asset values per share of each Portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable contract owners do not deal directly with the Trust with

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respect to the purchase, redemption, or exchange of shares of the Portfolios, and should refer to the Prospectus for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in the Portfolio.


     The Trust reserves the right to discontinue offering shares of one or more Portfolios at any time. In the event that a Portfolio ceases offering its shares, any investments allocated by an insurance company to such Portfolio will be invested in the Liquid Assets of the Trust or any successor to such Portfolio.




CUSTODIAN

     The Bank of New York, One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash and is responsible for safekeeping the Trust's assets and portfolio accounting services for all Portfolios.

INDEPENDENT AUDITORS


         KPMG LLP, located at 99 High Street Boston, MA 02110 has been appointed as the Trust's independent auditor. The auditor examines financial statements for the Trust and provides other audit, tax, and related services.


LEGAL COUNSEL

     Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

REGISTRATION STATEMENT


     This SAI and the accompanying Prospectuses do not contain all the information included in the Trust's Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.


     The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS


         Financial statements for the Portfolios for the fiscal year ended December 31, 2003 will be available February 28, 2004 and may be obtained without charge by contacting the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, (800)-992-0180.


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                     APPENDIX A: DESCRIPTION OF BOND RATINGS

         Excerpts from Moody's Investors Service, Inc.'s ("Moody's") description of its bond ratings:

         Aaa - judged to be the best quality; they carry the smallest degree of investment risk. Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds. A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations." Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Ba - judged to have speculative elements; their future cannot be considered as well assured. B - generally lack characteristics of the desirable investment. Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - speculative in a high degree; often in default. C - lowest rate class of bonds; regarded as having extremely poor prospects.

         Moody's also applies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

         Excerpts from Standard & Poor's Rating Group ("S&P") description of its bond ratings:

         AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

         S&P applies indicators "+", no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

        DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND
                                  INSTRUMENTS:

         Moody's ratings for municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

         MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

         MIG 2/VMIG 2: This denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

           DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody's makes no representation that

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such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

         PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

         PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

                DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:

                                INVESTMENT GRADE

         AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                                SPECULATIVE GRADE

         BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

         D: Debt rated "D" is in default, and repayment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND
                         SHORT-TERM DEMAND OBLIGATIONS:

         SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

       DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT
                                COMMERCIAL PAPER:

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         An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

         A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

         A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

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               APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES


ING FUNDS


                     PROXY VOTING PROCEDURES AND GUIDELINES
                          Effective as of July 10, 2003
                As amended August 21, 2003 and November 11, 2003


I.       INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by each of the Funds' Board of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.      VALUATION AND PROXY VOTING COMMITTEE

The Boards hereby delegate to the Valuation and Proxy Voting Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser are attached hereto as Exhibit 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined below and in the Adviser's proxy voting procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.     DELEGATION OF VOTING RESPONSIBILITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of each Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any


----------

(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation and Proxy Voting Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation and Proxy Voting Committee with respect to any other Fund.
(2) The independent Trustees/Directors are those Board members who are not "interested persons" within the meaning of Section 2(a)(19) the Investment Company Act of 1940.

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proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation and Proxy Voting Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

When a Fund is a feeder in a master/feeder structure, proxies for the portfolio securities of the master fund will be voted pursuant to the master fund's proxy voting policies and procedures.

IV.      APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2. The Board hereby approves such procedures. All material changes to such procedures must be approved by the Board or the Valuation and Proxy Voting Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation and Proxy Voting Committee at its next regularly scheduled meeting.

V.       VOTING PROCEDURES AND GUIDELINES

The Guidelines which are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

         A.       Routine Matters

         The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, they appear to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

         B.       Matters Requiring Case-by-Case Consideration

         The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.

         Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

         The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
         Professional(s), as it deems necessary.

                  1.  Votes in Accordance with Agent Recommendation

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

                  In the event the Proxy Group recommends a vote in accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.

                  2.  Non-Votes

                  The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                  3. Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, or Where No Recommendation is Provided by Agent.

                  If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then request that each member of the Proxy Group and each Investment Professional participating in the voting process provide a Conflicts Report (as such term is defined for purposes of the Adviser's proxy voting procedures).

                  If Counsel determines that a conflict of interest appears to exist with respect to any member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation and Proxy Voting Committee and forward to such committee all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser's proxy voting procedures).

                  If Counsel determines that there does not appear to be a conflict of interest with respect to any member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

                  4.  Referrals to a Fund's Valuation and Proxy Voting Committee

                  A Fund's Valuation and Proxy Voting Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

                  The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

 IV.  CONFLICTS OF INTEREST

         In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends a vote contrary to the Procedures and Guidelines, or contrary to the recommendation of the Agent, or where the Procedures and Guidelines are silent and the Agent has made no recommendation, and Counsel has determined that a conflict of interest appears to exist with respect to any member of the Proxy Group or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Valuation and Proxy Voting Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it may be deemed to have a conflict of interest.

 VII. REPORTING AND RECORD RETENTION

Beginning in August 2004, on an annual basis, each Fund will post its proxy voting record or a link thereto for the prior one-year period ending on June 30th on the ING Funds website. The proxy voting record posted for any Fund that is a feeder in a master/feeder structure will be that of the master fund. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST

USLICO SERIES FUND


Effective as of July 10, 2003

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY


                             PROXY VOTING PROCEDURES
                          Effective as of July 10, 2003
                As amended August 21, 2003 and November 17, 2003


I.       INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, proxies will be voted in all instances.

II.      ROLES AND RESPONSIBILITIES

         A.       Proxy Coordinator

         The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines ("Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, the Proxy Coordinator will call a meeting of the Proxy Group.

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

         B.       Agent

         An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

         The Agent shall be instructed to vote all proxies in accordance with the ING Funds' Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group, or a Fund's Valuation and Proxy Voting Committee.

         The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

         C.       Proxy Group

         The Adviser shall establish a Proxy Group (the "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

         A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group.

         A meeting of the Proxy Group will be held whenever the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation with respect to a vote on a proposal.

         For each proposal referred to the Proxy Group, it will review (1) the Procedures and Guidelines, (2) the recommendation of the Agent, if any,
         (3) the recommendation of the Investment Professional(s) and (4) any other resources that the Proxy Group deems appropriate to aid in a determination of a recommendation.

         If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

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

         If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall follow the procedures for such voting as established by a Fund's Board.

         D.       Investment Professionals

         The Funds' Advisers, sub-advisers and/or portfolio managers (referred to herein as "Investment Professionals") may be asked to submit a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate.

         III.     VOTING PROCEDURES

         A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

         B.       Routine Matters

                  The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear.

         C.       Matters Requiring Case-by-Case Consideration

                  The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.

                  Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

                  The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

                      1.   Votes in Accordance with Agent Recommendation

                      In the event the Proxy Group recommends a vote in accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.

                      2.   Non-Votes

                      The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                  3. Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, or Where No Recommendation is Provided by Agent.

                      If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

                  4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.      CONFLICTS OF INTEREST

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group and each Investment Professional participating in the voting process must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives.

For all matters for which the Proxy Group recommends a vote contrary to Procedures and Guidelines, or the recommendation of the Agent, where applicable, or where the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.       REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:



         NAME                              TITLE OR AFFILIATION
Stanley D. Vyner           Chief Investment Risk Officer and Executive Vice
                           President of ING Investments, LLC

Karla J. Bos               Acting Proxy Coordinator

Kimberly A. Anderson       Senior Vice President and Assistant Secretary of ING
                           Investments, LLC

Maria M. Anderson          Assistant Vice President - Manager Fund Compliance of
                           ING Funds Services, LLC

Michael J. Roland          Executive Vice President and Chief Financial Officer
                           of ING Investments, LLC

Todd Modic                 Vice President of Financial Reporting - Fund
                           Accounting of ING Funds Services, LLC

Megan L. Dunphy, Esq.      Counsel, ING Americas US Legal Services

Theresa K. Kelety, Esq.    Counsel, ING Americas US Legal Services



     Effective as of November 17, 2003

                                    EXHIBIT 3
                                     TO THE
                        ING FUNDS PROXY VOTING PROCEDURES


                    PROXY VOTING GUIDELINES OF THE ING FUNDS
                          Effective as of July 10, 2003
                As amended August 21, 2003 and November 11, 2003

I.           INTRODUCTION

The following is a statement of the proxy voting Guidelines that have been adopted by the respective Boards of Directors or Trustees of each Fund.

Proxies must be voted in the best interest of the Fund. The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.          GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous Governance Provisions, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in Global Proxies.

In all cases where "case-by-case" consideration is noted, it shall be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc. Such policy may be overridden in any case pursuant to the procedures outlined herein.

1.       THE BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis.

SEPARATING CHAIRMAN AND CEO

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately.

PROPOSALS SEEKING A MAJORITY OF INDEPENDENT DIRECTORS

Evaluate on a CASE-BY-CASE basis shareholder proposals asking that a majority of directors be independent. Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.

STOCK OWNERSHIP REQUIREMENTS

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

TERM OF OFFICE

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

AGE LIMITS

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:

    (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

    (2)  Only if the director's legal expenses would be covered.

2.       PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.       AUDITORS

RATIFYING AUDITORS

Generally, vote FOR proposals to ratify auditors.

NON-AUDIT SERVICES

Consider on a CASE-BY-CASE basis proposals to approve auditors when total non-audit fees exceed the total of audit fees, audit-related fees and permissible tax fees.

AUDITOR INDEPENDENCE

GENERALLY, VOTE AGAINST SHAREHOLDER PROPOSALS ASKING COMPANIES TO PROHIBIT THEIR AUDITORS FROM ENGAGING IN NON-AUDIT SERVICES (OR CAPPING THE LEVEL OF NON-AUDIT SERVICES).

AUDIT FIRM ROTATION (SHAREHOLDER PROPOSALS):

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.       PROXY CONTEST DEFENSES

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Generally, vote AGAINST proposals to classify the board.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING

Generally, vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.

Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.       TENDER OFFER DEFENSES

POISON PILLS

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL

Generally, vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.       MISCELLANEOUS GOVERNANCE PROVISIONS

CONFIDENTIAL VOTING

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

    - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

    -    If the dissidents agree, the policy remains in place.

    - If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

EQUAL ACCESS

Generally, vote FOR shareholder proposals that would allow significant company shareholders (defined as those holding more than $5 million in securities of the company in question) equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

7.       CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.

REVERSE STOCK SPLITS

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK

Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.

Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.       EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Generally, vote AGAINST management proposals seeking approval to reprice options.

DIRECTOR COMPENSATION

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:

     AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE
     FEATURES

     Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

     AMENDMENTS TO ADD PERFORMANCE-BASED GOALS

     Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

     AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

     Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
     Section 162(m) should be evaluated on a CASE-BY-CASE basis.

     APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

     Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY

Generally, vote FOR shareholder proposals that seek additional disclosure of executive and director pay information.

Review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.

GOLDEN AND TIN PARACHUTES

Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS

Consider shareholder proposals to expense stock options on a CASE-BY-CASE basis.

9.       STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis.

10.  MERGERS AND CORPORATE RESTRUCTURINGS

MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeeze-outs, leveraged buyouts, spin-offs, liquidations, and asset sales should be considered on a CASE-BY-CASE basis.

SPIN-OFFS

Votes on spin-offs should be considered on a CASE-BY-CASE basis.

ASSET SALES

Votes on asset sales should be made on a CASE-BY-CASE basis.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis.

ADJOURNMENT

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME

Generally, vote FOR changing the corporate name.

11.      MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS

Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS

Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES

Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES

Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS

Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION

Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE

Generally, vote FOR the establishment of a master-feeder structure.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.      SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

13.      GLOBAL PROXIES

While a number of the foregoing Guidelines may be applied to both U.S. and global proxies, the following provide for the differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

ROUTINE MANAGEMENT PROPOSALS

Generally, vote FOR the following and other similar routine management proposals:

the opening of the shareholder meeting

that the meeting has been convened under local regulatory requirements the presence of quorum

the agenda for the shareholder meeting

the election of the chair of the meeting

the appointment of shareholders to co-sign the minutes of the meeting regulatory filings (E.G., to effect approved share issuances)

the designation of inspector or shareholder representative(s) of minutes of meeting the designation of two shareholders to approve and sign minutes of meeting the allowance of questions

the publication of minutes

the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR REMUNERATION

Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

REMUNERATION OF AUDITORS

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

INDEMNIFICATION OF AUDITORS

Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS

Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends, unless the amount of the distribution is consistently and unusually small or large.

STOCK (SCRIP) DIVIDEND ALTERNATIVES

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS

When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS

Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

CAPITALIZATION OF RESERVES

Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

ARTICLE AMENDMENTS

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

    -    it is editorial in nature;

    -    shareholder rights are protected;

    -    there is negligible or positive impact on shareholder value;

    -    management provides adequate reasons for the amendments; and

    -    the company is required to do so by law (if applicable).

                               ING INVESTORS TRUST



                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2004


                                RETIREMENT CLASS


     ING AIM Mid Cap Growth Portfolio                            ING Limited Maturity Bond Portfolio
     ING Alliance Mid Cap Growth Portfolio                       ING Marsico Growth Portfolio
     ING Capital Guardian Large Cap Value Portfolio              ING Mercury Focus Value Portfolio
     ING Capital Guardian Managed Global Portfolio               ING Mercury Fundamental Growth Portfolio
     ING Capital Guardian Small Cap Portfolio                    ING MFS Mid Cap Growth Portfolio
     ING Developing World Portfolio                              ING MFS Research Portfolio
     ING Eagle Asset Capital Appreciation Portfolio              ING MFS Total Return Portfolio
     ING FMR(SM) Diversified Mid Cap Portfolio                   ING PIMCO Core Bond Portfolio
     ING Goldman Sachs Internet Tollkeeper(SM)                   ING Salomon Brothers All Cap Portfolio
     Portfolio*
     ING Hard Assets Portfolio                                   ING Salomon Brothers Investors Portfolio
     ING International Portfolio                                 ING T. Rowe Price Capital Appreciation Portfolio
     ING Janus Special Equity Portfolio                          ING T. Rowe Price Equity Income Portfolio
     ING Jennison Equity Opportunities Portfolio                 ING Van Kampen Equity Growth Portfolio
     ING Julius Baer Foreign Portfolio                           ING Van Kampen Global Franchise Portfolio
     ING JPMorgan Small Cap Equity Portfolio                     ING Van Kampen Growth and Income Portfolio
     ING Legg Mason Value Portfolio                              ING Van Kampen Real Estate Portfolio



   This Statement of Additional Information ("SAI") pertains to the Class R Shares of the Portfolios listed above, each of which is a separate series of ING Investors Trust (the "Trust"). This SAI is not a prospectus. It should be read in conjunction with the prospectuses dated May 1, 2004 for the Class R shares (the "Prospectuses"). This SAI is incorporated by reference in its entirety into the Prospectuses. The Financial Statements for certain Portfolios and the independent auditors' report thereon, included in such Portfolios' Annual Reports, are incorporated by reference in this Statement of Additional Information.


   This SAI pertains to the Retirement Class ("Class R") shares of the Trust. The Trust also offers Institutional Class ("Class I") shares, Service Class ("Class S") shares, and Adviser Class ("Class A") shares.

   The information in this SAI expands on information contained in the Prospectuses. The Prospectuses can be obtained without charge by contacting the Trust at the phone number or address below.

                               ING INVESTORS TRUST
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                                  800-366-0066

*Goldman Sachs Internet Tollkeeper(SM) is a service mark of Goldman, Sachs & Co.

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                                TABLE OF CONTENTS

INTRODUCTION                                                                                                      1
HISTORY                                                                                                           1
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES                                                               3
   FIXED INCOME INVESTMENTS                                                                                       3
   U.S. Government Securities                                                                                     3
   Custodial Receipts and Trust Certificates                                                                      3
   Corporate Debt Securities                                                                                      4
   High Yield Bonds                                                                                               4
   Brady Bonds                                                                                                    5
   Banking Industry and Savings Industry Obligations                                                              6
   Commercial Paper                                                                                               7
   Sovereign Debt                                                                                                 7
   Mortgage-Backed Securities                                                                                     8
   Commercial Mortgage-Backed Securities                                                                          8
   Stripped Mortgage-Backed Securities                                                                            8
     Collateralized Mortgage Obligations (CMOs)                                                                   9
     Agency Mortgage Securities                                                                                  10
     GNMA Certificates                                                                                           10
     FNMA and FHLMC Mortgage-Backed Obligations                                                                  10
     Privately-Issued Mortgage-Backed Securities                                                                 11
     Foreign-Related Mortgage Securities                                                                         11
     Asset-Backed Securities                                                                                     11
   Collateralized Debt Obligations                                                                               12
   Subordinated Mortgage Securities                                                                              13
   Loan Participations                                                                                           15
   Delayed Funding Loans and Revolving Credit Facilities                                                         15
   Zero-Coupon and Pay-in-Kind Bonds                                                                             16
   Eurodollar and Yankee Dollar Instruments                                                                      16
   Inflation-Indexed Bonds                                                                                       16
   Event-Linked Bonds                                                                                            17
   Guaranteed Investment Contracts                                                                               17
   Credit-Linked Notes                                                                                           17
   Trust-Preferred Securities                                                                                    17
   EQUITY INVESTMENTS                                                                                            18
   Common Stock and Other Equity Securities                                                                      18
   Preferred Stock                                                                                               18
   Convertible Securities                                                                                        18
   Warrants                                                                                                      19
   Eurodollar Convertible Securities                                                                             19
   DERIVATIVES                                                                                                   19
   Futures Contracts and Options on Futures Contracts                                                            20
   General Description of Futures Contracts                                                                      20
   Interest Rate Futures Contracts                                                                               20
   Options on Futures Contracts                                                                                  20
   Stock Index Futures Contracts                                                                                 21
   Investment in Gold and Other Precious Metals                                                                  22
   Gold Futures Contracts                                                                                        22
   Limitations                                                                                                   23
   Options on Securities and Securities Indexes                                                                  23
   Purchasing Options on Securities                                                                              23
   Risks of Options Transactions                                                                                 24
   Writing Covered Call and Secured Put Options                                                                  24
   Options on Securities Indexes                                                                                 25


                                        i
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
   Over-the-Counter Options                                                                                      25
   General                                                                                                       25
   Risks Associated With Futures and Futures Options                                                             26
   Swaps                                                                                                         27
     Credit Default Swaps                                                                                        27
   Variable and Floating Rate Securities                                                                         27
   Lease Obligation Bonds                                                                                        28
   Structured Securities                                                                                         28
   Indexed Securities                                                                                            28
   Hybrid Instruments                                                                                            28
   Dollar Roll Transactions                                                                                      30
   When-Issued, Delayed Delivery and Forward Commitment Transactions                                             30
   FOREIGN INVESTMENTS                                                                                           30
   Foreign Securities                                                                                            30
   Equity and Debt Securities Issued or Guaranteed by Supranational Organizations                                32
   Depositary Receipts                                                                                           32
   Foreign Currency Transactions                                                                                 32
   Forward Currency Contracts                                                                                    32
   Options on Foreign Currencies                                                                                 34
   Currency Management                                                                                           34
   Exchange Rate-related Securities                                                                              35
   OTHER INVESTMENT PRACTICES AND RISKS                                                                          35
   Repurchase Agreements                                                                                         35
   Reverse Repurchase Agreements                                                                                 36
   Other Investment Companies                                                                                    36
     Standard & Poor's Depositary Receipts                                                                       36
     iShares MSCI Index Shares                                                                                   37
     Exchange Traded Funds ("ETFs")                                                                              37
   Short Sales                                                                                                   37
   Short Sales Against the Box                                                                                   37
   Illiquid Securities                                                                                           37
   Restricted Securities                                                                                         38
   Borrowing                                                                                                     38
   Lending Portfolio Securities                                                                                  38
   Real Estate Investment Trusts                                                                                 39
     Risks Associated with the Real Estate Industry                                                              39
   Hard Asset Securities                                                                                         40
   Small Companies                                                                                               40
   Unseasoned Companies                                                                                          40
   Strategic Transactions                                                                                        40
   Special Situations                                                                                            41
   Internet and Internet-Related Companies                                                                       41
   Risk Considerations Regarding the Internet Industry                                                           41
   Temporary Defensive Investments                                                                               42
INVESTMENT RESTRICTIONS                                                                                          42
   FUNDAMENTAL INVESTMENT RESTRICTIONS                                                                           42
     For UBS U.S. Balanced, FMR(SM) Diversified Mid Cap, Janus Growth and Income and Janus Special Equity:       42
     For Mercury Fundamental Growth, Van Kampen Global Franchise, Mercury Focus Value, Van Kampen Equity Growth,
     JPMorgan Small Cap Equity, Goldman Sachs Internet Tollkeeper(SM) and International:                         43
     For T. Rowe Price Equity Income, T. Rowe Price Capital Appreciation, Limited Maturity Bond, Hard Assets,
     Van Kampen Real Estate, Jennison Equity Opportunities, Van Kampen Growth and Income, Eagle Asset Capital
     Appreciation, AIM Mid Cap Growth, Capital Guardian Small Cap and Capital Guardian Managed Global:           43
     For MFS Total Return, MFS Research Portfolio, MFS Mid Cap Growth and PIMCO Core Bond:                       45
     For Marsico Growth:                                                                                         46
     For Alliance Mid Cap Growth:                                                                                47


                                       ii
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
     For Developing World:                                                                                       48
     For Salomon Brothers Investors                                                                              49
     For Capital Guardian Large Cap Value:                                                                       49
     For Salomon Brothers All Cap:                                                                               50
   NON-FUNDAMENTAL INVESTMENT RESTRICTIONS                                                                       51
     For Limited Maturity Bond:                                                                                  51
     For Van Kampen Real Estate:                                                                                 52
     For UBS U.S. Balanced, FMR(SM) Diversified Mid Cap, Janus Growth and Income and Janus Special Equity:       53
     For Marsico Growth, Mercury Fundamental Growth, Mercury Focus Value, Van Kampen Global Franchise,
     Van Kampen Equity Growth, Julius Baer Foreign, JPMorgan Small Cap Equity, and International:                54
     For Van Kampen Growth and Income, Eagle Asset Capital Appreciation, AIM Mid Cap Growth and Capital Guardian
     Small Cap:                                                                                                  54
     For Van Kampen Growth and Income, AIM Mid Cap Growth, and Capital Guardian Small Cap:                       55
     For Capital Guardian Managed Global:                                                                        55
     For MFS Total Return, MFS Research  and MFS Mid Cap Growth :                                                55
     For PIMCO Core Bond:                                                                                        55
     For Marsico Growth:                                                                                         55
     For Alliance Mid Cap Growth:                                                                                56
     For Developing World:                                                                                       56
     For Salomon Brothers Investors:                                                                             57
     For Capital Guardian Large Cap Value:                                                                       57
     For Goldman Sachs Internet Tollkeeper(SM) :                                                                 58
   NON-FUNDAMENTAL INVESTMENT POLICIES                                                                           58
     Alliance Mid Cap Growth                                                                                     58
     Capital Guardian Small Cap                                                                                  59
     PIMCO Core Bond                                                                                             59
     FMR(SM) Diversified Mid Cap                                                                                 59
     Van Kampen Equity Growth                                                                                    59
     T. Rowe Price Equity Income                                                                                 59
     Jennison Equity Opportunities                                                                               59
     Hard Assets                                                                                                 59
     International                                                                                               59
     Goldman Sachs Internet Tollkeeper(SM)                                                                       59
     Janus Special Equity                                                                                        59
     JPMorgan Small Cap Equity                                                                                   59
     Capital Guardian Large Cap Value                                                                            59
     Limited Maturity Bond                                                                                       59
     MFS Mid Cap Growth                                                                                          60
     Van Kampen Real Estate                                                                                      60
     AIM Mid Cap Growth                                                                                          60
     Eagle Asset Capital Appreciation                                                                            60
MANAGEMENT OF THE TRUST                                                                                          60
   Share Ownership Policy                                                                                        68
   Trustees' Portfolio Equity Ownership Positions                                                                68
   Board Committees                                                                                              68
   Frequency of Board Meetings                                                                                   69
   Compensation of Trustees                                                                                      69
   Ownership of Shares                                                                                           75
   Control Persons and Principal Shareholders                                                                    76
   the Management Agreement                                                                                      77
   Portfolio Managers                                                                                            83
   Distribution of Trust Shares                                                                                  89
   Shareholder Service and Distribution Plan                                                                     89
   Code of Ethics                                                                                                91
   Proxy Voting Procedures                                                                                       91
PORTFOLIO TRANSACTIONS AND BROKERAGE                                                                             91


                                       iii
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
   Investment Decisions                                                                                          91
   Brokerage and Research Services                                                                               91
   Portfolio Turnover                                                                                            95
NET ASSET VALUE                                                                                                  96
PERFORMANCE INFORMATION                                                                                          97
TAXES                                                                                                           101
OTHER INFORMATION                                                                                               103
   Capitalization                                                                                               103
   Voting Rights                                                                                                104
   Purchase of Shares                                                                                           104
   Redemption of Shares                                                                                         104
   Exchanges                                                                                                    105
   Custodian                                                                                                    105
   Independent Auditors                                                                                         105
   Legal Counsel                                                                                                105
   Registration Statement                                                                                       105
   Financial Statements                                                                                         105
APPENDIX A: DESCRIPTION OF BOND RATINGS                                                                          Ai
   DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:                                 Ai
   DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:                                                   Ai
   DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:                                                            Aii
   SPECULATIVE GRADE                                                                                            Aii
   DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:         Aii
   DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL PAPER:                        Aiii
APPENDIX B- PROXY VOTING PROCEDURES                                                                              Bi


                                       iv
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                                  INTRODUCTION


        This SAI is designed to elaborate upon information contained in the Prospectuses for the Class R Shares of the Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectuses and are interested in a more detailed explanation of certain aspects of certain of the Portfolios' securities and some investment techniques. Some of the Portfolios' investment techniques are described only in the Prospectuses and are not repeated in this SAI. Unless otherwise noted, a portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectus or this SAI that the Investment Adviser or Manager (the "Manager") or portfolio manager ("Portfolio Manager" or "Portfolio Managers") reasonably believes is compatible with the investment objective and policies of that Portfolio. Net assets are assets in each portfolio, minus any liabilities. Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectuses. Terms not defined herein have the meanings given them in the Prospectuses.


                                     HISTORY


   The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust, dated August 3, 1988, as an open-end management investment company and currently consists of 40 investment portfolios. The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions (individually, a "Portfolio" and collectively, the "Portfolios"). The Trust currently has authorized the following 38 Portfolios: ING Salomon Brothers All Cap Portfolio ("Salomon Brothers All Cap"), ING UBS U.S. Balanced Portfolio ("UBS U.S. Balanced"), ING Alliance Mid Cap Growth Portfolio ("Alliance Mid Cap Growth"), ING Capital Guardian Small Cap Portfolio ("Capital Guardian Small Cap"), ING PIMCO Core Bond Portfolio ("PIMCO Core Bond"), ING Developing World Portfolio ("Developing World"), ING FMR(SM) Diversified Mid Cap Portfolio ("FMR(SM) Diversified Mid Cap"), ING Van Kampen Equity Growth Portfolio ("Van Kampen Equity Growth"), ING T. Rowe Price Equity Income Portfolio ("T. Rowe Price Equity Income"), ING Jennison Equity Opportunities Portfolio ("Jennison Equity Opportunities"), ING Mercury Focus Value Portfolio ("Mercury Focus Value"), ING T. Rowe Price Capital Appreciation Portfolio ("T. Rowe Price Capital Appreciation"), ING Mercury Fundamental Growth Portfolio ("Mercury Fundamental Growth"), ING Van Kampen Global Franchise Portfolio ("Van Kampen Global Franchise"), ING Marsico Growth Portfolio ("Marsico Growth"), ING Hard Assets Portfolio ("Hard Assets"), ING Julius Baer Foreign Portfolio ("Julius Baer Foreign"), ING International Portfolio ("International"), ING Goldman Sachs Internet Tollkeeper(SM) Portfolio ("Goldman Sachs Internet Tollkeeper(SM)"), ING Salomon Brothers Investors Portfolio ("Salomon Brothers Investors"), ING JPMorgan Small Cap Equity Portfolio ("JPMorgan Small Cap Equity"), ING Legg Mason Value Portfolio ("Legg Mason Value," formerly, ING Janus Growth and Income Portfolio), ING Capital Guardian Large Cap Value Portfolio ("Capital Guardian Large Cap Value"), ING Limited Maturity Bond Portfolio ("Limited Maturity Bond"), ING Liquid Assets Portfolio, ING Capital Guardian Managed Global Portfolio ("Capital Guardian Managed Global"), ING MFS Mid Cap Growth Portfolio ("MFS Mid Cap Growth"), ING Van Kampen Real Estate Portfolio ("Van Kampen Real Estate"), ING MFS Research Portfolio ("MFS Research"), ING Janus Special Equity Portfolio ("Janus Special Equity"), ING AIM Mid Cap Growth Portfolio ("AIM Mid Cap Growth"), ING MFS Total Return Portfolio ("MFS Total Return"), ING Eagle Asset Capital Appreciation Portfolio ("Eagle Asset Capital Appreciation," formerly, ING Eagle Asset Value Equity Portfolio), ING Van Kampen Growth and Income Portfolio ("Van Kampen Growth and Income"), ING Stock Index Portfolio, ING PIMCO High Yield Portfolio, ING American Funds Growth Portfolio, ING American Funds International Portfolio, and ING American Funds Growth-Income Portfolio. The ING Liquid Assets, ING Stock Index, ING PIMCO High Yield, ING American Funds Growth, ING American Funds International, and ING American Funds Growth-Income Portfolios do not offer Class R shares and therefore are not offered through this SAI. As of August 1, 2003, only the MFS Total Return, T. Rowe Price Capital Appreciation, ING Janus Growth and Income, ING JPMorgan Small Cap Equity, Marsico Growth, Mercury Fundamental Growth, T. Rowe Price Equity Income, and Van Kampen Growth and Income Portfolios

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are offered for sale. The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies, and restrictions.

   On January 31, 1992, the name of the Trust was changed to The GCG Trust. Prior to that date, the name of the Trust was The Specialty Managers Trust. Effective May 1, 2003, the name of the Trust changed to ING Investors Trust.

        Each of Hard Assets, Janus Special Equity, JPMorgan Small Cap Equity, Salomon Brothers All Cap, Van Kampen Global Franchise and Van Kampen Real Estate Portfolios is a "non-diversified company," as such term is defined for purposes of the Investment Company Act of 1940 (the "1940 Act"). Each of the Trust's other Portfolios is a "diversified company" within the meaning of that term under the 1940 Act. The 1940 Act generally requires that, with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer. When compared with a diversified company, a non-diversified company may invest a greater portion of its assets in a particular issuer, and, therefore, has a greater exposure to the risk of poor earnings or losses by an issuer.

               DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

FIXED INCOME INVESTMENTS
U.S. GOVERNMENT SECURITIES

        U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury. Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, described in the section on "Mortgage-Backed Securities," and Federal Housing Administration debentures). In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full.

        Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Mortgage Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks.

        Certain Portfolios may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES

        The Goldman Sachs Internet Tollkeeper(SM) and PIMCO Core Bond may invest in custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATs").

   The custodial receipts and trust certificates in which Goldman Sachs Internet Tollkeeper(SM) and PIMCO Core Bond may invest may be underwritten by securities dealers or banks representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities, municipal securities or other types of securities in which the Portfolio may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuer of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Each Portfolio may also invest in separately issued interests in custodial receipts and trust certificates.

        Although under the terms of a custodial receipt a Portfolio would be typically authorized to assert its rights directly against the issuer of the underlying obligation, a Portfolio could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, a Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if a Portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is

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determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

        Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer's credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

CORPORATE DEBT SECURITIES

        Certain Portfolios may invest in corporate debt securities, as stated in the Portfolios' investment objectives and policies in the Prospectuses or in this SAI. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. Some Portfolios may invest only in debt securities that are investment grade, i.e., rated BBB or better by Standard & Poor's Rating Corporation ("Standard & Poor's" or "S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's"), or, if not rated by Standard & Poor's or Moody's, of equivalent quality as determined by the Portfolio Manager.

        The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There is also a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.


        New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Portfolio will not accrue any income on these securities prior to delivery. The Portfolio will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.


        Moody's or Standard and Poor's do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the Portfolio Manager.

HIGH YIELD BONDS

        "High Yield Bonds" (commonly referred to as "junk bonds"), are bonds rated lower than Baa by Moody's or BBB by Standard & Poor's, or, if not rated by Moody's or Standard & Poor's, of equivalent quality. In general, high yield bonds are not considered to be investment grade and investors should consider the risks associated with high yield bonds before investing in a Portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

        Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Many of the outstanding high yield bonds have not endured a lengthy business recession. A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. Analysis of the creditworthiness of issuers of debt securities, and the ability of a Portfolio to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher quality bonds.

        High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Portfolio may incur additional expenses to seek recovery. In the case of high yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. There are also special tax considerations associated with investing in high yield securities structured as zero-coupon or pay-in-kind securities.

        The secondary market in which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Portfolio could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Portfolio's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

        There are also certain risks involved in using credit ratings for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to reflect subsequent events.

BRADY BONDS

        "Brady Bonds," are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds are not considered U.S. government securities and are considered speculative. Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and are actively traded in the over-the-counter secondary market.

        Certain Brady Bonds may be collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds. Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation's reserves. Although Brady Bonds may be collateralized by U.S. government securities, the U.S. government does not guarantee the repayment of principal and interest. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Portfolio might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady Bonds held by the Portfolio.

BANKING INDUSTRY AND SAVINGS INDUSTRY OBLIGATIONS

        Certain Portfolios may invest in (1) certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and in (2) certificates of deposit, time deposits, and other short-term debt obligations issued by savings and loan associations ("S&Ls"). Some Portfolios may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and some Portfolios also may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated. See "Foreign Securities" discussion in this SAI for further information regarding risks attending investment in foreign securities.

        Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. A Portfolio will not invest in fixed-time deposits
(1) which are not subject to prepayment or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Portfolio, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

        Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

        Certain of the Portfolios invest only in bank and S&L obligations as specified in that Portfolio's investment policies. Other Portfolios will not invest in obligations issued by a commercial bank or S&L unless:

   (i) the bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or Standard and Poor's, or, if the institution has no outstanding securities rated by Moody's or Standard & Poor's, it has, in the determination of the Portfolio Manager, similar creditworthiness to institutions having outstanding securities so rated;

   (ii) in the case of a U.S. bank or S&L, its deposits are insured by the FDIC or the Savings Association Insurance Fund ("SAIF"), as the case may be; and

   (iii)in the case of a foreign bank, the security is, in the determination of the Portfolio Manager, of an investment quality comparable with other debt securities that may be purchased by the Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

        The Capital Guardian Managed Global will not invest in obligations issued by a U.S. or foreign commercial bank or S&L unless:

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   (i)  the bank or S&L has total assets of at least $10 billion (U.S.), or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or Standard & Poor's, or, if the institution has no outstanding securities rated by Moody's or Standard & Poor's, it has, in the determination of the Portfolio Manager, similar creditworthiness to institutions having outstanding securities so rated; and

   (ii) in the case of a U.S. bank or S&L, its deposits are insured by the FDIC or the SAIF, as the case may be.

COMMERCIAL PAPER

        Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

        All of the Portfolios may invest in commercial paper (including variable rate master demand notes and extendable commercial notes ("ECN")), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations. Unless otherwise indicated in the investment policies for a Portfolio, it may invest in commercial paper (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody's or A-1 or A-2 by Standard & Poor's; (ii) if not rated by either Moody's or Standard & Poor's, issued by a corporation having an outstanding debt issue rated A or better by Moody's or Standard & Poor's; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which a Portfolio may invest.

        Variable rate master demand notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded. However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the Portfolio Manager will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Portfolio Manager also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's; the Portfolio may invest in them only if the Portfolio Manager believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Portfolio may invest. Master demand notes are considered by the Portfolio to have a maturity of one day, unless the Portfolio Manager has reason to believe that the borrower could not make immediate repayment upon demand. See the Appendix for a description of Moody's and Standard & Poor's ratings applicable to commercial paper. For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the 1933 Act as part of a private placement that meets liquidity standards under procedures adopted by the Board shall not be considered to be restricted.

SOVEREIGN DEBT

        Certain Portfolios may invest in sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Portfolios may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but also are subject to greater risk than higher rated securities. PIMCO Core Bond may invest in such securities rated B, subject to a maximum of 10% in securities rated Ba and B.

        Investment in sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International

                                        7
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Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by a Portfolio or its investors.

        Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which a Portfolio may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high yield bonds) and subject to many of the same risks as such securities. A Portfolio may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Portfolio may have limited legal recourse against the issuer or guarantor, if any. Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.

        The issuers of the government debt securities in which a Portfolio may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements. Further, in the event of a default by a governmental entity, a Portfolio may have few or no effective legal remedies for collecting on such debt.

MORTGAGE-BACKED SECURITIES.

   The Portfolios may invest only in those mortgage-backed securities that meet their credit quality and portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property.

        Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, a Portfolio may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking" in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.


COMMERCIAL MORTGAGE-BACKED SECURITIES.

        Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-or-asset backed securities.


STRIPPED MORTGAGE-BACKED SECURITIES.

   Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in,

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mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

        SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

        Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Portfolio's limitations on investment in illiquid securities.

        COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS).

   A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

        CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

        In a typical CMO transaction, a corporation ("issuer") issues multiple portfolios (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The portfolio A, B, and C Bonds all bear current interest. Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

        Certain Portfolios may invest in foreign mortgage-related securities. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

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        AGENCY MORTGAGE SECURITIES.

   The Portfolios may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

        GNMA CERTIFICATES.

   Government National Mortgage Association ("GNMA") certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

        Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Mortgage-backed securities issued by GNMA are described as "modified pass-through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities, such as those of the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

        Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose a Portfolio to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

        FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS.

   Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA also issues REMIC Certificates, which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. government.

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        FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA conventional (i.e., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/servicers which include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions, and mortgage bankers. FHLMC, a corporate instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default. PCs are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

        PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES.

   Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign S&Ls, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

        These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

        FOREIGN-RELATED MORTGAGE SECURITIES.

   The International may invest in foreign-related mortgage securities. Foreign-related mortgage securities are interests in pools of mortgage loans made to residential buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These mortgage loans operate similar to those in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience and maturities of loans.

        ASSET-BACKED SECURITIES.


   Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Portfolio's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Portfolio must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates. In the case of privately-issued mortgage-related and asset-backed securities, the Portfolios take the position that such instruments do not represent interests in any particular industry or group of industries.


                                       11
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        Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.


   Asset-backed securities include Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

   Asset-backed securities also include Aircraft Lease Receivables ("ALRs"). ALRs are generally structured as a pass-through trust, a special purpose vehicle. The aircrafts are sold to the trust and the trust will issue several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately. The trust owns the aircrafts and leases them to the airline companies. Unlike the receivables backed by loans or securities, the aircraft lease receivables are not as sensitive to changes in interest rates. However, the aircrafts lease receivables may entail a higher risk because of the underlying assets. Aircrafts are expensive to maintain, operate, and difficult to sell. In addition, the aircrafts are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.

   Asset-backed securities can also include collateralized putable notes ("CPNs"). CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty. CPN are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

COLLATERALIZED DEBT OBLIGATIONS

        PIMCO Core Bond may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

        For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

                                       12
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        The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.


        SUBORDINATED MORTGAGE SECURITIES.

   Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which certain Portfolios may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

        The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

        In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

        Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

        Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full. The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the trust.

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        A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

        A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Portfolio by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Portfolio would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

        A Portfolio Manager will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Portfolio Manager has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. The Portfolio seeks opportunities to acquire subordinated residential mortgage securities where, in the view of the Portfolio Manager, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Portfolio Manager will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

        Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

        A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

        The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

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        Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service's duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

        The mortgage pool is administered by a master service who (a) establishes requirements for each service, (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements, and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

        LOAN PARTICIPATIONS

        PIMCO Core Bond and UBS U.S. Balanced may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolios may participate in such syndications, or can buy part of a loan, becoming a part lender. The participation interests in which the Portfolios intend to invest may not be rated by any nationally recognized rating service.

        When purchasing loan participations, the Portfolios assume the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary. Unless, under the terms of a loan or other indebtedness a Portfolio has direct recourse against a borrower, the Portfolio may have to rely on the interposed agent bank or other financial intermediary to apply appropriate credit remedies against the borrower. In the event that an agent bank or financial intermediary becomes insolvent, the Portfolio might incur costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.

        Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected. If a loan is collateralized, there can be no assurance that liquidating the collateral would satisfy the corporate borrower's obligation or that the collateral can be liquidated. If a Portfolio invests in loan participations with poor credit quality, the Portfolio bears a substantial risk of losing the entire amount invested. Investments in loans through a direct assignment of a financial institution's interests with respect to the loan may involve additional risks to the Portfolios. For example, if a loan is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

        Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. The valuation of illiquid indebtedness involves a greater degree of judgment in determining a Portfolio's net asset value than if that value were based on available market quotations, and could result in significant variations in the Portfolio's daily share price.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

        PIMCO Core Bond may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Portfolio is committed to advance additional funds, it will at all

                                       15
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times segregate assets, determined to be liquid by the Portfolio Manager in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments. PIMCO Core Bond may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. A Portfolio will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Portfolio's limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Portfolio's investment restriction relating to the lending of funds or assets.

ZERO-COUPON AND PAY-IN-KIND BONDS

        Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and pay-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

        The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other Portfolio securities to satisfy a Portfolio's distribution obligations.

EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS

        Certain Portfolios may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S.issuers. See "Foreign Investments."

INFLATION-INDEXED BONDS

        Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

   The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

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EVENT-LINKED BONDS

        "Event-linked bonds" are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, a Portfolio may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. Event-linked bonds may also expose the Portfolio to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.


GUARANTEED INVESTMENT CONTRACTS

Guaranteed investment contracts ("GICs") are issued by insurance companies. Pursuant to such contracts, a Portfolio makes cash contributions to a deposit Portfolio of the insurance company's general account. The insurance company then credits to the Portfolio on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit Portfolio. In addition, because a Portfolio may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by a Portfolio which are not readily marketable, will not exceed the allowable limit for illiquid securities. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

CREDIT-LINKED NOTES

A credit-linked note ("CLN") is generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Portfolio in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased for any Portfolio in accordance to the Portfolio's investment objective, including the VP Money Market Portfolio. The CLN's price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The Portfolio cannot assure that it can implement a successful strategy regarding this type of investments.

TRUST-PREFERRED SECURITIES

Trust-preferred securities, also known as trust-issued securities, are securities that have the characteristics of both debt and equity instruments. Generally, trust preferred securities are cumulative preferred stock issued by a trust that is wholly owned by a financial institution, usually, a bank holding company. The financial institution creates the trust and will subsequently own the trust's common securities, which represents three percent of the trust's assets. The remaining 97% of the trust's assets consists of trust-preferred securities, which are then sold to investors. The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution. The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the Portfolios received to make dividend payments to the holders of the trust-preferred securities. The

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primary advantage for this particular structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (i.e., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

In certain instances, the structure involves more than more than one financial institution and thus, more than one trust. In this pooled offering, a separate trust is created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions. Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

In identifying the risks associated with trust-preferred securities, the Manager or Portfolio Manager will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than to issue the trust-preferred securities. If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Portfolio.


EQUITY INVESTMENTS
COMMON STOCK AND OTHER EQUITY SECURITIES

        Common stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives a Portfolio the right to vote on measures affecting the company's organization and operations.

        Certain of the Portfolios may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. In selecting equity investments for a Portfolio, the Portfolio Manager will generally invest the Portfolio's assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

PREFERRED STOCK

        Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

CONVERTIBLE SECURITIES

        A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.


        Certain Portfolios may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the Portfolio to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Portfolio will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

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WARRANTS

        Certain Portfolios may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company. The result of a hedging program cannot be foreseen and may cause a Portfolio to suffer losses that it would not otherwise sustain.

        Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

EURODOLLAR CONVERTIBLE SECURITIES

        Certain Portfolios may invest in Eurodollar convertible securities, which are fixed income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States. The Portfolios may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Portfolios may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

DERIVATIVES

        Certain Portfolios may invest in derivatives, which are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment.

The Portfolio's transactions in derivative instruments may include:

   - the purchase and writing of options on securities (including index options) and options on foreign currencies;

   - the purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed income securities; and

   - entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, credit default swaps (long and short) and related caps, collars, floors and swaps.

        The success of transactions in derivative instruments depends on the Portfolio Manager's judgment as to their potential risks and rewards. Use of these instruments exposes a Portfolio to additional investment risks and transaction costs. If the Portfolio Manager incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Portfolio's return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include: adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. A Portfolio could experience losses if the prices of its derivative positions correlate poorly with those of its other investments. The loss from investing in derivative instruments is potentially unlimited.

        Certain Portfolios may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the Portfolio Manager's judgment about fluctuations in securities

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prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with a Portfolio's investments, the use of derivatives could result in a loss to the Portfolio and may, in turn, increase the Portfolio's volatility. In addition, in the event that non-exchange traded derivatives are used, they could result in a loss if the counterparty to the transaction does not perform as promised.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
        GENERAL DESCRIPTION OF FUTURES CONTRACTS.

   A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place. Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date. Where a Portfolio has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Where a Portfolio has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss.

        INTEREST RATE FUTURES CONTRACTS.

   An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

        A Portfolio may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities. As a hedging strategy a Portfolio might employ, a Portfolio would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable a Portfolio to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which a Portfolio intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Portfolio or avoided by taking delivery of the debt securities under the futures contract.

        A Portfolio would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by a Portfolio would be substantially offset by the ability of a Portfolio to repurchase at a lower price the interest rate futures contract previously sold. While the Portfolio could sell the long-term debt security and invest in a short-term security, ordinarily the Portfolio would give up income on its investment, since long-term rates normally exceed short-term rates.

        OPTIONS ON FUTURES CONTRACTS.

   A futures option gives a Portfolio the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by a Portfolio.

        A Portfolio may use options on futures contracts in connection with hedging strategies. Generally these strategies would be employed under the same market conditions in which a Portfolio would use put and call options on debt securities, as described hereafter in "Options on Securities and Securities Indexes."

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        STOCK INDEX FUTURES CONTRACTS.

   A "stock index" assigns relative values to the common stock included in an index (for example, the Standard & Poor's 500 Index of Composite Stocks or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

        To the extent that changes in the value of a Portfolio corresponds to changes in a given stock index, the sale of futures contracts on that index ("short hedge") would substantially reduce the risk to a Portfolio of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

   (1) when a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:

   (a)  forego possible price appreciation,

   (b) create a situation in which the securities would be difficult to repurchase, or

   (c)  create substantial brokerage commissions;

   (2) when a liquidation of a Portfolio has commenced or is contemplated, but there is, in a Portfolio Manager's determination, a substantial risk of a major price decline before liquidation can be completed; or

   (3)  to close out stock index futures purchase transactions.

        Where a Portfolio anticipates a significant market or market sector advance, the purchase of a stock index futures contract ("long hedge") affords a hedge against not participating in such advance at a time when the Portfolio is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:

   (1) if a Portfolio is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the Portfolio Manager to be fair value based upon the price of the stock at the time it qualified for inclusion in a Portfolio, or

   (2)  to close out stock index futures sales transactions.

        As long as required by regulatory authorities, each investing Portfolio will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading "Limitations" in this section, in order to avoid being deemed a commodity pool. For example, a Portfolio might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of a Portfolio's securities or the price of the securities which a Portfolio intends to purchase. A Portfolio's hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Portfolio's exposure to interest rate fluctuations, a Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options. See this SAI for a discussion of other strategies involving futures and futures options.

        If a purchase or sale of a futures contract is made by a Portfolio, it is required to deposit with its custodian a specified amount of cash and/or securities ("initial margin"). The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to a Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing Portfolio expects to earn interest income on its initial margin deposits.

        A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day a Portfolio pays or receives cash, called "variation margin" equal to the daily change in value of the futures contract. This process is known as "marking to market." The payment or receipt of the variation margin does not represent a borrowing or loan by a Portfolio but is settlement between a Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark-to-market its open futures positions.

        A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes. Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by a Portfolio.

        Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security, and delivery month). If an offsetting purchase price is less than the original sale price, a Portfolio realizes a capital gain, or if it is more, a Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Portfolio realizes a capital gain, or if it is less, a Portfolio realizes a capital loss. The transaction costs must also be included in these calculations.

        INVESTMENT IN GOLD AND OTHER PRECIOUS METALS.

   Some Portfolios may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals. In order to qualify as a regulated investment company under Subchapter M of the Code, each Portfolio (with the exception of Hard Assets) intends to manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of a Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income.

        Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (i.e., coins will not be purchased for their numismatic value). Any metals purchased by a Portfolio will be delivered to and stored with a qualified custodian bank. Precious metals investments do not generate interest or dividend income.

        Metal investments are considered speculative and are affected by various worldwide economic, financial, and political factors. Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals. Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada, and Australia. Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

        GOLD FUTURES CONTRACTS.

   A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time, and price. When a Portfolio purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when a Portfolio sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price. A Portfolio may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion. A Portfolio will not engage in these contracts for speculation or for achieving leverage. A Portfolio's hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

        LIMITATIONS.

   When purchasing a futures contract, a Portfolio must maintain with its custodian cash or liquid securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, a Portfolio similarly will maintain with its custodian cash and/or liquid securities (including any margin) equal to the amount such option is "in-the-money" until the option expires or is closed out by a Portfolio. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price.


        When writing a call option on a futures contract, a Portfolio will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.

        Currently, non-hedging transactions are subject to either of two alternative limitations. Under one alternative, the aggregate initial margin and premiums required to establish non-hedging positions in futures contracts and options may not exceed 5% of the fair market value of the Portfolio's net assets (after taking into account unrealized profits and unrealized losses on any such contracts). Under the other alternative, which has been established by the Commodity Futures Trading Commission ("CFTC") on a temporary basis, the notional value of non-hedging futures contracts and related options may not exceed the liquidation value of a Portfolio's portfolio (after taking into account unrealized profits and unrealized losses on any such contracts).


        In addition, the UBS U.S. Balanced and the FMR(SM) Diversified Mid Cap will not: (a) sell futures contracts, purchase put options, write call options, or enter into swap agreements if, as a result, more than 25% of a Portfolio's total assets would be hedged with futures and/or options and/or swap agreements under normal conditions; (b) purchase futures contracts, write put options, or enter into swap agreements (other than swaps entered into for hedging purposes under (a)) if, as a result, a Portfolio's total obligations upon settlement or exercise of purchased futures contracts and written put options plus the notional amount of any such swaps would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by a Portfolio would exceed 5% of a Portfolio's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

OPTIONS ON SECURITIES AND SECURITIES INDEXES
PURCHASING OPTIONS ON SECURITIES.

   An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller ("writer") of the option at a designated price during the term of the option. A Portfolio may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by a Portfolio would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, a Portfolio would continue to receive interest income on such security.

        A Portfolio may purchase call options on securities to protect against substantial increases in prices of securities a Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

        A Portfolio may purchase long-term exchange traded equity options called Long Term Equity Anticipation Securities ("LEAPs") and Buy Write Option Unitary Derivatives ("BOUNDs"). LEAPs provide the holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities' capital appreciation up to a fixed dollar amount.

RISKS OF OPTIONS TRANSACTIONS.

        The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, a Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

        There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Portfolio may be unable to close out a position. If a Portfolio cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

        Since option premiums paid or received by a Portfolio, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in a Portfolio's net asset value being more sensitive to changes in the value of the underlying securities.

WRITING COVERED CALL AND SECURED PUT OPTIONS.

   In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, a Portfolio may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

        In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, a Portfolio may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.


        Except the UBS U.S. Balanced Portfolio and FMR(SM) Diversified Mid Cap, a Portfolio may write a call or put option only if the option is "covered" or "secured" by a Portfolio holding a position in the underlying securities. This means that so long as a Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call. Alternatively, a Portfolio may maintain, in a segregated account with the Trust's custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option. A put is secured if a Portfolio maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. A Portfolio may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Portfolio.


OPTIONS ON SECURITIES INDEXES.

   A Portfolio may purchase or sell call and put options on securities indexes for the same purposes as it purchase or sells options on securities. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. When such options are written, a Portfolio is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or a Portfolio must purchase a like option of greater value that will expire no earlier than the option sold. Purchased options may not enable a Portfolio to hedge effectively against stock market risk if they are not highly correlated with the value of a Portfolio's securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

OVER-THE-COUNTER OPTIONS.

   Certain Portfolios may write or purchase options in privately negotiated domestic or foreign transactions ("OTC Options"), as well as exchange-traded or "listed" options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by a Portfolio may be considered an Illiquid Security. In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

        The staff of the Securities and Exchange Commission (the "SEC") has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of a Portfolio's assets (the "SEC illiquidity ceiling"). Except as provided below, each Portfolio intends to write over-the-counter options only with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York. OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while a Portfolio relies on the party from whom it purchases an OTC Option to perform if a Portfolio exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, a Portfolio will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.

GENERAL.

   The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

        The premium paid for a put or call option purchased by a Portfolio is recorded as an asset of a Portfolio and subsequently adjusted. The premium received for an option written by a Portfolio is included in a Portfolio's assets and an equal amount is included in its liabilities. The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

        A Portfolio may invest in futures contracts and in options on futures contracts as a hedge against changes in market conditions or interest rates. A Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS.

        There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While a Portfolio's transactions in futures may protect a Portfolio against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude a Portfolio from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in a Portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Portfolio and the hedging vehicle so that a Portfolio's return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

        There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and a Portfolio would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

        Most Portfolios will only enter into futures contracts or futures options that are standardized and traded on a U.S. exchange or board of trade, or, in the case of futures options, for which an established over-the-counter market exists. Foreign markets may offer advantages such as trading in indexes that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity markets is not regulated by the CFTC and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. A Portfolio could incur losses or lose any profits that had been realized in trading by adverse changes in the exchange rate of the currency in which the transaction is denominated. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and boards of trade and those that are not.

        The Trust reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities.

SWAPS.

        Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.

        The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether a Portfolio's use of swap agreements will be successful in furthering its investment objective will depend on a Portfolio Manager's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

        The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

        For purposes of applying a Portfolio's investment policies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by a Portfolio at market value. In the case of a credit default swap sold by a Portfolio (I.E., where a Portfolio is selling credit default protection), however, a Portfolio will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by a Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

        CREDIT DEFAULT SWAPS.

   The PIMCO Core Bond may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, a Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Portfolio would keep the stream of payments and would have no payment obligations. As the seller, a Portfolio would be subject to investment exposure on the notional amount of the swap.


        A Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case a Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to a Portfolio in the event of a default.


VARIABLE AND FLOATING RATE SECURITIES.

        Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi- annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

        Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on 7 days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

LEASE OBLIGATION BONDS.

        Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term. The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bondholders. The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default. The remedy to cure default is to rescind the lease and sell the assets. If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to a Portfolio's limit on illiquid securities.

STRUCTURED SECURITIES.

        Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Portfolio's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments.

INDEXED SECURITIES.

        Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

        Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

        The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

HYBRID INSTRUMENTS.

        Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (hereinafter "Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively "Underlying Assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including,

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but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

        Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give a Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful, and a Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

        The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

        Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

        Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

        Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet a Portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between a Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which a Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission, which generally regulates the trading of

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commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

        The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of a Portfolio. Accordingly, each Portfolio, except for the Janus Special Equity, the Marsico Growth and the Legg Mason Value, will limit its investments in Hybrid Instruments to 10% of its total assets. However, because of their volatility, it is possible that a Portfolio's investment in Hybrid Instruments will account for more than 10% of a Portfolio's return (positive or negative).

DOLLAR ROLL TRANSACTIONS.

        Certain Portfolios seeking a high level of current income may enter into dollar rolls or "covered rolls" in which a Portfolio sells securities (usually Mortgage-Backed Securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date. The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period. During the roll period, a Portfolio forgoes principal and interest paid on the securities sold at the beginning of the roll period. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, a Portfolio may or may not take delivery of the securities a Portfolio has contracted to purchase.

        A Portfolio's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by a Portfolio. "Covered rolls" are not subject to these segregation requirements. Dollar Roll Transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to a Portfolio.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS.


        All Portfolios may purchase securities on a when-issued, delayed delivery or forward commitment basis if a Portfolio holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if a Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Portfolio's other assets. Although a Portfolio could purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, a Portfolio may dispose of a when-issued or delayed delivery security prior to settlement if a Portfolio Manager deems it appropriate to do so. A Portfolio may realize short-term profits or losses upon such sales.


FOREIGN INVESTMENTS
FOREIGN SECURITIES.

        Certain Portfolios may invest in equity securities of foreign issuers, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts") which are described below. Some Portfolios may invest in foreign branches of commercial banks and foreign banks. See the "Banking Industry and Savings Industry Obligations" discussion in this SAI for further description of these securities.

        Each Portfolio (except the Developing World, Hard Assets, Janus Special Equity, Legg Mason Value, and Marsico Growth) may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country. PIMCO Core Bond may not have more than 10% of its total assets invested in securities of issuers located in emerging market companies. In addition, Hard Assets may invest up to 35% of its net assets in securities of issuers located in South Africa. A Portfolio's investments in U.S. issuers are not subject to the foreign country diversification guidelines.

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        Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

        Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since each of these Portfolios may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the Portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

        There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. A Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

        Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Portfolio's investment.

        Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it

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difficult to engage in such transactions. Settlement problems may cause a
Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that a Portfolio's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

EQUITY AND DEBT SECURITIES ISSUED OR GUARANTEED BY SUPRANATIONAL ORGANIZATIONS.

        Portfolios authorized to invest in securities of foreign issuers may invest assets in equity and debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

DEPOSITARY RECEIPTS.

        ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

        EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities.

FOREIGN CURRENCY TRANSACTIONS.

        Since certain Portfolios that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Portfolios may enter into foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.

FORWARD CURRENCY CONTRACTS.

   Certain Portfolios may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Portfolio might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the

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dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

        A Portfolio will engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. A Portfolio might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar. Similarly, it might purchase a currency forward to "lock in" the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

        A Portfolio may enter into forward foreign currency contracts in two circumstances. When a Portfolio enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Portfolio may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

        Second, when the Portfolio Manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in or exposed to such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. None of the Portfolios will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency.

        None of the Portfolios will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency, unless the Portfolio covers the excess with sufficient segregated assets. At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

        It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Portfolio is obligated to deliver.

        If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

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        Forward contracts are not traded on regulated commodities exchanges.
There can be no assurance that a liquid market will exist when a Portfolio seeks to close out a forward currency position, and in such an event, a Portfolio might not be able to effect a closing purchase transaction at any particular time. In addition, a Portfolio entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction. The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

OPTIONS ON FOREIGN CURRENCIES.

        A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. A Portfolio may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

        A Portfolio may employ hedging strategies with options on currencies before the Portfolio purchases a foreign security denominated in the hedged currency that the Portfolio anticipates acquiring, during the period the Portfolio holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received.

        In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option on a "surrogate" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency is a currency that can act, for hedging purposes, as a substitute for a particular currency because the surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

        A Portfolio uses foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Portfolios to reduce foreign currency risk using such options.

        As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. A Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

CURRENCY MANAGEMENT.

        A Portfolio's flexibility to participate in higher yielding debt markets outside of the United States may allow the Portfolios to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When a Portfolio invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Portfolio's share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Portfolio is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying a Portfolio's investments should help increase the net asset value of the Portfolio. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which a Portfolio's securities are denominated will generally lower the net asset value of the Portfolio. The Portfolio Manager attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging

                                       34
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will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to a Portfolio.

EXCHANGE RATE-RELATED SECURITIES.

        Certain of the Portfolios may invest in securities that are indexed to certain specific foreign currency exchange rates. The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security. A Portfolio will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due. The staff of the SEC is currently considering whether a mutual fund's purchase of this type of security would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, pending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.

        Investment in exchange rate-related securities entails certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

OTHER INVESTMENT PRACTICES AND RISKS
REPURCHASE AGREEMENTS.

        All Portfolios may invest in repurchase agreements. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Portfolio is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

        The Portfolio Manager monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Portfolio. The Portfolio Manager, in accordance with procedures established by the Board of Trustees, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Portfolio enters into repurchase agreements.

        A Portfolio may engage in repurchase transactions in accordance with guidelines approved by the Board of Trustees of the Trust, which include monitoring the creditworthiness of the parties with which a Portfolio engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

        A Portfolio may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Portfolio's limitation of 15% of the net assets of the Portfolio on investing in illiquid securities. If the seller should become bankrupt or default on its obligations to repurchase the securities, a Portfolio may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if

                                       35
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the value of the securities should decline. A Portfolio also might incur disposition costs in connection with liquidating the securities.

REVERSE REPURCHASE AGREEMENTS.

        A reverse repurchase agreement involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price. A Portfolio will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. A Portfolio typically will segregate assets determined to be liquid by the Portfolio Manager to cover its obligations under reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements for which assets are not segregated are described above and may be considered to be borrowings by the seller; accordingly, a Portfolio will limit its investments in uncovered reverse repurchase agreements consistent with the borrowing limits applicable to the Portfolio. See "Borrowing" for further information on these limits. The use of reverse repurchase agreements by a Portfolio creates leverage, which increases a Portfolio's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case. The Goldman Sachs Internet Tollkeeper(SM), Van Kampen Real Estate, and Van Kampen Global Franchise Portfolios may not invest in reverse repurchase agreements.

OTHER INVESTMENT COMPANIES.


        All Portfolios may invest in shares issued by other investment companies to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC and except that this restriction does not apply to securities received or acquired as dividends through offers of exchange or as a result of re-organization, consolidation or merger. The Developing World, Goldman Sachs Internet Tollkeeper(SM), Jennison Equity Opportunities, AIM Mid Cap Growth, International, Legg Mason Value, Janus Special Equity Portfolio, and Eagle
Asset Capital Appreciation may invest in shares of certain types of investment companies referred to as "SPDRs" and/or "iShares, as defined below. Certain Portfolios may invest in Exchange Traded Funds ("ETFs"), as defined below. A Portfolio is limited in the degree to which it may invest in shares of another investment company in that it may not, at the time of the purchase, (1) acquire more than 3% of the outstanding voting shares of the investment company, (2) invest more than 5% of the Portfolio's total assets in the investment company, or (3) invest more than 10% of the Portfolio's total assets in all investment company holdings. As a shareholder in any investment company, a Portfolio will bear its ratable share of the investment company's expenses, including management fees in the case of a management investment company. The T. Rowe Price Equity Income and T. Rowe Price Capital Appreciation may, however, invest in shares of the T. Rowe Price Reserve Investment and Government Reserve Investment Funds; the Janus Special Equity, and Legg Mason Value may invest in shares of Janus' Money Market Funds and the FMRSM Diversified Mid Cap may invest in shares of Fidelity Money Market Funds pursuant to the receipt of SEC exemptive orders. Other Portfolios may invest in shares issued by other investment companies to the extent permitted by the 1940 Act. The International may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies.


        STANDARD & POOR'S DEPOSITARY RECEIPTS.


        Each of the Goldman Sachs Internet Tollkeeper(SM), Jennison Equity Opportunities, Legg Mason Value, Janus Special Equity, AIM Mid Cap
Growth, and Eagle Asset Capital Appreciation Portfolios may, consistent with its investment policies, purchase Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are securities traded on the American Stock Exchange ("AMEX") that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500.


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        iSHARES MSCI INDEX SHARES.


        The Developing World, Goldman Sachs Internet Tollkeeper(SM), Jennison Equity Opportunities, Legg Mason Value, Janus Special Equity, AIM Mid Cap
Growth and International Portfolios may also invest in iShares MSCI Index Shares ("iShares") (formerly known as World Equity Benchmark Shares ("WEBS")). WEBS were a form of exchange-traded fund traded on the AMEX. They were re-named iShares MSCI Index Shares on March 15, 2000. iShares track the performance of several international equity indexes. Each country index series invests in an optimized portfolio of common stocks based on that country's Morgan Stanley Capital International benchmark country index. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of the Portfolio's shares could also be substantially and adversely affected. If such disruptions were to occur, the Portfolio could be required to reconsider the use of iShares as part of its investment strategy. (See "Exchange Traded Funds").


        EXCHANGE TRADED FUNDS ("ETFS").

        ETFs are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

SHORT SALES.

        A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in market price. A Portfolio may make short sales to offset a potential decline in a long position or a group of long positions, or if the Portfolio Manager believes that a decline in the price of a particular security or group of securities is likely. The Goldman Sachs Internet Tollkeeper(SM), Van Kampen Real Estate, and Van Kampen Global Franchise Portfolios may not invest in short sales.

        The Portfolio's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker. A Portfolio is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

SHORT SALES AGAINST THE BOX.

        A short sale "against the box" is a short sale where, at the time of the short sale, the Portfolio owns or has the immediate and unconditional right, at no added cost, to obtain the identical security. A Portfolio would enter into such a transaction to defer a gain or loss for Federal income tax purposes on the security owned by the Portfolio. Short sales against the box are not subject to the percentage limitations on short sales described in the Prospectus.

ILLIQUID SECURITIES.

        Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when a Portfolio Manager might wish to sell, and these securities could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Portfolios to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio could realize upon disposition. Because of the nature of these securities, a considerable period of time may elapse between a Portfolio's decision to dispose of these securities and the time when a Portfolio is able to dispose of them, during which time the value of the securities could decline. Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Trust's Board of Trustees.

RESTRICTED SECURITIES.

        Each Portfolio may also purchase securities that are not registered under the Securities Act of 1933 ("1933 Act") ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). The Trust's Board of Trustees, based upon information and recommendations provided by the Portfolio Manager, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. The Board of Trustees has adopted guidelines and has delegated to the Portfolio Manager the daily function of determining and monitoring the liquidity of Rule 144A securities. The Board, however, has retained sufficient oversight and is ultimately responsible for the determinations. This investment practice could have the effect of decreasing the level of liquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the investment Portfolio. Subject to the limitation on investments in illiquid investments and subject to the diversification requirements of the Code, the Portfolios may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Portfolios' inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of QIBs. Some 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s). Once the issuer registers the security, it can be traded freely without any legal constrains. Other 144A securities do not have registration rights attached when first issued. As such, these securities can only be bought from and sold to "QIBs." Nonetheless, a small market exists for trading 144A securities. The Portfolio may not be able to sell these securities when the Portfolio Manager wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

BORROWING.


        Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Portfolio's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Portfolio's shares. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

        Reverse repurchase agreements will be included as borrowing. Securities purchased on a when-issued or delayed delivery basis will not be subject to a Portfolio's borrowing limitations to the extent that a Portfolio establishes and maintains liquid assets in a segregated account with the Trust's custodian (or earmark liquid assets on its records) equal to the Portfolio's obligations under the when-issued or delayed delivery arrangement.


LENDING PORTFOLIO SECURITIES.


        For the purpose of realizing additional income, certain Portfolios may make secured loans of portfolio securities up to 33 1/3% of its total assets (excluding debt securities and repurchase agreements for which the this limitation does not apply). Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Portfolio's investment program. While the securities are being lent, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Portfolio has a right to call each loan and obtain the securities on five-business day's notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Portfolio will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will not be made unless, in the judgment of the Portfolio Manager, the consideration to be earned from such loans would justify the risk.


REAL ESTATE INVESTMENT TRUSTS.

        REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. A Portfolio will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Portfolio.

        RISKS ASSOCIATED WITH THE REAL ESTATE INDUSTRY.

   Although a Portfolio that invests in REITs does not invest directly in real estate, it does invest primarily in real estate equity securities and may concentrate its investments in the real estate industry, and, therefore, an investment in the Portfolio may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others:

   -   possible declines in the value of real estate;

   -   adverse general or local economic conditions;

   -   possible lack of availability of mortgage funds;

   -   overbuilding;

   -   extended vacancies of properties;

   -   increases in competition, property taxes and operating expenses;

   -   changes in zoning or applicable tax law;

   - costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;

   -   casualty or condemnation losses;

   -   uninsured damages from floods, earthquakes or other natural disasters;

   -   limitations on and variations in rents; and

   -   unfavorable changes in interest rates.

        In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

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

HARD ASSET SECURITIES.

        The production and marketing of hard assets or global resources may be affected by actions and changes in governments. In addition, hard asset companies and securities of hard asset companies may be cyclical in nature. During periods of economic or financial instability, the securities of some hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Securities of hard asset companies may also experience greater price fluctuations than the relevant hard asset. In periods of rising hard asset prices, such securities may rise at a faster rate, and, conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.

SMALL COMPANIES.

        Certain of the Portfolios may invest in small companies, some of which may be unseasoned. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Portfolio may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

        Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Portfolio to dispose of such securities may be greatly limited, and a Portfolio may have to continue to hold such securities during periods when the Portfolio Manager would otherwise have sold the security. It is possible that the Portfolio Manager or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than a Portfolio which it manages.

UNSEASONED COMPANIES.

        Certain Portfolios, including the FMR(SM) Diversified Mid Cap, Jennison Equity Opportunities, AIM Mid Cap Growth, Capital Guardian Small Cap, Capital Guardian Managed Global, Janus Special Equity, Legg Mason Value, and
Goldman Sachs Internet Tollkeeper(SM), may invest in companies (including predecessors) which have been in operation for less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

STRATEGIC TRANSACTIONS.

        Subject to the investment limitations and restrictions for each of the Portfolios as stated elsewhere in this SAI, certain of the Portfolios may, but are not required to, utilize various investment strategies as described herein to hedge various market risks, to manage the effective maturity or duration of fixed income securities, or to seek potentially higher returns Utilizing these investment strategies, the Portfolio may purchase and sell, to the extent not otherwise limited or restricted for such Portfolios, exchange-listed and over-the-counter put and call on securities, equity and fixed income indexes and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various Interest Rate Transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

        Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Portfolios resulting from securities markets or currency exchange rate fluctuations, to protect the Portfolio's unrealized gains in the value of its Portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the CFTC. Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Portfolio to utilize these Strategic Transactions successfully will depend on the Portfolio Manager's ability to predict, which cannot be assured, pertinent market movements. The Portfolio will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or Portfolio management purposes.

SPECIAL SITUATIONS.

        A special situation arises when, in the opinion of the Portfolio Manager, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

INTERNET AND INTERNET-RELATED COMPANIES.

        Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development. As a result, Internet and Internet-related companies are exposed to the risk of rapid product obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services and securities of Internet and Internet-related companies. Internet and Internet-related companies may also produce or use products or services that prove commercially unsuccessful. In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic alliances, frequent mergers or acquisitions or other factors can have a significant effect on the financial conditions of companies in these industries, Competitive pressures in the Internet and Internet-related industries may affect negatively the financial condition of Internet and Internet-related companies. Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses. Many Internet companies have exceptionally high price-to earnings ratios with little or no earnings.

RISK CONSIDERATIONS REGARDING THE INTERNET INDUSTRY.

        Investors should carefully consider the risks of companies in the Internet industry and related industries when making an investment decision. The value of the Fund's shares will fluctuate based upon risk factors affecting the Internet industry and related industries. Stocks of many Internet companies for which initial public offerings occurred between 1999 and 2001 recently have been trading below their initial offering price. Further, many Internet and Internet-related companies have incurred losses since their inception, may continue to incur losses for an extended period of firm and may never achieve profitability. Products developed by these companies may be commercially unsuccessful and subject to rapid obsolescence as the market in which many Internet companies compete is characterized by rapidly changing technology, evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company's business, results of operations and financial condition. In addition, the widespread adoption of new Internet, networking or telecommunications technologies or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company's business, results of operations and financial condition.

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TEMPORARY DEFENSIVE INVESTMENTS.

        For temporary and defensive purposes, each Portfolio may invest up to 100% of its total assets in investment grade fixed income securities (including short-term U.S. government securities, investment grade debt-instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements. Each Portfolio may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.

        Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and this Statement of Information will apply at the time of investment. A Portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS


        The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of a Portfolio's outstanding voting securities, defined in the 1940 Act as the lesser of: (1) 67% or more of that Portfolio's voting securities present at a meeting if the holders of more than 50% of that Portfolio's outstanding voting securities are present or represented by proxy, or (2) more than 50% of that Portfolio's outstanding voting securities. The investment objectives and all other investment policies or practices of the Goldman Sachs Internet Tollkeeper(SM) , JPMorgan Small Cap Equity and Julius Baer Foreign are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent changes in any applicable percentage resulting from market fluctuations will not require elimination of any security from a portfolio.

   FOR UBS U.S. BALANCED, FMR(SM) DIVERSIFIED MID CAP, LEGG MASON VALUE AND JANUS SPECIAL EQUITY:


   A Portfolio may not:

   1. with respect to 75% of each Portfolio's total assets (50% of the Janus Special Equity's total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or
(b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

   2. issue senior securities, except as permitted under the Investment Company Act of 1940;

   3. borrow money, except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

   4. underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

   5. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio's total assets would be invested in companies whose principal business activities are in the same industry;

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   6.   purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

   7. purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

   8. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.


   FOR MERCURY FUNDAMENTAL GROWTH, VAN KAMPEN GLOBAL FRANCHISE, MERCURY FOCUS VALUE, VAN KAMPEN EQUITY GROWTH, JPMORGAN SMALL CAP EQUITY, GOLDMAN SACHS INTERNET TOLLKEEPER(SM) AND INTERNATIONAL:


        A Portfolio may not:


   1. with respect to 75% of each Portfolio's total assets (50% of the Van Kampen Global Franchise and JPMorgan Small Cap Equity total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;


   2. issue senior securities, except as permitted under the Investment Company Act of 1940;

   3. borrow money, except that (a) the Portfolio may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), and (b) the Portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes. Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation. In addition, the Goldman Sachs Internet Tollkeeper(SM), Global Franchise, and Van Kampen Equity Growth may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, purchase securities on margin to the extent permitted by applicable law, and engage in transactions in mortgage dollar rolls which are accounted for as financings.

   4. underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

   5. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio's total assets would be invested in companies whose principal business activities are in the same industry;

   6. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

   7. purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

   8. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.


   FOR T. ROWE PRICE EQUITY INCOME, T. ROWE PRICE CAPITAL APPRECIATION, LIMITED MATURITY BOND, HARD ASSETS, VAN KAMPEN REAL ESTATE, JENNISON EQUITY OPPORTUNITIES, VAN KAMPEN

GROWTH AND INCOME, EAGLE ASSET CAPITAL APPRECIATION, AIM MID CAP GROWTH, CAPITAL GUARDIAN SMALL CAP AND CAPITAL GUARDIAN MANAGED GLOBAL:


        Under these restrictions, a Portfolio may not:

   (1) Invest in a security if, with respect to 75% of its total assets, more than 5% of the total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, except that this restriction does not apply to Van Kampen Real Estate or Hard Assets;

   (2) Invest in a security if, with respect to 75% of its assets, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, except that restriction does not apply to Van Kampen Real Estate or Hard Assets;

   (3) Invest in a security if more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply: (a) to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto),
(b) with respect to Capital Guardian Managed Global, to securities issued or guaranteed by foreign governments or any political subdivisions thereof, authorities, agencies, or instrumentalities (or repurchase agreements with respect thereto); and (c) to the Van Kampen Real Estate, which will normally invest more than 25% of its total assets in securities of issuers in the real estate industry and related industries, or to the Hard Assets, which will normally invest more than 25% of its total assets in the group of industries engaged in hard assets activities, provided that such concentration for these two Portfolios is permitted under tax law requirements for regulated investment companies that are investment vehicles for variable contracts;

   (4) Purchase or sell real estate, except that a Portfolio may invest in securities secured by real estate or real estate interests or issued by companies in the real estate industry or which invest in real estate or real estate interests;

   (5) Purchase securities on margin (except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities), except a Portfolio engaged in transactions in options, futures, and options on futures may make margin deposits in connection with those transactions, except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction, and except that Hard Assets may, consistent with its investment objective and subject to the restrictions described in the Prospectus and in the SAI, purchase securities on margin;

   (6) Lend any funds or other assets, except that a Portfolio may, consistent with its investment objective and policies:

        (a) invest in debt obligations, even though the purchase of such obligations may be deemed to be the making of loans;

        (b)  enter into repurchase agreements; and

        (c) lend its portfolio securities in accordance with applicable guidelines established by the SEC and any guidelines established by the Board of Trustees;

   (7) Issue senior securities, except insofar as a Portfolio may be deemed to have issued a senior security by reason of borrowing money in accordance with that Portfolio's borrowing policies, and except, for purposes of this investment restriction, collateral or escrow arrangements with respect to the making of short sales, purchase or sale of futures contracts or related options, purchase or sale of forward currency contracts, writing of stock options, and collateral arrangements with respect to margin or other deposits respecting futures contracts, related options, and forward currency contracts are not deemed to be an issuance of a senior security;

   (8) Act as an underwriter of securities of other issuers, except, when in connection with the disposition of portfolio securities, a Portfolio may be deemed to be an underwriter under the federal securities laws;

   (9) With respect to the T. Rowe Price Equity Income, T. Rowe Price Capital Appreciation, Limited Maturity Bond, Hard Assets, and Van Kampen Real Estate, make short sales of securities, except short sales against the box, and except that this restriction shall not apply to the Hard Assets, which may engage in short sales within the limitations described in the SAI;

   (10) Borrow money or pledge, mortgage, or hypothecate its assets, except that a Portfolio may: (a) borrow from banks, but only if immediately after each borrowing and continuing thereafter there is asset coverage of 300%; and (b) enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward currency contracts as described in the Prospectus and in the SAI. (The deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a "when-issued" or delayed delivery basis and collateral arrangements with respect to initial or variation margin and other deposits for futures contracts, options on futures contracts, and forward currency contracts will not be deemed to be pledges of a Portfolio's assets);


   (11) With respect to the T, Rowe Price Equity Income, T. Rowe Price Capital Appreciation, Limited Maturity Bond, Hard Assets, and Van Kampen Real Estate, invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which in the determination of the Portfolio Manager are illiquid if, as a result of such investment, more than 10% of the total assets of the Portfolio, or, for the Van Kampen Growth and Income, Eagle Asset Capital Appreciation, AIM Mid Cap Growth, Jennison Equity Opportunities, Capital Guardian Small Cap and Capital Guardian Managed Global, more than 15% of the total assets of the Portfolio (taken at market value at the time of such investment), would be invested in such securities;


   (12) Purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts), except:

        (a) any Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments, and on options on such futures contracts;

        (b) the T. Rowe Price Equity Income and AIM Mid Cap Growth may engage in futures contracts on gold; and


        (c) this restriction shall not apply to the Capital Guardian Managed Global and the Hard Assets.


   (13) With respect to all Portfolios except the Capital Guardian Managed Global, invest in puts, calls, straddles, spreads, or any combination thereof, provided that this restriction does not apply to puts that are a feature of variable or floating rate securities or to puts that are a feature of other corporate debt securities, and except that any Portfolio may engage in transactions in options, futures contracts, and options on futures.

   FOR MFS TOTAL RETURN, MFS RESEARCH PORTFOLIO, MFS MID CAP GROWTH AND PIMCO CORE BOND:

        A Portfolio may not:

   (1) With respect to 75% of its total assets, purchase the securities of any issuer if such purchase would cause more than 5% of the value of a Portfolio's total assets to be invested in securities of any one issuer (except securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer; provided that this restriction shall not apply to MFS Mid Cap Growth;

   (2) invest more than 25% of the value of the Portfolio's total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. government, its agencies and instrumentalities);

   (3) borrow money except from banks as a temporary measure for extraordinary or emergency purposes or by entering into reverse repurchase agreements (each Portfolio of the Trust is required to maintain asset coverage (including borrowings) of 300% for all borrowings), except PIMCO Core Bond may also borrow to enhance income;

   (4) make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

   (5) purchase or sell any commodity contract, except that each Portfolio may purchase and sell futures contracts based on debt securities, indexes of securities, and foreign currencies and purchase and write options on securities, futures contracts which it may purchase, securities indexes, and foreign currencies and purchase forward contracts. (Securities denominated in gold or other precious metals or whose value is determined by the value of gold or other precious metals are not considered to be commodity contracts.) The MFS Mid Cap Growth, MFS Research and MFS Total Return reserve the freedom of action to hold and to sell real estate or mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities. The MFS Mid Cap Growth, MFS Research and MFS Total Return will not purchase securities for the purpose of acquiring real estate or mineral leases, commodities or commodity contracts (except for options, futures contracts, options on futures contracts and forward contracts);

   (6) underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Trust's Board of Trustees, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

   (7) purchase or sell real estate, although it may purchase and sell securities which are secured by or represent interests in real estate, mortgage-related securities, securities of companies principally engaged in the real estate industry and participation interests in pools of real estate mortgage loans, and it may liquidate real estate acquired as a result of default on a mortgage; and

   (8) issue any class of securities which is senior to a Portfolio shares of beneficial interest except as permitted under the Investment Company Act of 1940 or by order of the SEC.

   FOR MARSICO GROWTH:

        The Portfolio may not:

   (1) purchase or sell commodities or commodity contracts, or interests in oil, gas, or other mineral leases, or other mineral exploration or development programs, although it may invest in companies that engage in such businesses to the extent otherwise permitted by the Portfolio investment policies and restrictions and by applicable law, except as required in connection with otherwise permissible options, futures and commodity activities as described elsewhere this Statement;

   (2) purchase or sell real estate, although it may invest in securities secured by real estate or real estate interests, or issued by companies, including real estate investment trusts, that invest in real estate or real estate interests;

   (3) make short sales or purchases on margin, although it may obtain short-term credit necessary for the clearance of purchases and sales of its portfolio securities and except as required in connection with permissible options, futures, short selling and leverage activities as described elsewhere in the Prospectus and this Statement (the short sale restriction is non-fundamental);

   (4) with respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Portfolio would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable;

   (5) mortgage, hypothecate, or pledge any of its assets as security for any of its obligations, except as required for otherwise permissible borrowings (including reverse repurchase agreements), short sales, financial options and other hedging activities;

   (6) make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

   (7) borrow money, except from banks for temporary or emergency purposes or in connection with otherwise permissible leverage activities, and then only in an amount not in excess of 5% of the Portfolio total assets (in any case as determined at the lesser of acquisition cost or current market value and excluding collateralized reverse repurchase agreements);

   (8) underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Trust's Board of Trustees, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

   (9) invest more than 25% of the value of the Portfolio total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. Government, its agencies and instrumentalities);

   (10) issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from making any otherwise permissible borrowings, mortgages or pledges, or entering into permissible reverse repurchase agreements, and options and futures transactions;

   (11) own, directly or indirectly, more than 25% of the voting securities of any one issuer or affiliated person of the issuer; and

   (12) purchase the securities of other investment companies, except as permitted by the 1940 Act or as part of a merger, consolidation, acquisition of assets or similar reorganization transaction.

   FOR ALLIANCE MID CAP GROWTH:

        The Portfolio may not:

   (1) issue any class of securities which is senior to the Portfolio shares of beneficial interest, except that the Portfolio may borrow money to the extent contemplated by Restriction 3 below;

   (2) purchase securities on margin (but a Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions). (Margin payments or other arrangements in connection with transactions in short sales, futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose);

   (3) borrow more than one-third of the value of its total assets less all liabilities and indebtedness (other than such borrowings) not represented by senior securities;

   (4) underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Trust's Board of Trustees, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

   (5) as to 75% of the Portfolio total assets, purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (i) more than 5% of the Portfolio total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) more than 25% of the Portfolio total assets (taken at current value) would be invested in a single industry;

   (6) invest in securities of any issuer if any officer or Trustee of the Trust or any officer or director of the Portfolio Manager owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers,

Trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer; and

   (7) make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans.

   FOR DEVELOPING WORLD:

        The Portfolio may not:

   (1) With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Portfolio would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable;

   (2) Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of up to 30% of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement or a reverse dollar roll transaction is deemed to be a loan;

   (3) (a) Borrow money, except for temporary or emergency purposes from a bank, or pursuant to reverse repurchase agreements or dollar roll transactions for a Portfolio that uses such investment techniques and then not in excess of one-third of the value of its total assets (at the lower of cost or fair market value). Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings (excluding any fully collateralized reverse repurchase agreements and dollar roll transactions the Portfolio may enter into), and no additional investments may be made while any such borrowings are in excess of 10% of total assets;

   (4) Mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts, option contracts or other hedging transactions;

   (5) Except as required in connection with permissible hedging activities, purchase securities on margin or underwrite securities. (This does not preclude a Portfolio from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities);

   (6) Buy or sell real estate or commodities or commodity contracts; however, the Portfolio, to the extent not otherwise prohibited in the Prospectus or this SAI, may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and this SAI;

   (7) Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act and discussed in the Prospectus or this SAI, or as such securities may be acquired as part of a merger, consolidation or acquisition of assets;

   (8) Invest more than 25% of the value of the Portfolio total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. Government, its agencies and instrumentalities);

   (9) Issue senior securities, as defined in the Investment Company Act, except that this restriction shall not be deemed to prohibit a Portfolio from
(a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase and dollar roll transactions; and

   (10) Invest in commodities, except for futures contracts or options on futures contracts if, as a result thereof, more than 5% of a Portfolio's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.

   FOR SALOMON BROTHERS INVESTORS

        The Portfolio may not:

   (1) purchase any securities of another issuer (other than the United States of America) if upon said purchase more than 5% of its net assets would consist of securities of such issuer, or purchase more than 15% of any class of securities of such issuer;

   (2) borrow money, except (i) in order to meet redemption requests or (ii) as a temporary measure for extraordinary or emergency purposes and, in the case of both (i) and (ii), only from banks and only in an aggregate amount not to exceed 5% of its total assets taken at cost or value, whichever is less, or mortgage or pledge any of its assets and except that for purposes of this restriction, collateral arrangements with respect to the writing of options on stocks and stock indices, the purchase and sale of futures contracts and options on futures contracts, and forward currency contracts are not deemed a pledge of assets or a borrowing of money;

   (3) lend its funds or other assets to any other person other than through the purchase of liquid debt securities pursuant to the Portfolio's investment policies, except that (a) the Portfolio may lend its portfolio securities in an amount up to 33 1/3% of its total assets, provided that the borrower may not be affiliated, directly or indirectly, with the Portfolio and (b) the Portfolio may enter into repurchase agreements in an amount up to an aggregate of 25% of its total assets;

   (4) invest in the securities of issuers which have been in operation for less than three years if such purchase at the time thereof would cause more than 5% of the net assets of the Portfolio to be so invested;

   (5) purchase any securities on margin (except that the Portfolio may make deposits in connection with transactions in options on securities), make any so-called "short" sales of securities or participate in any joint or joint and several trading accounts;

   (6)  act as underwriter of securities of other issuers;

   (7) purchase the securities of another investment company or investment trust except in the open market where no profit to a sponsor or dealer, other than the customary broker's commission, results from such purchase (but the aggregate of such investments shall not be in excess of 10% of the net assets of the Portfolio), or except when such purchase is part of a plan of merger or consolidation;

   (8) buy securities from, or sell securities to, any of its officers, directors, employees, investment manager or distributor, as principals;

   (9) purchase or retain any securities of an issuer if one or more persons affiliated with the Portfolio owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer and such affiliated persons so owning 1/2 of 1% together own beneficially more than 5% of such securities;

   (10) purchase real estate (not including investments in securities issued by real estate investment trusts) or commodities or commodity contracts, provided that the Portfolio may enter into futures contracts, including futures contracts on interest rates, stock indices and currencies, and options thereon, and may engage in forward currency transactions and buy, sell and write options on currencies;

   (11)      issue senior securities except as may be permitted by the 1940 Act.

   FOR CAPITAL GUARDIAN LARGE CAP VALUE:

        The Portfolio may not:

   (1) issue senior securities, except to the extent that the borrowing of money in accordance with restrictions - may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.);

   (2) invest more than 25% of the value of its total assets in securities of issuers having their principal activities in any particular industry, excluding
U. S. Government securities and obligations of domestic branches of U.S. banks and savings and loan associations;

   (3) For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry. Such companies will be grouped instead according to their services; for example, gas, electric and telephone utilities will each be considered a separate industry. Also for purposes of this restriction, foreign government issuers and supranational issuers are not considered members of any industry;

   (4) purchase the securities of any issuer if the purchase would cause more than 5% of the value of the portfolio's total assets to be invested in the securities of any one issuer (excluding U. S. Government securities) or cause more than 10% of the voting securities of the issuer to be held by the portfolio, except that up to 25% of the value of each portfolio's total assets may be invested without regard to these restrictions;

   (5) borrow money, except that the portfolio may borrow (i) for temporary or emergency purposes (not for leveraging) up to 33 1/3% of the value of the portfolio's total assets (including amounts borrowed) less liabilities (other than borrowings) and (ii) in connection with reverse repurchase agreements, mortgage dollar rolls and other similar transactions;

   (6) underwrite securities of other issuers except insofar as the Portfolio may be considered an underwriter under the 1933 Act in selling portfolio securities;

   (7) purchase or sell real estate, except that the Portfolio may invest in securities issued by companies which invest in real estate or interests therein and may invest in mortgages and mortgage-backed securities; and

   (8) purchase or sell commodities or commodity contracts, except that the Portfolio may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and may purchase and sell futures contracts on foreign currencies and options on such futures contracts.

   FOR SALOMON BROTHERS ALL CAP:

        The Portfolio may not:

   (1) hold more than 25% of the value of its total assets in the securities of any single company or in the securities of companies in any one industry. As to 50% of the value of its total assets, the Portfolio's investment in any one security, other than United States Government obligations, will not exceed 5% of the value of its total assets and as to this 50%, the Portfolio will not invest in more than 15% of the outstanding voting securities of any one issuer;

   (2) borrow money or pledge or mortgage its assets, except as described under "Description of Securities and Investment Techniques" and except that for purposes of this restriction, collateral arrangements with respect to the writing of options on stocks and stock indices, the purchase and sale of futures contracts and options on futures contracts, and forward currency contracts are not deemed a pledge of assets or a borrowing of money;

   (3) underwrite securities, except in instances where the Portfolio has acquired portfolio securities which it may not be free to sell publicly without registration under the 1933 Act ("restricted securities"); in such registrations, the Portfolio may technically be deemed an "underwriter" for purposes of the 1933 Act. No more than 10% of the value of Portfolio's total assets may be invested in illiquid securities;

   (4) make loans other than through (a) the lending of its portfolio securities in accordance with the procedures described under "Description of Securities and Investment Techniques -- Lending of Portfolio Securities" in this SAI, or (b) entering into repurchase agreements in an amount up to an aggregate of 25% of its total assets, but this restriction shall not prevent the Portfolio from buying a portion of an issue of bonds, debentures or other obligations which are liquid, or from investing up to an aggregate of 10% (including investments in other types of illiquid securities) of the value of its total assets in portions of issues of bonds, debentures or other obligations of a type privately placed with financial institutions and which are illiquid;

   (5) invest more than 10% of the value of the Portfolio's total assets in securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years, and equity securities which are not readily marketable;


   (6) invest in companies for the purpose of exercising control or management. (The Portfolio may on occasion be considered part of a control group of a portfolio company by reason of the size or manner of its investment, in which event the securities of such portfolio company held by the Portfolio may not be publicly saleable unless registered under the Securities Act of 1933 or pursuant to an available exemption there under.);


   (7) purchase securities on margin (except for such short-term credits as are necessary for the clearance of transactions and except that the Portfolio may make deposits in connection with transactions in options on securities) or make short sales of securities (except for sales "against the box", i.e., when a security identical to one owned by the Portfolio, or which the Portfolio has the right to acquire without payment of additional consideration, is borrowed and sold short);

   (8) purchase or sell real estate, interests in real estate, interests in real estate investment trusts, or commodities or commodity contracts; however, the Portfolio (a) may purchase interests in real estate investment trusts or companies which invest in or own real estate if the securities of such trusts or companies are registered under the Securities Act of 1933 and are readily marketable and (b) may enter into futures contracts, including futures contracts on interest rates, stock indices and currencies, and options thereon, and may engage in forward currency contracts and buy, sell and write options on currencies;

   (9) purchase more than 3% of the stock of another investment company, or purchase stock of other investment companies equal to more than 5% of the Portfolio's net assets in the case of any one other investment company and 10% of such net assets in the case of all other investment companies in the aggregate. Any such purchase will be made only in the open market where no profit to a sponsor or dealer results from the purchase, except for the customary broker's commission. This restriction shall not apply to investment company securities received or acquired by the Portfolio pursuant to a merger or plan of reorganization. (The return on such investments will be reduced by the operating expenses, including investment advisory and administrative fees of such investment Portfolios and will be further reduced by the Portfolio's expenses, including management fees; that is, there will be a layering of certain fees and expenses.);

   (10) purchase or hold securities of an issuer if one or more persons affiliated with the Portfolio or with Smith Barney Asset Management owns beneficially more than 1/2 of 1% of the securities of that issuer and such persons owning more than 1/2 of 1% of such securities together own beneficially more than 5% of the securities of such issuer;

   (11) buy portfolio securities from, or sell portfolio securities to, any of the Portfolio's officers, directors or employees of its investment manager or distributor, or any of their officers or directors, as principals;

   (12) purchase or sell warrants; however, the Portfolio may invest in debt or other securities which have warrants attached (not to exceed 10% of the value of the Portfolio's total assets). Covered options with respect to no more than 10% in value of the Portfolio's total assets will be outstanding at any one time;

   (13) invest in interest in oil, gas or other mineral exploration or development programs, or

   (14)      issue senior securities except as may be permitted by the 1940
Act.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

        The following restrictions are not fundamental and may be modified by the Trustees without shareholder approval.

   FOR LIMITED MATURITY BOND:

   Non-government securities must be rated Baa3 or better by Moody's or BBB or better by S&P or, if not rated, determined to be of comparable quality;

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   Money market securities must be rated in the two highest categories by
Moody's or S&P or, if not rated, determined to be of comparable quality;

   The Portfolio will not invest more than 10% of total assets in foreign government securities;

   The Portfolio will not have more than 25% of net assets invested in securities of issuers located in any one emerging market;

   Borrowing may not exceed 10% of the value of the total assets and 25% for temporary purposes (excluding (i) reverse repurchase agreements, (ii) options, futures, options on futures and forward currency contracts, and (iii) borrowing from banks, but only immediately after each borrowing and continuing thereafter there is asset coverage of 300%);

   Illiquid securities may not exceed 10% of net assets ( including repurchase agreements and fixed-time deposits subject to withdrawing penalties maturing in more than 7 days); or

   The Portfolio will not invest in obligations issued by a commercial bank or S&L, unless the bank or S&L meets the requirements set forth in this SAI.

   FOR VAN KAMPEN REAL ESTATE:

   The Portfolio may not make investments for the purpose of exercising control or management although the Portfolio retains the right to vote securities held by it and except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

   The Portfolio may not purchase securities on margin but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Portfolio of initial or maintenance margin in connection with forward contracts, futures contracts, foreign currency futures contracts or related options is not considered the purchase of a security on margin.

   The Portfolio may not invest in the securities issued by other investment companies as part of a merger, reorganization or other acquisition, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

   The Portfolio may not invest more than 5% of its net assets in warrants or rights valued at the lower of cost or market, nor more than 2% of its net assets in warrants or rights (valued on such basis) which are not listed on the New York Stock Exchange or American Stock Exchange. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitation.

   The Portfolio may not invest in securities of any company if any officer or trustee/director of the Portfolio or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such company, and such officers and trustees/directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

   The Portfolio may not invest in interests in oil, gas, or other mineral exploration or development programs or invest in oil, gas, or mineral leases, except that the Portfolio may acquire securities of public companies which themselves are engaged in such activities.

   The Portfolio may not invest more than 5% of its total assets in securities of unseasoned issuers which have been in operation directly or through predecessors for less than three years, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

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   (8)  The Portfolio may not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets, taken at current value, would be invested in securities that are illiquid by virtue of the absence of a readily available market. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 which the Board of Trustees or the Adviser under Board approved guidelines, may determine are liquid nor does it apply to resale, a liquid market exists. Also excluded from this limitation on restricted securities are securities purchased by the Portfolio of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

   The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

   FOR UBS U.S. BALANCED, FMR(SM) DIVERSIFIED MID CAP, LEGG MASON VALUE AND JANUS SPECIAL EQUITY:

   The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

   The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

   The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Portfolio Manager or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

   The Portfolio does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

   The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the Portfolio's net assets) to a registered investment company or portfolio for which the Portfolio Manager or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

        With respect to Limitation (4), if through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

        Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of a Portfolio's assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.


        For purposes of normally investing at least 80% of the FMR(SM) Diversified Mid Cap's assets in securities of companies of medium market capitalizations, the Portfolio Manager intends to measure the capitalization range of the S&P MidCap 400 Index and the Russell Midcap Index no less frequently than once a month.

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        FOR MARSICO GROWTH, MERCURY FUNDAMENTAL GROWTH, MERCURY FOCUS VALUE, VAN
KAMPEN GLOBAL FRANCHISE, VAN KAMPEN EQUITY GROWTH, JULIUS BAER FOREIGN, JPMORGAN SMALL CAP EQUITY, AND INTERNATIONAL:


   The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

   The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

   The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Portfolio Manager or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)), and only to the extent that the value of the Portfolio's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings, and provided further that the borrowing may be made only for temporary, extraordinary or emergency purposes in amounts not exceeding 20% of the value of the Portfolio's total assets at the time of borrowing.

   The Portfolio does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

   The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the Portfolio's net assets, except up to 20% of the Mercury Fundamental Growth's net assets) to a registered investment company or portfolio for which the Portfolio Manager or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   The Portfolio may purchase or write options on securities only if (i) aggregate premiums on call options purchased by the Portfolio do not exceed 5% of its assets, (ii) aggregate premiums on put options purchased by a Portfolio do not exceed 5% of its net assets, (iii) not more than 25% of the Portfolio's net assets would be hedged, and (iv) not more than 25% of the Portfolio's net assets are used as cover for options written by the Portfolio.

        With respect to non-fundamental investment restriction 4, if through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

        Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of a Portfolio's assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.


   FOR VAN KAMPEN GROWTH AND INCOME, EAGLE ASSET CAPITAL APPRECIATION, AIM MID CAP GROWTH AND CAPITAL GUARDIAN SMALL CAP:


        A Portfolio may not:


   Make short sales of securities, except short sales against the box (this restriction shall not apply to the AIM Mid Cap Growth, and Capital Guardian Small Cap, which may make short sales within the limitations described in the Prospectus and elsewhere in this SAI).

   FOR VAN KAMPEN GROWTH AND INCOME, AIM MID CAP GROWTH, AND CAPITAL GUARDIAN SMALL CAP:

        A Portfolio may not:

   Invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which in the determination of the Portfolio Manager are illiquid if, as a result of such investment, more than 15% of the net assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities.

   FOR CAPITAL GUARDIAN MANAGED GLOBAL:

        The Portfolio may not:

        Purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or futures contracts on currencies), except that the Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments, and in options on such futures contracts.

   FOR MFS TOTAL RETURN, MFS RESEARCH AND MFS MID CAP GROWTH:

        A Portfolio may not:

   (1) invest more than 15% (except 10% with respect to the MFS Research,) of the net assets of a Portfolio (taken at market value) in illiquid securities, including repurchase agreements maturing in more than seven days;

   (2) purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with options, futures contracts, options on futures contracts and forward foreign currency contracts and in connection with swap agreements;

   (3) make investments for the purpose of gaining control of a company's management.

   FOR PIMCO CORE BOND:

        The Portfolio may not:

   (1) invest more than 15% (except 10% with respect to the MFS Research,) of the net assets of a Portfolio (taken at market value) in illiquid securities, including repurchase agreements maturing in more than seven days;

   (2) purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with options, futures contracts, options on futures contracts and forward foreign currency contracts and in connection with swap agreements;

   (3) make investments for the purpose of gaining control of a company's management.

   Unless otherwise indicated, all limitations applicable to Portfolio investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio's investment portfolio, resulting from market fluctuations or other changes in a Portfolio's total assets will not require a Portfolio to dispose of an investment until the sub-adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Portfolio. In the event that ratings services assign different ratings to the same security, the sub-adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

   FOR MARSICO GROWTH:

        The Portfolio may not invest, in the aggregate, more than 15% of its net assets in illiquid securities.

   FOR ALLIANCE MID CAP GROWTH:

        The Portfolio may not:

   (1) invest in warrants (other than warrants acquired by the Portfolio as a part of a unit or attached to securities at the time of purchase) if, as a result, such investment (valued at the lower of cost or market value) would exceed 5% of the value of the Portfolio net assets, provided that not more than 2% of the Portfolio net assets may be invested in warrants not listed on the New York or American Stock Exchanges;

   (2) purchase or sell commodities or commodity contracts, except that the Portfolio may purchase or sell financial futures contracts, options on financial futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions;

   (3) purchase securities restricted as to resale if, as a result, (i) more than 10% of the Portfolio total assets would be invested in such securities, or
(ii) more than 5% of the Portfolio total assets (excluding any securities eligible for resale under Rule 144A under the Securities Act of 1933) would be invested in such securities;

   (4) invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale, and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Portfolio net assets (taken at current value) would then be invested in the aggregate in securities described in (a), (b), and (c) above;

   (5) invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of its total assets (taken at current value) would be invested in such securities, or except as part of a merger, consolidation, or other acquisition;

   (6)  invest in real estate limited partnerships;

   (7) purchase any security if, as a result, the Portfolio would then have more than 5% of its total assets (taken at current value) invested in securities of companies (including predecessors) less than three years old;

   (8) purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies, including limited partnership interests, that invest or deal in real estate and it may purchase interests in real estate investment trusts. (For purposes of this restriction, investments by a Portfolio in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.);

   (9)  make investments for the purpose of exercising control or management;

   (10) invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in the common stocks of companies that invest in or sponsor such programs;

   (11)      acquire more than 10% of the voting securities of any issuer;

   (12) invest more than 15%, in the aggregate, of its total assets in the securities of issuers which, together with any predecessors, have a record of less than three years continuous operation and securities restricted as to resale (including any securities eligible for resale under Rule 144A under the Securities Act of 1933); or

   (13) purchase or sell puts, calls, straddles, spreads, or any combination thereof, if, as a result, the aggregate amount of premiums paid or received by the Portfolio in respect of any such transactions then outstanding would exceed 5% of its total assets.

   FOR DEVELOPING WORLD:

        The Portfolio may not:

   (1) Invest, in the aggregate, more than 15% of its net assets in illiquid securities, including (under current SEC interpretations) restricted securities (excluding liquid Rule 144A-eligible restricted securities), securities which are not otherwise readily marketable, repurchase agreements that mature in more than seven days and over-the-counter options (and securities underlying such options) purchased by a Portfolio;

   (2) Invest in any issuer for purposes of exercising control or management of the issuer;

   (3) Except as described in the Prospectus and this SAI, acquire or dispose of put, call, straddle or spread options subject to the following conditions:

   (a)  such options are written by other persons, and

   (b) the aggregate premiums paid on all such options which are held at any time do not exceed 5% of the Portfolio's total assets;

   (4) Except as described in the Prospectus and this SAI, engage in short sales of securities; and

   (5) Purchase more than 10% of the outstanding voting securities of any one issuer.

        If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

   FOR SALOMON BROTHERS INVESTORS:

        The Portfolio may not:


   (1) invest in warrants (other than warrants acquired by the Salomon Brothers Investors as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Salomon Brothers Investors' net assets or if, as a result, more than 2% of the Salomon Brothers Investors' net assets would be invested in warrants that are not listed on AMEX or NYSE;


   (2) invest in oil, gas and other mineral leases, provided, however, that this shall not prohibit the Salomon Brothers Investors from purchasing publicly traded securities of companies engaging in whole or in part in such activities; or

   (3) purchase or sell real property (including limited partnership interests) except to the extent described in investment restriction number 10 above.

   FOR CAPITAL GUARDIAN LARGE CAP VALUE:

        The Portfolio may not:

   (1) lend money to other persons, except by the purchase of obligations in which the Portfolio is authorized to invest and by entering into repurchase agreements. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve the lending of money;

   (2) lend securities in excess of 33 1/3% of the value of its total assets. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities;

   (3) knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable;

   (4) sell securities short or purchase securities on margin, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin.

   (5) write or purchase options on securities, financial indices or currencies, except to the extent the Portfolio is specifically authorized to engage in hedging and other strategic transactions;

   (6)  purchase securities for the purpose of exercising control or management;

   (7) purchase securities of other investment companies if the purchase would cause more than 10% of the value of the portfolio's total assets to be invested in investment company securities, provided that (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the portfolio or more than 5% of the value of the Portfolio's total assets would be invested in such company and (ii) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation or reorganization;

        For purposes of this restriction, privately issued collateralized mortgage obligations will not be treated as investment company securities if issued by "Exemptive Issuers." Exemptive Issuers are defined as unmanaged, fixed-asset issuers that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities as defined in Section 2(a) (32) of the 1940 Act, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (d) are not registered or regulated under the 1940 Act as investment companies; and

   (8) pledge, hypothecate, mortgage or transfer (except as provided in restriction (4)) as security for indebtedness any securities held by the Portfolio, except in an amount of not more than 33 1/3% of the value of the Portfolio's total assets and then only to secure borrowings permitted by restrictions (3) and (10). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets;

        If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a portfolio's total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction.

   FOR GOLDMAN SACHS INTERNET TOLLKEEPER(SM):

        The Portfolio may not:

   (1)  invest for the purpose of exercising control or management;

   (2)  sell property or securities short, except short sales against the box;
and

   invest in securities that are illiquid, or in repurchase agreements maturing in more than seven days, if as a result of such investment, more than 15% of the net assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities.

        Unless otherwise indicated, all percentage limitations listed above apply to the Portfolio only at the time into which a transaction is entered. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Portfolio's net assets will not be considered a violation. For purposes of fundamental restriction (iii) and non-fundamental restriction (v) as set forth above, an option on a foreign currency shall not be considered a commodity or commodity contract.

        For purposes of non-fundamental restriction (2), a short sale "against the box" shall not be considered a short position.


NON-FUNDAMENTAL INVESTMENT POLICIES

   The Board of Trustees of the Trust have also adopted the following non-fundamental investment policies for each of the following Portfolios, which may be changed upon 60 days' prior notice to shareholders:

   ALLIANCE MID CAP GROWTH

   Under normal circumstances, the Portfolio will invest at least 80% of its net assets in mid-capitalization companies. For purposes of this policy, net assets includes any borrowings for investment purposes.

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   CAPITAL GUARDIAN SMALL CAP

   The Portfolio invests at least 80% of its assets in equity securities of small capitalization ("small-cap") companies.

   PIMCO CORE BOND

   The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities.

   FMR(SM) DIVERSIFIED MID CAP

   The Portfolio Manager normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations.

   VAN KAMPEN EQUITY GROWTH

   Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities plus any borrowings for investment purposes.

   T. ROWE PRICE EQUITY INCOME

   The Portfolio normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

   JENNISON EQUITY OPPORTUNITIES

   The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in attractively valued equity securities of companies with current or emerging earnings growth the Portfolio Manager believes to be not fully appreciated or recognized by the market.

   HARD ASSETS

   The Portfolio invests at least 80% of its assets in the equities of producers of commodities.

   INTERNATIONAL

   Under normal conditions, the Portfolio invests at least 80% of its net assets and borrowings for investment purposes in equity securities of issuers located in countries outside of the United States.

   GOLDMAN SACHS INTERNET TOLLKEEPER(SM)

   The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of investment) in equity investments in "Internet Tollkeeper" companies, which are companies in the media, telecommunications, technology and internet sectors, which provide access, infrastructure, content and services to internet companies and internet users.

   JANUS SPECIAL EQUITY

   The Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities selected for their potential for long-term growth of capital.


   JPMORGAN SMALL CAP EQUITY


   Under normal market conditions, the Portfolio invests at least 80% of its total assets in equity securities of small-cap companies.

   CAPITAL GUARDIAN LARGE CAP VALUE

   The Portfolio Manager seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of companies with market capitalizations greater than $1 billion at the time of investment.

   LIMITED MATURITY BOND

   The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities.

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   MFS MID CAP GROWTH

   The Portfolio normally invests at least 80% of its net assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies") which the Portfolio Manager believes have above-average growth potential.

   VAN KAMPEN REAL ESTATE

   The Portfolio invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ").

   AIM MID CAP GROWTH

   The Portfolio seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of mid-capitalization companies.


   EAGLE ASSET CAPITAL APPRECIATION


   The Portfolio normally invests at least 80% of its assets in equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price.

                             MANAGEMENT OF THE TRUST


        The business and affairs of the Trust are managed under the direction of the Board of Trustees according to the applicable laws of the Commonwealth of Massachusetts and the Trust's Amended and Restated Agreement and Declaration of Trust. The Board governs each Portfolio of the Trust and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Trust's activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance. The Trustees are Paul S. Doherty, J. Michael Earley, R. Barbara Gitenstein, Walter H. May, Thomas J. McInerney, Jock Patton, David W.C. Putnam, Blaine E. Rieke, John G. Turner, Roger B. Vincent, and Richard A. Wedemeyer. The Executive Officers of the Trust are James M. Hennessy, Michael J. Roland, Mary Bea Wilkinson, Robert S. Naka, Huey P. Falgout, Jr., Theresa K. Kelety, Kimberly A. Anderson, Robyn L. Ichilov, Lauren Bensinger, J. David Greenwald, Todd Modic, Susan P. Kinens, and Maria M. Anderson.

Set forth in the table below is information about each Trustee of the Funds.


                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                                                                                               IN FUND
                                                TERM OF OFFICE                                 COMPLEX
                              POSITION(S) HELD   AND LENGTH OF    PRINCIPAL OCCUPATION(S) -   OVERSEEN BY     OTHER DIRECTORSHIPS
   NAME, ADDRESS AND AGE         WITH FUND        TIME SERVED+     DURING THE PAST 5 YEARS    TRUSTEE****++   HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

PAUL S. DOHERTY              Trustee           February 2002 -- Mr. Doherty is President and         --
7337 E. Doubletree Ranch Rd.                   Present          Partner, Doherty, Wallace,
Scottsdale, Arizona 85258                                       Pillsbury and Murphy, P.C.,
Date of Birth:  04/28/1934                                      Attorneys (1996 -Present); and
                                                                Trustee of each of the funds
                                                                managed by Northstar
                                                                Investment Management
                                                                Corporation (1993 - 1999).

J. MICHAEL EARLEY            Trustee           January 1997 --  President and Chief Executive        --
7337 E. Doubletree Ranch Rd.                   Present          Officer, Bankers Trust
Scottsdale, Arizona 85258                                       Company, N.A. (1992 -
Date of Birth:  05/02/1945                                      Present).

R. BARBARA GITENSTEIN        Trustee           January 1997 --  President, College of New            --
7337 E. Doubletree Ranch Rd.                   Present          Jersey (1999 - Present).
Scottsdale, Arizona 85258                                       Formerly, Executive Vice
Date of Birth:  02/18/1948                                      President and Provost, Drake
                                                                University (1992 - 1998).

WALTER H. MAY                Trustee           February 2002 -- Retired. Formerly, Managing          --       Best Prep Charity
7337 E. Doubletree Ranch Rd.                   Present          Director and Director of                      (1991 - Present).
Scottsdale, Arizona 85258                                       Marketing, Piper Jaffray,
Date of Birth:  12/21/1936                                      Inc.; Trustee of each of the
                                                                funds managed by Northstar
                                                                Investment Management
                                                                Corporation (1996 - 1999).

JOCK PATTON                  Trustee           February 2002 -- Private Investor (June 1997 -                 Director, Hypercom,
7337 E. Doubletree Ranch Rd.                   Present          Present). Formerly, Director                  Inc. (January 1999 -
Scottsdale, Arizona 85258                                       and Chief Executive Officer,                  Present); JDA
Date of Birth:  12/11/1945                                      Rainbow Multimedia Group, Inc                 Software Group, Inc.
                                                                (January 1999 - December                      (January 1999 -
                                                                2001); Director of Stuart                     Present); BG
                                                                Entertainment, Inc.; Director                 Associates, Inc.
                                                                of Artisoft, Inc. (1994 -
                                                                1998).

DAVID W.C. PUTNAM            Trustee           February 2002 -- President and Director, F.L.         --       Anchor International
7337 E. Doubletree Ranch Rd.                   Present          Putnam Securities Company,                    Bond Trust (December
Scottsdale, Arizona 85258                                       Inc. and its affiliates;                      2000 - Present);
Date of Birth:  10/08/1939                                      President, Secretary and                      F.L. Putnam
                                                                Trustee, The Principled Equity                Foundation (December
                                                                Market Fund. Formerly,                        2000 - Present);
                                                                Trustee, Trust Realty Corp.;                  Progressive Capital
                                                                Anchor Investment Trust; Bow                  Accumulation Trust
                                                                Ridge Mining Company and each                 (August 1998 -
                                                                of the funds managed by                       Present); Principled
                                                                Northstar Investment                          Equity Market Fund
                                                                Management Corporation (1994 -                (November 1996 -
                                                                1999).                                        Present), Mercy
                                                                                                              Endowment Foundation
                                                                                                              (1995 - Present);
                                                                                                              Director, F.L.
                                                                                                              Putnam Investment
                                                                                                              Management Company
                                                                                                              (December 2001 -
                                                                                                              Present); Asian
                                                                                                              American Bank and
                                                                                                              Trust Company (June
                                                                                                              1992 - Present); and
                                                                                                              Notre Dame Health
                                                                                                              Care Center (1991 -
                                                                                                              Present) F.L.

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                                                                                               IN FUND
                                                TERM OF OFFICE                                 COMPLEX
                              POSITION(S) HELD   AND LENGTH OF    PRINCIPAL OCCUPATION(S) -   OVERSEEN BY     OTHER DIRECTORSHIPS
   NAME, ADDRESS AND AGE         WITH FUND        TIME SERVED+     DURING THE PAST 5 YEARS    TRUSTEE****++   HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Putnam
                                                                                                              Securities Company,
                                                                                                              Inc. (June 1978 -
                                                                                                              Present); and an
                                                                                                              Honorary Trustee,
                                                                                                              Mercy Hospital (1973
                                                                                                              - Present).

BLAINE E. RIEKE*             Trustee           February 2002 -  General Partner, Huntington          --       Morgan Chase Trust
7337 E. Doubletree Ranch Rd.                   Present          Partners (January 1997 -                      Co. (January 1998 -
Scottsdale, Arizona 85258                                       Present). Chairman of the                     Present).
Date of Birth:  09/10/1933                                      Board and Trustee of each of
                                                                the funds managed by ING
                                                                Investment Management Co. LLC
                                                                (November 1998 - February
                                                                2001).

ROGER B. VINCENT***          Trustee           1994 -- Present  President, Springwell                --       Director, AmeriGas
7337 E. Doubletree Ranch Rd.                                    Corporation (1989 - Present).                 Propane, Inc. (1998
Scottsdale, Arizona 85258                                       Formerly, Director, Tatham                    - Present).
Date of Birth:  08/26/1945                                      Offshore, Inc. (1996 - 2000).

RICHARD A. WEDEMEYER         Trustee           February 2002 -- Retired. Mr. Wedemeyer was           --       Touchstone
7337 E. Doubletree Ranch Rd.                   Present          formerly Vice President -                     Consulting Group
Scottsdale, Arizona 85258                                       Finance and Administration,                   (1997 - Present).
Date of Birth:  03/23/1936                                      Channel Corporation (June 1996
                                                                - April 2002). Formerly,
                                                                Trustee, First Choice Funds
                                                                (1997 - 2001); and of each of
                                                                the funds managed by ING
                                                                Investment Management Co. LLC
                                                                (1998 - 2001).

TRUSTEES WHO ARE "INTERESTED PERSONS"

THOMAS J. MCINERNEY ** ##    Trustee           February 2002 -  Chief Executive Officer, ING         --       Director, Equitable
7337 E. Doubletree Ranch Rd.                   Present          U.S. Financial Services                       Life Insurance Co.,
Scottsdale, Arizona 85258                                       (September 2001 - Present);                   Golden American Life
Date of Birth:  05/05/1956                                      General Manager and Chief                     Insurance Co., Life
                                                                Executive Officer, ING U.S.                   Insurance Company of
                                                                Worksite Financial Services                   Georgia, Midwestern
                                                                (December 2000 - Present);                    United Life
                                                                Member, ING Americas Executive                Insurance Co.,
                                                                Committee (2001 - Present);                   ReliaStar Life
                                                                President, Chief Executive                    Insurance Co.,
                                                                Officer and Director of                       Security Life of
                                                                Northern Life Insurance                       Denver, Security
                                                                Company (March 2001 - October                 Connecticut Life
                                                                2002), ING Aeltus Holding                     Insurance Co.,
                                                                Company, Inc. (2000 -                         Southland Life
                                                                Present), ING Retail Holding                  Insurance Co., USG
                                                                Company (1998 - Present), ING                 Annuity and Life
                                                                Life Insurance and Annuity                    Company, and United
                                                                Company (September 1997 -                     Life and Annuity
                                                                November 2002) and ING                        Insurance Co. Inc
                                                                Retirement Holdings, Inc.                     (March 2001 -
                                                                (1997 - Present). Formerly,                   Present); Director,
                                                                General Manager and Chief                     Ameribest Life
                                                                Executive Officer, ING                        Insurance Co.,
                                                                Worksite Division (December                   (March 2001 to
                                                                2000 - October 2001),                         January 2003);
                                                                President, ING-SCI, Inc.                      Director, First
                                                                (August 1997 - December 2000);                Columbine Life
                                                                President, Aetna Financial                    Insurance Co. (March
                                                                Services (August 1997 -                       2001 to December
                                                                December 2000);                               2002); Member of the
                                                                                                              Board, National
                                                                                                              Commission on
                                                                                                              Retirement Policy,
                                                                                                              Governor's Council
                                                                                                              on Economic
                                                                                                              Competitiveness and
                                                                                                              Technology of
                                                                                                              Connecticut,
                                                                                                              Connecticut Business
                                                                                                              and Industry
                                                                                                              Association,
                                                                                                              Bushnell;
                                                                                                              Connecticut Forum;
                                                                                                              Metro

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                                                                IN FUND
                                                TERM OF OFFICE                                  COMPLEX
                              POSITION(S) HELD   AND LENGTH OF    PRINCIPAL OCCUPATION(S) -    OVERSEEN BY    OTHER DIRECTORSHIPS
   NAME, ADDRESS AND AGE         WITH FUND        TIME SERVED+     DURING THE PAST 5 YEARS     TRUSTEE****++  HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Hartford
                                                                                                              Chamber of Commerce;
                                                                                                              and is Chairman,
                                                                                                              Concerned Citizens
                                                                                                              for Effective
                                                                                                              Government.

JOHN G. TURNER **            Chairman and      February 2002 -  Chairman, Hillcrest Capital          -        Director, Hormel
7337 E. Doubletree Ranch Rd. Trustee           Present          Partners (May 2002-Present);                  Foods Corporation
Scottsdale, Arizona 85258                                       President, Turner Investment                  (March 2000 -
Date of Birth:  10/03/1939                                      Company (January 2002 -                       Present); Shopko
                                                                Present). Mr. Turner was                      Stores, Inc. (August
                                                                formerly Vice Chairman of ING                 1999 - Present); and
                                                                Americas (2000 - 2002);                       M.A. Mortenson
                                                                Chairman and Chief Executive                  Company (March 2002
                                                                Officer of ReliaStar Financial                - Present).
                                                                Corp. and ReliaStar Life
                                                                Insurance Company (1993 -
                                                                2000); Chairman of ReliaStar
                                                                Life Insurance Company of New
                                                                York (1995 - 2001); Chairman
                                                                of Northern Life Insurance
                                                                Company (1992 - 2001);
                                                                Chairman and Trustee of the
                                                                Northstar affiliated
                                                                investment companies (1993 -
                                                                2001) and Director, Northstar
                                                                Investment Management
                                                                Corporation and its affiliates
                                                                (1993 - 1999 ).



+    Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, in which even the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

++   As of December 31, 2004

* For the period of time prior to May 1, 2003, Mr. Reike may have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Internet Tollkeeper(SM) Portfolio of the Trust, due to a family member's employment by the Portfolio Manager of that Portfolio.

**   Messrs. McInerney and Turner are deemed to be "interested persons" of the
Trust as defined in the 1940 Act because of their relationship with ING Groep, N.V., the parent corporation of the Manager, Directed Services Inc.

*** Mr. Vincent was the beneficial owner of 200 shares of Goldman, Sachs, & Co., the parent company of the Portfolio Manager of the Goldman Sachs Internet Tollkeeper(SM) Portfolio of the Trust, from December 2002 through February 2003. These shares were acquired by an account that Mr. Vincent does not directly manage, and he disposed of the shares upon learning that they were held in his account. Mr. Vincent may technically have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Internet Tollkeeper(SM) Portfolio and of the Trust during this period.

**** For purposes of this table, "ING Funds Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; and USLICO Series Fund.

##   Mr. McInerney is also a director of the following investment companies: ING
VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Fund; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc.; and ING Series Fund, Inc.

Information about the Trust's officers is set forth in the table below:



                                                                TERM OF OFFICE AND             PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE        POSITIONS HELD WITH THE TRUST      LENGTH OF TIME SERVED (1)      THE LAST FIVE YEARS (2)
---------------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY            President and Chief                March 2003 - Present           President, Chief Executive
7337 E. Doubletree Ranch Rd. Executive Officer                                                 Officer and Chief Operating
Scottsdale, Arizona 85258                                                                      Officer March 2002 - Present
Date of Birth:  04/09/1949   Vice President                     January 2003 - March 2003      (For the ING Funds), February
                                                                                               2001 - March 2002 (For the
                                                                                               Pilgrim Funds), Chief
                                                                                               Operating Officer June 2000 -
                                                                                               February 2001 (For the Pilgrim
                                                                                               Funds); President and Chief
                                                                                               Executive Officer, ING Capital
                                                                                               Corporation, LLC, ING Funds
                                                                                               Services, LLC, ING Advisors,
                                                                                               Inc., ING Investments, LLC,
                                                                                               Lexington Funds Distributor,
                                                                                               Inc., Express America T.C.,
                                                                                               Inc. and EAMC Liquidation
                                                                                               Corp. (December 2001 -
                                                                                               Present); Executive Vice
                                                                                               President and Chief Operating
                                                                                               Officer and ING Funds
                                                                                               Distributor, LLC (June 2000 -
                                                                                               Present). Formerly, Executive
                                                                                               Vice President and Chief
                                                                                               Operating Officer, ING
                                                                                               Quantitative Management, Inc.
                                                                                               (October 2001 - September
                                                                                               2002), Senior Executive Vice
                                                                                               President (June 2000 -
                                                                                               December 2000) and Secretary
                                                                                               (April 1995 - December 2000),
                                                                                               ING Capital Corporation, LLC,
                                                                                               ING Funds Services, LLC, ING
                                                                                               Investments, LLC, ING
                                                                                               Advisors, Inc., Express
                                                                                               America T.C., Inc. and EAMC
                                                                                               Liquidation Corp.; Executive
                                                                                               Vice President, ING Capital
                                                                                               Corporation, LLC and its
                                                                                               affiliates (May 1998 - June
                                                                                               2000); and Senior Vice
                                                                                               President, ING Capital
                                                                                               Corporation, LLC and its
                                                                                               affiliates (April 1995 - April
                                                                                               1998).

MICHAEL J. ROLAND            Executive Vice President and       March 2003 - Present           Executive Vice President,
7337 E. Doubletree Ranch Rd. Chief Financial Officer                                           Assistant Secretary and
Scottsdale, Arizona 85258                                                                      Principal Financial Officer,
Date of Birth:  05/30/1958   Vice President and Assistant       January 2003 - March 2003      March 2002 - Present (For the
                             Secretary                                                         ING Funds), Senior Vice
                                                                                               President and Principal
                                                                                               Financial Officer, June 1998 -
                                                                                               March 2002 (For the Pilgrim
                                                                                               Funds), Chief Financial
                                                                                               Officer, December 2002 -
                                                                                               Present (For the IPI Funds),
                                                                                               Executive Vice President,
                                                                                               Chief Financial Officer and
                                                                                               Treasurer, ING Funds Services,
                                                                                               LLC, ING Funds Distributor,
                                                                                               LLC, ING Advisors, Inc., ING
                                                                                               Investments, LLC, Inc.,
                                                                                               Lexington Funds Distributor,
                                                                                               Inc., Express America T.C.,
                                                                                               Inc. and EAMC Liquidation
                                                                                               Corp. (December 2001 -
                                                                                               Present). Formerly, Executive
                                                                                               Vice President, Chief
                                                                                               Financial Officer and
                                                                                               Treasurer ING Quantitative
                                                                                               Management (December 2001 -
                                                                                               September 2002), Senior Vice
                                                                                               President, ING Funds Services,
                                                                                               LLC, ING Investments, LLC and
                                                                                               ING Funds Distributor, LLC
                                                                                               (June 1998 - December 2001)
                                                                                               and Chief Financial Officer of
                                                                                               Endeavor Group (April 1997 -
                                                                                               June 1998).

MARY BEA WILKINSON           Vice President                     March 2003 - Present           Senior Vice President, ING
1475 Dunwoody Drive West                                                                       Outside Funds Group
Chester, PA  19380           President                          February 2002 - March 2003     (2000-present); Senior Vice
Date of Birth:  9/18/1956                                                                      President and Chief Financial
                                                                                               Officer, First Golden American
                                                                                               Life Insurance Company of New
                                                                                               York (1997-present);
                                                                                               President, Directed Services,
                                                                                               Inc. (1993-1997)

                                                                TERM OF OFFICE AND             PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE        POSITIONS HELD WITH THE TRUST      LENGTH OF TIME SERVED (1)      THE LAST FIVE YEARS (2)
---------------------------------------------------------------------------------------------------------------------------------

ROBERT S. NAKA               Senior Vice President and          January 2003 - Present         Senior Vice President and
7337 E. Doubletree Ranch Rd. Assistant Secretary                                               Assistant, March 2002 -
Scottsdale, Arizona 85258                                                                      Present (For the ING Funds),
Date of Birth:  06/17/1963
                                                                                               Senior Vice President and
                                                                                               Assistant Secretary, November
                                                                                               1999 - March 2002 (For the
                                                                                               Pilgrim Funds), Assistant
                                                                                               Secretary, July 1996 -
                                                                                               November 1999 (For the Pilgrim
                                                                                               Funds), Secretary Senior Vice
                                                                                               President and Assistant
                                                                                               Secretary, ING Funds Services,
                                                                                               LLC, ING Funds Distributor,
                                                                                               LLC, ING Advisors, Inc., ING
                                                                                               Capital Corporation, LLC, ING
                                                                                               Investments, LLC (October 2001
                                                                                               - Present) and Lexington Funds
                                                                                               Distributor, Inc. (December
                                                                                               2001 - Present). Formerly,
                                                                                               Senior Vice President and
                                                                                               Assistant Secretary, ING
                                                                                               Quantitative Management, Inc.
                                                                                               (October 2001 - September
                                                                                               2002), Vice President, ING
                                                                                               Investments, LLC Senior Vice
                                                                                               President, ING Outside Funds
                                                                                               Group (2000-present); (April
                                                                                               Senior Vice President and
                                                                                               Chief Financial Officer, First
                                                                                               Golden 1997 American Life
                                                                                               Insurance Company of New York
                                                                                               (1997-present); - President,
                                                                                               Directed Services, Inc.
                                                                                               (1993-1997) October 1999),
                                                                                               Senior Vice President and
                                                                                               Assistant, March 2002 -
                                                                                               Present (For ING the ING
                                                                                               Funds), Funds Senior Vice
                                                                                               President and Assistant
                                                                                               Secretary, November 1999 -
                                                                                               Services, March 2002 (For the
                                                                                               Pilgrim Funds), Assistant
                                                                                               Secretary, July LLC (February
                                                                                               1996 1997 - - November August
                                                                                               1999 1999) (For and the
                                                                                               Assistant Pilgrim Vice Funds),
                                                                                               President, Secretary ING
                                                                                               Senior Funds Vice Services,
                                                                                               President LLC and (August
                                                                                               Assistant 1995 Secretary, -
                                                                                               ING February Funds 1997).
                                                                                               Services, LLC, ING Funds
                                                                                               Distributor, LLC, ING
                                                                                               Advisors, Inc., ING Capital
                                                                                               Corporation, LLC, ING
                                                                                               Investments, LLC (October 2001
                                                                                               - Present) and Lexington Funds
                                                                                               Distributor, Inc. (December
                                                                                               2001 - Present). Formerly,
                                                                                               Senior Vice President and
                                                                                               Assistant Secretary, ING
                                                                                               Quantitative Management, Inc.
                                                                                               (October 2001 - September
                                                                                               2002), Vice President, ING
                                                                                               Investments, LLC (April 1997 -
                                                                                               October 1999), ING Funds
                                                                                               Services, LLC (February 1997 -
                                                                                               August 1999) and Assistant
                                                                                               Vice President, ING Funds
                                                                                               Services, LLC (August 1995 -
                                                                                               February 1997).

KIMBERLY A. ANDERSON         Senior Vice President              November 2003 - Present        Senior Vice President,
7337 E. Doubletree Ranch Rd.                                                                   November 2003 - Present (For
Scottsdale, Arizona 85258    Vice President and Secretary       January 2003 - November 2003   the ING Funds) Senior Vice
Date of Birth:  07/25/1964                                                                     President, ING Funds Services,
                                                                                               LLC, ING Funds Distributor,
                                                                                               LLC, ING Capital Corp., ING
                                                                                               Investments, LLC, and
                                                                                               ING Pilgrim Funding Inc.
                                                                                               (September 2003 - Present);
                                                                                               Vice President and Secretary,
                                                                                               March 2002 -November 2003 (For
                                                                                               the ING Funds), February 2001
                                                                                               - March 2002 (For the Pilgrim
                                                                                               Funds), ING Funds Services,
                                                                                               LLC, ING Funds Distributor,
                                                                                               LLC, ING Advisors, Inc., ING
                                                                                               Investments, LLC (October 2001
                                                                                               - August 2003) and Lexington
                                                                                               Funds Distributor, Inc.
                                                                                               (December 2001 - Present).
                                                                                               Formerly, Vice President, ING
                                                                                               Quantitative Management, Inc.
                                                                                               (October 2001 - September
                                                                                               2002); Assistant Vice
                                                                                               President, ING Funds Services,
                                                                                               LLC (November 1999 - January
                                                                                               2001) and has held various
                                                                                               other positions with ING Funds
                                                                                               Services, LLC for more than
                                                                                               the last five years.

ROBYN L. ICHILOV             Vice President                     January 2003 - Present         Vice President and Treasurer,
7337 E. Doubletree Ranch Rd.                                                                   March 2002 - Present (For the
Scottsdale, Arizona 85258    Treasurer                          February 2003 - Present        ING Funds), May 1998 - March
Date of Birth:  09/25/1967                                                                     2002 (For the Pilgrim Funds),
                                                                                               Vice President, November 1997
                                                                                               - May 1998 (For the Pilgrim
                                                                                               Funds), Vice President, ING
                                                                                               Funds Services, LLC (October
                                                                                               2001 - Present) and ING
                                                                                               Investments, LLC (August 1997
                                                                                               - Present); Accounting
                                                                                               Manager, ING Investments, LLC
                                                                                               (November 1995 - Present).

LAUREN D. BENSINGER          Vice President                     February 2003 - Present        Vice President and Chief
7337 E. Doubletree Ranch Rd.                                                                   Compliance Officer, ING Funds
Scottsdale, Arizona 85258                                                                      Distributor, LLC (July, 1995
Date of Birth:  02/06/1954                                                                     to Present); Vice President
                                                                                               (February, 1996 to Present)
                                                                                               and Chief Compliance Officer
                                                                                               (October, 2001 to Present) ING
                                                                                               Investments, LLC; Vice
                                                                                               President and Chief Compliance
                                                                                               Officer, ING Advisors, Inc.
                                                                                               (July 2000 to Present);
                                                                                               Formerly, Vice President and
                                                                                               Chief Compliance Officer ING
                                                                                               Quantitative Management, Inc.
                                                                                               (July 2000 to September 2002)
                                                                                               and Vice President, ING Fund
                                                                                               Services, LLC (July 1995 to
                                                                                               Present).

                                                                TERM OF OFFICE AND             PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE        POSITIONS HELD WITH THE TRUST      LENGTH OF TIME SERVED (1)      THE LAST FIVE YEARS (2)
---------------------------------------------------------------------------------------------------------------------------------
J. DAVID GREENWALD           Vice President                     August 2003 - Present          Vice President of Mutual Fund
7337 E. Doubletree Ranch Rd.                                                                   Compliance of ING Fund
Scottsdale, AZ 85258                                                                           Services, LLC ( May 2003 -
Date of Birth:  09/24/1957                                                                     Present). Formerly Assistant
                                                                                               Treasure and Director of
                                                                                               Mutual Fund Compliance and
                                                                                               Operations of American
                                                                                               Skandia, A Prudential
                                                                                               Financial Company (October
                                                                                               1996 - May 2003).

HUEY FALGOUT                 Secretary                          August 2003 - Present          Counsel, ING U.S. Financial
7337 E. Doubletree Ranch Rd.                                                                   Services (November 2002 -
Scottsdale, Arizona 85258                                                                      Present). Formerly Associate
Date of Birth:  11/15/1963                                                                     General Counsel of AIG
                                                                                               American General (January 1999
                                                                                               - November 2002) and Associate
                                                                                               General Counsel of Van Kampen,
                                                                                               Inc. (April 1992 - January
                                                                                               1999).

THERESA K. KELETY            Assistant Secretary                August 2003 - Present          Counsel, ING U.S. Financial
7337 E. Doubletree Ranch Rd.                                                                   Services (April 2003 -
Scottsdale, Arizona 85258                                                                      Present). Formerly, Senior
Date of Birth:  02/28/1963                                                                     Associate with Shearman &
                                                                                               Sterling (February 2000 -
                                                                                               April 2003); Associate with
                                                                                               Sutherland Asbill & Brennan
                                                                                               (1996 - February 2000);
                                                                                               Morrison & Foerster
                                                                                               (1994-1996)

SUSAN P. KINENS              Assistant Vice President and       January 2003 - Present         Assistant Vice President and
7337 E. Doubletree Ranch Rd. Assistant Secretary                                               Assistant Secretary, ING Funds
Scottsdale, Arizona 85258                                                                      Services, LLC (December 2002 -
Date of Birth:  12/31/1976                                                                     Present); and has held various
                                                                                               other positions with ING Funds
                                                                                               Services, LLC for the last
                                                                                               five years.

TODD MODIC                   Vice President                     August 2003 - Present          Director of Financial
7337 E. Doubletree Ranch Rd.                                                                   Reporting, ING Investments,
Scottsdale, Arizona 85258    Assistant Vice President           January 2003 - August 2003     LLC (March 2001 - Present).
Date of Birth:  11/03/1967                                                                     Formerly, Director of
                                                                                               Financial Reporting, Axient
                                                                                               Communications, Inc. (May 2000
                                                                                               - January 2001) and Director
                                                                                               of Finance, Rural/Metro
                                                                                               Corporation (March 1995 - May
                                                                                               2000).

MARIA M. ANDERSON            Assistant Vice President          January 2003 - Present          Assistant Vice President, ING
7337 E. Doubletree Ranch Rd.                                                                   Funds Services, LLC (October
Scottsdale, Arizona 85258                                                                      2001 - Present). Formerly,
Date of Birth:  05/29/1958                                                                     Manager of Fund Accounting and
                                                                                               Fund Compliance, ING
                                                                                               Investments, LLC (September
                                                                                               1999 - November 2001); Section
                                                                                               Manager of Fund Accounting,
                                                                                               Stein Roe Mutual Funds (July
                                                                                               1998 - August 1999); and
                                                                                               Financial Reporting Analyst,
                                                                                               Stein Roe Mutual Funds (August
                                                                                               1997 - July 1998).



     (1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

     (2) The following documents the evolution of the name of each ING corporate entity referenced in the above biographies:

ING INVESTMENTS, LLC (MARCH 2002 - NAME CHANGED FROM ING PILGRIM INVESTMENTS,
LLC)
     ING Mutual Funds Management Co., LLC (April 2001 - merged into ING Pilgrim Investments, LLC)
     ING Pilgrim Investments, Inc. (February 2001 - merged into ING Pilgrim Investments, LLC)
     ING Pilgrim Investments, LLC (February 2001 - formed)
     ING Pilgrim Investments, Inc. (September 2000 - name changed from Pilgrim Investments, Inc.)
     Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim Investments,
     Inc.)
     Pilgrim Investments, Inc. (October 1998 - name changed from Pilgrim America Investments, Inc.)
     Pilgrim America Investments, Inc. (April 1995 - name changed from Newco Advisory Corporation)
     Newco Advisory Corporation (December 1994 - incorporated)

 ING FUNDS SERVICES, LLC (MARCH 2002 - NAME CHANGED FROM ING PILGRIM GROUP, LLC)
     ING Pilgrim Group, Inc. (February 2001 - merged into Pilgrim Group LLC)
     ING Pilgrim Group, LLC (February 2001 - formed)
     ING Pilgrim Group, Inc. (September 2000 - name changed from Pilgrim Group, Inc.)
     Lexington Global Asset Managers, Inc. (July 2000 - merged into Pilgrim Group, Inc.)
     Northstar Administrators, Inc. (November 1999 - merged into Pilgrim Group, Inc.)
     Pilgrim Group, Inc. (October 1998 - name changed from Pilgrim American Group, Inc.)
     Pilgrim America Group, Inc. (April 1995 - name changed from Newco Holdings Management Corporation)
     Newco Holdings Management Corporation (December 1994 - incorporated)

**Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar Investment Management Corporation)

ING FUNDS DISTRIBUTOR, LLC. (OCTOBER 2002)
     ING Funds Distributor, Inc. (October 2002 - merged into ING Funds Distributor, LLC)
     ING Funds Distributor, LLC (October 2002 - formed)
     ING Pilgrim Securities, Inc. (September 2000 - name changed from Pilgrim Securities, Inc.)
     Northstar Distributors Inc. (November 1999 - merged into Pilgrim Securities, Inc.)
     Pilgrim Securities, Inc. (October 1998 - name changed from Pilgrim America Securities, Inc.)
     Pilgrim America Securities, Inc. (April 1995 - name changed from Newco Distributors Corporation)
     Newco Distributors Corporation (December 1994 -incorporated)

ING ADVISORS, INC. (MARCH 2002 - NAME CHANGED FROM ING PILGRIM ADVISORS, INC.)
     ING Pilgrim Advisors, Inc. (March 2001 - name changed from ING Lexington Management Corporation)
     ING Lexington Management Corporation (October 2000 - name changed from Lexington Management Corporation)
     Lexington Management Corporation (December 1996 - incorporated)

ING CAPITAL CORPORATION, LLC (MARCH 2002 - NAME CHANGED FROM ING PILGRIM CAPITAL CORPORATION, LLC)
     ING Pilgrim Capital Corporation (February 2001 - merged into ING Pilgrim Capital Corporation, LLC)
     ING Pilgrim Capital Corporation, LLC (February 2001 - formed)
     ING Pilgrim Capital Corporation (September 2000 - name changed from Pilgrim Capital Corporation)
     Pilgrim Capital Corporation (February 2000 - name changed from Pilgrim Holdings Corporation)
     Pilgrim Holdings Corporation (October 1999 - name changed from Northstar Holdings, Inc.)
     Northstar Holdings, Inc. (October 1999 - merged into Pilgrim Capital Corporation)
     Pilgrim Capital Corporation (June 1999 - name changed from Pilgrim America Capital Corporation)
     Pilgrim Capital Corporation (June 1999 - merged into Pilgrim America Capital Corporation)
     Pilgrim America Capital Corporation (April 1997 - incorporated)

ING QUANTITATIVE MANAGEMENT, INC. (SEPTEMBER 2002 - DISSOLVED)
     ING Quantitative Management, Inc. (March 2002 - name changed from ING Pilgrim Quantitative Management, Inc.)
     ING Pilgrim Quantitative Management, Inc. (March 2001 - name changed from Market Systems Research Advisors)
     Market Systems Research Advisors, Inc. (November 1986 - incorporated)

SHARE OWNERSHIP POLICY

        In order to further align the interests of the Independent Trustees with shareholders, it is the policy to own beneficially, shares of one or more funds managed by ING entities at all times. For this purpose, beneficial ownership of Portfolio shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Portfolio.

        Under this Policy, the initial value of investments in ING Investors Trust that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Portfolio's investments will not cause a Trustee to have to make any additional investments under this Policy.


TRUSTEES' PORTFOLIO EQUITY OWNERSHIP POSITIONS

   Each of the current Trustees' ownership interest in the Trust, as of December 31, 2003, is set forth below:



                                                                               AGGREGATE DOLLAR RANGE OF EQUITY
                                                                               SECURITIES IN ALL REGISTERED
                                                                               INVESTMENT COMPANIES OVERSEEN BY
                             DOLLAR RANGE OF                                   TRUSTEE IN FAMILY OF INVESTMENT
NAME OF TRUSTEE              EQUITY SECURITIES IN TRUST                        COMPANIES
---------------------------------------------------------------------------------------------------------------------
Paul S. Doherty*             None                                              $___
J. Michael Earley            Marsico Growth __$___                             $___
                             MFS Mid Cap Growth __$___
                             Capital Guardian Small Cap
                                       __$__
R. Barbara Gitenstein        Janus Special Equity Portfolio __$___             $___
Walter H. May*               $___                                              $___
Thomas J. McInerney*         $___                                              $___
Jock Patton*                 $___                                              $___
David W.C. Putnam*           $___                                              $___
Blaine E. Rieke*             $___                                              $___
John G. Turner*              $___                                              $___
Roger B. Vincent             T. Rowe Price Capital Appreciation -- $___        $___
                             Van Kampen Growth and Income
                                       -- $___
                             Capital Guardian Small Cap
                                       -- $___

Richard A. Wedemeyer*        $___                                              $___



*    Appointed as Trustee on February 1, 2002.


BOARD COMMITTEES.


   VALUATION AND PROXY VOTING COMMITTEE. As of July 10, 2003, the name of the committee changed from the Valuation Committee to the Valuation and Proxy Voting Committee. The Committee's function is to review the determination of the value of securities held by the Portfolios for which market quotations are not available and, beginning in July 2003, oversee management's administration of proxy voting. The Valuation and Proxy Voting Committee currently consists of five (5) Independent Trustees: Jock Patton, Walter H. May, Paul Doherty, Richard A Wedemeyer, and R. Barbara Gitenstein. Mr. Patton serves as Chairman of the Committee. During the fiscal year ended December 31, 2003, the Valuation Committee held four (4) meetings.

   EXECUTIVE COMMITTEE. The Board has established an Executive Committee whose function is to act for the full Board if necessary in the event that Board action is needed between regularly scheduled Board meetings. The Executive Committee currently consists of two (2) Independent Trustees and two (2) Trustees who are "interested persons," as defined in the 1940 Act: John G. Turner, Walter H. May, Thomas J. McInerney and Jock Patton. Mr. Turner serves as Chairman of the Committee. During the fiscal year ended December 31, 2003, the Executive Committee held two (2) meetings.

   NOMINATING COMMITTEE. The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Nominating Committee consists of Walter H. May, Paul S. Doherty, R. Barbara Gitenstein and Richard A. Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. During the fiscal year ended December 31, 2003, the Nominating Committee held zero (0) meetings.

   AUDIT COMMITTEE. The Board has established an Audit Committee, composed entirely of Independent Trustees. The Audit Committee consists of Blaine E. Rieke, David W.C. Putnum, J. Michael Earley, and Roger B. Vincent. Mr. Earley serves as Chairman of the Committee. The Audit Committee reviews the financial reporting process, the Trust's systems of internal control, the audit process, and the Trust's processes for monitoring compliance with investment restrictions and applicable laws. The Audit Committee recommends to the Board the appointment of auditors for the Trust. In such capacity, it reviews audit plans, fees and other material arrangements with respect to the engagement of auditors, including non-audit services to be performed. It also reviews the qualifications of key personnel involved in the foregoing activities. During the fiscal year ended December 31, 2003, the Audit Committee held four (4) meetings.

   INVESTMENT REVIEW COMMITTEES. On February 25, 2003, the Board established two
(2) Investment Review Committees: the Domestic Equity and the International Equity and Fixed Income Funds Investment Review Committees. The purpose of these committees is to provide a committee structure that can effectively provide oversight of investment activities of the mutual fund portfolios. The Domestic Equity Investment Review Committee consists of J. Michael Earley, David W.C. Putnam, Blaine E. Rieke, John G. Turner, and Roger B. Vincent. The International Equity and Fixed Income Funds Investment Review Committee consists of five (5) Independent Trustees and one (1) Trustee who is an "interested person" as defined in the 1940 Act: Paul S. Doherty, R. Barbara Gitenstein, Walter May, Thomas J. McInerney, Jock Patton, and Richard A. Wedemeyer. Mr. Wedemeyer serves as Chairman of the Committee. During the fiscal year ended December 31, 2003, each Investment Review Committee (Domestic Equity and International Equity and Fixed Income Funds Committees held four (4) meetings.

   COMPLIANCE AND COORDINATION COMMITTEE. The Board has established a Qualified Legal Compliance Committee that will receive, retain, consider and act upon reports of evidence of possible material violations of applicable United States federal and state securities laws, breaches of fiduciary duty arising under United States federal or state law and similar violations of any United States federal or state law. The Committee currently consists of five Independent
Trustees: Jock Patton, Walter May, J. Michael Earley, John G. Turner, and Richard A. Wedemeyer. The Compliance and Coordination Committee meets only as needed and therefore did not hold any meetings during the fiscal year ended December 31, 2003.

FREQUENCY OF BOARD MEETINGS

   The Board currently conducts regular meetings four (4) times a year. The Audit and Valuation and Proxy Voting Committees also meet regularly four (4) times per year, respectively, and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.

COMPENSATION OF TRUSTEES.

   Each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any committee attended. Each Independent Trustee is compensated for his or her services according to a fee schedule and receives a fee that consists of an annual retainer component and a meeting fee component.

   Prior to February 26, 2002, each Independent Trustee, and any Interested Trustee that is not an interested person of ING or DSI, received (i) an annual retainer of $20,000, payable in equal quarterly installments; (ii) $5,000 per meeting for each Board meeting attended in person; (iii) $1,000 for attendance in person at any committee meeting not held in conjunction with a regular Board Meeting or for any specially called telephonic meeting; (iv) $5,000 per annum for serving as a committee chairperson, paid in equal quarterly installments;
(v) $1,250 per meeting for attendance at a regular Board meeting by telephone;
(vi) $250 per meeting for attendance of a committee meeting not held in conjunction with a regular Board meeting by telephone; and (vii) reimbursement for out-of-pocket expenses. In addition, the Lead Trustee received an additional 50% of the regular retainer of $20,000 plus 50% of the full quarterly meeting fee of $20,000 plus 50% of $1,000 for attendance in person at any committee meeting not held in conjunction with a regular Board meeting or for any specially called telephonic meeting. The pro rata share paid by each Portfolio was based on the Portfolio's average net assets as a percentage of the average net assets of all the Portfolios for which the Trustees serve in common as trustees as of the date the payment is due. None of the Trustees of the Trust was entitled to receive pension or retirement benefits during the year ended December 31, 2003.

   Prior to January 1, 2003, each Portfolio of the Trust paid each Independent Trustee a pro rata share, as described below, of: (i) an annual retainer of $35,000 (Messrs. Patton and May, as lead directors, receive an annual retainer of $45,000); (ii) $5,500 for each in person meeting of the Board; (iii) $1,000 per attendance of any Committee meeting; (iv) $1,000 for attendance at any Special meeting; and (v) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio's average net assets as a percentage of the average net assets of all the funds managed by DSI or its affiliate, ING Investments LLC, for which the Trustees serve in common as Directors/Trustees.

        Effective January 1, 2003, each Portfolio of the Trust pays each Independent Trustee a pro rata share, as described below, of: (i) an annual retainer of $40,000 per year (Messrs. May and Patton, as lead Trustees, receive an annual retainer of $55,000); (ii) $7,000 for each in-person meeting of the Board; (iii) $2,000 per attendance of a telephonic Board meeting; (iv) $2,000 per attendance of a committee meeting; (v) extra pay of $1,000 per meeting paid to committee chairmen; (vii) an extra retainer of $15,000 per year for lead directors; and (viii) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio's average net assets of all the funds managed by DSI or its affiliate, ING Investments LLC, for which the Trustees serve in common as Directors/Trustees.

   The following table sets forth information regarding compensation of Trustees by the Trust and other funds managed by DSI and its affiliates for the fiscal year ended December 31, 2003. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by DSI or its affiliates.

                     AGGREGATE
                     COMPENSATION                   AGGREGATE                        AGGREGATE       AGGREGATE
                     FROM            AGGREGATE      COMPENSATION    AGGREGATE        COMPENSATION    COMPENSATION
                     SALOMON         COMPENSATION   FROM CAPITAL    COMPENSATION     FROM            FROM FMRSM
NAME OF              BROTHERS ALL    FROM UBS U.S.  GUARDIAN        FROM PIMCO       DEVELOPING      DIVERSIFIED
PERSON, POSITION     CAP             BALANCED       SMALL CAP       CORE BOND        WORLD           MID-CAP
------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER
TRUSTEE(4), (5)             --              --             --             --              --             --

THOMAS J.
MCINERNEY
TRUSTEE(4), (5)             --              --             --             --              --             --

R. GLENN HILLIARD
TRUSTEE(4), (5), (6)        --              --             --             --              --             --

J. MICHAEL EARLEY
TRUSTEE                   $___            $___           $___           $___            $___           $___

R. BARBARA
GITENSTEIN
TRUSTEE                   $___            $___           $___           $___            $___           $___

ROGER B. VINCENT
TRUSTEE(9)                $___            $___           $___           $___            $___           $___

PAUL S. DOHERTY
TRUSTEE(4)                $___            $___           $___           $___            $___           $___

WALTER H. MAY
TRUSTEE(4)                $___            $___           $___           $___            $___           $___

BLAINE E. RIEKE
TRUSTEE(4), (8)           $___            $___           $___           $___            $___           $___

RICHARD A.
WEDEMEYER TRUSTEE(4)      $___            $___           $___           $___            $___           $___

JOCK PATTON
TRUSTEE(4)                $___            $___           $___           $___            $___           $___

DAVID W.C. PUTNAM
TRUSTEE(4)                $___            $___           $___           $___            $___           $___

ROBERT A.
GRAYSON TRUSTEE(7)          --              --             --             --              --             --

STANLEY B. SEIDLER
TRUSTEE(7)                  --              --             --             --              --             --

ELIZABETH J.
NEWELL
TRUSTEE(7)                  --              --             --             --              --             --

JOHN R. BARMEYER
TRUSTEE(7)                  --              --             --             --              --             --

ROBERT C. SALIPANTE
TRUSTEE(5), (7), (10)       --              --             --             --              --             --

                        AGGREGATE      AGGREGATE
                        COMPENSATION   COMPENSATION   AGGREGATE       AGGREGATE
                        FROM VAN       FROM T.        COMPENSATION    COMPENSATION
                        KAMPEN         ROWE PRICE     FROM JENNISON   FROM
NAME OF                 EQUITY         EQUITY         EQUITY          MERCURY FOCUS
PERSON, POSITION        GROWTH         INCOME         OPPORTUNITIES   VALUE
-------------------------------------------------------------------------------------
JOHN G. TURNER
TRUSTEE(4), (5)               --             --             --             --

THOMAS J.
MCINERNEY
TRUSTEE(4), (5)               --             --             --             --

R. GLENN HILLIARD
TRUSTEE(4), (5), (6)          --             --             --             --

J. MICHAEL EARLEY
TRUSTEE                     $___           $___           $___           $___

R. BARBARA
GITENSTEIN
TRUSTEE                     $___           $___           $___           $___

ROGER B. VINCENT
TRUSTEE(9)                  $___           $___           $___           $___

PAUL S. DOHERTY
TRUSTEE(4)                  $___           $___           $___           $___

WALTER H. MAY
TRUSTEE(4)                  $___           $___           $___           $___

BLAINE E. RIEKE
TRUSTEE(4), (8)             $___           $___           $___           $___

RICHARD A.
WEDEMEYER TRUSTEE(4)        $___           $___           $___           $___

JOCK PATTON
TRUSTEE(4)                  $___           $___           $___           $___

DAVID W.C. PUTNAM
TRUSTEE(4)                  $___           $___           $___           $___

ROBERT A.
GRAYSON TRUSTEE(7)            --             --             --             --

STANLEY B. SEIDLER
TRUSTEE(7)                    --             --             --             --

ELIZABETH J.
NEWELL
TRUSTEE(7)                    --             --             --             --

JOHN R. BARMEYER
TRUSTEE(7)                    --             --             --             --

ROBERT C. SALIPANTE
TRUSTEE(5), (7), (10)         --             --             --             --

                                   AGGREGATE     AGGREGATE     AGGREGATE
                  AGGREGATE        COMPENSATION  COMPENSATION  COMPENSATION  AGGREGATE    AGGREGATE
                  COMPENSATION     FROM          FROM JP       FROM VAN      COMPENSATION COMPENSATION  AGGREGATE
                  FROM T. ROWE     MERCURY       MORGAN        KAMPEN        FROM         FROM MFS      COMPENSATION
NAME OF           PRICE CAPITAL    FUNDAMENTAL   SMALL CAP     GLOBAL        MARSICO      MID CAP       FROM
PERSON, POSITION  APPRECIATION     GROWTH        EQUITY        FRANCHISE     GROWTH       GROWTH        HARD ASSETS
------------------------------------------------------------------------------------------------------------------

JOHN G. TURNER
TRUSTEE(4), (5)          --              --            --            --           --            --            --

THOMAS J.
MCINERNEY
TRUSTEE(4), (5)          --              --            --            --           --            --            --

R. GLENN
HILLIARD
TRUSTEE(4),
(5), (6)                 --              --            --            --           --            --            --

J. MICHAEL
EARLEY
TRUSTEE                $___            $___          $___          $___         $___          $___          $___

R. BARBARA
GITENSTEIN
TRUSTEE                $___            $___          $___          $___         $___          $___          $___

ROGER B.
VINCENT
TRUSTEE(9)             $___            $___          $___          $___         $___          $___          $___

PAUL S. DOHERTY
TRUSTEE(4)             $___            $___          $___          $___         $___          $___          $___

WALTER H. MAY
TRUSTEE(4)             $___            $___          $___          $___         $___          $___          $___

BLAINE E.
RIEKE
TRUSTEE(4), (8)        $___            $___          $___          $___         $___          $___          $___

RICHARD A.
WEDEMEYER
TRUSTEE(4)             $___            $___          $___          $___         $___          $___          $___

JOCK PATTON
TRUSTEE(4)             $___            $___          $___          $___         $___          $___          $___

DAVID W.C.
PUTNAM
TRUSTEE(4)             $___            $___          $___          $___         $___          $___          $___

ROBERT A.
GRAYSON
TRUSTEE(7)             $___            $___          $___          $___         $___          $___          $___

STANLEY B.
SEIDLER
TRUSTEE(7)               --              --            --            --           --            --            --

ELIZABETH J.
NEWELL
TRUSTEE(7)               --              --            --            --           --            --            --

JOHN R. BARMEYER
TRUSTEE(7)               --              --            --            --           --            --            --

ROBERT C.
SALIPANTE
TRUSTEE(5),
(7), (10)                --              --            --            --           --            --            --

                        AGGREGATE                    AGGREGATE
                        COMPENSATION                 COMPENSATION
                        FROM JULIUS    AGGREGATE     FROM
                        BAER           COMPENSATION  SALOMON
NAME OF                 FOREIGN        FROM          BROTHERS
PERSON, POSITION        PORTFOLIO(11)  INT'L EQUITY  INVESTORS
------------------------------------- -------------------------------------------------
JOHN G. TURNER
TRUSTEE(4), (5)            --            --            --

THOMAS J.
MCINERNEY
TRUSTEE(4), (5)            --            --            --

R. GLENN
HILLIARD
TRUSTEE(4), (5), (6)       --            --            --

J. MICHAEL
EARLEY
TRUSTEE                  $___          $___          $___

R. BARBARA
GITENSTEIN
TRUSTEE                  $___          $___          $___

ROGER B.
VINCENT
TRUSTEE(9)               $___          $___          $___

PAUL S. DOHERTY
TRUSTEE(4)               $___          $___          $___

WALTER H. MAY
TRUSTEE(4)               $___          $___          $___

BLAINE E.
RIEKE
TRUSTEE(4), (8)          $___          $___          $___

RICHARD A.
WEDEMEYER
TRUSTEE(4)               $___          $___          $___

JOCK PATTON
TRUSTEE(4)               $___          $___          $___

DAVID W.C.
PUTNAM
TRUSTEE(4)               $___          $___          $___

ROBERT A.
GRAYSON
TRUSTEE(7)               $___          $___          $___

STANLEY B.
SEIDLER
TRUSTEE(7)                 --            --            --

ELIZABETH J.
NEWELL
TRUSTEE(7)                 --            --            --

JOHN R. BARMEYER
TRUSTEE(7)                 --            --            --

ROBERT C.
SALIPANTE
TRUSTEE(5),
(7), (10)                  --            --            --

                        AGGREGATE             AGGREGATE                                               AGGREGATE
                        COMPENSATION          COMPENSATION      AGGREGATE         AGGREGATE           COMPENSATION
                        FROM                  FROM CAPITAL      COMPENSATION      COMPENSATION FROM   FROM
NAME OF                 LEGG MASON VALUE      GUARDIAN LARGE    FROM LIMITED      CAPITAL GUARDIAN    VAN KAMPEN REAL
PERSON, POSITION        INCOME(12)            CAP VALUE         MATURITY BOND     MANAGED GLOBAL      ESTATE
---------------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER
TRUSTEE(4), (5)                   --                  --                --                 --                 --

THOMAS J. MCINERNEY
TRUSTEE(4), (5)                   --                  --                --                 --                 --

R. GLENN HILLIARD
TRUSTEE(4), (5), (6)              --                  --                --                 --                 --

J. MICHAEL EARLEY
TRUSTEE                         $___                $___              $___               $___               $___

R. BARBARA GITENSTEIN
TRUSTEE                         $___                $___              $___               $___               $___

ROGER B. VINCENT
TRUSTEE(9)                      $___                $___              $___               $___               $___

PAUL S. DOHERTY
TRUSTEE(4)                      $___                $___              $___               $___               $___

WALTER H. MAY
TRUSTEE(4)                      $___                $___              $___               $___               $___

BLAINE E. RIEKE
TRUSTEE(4), (8)                 $___                $___              $___               $___               $___

RICHARD A. WEDEMEYER
TRUSTEE(4)                      $___                $___              $___               $___               $___

JOCK PATTON
TRUSTEE(4)                      $___                $___              $___               $___               $___

DAVID W.C. PUTNAM
TRUSTEE(4)                      $___                $___              $___               $___               $___

ROBERT A. GRAYSON
TRUSTEE(7)                        --                  --                --                 --                 --

STANLEY B. SEIDLER
TRUSTEE(7)                        --                  --                --                 --                 --

ELIZABETH J. NEWELL
TRUSTEE(7)                        --                  --                --                 --                 --

JOHN R. BARMEYER
TRUSTEE(7)                        --                  --                --                 --                 --

ROBERT C. SALIPANTE               --                  --                --                 --                 --
TRUSTEE(5), (7), (10)

                                              AGGREGATE         AGGREGATE
                            AGGREGATE         COMPENSATION      COMPENSATION
                            COMPENSATION      FROM              FROM
NAME OF                     FROM              JANUS SPECIAL     AIM MID CAP
PERSON, POSITION            MFS RESEARCH      EQUITY            GROWTH
---------------------------------------------------------------------------------
JOHN G. TURNER
TRUSTEE(4), (5)                     --                --                --

THOMAS J. MCINERNEY
TRUSTEE(4), (5)                     --                --                --

R. GLENN HILLIARD
TRUSTEE(4), (5), (6)                --                --                --

J. MICHAEL EARLEY
TRUSTEE                           $___              $___              $___

R. BARBARA GITENSTEIN
TRUSTEE                           $___              $___              $___

ROGER B. VINCENT
TRUSTEE(9)                        $___              $___              $___

PAUL S. DOHERTY
TRUSTEE(4)                        $___              $___              $___

WALTER H. MAY
TRUSTEE(4)                        $___              $___              $___

BLAINE E. RIEKE
TRUSTEE(4), (8)                   $___              $___              $___

RICHARD A. WEDEMEYER
TRUSTEE(4)                        $___              $___              $___

JOCK PATTON
TRUSTEE(4)                        $___              $___              $___

DAVID W.C. PUTNAM
TRUSTEE(4)                        $___              $___              $___

ROBERT A. GRAYSON
TRUSTEE(7)                          --                --                --

STANLEY B. SEIDLER
TRUSTEE(7)                          --                --                --

ELIZABETH J. NEWELL
TRUSTEE(7)                          --                --                --

JOHN R. BARMEYER
TRUSTEE(7)                          --                --                --

ROBERT C. SALIPANTE                 --                --                --
TRUSTEE(5), (7), (10)

                                              AGGREGATE          AGGREGATE                           AGGREGATE
                            AGGREGATE         COMPENSATION       COMPENSATION      AGGREGATE         COMPENSATION
                            COMPENSATION      FROM EAGLE ASSET   FROM VAN KAMPEN   COMPENSATION      FROM GOLDMAN
NAME OF                     FROM              CAPITAL            GROWTH AND        FROM ALLIANCE     SACHS INTERNET
PERSON, POSITION            MFS TOTAL RETURN  APPRECIATION(13)   INCOME            MID CAP GROWTH    TOLLKEEPER
-----------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER
TRUSTEE(4), (5)                   --                --                 --                --                --

THOMAS J. MCINERNEY
TRUSTEE(4), (5)                   --                --                 --                --                --

R. GLENN HILLIARD
TRUSTEE(4), (5), (6)              --                --                 --                --                --

J. MICHAEL EARLEY
TRUSTEE                         $___              $___               $___              $___              $___

R. BARBARA GITENSTEIN
TRUSTEE                         $___              $___               $___              $___              $___

ROGER B. VINCENT
TRUSTEE(9)                      $___              $___               $___              $___              $___

PAUL S. DOHERTY TRUSTEE(4)      $___              $___               $___              $___              $___

WALTER H. MAY TRUSTEE(4)        $___              $___               $___              $___              $___

BLAINE E. RIEKE
TRUSTEE(4), (8)                 $___              $___               $___              $___              $___

RICHARD A. WEDEMEYER
TRUSTEE(4)                      $___              $___               $___              $___              $___

JOCK PATTON  TRUSTEE(4)         $___              $___               $___              $___              $___

DAVID W.C. PUTNAM
TRUSTEE(4)                      $___              $___               $___              $___              $___

ROBERT A. GRAYSON
TRUSTEE(7)                        --                --                 --                --                --

STANLEY B. SEIDLER
TRUSTEE(7)                        --                --                 --                --                --

ELIZABETH J. NEWELL
TRUSTEE(7)                        --                --                 --                --                --

JOHN R. BARMEYER
TRUSTEE(7)                        --                --                 --                --                --

ROBERT C. SALIPANTE
TRUSTEE(5), (7), (10)             --                --                 --                --                --

                                                                     TOTAL
                                PENSION OR                           COMPENSATION
                                RETIREMENT                           FROM
                                BENEFITS           ESTIMATED         REGISTRANT
                                ACCRUED            ANNUAL            AND FUND
                                AS PART OF         BENEFITS          COMPLEX PAID
NAME OF                         FUND               UPON              TO TRUSTEES(2),
PERSON, POSITION                EXPENSES           RETIREMENT(1)     (3)
--------------------------------------------------------------------------------------
JOHN G. TURNER
TRUSTEE(4), (5)                      --                 --                --

THOMAS J. MCINERNEY
TRUSTEE(4), (5)                      --                 --                --

R. GLENN HILLIARD
TRUSTEE(4), (5), (6)                 --                 --                --

J. MICHAEL EARLEY
TRUSTEE                             N/A               N/A               $___

R. BARBARA GITENSTEIN
TRUSTEE                             N/A               N/A               $___

ROGER B. VINCENT
TRUSTEE(9)                          N/A               N/A               $___

PAUL S. DOHERTY TRUSTEE(4)          N/A               N/A               $___

WALTER H. MAY TRUSTEE(4)            N/A               N/A               $___

BLAINE E. RIEKE
TRUSTEE(4), (8)                     N/A               N/A               $___

RICHARD A. WEDEMEYER
TRUSTEE(4)                          N/A               N/A               $___

JOCK PATTON  TRUSTEE(4)             N/A               N/A               $___

DAVID W.C. PUTNAM
TRUSTEE(4)                          N/A               N/A               $___

ROBERT A. GRAYSON
TRUSTEE(7)                           --                 --                --

STANLEY B. SEIDLER
TRUSTEE(7)                           --                 --                --

ELIZABETH J. NEWELL
TRUSTEE(7)                           --                 --                --

JOHN R. BARMEYER
TRUSTEE(7)                           --                 --                --

ROBERT C. SALIPANTE
TRUSTEE(5), (7), (10)                --                 --                --

(1) The Board has adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the Trust at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.

(2) Represents compensation for ___ funds (total in complex as of December 31, 2003).

(3) Director/Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

(4)     Appointed as Trustee on February 1, 2002.

(5) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of DSI, the manager and distributor to the Trust. Officers and Trustees who are interested persons of ING or the Manager do not receive any compensation from the Portfolio.

(6)     Resigned as a Trustee effective April 30, 2003.

(7)     Resigned as a Trustee effective February 26, 2002.

(8) Mr. Reike may be deemed to be an "interested person" of the Trust, as defined in the 1940 Act, because a family member is an employee of Goldman, Sachs & Co., the parent company of a Portfolio Manager to one of the Portfolios. For a period of time prior to May 1, 2003, Mr. Rieke may have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Internet Tollkeeper Portfolio of the Trust, due to a family member's employment by the Portfolio Manager of that Portfolio.

(9) Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares. The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract, owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings. Mr. Vincent was the beneficial owner of 200 shares of Goldman, Sachs & Co., the parent company of the Portfolio Manager of the Goldman Sachs Internet Tollkeeper(SM) Portfolio of the Trust, from December 2002 through February 2003. These shares were acquired by an account that Mr. Vincent does not directly manage, and he disposed of the shares upon learning that they were held in his account. Mr. Vincent may technically have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Internet Tollkeeper(SM) Portfolio and of the Trust during this period.

(10) Did not stand for re-election as Trustee and stepped down from the Board as of February 26, 2002.

(11) ING JPMorgan Fleming International Enhanced EAFE Portfolio became the ING Julius Baer Foreign Portfolio on September 2, 2003.

(12) ING Janus Growth and Income Portfolio is known as ING Legg Mason Value Portfolio as of May 1, 2004.

(13) ING Eagle Asset Value Equity Portfolio is known as ING Eagle Asset Capital Appreciation as of May 1, 2004.

OWNERSHIP OF SHARES.

   The following table describes Mr. Vincent's beneficial ownership of equity securities of Goldman, Sachs & Co. as of December 31, 2002. Goldman Sachs & Co. Asset Management was a portfolio manager of a series of the Trust. Effective May 1, 2003, Goldman Sachs & Co. was reorganized as the parent company to such portfolio manager, which became a wholly owned subsidiary of Goldman, Sachs, & Co. Mr. Vincent's beneficial ownership of these shares was divested subsequent to December 31, 2002.

NAME OF DIRECTOR        COMPANY         TITLE OF CLASS    VALUE OF SECURITIES     PERCENT OF CLASS
Roger B. Vincent        Goldman         Common            13,620*                 < 1%
                        Sachs & Co.

* As of December 31, 2002.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS.


   Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of the company. A control person may be able to take actions regarding its Portfolio without the consent or approval of other shareholders.

   As of December 31, 2003, none of the Independent Trustees or their immediate family members owned beneficially or of record securities in DSI or ING Groep, N.V. ("ING") or any affiliated companies of DSI or ING, except as described above. In addition, none of the Independent Trustees or their immediate family members had a direct or indirect material interest in DSI or ING or any affiliated companies of DSI or ING.

   Shares of the Portfolios may be offered to insurance companies as depositors of separate accounts which are used to fund variable annuity contracts ("VA Contracts") and variable life insurance contracts ("VLI Contracts"), to qualified pension and retirement plans outside the separate accounts context, and to investment advisers and their affiliates. Golden American Life Insurance Company may be deemed a control person of certain series of the Trust in that certain of its separate accounts hold more than 25% of the shares of these series.



                                                                   GOLDEN AMERICAN LIFE
                                                                   INSURANCE CO.
ING Liquid Assets Portfolio                                        ___%
ING Limited Maturity Bond Portfolio                                ___%
ING Van Kampen Real Estate Portfolio                               ___%
ING T. Rowe Price Equity Income Portfolio                          ___%
ING Jennison Equity Opportunities Portfolio                        ___%
ING Van Kampen Growth & Income Portfolio                           ___%
ING Eagle Asset Capital Appreciation Portfolio(1)                  ___%
ING Capital Guardian Small Cap Portfolio                           ___%
ING Aim Mid Cap Growth Portfolio                                   ___%
ING Salomon Brothers All Cap Portfolio                             ___%
ING Salomon Brothers Investors Portfolio                           ___%
ING Capital Guardian Large Cap Portfolio                           ___%
ING UBS U.S. Balanced Portfolio                                    ___%
ING FMRSM Diversified Mid Cap Portfolio                            ___%
ING Goldman Sachs Internet Tollkeeper(SM) Portfolio                ___%
ING Mercury Focus Value Portfolio                                  ___%
ING Van Kampen Equity Growth                                       ___%
ING JPMorgan Small Cap Equity Portfolio                            ___%
ING T. Rowe Price Capital Appreciation Portfolio.                  ___%
ING Capital Guardian Managed Global Portfolio                      ___%
ING Developing World Portfolio                                     ___%
ING MFS Mid Cap Growth                                             ___%
ING MFS Research Portfolio                                         ___%
ING MFS Total Return Portfolio                                     ___%
ING Marsico Growth Portfolio                                       ___%
ING Alliance Mid Cap Growth Portfolio                              ___%
ING PIMCO Core Bond Portfolio                                      ___%
ING Hard Assets Portfolio                                          ___%
ING Legg Mason Value Portfolio(2)                                  ___%
ING Janus Special Equity Portfolio                                 ___%

ING International Portfolio                                        ___%
ING Van Kampen Global Franchise Portfolio                          ___%
ING JPMorgan Small Cap Equity Portfolio                            ___%
ING Mercury Fundamental Growth Portfolio                           ___%



   (1) ING Eagle Asset Value Equity is known as ING Eagle Asset Capital Appreciation Portfolio as of May 1, 2004.

   (2) ING Janus Growth and Income Portfolio is known as ING Legg Mason Value Portfolio as of May 1, 2004.

   As of March 31, 2004, the following owned of record or, to the knowledge of the Trust, beneficially owned more than 5% or more of the outstanding shares of:



                                         GOLDEN AMERICAN LIFE     GOLDEN AMERICAN LIFE    EQUITABLE LIFE INSURANCE
                                         INSURANCE CO.            INSURANCE CO. SEED      COMPANY OF IOWA,
               PORTFOLIO                 1475 DUNWOODY DRIVE,     SHARES                  604 LOCUST STREET
            CLASS OF SHARES              WEST CHESTER, PA 19380   1475 DUNWOODY DRIVE     DES MOINES, IA  50309
                                                                  WEST CHESTER, PA 19380
   ---------------------------------------------------------------------------------------------------------------
   LEGG MASON VALUE                               ___%                     ___%                      ___%
        CLASS R

   JPMORGAN SMALL CAP EQUITY                      ___%                     ___%                      ___%
        CLASS R

   MARSICO GROWTH                                 ___%                     ___%                      ___%
        CLASS R

   MERCURY FUNDAMENTAL GROWTH                     ___%                     ___%                      ___%
        CLASS R

   MFS TOTAL RETURN                               ___%                     ___%                      ___%
        CLASS R

   T. ROWE PRICE CAPITAL APPRECIATION             ___%                     ___%                      ___%
        CLASS R

   T. ROWE PRICE EQUITY INCOME                    ___%                     ___%                      ___%
        CLASS R



   The Trust has no knowledge of any other owners of record of 5% or more of outstanding shares of a Portfolio.

   To the knowledge of management, the Trustees and Officers of the Trust as a group owned less than 1% of the outstanding shares of any Portfolio of the Trust as of March 31, 2004.


THE MANAGEMENT AGREEMENT.


        Directed Services, Inc. ("DSI" or the "Manager") serves as Manager to the Portfolios pursuant to a Management Agreement (the "Management Agreement") between the Manager and the Trust. DSI's address is 1475 Dunwoody Drive, West Chester, PA 19380-1478. DSI is a New York corporation that is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"), which, in turn, is a subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. DSI is registered with the SEC as an investment adviser and a broker-dealer. Three Portfolio Managers of the Trust, Baring International Investment Limited, Aeltus Investment Management, Inc., and ING Investment Management Advisors BV are affiliates of DSI through their common ownership by ING. DSI has entered into an Administrative Services Sub-Contract (the "Sub-Contract") with one of its affiliates, ING Funds Services, LLC ("ING Funds Services"), effective January 1, 2003. ING Funds Services is located at 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258. Under the Sub-Contract, ING Funds Services assumes responsibility for providing non-advisory services required of DSI under the Management Agreement to the Trust on DSI's behalf. Under the Sub-Contract, ING Funds Services is compensated by DSI a portion of the unified fee for the services performed by ING Funds Services under the Sub-Contract.

        The Trust currently offers the shares of its operating Portfolios to, among others, separate accounts of Golden American Life Insurance Company ("Golden American") to serve as the investment medium for Variable Contracts issued by Golden American. DSI is the principal underwriter and distributor of the Variable Contracts issued by Golden American. Golden American is a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American is a wholly owned subsidiary of Equitable of Iowa. The Trust may in the future offer shares of the Portfolios to separate accounts of other affiliated insurance companies.


        Pursuant to the Management Agreement, the Manager, subject to the direction of the Board of Trustees, is responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Trust and its Portfolios other than the investment advisory services performed by the Portfolio Managers. These services include, but are not limited to, (i) coordinating for all Portfolios, at the Manager's expense, all matters relating to the operation of the Portfolios, including any necessary coordination among the Portfolio Managers, Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of the Portfolio's portfolios), accountants, attorneys, and other parties performing services or operational functions for the Trust; (ii) providing the Trust and the Portfolio, at the Manager's expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by the Manager of such books and records of the Trust and the Portfolios as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties selected by the Manager of all federal, state, and local tax returns and reports of the Trust relating to the Portfolios required by applicable law; (v) preparing and filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Portfolios as required by applicable law in connection with the Portfolios; (vi) preparing and arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law in connection with the Portfolio; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at the Manager's expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Portfolios contemplated in the Management Agreement. Other responsibilities of the Manager are described in the Prospectus.

   The Trust and the Manager have received an exemptive order from the SEC that allows the Manager to enter into new investment sub-advisory contracts ("Portfolio Management Agreements") and to make material changes to Portfolio Management Agreements with the approval of the Board of Trustees, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Portfolio Management Agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of variable contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change. The Manager remains responsible for providing general management services to each of the Portfolios, including overall supervisory responsibility for the general management and investment of each Portfolio's assets, and, subject to the review and approval of the Board, will among other things: (i) set each Portfolio's overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of a Portfolio's assets; (iii) when appropriate, allocate and reallocate a Portfolio's assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the relevant Portfolio's investment objectives, policies and restrictions.

        The Manager shall make its officers and employees available to the Board of Trustees and Officers of the Trust for consultation and discussions regarding the supervision and administration of the Portfolio.


        In connection with their deliberations relating to each Portfolio's current Management Agreement and Portfolio Manager Agreements, the Board of Trustees, including the Independent Trustees, considered information that had been provided by DSI and the Portfolio Managers to the Portfolios that engage them. In considering the Management Agreement and Portfolio Management Agreements, the Board of Trustees considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board of Trustees in reviewing the Management Agreement included, but were not limited to, the following: (1) the performance of each Portfolio compared to performance of a peer group of funds; (2) the nature and quality of the services provided by DSI to the Funds; (3) the fairness of the compensation under the Management Agreement in light of the services provided to the Funds; (4) the profitability to DSI from the Management Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources utilized by DSI; (6) the expenses borne by the Portfolios and a comparison of each Portfolio's fees and expenses to those of a peer group of funds; and (7) DSI's compliance capabilities and efforts on behalf of each Portfolio. The Board of Trustees also considered the total services provided by and procured by DSI under the bundled fee arrangement.


        In considering the Management Agreement, the Board of Trustees, including the Independent Trustees, did not identity any single factor as all-important or controlling. However, the Independent Trustees indicated that, generally, they initially scrutinized the performance of each Portfolio, including performance in relation to a peer group of funds and in relation to a benchmark index or a combination of indexes, and the oversight and monitoring activities of DSI. The Trustees also initially scrutinized the fees paid by the Portfolio under the bundled fee arrangement.


        The factors considered by the Board of Trustees in reviewing the Portfolio Management Agreements included, but were not limited to, the following: (1) the performance of each Portfolio compared to performance of a peer group of funds; (2) the nature and quality of the services provided by the Portfolio Manager; (3) the fairness of the compensation under the Portfolio Management Agreements in light of the services provided; (4) the personnel (including the portfolio managers), operations, financial condition, and investment management capabilities, methodologies and performance of each Portfolio Manager; and (5) the costs for the services of the Portfolio Manager. The Board of Trustees also considered the fee paid to each Portfolio Manager by DSI for services to the Portfolios.

        In reviewing the terms of each Management Agreement and each Portfolio Manager Agreement and in discussions with DSI concerning such Management Agreements and Portfolio Manager Agreements, the Independent Trustees were represented by independent legal counsel. Based upon its review, the Board of Trustees has determined that the Management Agreement and Portfolio Manager Agreements are in the best interests of the Portfolios and their shareholders and that the bundled fee arrangement under the Management Agreement is fair and reasonable. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of Trustees of each Fund, including the unanimous vote of the Independent Trustees, approved the Management Agreement and Portfolio Management Agreements.


        Pursuant to the Management Agreement, the Manager is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios in the event that at any time no Portfolio Manager is engaged to manage the assets of such Portfolio.


        The Management Agreement continues in effect for an initial two year period and from year to year thereafter with respect to each Portfolio so long as it is approved annually by (i) the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust or by the Board of Trustees, and (ii) a majority of the Trustees who are not parties to such Management Agreement or "interested persons" (as defined in the 1940 Act)) of any such party. The Management Agreement, dated October 24, 1997, was approved by shareholders at a meeting held on October 9, 1997, and was last approved by the Board of Trustees, including the Trustees who are not parties to the Management Agreement or interested persons of such parties, at a meeting held on November 7, 2001, and was last amended by such Trustees on February 26, 2002. The amended Management Agreement was last approved by shareholders at a meeting held on July 10, 2002. The Management Agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Portfolio or by the Manager, on 60 days' written notice by either party to the Management Agreement, and will terminate automatically if assigned as that term is described in the 1940 Act.


        Prior to October 24, 1997, DSI served as the manager to the Trust pursuant to a Management Agreement dated August 13, 1996, and prior to August 13, 1996, DSI served as manager to the Trust pursuant to a Management Agreement dated October 1, 1993.

   As compensation for its services under the Management Agreement, the Trust pays the Manager a monthly fee (a "unified fee") in arrears and expressed as an annual percentage of the applicable Portfolio's average daily net assets as follows:



T. Rowe Price Capital Appreciation,                  0.75% of the first $750 million in combined assets of these
   T. Rowe Price Equity Income,                           Portfolios; Van
   Kampen Growth and Income                          0.70% of the next $1.25 billion;
   Portfolio*, Eagle Asset Capital Appreciation(1),       0.65% of the next $1.5 billion;
   Jennison Equity Opportunities,                    0.60% of the amount in excess of $3.5 billion
   AIM Mid Cap Growth,
   Capital Guardian Small Cap,
   Van Kampen Real Estate,
   and Hard Assets

Limited Maturity Bond                                0.35% of the first $200 million in
                                                          combined assets of these Portfolios;
                                                     0.30% of the next $300 million; and
                                                     0.25% of the amount in excess of $500 million

Alliance Mid Cap Growth and                          0.85% of the first $250 million in combined
      Marsico Growth*                                     assets of these Portfolios;
                                                     0.80% of the next $400 million;
                                                     0.75% of the next $450 million; and
                                                     0.70% of the amount in excess of $1.1 billion

Developing World                                     1.25%

MFS Total Return, MFS Research                       0.75% of the first $250 million in and MFS Mid
    Cap Growth **                                         combined assets of these Portfolios
                                                     0.70% of the next $400 million;
                                                     0.65% of the next $450 million; and
                                                     0.60% of the amount in excess of $1.1 billion

PIMCO Core Bond                                      0.75% of the first $100 million
                                                     0.65% of the next $100 million
                                                     0.55% of the amount in excess of $200 million

Capital Guardian Managed Global                      1.00% of the first $500 million; and
                                                     0.80% of the amount over $500 million

Capital Guardian Large Cap Value                     0.75% of the first $500 million;
                                                     0.70% of the next $250 million;
                                                     0.65% of the next $500 million; and
                                                     0.60% of the amount in excess of $1.25 billion.

FMR(SM) Diversified Mid Cap and
UBS U.S. Balanced                                    0.75% of the first $500 million in
                                                          combined assets of these Portfolios;
                                                     0.70% of the next $250 million;
                                                     0.65% of the next $500 million; and
                                                     0.60% of the amount in excess of $1.25 billion.

Janus Special Equity and

Legg Mason Value(2)                                  0.8100% of the first $250 million in
                                                          combined assets of these Portfolios;
                                                     0.7700% of the next $400 million;
                                                     0.7300% of the next $450 million; and
                                                     0.6700% of the amount in excess of $1.1 billion

International                                        1.00% of the first $500 million; and
                                                     0.80% of the amount in excess of $500 million.

Goldman Sachs Internet Tollkeeper(SM)                1.35% of the first $1 billion;
                                                     1.25% of the amount in excess of $1 billion.

Salomon Brothers Investors and
      Salomon Brothers All Cap                       0.75% of the first $500 million
                                                          in combined assets of these Portfolios;
                                                     0.70% of the next $250 million;
                                                     0.65% of the next $500 million; and
                                                     0.60% of the amount in excess of $1.25 billion.

Mercury Fundamental Growth                           0.80% of the first $500 million;
      and Mercury Focus Value                        0.75% of the next $250 million;
                                                     0.70% of the next $500 million;
                                                     0.65% of the next $750 million; and
                                                     0.60% on assets in excess of $2 billion

JPMorgan Small Cap Equity                            0.90% of the first $200 million;
                                                     0.85% of the next $300 million;
                                                     0.80% of the next $250 million;
                                                     0.75% on assets in excess of $750 million

Julius Baer Foreign                                  1.00% of the first $50 million;
                                                     0.95% of the next $200 million;
                                                     0.90% of the next $250 million; and
                                                     0.85% on assets in excess of $500 million

Van Kampen Equity Growth                             0.65% on the first $1 billion; and
                                                     0.60% thereafter

Van Kampen Global Franchise                          1.00% of the first $250 million;
                                                     0.90% of the next $250 million; and
                                                     0.75% on assets in excess of $500 million



*DSI voluntarily agreed to waive 0.05% of its fee earned on assets in excess of $1.36 billion with respect to the Marsico Growth and $840 million with respect to the Van Kampen Growth and Income through December 31, 2003.

**DSI entered into a Portfolio Management agreement with Massachusetts Financial Services Company ("MFS"), the investment sub-advisor of the MFS Mid Cap Growth, MFS Research and MFS Total Return Portfolios, which became effective on January 1, 2002. The Portfolio Management Agreement between DSI and MFS provides that the portfolio management fee paid to MFS will be calculated based upon the combined assets of the three portfolios managed by MFS, which has resulted in lower total Portfolio Manager fees. As a consequence of the savings realized by DSI under the new Portfolio Management agreement with MFS, DSI has voluntarily agreed to waive a portion of its management fee in connection with each Portfolio managed by MFS. For the year ended December 31, 2003, DSI waived $___, $___ and $___ for the MFS Mid Cap Growth, MFS Research and MFS Total Return Series, respectively. This arrangement may be discontinued by DSI at any time.

   (1) ING Eagle Asset Value Equity is known as ING Eagle Asset Capital Appreciation Portfolio as of May 1, 2004.

   (2) ING Janus Growth and Income Portfolio is known as ING Legg Mason Value Portfolio as of May 1, 2004.

   Gross fees paid to the Manager under the Management Agreement (pursuant to which the Manager provides all services reasonably necessary for the operation of the Trust) for the fiscal years ended December 31, 2003, 2002 and 2001 were as follows:


   For the fiscal year ended December 31:


                                            2003          2002              2001
   ----------------------------------------------------------------------------------------
   Salomon Brothers All Cap                               $     2,630,715   $     2,062,288
   UBS U.S. Balanced                                              499,800           262,892
   Alliance Mid Cap Growth                                      3,263,550         4,960,488
   Capital Guardian Small Cap                                   3,848,754         4,452,189
   PIMCO Core Bond                                              1,921,766           769,559
   Developing World                                             1,279,234         1,352,437
   FMR(SM) Diversified Mid Cap                                    708,159           307,389
   Van Kampen Equity Growth(1)                                     19,966               N/A
   T. Rowe Price Equity Income                                  3,625,987         3,284,470
   Jennison Equity Opportunities                                3,023,256         4,324,937
   Mercury Focus Value (1)                                         26,732               N/A
   T. Rowe Price Capital Appreciation                           7,290,018         4,851,508
   Mercury Fundamental Growth(1)                                   16,476               N/A
   Van Kampen Global Franchise(1)                                  73,028               N/A
   Marsico Growth                                               7,712,264        12,935,110
   Hard Assets                                                    474,104           364,047
   Julius Baer Foreign(1)(3)                                       47,695               N/A
   International                                                1,863,379            90,043
   Goldman Sachs Internet Tollkeeper(SM)                          188,409            77,454
   Salomon Brothers Investors                                     889,843           606,606
   JPMorgan Small Cap Equity(1)                                    50,787               N/A
   Janus Growth and Income (3)                                  1,148,928           569,426
   Capital Guardian Large Cap Value                             2,571,200         1,793,678
   Limited Maturity Bond                                        2,127,777         1,790,174
   Capital Guardian Managed Global                              2,781,297         3,101,937
   MFS Mid Cap Growth                                           5,999,395        11,064,774
   Van Kampen Real Estate                                       1,445,453         1,001,812
   MFS Research                                                 5,571,955         8,443,241
   Janus Special Equity                                           256,643           201,398
   AIM Mid Cap Growth                                           1,713,795         2,783,154
   MFS Total Return                                             8,053,249         7,965,629
   Eagle Asset Capital Appreciation(3)                          1,649,726         1,843,861
   Van Kampen Growth and Income                                 5,947,389         7,740,876
   Emerging Markets(2)                                                N/A           136,201
   Market Manager(2)                                                  N/A            11,681



(1)  Portfolio commenced operations on May 1, 2002.

(2)  These portfolios are no longer in operation.

(3) As of September 2, 2003, ING JP Morgan Fleming International Enhanced EAFE Portfolio became the ING Julius Baer Foreign Portfolio; As of May 1, 2004, ING Eagle Asset Value Equity Portfolio is known as the ING Eagle Asset Capital Appreciation Portfolio and ING Janus Growth and Income Portfolio is known as ING Legg Mason Value Portfolio.

PORTFOLIO MANAGERS.


        The Manager has engaged the services of certain portfolio managers (the "Portfolio Managers") to provide portfolio management services to the Portfolios. The Trust, DSI and each Portfolio Manager have entered into Portfolio Management Agreements, which were approved by the Trustees of the Trust and by shareholders of each Portfolio of the Trust. The Portfolio Manager of Van Kampen Global Franchise Portfolio, Morgan Stanley Investment Management Inc. (MSIM, Inc.), has entered into a sub-portfolio management agreement with a MSIM, Inc.-affiliated entity, Morgan Stanley Investment Management Limited ("MSIML"), so that MSIM, Inc. may utilize MSIML's services as well as delegate some of its portfolio management responsibilities for the Portfolio to MSIML.

        Pursuant to separate Portfolio Management Agreements, the Manager (and not the Trust) pays each Portfolio Manager for its services a monthly fee in arrears expressed as an annual percentage of the applicable Portfolio's average daily net assets as follows:



PORTFOLIO MANAGER                      PORTFOLIO                         PORTFOLIO MANAGEMENT FEE
--------------------------------------------------------------------------------------------------------------------
Aeltus Investment Management, Inc.     International                     0.5625% on first $500 million;
                                                                         0.4725% on assets in excess of $500 million

                                       Limited Maturity Bond(1)          0.30% on the first $25 million
                                                                         0.25% on the next $50 million
                                                                         0.20% on the next $75 million; and
                                                                         0.15% on assets in excess of $150 million

Goldman Sachs Asset Management, L.P.   Goldman Sachs Internet            0.70% of first $1 billion; and
***                                    Tollkeeper(SM)                    0.65% of the amount in excess of $1 billion

Marsico Capital Management, LLC        Marsico Growth                    0.45% on first $500 million;
                                                                         0.40% on next $1 billion;
                                                                         and
                                                                         0.35% in excess of $1.5 billion

Janus Capital Management LLC           Janus Growth and Income (5),      0.45% of first $500 million;
                                       and Janus Special Equity          0.4250% of next $500 million; and
                                                                         0.40% thereafter

A I M Capital Management, Inc.         AIM Mid Cap Growth                0.45% on the first $50 million;
                                                                         0.40% on the next $450 million;
                                                                         0.375% on the next $500 million;
                                                                         0.35% above $1 billion

Alliance Capital Management L.P.       Alliance Mid Cap Growth           0.75% of the first $10 million;
                                                                         0.625% of the next $10 million;
                                                                         0.50% of the next $20 million;
                                                                         0.375% on next $20 million; and
                                                                         0.25% on amounts in excess of $60 million

Baring International Investment        Developing World(6)               0.90%
Limited
                                       Hard Assets                       0.40%

PORTFOLIO MANAGER                      PORTFOLIO                         PORTFOLIO MANAGEMENT FEE
--------------------------------------------------------------------------------------------------------------------
Capital Guardian Trust Company         Capital Guardian Large Cap        0.50% of the first $150 million;
                                       Value                             0.45% of the next $150 million;
                                                                         0.35% of the next $200 million; and
                                                                         0.30% thereafter

                                       Capital Guardian Managed Global   0.65% of the first $150 million;
                                                                         0.55% of the next $150 million;
                                                                         0.45% of the next $200 million; and
                                                                         0.40% thereafter

                                       Capital Guardian Small Cap        0.65% of the first $150 million;
                                                                         0.50% of the next $150 million;
                                                                         0.40% of the next $200 million; and
                                                                         0.35% thereafter

Eagle Asset Management, Inc.           Eagle Asset Capital               0.40% of the first $300 million; and
                                       Appreciation (7)                  0.25% of the amount in excess of $300
                                                                             million

Mercury Advisors                       Mercury Fundamental Growth and    0.50% of the first $500 million;
                                       Mercury Focus Value               0.45% of the next $250 million;
                                                                         0.40% of the next $500 million; and
                                                                         0.35% thereafter

Fidelity Management & Research                                           0.50% of the first $250 million;
Company                                FMRSM Diversified Mid Cap         0.40% of the next $500 million; and
                                                                         0.35% of the amount in excess of $750
                                                                         million

ING Investment Management, LLC         Limited Maturity Bond             0.30% of the first $25 million;
                                                                         0.25% of the next $50 million;
                                                                         0.20% of the next $75 million; and
                                                                         0.15% of the amount in excess
                                                                             of $150 million subject to a minimum
                                                                         annual fee of $35,000

ING Investment Management Advisors     Developing World (6)              0.385%
B.V.

ING Investments, LLC                   International                     0.65% of the first $150 million;
                                                                         0.55% of the next $150 million;
                                                                         0.45% of the next $300 million; and
                                                                         0.40% of the amount in excess
                                                                             of $600 million

Jennison Investments, LLC              Jennison Equity Opportunities     0.50% of the first $50 million;
                                                                         0.475% of the next $150 million;
                                                                         0.45% of the next $300 million; and
                                                                         0.40% of the amount in excess
                                                                             of $500 million

J.P. Morgan Investment Management      JPMorgan Small Cap Equity         0.60% of the first $200 million;
Inc.                                                                     0.55% of the next $300 million; and
                                                                         0.50% thereafter

J.P. Morgan Fleming Asset Management   JPMorgan Fleming International    0.60% of the first $50 million; and
(London) Limited                       Enhanced EAFE(2)                  0.55% thereafter

PORTFOLIO MANAGER                      PORTFOLIO                         PORTFOLIO MANAGEMENT FEE
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Investment Management   Van Kampen Growth and             0.50% of the first $100 million;
Inc. d/b/a Van Kampen                  Income                            0.40% of the next $100 million;
                                                                         0.30% of the next $100 million;
                                                                         0.25% of the next $700 million; and
                                                                         0.20% of the amount in excess
                                                                             of $1 billion

                                       Van Kampen Real Estate            0.50% of the first $200 million; and
                                                                         0.40% of the amount in excess of
                                                                             $200 million

                                       Van Kampen Global Franchise       0.65% on first $150 million;
                                                                         0.55% on next $150 million;
                                                                         0.45% on next $200 million; and
                                                                         0.40% thereafter

                                       Van Kampen Equity Growth
                                                                         0.45% on first $100 million; and
                                                                         0.35% thereafter

Massachusetts Financial Services       MFS Mid-Cap Growth*               0.35% of the first $500 million;
Company                                MFS Research*                     0.30% on the next $1 billion; and
                                       MFS Total Return*                 0.25% of the amount in excess of
                                                                             $1.5 billion

Pacific Investment Management          PIMCO Core Bond                   0.25%
Company LLC

Salomon Brothers Asset Management Inc  Salomon Brothers All Cap* (3)     0.43% on first $150 million;
                                       Salomon Brothers Investors*(4)    0.40% on next $350 million;
                                                                         0.35% above $500 million

T. Rowe Price Associates               T. Rowe Price Equity Income **    0.40% of the first $500 million; and
                                                                         0.35% thereafter

                                       T. Rowe Price Capital             0.50% of the first $250 million; 0.40% of
                                       Appreciation **                   next $250 million; 0.40% on all assets once
                                                                         assets reach $500 million up to $1 billion;
                                                                         0.35% thereafter

UBS Global Asset Management            UBS U.S. Balanced                 0.50% of the first $50 million;
                                                                         0.40% of the next $50 million;
                                                                         0.35% of the amount in excess of $100
                                                                         million

Julius Baer Investment Management      Julius Baer Foreign(2)            0.45% of the first $500 million; and
Inc.                                                                     0.40% thereafter(2)

Legg Mason Funds Management, Inc.      Legg Mason Value (5)              0.70% on first $50 million;
                                                                         0.45% on next $50 million;
                                                                         0.40% on next $50 million;
                                                                         0.35% on next $50 million;
                                                                         0.30% on assets over $200 million

* Assets of the Portfolio will be aggregated with the assets of a portfolio of an affiliated investment adviser of DSI managed by the same Portfolio Manager in calculating the Portfolio Manager's fee at the above-stated rate.

** The assets of ING T. Rowe Price Capital Appreciation and ING T. Rowe Price Equity Income Portfolio are aggregated with those of series that are managed by
T. Rowe Price Associates, Inc. T. Rowe Price Associates, Inc. has voluntarily agreed to waive 5% of the advisory fees payable for the Portfolio and such other series based upon their combined assets.


*** Prior to the end of April 2003, Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co., served as the Portfolio Manager. On or about April 26, 2003, Goldman Sachs Asset Management, L.P. assumed Goldman Sachs' portfolio management responsibilities for the Portfolio.


(1) Subject to a minimum annual fee of $35,000 (payable at the end of each calendar year) starting from the time Sub-Adviser renders investment services for the assets of the Series, and this amount shall be prorated for any portion of a year in which the Sub-Advisory Agreement is not in effect or during which the obligation to pay this minimum fee has not commenced.

(2) Julius Baer Investment Management Inc. serves as Portfolio Manager to Julius Baer Foreign, formerly known as the ING JPMorgan Fleming International Enhanced EAFE Portfolio, as of September 2, 2003. J.P. Morgan Fleming Asset Management (London) Limited served as portfolio manager from May 1, 2002 through September 1, 2003. For purposes of calculating fees under the portfolio management agreement with Julius Baer Investment Management Inc., the assets of the Portfolio will be aggregated with the assets of ING Foreign Fund, a series of ING Mutual Funds, which is not a party to this portfolio management agreement. The aggregated assets will be applied to the above schedule and the resulting fee rate shall be prorated back to the two funds and their respective investment adviser based on relative net assets.

(3) For purposes of determining breakpoint discounts to the portfolio management fee, the assets of Salomon Brothers All Cap are aggregated with those of ING Salomon Brothers Capital Portfolio, a series managed by an affiliate of DSI and sub-advised by Salomon Brothers Asset Management Inc.

(4) For purposes of determining breakpoint discounts to the portfolio management fee, the assets of Salomon Brothers Investors are aggregated with those of ING Salomon Brothers Investors Value Portfolio, a series managed by an affiliate of DSI and sub-advised by Salomon Brothers Asset Management, Inc.

(5) Legg Mason Funds Management, Inc. serves as the Portfolio Manager to Legg Mason Value (formerly known as ING Janus Growth and Income Portfolio) as of May 3, 2004. Janus Capital Management LLC served as portfolio manager from October 2, 2000 through April 30, 2004.

(6) ING Investment Management Advisors B.V. serves as the Portfolio Manager to Developing World as of March 1, 2004. Baring International Investment Limited served as the portfolio manager from March 1, 1999 through February 29, 2004.

(7)  Formerly known as Eagle Asset Value Equity.

        Gross fees paid by the Manager to each Portfolio Manager for the fiscal years ended December 31, 2003, 2002 and 2001 were as follows:



   PORTFOLIO MANAGER                              2003                 2002                2001
   -----------------------------------------------------------------------------------------------------
   T. Rowe Price Associates, Inc.
            T. Rowe Price Capital Appreciation    $ ____            $ 3,406,225         $ 2,076,875
            T. Rowe Price Equity Income           $ ____            $ 1,667,883         $ 1,344,481

   Aeltus Investment Management, LLC
            International(6)                      $ ____            $ 1,033,199         $    45,783*
            Limited Maturity Bond(5)              $ ____            $   917,412         $   634,205
            Market Manager+                       $ ____                    N/A         $     5,841

   Jennison Associates LLC
   Jennison Equity Opportunities                  $ ____            $   571,540                 N/A

   Kayne Anderson Rudnick Investment
   Management, LLC
            Van Kampen Growth and
            Income                                $ ____            $   193,043***      $ 2,503,771

   EII Realty Investment Management
            Van Kampen Real Estate                  N/A                     N/A                 N/A

   PORTFOLIO MANAGER                              2003                 2002                2001
   -----------------------------------------------------------------------------------------------------
   Eagle Asset Management, Inc.
            Eagle Asset Capital Appreciation      $ ____            $   782,256         $   782,735

   Capital Guardian Trust Company
            Capital Guardian Large Cap Value      $ ____            $ 1,361,532         $   882,155
            Capital Guardian Small Cap            $ ____            $ 2,330,327         $ 2,414,155
            Capital Guardian Managed Global       $ ____            $ 1,474,456         $ 1,514,852

   Salomon Brothers Asset Management Inc.
            Salomon Brothers Investors            $ ____            $   413,509           $   272,973
            Salomon Brothers All Cap              $ ____            $ 1,287,722           $974,915

   Marsico Capital Management LLC
            Marsico Growth(2)                     $ ____            $   137,400                 N/A

   Putnam Investment Management, Inc.
            Emerging Markets                                                N/A                 N/A
            Managed Global                                                  N/A                 N/A

   Massachusetts Financial Services Company
            MFS Research                                            $ 1,953,791         $ 2,842,918
            MFS Mid-Cap Growth                    $ ____            $ 2,069,303         $ 2,585,892
            MFS Total Return                      $ ____            $ 2,858,828         $ 2,707,556

   Pacific Investment Management LLC
            PIMCO Core Bond                       $ ____            $   632,452         $   135,900

   ING Investment Management Advisors B.V.(8)
            Developing World(9)                   $ ____                    N/A                 N/A

   Baring International Investment Limited
            Hard Assets                           $ ____            $   231,701          $   154,539
            Developing World(8)                   $ ____            $   693,634          $   695,539
            Emerging Markets                                                N/A         $    70,046
            Global Fixed Income                                             N/A                 N/A

   Montgomery Asset Management LLC                $ ____
            Growth Opportunities+                                           N/A                 N/A

   Fred Alger Management, Inc.                    $ ____
            Capital Guardian Small Cap            $ ____                    N/A                 N/A

   A I M Capital Management, Inc.
            AIM Mid Cap Growth                    $ ____            $   957,553         $ 1,391,643
            Jennison Equity Opportunities(3)      $ ____            $ 1,085,894         $ 2,127,977

   Alliance Capital Management, LLP
            Alliance Mid Cap Growth               $ ____            $ 1,023,131         $ 1,394,938

   Janus Capital Management LLC
            Marsico Growth(1)                     $ ____            $ 3,700,320         $ 6,062,088
            Janus Growth and Income(10)           $ ____            $   629,913         $   284,713
            Janus Special Equity                  $ ____            $   139,699         $   100,699

   Pilgrim Baxter & Associates
            All Growth+                                                     N/A                 N/A

   PORTFOLIO MANAGER                              2003                 2002                2001
   -----------------------------------------------------------------------------------------------------
   The Prudential Investment Corporation
            Van Kampen Real Estate                                          N/A         $   495,273

   Fidelity Management & Research Company
            UBS U.S. Balanced                                       $   275,997         $   131,446
            FMR(SM) Diversified Mid Cap                             $   398,622         $   153,695

   Van Kampen
   Van Kampen Real Estate                                           $   850,715         $    21,106*
   Van Kampen Growth and Income(4)                                  $ 2,010,051                 N/A
   Van Kampen Equity Growth++                                       $    11,980                 N/A
   Van Kampen Global Franchise++                                    $    47,468                 N/A

   Goldman Sachs Asset Management
   Goldman Sachs Internet Tollkeeper(SM)                            $   103,446         $     7,094**

   Mercury Advisors
            Fundamental Growth++                                    $    10,298                 N/A
            Mercury Focus Value++                                   $    16,707                 N/A

   J.P. Morgan Investment Management Inc.
            JPMorgan Small Cap Equity++                             $    33,858                 N/A

   J.P. Morgan Fleming Asset Management
   (London) Limited
            JPMorgan Fleming International                          $    28,617                 N/A
            Enhanced EAFE++, (7)

   Julius Baer Investment Management Inc.
            Julius Baer Foreign(7)                                          N/A                 N/A

   UBS Asset Managemetn (Americas) Inc.                                     N/A                 N/A
            UBS U.S. Balanced

   Legg Mason Funds Management, Inc.
            Legg Mason Value(9)                     --                     --                  --



----------
+ Portfolio is no longer offered.

++ Portfolio commenced operations on May 1, 2002.

* For the period from 12/17/01 to 12/31/01

** For the period from 5/1/01 to 12/31/01

*** For the period from 1/1/02 - 1/29/02

(1) Janus sub-advised this Portfolio from 1/1/02 --12/13/02

(2) Marsico sub-advised this Portfolio from 12/14/02 - 12/31/02

(3) AIM sub-advised this Portfolio from 1/1/02 - 7/31/02

(4) Van Kampen sub-advised this Portfolio from 1/30/02 - 12/31/02

(5) Prior to September 2, 2003, the Limited Maturity Bind Portfolio was sub-advised by ING Investment Management, LLC, which received the fees set out in the table above for the period ended December 31, 2002. Effective September 2, 2003, the Portfolios is sub-advised by Aeltus Investment Management, LLC.

(6) Prior to September 2, 2003, the International Portfolio was sub-advised by ING Investment Management, LLC, which received the fees set out in the table above for the period ended December 31, 2002. Effective September 2, 2003, the Portfolios is sub-advised by Aeltus Investment Management, LLC.

(7) Prior to September 2, 2003, the JPMorgan Fleming International Enhanced EAFE Portfolio was sub-advised by J.P. Morgan Fleming Asset Management (London) Limited, which received the fees set out in the table above for the period ended December 31, 2002. Effective September 2, 2003, the Portfolio is sub-advised by Julius Baer Investment Management Inc. In addition, effective September 2, 2003, the JPMorgan Fleming International Enhanced EAFE Portfolio changed its name to ING Julius Baer Foreign Portfolio.

(8) Prior to March 1, 2004, Baring International Investment Limited served as Portfolio Manager, which received the fees set out in the table above for the period ended December 31, 2003. Effective March 1, 2004, the Portfolio is managed by ING Investment Management Advisors B.V.

(9) Prior to May 3, 2004, Janus Capital Management LLC served as portfolio manager and received the fees set out in the table above for the period ended December 31, 2003. Effective May 3, 2004, the Portfolio is managed by Legg Mason Funds Management, Inc.


DISTRIBUTION OF TRUST SHARES

        DSI serves as the Portfolio's Distributor and Principal Underwriter. DSI's principal executive offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. DSI is not obligated to sell a specific amount of the Portfolio's shares. DSI bears all expenses of providing distribution services including the costs of sales presentations, mailings, advertising, and any other marketing efforts by DSI in connection with the distribution or sale of the shares. DSI also serves as Manager to the Trust and therefore is an affiliate to the Trust.

        The Trustees have classified shares of each of the Portfolios into four classes: Institutional Class ("Class I") shares; Service Class ("Class S") shares; Adviser Class ("Class A") shares; and Retirement Class ("Class R"). Only Class R shares are offered through this SAI.

        Shares of each class of each Portfolio represent an equal pro rata interest in a Portfolio and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any expenses attributable to that class; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution arrangements or service arrangements and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, Class R shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.50% of average daily net assets per annum.



SHAREHOLDER SERVICE AND DISTRIBUTION PLAN.

        The Trust has adopted a Shareholder Service and Distribution Plan (the "Plan") for the Class R Shares dated May 29, 2003. Under the Plan the Trust may pay to DSI a shareholder service fee (the "Service Fee") at the rate of 0.25%, on an annualized basis, of the average daily net assets of the Fund's Class R shares. The Service Fee may be used to pay for shareholder services provided to the Portfolios. The Plan provides that the Class R shares of the Portfolios shall pay a distribution fee (the "Distribution Fee") for distribution services, including payments to DSI, at annual rates not to exceed 0.50% of the average daily net assets of such Portfolios for distribution services. The Plan permits the Portfolios to pay marketing and other fees to support the sale and distribution of the Class R shares of the Portfolios and for shareholder services provided by securities dealers (including DSI) and other financial intermediaries and plan administrators ("financial service firms").

        Since the Service Fees and Distribution Fees are not directly tied to expenses, the amount of the Distribution Fees paid by a Portfolio during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of arrangement is characterized by the staff of the SEC as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's payments are directly linked to its expenses).

        Shareholder services payable under the Plan include, but are not limited to, the following costs: (a) answering investor inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Portfolios and certain other matters pertaining to the Portfolios; (b) assisting shareholders in designating or changing account designations and addresses; (c) providing necessary personnel and facilities to establish and maintain shareholder accounts and records; (d) assisting in processing purchase and redemption transactions; (e) arranging for the wiring of funds; (f) transmitting and receive funds in connection with customer orders to purchase or redeem shares; (g) verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts;
(h) furnishing quarterly and year-end statements and confirmations of purchases and redemptions; (i) transmitting on behalf of the Portfolios, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Portfolios; (j) receiving, tabulating and transmitting to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Portfolios; (k) generating confirming statements; (l) providing administrative and other services to plan administrators; and (m) providing such other related services as the Funds or a shareholder may request. DSI may subcontract with other parties for the provision of shareholder, plan sponsor or plan participant support services.


        Distribution expenses payable pursuant to the Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective variable contract owners or plan participants; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the Class R shares of the Portfolios (d) obtaining information and providing explanations to variable contract owners or plan participants regarding the Portfolios' investment objectives and policies and other information about the Portfolios; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (f) training sales personnel regarding the Portfolios; (g) personal service and/or maintenance of variable contract owners' accounts with respect to the Portfolios' accounts; (h) providing services to plan administrators; and (i) financing any other activity that the Trust's Board of Trustees determines is primarily intended to result in the sale of the Portfolios' shares. The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Plan. The Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan, cast in-person at a meeting called for that purpose.


        The Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the Portfolios. The Plan may not be amended to increase materially the amount that may be spent for distribution by the Portfolios without the approval of a majority of the outstanding shares of each of the Portfolios. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

        The Plan was adopted because of its anticipated benefit to the Portfolios. These anticipated benefits include increased promotion and distribution of the Portfolios' shares, an enhancement in the Portfolios' ability to maintain accounts and improve asset retention and increased stability of net assets for the Portfolios.


   As of the date of this SAI, Class R shares of only the MFS Total Return, T. Rowe Price Capital Appreciation, Legg Mason Value, JPMorgan Small Cap
Equity, Marsico Growth, Mercury Fundamental Growth, T. Rowe Price Equity Income, and Van Kampen Growth and Income Portfolios are offered for sale. As a result, payments for only these Portfolios have been made under the Plan.



                                                    SHAREHOLDER SERVICE AND DISTRIBUTION
                         PORTFOLIOS                                  PLAN
                         ----------                 ------------------------------------
                 MFS Total Return                                    $____
                 T. Rowe Price Capital Appreciation                  $____
                 Legg Mason Value                                    $____
                 JPMorgan Small Cap Equity                           $____
                 Marsico Growth                                      $____
                 Mercury Fundamental Growth                          $____
                 T. Rowe Price Equity Income                         $____
                 Van Kampen Growth and Income                        $____

CODE OF ETHICS.


        To mitigate the possibility that a Portfolio will be adversely affected by personal trading of employees, the Portfolios, Manager, Portfolio Managers, and Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal trading accounts of Trustees and others who normally come into possession of information on portfolio transactions. The Codes of Ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Trust; however, such persons are generally required to pre-clear all security transactions with the Trust's Compliance Office or her designee and to report all transactions on a regular basis. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Codes of Ethics are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of the Codes of Ethics also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


PROXY VOTING PROCEDURES.


        The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios' portfolio securities. The procedures and guidelines delegate to the Manager the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting procedures, which require the Manager to vote proxies in accordance with the Portfolio's proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. In addition, the Board established the Valuation and Proxy Voting Committee to oversee the implementation of the Portfolio's proxy voting procedures. A copy of the proxy voting procedure guidelines of the Portfolios, including procedures of the Investment Adviser, is attached hereto as Appendix B. Beginning on or about August 31, 2004, and no later than August 31st annually thereafter, information regarding how the Funds vote proxies relating to portfolio securities for the one year period ending June 30th will be made available through the ING Funds' website (http://www.ingfunds.com) or by accessing the SEC's EDGAR database (http://www.sec.gov).


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

INVESTMENT DECISIONS.

        Investment decisions for each Portfolio are made by the Portfolio Manager of each Portfolio. Each Portfolio Manager has investment advisory clients other than the Portfolio. A particular security may be bought or sold by a Portfolio Manager for clients even though it could have been bought or sold for other clients at the same time. In the event that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, allocated between such clients in a manner deemed fair and reasonable by the Portfolio Manager. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Portfolio Manager, and the results of such allocations, are subject to periodic review by the Trust's Manager and Board of Trustees. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES.

        The Portfolio Manager for a Portfolio places all orders for the purchase and sale of portfolio securities, options, and futures contracts for a Portfolio through a substantial number of brokers and dealers or futures commission merchants. In executing transactions, the Portfolio Manager will attempt to obtain the best execution for a Portfolio taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, confidentiality, including trade anonymity, the quality of the service, the difficulty of execution and operational facilities of the firms involved, and the firm's risk in positioning a block of securities. In transactions on stock exchanges in the United States, payments of brokerage commissions are negotiated. In effecting purchases and sales of portfolio securities in transactions on U.S. stock exchanges for the account of the Trust, the Portfolio Manager may pay higher commission rates than the lowest available when the Portfolio Manager believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as described below. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the Portfolio Manager may be unable to negotiate commission rates for these transactions. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price includes an undisclosed commission or markup. There is generally no stated commission in the case of fixed income securities, which are generally traded in the over-the-counter markets, but the price paid by the Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction.


        It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers. Consistent with this practice, the Portfolio Manager for a Portfolio may receive research services from many broker-dealers with which the Portfolio Manager places the Portfolio's portfolio transactions. The Portfolio Manager may also receive research or research credits from brokers that are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Portfolio. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Portfolio Manager and its affiliates in advising its various clients (including the Portfolio), although not all of these services are necessarily useful and of value in managing a Portfolio. The advisory fee paid by the Portfolio to the Portfolio Manager is not reduced because the Portfolio Manager and its affiliates receive such services.


        As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Portfolio Manager may cause a Portfolio to pay a broker-dealer, which provides "brokerage and research services" (as defined in the Act) to the Portfolio Manager, a disclosed commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.


        As noted above, the Portfolio Manager may purchase new issues of securities for the Portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Portfolio Manager with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio, other clients of the Portfolio Manager, and the Portfolio Manager without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.


        In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Portfolios as well as shares of other investment companies or accounts managed by the Portfolio Managers. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Portfolios.

        On occasions when a Portfolio Manager deems the purchase or sale of a security to be in the best interest of the Portfolio as well as its other customers (including any other Portfolio or other investment adviser or subadviser), the Portfolio Manager, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Portfolio Manager in the manner it considers to be equitable and consistent with its fiduciary obligations to the Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Portfolio.

        Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

        A Portfolio Manager may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Portfolio Manager where, in the judgment of the Portfolio Manager, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers.

        Pursuant to SEC Rules, a broker-dealer that is an affiliate of the Manager or a Portfolio Manager or, if it is also a broker-dealer, the Portfolio Manager may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is "executed" on the floor of the exchange by another broker which is not an "associated person" of the affiliated broker-dealer or Portfolio Manager, and if there is in effect a written contract between the Portfolio Manager and the Trust expressly permitting the affiliated broker-dealer or Portfolio Manager to receive and retain such compensation. The Portfolio Management Agreements provide that each Portfolio Manager may retain compensation on transactions effected for a Portfolio in accordance with the terms of these rules.


        SEC rules further require that commissions paid to such an affiliated broker-dealer or Portfolio Manager by a Portfolio on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Board of Trustees has adopted procedures for evaluating the reasonableness of commissions and will review these procedures periodically. Each of the following is a registered broker-dealer and an affiliate of Directed Services, Inc., Manager to ING Investors Trust as of March 31, 2004: ING Baring Financial Products, ING Baring Grupo Financiero (Mexico) S.A. de C.V, ING Baring Holding Nederland B.V., ING Baring Holdings Limited, ING Baring Investment (Eurasia) ZAO, ING Baring Operational Services (Taiwan) Limited, ING Baring Securities (France ) S.A., ING Baring Securities (Hong Kong) Ltd., ING Baring Securities (Hungary) Rt., ING Baring Securities (India) Pvt. Ltd., ING Baring Securities (Japan) Limited, ING Baring Securities (Overseas) Ltd., ING Baring Securities (Philippines) Inc., ING Baring Securities (Poland) Holding B.V.ING Baring Securities (Romania) S.A., ING Baring Securities (Singapore) Pte Ltd, ING Baring Securities (Slovakia), o.c.p.a.s., ING Baring Securities (Taiwan) Limited
(SICE), ING Baring Securities (Thailand) Limited, ING Baring Securities Argentina S.A., ING Baring Securities Holdings Limited, ING Baring Securities Management Services (Hong Kong) Ltd, ING Baring Securities Pakistan (Private) Limited, ING Baring Securities Services Limited, ING Baring Sociedad de Bolsa (Argentina), S.A., ING Baring South Africa Limited, ING Barings Corp., ING Barings Deutschland (GmbH), ING Barings Ecuador Casa de Valores S.A., ING Barings Southern Africa (proprietary) Limited, ING Derivatives (London) Limited, ING Direct Funds Limited, ING Ferri S.A., ING Fund Management B.V., ING Futures & Options (Hong Kong) Limited, ING Futures & Options (Singapore) Pte Ltd., ING Guilder Corretora de Cambio E Titulis S.A., ING Guilder Distribuidora de Titulos E Valores Mobiliarios S/A, ING Insurance Agency, Inc., ING Insurance Agency, Inc. (Massachusetts), ING Insurance Agency, Inc. (Texas), ING Investment Advisors B.V., ING Investment Management (Europe) B.V., ING Investment Management B.V., ING Securities (Eurasia) ZAO, ING Sviluppo SIM S.P.A., ING Taurus Holdings LLC, ING Valores (Venezuela) C.A., Liquidity Services Ltd., MC-BBL Securities Ltd., PrimeVest Financial Services, Inc., PT ING Baring Securities Indonesia, Sutherlands (Holdings) Ltd., Sutherlands International Ltd., Sutherlands Ltd., Sutherlands Nominees Ltd., T&C Nominees Ltd., Vermeulen Raemdonck S.A., Williams de Broe Securities Ltd., and Yvop Floorbrokers B.V.

        Any of the above firms may retain compensation on transactions effected for a Portfolio in accordance with these rules and procedures.

        Effective March 1, 2002, DSI, as manager to the Trust, may direct the Trust's portfolio managers to use their best efforts (subject to obtaining best execution of each transaction) to allocate up to 25% of a portfolio's equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will effect a recapture of a portion of the brokerage commissions (in the form of a credit to the portfolio) to pay certain expenses of that portfolio.


        For the fiscal year ended December 31, 2003, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio's transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):



                                                              % OF TOTAL        % OF
                        TOTAL            TOTAL AMOUNT         COMMISSION        PORTFOLIO
                        AMOUNT OF        OF COMMISSION        PAID TO            DOLLAR AMOUNT OF
PORTFOLIO               COMMISSION PAID  PAID TO AFFILIATES   AFFILIATES        TRANSACTIONS        AFFILIATE
-------------------------------------------------------------------------------------------------------------------------
Capital Guardian        $ ____           $ ___                ___%              ___%                Furman Selz
        Small Cap       $ ____           $ ___                ___%              ___%                Fred Alger
T. Rowe Price Equity
Income                  $ ____           $ ___                ___%              ___%                Baring Securities
T. Rowe Price Capital
Appreciation            $ ____           $ ___                ___%              ___%                Baring Securities
Van Kampen Real Estate  $ ____           $ ___                ___%              ___%                Furman Selz
Salomon Brothers All
Cap                     $ ____           $ ___                ___%              ___%                Furman Selz

                        $ ____           $ ___                ___%              ___%                Salomon Smith Barney
Salomon Brothers
Investors               $ ____           $ ___                ___%              ___%                Furman Selz

                        $ ____           $ ___                ___%              ___%                Salomon Smith Barney
Hard Assets             $ ____           $ ___                ___%              ___%                Furman Selz
Developing World        $ ____           $ ___                ___%              ___%                Furman Selz


        For the fiscal year ended December 31, 2002, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio's transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):


                                                              % OF TOTAL        % OF
                        TOTAL            TOTAL AMOUNT         COMMISSION        PORTFOLIO
                        AMOUNT OF        OF COMMISSION        PAID TO           DOLLAR AMOUNT OF
PORTFOLIO               COMMISSION PAID  PAID TO AFFILIATES   AFFILIATES        TRANSACTIONS            AFFILIATE
----------------------------------------------------------------------------------------------------------------------------------
Salomon Bro. All Cap    $4,941,440       $13,815              0.28%             1.69%               Salomon Smith Barney
UBS U.S. Balanced*      $   80,570       $ 1,248              1.55%             2.23%               Fidelity Capital Markets (FCM)
FMR(SM) Diversified Mid
Cap                     $  161,667       $ 2,688              1.66%             2.00%               FCM
Mercury Focus Value     $   33,189       $ 5,348             16.11%            13.70%               Merrill Lynch
Mercury Fundamental
Growth                  $   11,113       $ 2,009             18.08%            21.50%               Merrill Lynch
Salomon Brothers
Investors               $  276,056       $16,194              5.87%             3.17%               Salomon Smith Barney

   * Fidelity Capital Markets is an affiliate of the Portfolio's former Portfolio Manager, Fidelity Management & Research Company. Effective May 1, 2003, UBS Asset Management (Americas) Inc. is the Portfolio's Portfolio Manager.


        For the fiscal year ended December 31, 2001, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio's transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):


                                                              % OF TOTAL        % OF
                        TOTAL            TOTAL AMOUNT         COMMISSION        PORTFOLIO
                        AMOUNT OF        OF COMMISSION        PAID TO           DOLLAR AMOUNT OF
PORTFOLIO               COMMISSION PAID  PAID TO AFFILIATES   AFFILIATES        TRANSACTIONS        AFFILIATE
------------------------------------------------------------------------------------------------------------------
UBS U.S. Balanced *     $  16,792        $  25                0.15%             0.04%               ING Barings
                                         $  87                0.52%             0.40%               FCM
Salomon Brothers        $ 148,299        $  55                0.04%             0.03%               Salomon Smith
Investors                                                                                           Barney
Goldman Sachs Internet  $  13,704        $  22                0.16%             0.20%               Goldman Sachs
Tollkeeper(SM)

Developing World        $ 648,098        $ 480                0.07%             0.26%               ING Barings
FMR(SM) Diversified Mid $  53,835        $ 305                0.57%             0.10%               ING Barings
Cap
                                         $ 544                1.01%             0.62%               FCM



* Fidelity Capital Markets is an affiliate of the Portfolio's former Portfolio Manager, Fidelity Management & Research Company. Effective May 1, 2003, UBS Asset Management (Americas) Inc. is the Portfolio's Portfolio Manager.

   Salomon Smith Barney is an affiliate of Salomon Brothers Asset Management, Inc, the Portfolio Manager to the Salomon Brothers Investors and Salomon Brothers All Cap. Fidelity Capital Markets, L.P. is an affiliate of Fidelity, Management & Research Company, the former Portfolio Manager for UBS U.S. Balanced and the Portfolio Manager for FMRSM Diversified Mid Cap. Merrill Lynch is affiliated with Mercury Advisors, the Portfolio Manager for Mercury Focus Value and Mercury Fundamental Growth. Barings Securities Corporation is an affiliate of Barings International Investment Limited, an affiliate of the Manager and Portfolio Manager of Hard Assets. Goldman Sachs is an affiliate of Goldman Sachs Asset Management, L.P., the Portfolio Manager to Goldman Sachs Internet Tollkeeper(SM). Furman Securities Corp. is an affiliate of the Manager, as each is owned by ING Groep. Fred Alger and Company is an affiliate of Fred Alger Management, Inc., a former Portfolio Manager to the Capital Guardian Small Cap.


   The Manager, DSI, is an affiliate of ING Investors Trust.

PORTFOLIO TURNOVER.

   Before investing in a portfolio, you should review its portfolio turnover rate, which may be found in the financial highlights section of the prospectus. A Portfolio's turnover rate will provide you with an indication of the potential effect of transaction costs on the portfolio's future returns. In general, the greater the volume of buying and selling by the portfolio, the greater the impact that brokerage commissions and other transaction costs will have on its return.

   Portfolio turnover rate is calculated by dividing the value of the lesser of purchases or sales of portfolio securities for the year by the monthly average of the value of portfolio securities owned by the portfolio during the year. A 100% portfolio turnover rate would occur, for example, if a portfolio sold and replaced securities valued at 100% of its total net assets within a one-year period.

                                 NET ASSET VALUE


        As noted in the Prospectus, the net asset value ("NAV") and offering price of each class of each Portfolio's shares will be determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Portfolio shares will not be priced on these days.


        Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Portfolio Securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. Securities traded on an exchange or NASDAQ for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in less than 60 days will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. See "Share Price" in the Prospectus. The long-term debt obligations held in a Portfolio's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

        Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The valuation procedures applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.




        The prices of foreign securities are determined using information derived from pricing services and other sources. The value of the foreign securities traded on exchanges outside the United States is generally based upon the price on the foreign exchange as of the close of business of the exchange preceding the time of valuation (or, if earlier, at the time of a Portfolio's valuation). Foreign securities markets may close before a Portfolio determines its NAV. European, Asian, Latin American, or other international securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio.

        If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such securities closes but before the time that the Portfolio's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such securities at the time the Portfolio calculates its net asset value. The Board of Trustees has adopted procedures under which the fair value of foreign securities may, upon the occurrence of a significant event, be determined as of the time a Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board of Trustees has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board of Trustees, the Portfolios are not obligated to use the fair valuations suggested by any research service, and valuations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless a market movement or other event has occurred which constitutes a significant event under procedures adopted by the Board of Trustees, events affecting the values of portfolio securities that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's net asset value.

        Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time NAV is computed.

        Options on currencies purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

        The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE, as supplied by Hard Assets' custodian bank or other broker-dealers or banks approved by Hard Assets, on each date that the NYSE is open for business.

        The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share.

        In computing the net asset value for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

        Orders received by dealers prior to the close of regular trading on the NYSE will be confirmed at the offering price computed as of the close of regular trading on the NYSE provided the order is received by the Distributor prior to its close of business that same day (normally 4:00 P.M. Pacific time). It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders received by dealers after the close of regular trading on the NYSE will be confirmed at the next computed offering price as described in the Prospectus.

                             PERFORMANCE INFORMATION

        The Trust may, from time to time, include the yield of the Portfolios, and the total return of the Portfolios in advertisements or sales literature. In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

        Quotations of yield for the Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

            YIELD = 2 [((a-b)/cd + 1)(TO THE POWER OF 6) - 1]

   where,

   a = dividends and interest earned during the period,

   b = expenses accrued for the period (net of reimbursements),

   c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

   d = the maximum offering price per share on the last day of the period.

        Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.


        Only the MFS Total Return, T. Rowe Price Capital Appreciation, ING Legg Mason Value, JPMorgan Small Cap Equity, Marsico Growth, Mercury Fundamental Growth, T. Rowe Price Equity Income, and Van Kampen Growth and Income Portfolios of the Class R shares commenced operations on August 1, 2003, and therefore are the only portfolios to have computed an average annual total return. Quotations for the other portfolios' Class S shares are set out below.



                                                                                              DATE OF
PORTFOLIO                    SINCE INCEPTION  10 YEARS        5 YEARS         1 YEAR          INCEPTION
---------------------------- ---------------- --------------- --------------- --------------- ---------------
Salomon Brothers All Cap

        Class S              ____             ____            ____            ____            ____

UBS U.S. Balanced

         Class S             ____             ____            ____            ____            ____

Alliance Mid Cap Growth

         Class S             ____             ____            ____            ____            ____

Capital Guardian Small Cap

        Class S              ____             ____            ____            ____            ____

PIMCO Core Bond

        Class S              ____             ____            ____            ____            ____

Developing World

        Class S              ____             ____            ____            ____            ____

                                                                                              DATE OF
PORTFOLIO                    SINCE INCEPTION  10 YEARS        5 YEARS         1 YEAR          INCEPTION
---------------------------- ---------------- --------------- --------------- --------------- ---------------
FMR(SM) Diversified Mid Cap

        Class S              ____             ____            ____            ____            ____

Van Kampen Equity Growth

        Class S              ____             ____            ____            ____            ____

T. Rowe Price Equity Income

        Class R              ____             ____            ____            ____            ____

Jennison Equity
Opportunities

         Class S             ____             ____            ____            ____            ____

Mercury Focus Value

         Class S             ____             ____            ____            ____            ____

T. Rowe Price Capital
Appreciation                 ____             ____            ____            ____            ____

         Class R

Mercury Fundamental Growth

         Class R             ____             ____            ____            ____            ____

Van Kampen Global Franchise

         Class S             ____             ____            ____            ____            ____

Marsico Growth

         Class R             ____             ____            ____            ____            ____

Hard Assets

         Class S             ____             ____            ____            ____            ____

Julius Baer Foreign(1)

         Class S             ____             ____            ____            ____            ____

International

         Class S             ____             ____            ____            ____            ____

Goldman Sachs Internet
Tollkeeper(SM)

         Class S             ____             ____            ____            ____            ____

Salomon Brothers Investors

         Class S             ____             ____            ____            ____            ____

JPMorgan Small Cap Equity

         Class R             ____             ____            ____            ____            ____

Legg Mason Value(2)

         Class R             ____             ____            ____            ____            ____

                                                                                              DATE OF
PORTFOLIO                    SINCE INCEPTION  10 YEARS        5 YEARS         1 YEAR          INCEPTION
---------------------------- ---------------- --------------- --------------- --------------- ---------------
Capital Guardian Large Cap
Value                        ____             ____            ____            ____            ____

         Class S

Limited Maturity Bond

         Class S             ____             ____            ____            ____            ____

Capital Guardian Managed
Global

         Class S             ____             ____            ____            ____            ____

MFS Mid Cap Growth

         Class S             ____             ____            ____            ____            ____

Van Kampen Real Estate

         Class S             ____             ____            ____            ____            ____

MFS Research Portfolio

         Class S             ____             ____            ____            ____            ____

Janus Special Equity

         Class S             ____             ____            ____            ____            ____

AIM Mid Cap Growth

         Class S             ____             ____            ____            ____            ____

MFS Total Return

         Class R             ____             ____            ____            ____            ____

Eagle Asset Capital
Appreciation(3)              ____             ____            ____            ____            ____

         Class S

Van Kampen Growth and
Income

         Class R             ____             ____            ____            ____            ____



   (1) As of September 2, 2003, ING JPMorgan Fleming International Enhanced EAFE Portfolio became ING Julius Baer Foreign Portfolio
   (2) As May 1, 2003, ING Janus Growth and Income Portfolio is known as ING Legg Mason Value Portfolio.
   (3) As of May 1, 2003, ING Eagle Asset Value Equity is known as ING Eagle Asset Capital Appreciation.

        Each Portfolio may be categorized as to its market capitalization make-up ("large cap," "mid cap" or "small cap") with regard to the market capitalization of the issuers whose securities it holds. A Portfolio average or median market capitalization may also be cited. Certain other statistical measurements may be used to provide measures of a Portfolio's characteristics. Some of these statistical measures include without limitation: median or average P/E ratios, duration and beta. Median and average P/E ratios are measures describing the relationship between the price of a Portfolio's various securities and their earnings per share. Duration is a weighted-average term-to-maturity of the bond's cash flows, the weights being present value of each cash flow as a percentage of the bond's full price.


        Beta is a historical measure of a portfolio's market risk; a Beta of
1.10 indicates that the portfolio's returns tended to be 10% higher (lower) than the market return during periods in which market returns were positive (negative).

        Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), the S&P Small Cap 600 Index, the Dow Jones Industrial Average ("DJIA"), the Goldman Sachs Internet Index, the Lehman Brothers Government Bond Index, the Lehman Brothers Government Corporate Bond Index, the Lehman Brothers 1-5 Year U.S. Government/Credit Bond Index, the Merrill Lynch 3-month U.S. Treasure Bill Index, the MASDAQ Composite Index, the MSCI EAFE Index, the MSCI All Country World Free Index, the MSCI Emerging Markets Free Index, the Russell Midcap Index, the Russell Midcap Growth Index, the Russell 1000 Index, the Russell 2000 Index, the Russell 3000 Index, the Wilshire 5000 Index, the Wilshire Real Estate Securities Index, the Lehman Brothers Aggregate Bond Index, the Lehman Government/Credit Bond 1-3 Year Index, the iMoneyNet First Tier Retail Index, the Merrill Lynch U.S. High Yield BB-B Rated Index, or other indexes that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.


        Reports and promotional literature may also contain other information including (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and
(ii) the effect of tax deferred compounding on a Portfolio's investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Portfolio (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

        In addition, reports and promotional literature may contain information concerning the Manager, the Portfolio Managers, or affiliates of the Trust, the Manager, or the Portfolio Managers, including (i) performance rankings of other mutual funds managed by a Portfolio Manager, or the individuals employed by a Portfolio Manager who exercise responsibility for the day-to-day management of a Portfolio, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by the Manager to the Trust, including information related to the selection and monitoring of the Portfolio Managers. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a Portfolio is intended, based upon each Portfolio's investment objectives.

        In the case of Variable Contracts, quotations of yield or total return for a Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by Golden American, although comparable performance information for the Separate Account will take such charges into account. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the Portfolio's investment objective or objectives and investment policies, the characteristics and quality of the portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                      TAXES


        Shares of the Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to the Portfolios' Manager and its affiliates.

        Each Portfolio that has commenced operations has qualified (any Portfolio of the Trust that has not yet commenced operations intends to qualify), and expects to continue to qualify, to be taxed as a regulated investment company ("RIC") under the Code. To qualify for that treatment, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If each Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each Portfolio should have little or no income taxable to it under the Code.


        Each Portfolio must comply with (and intends to also comply with) the diversification requirements imposed by section 817(h) of the Code and the regulations there under. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

        The Treasury Department has issued various rulings and other pronouncements addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. The arrangements concerning these Portfolios are similar to, but different in some respects from, those described by the Treasury Department in rulings in which it was determined that variable contract owners were not owners of separate account assets. Since you may have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that the IRS might treat you as the owner of your variable contract's proportionate share of the assets of the separate account. You should review your variable contract's Prospectus and SAI and you should consult your own tax advisor as to the possible application of the "investor control" doctrine to you.

        If a Portfolio fails to qualify to be taxed as a regulated investment company, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio's available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations there under, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

        Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply when a Portfolio's only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts. To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.


        The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolios. Income from the disposition of foreign currencies (except certain gains there from that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

        Foreign Investments -- Portfolios investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Portfolio that invests in foreign securities or currencies is reduced by these foreign taxes. Owners of Variable Contracts investing in such Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

        The Portfolios listed above may invest in securities of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. A Portfolio investing in securities of PFICs may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment yield of a Portfolio making such investments. Owners of Variable Contracts investing in such Portfolios would bear the cost of these taxes and interest charges. In certain cases, a Portfolio may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Portfolio. However, a Portfolio's intention to qualify annually as a regulated investment company may limit a Portfolio's elections with respect to PFIC securities and no assurance can be given that such elections can or will be made.

        The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of each Portfolio's activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

                                OTHER INFORMATION

CAPITALIZATION.


        The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 40 investment portfolios. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional Portfolios will not alter the rights of the Trust's shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights, conversion rights, or subscription rights. In liquidation of a Portfolio of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that Portfolio. All of the Portfolios discussed in this SAI are diversified with the exception of the Janus Special

Equity, JPMorgan Small Cap Equity, Van Kampen Global Franchise, Hard Assets and Salomon Brothers All Cap and Van Kampen Real Estate .

        On May 1, 2003, the Trust's name became the ING Investors Trust. Prior to that date on January 31, 1992, the name of the Trust was changed to The GCG Trust from The Specialty Managers Trust.

VOTING RIGHTS.

        Shareholders of the Portfolios are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

        Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust's shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders' communications.

PURCHASE OF SHARES.

        Shares of a Portfolio may be offered for purchase by separate accounts of insurance companies to serve as an investment medium for the variable contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolios serving as investment mediums for variable contracts. Shares of the Portfolios are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance companies that are not affiliated. The Trust currently does not foresee any disadvantages to variable contract owners or other investors arising from offering the Trust's shares to separate accounts of unaffiliated insurers, separate accounts funding both life insurance polices and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict. However, the Board of Trustees and insurance companies whose separate accounts invest in the Trust are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, between separate accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans. The Board of Trustees will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, in one or more insurance company separate accounts might withdraw their investment in the Trust. This might force the Trust to sell securities at disadvantageous prices.

        Shares of each Portfolio are sold at their respective net asset values (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.

REDEMPTION OF SHARES.

        Shares of any Portfolio may be redeemed on any business day. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request by an insurance company whose separate account invests in the Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board of Trustees should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

EXCHANGES.


        Shares of the same class of any one Portfolio may be exchanged for shares of the same class of any of the other investment portfolios of the Trust. Exchanges are treated as a redemption of shares of one Portfolio and a purchase of shares of one or more of the other Portfolios and are effected at the respective net asset values per share of each Portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the Portfolios, and should refer to the Prospectus for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in the Portfolio.


        The Trust reserves the right to discontinue offering shares of one or more Portfolios at any time. In the event that a Portfolio ceases offering its shares, any investments allocated by an insurance company to such Portfolio will be invested in the Liquid Assets Portfolio or any successor to such Portfolio.

CUSTODIAN.

        The Bank of New York, One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash and is responsible for safekeeping the Trust's assets and portfolio accounting services for all Portfolios.

INDEPENDENT AUDITORS.

        KPMG LLP, located at 99 High Street, Boston, MA 02110, has been appointed as the Trust's independent auditor. The auditor examines financial statements for the Trust and provides other audit, tax, and related services. LEGAL COUNSEL.

   Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

REGISTRATION STATEMENT.

        This SAI and the accompanying Prospectus do not contain all the information included in the Trust's Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

        The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

        Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS.


        Financial statements for the Portfolios for the fiscal year ended December 31, 2003 will be available February 28, 2004 and may be obtained without charge by contacting the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, (800)-992-0180.

        You can obtain a copy of the Trust's Annual Report dated December 31, 2003 and its semi-annual reports by writing or calling the Trust at the address or telephone number set forth on the cover of this SAI.

                     APPENDIX A: DESCRIPTION OF BOND RATINGS

        Excerpts from Moody's Investors Service, Inc.'s ("Moody's") description of its bond ratings:

        Aaa - judged to be the best quality; they carry the smallest degree of investment risk. Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high-grade bonds. A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations." Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Ba - judged to have speculative elements; their future cannot be considered as well assured. B - generally lack characteristics of the desirable investment. Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - speculative in a high degree; often in default. C - lowest rate class of bonds; regarded as having extremely poor prospects.

        Moody's also applies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

        Excerpts from Standard & Poor's Rating Group ("S&P") description of its bond ratings:

        AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

        S&P applies indicators "+", no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

        Moody's ratings for municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

        MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

        MIG 2/VMIG 2: This denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

        Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody's makes no representation that

                                       Ai
such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

        PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

        PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:

   Investment Grade

        AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

        AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

        A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

        BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

        BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

        D: Debt rated "D" is in default, and repayment of interest and/or repayment of principal is in arrears.

        PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

        SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                                       Aii

DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL
PAPER:

        An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

        A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

        A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                                      Aiii

                                   APPENDIX B


                                    ING FUNDS

                     PROXY VOTING PROCEDURES AND GUIDELINES
                          Effective as of July 10, 2003
                As amended August 21, 2003 and November 11, 2003


I.      INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by each of the Funds' Board of Trustees/Directors(3) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(4) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.     VALUATION AND PROXY VOTING COMMITTEE

The Boards hereby delegate to the Valuation and Proxy Voting Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser are attached hereto as Exhibit 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined below and in the Adviser's proxy voting procedures) to deal in the first instance with the application of these Procedures and

----------
(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation and Proxy Voting Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation and Proxy Voting Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" within the meaning of Section 2(a)(19) the Investment Company Act of 1940.

----------
(3) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation and Proxy Voting Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation and Proxy Voting Committee with respect to any other Fund.

(4) The independent Trustees/Directors are those Board members who are not "interested persons" within the meaning of Section 2(a)(19) the Investment Company Act of 1940.

                                       Bi

Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.    DELEGATION OF VOTING RESPONSIBILITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of each Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation and Proxy Voting Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

When a Fund is a feeder in a master/feeder structure, proxies for the portfolio securities of the master fund will be voted pursuant to the master fund's proxy voting policies and procedures.

IV.     APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2. The Board hereby approves such procedures. All material changes to such procedures must be approved by the Board or the Valuation and Proxy Voting Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation and Proxy Voting Committee at its next regularly scheduled meeting.

V.      VOTING PROCEDURES AND GUIDELINES

The Guidelines which are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

              A.  Routine Matters

              The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, they appear to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

              B.  Matters Requiring Case-by-Case Consideration

              The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.

              Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

              The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the

                                       Bii

              Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

                  1.  Votes in Accordance with Agent Recommendation

                  In the event the Proxy Group recommends a vote in accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.

                  2.  Non-Votes

                  The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                  3. Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, or Where No Recommendation is Provided by Agent.

                  If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then request that each member of the Proxy Group and each Investment Professional participating in the voting process provide a Conflicts Report (as such term is defined for purposes of the Adviser's proxy voting procedures).

                  If Counsel determines that a conflict of interest appears to exist with respect to any member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation and Proxy Voting Committee and forward to such committee all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser's proxy voting procedures).

                  If Counsel determines that there does not appear to be a conflict of interest with respect to any member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

                  4.  Referrals to a Fund's Valuation and Proxy Voting Committee

                  A Fund's Valuation and Proxy Voting Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

                  The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

                                      Biii

VI.     CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends a vote contrary to the Procedures and Guidelines, or contrary to the recommendation of the Agent, or where the Procedures and Guidelines are silent and the Agent has made no recommendation, and Counsel has determined that a conflict of interest appears to exist with respect to any member of the Proxy Group or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Valuation and Proxy Voting Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it may be deemed to have a conflict of interest.

VII.    REPORTING AND RECORD RETENTION

Beginning in August 2004, on an annual basis, each Fund will post its proxy voting record or a link thereto for the prior one-year period ending on June 30th on the ING Funds website. The proxy voting record posted for any Fund that is a feeder in a master/feeder structure will be that of the master fund. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                       Biv

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

Effective as of July 10, 2003

                                       Bv

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                             PROXY VOTING PROCEDURES
                          Effective as of July 10, 2003
                As amended August 21, 2003 and November 17, 2003

I.      INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, proxies will be voted in all instances.

II.     ROLES AND RESPONSIBILITIES

        A.    Proxy Coordinator

        The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines ("Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, the Proxy Coordinator will call a meeting of the Proxy Group.

                                       Bvi

        B.    Agent

        An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

        The Agent shall be instructed to vote all proxies in accordance with the ING Funds' Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group, or a Fund's Valuation and Proxy Voting Committee.

        The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

        C.    Proxy Group

        The Adviser shall establish a Proxy Group (the "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

        A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group.

        A meeting of the Proxy Group will be held whenever the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation with respect to a vote on a proposal.

        For each proposal referred to the Proxy Group, it will review (1) the Procedures and Guidelines, (2) the recommendation of the Agent, if any,
        (3) the recommendation of the Investment Professional(s) and (4) any other resources that the Proxy Group deems appropriate to aid in a determination of a recommendation.

        If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

                                      Bvii

        If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall follow the procedures for such voting as established by a Fund's Board.

        D.    Investment Professionals

        The Funds' Advisers, sub-advisers and/or portfolio managers (referred to herein as "Investment Professionals") may be asked to submit a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate.

III.    VOTING PROCEDURES

        A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

        B.    Routine Matters

        The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear.

        C.    Matters Requiring Case-by-Case Consideration

        The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.

        Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

        The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
        Professional(s), as it deems necessary.

              1.  Votes in Accordance with Agent Recommendation

              In the event the Proxy Group recommends a vote in accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.

                  2.  Non-Votes

              The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                                      Bviii

              3. Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, or Where No Recommendation is Provided by Agent.

              If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

              4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.     CONFLICTS OF INTEREST

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group and each Investment Professional participating in the voting process must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives.

For all matters for which the Proxy Group recommends a vote contrary to Procedures and Guidelines, or the recommendation of the Agent, where applicable, or where the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.      REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                       Bix

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:



         NAME                                      TITLE OR AFFILIATION

Stanley D. Vyner              Chief Investment Risk Officer and Executive Vice President of ING
                              Investments, LLC

Karla J. Bos                  Acting Proxy Coordinator

Kimberly A. Anderson          Senior Vice President and Assistant Secretary of ING Investments, LLC

Maria Anderson                Assistant Vice President - Manager Fund Compliance of ING Funds Services,
                              LLC

Michael J. Roland             Executive Vice President and Chief Financial Officer of ING Investments, LLC

Todd Modic                    Vice President of Financial Reporting - Fund Accounting of ING Funds
                              Services, LLC

Megan L. Dunphy, Esq.         Counsel, ING Americas US Legal Services

Theresa K. Kelety, Esq.       Counsel, ING Americas US Legal Services



   Effective as of November 17, 2003

                                       Bx

                                    EXHIBIT 3
                                     TO THE
                        ING FUNDS PROXY VOTING PROCEDURES


                    PROXY VOTING GUIDELINES OF THE ING FUNDS
                          Effective as of July 10, 2003
                As amended August 21, 2003 and November 11, 2003


I.      INTRODUCTION

The following is a statement of the proxy voting Guidelines that have been adopted by the respective Boards of Directors or Trustees of each Fund.

Proxies must be voted in the best interest of the Fund. The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.     GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous Governance Provisions, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in Global Proxies.

In all cases where "case-by-case" consideration is noted, it shall be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc. Such policy may be overridden in any case pursuant to the procedures outlined herein.

1.      THE BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Votes on director nominees should be made on a CASE-BY-CASE basis.

SEPARATING CHAIRMAN AND CEO
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately.

                                       Bxi

PROPOSALS SEEKING A MAJORITY OF INDEPENDENT DIRECTORS
Evaluate on a CASE-BY-CASE basis shareholder proposals asking that a majority of directors be independent. Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.

STOCK OWNERSHIP REQUIREMENTS
Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

TERM OF OFFICE
Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

AGE LIMITS
Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION
Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote against proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:

   (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

   (2)  Only if the director's legal expenses would be covered.

2.      PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.      AUDITORS

RATIFYING AUDITORS
Generally, vote FOR proposals to ratify auditors.

NON-AUDIT SERVICES
Consider on a CASE-BY-CASE basis proposals to approve auditors when total non-audit fees exceed the total of audit fees, audit-related fees and permissible tax fees.

AUDITOR INDEPENDENCE
Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION (SHAREHOLDER PROPOSALS):
Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

                                      Bxii

4.      PROXY CONTEST DEFENSES

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS
Generally, vote AGAINST proposals to classify the board.
Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS
Generally, vote AGAINST proposals that provide that directors may be removed only for cause. Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause. Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING
Generally, vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent. Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD
Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board. Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.      TENDER OFFER DEFENSES

POISON PILLS
Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill. Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL
Generally, vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments. Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL
Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS
Generally, vote AGAINST dual-class exchange offers.

                                      Bxiii

Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS
Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS
Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.      MISCELLANEOUS GOVERNANCE PROVISIONS

CONFIDENTIAL VOTING
Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:
   - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.
   -    If the dissidents agree, the policy remains in place.
   - If the dissidents do not agree, the confidential voting policy is waived.
Generally, vote FOR management proposals to adopt confidential voting.

EQUAL ACCESS
Generally, vote FOR shareholder proposals that would allow significant company shareholders (defined as those holding more than $5 million in securities of the company in question) equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

BUNDLED PROPOSALS
Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES
Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

7.      CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION
Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.
Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS
Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.

                                      Bxiv

REVERSE STOCK SPLITS
Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK
Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.
Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK
Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK
Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS
Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS
Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS
Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

TRACKING STOCK
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.      EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS
Generally, vote AGAINST management proposals seeking approval to reprice options.

DIRECTOR COMPENSATION
Votes on stock-based plans for directors are made on a CASE-BY-CASE basis.

EMPLOYEE STOCK PURCHASE PLANS
Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

                                       Bxv

OBRA-RELATED COMPENSATION PROPOSALS:
     AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE FEATURES Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of
     Section 162(m) of OBRA.

     AMENDMENTS TO ADD PERFORMANCE-BASED GOALS
     Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

     AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA
     Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
     Section 162(m) should be evaluated on a CASE-BY-CASE basis.

     APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS
     Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY
Generally, vote FOR shareholder proposals that seek additional disclosure of executive and director pay information.
Review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.

GOLDEN AND TIN PARACHUTES
Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.
Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)
Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS
Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS
Consider shareholder proposals to expense stock options on a CASE-BY-CASE basis.

9.      STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS
Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis.

10.     MERGERS AND CORPORATE RESTRUCTURINGS

MERGERS AND ACQUISITIONS
Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

                                      Bxvi

CORPORATE RESTRUCTURING
Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations, and asset sales should be considered on a CASE-BY-CASE basis.

SPINOFFS
Votes on spinoffs should be considered on a CASE-BY-CASE basis.

ASSET SALES
Votes on asset sales should be made on a CASE-BY-CASE basis.

LIQUIDATIONS
Votes on liquidations should be made on a CASE-BY-CASE basis.

ADJOURNMENT
Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS
Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME
Generally, vote FOR changing the corporate name.

11.     MUTUAL FUND PROXIES

ELECTION OF DIRECTORS
Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND
Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS
Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS
Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES
Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS
Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES
Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL
Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS
Vote these proposals on a CASE-BY-CASE basis.

                                      Bxvii

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION
Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT
Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND
Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION
Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL
Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS
Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE
Generally, vote FOR the establishment of a master-feeder structure.

CHANGES TO THE CHARTER DOCUMENT
Vote changes to the charter document on a CASE-BY-CASE basis.

MERGERS
Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT
Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR
Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.     SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

13.     GLOBAL PROXIES

While a number of the foregoing Guidelines may be applied to both U.S. and global proxies, the following provide for the differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

ROUTINE MANAGEMENT PROPOSALS
Generally, vote FOR the following and other similar routine management proposals:

   -    the opening of the shareholder meeting
   -    that the meeting has been convened under local regulatory requirements

                                     Bxviii

   -    the presence of quorum
   -    the agenda for the shareholder meeting
   -    the election of the chair of the meeting
   -    the appointment of shareholders to co-sign the minutes of the meeting
   -    regulatory filings (E.G., to effect approved share issuances)
   - the designation of inspector or shareholder representative(s) of minutes of meeting
   - the designation of two shareholders to approve and sign minutes of meeting
   -    the allowance of questions
   -    the publication of minutes
   -    the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS
Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR REMUNERATION
Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS
Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

REMUNERATION OF AUDITORS
GENERALLY, VOTE FOR PROPOSALS TO AUTHORIZE THE BOARD TO DETERMINE THE REMUNERATION OF AUDITORS, UNLESS THERE IS EVIDENCE OF EXCESSIVE COMPENSATION RELATIVE TO THE SIZE AND NATURE OF THE COMPANY.

INDEMNIFICATION OF AUDITORS
GENERALLY, VOTE AGAINST PROPOSALS TO INDEMNIFY AUDITORS.

ALLOCATION OF INCOME AND DIVIDENDS
Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends, unless the amount of the distribution is consistently and unusually small or large.

STOCK (SCRIP) DIVIDEND ALTERNATIVES
Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS
When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS
Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

                                      Bxix

RELATED PARTY TRANSACTIONS
Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

CAPITALIZATION OF RESERVES
Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

ARTICLE AMENDMENTS
Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:
   -    it is editorial in nature;
   -    shareholder rights are protected;
   -    there is negligible or positive impact on shareholder value;
   -    management provides adequate reasons for the amendments; and
   -    the company is required to do so by law (if applicable).


                                       Bxx

                               ING INVESTORS TRUST




                       STATEMENT OF ADDITIONAL INFORMATION


                                DATED MAY 1, 2004


                       ING American Funds Growth Portfolio
                   ING American Funds International Portfolio
                   ING American Funds Growth-Income Portfolio
         (individually a "Portfolio" and collectively, the "Portfolios")


This Statement of Additional Information ("SAI") pertains only to the Portfolios listed above, each of which is a separate series of ING Investors Trust, formerly The GCG Trust (the "Trust"). A Prospectus for the Portfolios that provides the basic information you should know before investing in the Portfolios, may be obtained without charge from the Portfolios or the Portfolios' principal underwriter, ING Funds Distributor, LLC. This SAI is not a prospectus. It should be read in conjunction with the Prospectus dated May 1, 2004. This SAI is incorporated by reference in its entirety into the Prospectus.


The information in this SAI expands on information contained in the Prospectus. The Prospectus can be obtained without charge by contacting the Trust at the phone number or address below.

                               ING INVESTORS TRUST
                         7337 East Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                                 (800) 992-0180

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                TABLE OF CONTENTS


INTRODUCTION                                                                  1
HISTORY OF THE TRUST                                                          1
THE PORTFOLIOS                                                                1
MASTER/FEEDER STRUCTURE                                                       1
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES                           3
Investment Strategies and Risks                                               3
Master Funds                                                                  3
Portfolios                                                                    3

INVESTMENT RESTRICTIONS                                                      10

MANAGEMENT OF THE TRUST                                                      14
Share Ownership Policy                                                       21
Trustees' Portfolio Equity Ownership Positions                               21
Board Committees                                                             22
Frequency of Board Meetings                                                  22
Compensation of Trustees                                                     23
Ownership of Shares                                                          28
Control Persons and Principal Shareholders                                   28
The Investment Manager to the Portfolios                                     29
Investment Adviser to the Master Funds                                       32
Administration                                                               34
Distributor; 12b-1 Plans                                                     34
Rule 12b-1 Plans of the Portfolios                                           35
Rule 12b-1 Plans of the Master Funds                                         36
Fund Participation Agreement                                                 36
Code of Ethics                                                               37
Proxy Voting Procedures                                                      37

PORTFOLIO TRANSACTIONS AND BROKERAGE                                         37
Brokerage and Research Services                                              37
Portfolio Turnover                                                           37

NET ASSET VALUE                                                              37
Determination of Net Asset Value of the Portfolios                           37
Determination of Net Asset Value of the Master Funds                         39

PERFORMANCE INFORMATION                                                      39
TAXES                                                                        41
OTHER INFORMATION                                                            43
Capitalization                                                               43
Voting Rights                                                                44
Purchase of Shares                                                           44
Redemption of Shares                                                         44
Exchanges                                                                    45
Custodian and Other Service Providers of the Portfolios                      45
Independent Auditors                                                         45
Legal Counsel                                                                45
Registration Statement                                                       45
Reports to Shareholders                                                      46
Appendix A: Proxy Voting Proceduers                                          47

                                  INTRODUCTION


     This SAI is designed to elaborate upon information contained in the Prospectus for the Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of some of the Portfolios' securities and some investment techniques. Some of the Portfolios' investment techniques are described only in the Prospectus and are not repeated in this SAI. Unless otherwise noted, a portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectus or this SAI that the Investment Adviser or Manager (the "Manager") or portfolio manager ("Portfolio Manager" or "Portfolio Managers") reasonably believes is compatible with the investment objective and policies of that Portfolio. Net assets are assets in each portfolio, minus any liabilities. Captions and defined terms in this SAI generally correspond to like captions and terms in the Portfolios' Prospectus. Terms not defined in this SAI have the meanings given them in the Prospectus.


                              HISTORY OF THE TRUST

     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 40 investment portfolios. The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objective(s), policies and restrictions. This SAI pertains only to the following three (3) Portfolios: ING American Funds Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth-Income Portfolio.

     On January 31, 1992, the name of the Trust was changed to The GCG Trust. Prior to that date, the name of the Trust was The Specialty Managers Trust. Effective May 1, 2003, the name of the Trust changed to ING Investors Trust. Each Portfolio is a "diversified company" within the meaning of that term under the Investment Company Act of 1940 (the "1940 Act"). The 1940 Act generally requires that, with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer. and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities and securities of other investment companies). The Trust is governed by a Board of Trustees ("Board") which has the responsibility for the overall management of the Trust.

                                 THE PORTFOLIOS

     This SAI pertains only to the ING American Funds Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth-Income Portfolio. The investment objective of each Portfolio is not fundamental and, therefore, can be changed by the Board without the approval of a majority (as defined in the 1940 Act) of the respective Portfolio's outstanding voting securities.

                             MASTER/FEEDER STRUCTURE

     Each Portfolio (each a "Feeder Portfolio" and, collectively, the "Feeder Portfolios") invests all of its assets in a series of American Funds Insurance Series(R) (the "Master Series") (each a "Master Fund" and collectively, the "Master Funds") in a master/feeder structure. The Portfolios do not buy investment securities directly. Instead, each Portfolio invests in a Master Fund which in turn purchases investment securities. Each Portfolio's Master Fund is listed below:

            FEEDER PORTFOLIO                                       MASTER FUND
ING American Funds Growth Portfolio            Growth Fund (Class 2 shares) ("Growth Fund")

ING American Funds International Portfolio     International Fund (Class 2 shares) ("International
                                               Fund")

ING American Funds Growth-Income Portfolio     Growth-Income Fund (Class 2 shares) ("Growth-Income
                                               Fund")

     The investment adviser for the Master Funds is Capital Research and Management Company ("CRMC"), an investment management organization founded in 1931. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. In addition to selling its shares to the Feeder Portfolio, each Master Fund has and may continue to sell its shares to other mutual funds or other accredited investors ("Interestholders"). The expenses and, correspondingly, the returns of other Interestholders in a Master Fund may differ from those of the corresponding Feeder Portfolio.

     The Board believes that, as other investors invest their assets in a Feeder Fund and Interestholders invest their assets in the corresponding Master Fund in which the Feeder Portfolio invests, certain economic efficiencies may be realized with respect to the Feeder Portfolio and the Master Fund. For example, fixed expenses that otherwise would have been borne solely by a Master Fund (and the other Interestholders in that Master Fund) or the corresponding Feeder Portfolio would be spread across a larger asset base as more Interestholders invest in the Master Fund. However, if an investor or an Interestholder withdraws its investment from a Master Fund or Feeder Portfolio, respectively, the economic efficiencies (E.G., spreading fixed expenses across a larger asset base) that the Board believes should be available through investment in the Feeder Portfolio, and in turn, the Master Fund, may not be fully achieved or maintained. In addition, given the relatively complex nature of the master-feeder structure, accounting and operational difficulties could occur. For example, coordination of calculation of net asset value would be affected at the master and/or feeder level.

     In addition, as described below, under the terms of the Investment Management Agreement and the Administration Agreement, if a Portfolio divests itself of its interests in a Master Fund, the Portfolio will pay an advisory fee to ING Investments, LLC, rather than CRMC, in accordance with the same fee schedule currently applicable to fees paid by the Master Fund to CRMC, and also an administration fee to ING Funds Services, LLC. The advisory fees paid to ING Investments, LLC, however, may be higher than the fees payable by the Master Fund (and indirectly by the Portfolios) to CRMC because the asset level of the Portfolio after divesting from the Master Fund may be lower thereby preventing the Portfolio from benefiting from certain breakpoint levels contemplated in the investment management agreement. If the Portfolio invests substantially all of its assets in another investment company, the Portfolio does not pay an administration fee. Therefore, a Portfolio's expenses may be higher if the Trust were to withdraw a Portfolio's assets from a Master Fund.

     Under the master/feeder structure, the Trust retains the right to withdraw a Feeder Portfolio's assets from the Master Fund. The Trust also reserves the right to suspend or terminate purchases of shares of a Master Fund by the Trust and a Portfolio if such action is required by law, or if the Trust's Board while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state law, deems it necessary, appropriate and in the best interest of the Trust and its shareholders (including contract owners) or in response to the order of an appropriate regulatory authority. If the Trust were to withdraw a Feeder Portfolio's assets, the Trust's Board would then consider whether to invest the Feeder Portfolio's assets in another pooled investment entity, asking ING Investments, LLC to manage either directly or with a sub-adviser under the Investment Management Agreement between the Trust and ING Investments, LLC, or taking other appropriate action.

     Investment of each Feeder Portfolio's assets in its corresponding Master Fund is not a fundamental policy of any Feeder Portfolio and a shareholder vote is not required for any Feeder Portfolio to withdraw its investment from its corresponding Master Fund.

     The board of trustees of each Master Fund formulates the general policies of each Master Fund and meets periodically to review each Master Fund's performance, monitor investment activities and practices and discuss other matters affecting each Master Fund.

  THE STATEMENT OF ADDITIONAL INFORMATION FOR THE AMERICAN FUND MASTER FUNDS IS
        DELIVERED TOGETHER WITH THIS STATEMENT OF ADDITIONAL INFORMATION.

               DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

INVESTMENT STRATEGIES AND RISKS

MASTER FUNDS

     The investment techniques of each Master Fund are described in the statement of additional information for the Master Funds which is delivered together with this SAI.

PORTFOLIOS

     The following supplements the discussion in the Portfolios' prospectus and in the Master Funds' prospectus and statement of additional information of the investment strategies, policies and risk of each Portfolio and its Master Fund. Because a Feeder Portfolio invests all of its assets in a Master Fund, these investment strategies and policies may be changed without approval of the shareholders of the Portfolios. The statement of additional information for the Master Funds is delivered together with this SAI.

COMMON STOCK AND OTHER EQUITY SECURITIES


     Common stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives a Master Fund the right to vote on measures affecting the company's organization and operations. Equity securities also include convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

     A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Portfolio or a Master Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.



HIGH YIELD BONDS

     "High Yield Bonds" (commonly referred to as "junk bonds"), are bonds rated lower than Baa by Moody's or BBB by Standard & Poor's, or, if not rated by Moody's or Standard & Poor's, of equivalent quality. In general, high yield bonds are not considered to be investment grade and investors should consider the risks associated with high yield bonds before investing in a Portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Many of the outstanding high yield bonds have not endured a lengthy business recession. A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. Analysis of the creditworthiness of issuers of debt securities, and the ability of a Portfolio to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher quality bonds.

     High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Master Fund may incur additional expenses to seek recovery. The secondary market in which high yield bonds are traded may be less liquid than the market for higher-grade bonds, which could adversely affect the price at which a high yield bond is sold. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

MORTGAGE-BACKED SECURITIES.

     Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property. Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, a Master Fund or Portfolio may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking" in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

     Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Mortgage-backed securities issued by Ginnie Mae are described as "modified pass-through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although Ginnie Mae guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities.

     Early repayments of principal on the underlying mortgages may expose a Master Fund and a Portfolio to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase. Conversely, when interest rates are rising, the rate of prepayment tends to decrease. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES.

     Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). Privately-issued mortgage-backed securities are generally backed by pools of conventional (I.E., non-government guaranteed or insured) mortgage loans. These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

ASSET-BACKED SECURITIES.

     Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Master Fund or Portfolio's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Master Fund or Portfolio must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

     Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.


     Asset-backed securities include Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.


ZERO-COUPON

     Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The value of zero-coupon bonds is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently, and may involve greater credit risk than such bonds.

INFLATION-INDEXED BONDS

     Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

WARRANTS

     Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company. The result of a hedging program cannot be foreseen and may cause a Portfolio to suffer losses that it would not otherwise sustain.

     Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

FLOATING RATE SECURITIES

     Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure. Floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on 7 days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

FOREIGN SECURITIES

     Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Securities denominated or quoted in currencies other than the U.S. dollar are subject to the risk that, changes in foreign currency exchange rates will affect their value and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

     There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. A Portfolio or Master Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

     Securities traded in emerging market countries may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an investment.

DEPOSITARY RECEIPTS

     ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depository. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depository, whereas an unsponsored facility may be established by a depository without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

REPURCHASE AGREEMENTS

     In general, the term of a repurchase agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time of investment in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

OTHER INVESTMENT COMPANIES

     All Portfolios may invest in shares issued by other investment companies. Each Portfolio has adopted a non-fundamental investment restriction to enable it to invest in its corresponding Master Fund or another master portfolio. As a shareholder in any investment company, a Portfolio will bear its ratable share of the investment company's expenses, including management fees in the case of a management investment company.

ILLIQUID SECURITIES

     Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when investment adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a Master Fund's or a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring an investment adviser to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio or a Master Fund could realize upon disposition, Because of the nature of these securities, a considerable period of time may elapse between a decision to dispose of these securities and the time when a Portfolio is able to dispose of them, during which time the value of the securities could decline. Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the relevant board of trustees.

RESTRICTED SECURITIES

     Restricted securities include securities that are not registered under the 1933 Act ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). Certain Rule 144A securities may be deemed to be liquid in accordance with procedures adopted by the Portfolios' or Master Funds' respective board of trustees. This investment practice could have the effect of decreasing the level of liquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the investment portfolio. Subject to any applicable limitation on investments in illiquid investments and subject to the diversification requirements of the Code, the Portfolios or Master Funds may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the risk that an investor may be unable to dispose of the securities in a timely manner or at favorable prices. The Portfolio may not be able to sell these securities when the Investment Manager or sub-adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

BORROWING

     Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Portfolio's or a Master Fund's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of a Portfolio's or Master Fund's shares. A Portfolio or Master Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Reverse repurchase agreements generally are considered to be a form of borrowing.

REAL ESTATE INVESTMENT TRUSTS.

     Real Estate Investment Trusts, or "REITs", are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. A Master Fund or a Portfolio will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs.

     Risks of investing in the real estate industry include, among others:

     -    possible declines in the value of real estate;

     -    adverse general or local economic conditions;

     -    possible lack of availability of mortgage funds;

     -    overbuilding;

     -    extended vacancies of properties;

     -    increases in competition, property taxes and operating expenses;

     -    changes in zoning or applicable tax law;

     - costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;

     -    casualty or condemnation losses;

     -    uninsured damages from floods, earthquakes or other natural disasters;

     -    limitations on and variations in rents; and

     -    unfavorable changes in interest rates.

     In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

SMALL COMPANIES

     Small companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. Such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Portfolio or Master Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

     Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability to dispose of such securities may be greatly limited, and a Portfolio or Master Fund may have to continue to hold such securities during periods when the investment adviser would otherwise have sold the security.

UNSEASONED COMPANIES

     Unseasoned companies are those that have been in operation for less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

TEMPORARY DEFENSIVE INVESTMENTS

     For temporary and defensive purposes, each Portfolio or Master Fund may invest up to 100% of its total assets in investment grade fixed income securities (including short-term U.S. government securities, investment grade debt-instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes), preferred stock and repurchase agreements. Each Portfolio may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.

     Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and this SAI will apply at the time of investment. A Portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE PORTFOLIOS

     The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of a Portfolio's outstanding voting securities, defined in the 1940 Act as the lesser of: (1) 67% or more of that Portfolio's voting securities present at a meeting if the holders of more than 50% of that Portfolio's outstanding voting securities are present or represented by proxy, or (2) more than 50% of that Portfolio's outstanding voting securities. The investment objectives and all other investment policies or practices of the Portfolios are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval.

     FOR THE ING AMERICAN FUNDS GROWTH PORTFOLIO, ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO AND ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO:

     A Portfolio may not:

     Issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit a Portfolio to: (i) enter into commitments to purchase securities in accordance with a Portfolio's investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

     Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

     Act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit a Portfolio to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

     Purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Portfolio may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

     Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

     Make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Portfolio may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

     Deviate from being a "diversified company" as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

     "Concentrate" its investments in a particular industry except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to a Portfolio's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in clause (ii), (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Portfolio's investments will not constitute a violation of such limitation, except that any borrowing by a Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if a Portfolio's holdings of illiquid securities exceed 15% because of changes in the value of a Portfolio's investments, a Portfolio will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Portfolio. Otherwise, a Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio's assets.

NON-FUNDAMENTAL INVESTMENT RESTRICTION OF THE PORTFOLIOS

     Each Portfolio has adopted the following non-fundamental investment restriction to enable it to invest in its corresponding Master Fund:

          Notwithstanding any other investment policy of the Portfolio, the Portfolio may invest all of its net assets in an open-end management investment company having the same investment objective and limitations as the Portfolio.

     Each Portfolio has also adopted the same investment restrictions as the Master Fund in which it invests. These investment restrictions, the investment objective and all other investment policies or practices of the Portfolios, are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval.


FUNDAMENTAL INVESTMENT RESTRICTION OF THE MASTER FUNDS


     The Growth Fund, International Fund and Growth-Income Fund have adopted the following fundamental policies and investment restrictions that may not be changed without shareholder approval by holders of a majority of its outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of
(i) 67% of more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy; or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by a fund.

     If a change in a Master Fund's investment restrictions are submitted to the holders of the Trust's outstanding voting securities, the matter will be deemed to be acted upon with respect to a Portfolio if a majority of the outstanding voting securities of the Portfolio vote for approval of the matter, notwithstanding (1) that the matter has not been approved by the holder's of a majority of the outstanding voting securities of any other Portfolio affected by the matter, and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the Trust.

     The Growth Fund, International Fund and Growth-Income Fund may not:

     1. Invest more than 5% of the value of the total assets of each Master Fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

     As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

     Invest more than 25% of each Master Fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, each Fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

     Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).

     Purchase commodities or commodity contracts; except that the International Fund may engage in transactions involving currencies (including forward or futures contracts and put and call options).

     Invest in companies for the purpose of exercising control or management.

     Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

     Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of each Master Fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, each Fund will reduce, within three days, the amount of its borrowing in order to provide for 300% asset coverage.

     Purchase securities on margin.

     Sell securities short, except to the extent that each Master Fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

     Invest in puts, calls, straddles, spreads or any combination thereof; except as described above in investment restriction number 5.

     Invest in securities of other investment companies, except as permitted by the 1940 Act.

     Engage in underwriting of securities issued by others, except to the extent it may deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

     Notwithstanding investment restriction number 12, if deemed advisable by their officers, compensation by the Master Series to its trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by the Master Series' trustees pursuant to an exemptive order granted by the SEC.

     Notwithstanding investment restriction number 13, the Master Funds may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the Fund as an underwriter as that term is defined under the 1933 Act.

NON-FUNDAMENTAL POLICIES OF THE MASTER FUNDS

     The following non-fundamental policies of the Growth Fund, International Fund and Growth-Income Fund may be changed without shareholder approval:

1. Each Master Fund may not invest more than 15% of its net assets in illiquid securities.




2. The Master Funds will not issue senior securities, except as permitted by the 1940 Act.

                             MANAGEMENT OF THE TRUST


     The business and affairs of the Trust are managed under the direction of the Board of Trustees according to the applicable laws of the Commonwealth of Massachusetts and the Trust's Amended and Restated Agreement and Declaration of Trust. The Board governs each Portfolio of the Trust and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Trust's activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance. The Trustees are Paul S. Doherty, J. Michael Earley, R. Barbara Gitenstein, Walter H. May, Thomas J. McInerney, Jock Patton,
David W.C. Putnam, Blaine E. Rieke, John G. Turner, Roger B. Vincent, and Richard A. Wedemeyer. The Executive Officers of the Trust are James M. Hennessy, Michael J. Roland, Mary Bea Wilkinson, Robert S. Naka, Huey P. Falgout,
Theresa K. Kelety, Kimberly A. Anderson, Lauren Bensinger, J. David Greenwald, Robyn L. Ichilov, Todd Modic, Susan P. Kinens, and Maria Anderson.

     Set forth in the table below is information about each Trustee of the Trust.

                                                                                               NUMBER OF
                                                                                               PORTFOLIOS
                                                                                                IN FUND
                                                    TERM OF OFFICE                               COMPLEX   OTHER DIRECTORSHIPS HELD
                              POSITION(s) HELD      AND LENGTH OF    PRINCIPAL OCCUPATION(s) - OVERSEEN BY       BY TRUSTEE****
    NAME, ADDRESS AND AGE         WITH FUND          TIME SERVED+    DURING THE PAST 5 YEARS    TRUSTEE++
----------------------------- -------------------- ----------------- ------------------------- ----------- ------------------------
INDEPENDENT TRUSTEES
PAUL S. DOHERTY               Trustee              February 2002 --  Mr. Doherty is President       --
7337 E. Doubletree Ranch Rd.                       Present           and Partner, Doherty,
Scottsdale, Arizona 85258                                            Wallace, Pillsbury and
Date of Birth:  04/28/1934                                           Murphy, P.C., Attorneys
                                                                     (1996 -Present); and
                                                                     Trustee of each of the
                                                                     funds managed by
                                                                     Northstar Investment
                                                                     Management Corporation
                                                                     (1993 - 1999).

J. MICHAEL EARLEY             Trustee              January 1997 --   President and Chief            --
7337 E. Doubletree Ranch Rd.                       Present           Executive Officer,
Scottsdale, Arizona 85258                                            Bankers Trust Company,
Date of Birth:  05/02/1945                                           N.A. (1992 - Present).

R. BARBARA GITENSTEIN         Trustee              January 1997 --   President, College of New      --
7337 E. Doubletree Ranch Rd.                       Present           Jersey (1999 - Present).
Scottsdale, Arizona 85258                                            Formerly, Executive Vice
Date of Birth:  02/18/1948                                           President and Provost,
                                                                     Drake University (1992 -
                                                                     1998).

WALTER H. MAY                 Trustee              February 2002 --  Retired. Formerly,             --     Best Prep Charity (1991 -
7337 E. Doubletree Ranch Rd.                       Present           Managing Director and                 Present).
Scottsdale, Arizona 85258                                            Director of Marketing,
Date of Birth:  12/21/1936                                           Piper Jaffray, Inc.;
                                                                     Trustee of each of the
                                                                     funds managed by
                                                                     Northstar Investment
                                                                     Management Corporation
                                                                     (1996 - 1999).

JOCK PATTON                   Trustee              February 2002 --  Private Investor (June         --     Director, Hypercom, Inc.
7337 E. Doubletree Ranch Rd.                       Present           1997 - Present).                      (January 1999 - Present);
Scottsdale, Arizona 85258                                            Formerly, Director and                JDA Software Group, Inc.
Date of Birth:  12/11/1945                                           Chief Executive Officer,              (January 1999 - Present);
                                                                     Rainbow Multimedia Group,             BG Associates, Inc.
                                                                     Inc. (January 1999 -
                                                                     December 2001); Director
                                                                     of Stuart Entertainment,
                                                                     Inc.; Director of
                                                                     Artisoft, Inc. (1994 -
                                                                     1998).

DAVID W.C. PUTNAM             Trustee              February 2002 --  President and Director,        --     Anchor International Bond
7337 E. Doubletree Ranch Rd.                       Present           F.L. Putnam Securities                Trust (December 2000 -
Scottsdale, Arizona 85258                                            Company, Inc. and its                 Present); F.L. Putnam
Date of Birth:  10/08/1939                                           affiliates; President,                Foundation (December 2000
                                                                     Secretary and Trustee,                - Present); Progressive
                                                                     The Principled Equity                 Capital Accumulation
                                                                     Market Fund. Formerly,                Trust (August 1998 -
                                                                     Trustee, Trust Realty                 Present); Principled
                                                                     Corp.; Anchor Investment              Equity Market Fund
                                                                     Trust; Bow Ridge Mining               (November 1996 -
                                                                     Company and each of the               Present), Mercy Endowment
                                                                     funds managed by                      Foundation (1995 -
                                                                     Northstar Investment                  Present); Director, F.L.
                                                                     Management Corporation                Putnam Investment
                                                                     (1994 - 1999).                        Management Company
                                                                                                           (December 2001 -
                                                                                                           Present); Asian American
                                                                                                           Bank and Trust Company
                                                                                                           (June 1992 - Present);
                                                                                                           and Notre Dame Health
                                                                                                           Care Center (1991 -
                                                                                                           Present) F.L. Putnam
                                                                                                           Securities Company, Inc.
                                                                                                           (June 1978 - Present);
                                                                                                           and an Honorary Trustee,
                                                                                                           Mercy Hospital (1973 -
                                                                                                           Present).

BLAINE E. RIEKE*              Trustee              February 2002 -   General Partner,               --     Morgan Chase Trust Co.
                                                                     Huntington Partners                   (January 1998
                                                                     (January 1997 -

7337 E. Doubletree Ranch Rd.                       Present           Present). Chairman of the             - Present).
Scottsdale, Arizona 85258                                            Board and Trustee of each
Date of Birth:  09/10/1933                                           of the funds managed by
                                                                     ING Investment Management
                                                                     Co. LLC (November 1998 -
                                                                     February 2001).

ROGER B. VINCENT***           Trustee              1994 -- Present   President, Springwell          --     Director, AmeriGas
7337 E. Doubletree Ranch Rd.                                         Corporation (1989 -                   Propane, Inc. (1998 -
Scottsdale, Arizona 85258                                            Present). Formerly,                   Present).
Date of Birth:  08/26/1945                                           Director, Tatham
                                                                     Offshore, Inc. (1996 -
                                                                     2000).

RICHARD A. WEDEMEYER          Trustee              February 2002 --  Retired. Mr. Wedemeyer         --     Touchstone Consulting
7337 E. Doubletree Ranch Rd.                       Present           was formerly Vice                     Group (1997 - Present).
Scottsdale, Arizona 85258                                            President - Finance and
Date of Birth:  03/23/1936                                           Administration, Channel
                                                                     Corporation (June 1996 -
                                                                     April 2002). Formerly,
                                                                     Trustee, First Choice
                                                                     Funds (1997 - 2001); and
                                                                     of each of the funds
                                                                     managed by ING Investment
                                                                     Management Co. LLC (1998
                                                                     - 2001).

TRUSTEES WHO ARE "INTERESTED PERSONS"

THOMAS J. MCINERNEY **  (##)  Trustee              February 2002 -   Chief Executive Officer,       --     Director, Equitable Life
7337 E. Doubletree Ranch Rd.                       Present           ING U.S. Financial                    Insurance Co., Golden
Scottsdale, Arizona 85258                                            Services (September 2001              American Life Insurance
Date of Birth:  05/05/1956                                           - Present); General                   Co., Life Insurance
                                                                     Manager and Chief                     Company of Georgia,
                                                                     Executive Officer, ING                Midwestern United Life
                                                                     U.S. Worksite Financial               Insurance Co., ReliaStar
                                                                     Services (December 2000 -             Life Insurance Co.,
                                                                     Present); Member, ING                 Security Life of Denver,
                                                                     Americas Executive                    Security Connecticut Life
                                                                     Committee (2001 -                     Insurance Co., Southland
                                                                     Present); President,                  Life Insurance Co., USG
                                                                     Chief Executive Officer               Annuity and Life Company,
                                                                     and Director of Northern              and United Life and
                                                                     Life Insurance Company                Annuity Insurance Co. Inc
                                                                     (March 2001 - October                 (March 2001 - Present);
                                                                     2002), ING Aeltus Holding             Director, Ameribest Life
                                                                     Company, Inc. (2000 -                 Insurance Co., (March
                                                                     Present), ING Retail                  2001 to January 2003);
                                                                     Holding Company (1998 -               Director, First Columbine
                                                                     Present), ING Life                    Life Insurance Co. (March
                                                                     Insurance and Annuity                 2001 to December 2002);
                                                                     Company (September 1997 -             Member of the Board,
                                                                     November 2002) and ING                National Commission on
                                                                     Retirement Holdings, Inc.             Retirement Policy,
                                                                     (1997 - Present).                     Governor's Council on
                                                                     Formerly, General Manager             Economic Competitiveness
                                                                     and Chief Executive                   and Technology of
                                                                     Officer, ING Worksite                 Connecticut, Connecticut
                                                                     Division (December 2000 -             Business and Industry
                                                                     October 2001), President,             Association, Bushnell;
                                                                     ING-SCI, Inc. (August                 Connecticut Forum; Metro
                                                                     1997 - December 2000);                Hartford Chamber of
                                                                     President, Aetna                      Commerce; and is
                                                                     Financial Services                    Chairman, Concerned
                                                                     (August 1997 - December               Citizens for Effective
                                                                     2000);                                Government.

JOHN G. TURNER **             Chairman and         February 2002 -   Chairman, Hillcrest            --     Director, Hormel Foods
7337 E. Doubletree Ranch Rd.  Trustee              Present           Capital Partners (May                 Corporation (March 2000 -
Scottsdale, Arizona 85258                                            2002-Present); President,             Present); Shopko Stores,
Date of Birth:  10/03/1939                                           Turner Investment Company             Inc. (August 1999 -
                                                                     (January 2002 - Present).             Present); and M.A.
                                                                     Mr. Turner was formerly               Mortenson Company (March
                                                                     Vice Chairman of ING                  2002 - Present).
                                                                     Americas (2000 - 2002);
                                                                     Chairman and Chief
                                                                     Executive Officer of
                                                                     ReliaStar Financial Corp.
                                                                     and ReliaStar Life
                                                                     Insurance Company (1993 -
                                                                     2000); Chairman of
                                                                     ReliaStar Life Insurance
                                                                     Company of New York (1995
                                                                     - 2001); Chairman of
                                                                     Northern Life Insurance
                                                                     Company (1992

                                                                     - 2001); Chairman and
                                                                     Trustee of the Northstar
                                                                     affiliated investment
                                                                     companies (1993 - 2001)
                                                                     and Director, Northstar
                                                                     Investment Management
                                                                     Corporation and its
                                                                     affiliates (1993 - 1999).


+ Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, in which even the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

++  As of December 31, 2003

* For the period of time prior to May 1, 2003, Mr. Reike may have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Internet Tollkeeper(SM) Portfolio of the Trust, due to a family member's employment by the Portfolio Manager of that Portfolio.

** Messrs. McInerney and Turner are deemed to be "interested persons" of the Trust as defined in the 1940 Act because of their relationship with ING Groep, N.V., the parent corporation of the Manager, Directed Services Inc.

***    Mr. Vincent was the beneficial owner of 200 shares of Goldman, Sachs, &
Co., the parent company of the Portfolio Manager of the Goldman Sachs Internet Tollkeeper(SM) Portfolio of the Trust, from December 2002 through February 2003. These shares were acquired by an account that Mr. Vincent does not directly manage, and he disposed of the shares upon learning that they were held in his account. Mr. Vincent may technically have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Internet Tollkeeper(SM) Portfolio and of the Trust during this period.

****   For purposes of this table, "ING Funds Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; and USLICO Series Fund.

##     Mr. McInerney is also a director of the following investment companies:
ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Fund; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc.; and ING Series Fund, Inc.

Information about the Trust's officers is set forth in the table below:



                               POSITIONS HELD WITH THE    TERM OF OFFICE AND LENGTH OF TIME PRINCIPAL OCCUPATION(s) DURING THE LAST
NAME, ADDRESS AND AGE                    TRUST                       SERVED (1)                         FIVE YEARS (2)
JAMES M. HENNESSY            President and Chief          March 2003 - Present              President, Chief Executive Officer and
7337 E. Doubletree Ranch Rd. Executive Officer                                              Chief Operating Officer March 2002 -
Scottsdale, Arizona 85258                                                                   Present (For the ING Funds), February
Date of Birth:  04/09/1949   Vice President               January 2003 - March 2003         2001 - March 2002 (For the Pilgrim
                                                                                            Funds), Chief Operating Officer June
                                                                                            2000 - February 2001 (For the Pilgrim
                                                                                            Funds); President and Chief Executive
                                                                                            Officer, ING Capital Corporation, LLC,
                                                                                            ING Funds Services, LLC, ING Advisors,
                                                                                            Inc., ING Investments, LLC, Lexington
                                                                                            Funds Distributor, Inc., Express
                                                                                            America T.C., Inc. and EAMC Liquidation
                                                                                            Corp. (December 2001 - Present);
                                                                                            Executive Vice President and Chief
                                                                                            Operating Officer and ING Funds
                                                                                            Distributor, LLC (June 2000 - Present).
                                                                                            Formerly, Executive Vice President and
                                                                                            Chief Operating Officer, ING
                                                                                            Quantitative Management, Inc. (October
                                                                                            2001 -

                               POSITIONS HELD WITH THE    TERM OF OFFICE AND LENGTH OF TIME PRINCIPAL OCCUPATION(s) DURING THE LAST
NAME, ADDRESS AND AGE                    TRUST                       SERVED (1)                         FIVE YEARS (2)
                                                                                            September 2002), Senior Executive Vice
                                                                                            President (June 2000 - December 2000)
                                                                                            and Secretary (April 1995 - December
                                                                                            2000), ING Capital Corporation, LLC,
                                                                                            ING Funds Services, LLC, ING
                                                                                            Investments, LLC, ING Advisors, Inc.,
                                                                                            Express America T.C., Inc. and EAMC
                                                                                            Liquidation Corp.; Executive Vice
                                                                                            President, ING Capital Corporation, LLC
                                                                                            and its affiliates (May 1998 - June
                                                                                            2000); and Senior Vice President, ING
                                                                                            Capital Corporation, LLC and its
                                                                                            affiliates (April 1995 - April 1998).

MICHAEL J. ROLAND            Executive Vice President and March 2003 - Present              Executive Vice President, Assistant
7337 E. Doubletree Ranch Rd. Chief Financial Officer                                        Secretary and Principal Financial
Scottsdale, Arizona 85258                                                                   Officer, March 2002 - Present (For the
Date of Birth:  05/30/1958   Vice President and Assistant January 2003 - March 2003         ING Funds), Senior Vice President and
                             Secretary                                                      Principal Financial Officer, June 1998
                                                                                            - March 2002 (For the Pilgrim Funds),
                                                                                            Chief Financial Officer, December 2002
                                                                                            - Present (For the IPI Funds),
                                                                                            Executive Vice President, Chief
                                                                                            Financial Officer and Treasurer, ING
                                                                                            Funds Services, LLC, ING Funds
                                                                                            Distributor, LLC, ING Advisors, Inc.,
                                                                                            ING Investments, LLC, Inc., Lexington
                                                                                            Funds Distributor, Inc., Express
                                                                                            America T.C., Inc. and EAMC Liquidation
                                                                                            Corp. (December 2001 - Present).
                                                                                            Formerly, Executive Vice President,
                                                                                            Chief Financial Officer and Treasurer
                                                                                            ING Quantitative Management (December
                                                                                            2001 - September 2002), Senior Vice
                                                                                            President, ING Funds Services, LLC, ING
                                                                                            Investments, LLC and ING Funds
                                                                                            Distributor, LLC (June 1998 - December
                                                                                            2001) and Chief Financial Officer of
                                                                                            Endeavor Group (April 1997 - June
                                                                                            1998).

MARY BEA WILKINSON           Vice President               March 2003 - Present              Senior Vice President, ING Outside
1475 Dunwoody Drive West                                                                    Funds Group (2000-present); Senior Vice
Chester, PA  19380           President                    February 2002 - March 2003        President and Chief Financial Officer,
Date of Birth:  9/18/1956                                                                   First Golden American Life Insurance
                                                                                            Company of New York (1997-present);
                                                                                            President, Directed Services, Inc.
                                                                                            (1993-1997)

ROBERT S. NAKA               Senior Vice President and    January 2003 - Present            Senior Vice President and Assistant,
7337 E. Doubletree Ranch Rd. Assistant Secretary                                            March 2002 - Present (For the ING
Scottsdale, Arizona 85258                                                                   Funds), Senior Vice President and
Date of Birth:  06/17/1963                                                                  Assistant Secretary, November 1999 -
                                                                                            March 2002 (For the Pilgrim Funds),
                                                                                            Assistant Secretary, July 1996 -
                                                                                            November 1999 (For the Pilgrim Funds),
                                                                                            Secretary Senior Vice President and
                                                                                            Assistant Secretary, ING Funds
                                                                                            Services, LLC, ING Funds Distributor,
                                                                                            LLC, ING Advisors, Inc., ING Capital
                                                                                            Corporation, LLC, ING Investments, LLC
                                                                                            (October 2001 - Present) and Lexington
                                                                                            Funds Distributor, Inc. (December 2001
                                                                                            - Present). Formerly, Senior Vice
                                                                                            President and Assistant Secretary, ING
                                                                                            Quantitative Management, Inc. (October
                                                                                            2001 - September 2002), Vice President,
                                                                                            ING Investments, LLC (April 1997 -
                                                                                            October 1999), ING Funds Services, LLC
                                                                                            (February 1997 - August 1999) and
                                                                                            Assistant Vice President, ING Funds
                                                                                            Services, LLC (August 1995 - February
                                                                                            1997).

KIMBERLY A. ANDERSON         Senior Vice President        November 2003 - Present           Senior Vice President, November 2003 -
7337 E. Doubletree Ranch Rd.                                                                Present (For the ING Funds) Senior Vice
Scottsdale, Arizona 85258    Vice President and Secretary January 2003 - November 2003      President, ING Funds Services, LLC, ING
                                                                                            Funds Distributor, LLC, ING Capital
                                                                                            Corp., ING Investments, LLC, and
                                                                                            ING

                               POSITIONS HELD WITH THE    TERM OF OFFICE AND LENGTH OF TIME PRINCIPAL OCCUPATION(s) DURING THE LAST
NAME, ADDRESS AND AGE                    TRUST                       SERVED (1)                         FIVE YEARS (2)
Date of Birth:  07/25/1964                                                                  Pilgrim Funding Inc. (September 2003 -
                                                                                            Present); Vice President and Secretary,
                                                                                            March 2002 -November 2003 (For the ING
                                                                                            Funds), February 2001 - March 2002 (For
                                                                                            the Pilgrim Funds), ING Funds Services,
                                                                                            LLC, ING Funds Distributor, LLC, ING
                                                                                            Advisors, Inc., ING Investments, LLC
                                                                                            (October 2001 - August 2003) and
                                                                                            Lexington Funds Distributor, Inc.
                                                                                            (December 2001 - Present). Formerly,
                                                                                            Vice President, ING Quantitative
                                                                                            Management, Inc. (October 2001 -
                                                                                            September 2002); Assistant Vice
                                                                                            President, ING Funds Services, LLC
                                                                                            (November 1999 - January 2001) and has
                                                                                            held various other positions with ING
                                                                                            Funds Services, LLC for more than the
                                                                                            last five years.

ROBYN L. ICHILOV             Vice President               January 2003 - Present            Vice President and Treasurer, March
7337 E. Doubletree Ranch Rd.                                                                2002 - Present (For the ING Funds), May
Scottsdale, Arizona 85258    Treasurer                    February 2003 - Present           1998 - March 2002 (For the Pilgrim
Date of Birth:  09/25/1967                                                                  Funds), Vice President, November 1997 -
                                                                                            May 1998 (For the Pilgrim Funds), Vice
                                                                                            President, ING Funds Services, LLC
                                                                                            (October 2001 - Present) and ING
                                                                                            Investments, LLC (August 1997 -
                                                                                            Present); Accounting Manager, ING
                                                                                            Investments, LLC (November 1995 -
                                                                                            Present).

LAUREN D. BENSINGER          Vice President               February 2003 - Present           Vice President and Chief Compliance
7337 E. Doubletree Ranch Rd.                                                                Officer, ING Funds Distributor, LLC
Scottsdale, Arizona 85258                                                                   (July, 1995 to Present); Vice President
Date of Birth:  02/06/1954                                                                  (February, 1996 to Present) and Chief
                                                                                            Compliance Officer (October, 2001 to
                                                                                            Present) ING Investments, LLC; Vice
                                                                                            President and Chief Compliance Officer,
                                                                                            ING Advisors, Inc. (July 2000 to
                                                                                            Present); Formerly, Vice President and
                                                                                            Chief Compliance Officer ING
                                                                                            Quantitative Management, Inc. (July
                                                                                            2000 to September 2002) and Vice
                                                                                            President, ING Fund Services, LLC (July
                                                                                            1995 to Present).

J. DAVID GREENWALD           Vice President               August 2003 - Present             Vice President of Mutual Fund
7337 E. Doubletree Ranch Rd.                                                                Compliance of ING Fund Services, LLC (
Scottsdale, AZ 85258                                                                        May 2003 - Present). Formerly Assistant
Date of Birth:  09/24/1957                                                                  Treasure and Director of Mutual Fund
                                                                                            Compliance and Operations of American
                                                                                            Skandia, A Prudential Financial Company
                                                                                            (October 1996 - May 2003).

HUEY FALGOUT                 Secretary                    August 2003 - Present             Counsel, ING U.S. Financial Services
7337 E. Doubletree Ranch Rd.                                                                (November 2002 - Present). Formerly
Scottsdale, Arizona 85258                                                                   Associate General Counsel of AIG
Date of Birth:  11/15/1963                                                                  American General (January 1999 -
                                                                                            November 2002) and Associate General
                                                                                            Counsel of Van Kampen, Inc. (April 1992
                                                                                            - January 1999).

THERESA K. KELETY            Assistant Secretary          August 2003 - Present             Counsel, ING U.S. Financial Services
7337 E. Doubletree Ranch Rd.                                                                (April 2003 - Present). Formerly,
Scottsdale, Arizona 85258                                                                   Senior Associate with Shearman &
Date of Birth:  Febrary 28,                                                                 Sterling (February 2000 - April 2003);
2003                                                                                        Associate with Sutherland Asbill &
                                                                                            Brennan (1996 - February 2000);
                                                                                            Morrison & Foerster (1994-1996)

SUSAN P. KINENS              Assistant Vice President and January 2003 - Present            Assistant Vice President and Assistant
7337 E. Doubletree Ranch Rd. Assistant Secretary                                            Secretary, ING Funds Services, LLC
Scottsdale, Arizona 85258                                                                   (December 2002 - Present); and has held
Date of Birth:  12/31/1976                                                                  various other positions with ING Funds
                                                                                            Services, LLC for the last five years.

TODD MODIC                   Vice President               August 2003 - Present             Director of Financial Reporting, ING
7337 E. Doubletree Ranch Rd.                                                                Investments, LLC (March 2001 -
                                                                                            Present). Formerly, Director of
                                                                                            Financial Reporting, Axient

                               POSITIONS HELD WITH THE    TERM OF OFFICE AND LENGTH OF TIME PRINCIPAL OCCUPATION(s) DURING THE LAST
NAME, ADDRESS AND AGE                    TRUST                       SERVED (1)                         FIVE YEARS (2)
Scottsdale, Arizona 85258    Assistant Vice President     January 2003 - August 2003        Communications, Inc. (May 2000 -
Date of Birth:  11/03/1967                                                                  January 2001) and Director of Finance,
                                                                                            Rural/Metro Corporation (March 1995 -
                                                                                            May 2000).

MARIA M. ANDERSON            Assistant Vice President     January 2003 - Present            Assistant Vice President, ING Funds
7337 E. Doubletree Ranch Rd.                                                                Services, LLC (October 2001 - Present).
Scottsdale, Arizona 85258                                                                   Formerly, Manager of Fund Accounting
Date of Birth:  05/29/1958                                                                  and Fund Compliance, ING Investments,
                                                                                            LLC (September 1999 - November 2001);
                                                                                            Section Manager of Fund Accounting,
                                                                                            Stein Roe Mutual Funds (July 1998 -
                                                                                            August 1999); and Financial Reporting
                                                                                            Analyst, Stein Roe Mutual Funds (August
                                                                                            1997 - July 1998).



(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2) The following documents the evolution of the name of each ING corporate entity referenced in the above biographies:

ING INVESTMENTS, LLC (MARCH 2002 - NAME CHANGED FROM ING PILGRIM INVESTMENTS,
LLC)
     ING Mutual Funds Management Co., LLC (April 2001 - merged into ING Pilgrim Investments, LLC)
     ING Pilgrim Investments, Inc. (February 2001 - merged into ING Pilgrim Investments, LLC)
     ING Pilgrim Investments, LLC (February 2001 - formed)
     ING Pilgrim Investments, Inc. (September 2000 - name changed from Pilgrim Investments, Inc.)
     Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim Investments,
     Inc.)
     Pilgrim Investments, Inc. (October 1998 - name changed from Pilgrim America Investments, Inc.)
     Pilgrim America Investments, Inc. (April 1995 - name changed from Newco Advisory Corporation)
     Newco Advisory Corporation (December 1994 - incorporated)
**Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar Investment
  Management Corporation)

ING FUNDS DISTRIBUTOR, LLC. (OCTOBER 2002)
  ING Funds Distributor, Inc. (October 2002 - merged into ING Funds Distributor,
  LLC)
  ING Funds Distributor, LLC (October 2002 - formed)
  ING Pilgrim Securities, Inc. (September 2000 - name changed from Pilgrim Securities, Inc.)
  Northstar Distributors Inc. (November 1999 - merged into Pilgrim Securities, Inc.)
  Pilgrim Securities, Inc. (October 1998 - name changed from Pilgrim America Securities, Inc.)
  Pilgrim America Securities, Inc. (April 1995 - name changed from Newco Distributors Corporation)
  Newco Distributors Corporation (December 1994 -incorporated)

ING ADVISORS, INC. (MARCH 2002 - NAME CHANGED FROM ING PILGRIM ADVISORS, INC.)
  ING Pilgrim Advisors, Inc. (March 2001 - name changed from ING Lexington
    Management Corporation)
  ING Lexington Management Corporation (October 2000 - name changed from
    Lexington Management Corporation)
  Lexington Management Corporation (December 1996 - incorporated)

ING FUNDS SERVICES, LLC (MARCH 2002 - NAME CHANGED FROM ING PILGRIM GROUP, LLC)
  ING Pilgrim Group, Inc. (February 2001 - merged into Pilgrim Group LLC)
  ING Pilgrim Group, LLC (February 2001 - formed)
  ING Pilgrim Group, Inc. (September 2000 - name changed from Pilgrim Group,
  Inc.)
  Lexington Global Asset Managers, Inc. (July 2000 - merged into Pilgrim Group, Inc.)
  Northstar Administrators, Inc. (November 1999 - merged into Pilgrim Group,
  Inc.)
  Pilgrim Group, Inc. (October 1998 - name changed from Pilgrim American Group, Inc.)
  Pilgrim America Group, Inc. (April 1995 - name changed from Newco Holdings Management Corporation)
  Newco Holdings Management Corporation (December 1994 - incorporated)

ING CAPITAL CORPORATION, LLC (MARCH 2002 - NAME CHANGED FROM ING PILGRIM CAPITAL CORPORATION, LLC)
  ING Pilgrim Capital Corporation (February 2001 - merged into ING Pilgrim Capital Corporation, LLC)
  ING Pilgrim Capital Corporation, LLC (February 2001 - formed)
  ING Pilgrim Capital Corporation (September 2000 - name changed from Pilgrim Capital Corporation)
  Pilgrim Capital Corporation (February 2000 - name changed from Pilgrim Holdings Corporation)
  Pilgrim Holdings Corporation (October 1999 - name changed from Northstar Holdings, Inc.)
  Northstar Holdings, Inc. (October 1999 - merged into Pilgrim Capital Corporation)
  Pilgrim Capital Corporation (June 1999 - name changed from Pilgrim America Capital Corporation)
  Pilgrim Capital Corporation (June 1999 - merged into Pilgrim America Capital Corporation)
  Pilgrim America Capital Corporation (April 1997 - incorporated)

ING QUANTITATIVE MANAGEMENT, INC. (SEPTEMBER 2002 - DISSOLVED)
  ING Quantitative Management, Inc. (March 2002 - name changed from ING Pilgrim
    Quantitative Management, Inc.)
  ING Pilgrim Quantitative Management, Inc. (March 2001 - name changed from
    Market Systems Research Advisors)
  Market Systems Research Advisors, Inc. (November 1986 - incorporated)

SHARE OWNERSHIP POLICY

     In order to further align the interests of the Independent Trustees with shareholders, it is their policy to own beneficially, shares of one or more funds managed by ING entities at all times. For this purpose, beneficial ownership of Portfolio shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Portfolio.

     Under this Policy, the initial value of investments in the Trust that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Portfolio's investments will not cause a Trustee to have to make any additional investments under this Policy.

TRUSTEES' PORTFOLIO EQUITY OWNERSHIP POSITIONS

Each of the current Trustees' ownership interest in the Trust, as of December 31, 2003, is set forth below:


                                                                              AGGREGATE DOLLAR RANGE OF EQUITY
                                                                              SECURITIES IN ALL REGISTERED
                                                                              INVESTMENT COMPANIES OVERSEEN BY
                                DOLLAR RANGE OF                               TRUSTEE IN FAMILY OF INVESTMENT
NAME OF TRUSTEE                 EQUITY SECURITIES IN TRUST                    COMPANIES
-----------------------------   ------------------------------------------    ---------------------------------
Paul S. Doherty*                None                                          Over $___
J. Michael Earley               Marsico Growth -- $____                       $___
                                MFS Mid Cap Growth -- $___
                                     Capital Guardian Small Cap
                                      -- $----
R. Barbara Gitenstein           Janus Special Equity Portfolio -- $$___       $___

Walter H. May*                  None                                          $___
Thomas J. McInerney*            None                                          None
Jock Patton*                    None                                          $___
David W.C. Putnam*              None                                          $___
Blaine E. Rieke*                None                                          $___
John G. Turner*                 None                                          None
Roger B. Vincent                T. Rowe Price Capital Appreciation -- $$___   $___
                                Van Kampen Growth and Income
                                    -- $---
                                Capital Guardian Small Cap
                                    -- $$---
Richard A. Wedemeyer*           None                                          $___



*    Appointed as Trustee on February 1, 2002.


BOARD                                                                 COMMITTEES


VALUATION AND PROXY VOTING COMMITTEE. As of July 10, 2003, the name of the committee changed from the Valuation Committee to the Valuation and Proxy Voting Committee. The Committee's function is to review the determination of the value of securities held by the Portfolios for which market quotations are not available and, beginning in July 2003, oversee management's administration of proxy voting. The Valuation and Proxy Voting

Committee currently consists of five (5) Independent Trustees: Jock Patton, Walter H. May, Paul Doherty, Richard A Wedemeyer, and R. Barbara Gitenstein. Mr. Patton serves as Chairman of the Committee. During the fiscal year ended December 31, 2003, the Valuation Committee held four (4) meetings.

     EXECUTIVE COMMITTEE. The Board has established an Executive Committee whose function is to act for the full Board if necessary in the event that Board action is needed between regularly scheduled Board meetings. The Executive Committee currently consists of two (2) Independent Trustees and two (2) Trustees who are "interested persons," as defined in the 1940 Act: John G. Turner, Walter H. May, Thomas J. McInerney and Jock Patton. Mr. Turner serves as Chairman of the Committee. During the fiscal year ended December 31, 2003, the Executive Committee held two (2) meetings.

     NOMINATING COMMITTEE. The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Nominating Committee consists of Walter H. May, Paul S. Doherty, R. Barbara Gitenstein and Richard A. Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. During the fiscal year ended December 31, 2003, the Nominating Committee held zero (0) meetings.

     AUDIT COMMITTEE. The Board has established an Audit Committee, composed entirely of Independent Trustees. The Audit Committee consists of Blaine E. Rieke, David W.C. Putnum, J. Michael Earley, and Roger B. Vincent. Mr. Earley serves as Chairman of the Committee. The Audit Committee reviews the financial reporting process, the Trust's systems of internal control, the audit process, and the Trust's processes for monitoring compliance with investment restrictions and applicable laws. The Audit Committee recommends to the Board the appointment of auditors for the Trust. In such capacity, it reviews audit plans, fees and other material arrangements with respect to the engagement of auditors, including non-audit services to be performed. It also reviews the qualifications of key personnel involved in the foregoing activities. During the fiscal year ended December 31, 2003, the Audit Committee held four (4) meetings.

     INVESTMENT REVIEW COMMITTEES. On February 25, 2003, the Board established two (2) Investment Review Committees: the Domestic Equity and the International Equity and Fixed Income Funds Investment Review Committees. The purpose of these committees is to provide a committee structure that can effectively provide oversight of investment activities of the mutual fund portfolios. The Domestic Equity Investment Review Committee consists of J. Michael Earley,
David W.C. Putnam, Blaine E. Rieke, John G. Turner, and Roger B. Vincent. The International Equity and Fixed Income Funds Investment Review Committee consists of five (5) Independent Trustees and one (1) Trustee who is an "interested person" as defined in the 1940 Act: Paul S. Doherty, R. Barbara Gitenstein, Walter May, Thomas J. McInerney, Jock Patton, and Richard A. Wedemeyer.
Mr. Wedemeyer serves as Chairman of the Committee. During the fiscal year ended December 31, 2003, each Investment Review Committee (Domestic Equity and International Equity and Fixed Income Funds Committees held four (4) meetings.

     COMPLIANCE AND COORDINATION COMMITTEE. The Board has established a Qualified Legal Compliance Committee that will receive, retain, consider and act upon reports of evidence of possible material violations of applicable United States federal and state securities laws, breaches of fiduciary duty arising under United States federal or state law and similar violations of any United States federal or state law. The Committee currently consists of five Independent Trustees: Jock Patton, Walter May, J. Michael Earley,
John G. Turner, and Richard A. Wedemeyer. The Compliance and Coordination Committee meets only as needed and therefore did not hold any meetings during the fiscal year ended December 31, 2003.


FREQUENCY OF BOARD MEETINGS

     The Board currently conducts regular meetings four (4) times a year. The Audit and Valuation and Proxy Voting Committees also meet regularly four (4) times per year, respectively, and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.

COMPENSATION OF TRUSTEES

      Each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any committee attended. Each Independent Trustee is compensated for his or her services according to a fee schedule and receives a fee that consists of an annual retainer component and a meeting fee component.


     Prior to February 26, 2002, each Independent Trustee, and any Interested Trustee that is not an interested person of ING or DSI, received (i) an annual retainer of $20,000, payable in equal quarterly installments; (ii) $5,000 per meeting for each Board meeting attended in person; (iii) $1,000 for attendance in person at any committee meeting not held in conjunction with a regular Board Meeting or for any specially called telephonic meeting; (iv) $5,000 per annum for serving as a committee chairperson, paid in equal quarterly installments;
(v) $1,250 per meeting for attendance at a regular Board meeting by telephone;
(vi) $250 per meeting for attendance of a committee meeting not held in conjunction with a regular Board meeting by telephone; and (vii) reimbursement for out-of-pocket expenses. In addition, the Lead Trustee received an additional 50% of the regular retainer of $20,000 plus 50% of the full quarterly meeting fee of $20,000 plus 50% of $1,000 for attendance in person at any committee meeting not held in conjunction with a regular Board meeting or for any specially called telephonic meeting. The pro rata share paid by each Portfolio was based on the Portfolio's average net assets as a percentage of the average net assets of all the Portfolios for which the Trustees serve in common as trustees as of the date the payment is due. None of the Trustees of the Trust was entitled to receive pension or retirement benefits during the year ended December 31, 2003.


     Prior to January 1, 2003, each Portfolio of the Trust paid each Independent Trustee a pro rata share, as described below, of: (i) an annual retainer of $35,000 (Messrs. Patton and May, as lead directors, receive an annual retainer of $45,000); (ii) $5,500 for each in person meeting of the Board; (iii) $1,000 per attendance of any Committee meeting; (iv) $1,000 for attendance at any Special meeting; and (v) out-of-pocket expenses. The pro rata share paid by each Portfolio was based on each Portfolio's average net assets as a percentage of the average net assets of all the funds managed by DSI or its affiliate, ING Investments LLC, for which the Trustees serve in common as Directors/Trustees.

     Effective January 1, 2003, each Portfolio of the Trust pays each Independent Trustee a pro rata share, as described below, of: (i) an annual retainer of $40,000 per year (Messrs. May and Patton, as lead Trustees, receive an annual retainer of $55,000); (ii) $7,000 for each in-person meeting of the Board; (iii) $2,000 per attendance of a telephonic Board meeting; (iv) $2,000 per attendance of a committee meeting; (v) extra pay of $1,000 per meeting paid to committee chairmen; and (vii) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio's average net assets of all the funds managed by DSI or its affiliate, ING Investments LLC, for which the Trustees serve in common as Directors/Trustees.


     The following table sets forth information regarding compensation of Trustees by the Trust and other funds managed by DSI, investment adviser to the other portfolios of the Trust and an affiliate of the Investment Manager, for the fiscal year ended December 31, 2003. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by DSI or its affiliates.


                      AGGREGATE                     AGGREGATE                  AGGREGATE      AGGREGATE      AGGREGATE
                    COMPENSATION     AGGREGATE    COMPENSATION    AGGREGATE  COMPENSATION   COMPENSATION   COMPENSATION
                        FROM       COMPENSATION   FROM CAPITAL  COMPENSATION     FROM       FROM FMR(SM)     FROM VAN
     NAME OF           SALOMON     FROM UBS U.S. GUARDIAN SMALL  FROM PIMCO   DEVELOPING  DIVERSIFIED MID- KAMPEN EQUITY
PERSON, POSITION  BROTHERS ALL CAP   BALANCED          CAP        CORE BOND      WORLD           CAP          GROWTH
----------------  ---------------- ------------- -------------- ------------ ------------ ---------------- --------------
JOHN G. TURNER          --              --              --               --        --             --             --
TRUSTEE(4), (5)

THOMAS J.
MCINERNEY               --              --              --               --        --             --             --
TRUSTEE(4), (5)

                    AGGREGATE
                  COMPENSATION       AGGREGATE     AGGREGATE
                     FROM T.       COMPENSATION  COMPENSATION
                   ROWE PRICE      FROM JENNISON     FROM
     NAME OF         EQUITY           EQUITY     MERCURY FOCUS
PERSON, POSITION     INCOME        OPPORTUNITIES     VALUE
----------------- -------------    ------------- --------------
JOHN G. TURNER          --               --            --
TRUSTEE(4), (5)

THOMAS J.
MCINERNEY               --               --            --
TRUSTEE(4), (5)

                      AGGREGATE                     AGGREGATE                  AGGREGATE      AGGREGATE      AGGREGATE
                    COMPENSATION     AGGREGATE    COMPENSATION    AGGREGATE  COMPENSATION   COMPENSATION   COMPENSATION
                        FROM       COMPENSATION   FROM CAPITAL  COMPENSATION     FROM       FROM FMR(SM)     FROM VAN
     NAME OF           SALOMON     FROM UBS U.S. GUARDIAN SMALL  FROM PIMCO   DEVELOPING  DIVERSIFIED MID- KAMPEN EQUITY
PERSON, POSITION  BROTHERS ALL CAP   BALANCED          CAP        CORE BOND      WORLD           CAP          GROWTH
----------------  ---------------- ------------- -------------- ------------ ------------ ---------------- --------------
R. GLENN
HILLIARD
TRUSTEE(4),             --              --              --               --        --             --             --
(5), (6)

J. MICHAEL
EARLEY                 $__             $__             $__              $__       $__            $__            $__
TRUSTEE

R. BARBARA             $__             $__             $__              $__       $__            $__            $__
GITENSTEIN
TRUSTEE

ROGER B.               $__             $__             $__              $__       $__            $__            $__
VINCENT
Trustee(9)

PAUL S.                $__             $__             $__              $__       $__            $__            $__
DOHERTY
Trustee(4)

WALTER H. MAY          $__             $__             $__              $__       $__            $__            $__
TRUSTEE(4)

BLAINE E.              $__             $__             $__              $__       $__            $__            $__
RIEKE
Trustee(4), (8)

RICHARD A.             $__             $__             $__              $__       $__            $__            $__
WEDEMEYER
TRUSTEE(4)

JOCK PATTON            $__             $__             $__              $__       $__            $__            $__
TRUSTEE(4)

DAVID W.C.             $__             $__             $__              $__       $__            $__            $__
PUTNAM
TRUSTEE(4)

ROBERT A.               --              --              --               --        --             --             --
GRAYSON
TRUSTEE(7)

STANLEY B.
SEIDLER                 --              --              --               --        --             --             --
Trustee(7)

ELIZABETH J.
NEWELL                  --              --              --               --        --             --             --
TRUSTEE(7)

JOHN R.
BARMEYER                --              --              --               --        --             --             --
TRUSTEE(7)

ROBERT C.               --              --              --               --        --             --             --
SALIPANTE
TRUSTEE(5),
(7,) (10)

                    AGGREGATE
                  COMPENSATION       AGGREGATE     AGGREGATE
                     FROM T.       COMPENSATION  COMPENSATION
                   ROWE PRICE      FROM JENNISON     FROM
     NAME OF         EQUITY           EQUITY     MERCURY FOCUS
PERSON, POSITION     INCOME        OPPORTUNITIES     VALUE
----------------  ---------------  ------------- -------------
R. GLENN
HILLIARD
TRUSTEE(4),             --               --            --
(5), (6)

J. MICHAEL
EARLEY                 $__              $__           $__
TRUSTEE

R. BARBARA             $__              $__           $__
GITENSTEIN
TRUSTEE

ROGER B.               $__              $__           $__
VINCENT
Trustee(9)

PAUL S.                $__              $__           $__
DOHERTY
Trustee(4)

WALTER H. MAY          $__              $__           $__
TRUSTEE(4)

BLAINE E.              $__              $__           $__
RIEKE
Trustee(4), (8)

RICHARD A.             $__              $__           $__
WEDEMEYER
TRUSTEE(4)

JOCK PATTON            $__              $__           $__
TRUSTEE(4)

DAVID W.C.             $__              $__           $__
PUTNAM
TRUSTEE(4)

ROBERT A.               --               --            --
GRAYSON
TRUSTEE(7)

STANLEY B.
SEIDLER                 --               --            --
Trustee(7)

ELIZABETH J.
NEWELL                  --               --            --
TRUSTEE(7)

JOHN R.
BARMEYER                --               --            --
TRUSTEE(7)

ROBERT C.               --               --            --
SALIPANTE
TRUSTEE(5),
(7,) (10)



                                              AGGREGATE
                   AGGREGATE    AGGREGATE   COMPENSATION    AGGREGATE    AGGREGATE                               AGGREGATE
                  COMPENSATION COMPENSATION    FROM JP    COMPENSATION  COMPENSATION   AGGREGATE    AGGREGATE  COMPENSATION
                  FROM T. ROWE FROM MERCURY    MORGAN       FROM VAN        FROM     COMPENSATION COMPENSATION     FROM
    NAME OF      PRICE CAPITAL FUNDAMENTAL  FLEMING SMALL KAMPEN GLOBAL   MARSICO    FROM MFS MID     FROM      JULIUS BAER
PERSON, POSITION  APPRECIATION    GROWTH     CAP EQUITY     FRANCHISE      GROWTH     CAP GROWTH   HARD ASSETS  FOREIGN(12)
---------------- ------------- ------------ ------------- ------------- ------------ ------------ ------------ ------------
JOHN G. TURNER
TRUSTEE(4), (5)        --            --            --            --           --            --           --           --

THOMAS J.
MCINERNEY
TRUSTEE(4), (5)        --            --            --            --           --            --           --           --

R. GLENN
HILLIARD
TRUSTEE(4), (5),
(6)                    --            --            --            --           --            --           --           --

                                 AGGREGATE
                               COMPENSATION
                   AGGREGATE       FROM
                 COMPENSATION    SALOMON
    NAME OF           FROM       BROTHERS
PERSON, POSITION  INT'L EQUITY   INVESTORS
---------------- ------------- ------------
JOHN G. TURNER
TRUSTEE(4), (5)         --           --

THOMAS J.
MCINERNEY
TRUSTEE(4), (5)         --           --

R. GLENN
HILLIARD
TRUSTEE(4), (5),
(6)                     --           --

                                              AGGREGATE
                   AGGREGATE    AGGREGATE   COMPENSATION    AGGREGATE    AGGREGATE                               AGGREGATE
                  COMPENSATION COMPENSATION    FROM JP    COMPENSATION  COMPENSATION   AGGREGATE    AGGREGATE  COMPENSATION
                  FROM T. ROWE FROM MERCURY    MORGAN       FROM VAN        FROM     COMPENSATION COMPENSATION     FROM
    NAME OF      PRICE CAPITAL FUNDAMENTAL  FLEMING SMALL KAMPEN GLOBAL   MARSICO    FROM MFS MID     FROM      JULIUS BAER
PERSON, POSITION  APPRECIATION    GROWTH     CAP EQUITY     FRANCHISE      GROWTH     CAP GROWTH   HARD ASSETS  FOREIGN(12)
---------------- ------------- ------------ ------------- ------------- ------------ ------------ ------------ ------------
J. MICHAEL
EARLEY
TRUSTEE               $__           $__           $__           $__          $__           $__          $__          $__

R. BARBARA
GITENSTEIN
TRUSTEE               $__           $__           $__           $__          $__           $__          $__          $__

ROGER B.
VINCENT
TRUSTEE(9)            $__           $__           $__           $__          $__           $__          $__          $__

PAUL S.
DOHERTY
TRUSTEE(4)            $__           $__           $__           $__          $__           $__          $__          $__

WALTER H.
MAY TRUSTEE(4)        $__           $__           $__           $__          $__           $__          $__          $__

BLAINE E.
RIEKE  TRUSTEE
(4), (8)              $__           $__           $__           $__          $__           $__          $__          $__

RICHARD A.
WEDEMEYER
TRUSTEE(4)            $__           $__           $__           $__          $__           $__          $__          $__

JOCK PATTON
TRUSTEE(4)            $__           $__           $__           $__          $__           $__          $__          $__

DAVID W.C.
PUTNAM
TRUSTEE(4)            $__           $__           $__           $__          $__           $__          $__          $__

ROBERT A.
GRAYSON
TRUSTEE(7)            $__           $__           $__           $__          $__           $__          $__          $__

STANLEY B.
SEIDLER
TRUSTEE(7)             --            --            --            --           --            --           --           --

ELIZABETH J.
NEWELL
TRUSTEE(7)             --           --            --            --           --            --           --           --

JOHN R.
BARMEYER
TRUSTEE(7)             --           --            --            --           --            --           --           --

ROBERT C.
SALIPANTE
TRUSTEE(5),
(7), (10)              --           --            --            --           --            --           --           --

                                 AGGREGATE
                               COMPENSATION
                   AGGREGATE       FROM
                 COMPENSATION    SALOMON
    NAME OF           FROM       BROTHERS
PERSON, POSITION  INT'L EQUITY   INVESTORS
---------------- ------------- ------------
J. MICHAEL
EARLEY
TRUSTEE                $__          $__

R. BARBARA
GITENSTEIN
TRUSTEE                $__          $__

ROGER B.
VINCENT
TRUSTEE(9)             $__          $__

PAUL S.
DOHERTY
TRUSTEE(4)             $__          $__

WALTER H.
MAY TRUSTEE(4)         $__          $__

BLAINE E.
RIEKE  TRUSTEE
(4), (8)               $__          $__

RICHARD A.
WEDEMEYER
TRUSTEE(4)             $__          $__

JOCK PATTON
TRUSTEE(4)             $__          $__

DAVID W.C.
PUTNAM
TRUSTEE(4)             $__          $__

ROBERT A.
GRAYSON
TRUSTEE(7)             $__          $__

STANLEY B.
SEIDLER
TRUSTEE(7)              --           --

ELIZABETH J.
NEWELL
TRUSTEE(7)              --           --

JOHN R.
BARMEYER
TRUSTEE(7)              --           --

ROBERT C.
SALIPANTE
TRUSTEE(5),
(7), (10)               --           --



                               AGGREGATE
                  AGGREGATE   COMPENSATION                   AGGREGATE      AGGREGATE                 AGGREGATE    AGGREGATE
                 COMPENSATION FROM CAPITAL   AGGREGATE     COMPENSATION   COMPENSATION   AGGREGATE   COMPENSATION COMPENSATION
                     FROM       GUARDIAN    COMPENSATION       FROM           FROM     COMPENSATION      FROM         FROM
    NAME OF       LEGG MASIN   LARGE CAP    FROM LIMITED CAPITAL GUARDIAN  VAN KAMPEN      FROM     JANUS SPECIAL AIM MID CAP
PERSON, POSITION  VALUE(13)      VALUE     MATURITY BOND  MANAGED GLOBAL   REAL ESTATE MFS RESEARCH     EQUITY       GROWTH
---------------- ------------ ------------ ------------- ---------------- ------------ ------------ ------------- ------------
JOHN G.
TURNER
Trustee(4), (5)       --           --            --             --              --          --            --            --

THOMAS J.
MCINERNEY
TRUSTEE(4), (5)       --           --            --             --              --          --            --            --

R. GLENN
HILLIARD
TRUSTEE(4),
(5), (6)              --           --            --             --              --          --            --            --

J. MICHAEL
EARLEY
TRUSTEE              $__          $__           $__            $__             $__         $__           $__           $__

R. BARBARA
GITENSTEIN
TRUSTEE              $__          $__           $__            $__             $__         $__           $__           $__

                                 AGGREGATE
                   AGGREGATE    COMPENSATION                     AGGREGATE         AGGREGATE
                  COMPENSATION  FROM CAPITAL    AGGREGATE      COMPENSATION      COMPENSATION    AGGREGATE
    NAME OF          FROM         GUARDIAN    COMPENSATION         FROM             FROM        COMPENSATION
    PERSON,        LEGG MASIN    LARGE CAP    FROM LIMITED   CAPITAL GUARDIAN  VAN KAMPEN REAL     FROM
   POSITION         VALUE(13)       VALUE     MATURITY BOND    MANAGED GLOBAL    REAL ESTATE    MFS RESEARCH
----------------  ------------  ------------  -------------  ----------------  ---------------  ------------
ROGER B.
VINCENT
TRUSTEE(9)             $__           $__           $__             $__               $__            $__

PAUL S.
DOHERTY
TRUSTEE(4)             $__           $__           $__             $__               $__            $__

WALTER H. MAY
TRUSTEE(4)             $__           $__           $__             $__               $__            $__

BLAINE E.
RIEKE
TRUSTEE(4), (8)        $__           $__           $__             $__               $__            $__

RICHARD A.
WEDEMEYER
TRUSTEE(4)             $__           $__           $__             $__               $__            $__

JOCK PATTON
TRUSTEE(4)             $__           $__           $__             $__               $__            $__

DAVID W.C.
PUTNAM
TRUSTEE(4)             $__           $__           $__             $__               $__            $__

ROBERT A.
GRAYSON
TRUSTEE(7)              --            --            --              --                --             --

STANLEY B.
SEIDLER
TRUSTEE(7)              --            --            --              --                --             --

ELIZABETH J.
NEWELL
TRUSTEE(7)              --            --            --              --                --             --

JOHN R.
BARMEYER
TRUSTEE(7)              --            --            --              --                --             --

ROBERT C.
SALIPANTE
TRUSTEE(5),
(7),(10)                --            --            --              --                --             --

                    AGGREGATE     AGGREGATE
                  COMPENSATION   COMPENSATION
    NAME OF           FROM          FROM
    PERSON,       JANUS SPECIAL  AIM MID CAP
   POSITION          EQUITY        GROWTH
----------------  -------------  ------------
ROGER B.
VINCENT
TRUSTEE(9)             $__           $__

PAUL S.
DOHERTY
TRUSTEE(4)             $__           $__

WALTER H. MAY
TRUSTEE(4)

BLAINE E.              $__           $__
RIEKE
TRUSTEE(4), (8)

RICHARD A.             $__           $__
WEDEMEYER
TRUSTEE(4)

JOCK PATTON            $__           $__
TRUSTEE(4)

DAVID W.C.
PUTNAM                 $__           $__
TRUSTEE(4)

ROBERT A.
GRAYSON
TRUSTEE(7)             --             --

STANLEY B.
SEIDLER
TRUSTEE(7)             --             --

ELIZABETH J.
NEWELL
TRUSTEE(7)             --             --

JOHN R.
BARMEYER
TRUSTEE(7)             --             --

ROBERT C.
SALIPANTE
TRUSTEE(5),
(7),(10)               --             --



                                  AGGREGATE                                                                        AGGREGATE
                                 COMPENSATI    AGGREGATE                  AGGREGATE   PENSION OR                   COMPENSAT
                                    ON        COMPENSATI                 COMPENSATI   RETIREMENT                   ION FROM
                   AGGREGATE    FROM EAGLE      ON FROM     AGGREGATE      ON FROM     BENEFITS     ESTIMATED        ING
                  COMPENSATION     ASSET         VAN        COMPENSATI    GOLDMAN      ACCRUED        ANNUAL       AMERICAN
                     FROM          CAPITAL      KAMPEN       ON FROM        SACHS     AS PART OF    BENEFITS        FUNDS
     NAME OF       MFS TOTAL    APPRECIATION  GROWTH AND   ALLIANCE MID   INTERNET       FUND        UPON           GROWTH
PERSON, POSITION    RETURN         (14)         INCOME     CAP GROWTH    TOLLKEEPER    EXPENSES   RETIREMENT(1)  PORTFOLIO(11)
----------------  ----------    ------------  ----------   ------------  ----------   ----------  -------------  -------------
JOHN G. TURNER
TRUSTEE(4), (5)       --              --           --           --            --          --            --             --

THOMAS J.
MCINERNEY
TRUSTEE(4), (5)       --              --           --           --            --          --            --             --

R. GLENN
HILLIARD
TRUSTEE(4),
(5), (6)              --              --           --           --            --          --            --             --

J. MICHAEL
EARLEY
TRUSTEE              $__             $__          $__          $__           $__         $__           $__            $__

R. BARBARA
GITENSTEIN
TRUSTEE              $__             $__          $__          $__           $__         $__           $__            $__

ROBERT C.
SALIPANTE
TRUSTEE(5),
(7), (10)            $__             $__          $__          $__           $__         $__           $__            $__

                                                    TOTAL
                                                 COMPENSATI
                    AGGREGATE      AGGREGATE         ON
                    COMPENSAT       COMPENSA        FROM
                    ION FROM       TION FROM      REGISTRANT
                      ING          AMERICAN       AND FUND
                   AMERICAN          FUNDS          COMPLEX
                    FUNDS           GROWTH-          PAID
     NAME OF        INTER'L         INCOME       TO TRUSTEES(2),
PERSON, POSITION  PORTFOLIO(11)  PORTFOLIO(11)       (3)
----------------  -------------  -------------   ---------------
JOHN G. TURNER
TRUSTEE(4), (5)         --             --              --

THOMAS J.
MCINERNEY
TRUSTEE(4), (5)         --             --              --

R. GLENN
HILLIARD
TRUSTEE(4),
(5), (6)                --             --              --

J. MICHAEL
EARLEY
TRUSTEE                $__            $__             $__

R. BARBARA
GITENSTEIN
TRUSTEE                $__            $__             $__

ROBERT C.
SALIPANTE
TRUSTEE(5),
(7), (10)               $__            $__             $__

                                  AGGREGATE                                                                        AGGREGATE
                                 COMPENSATI    AGGREGATE                  AGGREGATE   PENSION OR                   COMPENSAT
                                    ON        COMPENSATI                 COMPENSATI   RETIREMENT                   ION FROM
                   AGGREGATE    FROM EAGLE      ON FROM     AGGREGATE      ON FROM     BENEFITS     ESTIMATED        ING
                  COMPENSATION     ASSET         VAN        COMPENSATI    GOLDMAN      ACCRUED        ANNUAL       AMERICAN
                     FROM          CAPITAL      KAMPEN       ON FROM        SACHS     AS PART OF    BENEFITS        FUNDS
     NAME OF       MFS TOTAL    APPRECIATION  GROWTH AND   ALLIANCE MID   INTERNET       FUND        UPON           GROWTH
PERSON, POSITION    RETURN         (14)         INCOME     CAP GROWTH    TOLLKEEPER    EXPENSES   RETIREMENT(1)  PORTFOLIO(11)
----------------  ----------    ------------  ----------   ------------  ----------   ----------  -------------  -------------
PAUL S.
DOHERTY
TRUSTEE(4)           $__             $__          $__          $__           $__         $__           $__            $__

WALTER H. MAY
TRUSTEE(4)           $__             $__          $__          $__           $__         $__           $__            $__

BLAINE E.
RIEKE
TRUSTEE(4), (8)      $__             $__          $__          $__           $__         $__           $__            $__

RICHARD A.
WEDEMEYER
TRUSTEE(4)           $__             $__          $__          $__           $__         $__           $__            $__

JOCK PATTON
TRUSTEE(4)           $__             $__          $__          $__           $__         $__           $__            $__

DAVID W.C.
PUTNAM
TRUSTEE(4)           $__             $__          $__          $__           $__         $__           $__            $__

ROBERT A.
GRAYSON
TRUSTEE(7)            --              --           --           --            --          --            --             --

STANLEY B.
SEIDLER
TRUSTEE(7)            --              --           --           --            --          --            --             --

ELIZABETH J.
NEWELL
TRUSTEE(7)            --              --           --           --            --          --            --             --

JOHN R.
BARMEYER
TRUSTEE(7)            --              --           --           --            --          --            --             --

ROBERT C.
SALIPANTE
TRUSTEE(5),
(7), (10)             --              --           --           --            --          --            --             --

                     AGGREGATE      AGGREGATE         ON
                    COMPENSAT       COMPENSA        FROM
                    ION FROM       TION FROM      REGISTRANT
                      ING          AMERICAN       AND FUND
                   AMERICAN          FUNDS          COMPLEX
                    FUNDS           GROWTH-          PAID
     NAME OF        INTER'L         INCOME       TO TRUSTEES(2),
PERSON, POSITION  PORTFOLIO(11)  PORTFOLIO(11)       (3)
----------------  -------------  -------------   ---------------
PAUL S.
DOHERTY
TRUSTEE(4)             $__            $__             $__

WALTER H. MAY
TRUSTEE(4)             $__            $__             $__

BLAINE E.
RIEKE
TRUSTEE(4), (8)        $__            $__             $__

RICHARD A.
WEDEMEYER
TRUSTEE(4)             $__            $__             $__

JOCK PATTON
TRUSTEE(4)             $__            $__             $__

DAVID W.C.
PUTNAM
TRUSTEE(4)             $__            $__             $__

ROBERT A.
GRAYSON
TRUSTEE(7)              --             --              --

STANLEY B.
SEIDLER
TRUSTEE(7)              --             --              --

ELIZABETH J.
NEWELL
TRUSTEE(7)              --             --              --

JOHN R.
BARMEYER
TRUSTEE(7)              --             --              --

ROBERT C.
SALIPANTE
TRUSTEE(5),
(7), (10)               --             --              --



1 The Board has adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the Trust at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.

2 Represents compensation for ___ funds (total in complex as of December 31, 2003).

3 Director/Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

4    Appointed as Trustee on February 1, 2002.

5 "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of DSI, the manager and distributor to the Trust. Officers and Trustees who are interested persons of ING or the Manager do not receive any compensation from the Portfolio.

6    Resigned as a Trustee effective April 30, 2003.

7    Resigned as a Trustee effective February 26, 2002.

8 Mr. Reike may be deemed to be an "interested person" of the Trust, as defined in the 1940 Act, because a family member is an employee of Goldman, Sachs & Co., the parent company of a Portfolio Manager to one of the Portfolios. For a period of time prior to May 1, 2003, Mr. Rieke may have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Internet Tollkeeper Portfolio of the Trust, due to a family member's employment by the Portfolio Manager of that Portfolio.

9 Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares. The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract, owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings. Mr. Vincent was the beneficial owner of 200 shares of Goldman, Sachs & Co., the parent company of the Portfolio Manager of the Goldman Sachs Internet TollkeeperSM Portfolio of the Trust, from December 2002 through February 2003. These shares were acquired by an account that Mr. Vincent does not directly manage, and he disposed of the shares upon learning that they were held in his account. Mr. Vincent may technically have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Internet TollkeeperSM Portfolio and of the Trust during this period.

10 Did not stand for re-election as Trustee and stepped down from the Board as of February 26, 2002.

11   Commenced operations on September 2, 2003.

12 On September 2, 2003, ING JPMorgan Fleming International Enhanced EAFE Portfolio became ING Julius Baer Foreign Portfolio

13 As of May 1, 2003, ING Janus Growth and Income Portfolio became the ING Legg Mason Value Portfolio.

14 As of May 1, 2003, ING Eagle Asset Value Equity became the ING Eagle Asset Capital Appreciation Portfolio.

OWNERSHIP OF SHARES

     The following table describes Mr. Vincent's beneficial ownership of equity securities of Goldman, Sachs & Co. as of December 31, 2002. Goldman Sachs & Co. Asset Management, was a portfolio manager of a series of the Trust. Effective May 1, 2003, Goldman Sachs & Co., was reorganized as the parent company to such portfolio manager, which became a wholly-owned subsidiary of Goldman, Sachs & Co.. Mr. Vincent's beneficial ownership of these shares was divested subsequent to December 31, 2002.



                                                                        VALUE OF
  NAME OF TRUSTEE         COMPANY               TITLE OF CLASS         SECURITIES    PERCENT OF CLASS
-------------------- --------------------- ------------------------ ---------------- ----------------
  Roger P. Vincent    Goldman, Sachs & Co.     Common                   $  13,620*     LESS THAN 1%



     * As of December 31, 2002.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

     Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of the company. A control person may be able to take actions regarding its Portfolio without the consent or approval of other shareholders.

     As of December 31, 2003, none of the Independent Trustees or their immediate family members owned beneficially or of record securities in DSI or ING Groep, N.V. ("ING") or any affiliated companies of DSI or ING, except as described above. In addition, none of the Independent Trustees or their immediate family members had a direct or indirect material interest in DSI or ING or any affiliated companies of DSI or ING.

     Shares of the Portfolios may be offered to insurance companies as depositors of separate accounts, which are used to fund variable annuity contracts ("VA Contracts") and variable life insurance contracts ("VLI Contracts") and to investment advisers and their affiliates. Golden American Life Insurance Company may be deemed a control person of certain series of the Trust in that certain of its separate accounts hold more than 25% of the shares of these series.



                                                                   GOLDEN AMERICAN LIFE
                                                                   INSURANCE CO.
------------------------------------------------------------------ --------------------
ING American Funds Growth Portfolio                                ___%
ING American Funds International Portfolio                         ___%
ING American Funds Growth-Income Portfolio                         ___%

   As of March 31, 2004, the following owned of record or, to the knowledge of the Trust, beneficially owned more than 5% or more of the outstanding shares of:



                                         GOLDEN AMERICAN LIFE     GOLDEN AMERICAN LIFE INSURANCE CO. SEED SHARES
                                         INSURANCE CO.            1475 DUNWOODY DRIVE
                                         1475 DUNWOODY DRIVE,     WEST CHESTER, PA 19380
                                         WEST CHESTER, PA
                PORTFOLIO                19380
   ING American Funds Growth Portfolio            __%                             __%
                                                  __%                             __%

   ING American Funds International               __%                             __%
   Portfolio                                      __%                             __%

   ING American Funds Growth-Income               __%                             __%
   Portfolio                                      __%                             __%



   The Trust has no knowledge of any other owners of record of 5% or more of outstanding shares of a Portfolio.

   To the knowledge of management, the Trustees and Officers of the Trust as a group owned less than 1% of the outstanding shares of any Portfolio of the Trust as of March 31, 2004.


THE INVESTMENT MANAGER TO THE PORTFOLIOS

     The investment adviser for the Portfolios is ING Investments, LLC ("Investment Manager" or "ING Investments") which is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. The Investment Manager, subject to the authority of the Trustees of the Portfolios, has the overall responsibility for the management of each Portfolio's portfolio. The Investment Manager is a direct, wholly owned subsidiary of ING Groep N.V. (NYSE: ING) ("ING Groep N.V."). ING Groep N.V. is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

     On February 26, 2001, the name of the Investment Manager changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the Investment Manager was changed from "ING Pilgrim Investments, LLC," to "ING Investments, LLC."

     The Trust currently offers the shares of its operating Portfolios to, among others, separate accounts of Golden American Life Insurance Company ("Golden American") to serve as the investment medium for Variable Contracts issued by Golden American. DSI is the principal underwriter and distributor of the Variable Contracts issued by Golden American. Golden American is a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American is a wholly owned subsidiary of Equitable of Iowa. The Trust may in the future offer shares of the Portfolios to separate accounts of other affiliated insurance companies.

     The Investment Manager serves pursuant to a Investment Management Agreement between the Investment Manager and the Portfolios. The Investment Management Agreement requires the Investment Manager to oversee the provision of all investment advisory and portfolio management services for each Portfolio, respectively.

     The Trust and the Investment Manager have received an exemptive order from the SEC that allows the Investment Manager to enter into new investment sub-advisory contracts ("Portfolio Management Agreements") and to make material changes to Portfolio Management Agreements with the approval of the Board, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of Interested Trustees) of the Trust must approve any new or amended Portfolio Management Agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of variable contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change. The Investment Manager remains responsible for providing general management services to each of the Portfolios, including overall supervisory responsibility for the general management and investment of each Portfolio's assets, and, subject to the review and approval of the Board, will among other things: (i) set each Portfolio's overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of a Portfolio's assets; (iii) when appropriate, allocate and reallocate a Portfolio's assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the relevant Portfolio's investment objectives, policies and restrictions.

     The Investment Management Agreement requires the Investment Manager to provide, subject to the supervision of the Board, investment advice and investment services to the Portfolios and to furnish advice and recommendations with respect to investment of each Portfolio's assets and the purchase or sale of its portfolio securities. The Investment Manager also provides investment research and analysis. The Investment Management Agreement provides that the Investment Manager is not subject to liability to the Portfolio for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Agreement.

     After an initial two-year term, the Investment Management Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a "majority" (as defined in the 1940 Act) of the Portfolio's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager by vote cast in person at a meeting called for the purpose of voting on such approval.

     In connection with their deliberations relating to the Portfolios' Investment Management Agreement, the Board, including the Independent Trustees, considered information that had been provided by ING Investments. In considering the Investment Management Agreement, the Board considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board in reviewing the Investment Management Agreement included, but were not limited to, the following: (1) the Investment Manager's willingness to receive fees only if the Portfolios no longer are invested in the Master Funds and that there would be no duplication of fees at the master and feeder level; (2) the nature and quality of the services to be provided by the Investment Manager to the Funds; (3) the fairness of the compensation under the Management Agreement in light of the services provided to the Funds; (4) the profitability to the Investment Manager from the Management Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources that would be used by the Investment Manager in managing the Portfolios; (6)the expenses borne by the Portfolios and a comparison of each Portfolio's fees and expenses to those of a peer group of funds; and (7) the Investment Manager's compliance capabilities and efforts on behalf of each Portfolio. In considering the Investment Management Agreement, the Board, including the Independent Trustees, did not identity any single factor as all-important or controlling.

     In reviewing the terms of the Investment Management Agreement and in discussions with the Investment Manager concerning such Investment Management Agreements, the Independent Trustees were represented by independent legal counsel. Based upon its review, the Board has determined that the Investment Management Agreement is in the best interests of the Portfolios and their shareholders and that the advisory fees are fair and reasonable. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of each Portfolio, including the unanimous vote of the Independent Trustees, approved the Investment Management Agreement.

     The Investment Management Agreement may be terminated as to a particular Portfolio at any time on sixty (60) days' written notice, without the payment of a penalty, by the Trust (by vote of a majority of the Board or by a vote of a majority of the outstanding voting securities of such Portfolio) or by the Investment Manager. The Investment Management Agreement will automatically and immediately terminate in the event of its "assignment" (as defined in the 1940 Act and the rules and regulations thereunder). As of March 31, 2004 ING Investments had assets under management of over $36.6 billion.


     Under the terms of the Investment Management Agreement, during periods when the Portfolios invest directly in investment securities each Portfolio pays the Investment Manager a monthly fee in arrears equal to the following as a percentage of the Portfolio's average daily net assets during the month, as set out below.


PORTFOLIO                ANNUAL INVESTMENT MANAGER FEE
ING American Funds       If the Portfolio has not invested all or substantially
Growth Portfolio         all of its assets in another investment company:
                         0.50% of the first $600 million of net assets;
                         plus 0.45% on net assets greater than $600 million but
                         not exceeding $1.0 billion;
                         plus 0.42% on net assets greater than $1.0 billion but
                         not exceeding $2.0 billion;
                         plus 0.37% on net assets greater than $2.0 billion but
                         not exceeding $3.0 billion;
                         plus 0.35% on net assets greater than $3.0 billion but
                         not exceeding $5.0 billion;
                         plus 0.33% on net assets greater than $5.0 billion but
                         not exceeding $8.0 billion;
                         plus 0.315% on net assets greater than $8.0 billion but
                         not exceeding $13.0 billion;
                         plus 0.30% on net assets in excess of $13.0  billion;
                         and
                         0.00% if the Portfolio invests all or substantially
                         all of its assets in another investment company.

ING American Funds       If the Portfolio has not invested all or substantially
International Portfolio  all of its assets in another investment company:
                         0.69% of the first $500 million of net assets;

                         plus 0.59% on net assets greater than $500 million but not exceeding $1.0 billion;
                         plus 0.53% on net assets greater than $1.0 billion but not exceeding $1.5 billion;
                         plus 0.50% on net assets greater than $1.5 billion but not exceeding $2.5 billion;
                         plus 0.48% on net assets greater than $2.5 billion but not exceeding $4.0 billion;
                         plus 0.47% on net assets greater than $4.0 billion but not exceeding $6.5 billion;
                         plus 0.46% on net assets greater than $6.5 billion but not exceeding $10.5 billion;

PORTFOLIO                ANNUAL INVESTMENT MANAGER FEE
                         plus 0.45% on net assets in excess of $10.5 billion;
                         and
                         0.00% if the Portfolio invests all or substantially all
                         of its assets in another investment company.

ING American Funds       If the Portfolio has not invested all or substantially
Growth-Income            all of its assets in another investment company:
Portfolio                0.50% of the first $600 million of net assets;
                         plus 0.45% on net assets greater than $600 million but
                         not exceeding $1.5 billion;
                         plus 0.40% on net assets greater than $1.5 billion but
                         not exceeding $2.5 billion;
                         plus 0.32% on net assets greater than $2.5 billion but
                         not exceeding $4.0 billion;
                         plus 0.285% on net assets greater than $4.0 billion but
                         not exceeding $6.5 billion;
                         plus 0.256% on net assets greater than $6.5 billion but
                         not exceeding $10.5 billion;
                         plus 0.242% on net assets in excess of $10.5 billion;
                         and
                         0.00% if the Portfolio invests all or substantially
                         all of its assets in another investment company.


Each Portfolio anticipates investing substantially all of its assets in another investment company.

INVESTMENT ADVISER TO THE MASTER FUNDS

     The investment adviser to the Master Funds, Capital Research and Management Company ("CRMC"), founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. CRMC is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. CRMC's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. CRMC believes that it is able to attract and retain quality personnel. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.

     CRMC is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


     As of March 31, 2004, CRMC managed more than $500 billion in assets.


     INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the Master Series and CRMC will continue in effect until December 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities, and (ii) the vote of a majority of trustees of the Master Series who are not parties to the Agreement or interested persons (as defined in the 1940
Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that CRMC has no liability to the Series for its acts or omissions in the performance of its obligations to the Master Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of their assignment (as defined in the 1940 Act).


     As compensation for its services, CRMC receives a monthly fee paid which is accrued daily, from each Master Portfolio, and indirectly from each Feeder Portfolio as a shareholder in its corresponding Master Fund, calculated at the annual rates of:


          MASTER FUND         ANNUAL INVESTMENT ADVISORY FEE
          -----------         ------------------------------
                       0.50% of the first $600 million of net assets;
Growth Fund            plus 0.45% on net assets greater than $600 million but
                       not exceeding $1.0 billion;
                       plus 0.42% on net assets greater than $1.0 billion but
                       not exceeding $2.0 billion;
                       plus 0.37% on net assets greater than $2.0 billion but
                       not exceeding $3.0 billion;
                       plus 0.35% on net assets greater than $3.0 billion but
                       not exceeding $5.0 billion;
                       plus 0.33% on net assets greater than $5.0 billion but
                       not exceeding $8.0 billion;
                       plus 0.315% on net assets greater than $8.0 billion but
                       not exceeding $13.0 billion;
                       plus 0.30% on net assets in excess of $13.0 billion.

International Fund     0.69% of the first $500 million of net assets;
                       plus 0.59% on net assets greater than $500 million but
                       not exceeding $1.0 billion;
                       plus 0.53% on net assets greater than $1.0 billion but
                       not exceeding $1.5 billion;
                       plus 0.50% on net assets greater than $1.5 billion but
                       not exceeding $2.5 billion;
                       plus 0.48% on net assets greater than $2.5 billion but
                       not exceeding $4.0 billion;
                       plus 0.47% on net assets greater than $4.0 billion but
                       not exceeding $6.5 billion;
                       plus 0.46% on net assets greater than $6.5 billion but
                       not exceeding $10.5 billion;
                       plus 0.45% on net assets in excess of $10.5 billion.

          MASTER FUND         ANNUAL INVESTMENT ADVISORY FEE
          -----------         ------------------------------
Growth-Income Fund     0.50% of the first $600 million of net assets;
                       plus 0.45% on net assets greater than $600 million but
                       not exceeding $1.5 billion;
                       plus 0.40% on net assets greater than $1.5 billion but
                       not exceeding $2.5 billion;
                       plus 0.32% on net assets greater than $2.5 billion but
                       not exceeding $4.0 billion;
                       plus 0.285% on net assets greater than $4.0 billion but
                       not exceeding $6.5 billion;
                       plus 0.256% on net assets greater than $6.5 billion but
                       not exceeding $10.5 billion;
                       plus 0.242% on net assets in excess of $10.5 billion.

     For more information regarding CRMC, the investment adviser to the Master Funds see the Master Funds' statement of additional information which is delivered together with this SAI.

ADMINISTRATION

     ING Funds Services, LLC ("ING Funds Services" or the "Administrator") serves as administrator for the Portfolios pursuant to the Administration Agreement. Its principal place of business is 7337 Doubletree Ranch Road, Scottsdale Arizona. Subject to the supervision of the Board, the Administrator provides all administrative services necessary for the operation of the Portfolios, except for those services performed by the Investment Manager under the Investment Management Agreement, the sub-adviser under the sub-advisory agreement, if applicable, the custodian for the Portfolios under the Custodian Agreement, the transfer agent under the Transfer Agency Agreement and such other service providers as may be retained by the Portfolios from time to time. The Administrator acts as a liaison among these service providers to the Portfolios. ING Funds Services also furnishes the Portfolios with adequate personnel, office space, communications facilities and other facilities necessary for the operation of the Portfolios. These services include preparation of annual and other reports to shareholders and to the SEC. ING Funds Services also handles the filing of federal, state and local income tax returns not being furnished by other service providers. The Administrator is also responsible for ensuring that the Portfolios operate in compliance with applicable legal requirements.

     The Administration Agreement with ING Funds Services may be cancelled by the Trust on behalf of a Portfolio, without payment of any penalty, by a vote of a majority of the Trustees upon sixty (60) days' written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty upon sixty (60) day's written notice to the Trust.

     During periods when the Portfolios invest directly in investment securities each Portfolio pays the Administrator an annual fee, payable monthly in arrears, equal to 0.10% of average daily net assets. Each Portfolio anticipates investing substantially all of its assets in another investment company. The Administrator is a wholly-owned subsidiary of ING Groep, N.V. and the immediate parent company of the Investment Manager.

DISTRIBUTOR; 12b-1 PLANS

DISTRIBUTOR

     Shares of each Portfolio are distributed by Directed Services, Inc. ("DSI" or the "Distributor") pursuant to a Distribution Agreement between the Trust, on behalf of each Portfolio, and DSI. DSI is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. The Distribution Agreement requires the Distributor to use its reasonable best efforts to solicit purchases of shares of the Portfolios. Nothing in the Distribution Agreement protects the Distributor against any liability to the Trust or its shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith or negligence in the performance of the Distributor's duties under the agreement or by reason of the Distributor's reckless disregard of its obligations and duties under the agreement. The Distributor is entitled to receive a fee described in any distribution plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

     The Distribution Agreement will remain in effect from year to year with respect to each Portfolio only if, after an initial term, continuance is approved annually by a majority of the Trustees, including a majority of those Trustees who are not interested persons (as defined in the 1940 Act) or by a vote of a majority of the outstanding voting securities of such Portfolio. The agreement may be terminated as to a particular Portfolio at any time on sixty
(60) days' written notice, without the payment of any penalty, by the Trust (by vote of a majority of the Board or by a vote of a majority of the outstanding voting securities of such Portfolio) or by the Distributor. The agreement terminates automatically in the event of its assignment as described in the 1940 Act and the rules and interpretations thereunder. DSI, like the Investment Manager, is an indirect wholly-owned subsidiary of ING Groep, N.V.

     RULE 12b-1 PLANS OF THE PORTFOLIOS

     The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act (the "Plan") on behalf of each Portfolio. DSI serves as the Portfolios' Distributor and Principal Underwriter. DSI's principal executive offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. DSI is not obligated to sell a specific amount of a Portfolio's shares. DSI is an affiliate of the ING Investments, LLC, the Investment Manager of the Portfolios.

     The Plan provides that the Portfolios shall pay a distribution fee (the "Distribution Fee"), for distribution services including payments to DSI at annual rates not to exceed 0.50% of the average daily net assets of such Portfolios for distribution services. The Distributor may use all or any portion of such Distribution Fee to pay for expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. The Plan was approved by all of the Trustees, including all of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan.

     Since the Distribution Fees are not directly tied to expenses, the amount of the Distribution Fees paid by a Portfolio during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of arrangement is characterized by the staff of the SEC as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's payments are directly linked to its expenses). The Portfolios, however, are not liable for any distribution expenses incurred in excess of the Distribution Fee paid.


     The Plan permits the Portfolios to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.50% of the average daily net assets of such Portfolio attributable to an insurance company's variable contract owners during that quarterly period. Expenses payable pursuant to the Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the Portfolios' shares; (d) obtaining information and providing explanations to variable contract owners regarding the Portfolios' investment objectives and policies and other information about the Portfolios; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (f) training sales personnel regarding the Portfolios; (g) personal service and/or maintenance of variable contract owners' accounts with respect to the Portfolios' accounts; and (h) financing any other activity that the Trust's Board determines is primarily intended to result in the sale of the Portfolios' shares. The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Plan. The Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan, cast in-person at a meeting called for that purpose. The Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the Portfolios. The Plan may not be amended to increase materially the amount that may be spent for distribution by the Portfolios without the approval of a majority of the outstanding shares of each of the Portfolios. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.


     The Plan was adopted because of its anticipated benefit to the Portfolios. These anticipated benefits include increased promotion and distribution of the Portfolios' shares, an enhancement in the Portfolios' ability to maintain accounts and improve asset retention and increased stability of net assets for the Portfolios.


     Payments made as of the fiscal year ended December 31, 2003, are as follows:



                                                        DISTRIBUTION FEES
                  PORTFOLIOS                              (12b-1 PLAN)
ING American Funds Growth Portfolio                     $__
ING American Funds International Portfolio              $__
ING American Funds Growth-Income Portfolio              $__


RULE 12b-1 PLANS OF THE MASTER FUNDS

     The Master Series has adopted a Plan of Distribution (the "Master Fund Plan") for its Class 2 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Master Fund Plan, the Master Series will pay 0.25% of each Master Fund's average net assets annually (Class 2 shares only) to finance any distribution activity which is primarily intended to benefit the Class 2 shares of the Master Fund, provided that the Board of the Master Series has approved the categories of expenses for which payment is being made. Shareholders of the Class 2 shares of a Master Fund, including a Portfolio, pay only their proportionate share of a Master Fund Plan's expenses.

     For additional information regarding the Master Fund Plans, see the Master Funds' statement of additional information which is delivered together with this SAI.

FUND PARTICIPATION AGREEMENT

     The Trust, on behalf of the Portfolios, has entered into a Fund Participation Agreement that governs the relationship between the Portfolios and the insurance company separate accounts that will offer the Portfolios as investment options for eligible variable life insurance policies and variable insurance contracts. The Fund Participation Agreement addresses, among other things, the provision of certain services to contract owners, the allocation of certain marketing- and service-related expenses and the provision and accuracy of offering materials. The Series, an open-end management investment company that is a business trust organized under the laws of the Commonwealth of Massachusetts, has received a "Mixed and Shared Funding Order" from the SEC granting relief from certain provisions of the 1940 Act and the rules thereunder to the extent necessary to permit shares of the Master Funds to be sold to variable annuity and life insurance separate accounts of unaffiliated insurance companies.

     Under the terms of the Fund Participation Agreement, the Series reserves the right to suspend or terminate sales of shares of the Master Funds to the Portfolios if such action is required by law, or if the Board of Trustees of the Series, while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state laws, deems it necessary, appropriate and in the best interests of the Series and its shareholders or in response to the order of an appropriate regulatory authority. In addition, the Trust reserves the right to terminate purchases of shares of the Master Funds by the Trust and the Portfolios if such action is required by law, or if the Board, while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state laws, deems it necessary, appropriate and in the best interests of the Series and its shareholders or in response to the order of an appropriate regulatory authority.

CODE OF ETHICS


     To mitigate the possibility that a Portfolio will be adversely affected by personal trading of employees, the Portfolios, Investment Manager and Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal trading accounts of Trustees and others who normally come into possession of information on portfolio transactions. The Codes of Ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Trust however, such persons are generally required to pre-clear all security transactions with the Trust's Compliance Officer or her designee and to report all transactions on a regular basis. The Master Fund's investment adviser has also adopted a code of ethics under Rule 17j-1. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Codes of Ethics are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of the Codes of Ethics also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


     PROXY VOTING PROCEDURES

     When a Portfolio is a feeder in a master/feeder structure, proxies for the portfolio securities of the Master Fund will be voted pursuant to the Master Fund's proxy voting policies and procedures. The following procedures apply only if the Portfolios are removed from the master/feeder structure. The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios' portfolio securities. The procedures and guidelines delegate to the Investment Manager the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting procedures, which require the Investment Manager to vote proxies in accordance with the Portfolio's proxy voting procedures and guidelines. In addition, the Board established the Valuation and Proxy Voting Committee to oversee the implementation of the Portfolio's proxy voting procedures. A copy of the proxy voting procedure guidelines of the Portfolios, including procedures of the Investment Manager, is attached hereto as Appendix A.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

BROKERAGE AND RESEARCH SERVICES

     For information regarding portfolio brokerage of each Master Fund see the Master Funds' statement of additional information which is delivered together with this SAI.

PORTFOLIO TURNOVER

     The portfolio turnover of each Master Fund is described in the prospectus for the Master Funds which is delivered together with the Prospectus for the Portfolios.

                                 NET ASSET VALUE

DETERMINATION OF NET ASSET VALUE OF THE PORTFOLIOS


     As noted in the Prospectus, the net asset value ("NAV") and offering price of each Portfolio's shares will be determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Portfolio shares will not be priced on these days.

     Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. Securities traded on an exchange or NASDAQ for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in less than 60 days will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. See "Share Price" in the Prospectus. The long-term debt obligations held in a Portfolio's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

     Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The valuation procedures applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

     The prices of foreign securities are determined using information derived from pricing services and other sources. The value of the foreign securities traded on exchanges outside the United States is generally based upon the price on the foreign exchange as of the close of business of the exchange preceding the time of valuation (or, if earlier, at the time of a Portfolio's valuation). Foreign securities markets may close before a Portfolio determines its NAV. European, Asian, Latin American, or other international securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio.

     If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that the Portfolio's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Portfolio calculates its net asset value. The Board has adopted procedures under which the fair value of foreign securities may, upon the occurrence of a significant event, be determined as of the time a Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolios are not obligated to use the fair valuations suggested by any research service, and valuations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless a market movement or other event has occurred which constitutes a significant event under procedures adopted by the Board, events affecting the values of portfolio securities that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's NAV.

     Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time NAV is computed.

     Options on currencies purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

     The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE, as supplied by a Portfolio's custodian bank or other broker-dealers or banks approved by a Portfolio, on each date that the NYSE is open for business.

     The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

     Orders received by dealers prior to the close of regular trading on the NYSE will be confirmed at the offering price computed as of the close of regular trading on the NYSE provided the order is received by the Distributor prior to its close of business that same day (normally 4:00 P.M. Pacific time). It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders received by dealers after the close of regular trading on the NYSE will be confirmed at the next computed offering price as described in the Prospectus.

DETERMINATION OF NET ASSET VALUE OF THE MASTER FUNDS

     For information regarding the determination of NAV of each Master Fund see the Master Funds' statement of additional information which is delivered together with this SAI.

                             PERFORMANCE INFORMATION

     The Trust may, from time to time, include the yield of the Portfolios, and the total return of the Portfolios in advertisements or sales literature. In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

     Quotations of yield for the Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

     YIELD = 2 [((a-b)/cd  + 1)^6 - 1]

where,
     a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements),

     c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

     d = the maximum offering price per share on the last day of the period.

     Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T) TO THE POWER OF (n)
= ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.


     The following is the average annual total return for the periods indicated ended December 31, 2003 for each Portfolio of the Trust: The table shows you the historical performance of each Master Fund. The table presents total annualized returns of each Master Fund for the periods shown below through December 31, 2003, adjusted to reflect current expenses of each Portfolio. The information below does not present the performance of the Portfolios, since the Portfolios commenced operations on September 2, 2003 and therefore do not have a full calendar year of performance. Rather, the table presents the historical performance of the Master Funds, adjusted for the expenses of the Portfolios, as if the Portfolios had invested in the Master Funds for the periods presented. Performance information does not reflect the expenses of any Variable Contract, and performance would be lower if it did.



                                                           Since Inception of Master Fund
                                 1 Year(1)    5 Years(1)         or 10 Years(1)(2)
American Growth Fund             --%          6.03%        11.50%
American International Fund      --%          1.97%         7.72%
American Growth-Income Fund      --%          2.96%         9.78%


(1) Performance is net of expenses of the Master Fund plus additional expenses of the Portfolios, the latter of which are estimated. These estimated additional expenses, expressed as a ratio of expenses to average daily net assets, for the Portfolios are 0.50% for 12b-1 fees and 0.03% for other expenses, for a total of 0.53% for each of the Portfolios.

(2) Each of the Growth Fund and Growth-Income Fund commenced operations as of February 8, 1984; the International Fund commenced operations as of May 1, 1990.

     Each Portfolio may be categorized as to its market capitalization make-up ("large cap," mid cap" or "small cap") with regard to the market capitalization of the issuers whose securities it holds. A Portfolio average or median market capitalization may also be cited. Certain other statistical measurements may be used to provide measures of a Portfolio's characteristics. Some of these statistical measures include without limitation: median or average P/E ratios, duration and beta. Median and average P/E ratios are measures describing the relationship between the price of a Portfolio's various securities and their earnings per share. Duration is a weighted-average term-to-maturity of the bond's cash flows, the weights being present value of each cash flow as a percentage of the bond's full price.

     Beta is a historical measure of a portfolio's market risk; a Beta of 1.10 indicates that the Portfolio's returns tended to be 10% higher than the market return during periods in which market returns were positive. The converse is also true: a Beta of 0.90 indicates that the Portfolio's returns tended to be 10% lower than the market return during periods in which market returns were negative.

   Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), the S&P Small Cap 600 Index, the Dow Jones Industrial Average ("DJIA"), the Goldman Sachs Internet Index, the Lehman Brothers Government Bond Index, the Lehman Brothers Government Corporate Bond Index, the Lehman Brothers 1-5 Year U.S. Government/Credit Bond Index, the Merrill Lynch 3-month U.S. Treasure Bill Index, the MASDAQ Composite Index, the MSCI EAFE Index, the MSCI All Country World Free Index, the MSCI Emerging Markets Free Index, the Russell MidCap Index, the Russell Mid Cap Growth Index, the Russell 1000 Index, the Russell 2000 Index, the Russell 3000 Index, the Wilshire 5000 Index, the Wilshire Real Estate Securities Index, the Lehman Brothers Aggregate Bond Index, the Lehman Government/Credit Bond 1-3 Year Index, the iMoneyNet First Tier Retail Index, the Merrill Lynch U.S. High Yield BB-B Rated Index, or other indexes that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.


     Reports and promotional literature may also contain other information including (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and
(ii) the effect of tax deferred compounding on a Portfolio's investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Portfolio (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

     In addition, reports and promotional literature may contain information concerning the Investment Manager, CRMC, the investment adviser of the Master Funds, or affiliates of the Trust, the Investment Manager, or CRMC, including
(i) performance rankings of other mutual funds managed by the investment adviser, or the individuals employed by CRMC who exercise responsibility for the day-to-day management of a Portfolio or Master Fund, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria;
(ii) lists of clients, the number of clients, or assets under management; and
(iii) information regarding services rendered by the Investment Manager to the Trust, including information related to the selection and monitoring of investment advisers. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a Portfolio is intended, based upon each Portfolio's investment objectives.

     In the case of Variable Contracts, quotations of yield or total return for a Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by Golden American, although comparable performance information for the Separate Account will take such charges into account. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the Portfolio's investment objective or objectives and investment policies, the characteristics and quality of the portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                      TAXES


    Shares of the Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable

Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to the Portfolios' Manager and its affiliates.


     Each Portfolio that has commenced operations has qualified (any Portfolio of the Trust that has not yet commenced operations intends to qualify), and expects to continue to qualify, to be taxed as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"). To qualify for that treatment, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If each Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each Portfolio should have little or no income taxable to it under the Code.

     Each Portfolio must comply with (and intends to also comply with) the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817 (h), investments in RICs are not treated as a single investment, rather a pro rata portion of each asset of the RIC is deemed held. All securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.


The Treasury Department has issued various rulings and other pronouncements addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. The arrangements concerning these Portfolios are similar to, but different in some respects from, those described by the Treasury Department in rulings in which it was determined that variable contract owners were not owners of separate account assets. Since you may have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that the IRS might treat you as the owner of your variable contract's proportionate share of the assets of the separate account. You should review your variable contract's Prospectus and SAI and you should consult your own tax advisor as to the possible application of the "investor control" doctrine to you.


     If a Portfolio or Master Fund fails to qualify to be taxed as a regulated investment company, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio's available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio or Master Fund failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.


     Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply when a Portfolio's only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts. To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.


     The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolios. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Master Fund with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

     Foreign Investments -- Master Funds investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Portfolio that invests in such Master Funds is reduced by these foreign taxes. Owners of Variable Contracts investing in such Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

     A "passive foreign investment company" ("PFIC") is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. A Portfolio investing in a Master Fund holding securities of PFICs may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment yield of a Portfolio making such investments. Owners of Variable Contracts investing in such Portfolios would bear the cost of these taxes and interest charges. In certain cases, a Master Fund may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Master Fund. The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of each Portfolio's activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

                                OTHER INFORMATION

CAPITALIZATION

     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 40 investment portfolios. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Trust's shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights, conversion rights or subscription rights. In liquidation of a Portfolio of the Trust, each shareholder is entitled to receive his or her PRO RATA share of the net assets of that Portfolio. All of the Portfolios discussed in this SAI are diversified under the 1940 Act.


     On May 1, 2003, the Trust's name became the ING Investors Trust. Prior to that date on January 31, 1992, the name of the Trust was changed to The GCG Trust from The Specialty Managers Trust.


VOTING RIGHTS

     Shareholders of the Portfolios are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

     Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust's shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders' communications.

PURCHASE OF SHARES


     Shares of a Portfolio may be offered for purchase by separate accounts of insurance companies to serve as an investment medium for the variable contracts issued by the insurance companies, as permitted under the federal tax rules relating to the Portfolios serving as investment mediums for variable contracts. Shares of the Portfolios are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance companies that are not affiliated. The Trust currently does not foresee any disadvantages to variable contract owners or other investors arising from offering the Trust's shares to separate accounts of unaffiliated insurers; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts participating in the Trust might at sometime be in conflict. However, the Board and insurance companies whose separate accounts invest in the Trust are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, and between separate accounts of unaffiliated insurers. The Board will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, in one or more insurance company separate accounts might withdraw their investment in the Trust. This might force the Trust to sell securities at disadvantageous prices.


     Shares of each Portfolio are sold at their respective NAVs (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.

REDEMPTION OF SHARES

     Shares of any Portfolio may be redeemed on any business day. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request by an insurance company whose separate account invests in the Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

EXCHANGES

     Shares of each portfolio may be exchanged for shares of another portfolio. Exchanges are treated as a redemption of shares of one portfolio and a purchase of shares of one or more of the other portfolios and are effected at the respective net asset values per share of each portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice.

     Variable contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of a Portfolio, and should refer to the prospectus for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in the Portfolio.

     The Trust reserves the right to discontinue offering shares of one or more Portfolios at any time. In the event that a Portfolio ceases offering its shares, any investments allocated by an insurance company to such Portfolio will be invested in the Liquid Asset Portfolio of the Trust or any successor to such Portfolio.

CUSTODIAN AND OTHER SERVICE PROVIDERS OF THE PORTFOLIOS

     The Bank of New York, One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash and is responsible for safekeeping the Trust's assets and portfolio accounting services for the Portfolios. DST serves as Transfer Agent to the Portfolios.

INDEPENDENT AUDITORS

     KPMG LLP, located at 99 High Street, Boston, MA 02110, serves as the Portfolios' independent auditors. The independent auditors examine financial statements for the Trust and provide other audit, tax, and related services. For information regarding the Master Funds' independent auditors, please consult the Master Funds' statement of additional information.

LEGAL COUNSEL

     Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

REGISTRATION STATEMENT

     This SAI and the accompanying Prospectus do not contain all the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

     The Registration Statement, including the exhibits filed therewith, may be obtained from the SEC upon payment of the prescribed fee or examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

REPORTS TO SHAREHOLDERS.

     The fiscal year of the Trust ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent accountants will be sent to shareholders each year.

                                   APPENDIX A



                                    ING FUNDS


                     PROXY VOTING PROCEDURES AND GUIDELINES
                          Effective as of July 10, 2003
                As amended August 21, 2003 and November 11, 2003


I.   INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by each of the Funds' Board of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.  VALUATION AND PROXY VOTING COMMITTEE

The Boards hereby delegate to the Valuation and Proxy Voting Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser are attached hereto as Exhibit 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined below and in the Adviser's proxy voting procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III. DELEGATION OF VOTING RESPONSIBILITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies

----------
(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation and Proxy Voting Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation and Proxy Voting Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" within the meaning of Section 2(a)(19) the Investment Company Act of 1940.

with respect to all portfolio securities of each Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation and Proxy Voting Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

When a Fund is a feeder in a master/feeder structure, proxies for the portfolio securities of the master fund will be voted pursuant to the master fund's proxy voting policies and procedures.

IV.  APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2. The Board hereby approves such procedures. All material changes to such procedures must be approved by the Board or the Valuation and Proxy Voting Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation and Proxy Voting Committee at its next regularly scheduled meeting.

V.   VOTING PROCEDURES AND GUIDELINES

The Guidelines which are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

     A.   Routine Matters

     The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, they appear to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

     B.   Matters Requiring Case-by-Case Consideration

     The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.

     Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

     The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

          1.   Votes in Accordance with Agent Recommendation

               In the event the Proxy Group recommends a vote in accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.

          2.   Non-Votes

               The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

          3. Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, or Where No Recommendation is Provided by Agent.

          If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then request that each member of the Proxy Group and each Investment Professional participating in the voting process provide a Conflicts Report (as such term is defined for purposes of the Adviser's proxy voting procedures).

          If Counsel determines that a conflict of interest appears to exist with respect to any member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation and Proxy Voting Committee and forward to such committee all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser's proxy voting procedures).

          If Counsel determines that there does not appear to be a conflict of interest with respect to any member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

     4.   Referrals to a Fund's Valuation and Proxy Voting Committee

          A Fund's Valuation and Proxy Voting Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

          The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.  CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends a vote contrary to the Procedures and Guidelines, or contrary to the recommendation of the Agent, or where the Procedures and Guidelines are silent and the Agent has made no recommendation, and Counsel has determined that a conflict of interest appears to exist with respect to any member of the Proxy Group or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Valuation and Proxy Voting Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it may be deemed to have a conflict of interest.

VII. REPORTING AND RECORD RETENTION

Beginning in August 2004, on an annual basis, each Fund will post its proxy voting record or a link thereto for the prior one-year period ending on June 30th on the ING Funds website. The proxy voting record posted for any Fund that is a feeder in a master/feeder structure will be that of the master fund. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND


Effective as of July 10, 2003

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                             PROXY VOTING PROCEDURES
                          Effective as of July 10, 2003
                As amended August 21, 2003 and November 17, 2003

I.      INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, proxies will be voted in all instances.

II.     ROLES AND RESPONSIBILITIES

        A.      Proxy Coordinator

        The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines ("Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, the Proxy Coordinator will call a meeting of the Proxy Group.

        B.      Agent

        An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

        The Agent shall be instructed to vote all proxies in accordance with the ING Funds' Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group, or a Fund's Valuation and Proxy Voting Committee.

        The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

        C.      Proxy Group

        The Adviser shall establish a Proxy Group (the "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

        A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group.

        A meeting of the Proxy Group will be held whenever the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation with respect to a vote on a proposal.

        For each proposal referred to the Proxy Group, it will review (1) the Procedures and Guidelines, (2) the recommendation of the Agent, if any,
        (3) the recommendation of the Investment Professional(s) and (4) any other resources that the Proxy Group deems appropriate to aid in a determination of a recommendation.

        If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

        If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall follow the procedures for such voting as established by a Fund's Board.

        D.      Investment Professionals

        The Funds' Advisers, sub-advisers and/or portfolio managers (referred to herein as "Investment Professionals") may be asked to submit a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate.

III.    VOTING PROCEDURES

        A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

        B.      Routine Matters

        The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear.

        C.      Matters Requiring Case-by-Case Consideration

        The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.

        Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

        The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
        Professional(s), as it deems necessary.

                1.      Votes in Accordance with Agent Recommendation

                In the event the Proxy Group recommends a vote in accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.

                2.      Non-Votes

                The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                3. Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, or Where No Recommendation is Provided by Agent.

                If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

                4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.     CONFLICTS OF INTEREST

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group and each Investment Professional participating in the voting process must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives.

For all matters for which the Proxy Group recommends a vote contrary to Procedures and Guidelines, or the recommendation of the Agent, where applicable, or where the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.      REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:



           NAME                                     TITLE OR AFFILIATION
Stanley D. Vyner              Chief Investment Risk Officer and Executive Vice President of ING
                              Investments, LLC

Karla J. Bos                  Acting Proxy Coordinator

Kimberly A. Anderson          Senior Vice President and Assistant Secretary of ING Investments, LLC

Maria Anderson                Assistant Vice President - Manager Fund Compliance of ING Funds Services,
                              LLC

Michael J. Roland             Executive Vice President and Chief Financial Officer of ING Investments, LLC

Todd Modic                    Vice President of Financial Reporting - Fund Accounting of ING Funds
                              Services, LLC

Megan L. Dunphy, Esq.         Counsel, ING Americas US Legal Services

Theresa K. Kelety, Esq.       Counsel, ING Americas US Legal Services



   Effective as of November 17, 2003

                                    EXHIBIT 3
                                     TO THE
                        ING FUNDS PROXY VOTING PROCEDURES


                    PROXY VOTING GUIDELINES OF THE ING FUNDS
                          Effective as of July 10, 2003
                As amended August 21, 2003 and November 11, 2003

I.      INTRODUCTION

The following is a statement of the proxy voting Guidelines that have been adopted by the respective Boards of Directors or Trustees of each Fund.

Proxies must be voted in the best interest of the Fund. The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.     GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous Governance Provisions, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in Global Proxies.

In all cases where "case-by-case" consideration is noted, it shall be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc. Such policy may be overridden in any case pursuant to the procedures outlined herein.

1.      THE BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Votes on director nominees should be made on a CASE-BY-CASE basis.

SEPARATING CHAIRMAN AND CEO
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately.

PROPOSALS SEEKING A MAJORITY OF INDEPENDENT DIRECTORS

Evaluate on a CASE-BY-CASE basis shareholder proposals asking that a majority of directors be independent. Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.

STOCK OWNERSHIP REQUIREMENTS

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

TERM OF OFFICE
Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

AGE LIMITS
Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION
Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:

   (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

   (2)  Only if the director's legal expenses would be covered.

2.      PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.      AUDITORS

RATIFYING AUDITORS
Generally, vote FOR proposals to ratify auditors.

NON-AUDIT SERVICES
Consider on a CASE-BY-CASE basis proposals to approve auditors when total non-audit fees exceed the total of audit fees, audit-related fees and permissible tax fees.

AUDITOR INDEPENDENCE
Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION (SHAREHOLDER PROPOSALS):
Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.      PROXY CONTEST DEFENSES

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS
Generally, vote AGAINST proposals to classify the board.
Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS
Generally, vote AGAINST proposals that provide that directors may be removed only for cause.
Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING
Generally, vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD
Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board. Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.      TENDER OFFER DEFENSES

POISON PILLS
Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.
Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL
Generally, vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL
Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS
Generally, vote AGAINST dual-class exchange offers.
Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS
Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS
Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.      MISCELLANEOUS GOVERNANCE PROVISIONS

CONFIDENTIAL VOTING
Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:
   - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.
   -    If the dissidents agree, the policy remains in place.
   - If the dissidents do not agree, the confidential voting policy is waived. Generally, vote FOR management proposals to adopt confidential voting.

EQUAL ACCESS
Generally, vote FOR shareholder proposals that would allow significant company shareholders (defined as those holding more than $5 million in securities of the company in question) equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

BUNDLED PROPOSALS
Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES
Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

7.      CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION
Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.
Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

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Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.

REVERSE STOCK SPLITS
Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK
Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.
Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK
Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK
Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS
Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS
Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS
Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

TRACKING STOCK
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.      EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS
Generally, vote AGAINST management proposals seeking approval to reprice options.

DIRECTOR COMPENSATION
Votes on stock-based plans for directors are made on a CASE-BY-CASE basis.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:

   AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE FEATURES Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

   AMENDMENTS TO ADD PERFORMANCE-BASED GOALS
   Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

   AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA
   Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

   APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS
   Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY
Generally, vote FOR shareholder proposals that seek additional disclosure of executive and director pay information.
Review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.

GOLDEN AND TIN PARACHUTES
Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.
Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPs)
Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS
Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS
Consider shareholder proposals to expense stock options on a CASE-BY-CASE basis.

9.      STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS
Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis.

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10.      MERGERS AND CORPORATE RESTRUCTURINGS

MERGERS AND ACQUISITIONS
Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING
Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations, and asset sales should be considered on a CASE-BY-CASE basis.

SPINOFFS
Votes on spinoffs should be considered on a CASE-BY-CASE basis.

ASSET SALES
Votes on asset sales should be made on a CASE-BY-CASE basis.

LIQUIDATIONS
Votes on liquidations should be made on a CASE-BY-CASE basis.

ADJOURNMENT
Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS
Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME
Generally, vote FOR changing the corporate name.

11.     MUTUAL FUND PROXIES

ELECTION OF DIRECTORS
Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS
Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS
Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES
Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS
Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES
Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION Vote these proposals on a CASE-BY-CASE basis.

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CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL
Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS
Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION
Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT
Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND
Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION
Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL
Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS
Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE
Generally, vote FOR the establishment of a master-feeder structure.

CHANGES TO THE CHARTER DOCUMENT
Vote changes to the charter document on a CASE-BY-CASE basis.

MERGERS
Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT
Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR
Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.     SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

13.  GLOBAL PROXIES

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

While a number of the foregoing Guidelines may be applied to both U.S. and global proxies, the following provide for the differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

ROUTINE MANAGEMENT PROPOSALS

Generally, vote FOR the following and other similar routine management proposals:
   -    the opening of the shareholder meeting
   -    that the meeting has been convened under local regulatory requirements
   -    the presence of quorum
   -    the agenda for the shareholder meeting
   -    the election of the chair of the meeting
   -    the appointment of shareholders to co-sign the minutes of the meeting
   -    regulatory filings (E.G., to effect approved share issuances)
   - the designation of inspector or shareholder representative(s) of minutes of meeting
   - the designation of two shareholders to approve and sign minutes of meeting
   -    the allowance of questions
   -    the publication of minutes
   -    the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS
Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR REMUNERATION
Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS
Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

REMUNERATION OF AUDITORS
Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

INDEMNIFICATION OF AUDITORS
GENERALLY, VOTE AGAINST PROPOSALS TO INDEMNIFY AUDITORS.

ALLOCATION OF INCOME AND DIVIDENDS
Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends, unless the amount of the distribution is consistently and unusually small or large.

STOCK (SCRIP) DIVIDEND ALTERNATIVES
Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS
When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

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

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS
Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS
Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

CAPITALIZATION OF RESERVES
Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

ARTICLE AMENDMENTS
Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:
   -    it is editorial in nature;
   -    shareholder rights are protected;
   -    there is negligible or positive impact on shareholder value;
   -    management provides adequate reasons for the amendments; and
   -    the company is required to do so by law (if applicable).


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

                            PART C. OTHER INFORMATION

Item 23. Exhibits

(a)      (1)   Amended and Restated Agreement and Declaration of Trust dated
               February 26, 2002 (17)

         (2) Certificate of Amendment dated May 1, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17)

         (3) Amendment #2 dated May 1, 2003 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

         (4) Amendment #3 dated June 2, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

         (5) Amendment #4 dated June 16, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

         (6) Amendment #5 dated August 25, 2003 to the Trust's Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

         (7) Amendment #6 dated September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

         (8) Amendment #7 dated September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

         (9) Amendment #8 dated [ ] to The Amended and Restated Agreement and Declaration of Trust*

         (10) Amendment #9 dated November 11, 2003 to The Amended and Restated Agreement and Declaration of Trust - filed herein.

(b)      By-laws (1)

(c)      Instruments Defining Rights of Security Holders (1)

(d)      (1)   (A)  Management Agreement dated October 24, 1997 as amended May
                    24, 2002 - filed herein

                         (i) Amended Schedule B Compensation for Services to Series - filed herein

               (B) Investment Management Agreement dated August 21, 2003 for ING American Funds Growth, ING American Funds International, and ING American Funds Growth-Income Portfolios (20)

         (2)   Portfolio Management Agreements

               (A) Portfolio Management Agreement with T. Rowe Price Associates, Inc. (2)

                         (i) Schedule pages to Portfolio Management Agreement with T. Rowe Price Associates, Inc. (1)

                         (ii) Amendment to Portfolio Manager Agreement with T. Rowe Price Associates, Inc. (11)

                         (iii) Second Amendment dated September 1, 2003 to
                               Portfolio Manager Agreement with T. Rowe Price Associates, Inc. - filed herein

                         (iv) Amended Schedule B Compensation for Services to Series - filed herein

               (B) Portfolio Management Agreement with ING Investment Management LLC, formerly Equitable Investment Services, Inc.
                    (2)

               (C) Portfolio Management Agreement with Eagle Asset Management, Inc. (2)

                         (i) First Amendment dated September 1, 2003 to Portfolio Manager Agreement with Eagle Asset Management, Inc. - filed herein

               (D) Portfolio Management Agreement with Massachusetts Financial Services Company dated August 10, 1998 (20)

                         (i) Amendment to Portfolio Management Agreement with Massachusetts Financial Services Company (11)

                         (ii) Second Amendment dated September 1, 2003 to Portfolio Management Agreement with Massachusetts Financial Services Company - filed herein

               (E) Portfolio Management Agreement with Baring International Investment Limited (1)

                         (i) Addendum to the Baring International Investment Limited Portfolio Management Agreement (9)

                         (ii) First Amendment dated September 1, 2003 to Portfolio Management Agreement with Baring International Investment Limited - filed herein

               (F) Portfolio Management Agreement with A I M Capital Management, Inc. (1)

                         (i) Addendum to the AIM Capital Management, Inc. Portfolio Management Agreement (9)

                         (ii) Amendment #2 dated April 14, 2003 to Sub-Advisory Agreement with AIM Capital Management, Inc. (20)

                         (iii) Third Amendment dated July 1, 2003 to
                               Sub-advisory Agreement with AIM Capital
                               Management, Inc. - filed herein

                         (iv) Fourth Amendment dated September 1, 2003 to Sub-Advisory Agreement with AIM Capital Management, Inc. - filed herein

                         (v)   Amended Schedule B - filed herein


               (G) Portfolio Management Agreement with Alliance Capital Management L.P. (1)

                         (i) First Amendment dated September 1, 2003 to Portfolio Management Agreement with Alliance Capital Management, L.P. - filed herein

               (H) Portfolio Management Agreement with Salomon Brothers Asset Management, Inc. dated February 1, 2000 (20)

                         (i) Amendment to Portfolio Management Agreement with Salomon Brothers Management, Inc. (11)

                         (ii) Second Amendment dated September 1, 2003 to Portfolio Management Agreement with Salomon Brothers Asset Management, Inc. - filed herein

                         (iii) Amended Schedule B Compensation for Services to
                               Series - filed herein

               (I) Portfolio Management Agreement with Capital Guardian Trust Company (9)

                         (i) Addendum to the Portfolio Management Agreement with Capital Guardian Trust Company (9)

                         (ii) Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with Capital Guardian Trust Company (20)

               (J) Portfolio Management Agreement with Fidelity Management & Research Company dated October 2, 2000 (18)

                         (i) Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with Fidelity Management & Research Company (20)

                         (ii) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Investments Money Management, Inc. dated October 2, 2000 (18)

               (K) Portfolio Management Agreement with Goldman Sachs & Company dated May 1, 2001 (18)

                         (i) Assumption Agreement between Goldman Sachs & Co. and Goldman Sachs Asset Management, L.P. dated June 10, 2003 (18)

                         (ii) Form of First Amendment dated July 1, 2003 to Portfolio

                               Management Agreement with Goldman Sachs & Company
                               (20)

                         (iii) Form of Second Amendment dated September 1, 2003
                               to Portfolio Management Agreement with Goldman Sachs & Company (20)

                         (iv) Amended Schedule B Compensation for Services to Series - filed herein

               (L) Portfolio Management Agreement with Pacific Investment Management Company, LLC dated April 30, 2001 (18)

                         (i) Amended Schedule A to Portfolio Management Agreement with Pacific Investment Management Company, LLC (20)

                         (ii) Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with Pacific Investment Management Company, LLC (20)

               (M) Portfolio Management Agreement with Morgan Stanley Investment Management Inc. dated May 1, 2002 (18)

                         (i) Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with Morgan Stanley Investment Management, Inc. (20)

                         (ii) Sub-Advisory Agreement dated December 1, 2003 between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited
                               - filed herein

               (N) Portfolio Management Agreement with J.P. Morgan Fleming Asset Management (USA), Inc. dated March 26, 2002 (18)

                         (i) First Amendment dated September 1, 2003 to Portfolio Management Agreement with J.P. Morgan Fleming Asset Management (USA), Inc. - filed herein

                         (ii) Assumption Agreement dated [ ] to Portfolio Management Agreement with J.P. Morgan Fleming Asset Management (USA), Inc.*

               (O) Portfolio Management Agreement with J.P. Morgan Fleming Asset Management (London) Limited dated May 1, 2002 (18)

               (P) Portfolio Management Agreement with Janus Capital Management LLC (18)

                         (i) Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement between Janus Capital Management LLC (20)

                         (ii) Schedule B Compensation for Services to Series - filed herein

               (Q) Portfolio Management Agreement with UBS Global Asset Management (Americas) Inc. dated May 1, 2003 (20)

                         (i) Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with UBS Global Asset Management (Americas) Inc. (20)

               (R) Portfolio Management Agreement with Marsico Capital Management, LLC dated December 13, 2002 (17)

                         (i) First Amendment dated September 1, 2003 to Portfolio Management Agreement with Marsico Capital Management - filed herein

               (S) Sub-Advisory Agreement with Julius Baer dated September 2, 2003 (19)

               (T) Sub-Advisory Agreement with Aeltus Investment Management, Inc. dated August 1, 2003 - filed herein

                         (i)   Amended Schedule A with respect to the
                               Sub-Adviser Agreement between Directed Services, Inc. and Aeltus Investment Management, Inc. - filed herein.

                         (ii) First Amendment dated September 1, 2003 to Portfolio Management Agreement with Aeltus Investment Management, Inc. - filed herein

               (U) Portfolio Management Agreement with Jennison Associates, LLC dated July 31, 2002 (20)

                         (i) First Amendment dated September 1, 2003 to Portfolio Management Agreement between Jennison Associates, LLC - filed herein

               (V) Portfolio Management Agreement with Fund Asset Management, L.P. dated May 1, 2002 (20)

                         (i) First Amendment dated September 1, 2003 to Portfolio Management Agreement with Fund Asset Management, L.P. - filed herein

               (W) Portfolio Management Agreement with Evergreen Investment Management Company, LLC for ING Evergreen Health Sciences Portfolio and ING Evergreen Omega Portfolio dated [ ]*

               (X) Investment Management Agreement with ING Fund Investments LLC for ING Lifestyle Portfolios dated [ ]*

               (Y) Form of Portfolio Management Agreement with Legg Mason Funds Management, Inc. - filed herein

               (Z) Portfolio Management Agreement with ING Investment Management Advisors B.V.*

         (3)   (A)  Administrative Services Agreement for The Fund For Life (1)

               (B) Administrative Services Sub-Contract between DSI, Inc. and ING Funds Services, LLC dated January 2, 2003 (18)


                         (i) Amended Schedule A to Administrative Services Sub-Contract between DSI, Inc. and ING Funds Services, LLC. filed herein

               (C) Administrative and Shareholder Service Agreement dated March 31, 2000 by and between Directed Services, Inc. and Security Life of Denver Insurance Company (12)

               (D) Administrative and Shareholder Service Agreement dated December 11, 2000 by and between Directed Services, Inc. and Southland Life Insurance Company (13)

               (E) Administration Agreement dated August 21, 2003 between ING Investors Trust and ING Funds Services, LLC for ING American Funds Growth, ING American Funds International, and ING American Funds Growth-Income Portfolios (20)

(e)      (1)   Amended and Restated Distribution Agreement dated June 14, 1996, as Amended and Restated February 26, 2002 (17)

               (A) Form of Amendment dated October 1, 2003 to Distribution Agreement dated August 21, 2003 - filed herein

         (2)

               (B) Amended Schedule A Schedule of Series with respect to ING Investors Trust Amended and Restated Distribution Agreement
                    - * (re Evergreen funds)

               Distribution Agreement dated August 21, 2003 between ING Investors Trust and Directed Services, Inc. for the ING American Funds Growth, ING American Funds International, and ING American Funds Growth-Income Portfolios (20)

                    (A) Form of Amendment dated October 1, 2003 to Distribution Agreement dated August 21, 2003 (20)

                    (B) Amended Schedule A to Distribution Agreement (re Lifestyle Funs) *

(f)      Not Applicable

(g)      (1)   Custody Agreement with The Bank of New York dated January 6,
               2003 (19)

                    (i) Amended Exhibit A to Custody Agreement as of February 1, 2004 - filed herein

         (2)   Foreign Custody Manager Agreement dated January 6, 2003 (20)

                    (i) Amended Exhibit A to Custody Agreement as of February 1, 2004 - filed herein

         (3) Fund Accounting Agreement with Bank of New York dated January 6, 2003 - filed herein

                    (i) Amended Exhibit A to Fund Accounting Agreement as of February 1, 2004 - filed herein

(h)      (1)   (A)  Shareholder Servicing Agreement (7)

                    (i) Addendum dated May 24, 2002 to Shareholders Services Agreement - filed herein

               (B)  Form of Third Party Brokerage Agreement with Merrill Lynch
                    (7)

               (C) Securities Lending Agreement and Guaranty with The Bank of New York and Schedule I dated August 7, 2003- filed herein

                    (i) Form of Letter to Bank of New York and Amended Exhibit A - filed herein

         (2)   (A)  Organizational Agreement for Golden American Life Insurance
                    Company (1)

                         (i) Assignment Agreement dated March 20, 1991 for Organizational Agreement (for Golden American Life Insurance) (1)
                         (ii) Form of Addendum to Organizational Agreement (for Golden American Life Insurance Company) adding Market Manager Series and Value Equity Series (2)
                         (iii) Addendum dated September 25, 1995 to the
                               Organizational Agreement adding the Strategic Equity Series (1)
                         (iv) Addendum dated December 29, 1995 to the Organizational Agreement adding the Small Cap Series (14)
                         (v) Form of Addendum dated [__, 1996] to the Organizational Agreement adding Managed Global Series (15)
                         (vi)  Addendum dated August 19, 1997 to the
                               Organizational Agreement adding Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value & Growth, Global Fixed Income Series, Growth Opportunities Series, and Developing World Series (8)
                         (vii) Addendum dated February 16, 1999 to the
                               Organizational Agreement adding International Equity Series and the Large Cap Value Series (9)
                         (viii) Addendum dated June 15, 1999 to the
                               Organizational Agreement adding Investors Series, All Cap Series and the Large Cap Growth Series
                               (9)
                         (ix) Addendum dated May 18, 2000 to the Organizational Agreement adding Diversified Mid-Cap Series, Asset Allocation Growth Series and the Special Situations Series (4)
                         (x) Addendum dated November 16, 2000 to the Organizational Agreement adding International Equity Series (5)
                         (xi) Addendum dated February 22, 2001 to the Organizational Agreement adding Internet Tollkeeper Series (6)
                         (xii) Addendum dated February 26, 2002 to the
                               Organizational Agreement adding: Global
                               Franchise, Equity Growth, J.P. Morgan Fleming, Small Cap Equity, Fundamental Growth, Focus Value, International Enhanced EAFE (7)

               (B) Organizational Agreement for The Mutual Benefit Life Insurance Company (2)

                    (i) Assignment Agreement for Organizational Agreement (for The Mutual Benefit Life Insurance Company) (1)

         (3)   (A)  Settlement Agreement for Golden American Life Insurance
                    Company (1)

               (B)  Assignment Agreement for Settlement Agreement (2)

               (C) Settlement Agreement for The Mutual Benefit Life Insurance Company (1)

               (D)  Assignment Agreement for Settlement Agreement (1)

         (4)        Indemnification Agreement (1)

         (5)   (A)  Participation Agreement dated April 30, 2003 among ING Life
                    Insurance and Annuity Company, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. (18)

               (B) Participation Agreement dated April 30, 2003 among ReliaStar Life Insurance Company, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc.
                    (18)

               (C) Participation Agreement dated April 30, 2003 among ReliaStar Life Insurance Company of New York, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. (18)

               (D) Participation Agreement dated May 1, 2003 among Golden American Life Insurance Company, The GCG Trust and Directed Services, Inc. - filed herein

               (E) Form of Participation Agreement dated ______, 2003 among Equitable Life Insurance Company of Iowa, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. (17)

               (F) Form of Participation Agreement dated May 1, 2004 among Security Life of Denver, The GCG Trust (renamed ING Investors Trust effective May 1, 2003), and Directed Services, Inc. - (17)

                         (i) Amendment to Private Placement Participation Agreement dated June 27, 2003 - filed herein

               (G) Form of Participation Agreement dated ____, 2003 among Southland Life Insurance Company, The GCG Trust (renamed ING Investors Trust effective May 1, 2003), and Directed Services, Inc. (17)

               (H) Participation Agreement dated May 1, 2003 among United Life and Annuity Insurance Co., ING Investors Trust, and Directed Services, Inc - filed herein

               (I) Form of Fund Participation Agreement dated September 2, 2003 among Golden American Life Insurance Company, Reliastar Life Insurance Company of New York, ING Investors Trust, ING Investments, LLC, Directed Services Inc., American Funds Insurance Series, and Capital Research and Management Company. (20)

               (J) Participation Agreement among ING Investors Trust (formerly, The GCG Trust), Directed Services, Inc., and Security Equity Life Insurance Company - filed herein

                         (i) Assignment of and Amendment #1 to Participation Agreement Among ING Investors Trust, Directed Services, Inc., and Security Equity Life Insurance Company dated October 13, 1994 - filed herein

         (6)   (A)  Agency Agreement dated November 30, 2000 between the Funds and DST Systems, Inc. regarding ING American Funds Growth, ING American Funds International and ING American Funds Growth-Income Portfolios (20)

                         (i) Amended and Restated Exhibit A to Agency Agreement - *

(i)      (1)   Opinion of Dechert, LLP regarding the legality of the securities being registered with regard to the Class R shares (18)

(i)      (2)   Opinion of Dechert, LLP regarding the legality of the securities being registered with regard to ING American Funds Growth, ING
               American Funds Growth-Income, and ING American Funds
               International Portfolios (19)

(i)      (3)   Opinion and Consent of Dechert, LLP regarding the legality of the securities being registered with regard to ING PIMCO High Yield and ING Stock Index Portfolios (20)

(i)      (4)  Opinion and Consent of Dechert, LLP regarding the legality of the securities being registered with regard to ING Evergreen Health Sciences, ING Evergreen Omega, ING Lifestyle Moderate, ING Lifestyle Aggressive Growth, ING Lifestyle Growth, and ING Lifestyle Moderate Growth Portfolios *

(j)            Consent of KPMG, LLP *

(k)            Not Applicable

(1)            Initial Capital Agreement (1)

(m)      (1)   Rule 12b-1 Distribution Plan dated November 5, 2003 Pursuant to
               Rule 12b-1 -- filed herein


                    (i) Amended Schedule A Schedule of Series with Respect to ING Investors Trust Rule 12b-1 Distribution Plan
                         - filed herein

                    (ii) Reduction in fee letter for Class A shares dated
                         August 21, 2003 - filed herein


(2) Shareholder Service and Distribution Plan for Class R shares dated May 29, 2003 (18)


                    (i) Form of Amended Schedule A of Series with Respect to the Shareholder Service and Distribution Plan - filed herein

                   (ii) Form of reduction in fee letter dated February 25, 2004*

                   (iii) Reduction in fee letter for Class R shares dated May
                         29, 2003 - filed herein


(3) ING Investors Trust Rule 12b-1 Distribution Plan for ING American Fund Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth - Income Portfolio dated September 2, 2003 (20)

(4) Form of ING Investors Trust Distribution Plan dated [ ] for ING Evergreen Health Sciences Portfolio and ING Evergreen Omega Portfolio*

(n)      Amended Multiple Class Plan Pursuant to Rule 18f-3 dated May 29, 2003
         (18)

(o)      Not Applicable

(p)      Codes of Ethics

         (1)   A I M Capital Management, Inc. Code of Ethics (17)

         (2)   The GCG Trust Code of Ethics (4)

         (3)   Fidelity Management & Research Company Code of Ethics (20)

         (4)   Janus Capital Corporation Code of Ethics (20)

         (5) ING Funds and Advisers Code of Ethics - including ING Investments, LLC (17)

         (6)   Goldman Sachs & Company Code of Ethics (20)

         (7) Pacific Investment Management Company Code of Ethics dated February 1, 2004 - filed herein

         (8)   Baring International Investment Limited Code of Ethics (11)

         (9)   T. Rowe Price Associates, Inc. Code of Ethics (20)

         (10)  Alliance Capital Management L.P. Code of Ethics (20)

         (11) J.P. Morgan Fleming Asset Management (USA) Inc., J.P. Morgan Investment Management Inc., Robert Fleming, Inc., J.P. Morgan Fleming Asset Management (London) Limited, JP International Management Limited's Code of Ethics (7)

         (12)  Marsico Capital Management, LLC Code of Ethics (16)

         (13)  Capital Guardian Trust Company Code of Ethics (17)

         (14)  Eagle Asset Management, Inc. Code of Ethics (17)

         (15)  ING Investment Management LLC Code of Ethics (17)

                    (A)  Amendment dated [ ] to Code of Ethics*

         (16)  Massachusetts Financial Services Company Code of Ethics (17)

         (17)  Salomon Brothers Asset Management, Inc. Code of Ethics (17)

         (18)  UBS Global Asset Management (Americas) Inc. Code of Ethics (17)

         (19)  American Funds Insurance Series Code of Ethics (20)

         (20)  Aeltus Investment Management, Inc. Code of Ethics (20)

         (21) Morgan Stanley Investment Management Inc. Code of Ethics dated August 16, 2002 - filed herein

         (22)  Evergreen Investment Management Company, LLC Code of Ethics*

(q)            Powers of Attorney (21)

----------
         *     To be filed by subsequent Post-Effective Amendment.
         (1) Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.
         (2) Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.
         (3) Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 8, 1999 File No. 33-23512.
         (4) Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of The GCG Trust as filed on July 14, 2000 File No. 33-23512.
         (5) Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 1, 2000 File No. 33-23512.
         (6) Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of the GCG Trust as filed on April 27, 2001 File No. 33-23512.
         (7) Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of The GCG Trust as filed on April 24, 2002 File No. 33-23512.
         (8) Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of The GCG Trust as filed on September 2, 1997, File No. 33-23512.

         (9) Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 29, 2000 File No. 33-23512.
         (10) Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 12, 2001 File No. 33-23512.
         (11) Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 8, 2002 File No. 33-23512.
         (12) Incorporated by reference to Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1 as filed with the Securities and Exchange Commission on April 19, 2001 (File No. 33-74190).
         (13) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 for Southland Life Insurance Company and its Southland Separate Account L1 as filed with the Securities and Exchange Commission on October 13, 2000 (File No. 33-97852).
         (14) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 22, 1995, File No. 33-23512.
         (15) Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of The GCG Trust as filed on June 14, 1996, File No. 33-23512.
         (16) Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 10, 2003, File No. 33-23512.
         (17) Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on April 30, 2003, File No. 33-23512.
         (18) Incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on August 1, 2003, File No. 33-23512.
         (19) Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on September 2, 2003, File No. 33-23512.
         (20) Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512.
         (21) Incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on January 30, 2004, File No. 33-23512.

Item 24. Persons Controlled by or Under Control with Registrant.

         ING Investors Trust is a Massachusetts business trust for which separate financial statements are filed. As of October 31, 2003 Golden American Life Insurance Company ("Golden"), and its affiliates, owned more than 25% of the Trust's outstanding voting securities, through direct ownership or through a separate account.

         Golden and its insurance company affiliates are indirect wholly owned subsidiaries of ING Groep N.V.

         A list of persons directly or indirectly under common control with the ING Investors Trust is incorporated herein by reference to item 26 of Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 33-75988), as filed with the Securities and Exchange Commission on April 10, 2003.

Item 25. Indemnification.

         Reference is made to Article V, Section 5.4 of the Registrant's Agreement and Declaration of Trust, which is incorporated by reference herein.

         Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee's serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct. The Trust has a management agreement with Directed Services Inc. ("DSI"), and The Trust and DSI have various portfolio management agreements with the portfolio managers (the "Agreements"). Generally, the Trust will indemnify DSI and the portfolio managers under the Agreements for acts and omissions by DSI and/or the portfolio managers. Also, DSI will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers. Neither DSI nor the portfolio managers are indemnified for acts or omissions where DSI and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence and/or by reason of reckless disregard.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business and Other Connections of Investment Adviser.

         Information as to the directors and officers of Directed Services, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-32675) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

         Information as to the directors and officers of each sub-adviser to a Portfolio of the ING Investors Trust, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the sub-adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

               SUB-ADVISER                                           FILE NUMBER
               -------------------------------------------           -----------
               Aeltus Investment Management, Inc.                    801-9046
               A I M Capital Management, Inc.                        801-15211
               Alliance Capital Management L.P.                      801-56720
               Capital Guardian Trust Company                        801-60145
               Baring International Investment Limited               801-15160
               Eagle Asset Management, Inc.                          801-21343
               Fidelity Management & Research Company                801-07884
               Goldman Sachs Asset Management L.P.                   801-16048
               Janus Capital Management LLC                          801-13991
               Jennison Associates LLC                               801-05608
               J.P. Morgan Investment Management Inc.                801-21011
               Julius Baer Investment Management, Inc.               801-18766
               Marsico Capital Management, LLC                       801-54914
               Massachusetts Financial Services Company              801-17352
               Mercury Advisors                                      801-12485
               Pacific Investment Management                         801-48187
               Salomon Brothers Asset Management, Inc.               801-32046
               T. Rowe Price Associates, Inc.                        801-00856
               UBS Global Asset Management (Americas) Inc.           801-34910
               Van Kampen                                            801-15757

Item 27. Principal Underwriters.

               (a) Directed Services, Inc. serves as Distributor of Shares of ING Investors Trust.

               (b) Information as to the directors and officers of the Distributor together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 08-39104) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

               (c)  Not Applicable (Underwriter Receives No Compensation)

Item 28. Location of Accounts and Records.

         All accounts, books and other documents required to be maintained by
         Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of (a) ING Investors Trust, (b) the Investment Advisers (c) Distributor, (d) the Custodian, (e) the Transfer Agent, (f) the Sub-adviser, (g) Sub-administrator. The address of each is as follows:

         (a)   ING Investors Trust
               7337 East Doubletree Ranch Road
               Scottsdale, AZ 85258

         (b)   Directed Services, Inc.
               1475 Dunwoody Drive
               West Chester, PA 19380

               ING Investments, LLC
               7337 East Doubletree Ranch Road
               Scottsdale, AZ 85258 (for ING American Funds Growth, ING American Funds International, and ING American Funds Growth-Income Portfolios only)

         (c)   Directed Services, Inc.
               1475 Dunwoody Drive
               West Chester, PA 19380

         (d)   Bank of New York
               One Wall Street
               New York, NY 10286

         (e)   Directed Services, Inc.
               1475 Dunwoody Drive
               West Chester, PA 19380

               DST Systems, Inc.
               P.O. Box 419368
               Kansas City, MO 64141 (for ING American Funds Growth, ING American Funds International, and ING American Funds Growth-Income Portfolios only)

         (f)   A I M Capital Management, Inc.
               11 Greenway Plaza, STE 100
               Houston, TX 77046

               Alliance Capital Management L.P.
               1345 Avenue of the Americas
               New York, NY 10105

               Capital Guardian Trust Company
               333 South Hope Street
               Los Angeles, CA 90071

               Baring International Investment Limited
               155 Bishopsgate
               London, England

               Eagle Asset Management, Inc.
               880 Carillon Parkway
               St. Petersburg, FL 33716

               Fidelity Management & Research Company
               82 Devonshire Street
               Boston, MA 02109

               Goldman Sachs Asset Management L.P.
               85 Broad Street
               New York, NY 10004

               ING Investment Management LLC
               5780 Powers Ferry Road, N.W., Suite 300
               Atlanta, GA 30327

               Janus Capital Management LLC
               100 Fillmore Street
               Denver, CO 80206

               Jennison Associates LLC
               466 Lexington Avenue
               New York, NY 10017

               J.P. Morgan Investment Management Inc.
               522 Fifth Avenue
               New York, NY 10036

               JP Morgan Fleming Asset Management (London) Limited 20 Finsbury Street
               London, England EC2Y9AQ

               Marsico Capital Management, LLC
               1200 Seventeenth Street, Suite 1300
               Denver, CO 80202

               Massachusetts Financial Services Company
               500 Boylston Street
               Boston, MA 02116

               Mercury Advisors
               800 Scudder Mill Road
               Plainsboro, NJ 08536

               Pacific Investment Management Company
               840 Newport Center Drive, Suite 300
               Newport Beach, CA 92660

               Salomon Brothers Asset Management, Inc.
               399 Park Avenue
               New York, NY 10022

               T. Rowe Price Associates, Inc.
               100 East Pratt Street
               Baltimore, MD 21202

               UBS Global Asset Management (Americas), Inc.
               One North Wacker Drive
               Chicago, IL 60606

               Van Kampen
               1221 Avenue of the Americas
               New York, NY 10020

         (g)   ING Funds Services, LLC
               7337 East Doubletree Ranch Road
               Scottsdale, AZ 85258

Item 29. Management Services.

         There are no management-related service contracts not discussed in Part A or Part B.

Item 30. Undertakings

         Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, ING Investors Trust has duly caused this Post-Effective Amendment No. 58 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Scottsdale, and the State of Arizona, on the 27th day of February, 2004.


                                        ING INVESTORS TRUST


                                        /s/ Huey P. Falgout, Jr.
                                        -------------------------
                                        Huey P. Falgout, Jr.
                                        Secretary

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

               SIGNATURE                     TITLE                                    DATE
               ---------                     -----                                    -----
          /s/ John G. Turner*                Trustee and Chairman      )
---------------------------------------
            John G. Turner                                             )
                                                                       )
                                             President and Chief       )
         /s/ James M. Hennessy*              Executive Officer         )
---------------------------------------                                )
           James M. Hennessy
                                             Executive Vice President  )
                                             and Principal Financial   )
         /s/ Michael J. Roland*              Officer                   )
---------------------------------------                                )
           Michael J. Roland
                                                                       )        February 27, 2004
          /s/ Paul S. Doherty*               Trustee                   )
---------------------------------------                                )
            Paul S. Doherty
                                                                       )
         /s/ J. Michael Earley*              Trustee                   )
---------------------------------------                                )
            J. Michael Earley
                                                                       )
       /s/ R. Barbara Gitenstein*            Trustee                   )
---------------------------------------                                )
          R. Barbara Gitenstein                                        )

       /s/ Walter H. May, Jr. *              Trustee                   )
---------------------------------------
          Walter H. May, Jr.
                                                                       )
                                                                       )
        /s/ Thomas J. McInerney**            Trustee                   )
---------------------------------------
           Thomas J. McInerney                                         )
                                                                       )
          /s/ Jock Patton*                   Trustee                   )
---------------------------------------
             Jock Patton                                               )
                                                                       )
        /s/ David W.C. Putnam*               Trustee                   )
---------------------------------------
          David W.C. Putnam                                            )
                                                                       )
         /s/ Blaine E. Rieke*                Trustee                   )
---------------------------------------
           Blaine E. Rieke                                             )
                                                                       )
       /s/ Roger B. Vincent*                 Trustee                   )
---------------------------------------
          Roger B. Vincent                                             )
                                                                       )
       /s/ Richard A. Wedemeyer*             Trustee                   )
---------------------------------------
          Richard A. Wedemeyer                                         )


*By: /s/ Huey P. Falgout, Jr.
     ------------------------
     Huey P. Falgout, Jr.
     as Attorney-in-Fact**


** Pursuant to powers of attorney for John G. Turner, James M. Hennessy, Michael
J. Roland, Paul S. Doherty, J. Michael Earley, R. Barbara Gitenstein, Walter H. May, Jr., Thomas J. McInerney, Jock Patton, David W.C. Putnum, Blaine E. Reike, Roger B. Vincent, and Richard A. Wedemeyer dated December 1, 2003 and filed with the Securities and Exchange Commission on January 30, 2004 and incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A of ING Investors Trust as filed on January 30, 2004, File No. 33-23512.

                                  EXHIBIT INDEX

EXHIBIT
NUMBER               NAME OF EXHIBIT
------               ---------------
(a)(10)              Amendment #9 dated November 11, 2003 to The Amended and Restated Agreement and
                     Declaration of Trust.

(d)(1)(A)            Management Agreement dated October 24, 1997 as amended May 24, 2002.

(d)(1)(A)(i)         Amended Schedule B Compensation for Services to Series.

(d)(2)(A)(iii)       Second Amendment dated September 1, 2003 to Portfolio Manager Agreement with T. Rowe
                     Price Associates, Inc.

(d)(2)(A)(iv)        Amended Schedule B Compensation for Services to Series.

(d)(2)(C)(i)         First Amendment dated September 1, 2003 to Portfolio Manager Agreement with Eagle Asset
                     Management, Inc.

(d)(2)(D)(ii)        Second Amendment dated September 1, 2003 to Portfolio Management Agreement with
                     Massachusetts Financial Services Company.

(d)(2)(E)(ii)        First Amendment dated September 1, 2003 to Portfolio Management Agreement with Baring
                     International Investment Limited.

(d)(2)(F)(iii)       Third Amendment dated July 1, 2003 to Sub-advisory Agreement with AIM Capital
                     Management, Inc.

(d)(2)(F)(iv)        Fourth Amendment dated September 1, 2003 to Sub-Advisory Agreement with AIM Capital
                     Management, Inc.

(d)(2)(F)(v)         Amended Schedule B.

(d)(2)(G)(i)         First Amendment dated September 1, 2003 to Portfolio Management Agreement with Alliance
                     Capital Management, L.P.

(d)(2)(H)(ii)        Second Amendment dated September 1, 2003 to Portfolio Management Agreement with Salomon
                     Brothers Asset Management, Inc.

(d)(2)(H)(iii)       Amended Schedule B Compensation for Services to Series.

(d)(2)(K)(iv)        Amended Schedule B Compensation for Services to Series.

(d)(2)(M)(ii)        Sub-Advisory Agreement dated December 1, 2003 between Morgan Stanley Investment
                     Management Inc. and Morgan Stanley Investment Management Limited.

(d)(2)(N)(i)         First Amendment dated September 1, 2003 to Portfolio Management Agreement with J.P.
                     Morgan Fleming Asset Management (USA), Inc.

(d)(2)(P)(ii)        Schedule B Compensation for Services to Series.

(d)(2)(R)(i)         First Amendment dated September 1, 2003 to Portfolio Management Agreement with Marsico
                     Capital Management.

(d)(2)(T)            Sub-Advisory Agreement with Aeltus Investment Management, Inc. dated August 1, 2003.

(d)(2)(T)(i)         Amended Schedule A with respect to the Sub-Adviser Agreement between Directed Services,
                     Inc. and Aeltus Investment Management, Inc.

EXHIBIT
NUMBER               NAME OF EXHIBIT
------               ---------------
(d)(2)(T)(ii)        First Amendment dated September 1, 2003 to Portfolio Management Agreement with Aeltus
                     Investment Management, Inc.

(d)(2)(U)(i)         First Amendment dated September 1, 2003 to Portfolio Management Agreement between
                     Jennison Associates, LLC.

(d)(2)(V)(i)         First Amendment dated September 1, 2003 to Portfolio Management Agreement with Fund
                     Asset Management, L.P.

(d)(2)(Y)            Form of Portfolio Management Agreement with Legg Mason Funds Management, Inc.

(d)(3)(B)(i)         Amended Schedule A to Administrative Services Sub-Contract between DSI, Inc. and ING
                     Funds Services, LLC.

(e)(1)(A)            Form of Amendment dated October 1, 2003 to Distribution Agreement dated August 21, 2003.

(g)(1)(i)            Amended Exhibit A to Custody Agreement as of February 1, 2004.

(g)(2)(i)            Amended Exhibit A to the Foreign Custody Manager Agreement as of November 5, 2003.
                     February 1, 2004.

(g)(3)               Fund Accounting Agreement made January 6, 2003 with The Bank of New York.

(g)(3)(i)            Amended Exhibit A to the Fund Accounting Agreement as of February 1, 2004.

(h)(1)(A)(i)         Addendum dated May 24, 2002 to Shareholders Services Agreement.

(h)(1)(C)            Securities Lending Agreement and Guaranty with The Bank of New York and Schedule I dated
                     August 7, 2003.

(h)(1)(C)(i)         Form of Letter to Bank of New York and Amended Exhibit A.

(h)(5)(D)            Participation Agreement dated May 1, 2003 among Golden American Life Insurance Company,
                     The GCG Trust and Directed Services, Inc.

(h)(5)(F)(i)         Amendment to Private Placement Participation Agreement dated June 27, 2003.

(h)(5)(H)            Participation Agreement dated May 1, 2003 among United Life and Annuity Insurance Co.,
                     ING Investors Trust, and Directed Services, Inc.

(h)(5)(J)            Participation Agreement among ING Investors Trust (formerly, The GCG Trust), Directed
                     Services, Inc., and Security Equity Life Insurance Company.

(h)(5)(J)(i)         Assignment of and Amendment #1 to Participation Agreement Among ING Investors Trust,
                     Directed Services, Inc., and Security Equity Life Insurance Company dated October 13,
                     1994.

(m)(1)               Rule 12b-1 Distribution Plan dated November 5, 2003 Pursuant to Rule 12b-1.

(m)(1)(i)            Amended Schedule A Schedule of Series with Respect to ING Investors Trust Rule 12b-1
                     Distribution Plan.

(m)(1)(ii)           Reduction in fee letter for Class A shares dated August 21, 2003.

(m)(2)(i)            Form of Amended Schedule A of Series with Respect to the Shareholder Service and
                     Distribution Plan.

(m)(2)(iii)          Reduction in fee letter for Class R shares dated May 29, 2003.


EXHIBIT
NUMBER               NAME OF EXHIBIT
------               ---------------
(p)(7)               Pacific Investment Management Company Code of Ethics dated February 1, 2004.

(p)(21)              Morgan Stanley Investment Management Inc. Code of Ethics dated August 16, 2002.